UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Government Money Market ProFund Investor - MPIXX

Government Money Market ProFund Service - MPSXX

ProFund Access VP High Yield

ProFund VP Asia 30

ProFund VP Banks

ProFund VP Bear

ProFund VP Biotechnology

ProFund VP Bull

ProFund VP Communication Services

ProFund VP Consumer Discretionary

ProFund VP Consumer Staples

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Energy

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP Government Money Market

ProFund VP Health Care

ProFund VP Industrials

ProFund VP International

ProFund VP Internet

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Materials

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Rising Rates Opportunity

ProFund VP Semiconductor

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

ProFund VP Technology

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

Government Money Market ProFund

Investor Class MPIXX

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.92%

Fund Statistics

Net Assets	$179,484,588
Number of Holdings	1

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.41%	2.56%	1.51%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Market Exposure
Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio	107%
Total	107%

"Market Exposure" includes the value of total investments including any instruments used for cash management.

Government Cash Management Portfolio Asset Allocation

Sector	Weight
Repuchase Agreements	44%
U.S. Government Sponsored Agencies	31%
U.S. Treasury Obligations	25%

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Government Money Market ProFund

Investor Class MPIXX

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Government Money Market ProFund

Service Class MPSXX

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$194	1.92%

Fund Statistics

Net Assets	$179,484,588
Number of Holdings	1

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	2.39%	1.87%	0.99%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Market Exposure
Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio	107%
Total	107%

"Market Exposure" includes the value of total investments including any instruments used for cash management.

Government Cash Management Portfolio Asset Allocation

Sector	Weight
Repuchase Agreements	44%
U.S. Government Sponsored Agencies	31%
U.S. Treasury Obligations	25%

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Government Money Market ProFund

Service Class MPSXX

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

ProFund Access VP High Yield

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund Access VP High Yield (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund Access VP High Yield	$172	1.67%

How did the Fund perform last year?

Access VP High Yield seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the high yield market. During 2025, the index performance was driven by appreciation of high-yield bonds.

For the year ended December 31, 2025, the Fund had a total return of 6.24%. For the same period, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance, had a total return of 8.83%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $14,682
Markit iBoxx $ Liquid High Yield Index $17,925
Bloomberg U.S. Aggregate Bond Index $12,199
$20,000
$15,000
$10,000
$5,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Markit iBoxx $ Liquid High Yield Index	Bloomberg U.S. Aggregate Bond Index
Dec15	$10,000	$10,000	$10,000
Dec16	$10,900	$11,533	$10,265
Dec17	$11,423	$12,264	$10,628
Dec18	$11,353	$12,078	$10,629
Dec19	$12,764	$13,848	$11,556
Dec20	$12,756	$14,494	$12,423
Dec21	$12,790	$15,143	$12,232
Dec22	$11,772	$13,516	$10,641
Dec23	$12,999	$15,263	$11,229
Dec24	$13,819	$16,471	$11,369
Dec25	$14,682	$17,925	$12,199

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	6.24%	2.85%	3.92%
Markit iBoxx $ Liquid High Yield Index	8.83%	4.34%	6.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$12,915,864
Number of Holdings*	5
Net Investment Advisory Fees	$105,369
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund Access VP High Yield

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Asia 30

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Asia 30 (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Asia 30	$188	1.68%

How did the Fund perform last year?

VP Asia 30 seeks investment results, before fees and expenses, that track the performance of the ProFunds Asia 30 Index® (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by strong positive performance in Asian stocks.

For the year ended December 31, 2025, the Fund had a total return of 24.12% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 24.03% and a volatility of 26.47%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $16,577
ProFunds Asia 30 Index® $16,039
MSCI AC Asia Pacific Free Excluding Japan Index $22,550
S&P Global 1200 Index $33,493
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	ProFunds Asia 30 Index®	MSCI AC Asia Pacific Free Excluding Japan Index	S&P Global 1200 Index
Dec15	$10,000	$10,000	$10,000	$10,000
Dec16	$10,064	$10,085	$10,675	$10,889
Dec17	$13,372	$13,366	$14,624	$13,485
Dec18	$10,886	$10,854	$12,588	$12,384
Dec19	$13,749	$13,618	$14,999	$15,879
Dec20	$18,637	$18,515	$18,365	$18,353
Dec21	$15,185	$14,983	$17,833	$22,307
Dec22	$11,476	$11,342	$14,717	$18,553
Dec23	$11,972	$11,816	$15,800	$22,892
Dec24	$13,355	$12,931	$17,404	$27,233
Dec25	$16,577	$16,039	$22,550	$33,493

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	24.12%	-2.31%	5.18%
ProFunds Asia 30 Index®	24.03%	-2.83%	4.84%
MSCI AC Asia Pacific Free Excluding Japan Index	29.57%	4.19%	8.47%
S&P Global 1200 Index	22.99%	12.79%	12.85%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$19,242,410
Number of Holdings*	30
Net Investment Advisory Fees	$137,785
Portfolio Turnover	249%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	26%
Information Technology	24%
Financials	17%
Communication Services	16%
Industrials	10%
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	8.1%
ASE Technology Holding Co., Ltd.	5.9%
HDFC Bank, Ltd.	5.7%
BHP Group, Ltd.	5.1%
ICICI Bank, Ltd.	4.3%

Largest Countries

China	58.1%
Taiwan	16.9%
India	13.8%
Australia	5.1%
Hong Kong	2.9%

ProFund VP Asia 30

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Banks

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Banks (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Banks	$177	1.68%

How did the Fund perform last year?

VP Banks seeks investment results, before fees and expenses, that track the performance of the S&P Banks Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by strong performance of bank stocks due to high earnings.

For the year ended December 31, 2025, the Fund had a total return of 10.53% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 12.71% and a volatility of 26.23%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $22,113
S&P Banks Select Industry Index $23,615
S&P Total Market Index $37,777
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Banks Select Industry Index	S&P Total Market Index
Dec15	$10,000	$10,000	$10,000
Dec16	$12,323	$13,132	$11,265
Dec17	$14,531	$14,536	$13,649
Dec18	$11,930	$11,718	$12,927
Dec19	$16,276	$15,255	$16,921
Dec20	$13,800	$13,952	$20,439
Dec21	$18,505	$18,697	$25,683
Dec22	$14,826	$15,987	$20,667
Dec23	$16,366	$16,869	$26,053
Dec24	$20,006	$20,951	$32,273
Dec25	$22,113	$23,615	$37,777

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.53%	9.89%	8.26%
S&P Banks Select Industry Index	12.71%	11.10%	8.97%
S&P Total Market Index	17.05%	13.07%	14.22%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,448,254
Number of Holdings*	107
Net Investment Advisory Fees	$33,396
Portfolio Turnover	1125%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
S&P Banks Select Industry Index Swap Agreements	1%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Regional Banks	75%
Diversified Banks	11%
Commercial & Residential Mortgage Finance	7%
Other Diversified Financial Services	5%
Asset Management & Custody Banks	2%
Largest Equity Holdings
Holding	% of Net Assets
Citigroup, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
NMI Holdings, Inc. - Class A	1.1%
Popular, Inc.	1.1%
Jackson Financial, Inc. - Class A	1.1%

"Standard & Poor's®", "S&P®" and "S&P Banks Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Banks

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Bear

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Bear (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bear	$156	1.68%

How did the Fund perform last year?

VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by mega-cap outperformance.

For the year ended December 31, 2025, the Fund had a total return of -14.47% and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 17.88% and a volatility of 18.64%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $2,348
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P 500® Index
Dec15	$10,000	$10,000
Dec16	$8,695	$11,196
Dec17	$7,133	$13,640
Dec18	$7,422	$13,042
Dec19	$5,719	$17,149
Dec20	$4,254	$20,304
Dec21	$3,206	$26,132
Dec22	$3,755	$21,399
Dec23	$3,182	$27,025
Dec24	$2,746	$33,786
Dec25	$2,348	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-14.47%	-11.20%	-13.49%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,288,220
Number of Holdings*	5
Net Investment Advisory Fees	$18,334
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(73)%
E-mini S&P 500 Futures Contracts	(27)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	34%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	10%
Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Bear

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Biotechnology

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Biotechnology (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Biotechnology	$186	1.59%

How did the Fund perform last year?

VP Biotechnology seeks investment results, before fees and expenses, that track the performance of the S&P Biotechnology Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by technological innovation and supportive macroeconomic conditions.

For the year ended December 31, 2025, the Fund had a total return of 34.03% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 35.98% and a volatility of 27.57%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $20,433
S&P Biotechnology Select Industry Index $17,759
S&P Total Market Index $37,777
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Biotechnology Select Industry Index	S&P Total Market Index
Dec15	$10,000	$10,000	$10,000
Dec16	$8,452	$8,439	$11,265
Dec17	$10,357	$12,140	$13,649
Dec18	$9,659	$10,320	$12,927
Dec19	$11,248	$13,657	$16,921
Dec20	$12,978	$20,226	$20,439
Dec21	$15,019	$16,104	$25,683
Dec22	$13,861	$11,978	$20,667
Dec23	$15,267	$12,907	$26,053
Dec24	$15,245	$13,060	$32,273
Dec25	$20,433	$17,759	$37,777

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	34.03%	9.50%	7.41%
S&P Biotechnology Select Industry Index	35.98%	-2.57%	5.91%
S&P Total Market Index	17.05%	13.07%	14.22%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$41,265,252
Number of Holdings*	152
Net Investment Advisory Fees	$252,156
Portfolio Turnover	222%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
S&P Biotechnology Select Industry Index Swap Agreements	1%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Biotechnology	100%
Largest Equity Holdings
Holding	% of Net Assets
Amicus Therapeutics, Inc.	1.5%
Praxis Precision Medicines, Inc.	1.4%
Travere Therapeutics, Inc.	1.4%
BioMarin Pharmaceutical, Inc.	1.4%
Cytokinetics, Inc.	1.3%

"Standard & Poor's®", "S&P®" and "S&P Biotechnology Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Biotechnology

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Bull

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Bull (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bull	$181	1.68%

How did the Fund perform last year?

VP Bull seeks investment results, before fees and expenses, that track the performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by mega-cap outperformance.

For the year ended December 31, 2025, the Fund had a total return of 15.56% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 17.88% and a volatility of 18.64%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $32,625
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P 500® Index
Dec15	$10,000	$10,000
Dec16	$10,966	$11,196
Dec17	$13,087	$13,640
Dec18	$12,283	$13,042
Dec19	$15,830	$17,149
Dec20	$18,368	$20,304
Dec21	$23,205	$26,132
Dec22	$18,625	$21,399
Dec23	$23,047	$27,025
Dec24	$28,231	$33,786
Dec25	$32,625	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	15.56%	12.18%	12.55%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$54,160,298
Number of Holdings*	509
Net Investment Advisory Fees	$416,081
Portfolio Turnover	136%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	75%
S&P 500 Swap Agreements	19%
E-mini S&P 500 Futures Contracts	6%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	34%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	10%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	5.8%
Apple, Inc.	5.2%
Microsoft Corp.	4.6%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class A	2.3%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Bull

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Communication Services

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Communication Services (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Communication Services	$186	1.68%

How did the Fund perform last year?

VP Communication Services seeks investment results, before fees and expenses, that track the performance of the S&P Communication Services Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by strong earnings for communication companies.

For the year ended December 31, 2025, the Fund had a total return of 20.91% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 23.08% and a volatility of 18.54%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $23,602
S&P Communication Services Select Sector Index $39,646
S&P Total Market Index $37,777
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Communication Services Select Sector Index	S&P Total Market Index
Dec15	$10,000	$10,000	$10,000
Dec16	$12,165	$11,161	$11,265
Dec17	$11,907	$13,892	$13,649
Dec18	$10,109	$12,936	$12,927
Dec19	$11,602	$16,997	$16,921
Dec20	$11,967	$21,584	$20,439
Dec21	$14,171	$25,046	$25,683
Dec22	$11,164	$15,614	$20,667
Dec23	$14,716	$23,896	$26,053
Dec24	$19,520	$32,210	$32,273
Dec25	$23,602	$39,646	$37,777

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	20.91%	14.55%	8.97%
S&P Communication Services Select Sector Index	23.08%	12.93%	14.77%
S&P Total Market Index	17.05%	13.07%	14.22%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$14,258,925
Number of Holdings*	28
Net Investment Advisory Fees	$98,788
Portfolio Turnover	414%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	97%
S&P Communication Services Select Sector Index Swap Agreements	3%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	40%
Entertainment	28%
Media	18%
Diversified Telecommunication Services	9%
Wireless Telecommunication Services	5%
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	19.1%
Alphabet, Inc. - Class A	10.3%
Alphabet, Inc. - Class C	8.2%
Netflix, Inc.	5.3%
Comcast Corp. - Class A	4.7%

"Standard & Poor's®", "S&P®" and "S&P Communication Services Select Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Communication Services

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Consumer Discretionary

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Consumer Discretionary (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Discretionary	$173	1.68%

How did the Fund perform last year?

VP Consumer Discretionary seeks investment results, before fees and expenses, that track the performance of the S&P Consumer Discretionary Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by a challenging macroeconomic backdrop for consumers.

For the year ended December 31, 2025, the Fund had a total return of 5.51% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 7.45% and a volatility of 24.07%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $25,972
S&P Consumer Discretionary Select Sector Index $34,393
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Consumer Discretionary Select Sector Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$10,418	$10,603	$11,196
Dec17	$12,332	$13,039	$13,640
Dec18	$12,408	$13,271	$13,042
Dec19	$15,465	$17,071	$17,149
Dec20	$19,848	$22,150	$20,304
Dec21	$21,879	$28,354	$26,132
Dec22	$14,980	$18,082	$21,399
Dec23	$19,782	$25,280	$27,025
Dec24	$24,616	$32,009	$33,786
Dec25	$25,972	$34,393	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.51%	5.53%	10.01%
S&P Consumer Discretionary Select Sector Index	7.45%	9.20%	13.15%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$19,601,435
Number of Holdings*	53
Net Investment Advisory Fees	$159,669
Portfolio Turnover	223%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
S&P Consumer Discretionary Select Sector Index Swap Agreements	1%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Retailing	45%
Consumer Services	24%
Automobiles & Components	24%
Consumer Durables & Apparel	7%
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	22.7%
Tesla, Inc.	20.6%
The Home Depot, Inc.	5.6%
McDonald's Corp.	4.4%
Booking Holdings, Inc.	3.9%

"Standard & Poor's®", "S&P®" and "S&P Consumer Discretionary Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Consumer Discretionary

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Consumer Staples

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Consumer Staples (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Staples	$168	1.68%

How did the Fund perform last year?

VP Consumer Staples seeks investment results, before fees and expenses, that track the performance of the S&P Consumer Staples Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was tempered by higher prices due to inflation.

For the year ended December 31, 2025, the Fund had a total return of -0.17% and an average daily statistical correlation of over 0.99 to daily performance of the Index. For the same period, the Index had a total return of 1.61% and a volatility of 13.76%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $17,365
S&P Consumer Staples Select Sector Index $20,332
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Consumer Staples Select Sector Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$10,354	$10,515	$11,196
Dec17	$11,913	$11,892	$13,640
Dec18	$10,150	$10,944	$13,042
Dec19	$12,846	$13,974	$17,149
Dec20	$16,834	$15,411	$20,304
Dec21	$20,141	$18,080	$26,132
Dec22	$15,167	$17,954	$21,399
Dec23	$15,762	$17,812	$27,025
Dec24	$17,395	$20,010	$33,786
Dec25	$17,365	$20,332	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-0.17%	0.62%	5.67%
S&P Consumer Staples Select Sector Index	1.61%	5.70%	7.35%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,407,726
Number of Holdings*	41
Net Investment Advisory Fees	$74,875
Portfolio Turnover	361%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
S&P Consumer Staples Select Sector Index Swap Agreements	3%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Food, Beverage & Tobacco	47%
Food & Staples Retailing	32%
Household & Personal Products	21%
Largest Equity Holdings
Holding	% of Net Assets
Walmart, Inc.	11.2%
Costco Wholesale Corp.	8.7%
The Procter & Gamble Co.	7.7%
The Coca-Cola Co.	6.2%
Philip Morris International, Inc.	5.7%

"Standard & Poor's®", "S&P®" and "S&P Consumer Staples Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Consumer Staples

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Dow 30

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Dow 30 (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Dow 30	$167	1.57%

How did the Fund perform last year?

VP Dow 30 seeks investment results, before fees and expenses, that track the performance of the Dow Jones Industrial Average® (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by strong corporate earnings and the economic outlook for the U.S.

For the year ended December 31, 2025, the Fund had a total return of 12.12% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 14.92% and a volatility of 16.60%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $26,323
Dow Jones Industrial Average® $34,263
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Dow Jones Industrial Average®	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$11,294	$11,650	$11,196
Dec17	$13,959	$14,924	$13,640
Dec18	$13,118	$14,405	$13,042
Dec19	$16,028	$18,056	$17,149
Dec20	$17,215	$19,811	$20,304
Dec21	$20,229	$23,961	$26,132
Dec22	$18,438	$22,317	$21,399
Dec23	$20,935	$25,928	$27,025
Dec24	$23,478	$29,814	$33,786
Dec25	$26,323	$34,263	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.12%	8.86%	10.16%
Dow Jones Industrial Average®	14.92%	11.58%	13.11%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$357,200
Number of Holdings*	5
Net Investment Advisory Fees	$2,711
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	28%
Information Technology	20%
Industrials	15%
Health Care	12%
Consumer Discretionary	12%
Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

ProFund VP Dow 30

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Emerging Markets

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Emerging Markets (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Emerging Markets	$198	1.68%

How did the Fund perform last year?

VP Emerging Markets seeks investment results, before fees and expenses, that track the performance of the S&P® Emerging 50 ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by a weaker U.S. dollar and looser global monetary policy.

For the year ended December 31, 2025, the Fund had a total return of 36.13% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 38.66% and a volatility of 22.32%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $22,955
S&P® Emerging 50 ADR Index (USD) $26,792
S&P Global 1200 Index $33,493
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P® Emerging 50 ADR Index (USD)	S&P Global 1200 Index
Dec15	$10,000	$10,000	$10,000
Dec16	$11,101	$11,254	$10,889
Dec17	$14,793	$15,248	$13,485
Dec18	$12,534	$13,134	$12,384
Dec19	$15,572	$16,475	$15,879
Dec20	$19,732	$21,184	$18,353
Dec21	$16,178	$17,670	$22,307
Dec22	$13,559	$15,029	$18,553
Dec23	$15,635	$17,619	$22,892
Dec24	$16,863	$19,322	$27,233
Dec25	$22,955	$26,792	$33,493

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	36.13%	3.07%	8.66%
S&P® Emerging 50 ADR Index (USD)	38.66%	4.81%	10.36%
S&P Global 1200 Index	22.99%	12.79%	12.85%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$35,841,769
Number of Holdings*	56
Net Investment Advisory Fees	$218,612
Portfolio Turnover	951%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	94%
S&P Emerging 50 ADR Index (USD) Swap Agreements	6%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	29%
Information Technology	26%
Financials	18%
Materials	8%
Communication Services	8%
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	18.8%
Alibaba Group Holding, Ltd.	16.4%
HDFC Bank, Ltd.	6.5%
PDD Holdings, Inc.	4.2%
ICICI Bank, Ltd.	4.0%

Largest Countries

China	35.0%
Taiwan	22.0%
India	14.6%
Brazil	9.9%
South Korea	4.7%

"Standard & Poor's®", "S&P®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Emerging Markets

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Energy

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Energy (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Energy	$173	1.68%

How did the Fund perform last year?

VP Energy seeks investment results, before fees and expenses, that track the performance of the S&P Energy Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by falling crude oil prices and volatile natural gas prices.

For the year ended December 31, 2025, the Fund had a total return of 5.86% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 8.03% and a volatility of 24.61%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $17,700
S&P Energy Select Sector Index $22,453
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Energy Select Sector Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$12,418	$12,824	$11,196
Dec17	$12,024	$12,713	$13,640
Dec18	$9,593	$10,413	$13,042
Dec19	$10,409	$11,671	$17,149
Dec20	$6,822	$7,838	$20,304
Dec21	$10,365	$12,026	$26,132
Dec22	$16,525	$19,790	$21,399
Dec23	$16,113	$19,672	$27,025
Dec24	$16,720	$20,784	$33,786
Dec25	$17,700	$22,453	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.86%	21.01%	5.88%
S&P Energy Select Sector Index	8.03%	23.43%	8.42%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$30,853,728
Number of Holdings*	27
Net Investment Advisory Fees	$284,917
Portfolio Turnover	1360%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
S&P Energy Select Sector Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	9%
Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	23.1%
Chevron Corp.	17.2%
ConocoPhillips	6.9%
The Williams Cos., Inc.	4.5%
SLB, Ltd.	4.0%

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Energy

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Europe 30

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Europe 30 (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Europe 30	$193	1.68%

How did the Fund perform last year?

Europe 30 ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProFunds Europe 30 Index® (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by economic growth and monetary policy easing.

For the year ended December 31, 2025, the Fund had a total return of 29.59% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 27.81% and a volatility of 16.86%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $21,619
ProFunds Europe 30 Index® $18,389
S&P Global 1200 Index $33,493
STOXX Europe 50® Index $23,001
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	ProFunds Europe 30 Index®	S&P Global 1200 Index	STOXX Europe 50® Index
Dec15	$10,000	$10,000	$10,000	$10,000
Dec16	$10,781	$10,501	$10,889	$9,773
Dec17	$12,906	$12,309	$13,485	$12,127
Dec18	$11,083	$10,355	$12,384	$10,366
Dec19	$13,054	$11,959	$15,879	$12,964
Dec20	$11,849	$10,899	$18,353	$13,247
Dec21	$14,755	$13,482	$22,307	$15,520
Dec22	$13,610	$12,209	$18,553	$14,303
Dec23	$15,987	$14,075	$22,892	$17,045
Dec24	$16,682	$14,388	$27,233	$17,280
Dec25	$21,619	$18,389	$33,493	$23,001

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	29.59%	12.78%	8.01%
ProFunds Europe 30 Index®	27.81%	11.03%	6.28%
S&P Global 1200 Index	22.99%	12.79%	12.85%
STOXX Europe 50® Index	33.10%	11.67%	8.69%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$17,291,077
Number of Holdings*	30
Net Investment Advisory Fees	$120,507
Portfolio Turnover	195%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Health Care	20%
Information Technology	17%
Financials	15%
Energy	15%
Consumer Staples	10%
Largest Equity Holdings
Holding	% of Net Assets
HSBC Holdings PLC	5.9%
SAP SE	5.5%
Novo Nordisk A/S	5.3%
ASML Holding N.V.	5.2%
Shell PLC	5.0%

Largest Countries

United Kingdom	50.5%
Netherlands	10.9%
Germany	7.8%
France	7.7%
Denmark	5.3%

ProFund VP Europe 30

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Falling U.S. Dollar

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Falling U.S. Dollar (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Falling U.S. Dollar	$177	1.68%

How did the Fund perform last year?

VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by a falling U.S. dollar.

For the year ended December 31, 2025, the Fund had a total return of 10.81% and had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of -9.37% and a volatility of 7.17%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the underlying benchmark to which the derivatives are linked, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $8,918
ICE® U.S. Dollar Index $9,963
Bloomberg U.S. Aggregate Bond Index $12,199
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	ICE® U.S. Dollar Index	Bloomberg U.S. Aggregate Bond Index
Dec15	$10,000	$10,000	$10,000
Dec16	$9,414	$10,370	$10,265
Dec17	$10,211	$9,353	$10,628
Dec18	$9,566	$9,734	$10,629
Dec19	$9,342	$9,779	$11,556
Dec20	$9,791	$9,111	$12,423
Dec21	$9,005	$9,694	$12,232
Dec22	$8,216	$10,486	$10,641
Dec23	$8,482	$10,273	$11,229
Dec24	$8,048	$10,993	$11,369
Dec25	$8,918	$9,963	$12,199

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.81%	-1.85%	-1.14%
ICE® U.S. Dollar Index	-9.37%	1.80%	-0.04%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$667,595
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its afﬁliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general ﬁnancial market performance.

ProFund VP Falling U.S. Dollar

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Financials

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Financials (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Financials	$179	1.68%

How did the Fund perform last year?

VP Financials seeks investment results, before fees and expenses, that tracks daily performance of the S&P Financial Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by strong performance of bank stocks due to high earnings.

For the year ended December 31, 2025, the Fund had a total return of 12.90% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 15.02% and a volatility of 19.20%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $28,485
S&P Financial Select Sector Index $34,485
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Financial Select Sector Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$11,532	$12,280	$11,196
Dec17	$13,629	$15,004	$13,640
Dec18	$12,208	$13,049	$13,042
Dec19	$15,903	$17,241	$17,149
Dec20	$15,622	$16,949	$20,304
Dec21	$20,325	$22,887	$26,132
Dec22	$17,247	$20,476	$21,399
Dec23	$19,642	$22,964	$27,025
Dec24	$25,229	$29,981	$33,786
Dec25	$28,485	$34,485	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.90%	12.77%	11.04%
S&P Financial Select Sector Index	15.02%	15.27%	13.18%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$39,033,288
Number of Holdings*	82
Net Investment Advisory Fees	$279,219
Portfolio Turnover	436%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
S&P Financial Select Sector Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Diversified Financials	60%
Banks	27%
Insurance	13%
Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	11.5%
JPMorgan Chase & Co.	10.9%
Visa, Inc. - Class A	7.4%
MasterCard, Inc. - Class A	5.8%
Bank of America Corp.	4.6%

"Standard & Poor's®", "S&P®" and "S&P Financial Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Financials

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Government Money Market

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Government Money Market (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Government Money Market	$91	0.90%

How did the Fund perform last year?

VP Government Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

The Fund invests in U.S. Government Securities and/or repurchase agreements collateralized by U.S Government Securities. During 2025, the index performance was driven by rate cuts.

For the year ended December 31, 2025, the Fund had a total return of 3.27%.

Primary factors affecting Fund performance include the total return of the securities and financial instruments held by the Fund, expenses, transaction costs, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $11,481
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

Fund
Dec15	$10,000
Dec16	$10,002
Dec17	$10,004
Dec18	$10,046
Dec19	$10,123
Dec20	$10,128
Dec21	$10,129
Dec22	$10,232
Dec23	$10,657
Dec24	$11,117
Dec25	$11,481

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.27%	2.54%	1.39%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$28,123,222
Number of Holdings*	13
Net Investment Advisory Fees	$150,732

Market Exposure
Investment Type	% of Net Assets
U.S. Treasury Obligations	57%
Repurchase Agreements	43%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

ProFund VP Government Money Market

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Health Care

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Health Care (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Health Care	$179	1.68%

How did the Fund perform last year?

VP Health Care seeks investment results, before fees and expenses, that track the performance of the S&P Health Care Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by demographic tailwinds from aging populations alongside ongoing U.S. healthcare policy uncertainty.

For the year ended December 31, 2025, the Fund had a total return of 12.56% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 14.60% and a volatility of 17.26%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $21,630
S&P Health Care Select Sector Index $25,720
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Health Care Select Sector Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$9,595	$9,731	$11,196
Dec17	$11,602	$11,879	$13,640
Dec18	$12,116	$12,647	$13,042
Dec19	$14,463	$15,281	$17,149
Dec20	$16,552	$17,336	$20,304
Dec21	$20,116	$21,866	$26,132
Dec22	$18,904	$21,438	$21,399
Dec23	$19,060	$21,879	$27,025
Dec24	$19,216	$22,444	$33,786
Dec25	$21,630	$25,720	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.56%	5.50%	8.02%
S&P Health Care Select Sector Index	14.60%	8.21%	9.91%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$34,558,480
Number of Holdings*	65
Net Investment Advisory Fees	$257,501
Portfolio Turnover	511%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
S&P Health Care Select Sector Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	35%
Health Care Equipment & Supplies	21%
Biotechnology	17%
Health Care Providers & Services	17%
Life Sciences Tools & Services	10%
Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	14.9%
Johnson & Johnson	8.7%
AbbVie, Inc.	7.0%
UnitedHealth Group, Inc.	5.2%
Merck & Co., Inc.	4.6%

"Standard & Poor's®", "S&P®" and "S&P Health Care Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Health Care

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Industrials

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Industrials (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Industrials	$182	1.68%

How did the Fund perform last year?

VP Industrials seeks investment results, before fees and expenses, that track the performance of the S&P Industrials Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by high demand in the artificial intelligence and defense sectors.

For the year ended December 31, 2025, the Fund had a total return of 17.25% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 19.42% and a volatility of 18.84%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $29,579
S&P Industrials Select Sector Index $35,345
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Industrials Select Sector Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$11,755	$12,013	$11,196
Dec17	$14,387	$14,908	$13,640
Dec18	$12,551	$12,966	$13,042
Dec19	$16,378	$16,774	$17,149
Dec20	$19,123	$18,630	$20,304
Dec21	$22,260	$22,564	$26,132
Dec22	$18,787	$21,328	$21,399
Dec23	$21,848	$25,195	$27,025
Dec24	$25,227	$29,597	$33,786
Dec25	$29,579	$35,345	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	17.25%	9.11%	11.45%
S&P Industrials Select Sector Index	19.42%	13.66%	13.46%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$16,749,594
Number of Holdings*	86
Net Investment Advisory Fees	$132,986
Portfolio Turnover	279%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
S&P Industrials Select Sector Index Swap Agreements	2%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Capital Goods	73%
Transportation	16%
Commercial & Professional Services	11%
Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	6.7%
Caterpillar, Inc.	5.6%
RTX Corp.	5.1%
GE Vernova, Inc.	3.7%
The Boeing Co.	3.5%

"Standard & Poor's®", "S&P®" and "S&P Industrials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Industrials

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP International

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP International (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP International	$191	1.68%

How did the Fund perform last year?

VP International seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by a weakening U.S. dollar and strong performance in Europe and Japan.

For the year ended December 31, 2025, the Fund had a total return of 27.97% and an average daily statistical correlation of over 0.99 of the daily performance of the U.S.-traded MSCI EAFE Index futures contract. For the same period, the Index had a total return of 31.22% and a volatility of 15.50%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $17,250
MSCI EAFE Index $21,959
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	MSCI EAFE Index
Dec15	$10,000	$10,000
Dec16	$9,907	$10,100
Dec17	$12,067	$12,628
Dec18	$10,165	$10,887
Dec19	$12,124	$13,284
Dec20	$12,718	$14,322
Dec21	$13,840	$15,935
Dec22	$11,564	$13,632
Dec23	$13,362	$16,118
Dec24	$13,479	$16,735
Dec25	$17,250	$21,959

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	27.97%	6.29%	5.60%
MSCI EAFE Index	31.22%	8.92%	8.18%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$14,288,000
Number of Holdings*	5
Net Investment Advisory Fees	$100,374
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	25%
Industrials	19%
Health Care	11%
Consumer Discretionary	10%
Information Technology	8%
Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

ProFund VP International

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Internet

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Internet (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Internet	$176	1.68%

How did the Fund perform last year?

VP Internet seeks investment results, before fees and expenses, that track the performance of the Dow Jones Internet CompositeSM Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by the artificial intelligence boom.

For the year ended December 31, 2025, the Fund had a total return of 9.13% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 11.15% and a volatility of 24.56%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $32,178
Dow Jones Internet Composite℠ Index $38,023
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Dow Jones Internet Composite℠ Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$10,553	$10,745	$11,196
Dec17	$14,357	$14,866	$13,640
Dec18	$15,065	$15,873	$13,042
Dec19	$17,782	$19,060	$17,149
Dec20	$26,819	$29,259	$20,304
Dec21	$28,242	$31,298	$26,132
Dec22	$15,214	$17,138	$21,399
Dec23	$22,798	$26,089	$27,025
Dec24	$29,487	$34,208	$33,786
Dec25	$32,178	$38,023	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	9.13%	3.71%	12.40%
Dow Jones Internet Composite℠ Index	11.15%	5.38%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$13,233,688
Number of Holdings*	46
Net Investment Advisory Fees	$103,216
Portfolio Turnover	47%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	97%
Dow Jones Internet Composite Index Swap Agreements	3%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	20%
Software	14%
Communications Equipment	13%
Hotels, Restaurants & Leisure	13%
Multiline Retail	12%
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	10.0%
Amazon.com, Inc.	9.8%
Netflix, Inc.	8.2%
Cisco Systems, Inc.	6.3%
Alphabet, Inc. - Class A	5.3%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Internet Composite Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

ProFund VP Internet

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Japan

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Japan (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Japan	$194	1.68%

How did the Fund perform last year?

VP Japan seeks investment results, before fees and expenses, that track the performance of the Nikkei 225 Stock Average (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by government reforms and strong foreign capital flows into Japan.

For the year ended December 31, 2025, the Fund had a total return of 30.69% and an average daily statistical correlation of over 0.99 to the daily performance of the U.S. dollar-denominated Nikkei 225 futures contracts traded in the United States. For the same period, the Index had a total return of 29.32%, as measured in unhedged U.S. dollar terms, or 28.65% in local (Japanese yen) terms and a volatility of 23.78%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $29,396
Nikkei 225 Stock Average - USD $24,797
Nikkei 225 Stock Average - JPY $32,142
S&P Global 1200 Index $33,493
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Nikkei 225 Stock Average - USD	Nikkei 225 Stock Average - JPY	S&P Global 1200 Index
Dec15	$10,000	$10,000	$10,000	$10,000
Dec16	$10,041	$10,587	$10,238	$10,889
Dec17	$11,894	$13,309	$12,422	$13,485
Dec18	$10,510	$12,174	$11,144	$12,384
Dec19	$12,612	$14,901	$13,453	$15,879
Dec20	$14,621	$18,584	$15,909	$18,353
Dec21	$15,190	$17,770	$16,969	$22,307
Dec22	$13,683	$14,477	$15,725	$18,553
Dec23	$18,404	$17,635	$20,592	$22,892
Dec24	$22,493	$19,175	$24,984	$27,233
Dec25	$29,396	$24,797	$32,142	$33,493

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	30.69%	14.99%	11.39%
Nikkei 225 Stock Average - USD	29.32%	5.94%	9.51%
Nikkei 225 Stock Average - JPY	28.65%	15.10%	12.38%
S&P Global 1200 Index	22.99%	12.79%	12.85%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$13,823,212
Number of Holdings*	5
Net Investment Advisory Fees	$89,084
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	1%
CME Nikkei 225 Index Futures Contracts	99%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	29%
Consumer Discretionary	19%
Industrials	18%
Communication Services	12%
Health Care	8%
Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Japan

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Large-Cap Growth

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Large-Cap Growth (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Growth	$185	1.68%

How did the Fund perform last year?

VP Large-Cap Growth seeks investment results, before fees and expenses, that track the performance of the S&P 500® Growth Index (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by mega-cap outperformance.

For the year ended December 31, 2025, the Fund had a total return of 19.96% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 22.18% and a volatility of 23.22%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $40,275
S&P 500® Growth Index $48,029
S&P 500® Index $39,827
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P 500® Growth Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$10,501	$10,689	$11,196
Dec17	$13,157	$13,622	$13,640
Dec18	$12,913	$13,621	$13,042
Dec19	$16,643	$17,861	$17,149
Dec20	$21,790	$23,840	$20,304
Dec21	$28,297	$31,471	$26,132
Dec22	$19,627	$22,217	$21,399
Dec23	$25,096	$28,889	$27,025
Dec24	$33,574	$39,311	$33,786
Dec25	$40,275	$48,029	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	19.96%	13.07%	14.95%
S&P 500® Growth Index	22.18%	15.04%	16.99%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$39,000,182
Number of Holdings*	145
Net Investment Advisory Fees	$251,999
Portfolio Turnover	121%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	49%
Communication Services	17%
Financials	10%
Consumer Discretionary	10%
Health Care	7%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	14.5%
Microsoft Corp.	11.5%
Apple, Inc.	6.4%
Alphabet, Inc. - Class A	5.8%
Broadcom, Inc.	5.2%

"Standard & Poor's®", "S&P®", and "S&P 500 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Large-Cap Growth

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Large-Cap Value

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Large-Cap Value (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Value	$178	1.68%

How did the Fund perform last year?

VP Large-Cap Value seeks investment results, before fees and expenses, that track the performance of the S&P 500® Value Index (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by mega-cap outperformance.

For the year ended December 31, 2025, the Fund had a total return of 11.37% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 13.19% and a volatility of 15.64%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $25,674
S&P 500® Value Index $30,323
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P 500® Value Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$11,543	$11,740	$11,196
Dec17	$13,094	$13,543	$13,640
Dec18	$11,702	$12,331	$13,042
Dec19	$15,186	$16,268	$17,149
Dec20	$15,178	$16,489	$20,304
Dec21	$18,657	$20,594	$26,132
Dec22	$17,384	$19,519	$21,399
Dec23	$20,877	$23,858	$27,025
Dec24	$23,052	$26,790	$33,786
Dec25	$25,674	$30,323	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	11.37%	11.09%	9.89%
S&P 500® Value Index	13.19%	12.96%	11.73%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$15,504,929
Number of Holdings*	452
Net Investment Advisory Fees	$112,939
Portfolio Turnover	146%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	18%
Financials	17%
Health Care	13%
Consumer Discretionary	11%
Industrials	11%
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	7.4%
Amazon.com, Inc.	3.9%
Exxon Mobil Corp.	1.9%
Walmart, Inc.	1.8%
Tesla, Inc.	1.7%

"Standard & Poor's®", "S&P®", and "S&P 500 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Large-Cap Value

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Materials

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Materials (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Materials	$175	1.68%

How did the Fund perform last year?

VP Materials seeks investment results, before fees and expenses, that track the performance of the S&P Materials Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by geopolitical and trade uncertainty.

For the year ended December 31, 2025, the Fund had a total return of 8.05% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 10.02% and a volatility of 19.92%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $22,448
S&P Materials Select Sector Index $25,653
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Materials Select Sector Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$11,849	$11,686	$11,196
Dec17	$14,569	$14,482	$13,640
Dec18	$11,997	$12,345	$13,042
Dec19	$14,122	$15,362	$17,149
Dec20	$16,450	$18,505	$20,304
Dec21	$20,666	$23,564	$26,132
Dec22	$18,777	$20,674	$21,399
Dec23	$21,102	$23,267	$27,025
Dec24	$20,776	$23,316	$33,786
Dec25	$22,448	$25,653	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	8.05%	6.41%	8.42%
S&P Materials Select Sector Index	10.02%	6.75%	9.88%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$11,523,235
Number of Holdings*	31
Net Investment Advisory Fees	$96,330
Portfolio Turnover	653%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
S&P Materials Select Sector Index Swap Agreements	3%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Chemicals	51%
Metals & Mining	20%
Containers & Packaging	15%
Construction Materials	14%
Largest Equity Holdings
Holding	% of Net Assets
New Linde PLC	13.5%
Newmont Corp.	7.4%
CRH PLC	5.7%
The Sherwin-Williams Co.	5.1%
Freeport-McMoRan, Inc.	5.0%

"Standard & Poor's®", "S&P®" and "S&P Materials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Materials

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Mid-Cap

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Mid-Cap (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap	$172	1.68%

How did the Fund perform last year?

VP Mid-Cap seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by attractive valuations and loosening monetary policy.

For the year ended December 31, 2025, the Fund had a total return of 4.78% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 7.50% and a volatility of 20.86%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $22,029
S&P MidCap 400® Index $27,688
S&P Composite 1500® Index $38,601
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$11,819	$12,074	$11,303
Dec17	$13,406	$14,035	$13,691
Dec18	$11,682	$12,480	$13,012
Dec19	$14,430	$15,749	$17,033
Dec20	$15,983	$17,900	$20,085
Dec21	$19,533	$22,332	$25,799
Dec22	$16,619	$19,416	$21,212
Dec23	$18,917	$22,607	$26,613
Dec24	$21,024	$25,756	$32,988
Dec25	$22,029	$27,688	$38,601

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.78%	6.63%	8.22%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,433,886
Number of Holdings*	5
Net Investment Advisory Fees	$74,407
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	82%
E-mini S&P MidCap 400 Futures Contracts	18%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	24%
Financials	17%
Information Technology	14%
Consumer Discretionary	12%
Health Care	9%
Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Mid-Cap

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Mid-Cap Growth

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Mid-Cap Growth (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Growth	$173	1.68%

How did the Fund perform last year?

VP Mid-Cap Growth seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Growth Index (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by attractive valuations and loosening monetary policy.

For the year ended December 31, 2025, the Fund had a total return of 5.67% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 7.46% and a volatility of 21.91%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $22,879
S&P MidCap 400® Growth Index $26,986
S&P Composite 1500® Index $38,601
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P MidCap 400® Growth Index	S&P Composite 1500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$11,287	$11,477	$11,303
Dec17	$13,354	$13,764	$13,691
Dec18	$11,754	$12,341	$13,012
Dec19	$14,604	$15,585	$17,033
Dec20	$17,655	$19,133	$20,085
Dec21	$20,651	$22,749	$25,799
Dec22	$16,450	$18,436	$21,212
Dec23	$19,010	$21,660	$26,613
Dec24	$21,651	$25,113	$32,988
Dec25	$22,879	$26,986	$38,601

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.67%	5.32%	8.63%
S&P MidCap 400® Growth Index	7.46%	7.12%	10.44%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$13,593,292
Number of Holdings*	242
Net Investment Advisory Fees	$93,433
Portfolio Turnover	100%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	29%
Information Technology	21%
Health Care	14%
Consumer Discretionary	10%
Financials	8%
Largest Equity Holdings
Holding	% of Net Assets
Ciena Corp.	2.0%
Coherent Corp.	1.8%
Lumentum Holdings, Inc.	1.6%
Flex, Ltd.	1.4%
Twilio, Inc. - Class A	1.3%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Mid-Cap Growth

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Mid-Cap Value

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Mid-Cap Value (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Value	$173	1.68%

How did the Fund perform last year?

VP Mid-Cap Value seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Value Index (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by attractive valuations and loosening monetary policy.

For the year ended December 31, 2025, the Fund had a total return of 5.84% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 7.58% and a volatility of 20.36%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $23,494
S&P MidCap 400® Value Index $27,619
S&P Composite 1500® Index $38,601
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P MidCap 400® Value Index	S&P Composite 1500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$12,434	$12,653	$11,303
Dec17	$13,753	$14,211	$13,691
Dec18	$11,925	$12,524	$13,012
Dec19	$14,797	$15,790	$17,033
Dec20	$15,137	$16,379	$20,085
Dec21	$19,456	$21,400	$25,799
Dec22	$17,812	$19,916	$21,212
Dec23	$20,207	$22,981	$26,613
Dec24	$22,197	$25,673	$32,988
Dec25	$23,494	$27,619	$38,601

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.84%	9.19%	8.92%
S&P MidCap 400® Value Index	7.58%	11.01%	10.69%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,292,962
Number of Holdings*	312
Net Investment Advisory Fees	$77,890
Portfolio Turnover	158%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	26%
Industrials	18%
Consumer Discretionary	13%
Real Estate	8%
Materials	8%
Largest Equity Holdings
Holding	% of Net Assets
US Foods Holding Corp.	1.1%
Jones Lang LaSalle, Inc.	1.0%
Annaly Capital Management, Inc.	1.0%
Reliance, Inc.	0.9%
Pinnacle Financial Partners, Inc.	0.9%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Mid-Cap Value

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Nasdaq-100

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Nasdaq-100 (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Nasdaq-100	$184	1.68%

How did the Fund perform last year?

VP Nasdaq-100 seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by artificial intelligence and mega-cap outperformance.

For the year ended December 31, 2025, the Fund had a total return of 18.62% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 21.02% and a volatility of 23.46%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $49,242
Nasdaq-100® Index $60,377
Nasdaq Composite Index $50,833
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Dec15	$10,000	$10,000	$10,000
Dec16	$10,526	$10,727	$10,887
Dec17	$13,722	$14,267	$14,113
Dec18	$13,466	$14,272	$13,712
Dec19	$18,408	$19,903	$18,744
Dec20	$26,795	$29,631	$27,164
Dec21	$33,442	$37,781	$33,188
Dec22	$22,101	$25,547	$22,390
Dec23	$33,633	$39,630	$32,385
Dec24	$41,513	$49,888	$41,962
Dec25	$49,242	$60,377	$50,833

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	18.62%	12.94%	17.28%
Nasdaq-100® Index	21.02%	15.30%	19.70%
Nasdaq Composite Index	21.14%	13.35%	17.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$169,793,854
Number of Holdings*	106
Net Investment Advisory Fees	$1,184,020
Portfolio Turnover	16%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	76%
Nasdaq-100 Index Swap Agreements	15%
E-mini Nasdaq-100 Index Futures Contracts	9%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	53%
Communication Services	16%
Consumer Discretionary	13%
Health Care	5%
Consumer Staples	5%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	6.9%
Apple, Inc.	6.1%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.8%
Tesla, Inc.	3.0%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Nasdaq-100

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Pharmaceuticals

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Pharmaceuticals (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Pharmaceuticals	$193	1.68%

How did the Fund perform last year?

VP Pharmaceuticals seeks investment results, before fees and expenses, that track the performance of the S&P Pharmaceuticals Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by the success of GLP-1 drugs.

For the year ended December 31, 2025, the Fund had a total return of 29.34% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 31.56% and a volatility of 22.36%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $16,871
S&P Pharmaceuticals Select Industry Index $12,023
S&P Total Market Index $37,777
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Pharmaceuticals Select Industry Index	S&P Total Market Index
Dec15	$10,000	$10,000	$10,000
Dec16	$9,627	$7,681	$11,265
Dec17	$10,624	$8,617	$13,649
Dec18	$9,965	$7,321	$12,927
Dec19	$11,364	$9,213	$16,921
Dec20	$12,786	$10,557	$20,439
Dec21	$14,218	$9,459	$25,683
Dec22	$13,347	$8,493	$20,667
Dec23	$12,614	$8,727	$26,053
Dec24	$13,044	$9,139	$32,273
Dec25	$16,871	$12,023	$37,777

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	29.34%	5.70%	5.37%
S&P Pharmaceuticals Select Industry Index	31.56%	2.64%	1.86%
S&P Total Market Index	17.05%	13.07%	14.22%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,403,584
Number of Holdings*	64
Net Investment Advisory Fees	$67,815
Portfolio Turnover	143%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
S&P Pharmaceuticals Select Industry Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	100%
Largest Equity Holdings
Holding	% of Net Assets
Axsome Therapeutics, Inc.	2.2%
Nuvation Bio, Inc.	2.1%
Xeris Biopharma Holdings, Inc.	2.1%
MBX Biosciences, Inc.	2.0%
EyePoint Pharmaceuticals, Inc.	2.0%

"Standard & Poor's®", "S&P®" and "S&P Pharmaceuticals Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Pharmaceuticals

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Precious Metals

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Precious Metals (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Precious Metals	$294	1.68%

How did the Fund perform last year?

VP Precious Metals seeks investment results, before fees and expenses, that track the performance of the Dow Jones Precious MetalsSM Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by safe-haven demand and inflation.

For the year ended December 31, 2025, the Fund had a total return of 150.31% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 157.49% and a volatility of 38.01%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $56,411
Dow Jones Precious Metals℠ Index $73,265
S&P 500® Index $39,827
$80,000
$60,000
$40,000
$20,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Dow Jones Precious Metals℠ Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$15,581	$15,983	$11,196
Dec17	$16,404	$17,276	$13,640
Dec18	$14,194	$15,337	$13,042
Dec19	$20,721	$22,950	$17,149
Dec20	$25,715	$29,263	$20,304
Dec21	$23,417	$27,284	$26,132
Dec22	$20,837	$24,907	$21,399
Dec23	$21,145	$25,979	$27,025
Dec24	$22,536	$28,453	$33,786
Dec25	$56,411	$73,265	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	150.31%	17.01%	18.89%
Dow Jones Precious Metals℠ Index	157.49%	20.15%	22.04%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$65,507,525
Number of Holdings*	5
Net Investment Advisory Fees	$320,229
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Dow Jones Precious Metals Index Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Gold	95%
Silver	3%
Precious Metals & Minerals	2%
Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious Metals Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

ProFund VP Precious Metals

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Real Estate

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Real Estate (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Real Estate	$169	1.68%

How did the Fund perform last year?

VP Real Estate seeks investment results, before fees and expenses, that track the performance of the S&P Real Estate Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by falling interest rates and corporate demand.

For the year ended December 31, 2025, the Fund had a total return of 0.63% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 2.70% and a volatility of 24.61%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $14,730
S&P Real Estate Select Sector Index $18,548
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Real Estate Select Sector Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$10,572	$10,330	$11,196
Dec17	$11,423	$11,451	$13,640
Dec18	$10,772	$11,197	$13,042
Dec19	$13,655	$14,445	$17,149
Dec20	$12,796	$14,143	$20,304
Dec21	$17,540	$20,677	$26,132
Dec22	$12,882	$15,274	$21,399
Dec23	$14,136	$17,161	$27,025
Dec24	$14,637	$18,060	$33,786
Dec25	$14,730	$18,548	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	0.63%	2.85%	3.95%
S&P Real Estate Select Sector Index	2.70%	5.57%	6.37%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,082,961
Number of Holdings*	36
Net Investment Advisory Fees	$43,356
Portfolio Turnover	1433%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
S&P Real Estate Select Sector Index Swap Agreements	3%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Specialized REITs	39%
Health Care REITs	16%
Residential REITs	13%
Retail REITs	13%
Industrial REITs	9%
Largest Equity Holdings
Holding	% of Net Assets
Welltower, Inc.	9.8%
Prologis, Inc.	9.1%
American Tower Corp. - Class A	6.3%
Equinix, Inc.	5.8%
Simon Property Group, Inc.	4.6%

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Real Estate

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Rising Rates Opportunity

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Rising Rates Opportunity (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Rising Rates Opportunity	$160	1.59%

How did the Fund perform last year?

VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by Treasury bond volatility.

For the year ended December 31, 2025, the Fund had a total return of 1.67% and an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Index, had a total return of 3.60% and a volatility of 11.63%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $10,270
S&P U.S. Treasury Bond Current 30-Year Total Retun Index $9,115
Bloomberg U.S. Aggregate Bond Index $12,199
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P U.S. Treasury Bond Current 30-Year Total Retun Index	Bloomberg U.S. Aggregate Bond Index
Dec15	$10,000	$10,000	$10,000
Dec16	$9,484	$10,062	$10,265
Dec17	$8,355	$11,005	$10,628
Dec18	$8,703	$10,749	$10,629
Dec19	$7,187	$12,440	$11,556
Dec20	$5,268	$14,789	$12,423
Dec21	$5,264	$14,053	$12,232
Dec22	$8,342	$9,352	$10,641
Dec23	$8,488	$9,577	$11,229
Dec24	$10,102	$8,798	$11,369
Dec25	$10,270	$9,115	$12,199

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	1.67%	14.28%	0.27%
S&P U.S. Treasury Bond Current 30-Year Total Retun Index	3.60%	-9.23%	-0.92%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,271,232
Number of Holdings*	5
Net Investment Advisory Fees	$56,099
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55 Swap Agreements	(123)%
Total	(123)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Rising Rates Opportunity

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Semiconductor

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Semiconductor (the "Fund") for the period of January 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Semiconductor	$198	1.64%

How did the Fund perform last year?

VP Semiconductor seeks investment results, before fees and expenses, that track the performance of the Dow Jones U.S. SemiconductorsSM Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by explosive demand for artificial intelligence–related chips and data centers.

For the year ended December 31, 2025, the Fund had a total return of 41.70% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 44.50% and a volatility of 43.74%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $146,577
Dow Jones U.S. Semiconductors℠ Index $174,535
S&P 500® Index $39,827
$200,000
$150,000
$100,000
$50,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Dow Jones U.S. Semiconductors℠ Index	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$12,771	$12,994	$11,196
Dec17	$17,311	$17,955	$13,640
Dec18	$15,540	$16,393	$13,042
Dec19	$23,274	$24,992	$17,149
Dec20	$33,713	$36,757	$20,304
Dec21	$50,059	$55,550	$26,132
Dec22	$31,285	$35,309	$21,399
Dec23	$60,589	$69,542	$27,025
Dec24	$103,445	$120,784	$33,786
Dec25	$146,577	$174,535	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	41.70%	34.17%	30.80%
Dow Jones U.S. Semiconductors℠ Index	44.50%	36.56%	33.10%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$72,686,006
Number of Holdings*	40
Net Investment Advisory Fees	$529,327
Portfolio Turnover	353%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	46%
Dow Jones U.S. Semiconductors Index Swap Agreements	53%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Semiconductors & Semiconductor Equipment	100%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.6%
Broadcom, Inc.	8.9%
Advanced Micro Devices, Inc.	1.9%
Micron Technology, Inc.	1.7%
Lam Research Corp.	1.2%

"The Dow 30 " and "Dow Jones U.S. SemiconductorsSM Index" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones U.S. SemiconductorsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

ProFund VP Semiconductor

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Short Dow 30

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Short Dow 30 (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Dow 30	$143	1.50%

How did the Fund perform last year?

VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average® (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by strong corporate earnings and the economic outlook for the U.S.

For the year ended December 31, 2025, the Fund had a total return of -9.25% and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 14.92% and a volatility of 16.60%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $2,817
Dow Jones Industrial Average® $34,263
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Dow Jones Industrial Average®	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$8,355	$11,650	$11,196
Dec17	$6,516	$14,924	$13,640
Dec18	$6,670	$14,405	$13,042
Dec19	$5,386	$18,056	$17,149
Dec20	$4,260	$19,811	$20,304
Dec21	$3,420	$23,961	$26,132
Dec22	$3,619	$22,317	$21,399
Dec23	$3,329	$25,928	$27,025
Dec24	$3,104	$29,814	$33,786
Dec25	$2,817	$34,263	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-9.25%	-7.94%	-11.90%
Dow Jones Industrial Average®	14.92%	11.58%	13.11%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$16,882
Number of Holdings*	5
Net Investment Advisory Fees	$59
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	28%
Information Technology	20%
Industrials	15%
Health Care	12%
Consumer Discretionary	12%
Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

ProFund VP Short Dow 30

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Short Emerging Markets

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Short Emerging Markets (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Emerging Markets	$146	1.68%

How did the Fund perform last year?

VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P® Emerging 50 ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by a weaker U.S. dollar and looser global monetary policy.

For the year ended December 31, 2025, the Fund had a total return of -26.15% and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 38.66% and a volatility of 22.32%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $2,674
S&P® Emerging 50 ADR Index (USD) $26,792
S&P Global 1200 Index $33,493
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P® Emerging 50 ADR Index (USD)	S&P Global 1200 Index
Dec15	$10,000	$10,000	$10,000
Dec16	$8,376	$11,254	$10,889
Dec17	$6,044	$15,248	$13,485
Dec18	$6,805	$13,134	$12,384
Dec19	$5,376	$16,475	$15,879
Dec20	$3,669	$21,184	$18,353
Dec21	$4,034	$17,670	$22,307
Dec22	$4,304	$15,029	$18,553
Dec23	$3,797	$17,619	$22,892
Dec24	$3,621	$19,322	$27,233
Dec25	$2,674	$26,792	$33,493

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-26.15%	-6.13%	-12.36%
S&P® Emerging 50 ADR Index (USD)	38.66%	4.81%	10.36%
S&P Global 1200 Index	22.99%	12.79%	12.85%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$682,799
Number of Holdings*	5
Net Investment Advisory Fees	$2,648
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	29%
Information Technology	26%
Financials	18%
Materials	8%
Communication Services	8%
Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Short Emerging Markets

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Short International

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Short International (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short International	$146	1.63%

How did the Fund perform last year?

VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by a weakening U.S. dollar and strong performance in Europe and Japan.

For the year ended December 31, 2025, the Fund had a total return of -20.81% and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE Index futures contract. For the same period, the Index had a total return of 31.22% and a volatility of 15.50%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $4,235
MSCI EAFE Index $21,959
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	MSCI EAFE Index
Dec15	$10,000	$10,000
Dec16	$9,410	$10,100
Dec17	$7,469	$12,628
Dec18	$8,624	$10,887
Dec19	$7,122	$13,284
Dec20	$5,915	$14,322
Dec21	$5,123	$15,935
Dec22	$5,760	$13,632
Dec23	$5,167	$16,118
Dec24	$5,348	$16,735
Dec25	$4,235	$21,959

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-20.81%	-6.46%	-8.23%
MSCI EAFE Index	31.22%	8.92%	8.18%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,825,166
Number of Holdings*	5
Net Investment Advisory Fees	$11,858
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	25%
Industrials	19%
Health Care	11%
Consumer Discretionary	10%
Information Technology	8%
Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Short International

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Short Mid-Cap

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Short Mid-Cap (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Mid-Cap	$164	1.68%

How did the Fund perform last year?

VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by attractive valuations and loosening monetary policy.

For the year ended December 31, 2025, the Fund had a total return of -4.51% and an average daily statistical correlation of 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 7.50% and a volatility of 20.86%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $2,929
S&P MidCap 400® Index $27,688
S&P Composite 1500® Index $38,601
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$7,981	$12,074	$11,303
Dec17	$6,796	$14,035	$13,691
Dec18	$7,541	$12,480	$13,012
Dec19	$5,945	$15,749	$17,033
Dec20	$4,361	$17,900	$20,085
Dec21	$3,311	$22,332	$25,799
Dec22	$3,621	$19,416	$21,212
Dec23	$3,283	$22,607	$26,613
Dec24	$3,068	$25,756	$32,988
Dec25	$2,929	$27,688	$38,601

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-4.51%	-7.65%	-11.55%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$77,948
Number of Holdings*	5
Net Investment Advisory Fees	$620
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	24%
Financials	17%
Information Technology	14%
Consumer Discretionary	12%
Health Care	9%
Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Short Mid-Cap

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Short Nasdaq-100

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Short Nasdaq-100 (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Nasdaq-100	$156	1.69%

How did the Fund perform last year?

VP Short Nasdaq-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by artificial intelligence and mega-cap outperformance.

For the year ended December 31, 2025, the Fund had a total return of -15.80% and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 21.02% and a volatility of 23.46%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $1,297
Nasdaq-100® Index $60,377
Nasdaq Composite Index $50,833
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Dec15	$10,000	$10,000	$10,000
Dec16	$8,994	$10,727	$10,887
Dec17	$6,724	$14,267	$14,113
Dec18	$6,529	$14,272	$13,712
Dec19	$4,698	$19,903	$18,744
Dec20	$2,688	$29,631	$27,164
Dec21	$2,013	$37,781	$33,188
Dec22	$2,718	$25,547	$22,390
Dec23	$1,838	$39,630	$32,385
Dec24	$1,540	$49,888	$41,962
Dec25	$1,297	$60,377	$50,833

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-15.80%	-13.57%	-18.48%
Nasdaq-100® Index	21.02%	15.30%	19.70%
Nasdaq Composite Index	21.14%	13.35%	17.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,709,928
Number of Holdings*	5
Net Investment Advisory Fees	$16,176
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	53%
Communication Services	16%
Consumer Discretionary	13%
Health Care	5%
Consumer Staples	5%
Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Short Nasdaq-100

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Short Small-Cap

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Short Small-Cap (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Small-Cap	$160	1.68%

How did the Fund perform last year?

VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by rate cuts and positive earnings growth.

For the year ended December 31, 2025, the Fund had a total return of -10.08% and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 12.81% and a volatility of 23.01%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $2,860
Russell 2000® Index $25,047
Russell 3000® Index $38,012
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Russell 2000® Index	Russell 3000® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$7,840	$12,131	$11,274
Dec17	$6,727	$13,908	$13,656
Dec18	$7,426	$12,376	$12,940
Dec19	$5,883	$15,535	$16,954
Dec20	$4,002	$18,636	$20,495
Dec21	$3,240	$21,397	$25,754
Dec22	$3,817	$17,024	$20,808
Dec23	$3,402	$19,906	$26,209
Dec24	$3,180	$22,203	$32,448
Dec25	$2,860	$25,047	$38,012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-10.08%	-6.50%	-11.77%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$727,533
Number of Holdings*	5
Net Investment Advisory Fees	$9,643
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(83)%
CME E-mini Russell 2000 Index Futures Contracts	(17)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Health Care	19%
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Discretionary	9%
Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Short Small-Cap

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Small-Cap

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Small-Cap (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap	$177	1.68%

How did the Fund perform last year?

VP Small-Cap seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by rate cuts and positive earnings growth.

For the year ended December 31, 2025, the Fund had a total return of 10.86% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 12.81% and a volatility of 23.01%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $20,861
Russell 2000® Index $25,047
Russell 3000® Index $38,012
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Russell 2000® Index	Russell 3000® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$11,968	$12,131	$11,274
Dec17	$13,455	$13,908	$13,656
Dec18	$11,721	$12,376	$12,940
Dec19	$14,487	$15,535	$16,954
Dec20	$16,958	$18,636	$20,495
Dec21	$19,142	$21,397	$25,754
Dec22	$14,960	$17,024	$20,808
Dec23	$17,191	$19,906	$26,209
Dec24	$18,817	$22,203	$32,448
Dec25	$20,861	$25,047	$38,012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.86%	4.23%	7.63%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,833,152
Number of Holdings*	1,964
Net Investment Advisory Fees	$45,961
Portfolio Turnover	13%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	60%
Russell 2000 Index Swap Agreements	36%
CME E-mini Russell 2000 Index Futures Contracts	5%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Health Care	19%
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Discretionary	9%
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.5%
Bloom Energy Corp. - Class A	0.4%
Fabrinet	0.4%
IonQ, Inc.	0.3%
EchoStar Corp. - Class A	0.3%

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Small-Cap

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Small-Cap Growth

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Small-Cap Growth (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Growth	$171	1.68%

How did the Fund perform last year?

VP Small-Cap Growth seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Growth Index (the “Index”)

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by rate cuts and positive earnings growth.

For the year ended December 31, 2025, the Fund had a total return of 3.62% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 5.37% and a volatility of 22.25%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $21,559
S&P SmallCap 600® Growth Index $25,515
S&P Composite 1500® Index $38,601
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P SmallCap 600® Growth Index	S&P Composite 1500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$12,023	$12,216	$11,303
Dec17	$13,582	$14,022	$13,691
Dec18	$12,802	$13,453	$13,012
Dec19	$15,249	$16,296	$17,033
Dec20	$17,901	$19,490	$20,085
Dec21	$21,596	$23,899	$25,799
Dec22	$16,756	$18,862	$21,212
Dec23	$19,302	$22,088	$26,613
Dec24	$20,807	$24,214	$32,988
Dec25	$21,559	$25,515	$38,601

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.62%	3.79%	7.98%
S&P SmallCap 600® Growth Index	5.37%	5.53%	9.82%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$15,607,496
Number of Holdings*	339
Net Investment Advisory Fees	$119,567
Portfolio Turnover	57%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	20%
Information Technology	19%
Health Care	17%
Financials	15%
Consumer Discretionary	10%
Largest Equity Holdings
Holding	% of Net Assets
Arrowhead Pharmaceuticals, Inc.	1.2%
Armstrong World Industries, Inc.	1.1%
InterDigital, Inc.	1.1%
Sanmina Corp.	1.1%
CareTrust REIT, Inc.	1.1%

"Standard & Poor's®", "S&P®", and "S&P SmallCap 600 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Small-Cap Growth

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Small-Cap Value

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Small-Cap Value (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Value	$172	1.68%

How did the Fund perform last year?

VP Small-Cap Value seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Value Index (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by rate cuts and positive earnings growth.

For the year ended December 31, 2025, the Fund had a total return of 5.00% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 6.70% and a volatility of 15.64%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $21,221
S&P SmallCap 600® Value Index $25,090
S&P Composite 1500® Index $38,601
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P SmallCap 600® Value Index	S&P Composite 1500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$12,877	$13,132	$11,303
Dec17	$14,128	$14,644	$13,691
Dec18	$12,120	$12,793	$13,012
Dec19	$14,854	$15,932	$17,033
Dec20	$15,012	$16,335	$20,085
Dec21	$19,299	$21,390	$25,799
Dec22	$16,903	$19,028	$21,212
Dec23	$19,090	$21,861	$26,613
Dec24	$20,211	$23,515	$32,988
Dec25	$21,221	$25,090	$38,601

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.00%	7.17%	7.81%
S&P SmallCap 600® Value Index	6.70%	8.96%	9.64%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$18,863,216
Number of Holdings*	465
Net Investment Advisory Fees	$113,688
Portfolio Turnover	115%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	23%
Consumer Discretionary	17%
Industrials	14%
Information Technology	9%
Real Estate	8%
Largest Equity Holdings
Holding	% of Net Assets
LKQ Corp.	1.1%
Lincoln National Corp.	1.0%
Eastman Chemical Co.	1.0%
Jackson Financial, Inc. - Class A	1.0%
CarMax, Inc.	0.8%

"Standard & Poor's®", "S&P®", and "S&P SmallCap 600 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Small-Cap Value

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Technology

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Technology (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Technology	$175	1.57%

How did the Fund perform last year?

VP Technology seeks investment results, before fees and expenses, that track the performance of the S&P Technology Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by artificial intelligence and mega-cap outperformance.

For the year ended December 31, 2025, the Fund had a total return of 22.60% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 24.72% and a volatility of 27.55%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $62,770
S&P Technology Select Sector Index $76,230
S&P Total Market Index $37,777
$80,000
$60,000
$40,000
$20,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Technology Select Sector Index	S&P Total Market Index
Dec15	$10,000	$10,000	$10,000
Dec16	$11,234	$11,501	$11,265
Dec17	$15,187	$15,477	$13,649
Dec18	$14,838	$15,255	$12,927
Dec19	$21,543	$22,927	$16,921
Dec20	$31,194	$32,990	$20,439
Dec21	$42,099	$44,443	$25,683
Dec22	$27,060	$32,157	$20,667
Dec23	$42,740	$50,208	$26,053
Dec24	$51,201	$61,123	$32,273
Dec25	$62,770	$76,230	$37,777

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	22.60%	15.01%	20.16%
S&P Technology Select Sector Index	24.72%	18.24%	22.52%
S&P Total Market Index	17.05%	13.07%	14.22%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$47,981,002
Number of Holdings*	75
Net Investment Advisory Fees	$383,368
Portfolio Turnover	176%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
S&P Technology Select Sector Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Semiconductors & Semiconductor Equipment	38%
Software & Services	38%
Technology Hardware & Equipment	24%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	14.6%
Apple, Inc.	12.9%
Microsoft Corp.	11.6%
Broadcom, Inc.	5.3%
Palantir Technologies, Inc. - Class A	3.4%

"Standard & Poor's®", "S&P®" and "S&P Technology Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Technology

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP UltraBull

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP UltraBull (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraBull	$188	1.68%

How did the Fund perform last year?

VP UltraBull seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by mega-cap outperformance.

For the year ended December 31, 2025, the Fund had a total return of 24.38% and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 17.88% and a volatility of 18.64%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $66,992
S&P 500® Index $39,827
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P 500® Index
Dec15	$10,000	$10,000
Dec16	$11,860	$11,196
Dec17	$16,724	$13,640
Dec18	$14,131	$13,042
Dec19	$22,634	$17,149
Dec20	$27,122	$20,304
Dec21	$42,891	$26,132
Dec22	$26,112	$21,399
Dec23	$37,924	$27,025
Dec24	$53,859	$33,786
Dec25	$66,992	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	24.38%	19.82%	20.95%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$22,714,111
Number of Holdings*	510
Net Investment Advisory Fees	$205,712
Portfolio Turnover	65%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	74%
S&P 500 Swap Agreements	83%
SPDR S&P 500 ETF Swap Agreements	29%
E-mini S&P 500 Futures Contracts	14%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	34%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	10%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	4.6%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class A	2.3%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP UltraBull

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP UltraMid-Cap

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP UltraMid-Cap (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraMid-Cap	$172	1.69%

How did the Fund perform last year?

VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P MidCap 400® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by attractive valuations and loosening monetary policy.

For the year ended December 31, 2025, the Fund had a total return of 3.20% and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 7.50% and a volatility of 20.86%.

The Index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $29,713
S&P MidCap 400® Index $27,688
S&P Composite 1500® Index $38,601
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$13,791	$12,074	$11,303
Dec17	$17,771	$14,035	$13,691
Dec18	$13,014	$12,480	$13,012
Dec19	$19,233	$15,749	$17,033
Dec20	$20,237	$17,900	$20,085
Dec21	$29,681	$22,332	$25,799
Dec22	$20,133	$19,416	$21,212
Dec23	$24,605	$22,607	$26,613
Dec24	$28,793	$25,756	$32,988
Dec25	$29,713	$27,688	$38,601

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.20%	7.98%	11.51%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,324,753
Number of Holdings*	406
Net Investment Advisory Fees	$64,362
Portfolio Turnover	39%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	70%
S&P MidCap 400 Swap Agreements	82%
SPDR S&P MidCap 400 ETF Swap Agreements	38%
E-mini S&P MidCap 400 Futures Contracts	11%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	24%
Financials	17%
Information Technology	14%
Consumer Discretionary	12%
Health Care	9%
Largest Equity Holdings
Holding	% of Net Assets
Ciena Corp.	0.7%
Coherent Corp.	0.6%
Lumentum Holdings, Inc.	0.6%
Flex, Ltd.	0.5%
Twilio, Inc. - Class A	0.5%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP UltraMid-Cap

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP UltraNasdaq-100

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP UltraNasdaq-100 (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraNasdaq-100	$193	1.68%

How did the Fund perform last year?

VP UltraNasdaq-100 seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by artificial intelligence and mega-cap outperformance.

For the year ended December 31,2025, the Fund had a total return of 29.25% and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 21.02% and a volatility of 23.46%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $129,778
Nasdaq-100® Index $60,377
Nasdaq Composite Index $50,833
$140,000
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Dec15	$10,000	$10,000	$10,000
Dec16	$10,862	$10,727	$10,887
Dec17	$18,284	$14,267	$14,113
Dec18	$16,523	$14,272	$13,712
Dec19	$29,687	$19,903	$18,744
Dec20	$55,306	$29,631	$27,164
Dec21	$84,346	$37,781	$33,188
Dec22	$32,954	$25,547	$22,390
Dec23	$71,003	$39,630	$32,385
Dec24	$100,407	$49,888	$41,962
Dec25	$129,778	$60,377	$50,833

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	29.25%	18.60%	29.22%
Nasdaq-100® Index	21.02%	15.30%	19.70%
Nasdaq Composite Index	21.14%	13.35%	17.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$304,432,322
Number of Holdings*	106
Net Investment Advisory Fees	$1,922,852
Portfolio Turnover	26%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	72%
Nasdaq-100 Index Swap Agreements	87%
Invesco QQQ Trust, Series 1 ETF Swap Agreements	32%
E-mini Nasdaq Index Futures Contracts	9%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	53%
Communication Services	16%
Consumer Discretionary	13%
Health Care	5%
Consumer Staples	5%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	6.5%
Apple, Inc.	5.8%
Microsoft Corp.	5.2%
Amazon.com, Inc.	3.5%
Tesla, Inc.	2.9%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

ProFund VP UltraNasdaq-100

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP UltraShort Dow 30

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP UltraShort Dow 30 (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Dow 30	$139	1.57%

How did the Fund perform last year?

VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by strong corporate earnings and the economic outlook for the U.S.

For the year ended December 31, 2025, the Fund had a total return of -22.79% and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 14.92% and a volatility of 16.60%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $511
Dow Jones Industrial Average® $34,263
S&P 500® Index $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Dow Jones Industrial Average®	S&P 500® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$6,824	$11,650	$11,196
Dec17	$4,101	$14,924	$13,640
Dec18	$4,134	$14,405	$13,042
Dec19	$2,610	$18,056	$17,149
Dec20	$1,424	$19,811	$20,304
Dec21	$919	$23,961	$26,132
Dec22	$986	$22,317	$21,399
Dec23	$801	$25,928	$27,025
Dec24	$662	$29,814	$33,786
Dec25	$511	$34,263	$39,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-22.79%	-18.52%	-25.72%
Dow Jones Industrial Average®	14.92%	11.58%	13.11%
S&P 500® Index	17.88%	14.42%	14.82%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$6,341
Number of Holdings*	3
Net Investment Advisory Fees	$38
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	28%
Information Technology	20%
Industrials	15%
Health Care	12%
Consumer Discretionary	12%
Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

ProFund VP UltraShort Dow 30

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP UltraShort Nasdaq-100

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP UltraShort Nasdaq-100 (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Nasdaq-100	$140	1.68%

How did the Fund perform last year?

VP UltraShort Nasdaq-100 seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by artificial intelligence and mega-cap outperformance.

For the year ended December 31, 2025, the Fund had a total return of -33.04% and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 21.02% and a volatility of 23.46%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $92
Nasdaq-100® Index $60,377
Nasdaq Composite Index $50,833
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Dec15	$10,000	$10,000	$10,000
Dec16	$7,979	$10,727	$10,887
Dec17	$4,394	$14,267	$14,113
Dec18	$3,884	$14,272	$13,712
Dec19	$1,923	$19,903	$18,744
Dec20	$549	$29,631	$27,164
Dec21	$314	$37,781	$33,188
Dec22	$491	$25,547	$22,390
Dec23	$209	$39,630	$32,385
Dec24	$138	$49,888	$41,962
Dec25	$92	$60,377	$50,833

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-33.04%	-29.97%	-37.40%
Nasdaq-100® Index	21.02%	15.30%	19.70%
Nasdaq Composite Index	21.14%	13.35%	17.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$184,472
Number of Holdings*	5
Net Investment Advisory Fees	$16,244
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	53%
Communication Services	16%
Consumer Discretionary	13%
Health Care	5%
Consumer Staples	5%
Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

ProFund VP UltraShort Nasdaq-100

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP UltraSmall-Cap

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP UltraSmall-Cap (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraSmall-Cap	$179	1.68%

How did the Fund perform last year?

VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Russell 2000® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by rate cuts and positive earnings growth.

For the year ended December 31, 2025, the Fund had a total return of 12.93% and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 12.81% and a volatility of 23.01%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $23,265
Russell 2000® Index $25,047
Russell 3000® Index $38,012
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	Russell 2000® Index	Russell 3000® Index
Dec15	$10,000	$10,000	$10,000
Dec16	$13,959	$12,131	$11,274
Dec17	$17,476	$13,908	$13,656
Dec18	$12,766	$12,376	$12,940
Dec19	$18,809	$15,535	$16,954
Dec20	$21,891	$18,636	$20,495
Dec21	$26,993	$21,397	$25,754
Dec22	$15,201	$17,024	$20,808
Dec23	$18,610	$19,906	$26,209
Dec24	$20,601	$22,203	$32,448
Dec25	$23,265	$25,047	$38,012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.93%	1.23%	8.81%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$14,829,450
Number of Holdings*	1,966
Net Investment Advisory Fees	$82,693
Portfolio Turnover	28%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	66%
Russell 2000 Index Swap Agreements	71%
iShares Russell 2000 ETF Swap Agreements	48%
CME E-mini Russell 2000 Index Futures Contracts	14%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Health Care	19%
Financials	18%
Industrials	17%
Information Technology	15%
Consumer Discretionary	9%
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.5%
Bloom Energy Corp. - Class A	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
EchoStar Corp. - Class A	0.4%

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

ProFund VP UltraSmall-Cap

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP U.S. Government Plus

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP U.S. Government Plus (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP U.S. Government Plus	$138	1.37%

How did the Fund perform last year?

VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2025, the index performance was driven by Treasury bond volatility.

For the year ended December 31, 2025, the Fund had a total return of 1.17% and an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Total Return Index, had a total return of 3.60% and a volatility of 11.63%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $7,040
S&P U.S. Treasury Bond Current 30-Year Total Retun Index $9,115
Bloomberg U.S. Aggregate Bond Index $12,199
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P U.S. Treasury Bond Current 30-Year Total Retun Index	Bloomberg U.S. Aggregate Bond Index
Dec15	$10,000	$10,000	$10,000
Dec16	$9,969	$10,062	$10,265
Dec17	$10,915	$11,005	$10,628
Dec18	$10,323	$10,749	$10,629
Dec19	$12,204	$12,440	$11,556
Dec20	$14,729	$14,789	$12,423
Dec21	$13,686	$14,053	$12,232
Dec22	$7,979	$9,352	$10,641
Dec23	$7,983	$9,577	$11,229
Dec24	$6,959	$8,798	$11,369
Dec25	$7,040	$9,115	$12,199

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	1.17%	-13.73%	-3.45%
S&P U.S. Treasury Bond Current 30-Year Total Retun Index	3.60%	-9.23%	-0.92%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,651,558
Number of Holdings*	6
Net Investment Advisory Fees	$31,154
Portfolio Turnover	394%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55 Swap Agreements	77%
U.S. Treasury Obligations	48%
Total	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP U.S. Government Plus

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

ProFund VP Utilities

Annual Shareholder Report — December 31, 2025

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Utilities (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products.com. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Utilities	$180	1.68%

How did the Fund perform last year?

VP Utilities seeks investment results, before fees and expenses, that track the performance of the S&P Utilities Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2025, the index performance was driven by rising electricity demand from artificial intelligence and the electrification of consumer products such as vehicles.

For the year ended December 31, 2025, the Fund had a total return of 13.98% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 16.04% and a volatility of 16.11%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2015 through December 31, 2025

Fund $22,850
S&P Utilities Select Sector Index $27,407
S&P Total Market Index $37,777
$40,000
$30,000
$20,000
$10,000
$0
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24
Dec25

	Fund	S&P Utilities Select Sector Index	S&P Total Market Index
Dec15	$10,000	$10,000	$10,000
Dec16	$11,507	$11,628	$11,265
Dec17	$12,732	$13,036	$13,649
Dec18	$13,099	$13,572	$12,927
Dec19	$16,095	$17,148	$16,921
Dec20	$15,709	$17,231	$20,439
Dec21	$18,130	$20,275	$25,683
Dec22	$18,084	$20,593	$20,667
Dec23	$16,530	$19,134	$26,053
Dec24	$20,047	$23,618	$32,273
Dec25	$22,850	$27,407	$37,777

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	13.98%	7.78%	8.61%
S&P Utilities Select Sector Index	16.04%	9.73%	10.61%
S&P Total Market Index	17.05%	13.07%	14.22%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at https://www.profunds.com/profunds-variable-product-performance. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$32,482,914
Number of Holdings*	36
Net Investment Advisory Fees	$257,606
Portfolio Turnover	800%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
S&P Utilities Select Sector Index Swap Agreements	1%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Electric Utilities	65%
Multi-Utilities	26%
Independent Power and Renewable Electricity Producers	5%
Gas Utilities	2%
Water Utilities	2%
Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	12.5%
Constellation Energy Corp.	8.3%
The Southern Co.	7.2%
Duke Energy Corp.	6.8%
American Electric Power Co., Inc.	4.6%

"Standard & Poor's®", "S&P®" and "S&P Utilities Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Utilities

Annual Shareholder Report — December 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/documents/profunds-variable-products.com, or upon request, by calling 888-776-3637.

(b)  Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.  Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees:

2025 $746,450

2024 $747,300

The fees relate to the audit of the registrant’s annual financial statements paid to PricewaterhouseCoopers LLP.

(b)	Audit-Related Fees:

2025 $0

2024 $0

(c)	Tax Fees:

2025 $321,110

2024 $423,490

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to PricewaterhouseCoopers LLP.

(d)	All Other Fees:

2025 $0

2024 $0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable as less than 50%.

(g)	2025 $321,110

2024 $423,490

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)	The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual
Financial
Statements and
Other Information

December 31, 2025

Government Money Market ProFund

1	Financial Statements and Financial Highlights
5	Notes to Financial Statements
11	Report of Independent Registered Public Accounting Firm
13	Form N-CSR – Items 8-11
15	Government Cash Management Portfolio

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Financial Statements and
Financial Highlights

2 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities
December 31, 2025

ASSETS:
Securities, at cost	$191,646,188
Investment in Government Cash Management Portfolio, at value	191,646,188
Receivable for capital shares issued	5,592,385
Prepaid expenses	38,676
TOTAL ASSETS	197,277,249
LIABILITIES:
Distributions payable	3,134
Payable for capital shares redeemed	17,589,336
Management services fees payable	58,091
Administration fees payable	16,147
Distribution and services fees payable-Service Class	8,291
Audit fees payable	46,297
Trustee fees payable	15
Transfer agency fees payable	23,462
Compliance services fees payable	681
Service fees payable	320
Other accrued expenses	46,887
TOTAL LIABILITIES	17,792,661
Commitments and contingencies (Note 4)
NET ASSETS	$179,484,588
NET ASSETS CONSIST OF:
Capital	$179,700,956
Total distributable earnings (loss)	(216,368)
NET ASSETS	$179,484,588
INVESTOR CLASS:
Net Assets	$170,880,825
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	171,085,859
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$8,603,763
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	8,613,423
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2025

INVESTMENT INCOME:
Interest	$8,282,417	(a)
Expenses	(219,876	)(a)(b)
TOTAL INVESTMENT INCOME	8,062,541
EXPENSES:
Management services fees	676,629
Administration fees	157,101
Distribution and services fees-Service Class	95,048
Transfer agency fees	165,712
Administrative services fees	99,602
Registration and filing fees	96,939
Fund accounting fees	10,000
Trustee fees	2,637
Compliance services fees	1,773
Service fees	4,897
Audit fees	152,649
Other fees	83,965
Recoupment of prior expenses reimbursed by the Advisor	109,785
TOTAL NET EXPENSES	1,656,737
NET INVESTMENT INCOME	6,405,804
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	19,159	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,424,963

(a)  Allocated from Government Cash Management Portfolio.

(b)  For year ended December 31, 2025, the Advisor to the Government Cash Management Portfolio waived fees, of which $38,844 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 3

Statements of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$6,405,804	$7,764,416
Net realized gains (losses) on investments	19,159	19,574
Change in net assets resulting from operations	6,424,963	7,783,990
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions
Investor Class	(6,176,826)	(7,424,108)
Service Class	(225,559)	(343,725)
Change in net assets resulting from distributions	(6,402,385)	(7,767,833)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	2,431,677,255	2,643,929,104
Service Class	56,374,108	64,467,580
Distributions reinvested
Investor Class	6,127,151	7,362,065
Service Class	225,559	343,587
Value of shares redeemed
Investor Class	(2,452,196,116)	(2,622,341,982)
Service Class	(56,569,767)	(65,532,399)
Change in net assets resulting from capital transactions	(14,361,810)	28,227,955
Change in net assets	(14,339,232)	28,244,112
NET ASSETS:
Beginning of period	193,823,820	165,579,708
End of period	$179,484,588	$193,823,820
SHARE TRANSACTIONS:
Issued
Investor Class	2,431,677,257	2,643,929,104
Service Class	56,374,108	64,467,580
Reinvested
Investor Class	6,126,974	7,362,065
Service Class	225,736	343,587
Redeemed
Investor Class	(2,452,196,116)	(2,622,341,982)
Service Class	(56,569,767)	(65,532,399)
Change in shares	(14,361,808)	28,227,955

See accompanying notes to the financial statements.

4 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)(b)		Net Realized Gains (Losses) on Investments(b)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses(b)(c)	Net Expenses(b)		Net Investment Income(b)	Net Assets, End of Period (000's)
Government Money Market ProFund
Investor Class
Year Ended December 31, 2025	$1.000	0.034		—	(d)	0.034		(0.034)	(0.034)	$1.000	3.41%	0.92%	0.92%		3.37%	$170,881
Year Ended December 31, 2024	$1.000	0.042		—	(d)	0.042		(0.042)	(0.042)	$1.000	4.31%	0.98%	0.98%		4.23%	$185,251
Year Ended December 31, 2023	$1.000	0.041		—	(d)	0.041		(0.041)	(0.041)	$1.000	4.15%	0.98%	0.98%		4.08%	$156,289
Year Ended December 31, 2022	$1.000	0.010		—	(d)	0.010		(0.010)	(0.010)	$1.000	0.99%	0.86%	0.68	%(e)	0.97%	$188,251
Year Ended December 31, 2021	$1.000	—	(d)	—	(d)	—	(d)	— (d)	— (d)	$1.000	0.02%	0.70%	0.04	%(e)	0.02%	$194,082
Service Class
Year Ended December 31, 2025	$1.000	0.024		—	(d)	0.024		(0.024)	(0.024)	$1.000	2.39%	1.92%	1.92%		2.37%	$8,604
Year Ended December 31, 2024	$1.000	0.032		—	(d)	0.032		(0.032)	(0.032)	$1.000	3.28%	1.98%	1.98%		3.23%	$8,572
Year Ended December 31, 2023	$1.000	0.031		—	(d)	0.031		(0.031)	(0.031)	$1.000	3.12%	1.98%	1.98%		3.08%	$9,291
Year Ended December 31, 2022	$1.000	0.006		—	(d)	0.006		(0.006)	(0.006)	$1.000	0.61%	1.22%	1.04	%(e)	0.57%	$10,694
Year Ended December 31, 2021	$1.000	—	(d)	—	(d)	—	(d)	— (d)	— (d)	$1.000	0.02%	0.70%	0.04	%(e)	0.02%	$9,148

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.

(c)  For the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.02%, 0.02%, 0.05%, 0.08%, and 0.11%, respectively.

(d)  Amount is less than $0.0005.

(e)  The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

6 :: Government Money Market ProFund :: Notes to Financial Statements :: December 31, 2025

1. Organization

ProFunds (the "Trust") consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements ("financial statements") relate to the Government Money Market ProFund, (the "ProFund").

The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in the Government Cash Management Portfolio (the "Portfolio"), an open-end management investment company that is advised by DWS Investment Management Americas, Inc. ("DIMA") and has the same investment objective as the ProFund. As of December 31, 2025, the percentage of the Portfolio's interests owned by the ProFund was 0.6%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund's financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

The ProFund is deemed to be an individual reporting segment and Officers of the Trust collectively act as the ProFund's chief operating decision maker ("CODM"). The CODM monitors the operating results of the ProFund as a whole and the ProFund's long-term strategic asset allocation is guided by the ProFund's investment objective and principal investment strategies as described in its prospectus and executed by ProFund Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund's financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio's net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio's Notes to Financial Statements included elsewhere in this report provide information about the Portfolio's valuation policy and its period end security valuations.

Investment Transactions and Related Income

Investment transactions are accounted for on trade date on the last business day of the reporting period.

The ProFund records daily its proportionate share of the Portfolio's income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class) and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably

December 31, 2025 :: Notes to Financial Statements :: Government Money Market ProFund :: 7

possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund's investments are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical assets

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the ProFund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of December 31, 2025, the ProFund's $191,646,188 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund's master- feeder structure.

4. Fees and Transactions with Affiliates and Other Parties

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Ultimus Fund Solutions, LLC ("Ultimus") acts as the Trust's administrator (the "Administrator"). The Trust pays Ultimus for its services as Administrator, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration fees include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust's compliance program. Additionally, Ultimus provides legal administration services to the Trust pursuant to a separate agreement. The Trust pays Ultimus a monthly fee for its services as Legal Administrator. Fees paid for the year ended December 31, 2025, to Ultimus by the ProFund for administrator services, is reflected on the Statement of Operations as "Administration fees".

FIS Investor Services LLC ("FIS") acts as the transfer agent of the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as "Service fees".

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as "Administrative services fees".

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. Effective September 1, 2025, the Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $375,000, inclusive of all meetings. During the year ended December 31, 2025, actual Trustee compensation was $1,025,001 in aggregate from the Trust and affiliated trusts. Prior to September 1, 2025, the Trust, together with affiliated Trusts, paid each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees".

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) as follows:

	For the Period May 1, 2025 through April 30, 2026		For the Period May 1, 2024 through April 30, 2025
	Investor Class	Service Class	Investor Class	Service Class
Government Money Market ProFund	0.98%	1.98%	0.98%	1.98%

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2026, to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor has contractually undertaken to waive its fees and/or reimburse certain expenses to maintain the minimum yield floor limit

8 :: Government Money Market ProFund :: Notes to Financial Statements :: December 31, 2025

at 0.02% through April 30, 2026. There were no amounts waived under the minimum net yield agreement during the year ended December 31, 2025.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such recoupment shall be made monthly, but only to the extent that such recoupment would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor". As of December 31, 2025, there were no waivers available that may potentially be recouped by the ProFund. As of December 31, 2025, no commitment or contingent liability is expected.

5. Investment Risks

The ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFund. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Government Default Risk

Due to the rising U.S. government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the ProFund. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of the ProFund's third party service providers (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The ProFund and its shareholders could be negatively impacted as a result. While the ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which the ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund's investments in such securities to lose value. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to the ProFund.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance.

December 31, 2025 :: Notes to Financial Statements :: Government Money Market ProFund :: 9

Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third-party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of the ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the ProFund's investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

6. Federal Income Tax Information

In this reporting period, the ProFund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the ProFund's financial positions or results of operations. For the year ended December 31, 2025, there were no federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the ProFund.

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2025
Government Money Market ProFund	$6,402,385	$6,402,385
December 31, 2024
Government Money Market ProFund	$7,767,833	$7,767,833

As of the most recent tax year ended December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Total Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Government Money Market ProFund	$—	$—	$(1,129)	$(215,239)	$—	$(216,368)

As of the most recent tax year ended December 31, 2025, the ProFund had net capital loss carryforwards ("CLCFs") as summarized in the table below:

No Expiration Date
Government Money Market ProFund	$215,239

10 :: Government Money Market ProFund :: Notes to Financial Statements :: December 31, 2025

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or utilized.

7. New Accounting Pronouncements

In December 2025, the FASB issued Accounting Standards Update 2025-11 ("ASU 2025-11"), Interim Reporting (Topic 270): Narrow-Scope Improvements, to improve the guidance in Topic 270, Interim Reporting, by improving the navigability of the required interim disclosures and clarifying when that guidance is applicable. The amendments also provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025-11 is effective for annual periods beginning after December 15, 2027, for public business entities and for interim reporting periods within annual reporting periods beginning after December 15, 2028, for entities other than public business entities. Early adoption is permitted for all entities. Fund Management is evaluating the impacts of these changes on the Fund's financial statements.

8. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that have a material impact on the ProFund's financial statements.

Report of Independent Registered Public Accounting Firm :: Government Money Market ProFund :: 11

To the Board of Trustees of ProFunds and Shareholders of Government Money Market ProFund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Money Market ProFund (one of the funds constituting ProFunds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the Accounting Agent for the Master Fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Columbus, Ohio
February 25, 2026

We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.

This Page Intentionally Left Blank

Form N-CSR – Items 8-11 (Unaudited)

14 :: Form N-CSR – Items 8-11 :: December 31, 2025 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 29, 2025, the Board of Trustees (the "Board") of ProFunds (the "Trust") considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the "Advisor") and the Trust on behalf of the Government Money Market ProFund (the "Fund") (the "Advisory Agreement"). The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's fiduciary responsibilities under state and federal law with respect to the Board's considerations of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by Trust counsel and their independent legal counsel throughout the process, including about the legal standards applicable to their review.

The Board noted that the Fund is a feeder fund that invests all its assets in shares of a master fund that is advised by a third-party investment adviser. The Trustees noted that the contractual amount of the fee is 0.35% of the Fund's average annual daily net assets, but that the Advisor does not collect this fee so long as the Fund is a feeder fund that invests in shares of a master fund. The Board also noted that the Fund pays the Advisor a Management Services fee of 0.35% of the Fund's average annual daily net assets and that the Advisor has contractually agreed to reduce Fund expenses to retain a certain minimum yield as well as to reimburse advisory and management services fees that exceed 0.98% for the Investor Class and 1.98% for the Service Class through April 30, 2026. In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement given the structure of the Fund.

The Board considered that the Advisor has the requisite portfolio management skills to manage the Fund if necessary and considered the fairness and reasonableness of the fee should the Advisor begin to provide services under the Advisory Agreement. In assessing the fairness and reasonableness of the fee, the Board considered the nature of the services described in the Advisory Agreement, and fees charged by comparable money market funds.

In its deliberations, the Board also considered the Advisor's non-advisory management services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Fund but concluded that such benefits were relatively insignificant. The Board also considered the services and fees described in the Management Services Agreement and similar fees charged by comparable money market funds. The Board considered that ProFunds Distributors, Inc. ("PDI"), a wholly-owned subsidiary of the Advisor, also earns fees from the Fund for providing services under a Distribution and Shareholder Services Plan.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board regularly considers matters bearing on the Fund and its investment advisory, administration and distribution arrangements, including the Fund's investment results and performance data, at its regular meetings throughout the year. The Board's conclusions may take into account their consideration of the relevant arrangements during the most recent year as well as in prior years.

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Advisory Agreement for the Fund is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses, the feeder fund structure of the Fund, and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement and the continued investment by the Fund into the master portfolio was in the best interests of the shareholders of the Fund. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

Government Cash Management Portfolio

16 :: Government Cash Management Portfolio :: Investment Portfolio :: as of December 31, 2025

Investment Portfolio

Government & Agency Obligations 55.8%
U.S. Government Sponsored Agencies 30.8%
	Principal Amount	Value
Federal Farm Credit Banks Funding Corp.:
1 day USD SOFR + 0.025%, 3.735%(a), 12/1/2026	$151,000,000	$151,000,000
1 day USD SOFR + 0.03%, 3.74%(a), 2/19/2026	90,000,000	90,000,000
1 day USD SOFR + 0.04%, 3.75%(a), 3/1/2027	90,000,000	90,000,000
1 day USD SOFR + 0.045%, 3.755%(a), 4/19/2027	50,000,000	50,000,000
1 day USD SOFR + 0.06%, 3.77%(a), 10/6/2026	166,000,000	166,000,000
1 day USD SOFR + 0.065%, 3.775%(a), 7/30/2026	179,000,000	179,000,000
1 day USD SOFR + 0.065%, 3.775%(a), 9/18/2026	25,000,000	25,000,000
1 day USD SOFR + 0.07%, 3.78%(a), 8/4/2026	55,000,000	55,000,000
1 day USD SOFR + 0.07%, 3.78%(a), 8/26/2026	210,000,000	210,000,000
1 day USD SOFR + 0.1%, 3.81%(a), 1/8/2027	86,000,000	86,000,000
1 day USD SOFR + 0.1%, 3.81%(a), 5/27/2027	68,800,000	68,800,000
1 day USD SOFR + 0.1%, 3.81%(a), 7/9/2027	129,000,000	129,000,000
1 day USD SOFR + 0.115%, 3.825%(a), 7/30/2027	63,500,000	63,500,000
1 day USD SOFR + 0.125%, 3.835%(a), 8/18/2027	127,250,000	127,250,000
1 day USD SOFR + 0.13%, 3.84%(a), 2/3/2027	176,000,000	176,000,000
1 day USD SOFR + 0.135%, 3.845%(a), 12/18/2026	59,000,000	59,000,000
1 day USD SOFR + 0.135%, 3.845%(a), 1/8/2027	260,000,000	260,000,000
1 day USD SOFR + 0.14%, 3.85%(a), 8/26/2026	86,500,000	86,500,000
1 day USD SOFR + 0.145%, 3.855%(a), 9/3/2027	247,000,000	247,000,000
Federal Farm Credit Discount Notes:
3.66%(b), 4/13/2026	13,500,000	13,361,917
3.66%(b), 4/29/2026	75,750,000	74,853,667
3.67%(b), 2/4/2026	83,500,000	83,214,523
3.873%(b), 1/20/2026	208,000,000	207,580,649
Federal Home Loan Bank Discount Notes:
3.549%(b), 1/2/2026	25,670,000	25,667,504
3.63%(b), 3/3/2026	200,000,000	198,786,778
3.66%(b), 4/13/2026	70,000,000	69,284,017
Federal Home Loan Banks:
3.589%(b), 5/11/2026	207,000,000	204,353,850
3.593%(b), 4/15/2026	125,700,000	124,413,055
3.615%(b), 3/18/2026	125,700,000	124,753,968
3.63%(b), 3/2/2026	47,000,000	46,719,567
3.71%(a), 6/23/2026	250,000,000	250,000,000
1 day USD SOFR + 0.01%, 3.72%(a), 5/20/2026	120,000,000	120,000,000
1 day USD SOFR + 0.01%, 3.72%(a), 6/15/2026	279,000,000	279,000,000
1 day USD SOFR + 0.015%, 3.725%(a), 5/1/2026	325,500,000	325,500,000
U.S. Government Sponsored Agencies, continued
	Principal Amount	Value
1 day USD SOFR + 0.015%, 3.725%(a), 6/18/2026	$636,500,000	$636,500,000
1 day USD SOFR + 0.025%, 3.735%(a), 2/13/2026	220,000,000	220,000,000
1 day USD SOFR + 0.025%, 3.735%(a), 11/25/2026	205,000,000	205,000,000
1 day USD SOFR + 0.03%, 3.74%(a), 2/18/2026	175,500,000	175,500,000
1 day USD SOFR + 0.03%, 3.74%(a), 3/3/2026	176,000,000	176,000,000
1 day USD SOFR + 0.065%, 3.775%(a), 8/12/2026	128,500,000	128,500,000
1 day USD SOFR + 0.09%, 3.8%(a), 3/30/2027	205,000,000	205,000,000
1 day USD SOFR + 0.095%, 3.805%(a), 6/17/2027	50,000,000	50,000,000
1 day USD SOFR + 0.12%, 3.83%(a), 4/9/2027	87,500,000	87,500,000
1 day USD SOFR + 0.17%, 3.88%(a), 9/22/2027	125,000,000	125,000,000
1 day USD SOFR + 0.17%, 3.88%(a), 9/24/2027	84,000,000	84,000,000
4.01%(b), 1/6/2026	430,000,000	429,763,798
Federal Home Loan Mortgage Corp.: 3.731%(b), 1/30/2026	410,000,000	408,784,578
1 day USD SOFR + 0.095%, 3.805%(a), 5/5/2027	73,500,000	73,500,000
1 day USD SOFR + 0.1%, 3.81%(a), 2/9/2026	262,750,000	262,750,000
1 day USD SOFR + 0.11%, 3.82%(a), 5/7/2026	26,500,000	26,500,000
1 day USD SOFR + 0.14%, 3.85%(a), 9/4/2026	55,000,000	55,000,000
1 day USD SOFR + 0.14%, 3.85%(a), 10/6/2027	200,000,000	200,000,000
4.01%(b), 1/12/2026	560,000,000	559,323,255
Federal National Mortgage Association:
1 day USD SOFR + 0.1%, 3.81%(a), 6/18/2026	130,500,000	130,500,000
1 day USD SOFR + 0.12%, 3.83%(a), 7/29/2026	60,000,000	60,000,000
1 day USD SOFR + 0.135%, 3.845%(a), 8/21/2026	213,250,000	213,250,000
1 day USD SOFR + 0.14%, 3.85%(a), 9/11/2026	367,000,000	367,000,000
1 day USD SOFR + 0.14%, 3.85%(a), 10/23/2026	73,750,000	73,750,000
1 day USD SOFR + 0.14%, 3.85%(a), 12/11/2026	237,500,000	237,500,000
3.873%(b), 1/16/2026	335,000,000	334,466,792
		9,991,627,918
U.S. Treasury Obligations 25.0%
U.S. Treasury Bills:
3.514%(b), 6/25/2026	325,000,000	319,524,991
3.544%(b), 6/18/2026	326,750,000	321,419,945
3.594%(b), 6/11/2026	324,500,000	319,355,368
3.605%(b), 4/28/2026	350,000,000	345,955,050
3.675%(b), 3/12/2026	413,500,000	410,585,399
3.676%(b), 4/23/2026	352,000,000	348,029,127
3.716%(b), 5/21/2026	350,000,000	345,011,528
3.722%(b), 5/14/2026	350,000,000	345,253,193

The accompanying notes are an integral part of the financial statements.

as of December 31, 2025 :: Investment Portfolio :: Government Cash Management Portfolio :: 17

U.S. Treasury Obligations, continued
	Principal Amount	Value
3.753%(b), 4/2/2026	$310,000,000	$307,099,464
3.754%(b), 4/16/2026	362,000,000	358,090,249
3.756%(b), 3/26/2026	500,000,000	495,677,500
3.775%(b), 2/24/2026	400,000,000	397,766,200
3.823%(b), 1/22/2026	215,000,000	214,513,804
3.863%(b), 1/20/2026	400,000,000	399,195,561
3.911%(b), 1/15/2026	550,500,000	549,674,281
4.004%(b), 1/2/2026	540,000,000	539,940,758
4.035%(b), 3/19/2026	185,000,000	183,425,136
4.056%(b), 1/22/2026	185,000,000	184,581,646
4.056%(b), 2/19/2026	185,000,000	183,992,778
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.15%, 3.752%(a), 4/30/2026	714,585,000	714,573,299
3 mo. Treasury money market yield + 0.245%, 3.847%(a), 1/31/2026	835,000,000	835,125,850
		8,118,791,127
Total Government & Agency Obligations (Cost $18,110,419,045)		18,110,419,045
Repurchase Agreements 44.1%
Banco Santander SA:
3.7%, dated 12/31/2025, to be repurchased at $500,102,778 on 1/2/2026(c)	500,000,000	500,000,000
3.83%, dated 12/31/2025, to be repurchased at $550,117,028 on 1/2/2026(d)	550,000,000	550,000,000
3.84%, dated 12/31/2025, to be repurchased at $525,112,000 on 1/2/2026(e)	525,000,000	525,000,000
Barclays Bank PLC:
3.5%, dated 12/31/2025, to be repurchased at $500,097,222 on 1/2/2026(f)	500,000,000	500,000,000
3.82%, dated 12/31/2025, to be repurchased at $172,036,502 on 1/2/2026(g)	172,000,000	172,000,000
BNP Paribas, 3.83%, dated 12/31/2025, to be repurchased at $1,350,287,250 on 1/2/2026(h)	1,350,000,000	1,350,000,000
Citigroup Global Markets, Inc., 3.82%, dated 12/31/2025, to be repurchased at $126,026,740 on 1/2/2026(i)	126,000,000	126,000,000
Federal Reserve Bank of NewYork, 3.5%, dated 12/31/2025, to be repurchased at $1,750,340,278 on 1/2/2026(j)	1,750,000,000	1,750,000,000
Fixed Income Clearing Corp.:
3.5%, dated 12/31/2025, to be repurchased at $329,364,031 on 1/2/2026(k)	329,300,000	329,300,000
3.52%, dated 12/31/2025, to be repurchased at $250,048,889 on 1/2/2026(l)	250,000,000	250,000,000
3.82%, dated 12/31/2025, to be repurchased at $475,100,806 on 1/2/2026(m)	475,000,000	475,000,000
3.82%, dated 12/31/2025, to be repurchased at $2,000,424,444 on 1/2/2026(n)	2,000,000,000	2,000,000,000
Repurchase Agreements, continued
	Principal Amount	Value
Goldman Sachs & Co.:
3.52%, dated 12/31/2025, to be repurchased at $100,019,556 on 1/2/2026(o)	$100,000,000	$100,000,000
3.82%, dated 12/31/2025, to be repurchased at $600,127,333 on 1/2/2026(p)	600,000,000	600,000,000
HSBC Securities, Inc., 3.83%, dated 12/31/2025, to be repurchased at $400,085,111 on 1/2/2026(q)	400,000,000	400,000,000
JPMorgan Securities, Inc.:
3.82%, dated 12/31/2025, to be repurchased at $250,153,077 on 1/2/2026(r)	250,100,000	250,100,000
3.83%, dated 12/31/2025, to be repurchased at $280,059,578 on 1/2/2026(s)	280,000,000	280,000,000
Merrill Lynch & Co., Inc.:
3.65%, dated 12/31/2025, to be repurchased at $300,060,833 on 1/2/2026(t)	300,000,000	300,000,000
3.77%, dated 12/31/2025, to be repurchased at $100,020,944 on 1/2/2026(u)	100,000,000	100,000,000
3.82%, dated 12/31/2025, to be repurchased at $300,063,667 on 1/2/2026(v)	300,000,000	300,000,000
3.85%, dated 12/31/2025, to be repurchased at $125,026,736 on 1/2/2026(w)	125,000,000	125,000,000
Royal Bank of Canada:
3.82%, dated 12/31/2025, to be repurchased at $751,159,379 on 1/2/2026(x)	751,000,000	751,000,000
3.83%, dated 12/31/2025, to be repurchased at $1,673,355,977 on 1/2/2026(y)	1,673,000,000	1,673,000,000
Wells Fargo Bank:
3.82%, dated 12/31/2025, to be repurchased at $291,061,757 on 1/2/2026(z)	291,000,000	291,000,000
3.83%, dated 12/31/2025, to be repurchased at $608,029,348 on 1/2/2026(aa)	607,900,000	607,900,000
Total Repurchase Agreements (Cost $14,305,300,000)		14,305,300,000
	% of Net Assets	Value
Total Investment Portfolio (Cost $32,415,719,045)	99.9	32,415,719,045
Other Assets and Liabilities, Net	0.1	42,466,549
Net Assets	100.0	$32,458,185,594

(a)  Floating rate security. These securities are shown at their current rate as of December 31, 2025.

(b)  Annualized yield at time of purchase; not a coupon rate.

The accompanying notes are an integral part of the financial statements.

18 :: Government Cash Management Portfolio :: Investment Portfolio :: as of December 31, 2025

(c)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bonds	4.75	8/15/2055	101
131,381,200	U.S. Treasury Notes	3.75	12/31/2028	132,241,221
157,946,273	Federal Home Loan Mortgage Corporation	2.0–6.5	2/1/2044–12/1/2055	155,998,569
217,757,934	Federal National Mortgage Association	2.0–7.0	1/1/2027–1/1/2060	221,760,184
Total Collateral Value				510,000,075

(d)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
554,169,300	U.S. Treasury Notes	3.375–4.5	3/31/2027–11/15/2035	561,000,047

(e)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bills	Zero Coupon	12/24/2026	97
19,295,100	U.S. Treasury Bonds	2.5–4.75	11/15/2041–8/15/2055	18,691,894
21,162,900	U.S. Treasury Notes	3.5	9/30/2027	21,362,025
243,961,563	Federal Home Loan Mortgage Corporation	2.0–6.5	3/1/2037–12/1/2055	239,430,896
222,591,499	Federal National Mortgage Association	2.0–7.0	1/1/2027–8/1/2056	216,647,068
38,640,135	Government National Mortgage Association	4.0–6.5	2/15/2044–9/20/2063	39,368,080
Total Collateral Value				535,500,060

(f)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
45,947,000	U.S. Treasury Bills	Zero Coupon	5/28/2026	45,295,517
690,003,501	U.S. Treasury Strips	Zero Coupon	8/15/2033–11/15/2044	455,960,495
8,300,000	U.S. Treasury Inflation Index Notes	1.875	7/15/2034	8,743,988
Total Collateral Value				510,000,000

(g)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,351,800	U.S. Treasury Bills	Zero Coupon	4/23/2026	7,272,180
100	U.S. Treasury Bonds	3.0	8/15/2048	76
301,500	U.S. Treasury Notes	0.5–3.5	5/31/2027–11/30/2030	299,911
15,595,537	U.S. Treasury Strips	Zero Coupon	2/15/2043–8/15/2043	6,683,576
134,141,600	U.S. Treasury Inflation Index Notes	0.125–0.375	7/15/2027–1/15/2031	161,184,257
Total Collateral Value				175,440,000

(h)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
237,060,500	U.S. Treasury Bonds	2.875–4.75	2/15/2037–5/15/2052	189,862,204
179,758,100	U.S. Treasury Notes	2.75–4.625	4/30/2027–10/31/2030	181,297,276
190,211,285	Federal Home Loan Mortgage Corporation	2.0–7.0	10/1/2026–12/1/2055	194,150,898
4	U.S. Treasury Strips	Zero Coupon	8/15/2029–5/15/2049	2
298,337,280	Federal National Mortgage Association	2.0–7.0	9/1/2029–11/1/2055	265,043,113
583,065,465	Government National Mortgage Association	2.0–7.5	10/15/2041–11/20/2055	546,646,660
Total Collateral Value				1,377,000,153

The accompanying notes are an integral part of the financial statements.

as of December 31, 2025 :: Investment Portfolio :: Government Cash Management Portfolio :: 19

(i)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
128,205,500	U.S. Treasury Notes	2.625–3.625	7/31/2029–10/31/2030	128,520,041

(j)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,941,859,600	U.S. Treasury Notes	1.875	2/15/2032	1,750,340,299

(k)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100,000,000	U.S. Treasury Bills	Zero Coupon	6/11/2026	98,420,388
185,100,800	U.S. Treasury Notes	0.125–3.75	4/15/2026–4/30/2027	237,465,796
Total Collateral Value				335,886,184

(l)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
259,212,200	U.S. Treasury Bills	Zero Coupon	6/18/2026	255,000,000

(m)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
469,964,200	U.S. Treasury Notes	4.125–4.375	11/30/2029–5/15/2034	484,500,000

(n)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,003,423,700	U.S. Treasury Notes	1.375–5.0	9/30/2032–5/15/2054	2,040,000,114

(o)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,285,400	U.S. Treasury Bonds	2.5–6.0	2/15/2026–2/15/2045	5,316,585
88,110,000	U.S. Treasury Notes	3.875	6/30/2030	88,945,018
21,906,162	U.S. Treasury Strips	Zero Coupon	2/15/2026–11/15/2051	7,738,397
Total Collateral Value				102,000,000

(p)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,455,875	Federal Home Loan Mortgage Corporation	2.0–6.5	9/1/2027–2/1/2054	48,420,455
215,788,561	Federal National Mortgage Association	2.5–7.0	12/1/2027–6/1/2055	212,906,175
368,740,510	Government National Mortgage Association	2.5–6.5	1/20/2046–3/20/2055	350,673,370
Total Collateral Value				612,000,000

(q)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
85,668,700	U.S. Treasury Bonds	1.375–4.625	11/15/2040–5/15/2044	82,390,863
202,800	U.S. Treasury Notes	3.875	1/15/2026	206,417
357,348,124	U.S. Treasury Strips	Zero Coupon	2/15/2026–11/15/2043	255,065,833
64,425,600	U.S. Treasury Inflation Index Notes	0.5–1.625	1/15/2028–4/15/2030	70,336,888
Total Collateral Value				408,000,001

The accompanying notes are an integral part of the financial statements.

20 :: Government Cash Management Portfolio :: Investment Portfolio :: as of December 31, 2025

(r)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
277,364,978	U.S. Treasury Strips	Zero Coupon	5/15/2028	255,102,001

(s)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
279,349,938	Federal National Mortgage Association	3.0–7.0	2/1/2032–10/1/2055	285,600,001

(t)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,300,000	U.S. Treasury Bonds	3.875	5/15/2043	23,853,943
139,719,100	U.S. Treasury Notes	1.25–4.875	3/31/2027–11/30/2028	140,632,400
337,871,080	U.S. Treasury Strips	Zero Coupon	2/15/2036–8/15/2053	141,513,657
Total Collateral Value				306,000,000

(u)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
99,759,500	U.S. Treasury Notes	4.25	6/30/2029	102,000,098

(v)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,402,000	U.S. Treasury Bonds	3.875	8/15/2040	9,828,655
120,055,200	U.S. Treasury Inflation Index Notes	0.375	1/15/2027	160,115,607
153,760,663	U.S. Treasury Strips	Zero Coupon	5/15/2029	136,055,738
Total Collateral Value				306,000,000

(w)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,003,172,934	Federal Home Loan Mortgage Corporation	0.1–4.5	3/25/2027–3/25/2061	13,101,912
681,011,596	Federal National Mortgage Association	1.0–6.0	2/25/2036–10/25/2055	114,398,088
Total Collateral Value				127,500,000

(x)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,900	U.S. Treasury Bills	Zero Coupon	2/19/2026–3/12/2026	1,889
496,894,100	U.S. Treasury Bonds	2.25–5.0	5/15/2041–2/15/2053	451,459,237
275,940,800	U.S. Treasury Notes	0.75–4.25	4/30/2026–5/15/2031	276,039,733
50,870,334	U.S. Treasury Strips	Zero Coupon	8/15/2034–8/15/2046	35,414,508
2,067,500	U.S. Treasury Inflation Index Bonds	1.375	2/15/2044	2,440,864
800,100	U.S. Treasury Inflation Index Notes	1.625–2.125	4/15/2029–4/15/2030	826,338
Total Collateral Value				766,182,569

The accompanying notes are an integral part of the financial statements.

as of December 31, 2025 :: Investment Portfolio :: Government Cash Management Portfolio :: 21

(y)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
237,500	U.S. Treasury Bills	Zero Coupon	2/19/2026	236,380
25,500	U.S. Treasury Bonds	1.125–3.875	8/15/2040–5/15/2050	16,325
16,847,400	U.S. Treasury Notes	0.875–4.25	4/30/2026–2/15/2032	17,020,504
5,849,925	U.S. Treasury Strips	Zero Coupon	8/15/2034–8/15/2046	2,556,228
104,227,300	U.S. Treasury Inflation Index Bonds	0.125–1.5	2/15/2051–2/15/2053	70,770,594
3,900	U.S. Treasury Inflation Index Notes	0.5–1.75	1/15/2028–1/15/2034	4,551
260,131,427	Federal Home Loan Mortgage Corporation	2.0–7.0	4/1/2030–12/1/2055	265,931,417
512,069,797	Federal National Mortgage Association	1.5–7.0	5/1/2034–12/1/2055	512,418,173
866,729,569	Government National Mortgage Association	2.0–6.5	10/20/2035–11/15/2066	837,868,929
Total Collateral Value				1,706,823,101

(z)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
411,617,572	U.S. Treasury Bonds	1.75–6.75	8/15/2026–11/15/2053	296,820,003

(aa)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
619,350,060	Federal National Mortgage Association	2.0–7.5	8/1/2026–12/1/2055	620,058,000

SOFR: Secured Overnight Financing Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2025 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(a)	$—	$18,110,419,045	$—	$18,110,419,045
Repurchase Agreements	$—	$14,305,300,000	$—	$14,305,300,000
Total	$—	$32,415,719,045	$—	$32,415,719,045

(a)  See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

22 :: Government Cash Management Portfolio :: Financial Statements

Statement of Assets and Liabilities
as of December 31, 2025

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$18,110,419,045
Repurchase agreements, valued at amortized cost	14,305,300,000
Cash	2,121,206
Interest receivable	42,619,582
Other assets	668,216
TOTAL ASSETS	32,461,128,049
LIABILITIES:
Accrued investment advisory fee	1,666,645
Accrued Trustees' fees	242,640
Other accrued expenses and payables	1,033,170
TOTAL LIABILITIES	2,942,455
NET ASSETS, AT VALUE	$32,458,185,594

Statement of Operations
For the Year Ended December 31, 2025

INVESTMENT INCOME:
Income:
Interest	$1,458,419,937
EXPENSES:
Management fee	32,098,644
Administration fee	10,212,048
Custodian fee	307,618
Professional fees	372,197
Reports to shareholders	36,187
Trustees' fees and expenses	1,144,649
Other	1,325,511
Total expenses before expense reductions	45,496,854
Expense reductions	(6,668,937)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	38,827,917
NET INVESTMENT INCOME	1,419,592,020
Net realized gain (loss) from investments	3,019,548
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,422,611,568

The accompanying notes are an integral part of the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 23

Statements of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,419,592,020	$1,877,841,959
Net realized gain (loss)	3,019,548	3,407,006
Net increase (decrease) in net assets resulting from operations	1,422,611,568	1,881,248,965
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	160,638,508,194	170,734,349,355
Value of capital withdrawn	(161,869,430,071)	(178,319,181,573)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(1,230,921,877)	(7,584,832,218)
INCREASE (DECREASE) IN NET ASSETS	191,689,691	(5,703,583,253)
Net assets at beginning of period	32,266,495,903	37,970,079,156
Net assets at end of period	$32,458,185,594	$32,266,495,903

The accompanying notes are an integral part of the financial statements.

24 :: Government Cash Management Portfolio :: Financial Highlights

	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	32,458		32,266		37,970	32,214	33,649
Ratio of expenses before expense reductions (%)	.13		.13		.13	.14	.13
Ratio of expenses after expense reductions (%)	.11	(a)	.11	(a)	.09	.06	.03
Ratio of net investment income (%)	4.17		5.09		5.00	1.67	.03
Total Return (%)(b),(c)	4.26		5.23		5.08	1.62	.03

(a)  The ratio of expenses would have been .02% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the years ended December 31, 2025 and December 31, 2024, respectively.

(b)  Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.

(c)  Total return would have been lower had certain expenses not been reduced.

The accompanying notes are an integral part of the financial statements.

December 31, 2025 :: Notes to Financial Statements :: Government Cash Management Portfolio :: 25

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2025, DWS Government Money Market Series owned approximately 99.4% of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Operating Segment

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07"). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of December 31, 2025, the Portfolio held repurchase agreements with a gross value of $14,305,300,000. The value of the related collateral exceeded the value of the repurchase

26 :: Government Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2025

agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Tax Information

The Portfolio is considered a Partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At December 31, 2025, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $32,415,719,045.

The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA ("DWS Group"), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the year ended December 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.094% of the Portfolio's average daily net assets.

The Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.

For the year ended December 31, 2025, fees waived and/or expenses reimbursed are $6,668,937.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2025, the Administration Fee was $10,212,048, of which $804,436 is unpaid.

Other Service Fees

Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the year ended December 31, 2025, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $975, of which $350 is unpaid.

Trustees' Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus

December 31, 2025 :: Notes to Financial Statements :: Government Cash Management Portfolio :: 27

1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2025.

D. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Portfolio's investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund's investments to decline and impair the Fund's ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Portfolio's yield to decline, and during periods of unusually low or negative interest rates, the Portfolio's yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of current income and, at times, could impair the Portfolio's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.

28 :: Government Cash Management Portfolio :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Holders of Beneficial Interest in Government Cash Management Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Cash Management Portfolio (the "Portfolio"), including the investment portfolio, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the Portfolio's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but/; not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts
February 23, 2026

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

The ProFund discloses on the Adviser's website that it invests substantially all of its assets in the Portfolio and includes a link to the latest available listing of holdings in the Portfolio. In addition, the ProFund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The ProFund's Form N-MFP filings will be available on the SEC's website, and the Adviser's website will contain a link to such filings.

PRO1225

Annual Financial
Statements and
Other Information

December 31, 2025

ProFunds VP

Access VP High Yield

Asia 30

Banks

Bear

Biotechnology

Bull

Communication Services

Consumer Discretionary

Consumer Staples

Dow 30

Emerging Markets

Energy

Europe 30

Falling U.S. Dollar

Financials

Government Money Market

Health Care

Industrials

International

Internet

Japan

Large-Cap Growth

Large-Cap Value

Materials

Mid-Cap

Mid-Cap Growth

Mid-Cap Value

Nasdaq-100

Pharmaceuticals

Precious Metals

Real Estate

Rising Rates Opportunity

Semiconductor

Short Dow 30

Short Emerging Markets

Short International

Short Mid-Cap

Short Nasdaq-100

Short Small-Cap

Small-Cap

Small-Cap Growth

Small-Cap Value

Technology

UltraBull

UltraMid-Cap

UltraNasdaq-100

UltraShort Dow 30

UltraShort Nasdaq-100

UltraSmall-Cap

U.S. Government Plus

Utilities

Schedules of Portfolio Investments
2	ProFund Access VP High Yield
3	ProFund VP Asia 30
4	ProFund VP Banks
6	ProFund VP Bear
7	ProFund VP Biotechnology
10	ProFund VP Bull
18	ProFund VP Communication Services
19	ProFund VP Consumer Discretionary
21	ProFund VP Consumer Staples
23	ProFund VP Dow 30
24	ProFund VP Emerging Markets
26	ProFund VP Energy
27	ProFund VP Europe 30
28	ProFund VP Falling U.S. Dollar
29	ProFund VP Financials
31	ProFund VP Government Money Market
32	ProFund VP Health Care
34	ProFund VP Industrials
36	ProFund VP International
37	ProFund VP Internet
39	ProFund VP Japan
40	ProFund VP Large-Cap Growth
43	ProFund VP Large-Cap Value
49	ProFund VP Materials
50	ProFund VP Mid-Cap
51	ProFund VP Mid-Cap Growth
55	ProFund VP Mid-Cap Value
60	ProFund VP Nasdaq-100
63	ProFund VP Pharmaceuticals
65	ProFund VP Precious Metals
66	ProFund VP Real Estate
68	ProFund VP Rising Rates Opportunity
69	ProFund VP Semiconductor
71	ProFund VP Short Dow 30
72	ProFund VP Short Emerging Markets
73	ProFund VP Short International
74	ProFund VP Short Mid-Cap
75	ProFund VP Short Nasdaq-100
76	ProFund VP Short Small-Cap
77	ProFund VP Small-Cap
103	ProFund VP Small-Cap Growth
109	ProFund VP Small-Cap Value
116	ProFund VP Technology
118	ProFund VP UltraBull
126	ProFund VP UltraMid-Cap
133	ProFund VP UltraNasdaq-100
136	ProFund VP UltraShort Dow 30
137	ProFund VP UltraShort Nasdaq-100
138	ProFund VP UltraSmall-Cap
162	ProFund VP U.S. Government Plus
163	ProFund VP Utilities
165	Statements of Assets and Liabilities
177	Statements of Operations
189	Statements of Changes in Net Assets
211	Financial Highlights
239	Notes to Financial Statements
271	Report of Independent Registered Public Accounting Firm
272	Additional Tax Information (unaudited)
273	Form N-CSR – Items 8-11

Schedules of Portfolio Investments

2 :: ProFund Access VP High Yield :: Schedule of Portfolio Investments :: December 31, 2025

Repurchase Agreements(a) (87.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $11,351,292	$11,349,000	$11,349,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,349,000)		11,349,000
TOTAL INVESTMENT SECURITIES (Cost $11,349,000)—87.9%		11,349,000
Net other assets (liabilities)—12.1%		1,566,864
NET ASSETS—100.0%		$12,915,864

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International	1/23/26	2.64%	$6,494,833	$7,466
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG	1/23/26	4.44%	6,480,749	4,858
				$12,975,582	$12,324

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Asia 30 :: 3

Common Stocks (99.7%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	4,444	$651,402
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	71,161	1,145,692
Baidu, Inc.*ADR (Interactive Media & Services)	4,838	632,133
BHP Group, Ltd.ADR (Metals & Mining)	16,201	978,054
Bilibili, Inc.*ADR(a) (Entertainment)	21,545	529,791
DiDi Global, Inc.*ADR (Ground Transportation)	105,124	555,055
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	48,659	522,111
Futu Holdings, Ltd.*ADR (Capital Markets)	3,431	563,405
HDFC Bank, Ltd.ADR (Banks)	30,039	1,097,625
ICICI Bank, Ltd.ADR (Banks)	28,014	834,817
Infosys, Ltd.ADR(a) (IT Services)	40,671	724,757
iQIYI, Inc.*ADR(a) (Entertainment)	257,304	494,024
JD.com, Inc.ADR (Broadline Retail)	19,520	560,224
Kanzhun, Ltd.*ADR (Interactive Media & Services)	25,764	525,070
KE Holdings, Inc.ADR (Real Estate Management & Development)	35,046	552,325
Li Auto, Inc.*ADR(a) (Automobiles)	21,208	359,051
NetEase, Inc.ADR (Entertainment)	5,513	758,700
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	9,394	516,952
NIO, Inc.*ADR (Automobiles)	66,661	339,971
Pony AI, Inc.*ADR (Software)	35,327	512,242
Qifu Technology, Inc.ADR (Consumer Finance)	25,764	496,472
Sea, Ltd.*ADR (Entertainment)	4,388	559,777
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	5,119	1,555,613
Tencent Music Entertainment Group*ADR (Entertainment)	33,021	578,858
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	9,057	651,289
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	70,205	551,811
Up Fintech Holding, Ltd.*ADR (Capital Markets)	52,653	503,363
WeRide, Inc.*ADR (Auto Components)	41,740	362,303
XPeng, Inc.*ADR(a) (Automobiles)	26,327	533,912
ZTO Express Cayman, Inc.*ADR (Air Freight & Logistics)	25,989	542,910
TOTAL COMMON STOCKS (Cost $10,825,811)		19,189,709

Collateral for Securities Loaned(b) (13.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.79%(c)	2,520,389	$2,520,389
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,520,389)		2,520,389
TOTAL INVESTMENT SECURITIES (Cost $13,346,200)—112.8%		21,710,098
Net other assets (liabilities)—(12.8)%		(2,467,688)
NET ASSETS—100.0%		$19,242,410

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $2,342,071.

(b)  Securities were purchased with cash collateral held from securities on loan at December 31, 2025.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2025.

ADR  American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Air Freight & Logistics	$542,910	2.8%
Auto Components	362,303	1.9%
Automobiles	1,232,934	6.4%
Banks	1,932,442	10.0%
Broadline Retail	1,211,626	6.3%
Capital Markets	1,066,768	5.5%
Consumer Finance	496,472	2.6%
Diversified Consumer Services	516,952	2.7%
Entertainment	2,921,150	15.1%
Ground Transportation	1,077,166	5.6%
Hotels, Restaurants & Leisure	651,289	3.4%
Interactive Media & Services	1,157,203	6.0%
IT Services	724,757	3.8%
Metals & Mining	978,054	5.1%
Real Estate Management & Development	552,325	2.9%
Semiconductors & Semiconductor Equipment	3,253,116	16.9%
Software	512,242	2.7%
Other**	52,701	0.3%
Total	$19,242,410	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2025:

	Value	% of Net Assets
Australia	$978,054	5.1%
China	11,178,158	58.1%
Hong Kong	563,405	2.9%
India	2,657,199	13.8%
Singapore	559,777	2.9%
Taiwan	3,253,116	16.9%
Other**	52,701	0.3%
Total	$19,242,410	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

4 :: ProFund VP Banks :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (98.6%)

	Shares	Value
Ameris Bancorp (Banks)	594	$44,116
Apollo Global Management, Inc. (Financial Services)	310	44,876
Associated Banc-Corp. (Banks)	1,707	43,972
Atlantic Union Bankshares Corp. (Banks)	1,283	45,290
Axos Financial, Inc.* (Banks)	539	46,440
Banc of California, Inc. (Banks)	2,320	44,753
BancFirst Corp. (Banks)	413	43,786
Bank of America Corp. (Banks)	854	46,970
Bank of Hawaii Corp. (Banks)	664	45,398
Bank OZK (Banks)	953	43,857
BankUnited, Inc. (Banks)	1,010	45,016
Banner Corp. (Banks)	615	38,536
Beacon Financial Corporation (Banks)	1,725	45,488
BOK Financial Corp.* (Banks)	387	45,844
Cadence Bank (Banks)	1,071	45,882
Cathay General Bancorp (Banks)	907	43,890
Citigroup, Inc. (Banks)	416	48,544
Citizens Financial Group, Inc. (Banks)	790	46,144
Columbia Banking System, Inc. (Banks)	1,591	44,468
Comerica, Inc. (Banks)	524	45,551
Commerce Bancshares, Inc. (Banks)	867	45,355
Community Financial System, Inc. (Banks)	648	37,221
Corebridge Financial, Inc (Financial Services)	1,476	44,531
Cullen/Frost Bankers, Inc. (Banks)	355	44,954
Customers Bancorp, Inc.* (Banks)	645	47,162
CVB Financial Corp. (Banks)	2,250	41,850
East West Bancorp, Inc. (Banks)	402	45,181
Eastern Bankshares, Inc. (Banks)	2,326	42,868
Enterprise Financial Services Corp. (Banks)	479	25,866
Equitable Holdings, Inc. (Financial Services)	964	45,935
Essent Group, Ltd. (Financial Services)	729	47,392
F.N.B. Corp. (Banks)	2,629	44,956
FB Financial Corp. (Banks)	788	43,970
Fifth Third Bancorp (Banks)	972	45,499
First Bancorp (Banks)	2,198	45,565
First Bancorp (Banks)	618	31,388
First Busey Corp. (Banks)	1,244	29,595
First Citizens BancShares, Inc.*—Class A (Banks)	22	47,216
First Financial Bancorp* (Banks)	1,409	35,253
First Financial Bankshares, Inc. (Banks)	1,459	43,580
First Hawaiian, Inc. (Banks)	1,773	44,857
First Horizon Corp. (Banks)	1,936	46,260
First Interstate BancSystem, Inc.—Class A (Banks)	1,297	44,876
First Merchants Corp. (Banks)	808	30,284
Fulton Financial Corp. (Banks)	2,327	44,981
Glacier Bancorp, Inc. (Banks)	1,046	46,076
Hancock Whitney Corp. (Banks)	703	44,767
Hilltop Holdings, Inc.* (Banks)	1,100	37,334
Home BancShares, Inc. (Banks)	1,616	44,892
Huntington Bancshares, Inc. (Banks)	2,630	45,631
Independent Bank Corp./Massachusetts (Banks)	604	44,140
International Bancshares Corp. (Banks)	627	41,658
Jackson Financial, Inc.—Class A (Financial Services)	446	47,566
JPMorgan Chase & Co. (Banks)	149	48,012
KeyCorp (Banks)	2,251	46,461

Common Stocks, continued

	Shares	Value
Lakeland Financial Corp. (Banks)	382	$21,797
M&T Bank Corp. (Banks)	226	45,534
MGIC Investment Corp. (Financial Services)	1,595	46,606
NBT Bancorp, Inc. (Banks)	568	23,583
New York Community Bancorp, Inc. (Banks)	3,545	44,632
NMI Holdings, Inc.*—Class A (Financial Services)	1,176	47,968
Northern Trust Corp. (Capital Markets)	336	45,894
OFG Bancorp (Banks)	709	29,055
Old National Bancorp (Banks)	1,986	44,308
Park National Corp. (Banks)	166	25,262
Pathward Financial, Inc. (Banks)	560	39,760
PennyMac Financial Services, Inc. (Financial Services)	353	46,540
Pinnacle Financial Partners, Inc. (Banks)	462	44,079
PNC Financial Services Group, Inc. (Banks)	223	46,547
Popular, Inc. (Banks)	385	47,940
Prosperity Bancshares, Inc. (Banks)	633	43,747
Provident Financial Services, Inc. (Banks)	1,949	38,493
Radian Group, Inc. (Financial Services)	1,293	46,535
Regions Financial Corp. (Banks)	1,687	45,718
Renasant Corp. (Banks)	1,252	44,095
Rocket Cos, Inc.*—Class A (Financial Services)	2,401	46,483
Seacoast Banking Corp. of Florida (Banks)	1,414	44,428
ServisFirst Bancshares, Inc. (Banks)	609	43,720
Simmons First National Corp.—Class A (Banks)	2,351	44,316
SouthState Bank Corp. (Banks)	485	45,643
Stock Yards Bancorp, Inc. (Banks)	353	22,927
Texas Capital Bancshares, Inc.* (Banks)	478	43,278
The Bancorp, Inc.* (Banks)	667	45,036
The Bank of New York Mellon Corp. (Capital Markets)	390	45,275
Triumph Financial, Inc.* (Banks)	619	38,768
Truist Financial Corp. (Banks)	932	45,864
Trustmark Corp. (Banks)	819	31,900
U.S. Bancorp (Banks)	862	45,996
UMB Financial Corp. (Banks)	390	44,866
United Bankshares, Inc. (Banks)	1,176	45,158
United Community Banks, Inc. (Banks)	1,427	44,551
Valley National Bancorp (Banks)	3,905	45,610
Voya Financial, Inc. (Financial Services)	638	47,525
Walker & Dunlop, Inc. (Financial Services)	729	43,849
Washington Federal, Inc. (Banks)	1,393	44,618
Webster Financial Corp. (Banks)	722	45,443
Wells Fargo & Co. (Banks)	509	47,439
WesBanco, Inc. (Banks)	1,347	44,774
Western Alliance Bancorp (Banks)	532	44,725
Wintrust Financial Corp. (Banks)	328	45,861
WSFS Financial Corp. (Banks)	811	44,800
Zions Bancorp N.A. (Banks)	785	45,954
TOTAL COMMON STOCKS (Cost $2,614,418)		4,388,853
See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Banks :: 5

Repurchase Agreements(a) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $34,007	$34,000	$34,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,000)		34,000
TOTAL INVESTMENT SECURITIES (Cost $2,648,418)—99.4%		4,422,853
Net other assets (liabilities)—0.6%		25,401
NET ASSETS—100.0%		$4,448,254

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	1/23/26	4.39%	$57,812	$(906)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Banks	$3,741,878	84.1%
Capital Markets	91,169	2.0%
Financial Services	555,806	12.5%
Other**	59,401	1.4%
Total	$4,448,254	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

6 :: ProFund VP Bear :: Schedule of Portfolio Investments :: December 31, 2025

Repurchase Agreements(a)(b) (92.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $1,191,241	$1,191,000	$1,191,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,191,000)		1,191,000
TOTAL INVESTMENT SECURITIES (Cost $1,191,000)—92.5%		1,191,000
Net other assets (liabilities)—7.5%		97,220
NET ASSETS—100.0%		$1,288,220

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $114,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	1	3/23/26	$(344,625)	$2,883

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	1/27/26	(4.14)%	$(612,672)	$4,714
S&P 500	UBS AG	1/27/26	(4.04)%	(329,269)	2,946
				$(941,941)	$7,660

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Biotechnology :: 7

Common Stocks (98.9%)

	Shares	Value
4D Molecular Therapeutics, Inc.* (Biotechnology)	7,226	$54,195
AbbVie, Inc. (Biotechnology)	2,238	511,361
Absci Corp.*(a) (Biotechnology)	17,745	61,930
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	17,176	458,771
ADMA Biologics, Inc.* (Biotechnology)	25,225	460,104
Agios Pharmaceuticals, Inc.* (Biotechnology)	9,312	253,473
Akebia Therapeutics, Inc.* (Biotechnology)	43,198	69,549
Alkermes PLC* (Biotechnology)	17,610	492,728
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,246	495,472
Altimmune, Inc.* (Biotechnology)	16,960	61,226
Amgen, Inc. (Biotechnology)	1,598	523,041
Amicus Therapeutics, Inc.* (Biotechnology)	42,719	608,318
AnaptysBio, Inc.* (Biotechnology)	3,059	148,300
Anavex Life Sciences Corp.* (Biotechnology)	13,541	48,206
Annexon, Inc.* (Biotechnology)	12,271	61,600
Apellis Pharmaceuticals, Inc.* (Biotechnology)	14,854	373,132
Apogee Therapeutics, Inc.* (Biotechnology)	4,212	317,922
Arbutus Biopharma Corp.* (Biotechnology)	10,139	48,769
Arcellx, Inc.* (Biotechnology)	6,022	392,634
Arcus Biosciences, Inc.* (Biotechnology)	8,051	191,855
Arcutis Biotherapeutics, Inc.* (Biotechnology)	14,907	432,899
Ardelyx, Inc.* (Biotechnology)	33,806	197,089
ArriVent Biopharma, Inc.* (Biotechnology)	2,502	50,340
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	7,318	485,842
ARS Pharmaceuticals, Inc.* (Biotechnology)	10,012	116,640
Avidity Biosciences, Inc.* (Biotechnology)	7,064	509,526
Beam Therapeutics, Inc.* (Biotechnology)	15,322	424,726
Bicara Therapeutics, Inc.* (Biotechnology)	5,182	87,213
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	33,143	258,515
Biogen, Inc.* (Biotechnology)	2,839	499,636
Biohaven, Ltd.* (Biotechnology)	18,133	204,722
BioMarin Pharmaceutical, Inc.* (Biotechnology)	9,385	557,751
Bridgebio Pharma, Inc.* (Biotechnology)	6,932	530,229
CareDx, Inc.* (Biotechnology)	7,895	148,742
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	13,432	313,503
Celcuity, Inc.* (Biotechnology)	4,949	493,613
Celldex Therapeutics, Inc.* (Biotechnology)	9,896	268,775
CG Oncology, Inc.* (Biotechnology)	9,188	381,486
Cidara Therapeutics, Inc.* (Biotechnology)	2,295	506,943
Cogent Biosciences, Inc.* (Biotechnology)	9,625	341,880
Compass Therapeutics, Inc.* (Biotechnology)	13,146	70,594
Corvus Pharmaceuticals, Inc.* (Biotechnology)	8,640	66,528
CRISPR Therapeutics AG*(a) (Biotechnology)	8,751	458,902
Cullinan Therapeutics, Inc.* (Biotechnology)	5,343	55,300
Cytokinetics, Inc.* (Biotechnology)	8,546	543,013
CytomX Therapeutics, Inc.* (Biotechnology)	23,702	100,971
Day One Biopharmaceuticals, Inc.* (Biotechnology)	13,603	126,780
Denali Therapeutics, Inc.* (Biotechnology)	16,596	274,000
Dianthus Therapeutics, Inc.* (Biotechnology)	5,014	206,627
Disc Medicine, Inc.* (Biotechnology)	3,127	248,315
Dynavax Technologies Corp.* (Biotechnology)	15,934	245,065

Common Stocks, continued

	Shares	Value
Dyne Therapeutics, Inc.* (Biotechnology)	20,299	$397,048
Emergent BioSolutions, Inc.* (Biotechnology)	7,712	95,320
Erasca, Inc.* (Biotechnology)	11,351	42,226
Exact Sciences Corp.* (Biotechnology)	4,978	505,566
Exelixis, Inc.* (Biotechnology)	12,271	537,838
Geron Corp.* (Biotechnology)	71,204	93,989
Gilead Sciences, Inc. (Biotechnology)	4,154	509,862
Gossamer Bio, Inc.* (Biotechnology)	27,100	84,010
GRAIL, Inc.* (Biotechnology)	5,309	454,397
Halozyme Therapeutics, Inc.* (Biotechnology)	8,044	541,361
Ideaya Biosciences, Inc.* (Biotechnology)	10,947	378,438
Immuneering Corp.* (Biotechnology)	11,327	74,532
ImmunityBio, Inc.*(a) (Biotechnology)	52,616	104,180
Immunome, Inc.* (Biotechnology)	9,824	211,020
Immunovant, Inc.* (Biotechnology)	11,466	291,466
Incyte Corp.* (Biotechnology)	5,295	522,987
Inhibrx Biosciences, Inc.* (Biotechnology)	744	58,776
Insmed, Inc.* (Biotechnology)	2,655	462,076
Intellia Therapeutics, Inc.* (Biotechnology)	18,663	167,780
Invivyd, Inc.* (Biotechnology)	24,653	60,893
Ionis Pharmaceuticals, Inc.* (Biotechnology)	6,410	507,095
Iovance Biotherapeutics, Inc.* (Biotechnology)	61,203	167,084
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	5,617	18,929
Janux Therapeutics, Inc.* (Biotechnology)	15,193	209,663
KalVista Pharmaceuticals, Inc.* (Biotechnology)	5,683	91,780
Keros Therapeutics, Inc.* (Biotechnology)	2,623	53,404
Kodiak Sciences, Inc.* (Biotechnology)	5,156	144,162
Krystal Biotech, Inc.* (Biotechnology)	2,102	518,227
Kura Oncology, Inc.* (Biotechnology)	16,235	168,682
Kymera Therapeutics, Inc.* (Biotechnology)	5,081	395,353
Lexeo Therapeutics, Inc.* (Biotechnology)	8,850	87,881
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	912	531,094
Mannkind Corp.* (Biotechnology)	39,199	222,258
MiMedx Group, Inc.* (Biotechnology)	6,004	40,647
Mineralys Therapeutics, Inc.* (Biotechnology)	11,082	402,166
Mirum Pharmaceuticals, Inc.* (Biotechnology)	6,319	499,138
Moderna, Inc.* (Biotechnology)	17,356	511,828
Monte Rosa Therapeutics, Inc.* (Biotechnology)	5,843	91,618
Myriad Genetics, Inc.* (Biotechnology)	12,928	79,507
Natera, Inc.* (Biotechnology)	2,162	495,293
Neurocrine Biosciences, Inc.* (Biotechnology)	3,238	459,246
Novavax, Inc.*(a) (Biotechnology)	28,545	191,822
Nurix Therapeutics, Inc.* (Biotechnology)	7,842	148,763
Nuvalent, Inc.*—Class A (Biotechnology)	3,980	400,348
Olema Pharmaceuticals, Inc.* (Biotechnology)	3,899	97,475
ORIC Pharmaceuticals, Inc.* (Biotechnology)	15,350	125,563
Oruka Therapeutics Inc* (Biotechnology)	3,334	101,054
Palvella Therapeutics, Inc.* (Biotechnology)	1,363	142,665
Praxis Precision Medicines, Inc.* (Biotechnology)	1,927	567,963
Precigen, Inc.* (Biotechnology)	32,419	135,511
Prime Medicine, Inc.* (Biotechnology)	16,262	56,429
Protagonist Therapeutics, Inc.* (Biotechnology)	5,515	481,680

See accompanying notes to financial statements.

8 :: ProFund VP Biotechnology :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Prothena Corp. PLC* (Biotechnology)	7,152	$68,302
PTC Therapeutics, Inc.* (Biotechnology)	6,801	516,604
RAPT Therapeutics, Inc.* (Biotechnology)	2,858	96,800
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	83,933	343,286
Regeneron Pharmaceuticals, Inc. (Biotechnology)	694	535,678
REGENXBIO, Inc.* (Biotechnology)	5,129	73,858
Relay Therapeutics, Inc.* (Biotechnology)	16,786	142,010
Replimune Group, Inc.* (Biotechnology)	12,208	118,662
REVOLUTION Medicines, Inc.* (Biotechnology)	6,471	515,415
Rezolute, Inc.* (Biotechnology)	12,076	28,499
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	4,810	514,862
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,734	159,927
Roivant Sciences, Ltd.* (Biotechnology)	24,901	540,352
Sana Biotechnology, Inc.* (Biotechnology)	23,752	96,671
Sarepta Therapeutics, Inc.* (Biotechnology)	16,916	364,032
Savara, Inc.* (Biotechnology)	7,785	46,944
Scholar Rock Holding Corp.* (Biotechnology)	11,187	492,787
Sionna Therapeutics, Inc.* (Biotechnology)	2,139	87,998
Soleno Therapeutics, Inc.* (Biotechnology)	8,282	383,457
Spyre Therapeutics, Inc.* (Biotechnology)	4,627	151,581
Stoke Therapeutics, Inc.* (Biotechnology)	7,814	248,016
Summit Therapeutics, Inc.*(a) (Biotechnology)	24,934	436,096
Syndax Pharmaceuticals, Inc.* (Biotechnology)	14,030	294,770
Tango Therapeutics, Inc.*(a) (Biotechnology)	19,632	173,940
Taysha Gene Therapies, Inc.* (Biotechnology)	29,870	164,285
TG Therapeutics, Inc.* (Biotechnology)	16,470	490,971
Travere Therapeutics, Inc.* (Biotechnology)	14,659	560,120
Twist Bioscience Corp.* (Biotechnology)	9,899	313,996
Tyra Biosciences, Inc.* (Biotechnology)	1,339	35,202
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	13,607	312,961
uniQure N.V.* (Biotechnology)	14,289	341,936
United Therapeutics Corp.* (Biotechnology)	1,039	506,253
Upstream Bio, Inc.* (Biotechnology)	3,351	90,980
Vaxcyte, Inc.* (Biotechnology)	11,589	534,716
Vera Therapeutics, Inc.* (Biotechnology)	7,436	376,559
Veracyte, Inc.* (Biotechnology)	7,482	314,992
Verastem, Inc.* (Biotechnology)	11,205	86,503
Vericel Corp.* (Biotechnology)	6,549	235,829
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,133	513,657
Viking Therapeutics, Inc.* (Biotechnology)	13,429	472,432
Vir Biotechnology, Inc.* (Biotechnology)	11,589	69,882
Viridian Therapeutics, Inc.* (Biotechnology)	8,642	268,939
Xencor, Inc.* (Biotechnology)	8,468	129,645
TOTAL COMMON STOCKS (Cost $23,072,894)		40,827,249

Rights(NM)

	Shares	Value
Eli Lilly & Company*CVR (Biotechnology)	6,633	$4,179
TOTAL RIGHTS (Cost $4,179)		4,179

Repurchase Agreements(b) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $371,075	$371,000	$371,000
TOTAL REPURCHASE AGREEMENTS (Cost $371,000)		371,000

Collateral for Securities Loaned(c) (3.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.79%(d)	1,308,485	$1,308,485
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,308,485)		1,308,485
TOTAL INVESTMENT SECURITIES (Cost $24,756,558)—103.0%		42,510,913
Net other assets (liabilities)—(3.0)%		(1,245,661)
NET ASSETS—100.0%		$41,265,252

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $1,253,725.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at December 31, 2025.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2025.

CVR  Contingent Value Rights

NM  Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Biotechnology :: 9

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	1/23/26	4.39%	$285,847	$(21,000)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Biotechnology	$40,831,428	98.9%
Other**	433,824	1.1%
Total	$41,265,252	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

10 :: ProFund VP Bull :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (75.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	371	$59,397
A.O. Smith Corp. (Building Products)	79	5,284
Abbott Laboratories (Health Care Equipment & Supplies)	1,213	151,976
AbbVie, Inc. (Biotechnology)	1,233	281,727
Accenture PLC—Class A (IT Services)	433	116,174
Adobe, Inc.* (Software)	292	102,197
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,136	243,286
Aflac, Inc. (Insurance)	329	36,279
Agilent Technologies, Inc. (Life Sciences Tools & Services)	198	26,942
Air Products & Chemicals, Inc. (Chemicals)	155	38,288
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	297	40,309
Akamai Technologies, Inc.* (IT Services)	100	8,725
Albemarle Corp. (Chemicals)	82	11,598
Alexandria Real Estate Equities, Inc. (Office REITs)	108	5,286
Align Technology, Inc.* (Health Care Equipment & Supplies)	47	7,339
Allegion PLC (Building Products)	60	9,553
Alliant Energy Corp. (Electric Utilities)	179	11,637
Allstate Corp. (Insurance)	183	38,091
Alphabet, Inc.—Class A (Interactive Media & Services)	4,058	1,270,154
Alphabet, Inc.—Class C (Interactive Media & Services)	3,244	1,017,967
Altria Group, Inc. (Tobacco)	1,171	67,520
Amazon.com, Inc.* (Broadline Retail)	6,786	1,566,344
Amcor PLC (Containers & Packaging)	1,610	13,427
Ameren Corp. (Multi-Utilities)	189	18,874
American Electric Power Co., Inc. (Electric Utilities)	373	43,011
American Express Co. (Consumer Finance)	375	138,732
American International Group, Inc. (Insurance)	376	32,167
American Tower Corp.—Class A (Specialized REITs)	327	57,410
American Water Works Co., Inc. (Water Utilities)	136	17,748
Ameriprise Financial, Inc. (Capital Markets)	65	31,872
AMETEK, Inc. (Electrical Equipment)	161	33,055
Amgen, Inc. (Biotechnology)	376	123,069
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	854	115,409
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	343	93,022
Aon PLC—Class A (Insurance)	150	52,932
APA Corp. (Oil, Gas & Consumable Fuels)	247	6,042
Apollo Global Management, Inc. (Financial Services)	324	46,902
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,307	2,802,061
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	556	142,886
AppLovin Corp.*—Class A (Software)	189	127,352
Aptiv PLC* (Automobile Components)	151	11,490
Arch Capital Group, Ltd.* (Insurance)	252	24,172

Common Stocks, continued

	Shares	Value
Archer-Daniels-Midland Co. (Food Products)	335	$19,259
Ares Management Corporation—Class A (Capital Markets)	144	23,275
Arista Networks, Inc.* (Communications Equipment)	720	94,342
Arthur J. Gallagher & Co. (Insurance)	179	46,323
Assurant, Inc. (Insurance)	35	8,430
AT&T, Inc. (Diversified Telecommunication Services)	4,945	122,834
Atmos Energy Corp. (Gas Utilities)	112	18,775
Autodesk, Inc.* (Software)	149	44,105
Automatic Data Processing, Inc. (Professional Services)	282	72,538
AutoZone, Inc.* (Specialty Retail)	12	40,698
AvalonBay Communities, Inc. (Residential REITs)	99	17,949
Avery Dennison Corp. (Containers & Packaging)	54	9,822
Axon Enterprise, Inc.* (Aerospace & Defense)	55	31,236
Baker Hughes Co. (Energy Equipment & Services)	688	31,332
Ball Corp. (Containers & Packaging)	187	9,905
Bank of America Corp. (Banks)	4,686	257,730
Baxter International, Inc. (Health Care Equipment & Supplies)	359	6,860
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	200	38,814
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,279	642,889
Best Buy Co., Inc. (Specialty Retail)	136	9,102
Biogen, Inc.* (Biotechnology)	102	17,951
Bio-Techne Corp. (Life Sciences Tools & Services)	109	6,410
BlackRock, Inc. (Capital Markets)	101	108,104
Blackstone, Inc. (Capital Markets)	515	79,382
Block, Inc.* (Financial Services)	382	24,864
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	22	117,817
Boston Properties, Inc. (Office REITs)	103	6,950
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,034	98,592
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,420	76,595
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,294	1,140,053
Broadridge Financial Solutions, Inc. (Professional Services)	81	18,077
Brown & Brown, Inc. (Insurance)	205	16,339
Brown-Forman Corp.—Class B (Beverages)	123	3,205
Builders FirstSource, Inc.* (Building Products)	77	7,923
Bunge Global SA (Food Products)	94	8,374
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	82	13,182
Cadence Design Systems, Inc.* (Software)	190	59,390
Camden Property Trust (Residential REITs)	74	8,146
Campbell Soup Co. (Food Products)	137	3,818
Capital One Financial Corp. (Consumer Finance)	443	107,365
Cardinal Health, Inc. (Health Care Providers & Services)	166	34,113

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Bull :: 11

Common Stocks, continued

	Shares	Value
Carnival Corp.* (Hotels, Restaurants & Leisure)	757	$23,119
Carrier Global Corp. (Building Products)	552	29,168
Carvana Co.* (Specialty Retail)	99	41,780
Caterpillar, Inc. (Machinery)	326	186,755
Cboe Global Markets, Inc. (Capital Markets)	73	18,323
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	204	32,801
CDW Corp. (Electronic Equipment, Instruments & Components)	91	12,394
Cencora, Inc. (Health Care Providers & Services)	135	45,596
Centene Corp.* (Health Care Providers & Services)	326	13,415
CenterPoint Energy, Inc. (Multi-Utilities)	455	17,445
CF Industries Holdings, Inc. (Chemicals)	109	8,430
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	34	6,782
Charter Communications, Inc.*—Class A (Media)	61	12,734
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,320	201,181
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	922	34,114
Chubb, Ltd. (Insurance)	255	79,591
Church & Dwight Co., Inc. (Household Products)	167	14,003
Cincinnati Financial Corp. (Insurance)	109	17,802
Cintas Corp. (Commercial Services & Supplies)	238	44,761
Cisco Systems, Inc. (Communications Equipment)	2,749	211,756
Citigroup, Inc. (Banks)	1,248	145,629
Citizens Financial Group, Inc. (Banks)	300	17,523
CME Group, Inc. (Capital Markets)	252	68,816
CMS Energy Corp. (Multi-Utilities)	212	14,825
Cognizant Technology Solutions Corp.—Class A (IT Services)	337	27,971
Coinbase Global, Inc.*—Class A (Capital Markets)	159	35,956
Colgate-Palmolive Co. (Household Products)	562	44,409
Comcast Corp.—Class A (Media)	2,535	75,770
Comfort Systems USA, Inc. (Construction & Engineering)	25	23,332
Conagra Brands, Inc. (Food Products)	334	5,782
ConocoPhillips (Oil, Gas & Consumable Fuels)	862	80,692
Consolidated Edison, Inc. (Multi-Utilities)	252	25,029
Constellation Brands, Inc.—Class A (Beverages)	98	13,520
Constellation Energy Corp. (Electric Utilities)	218	77,013
Copart, Inc.* (Commercial Services & Supplies)	621	24,312
Corning, Inc. (Electronic Equipment, Instruments & Components)	544	47,633
Corpay, Inc.* (Software)	49	14,746
Corteva, Inc. (Chemicals)	471	31,571
CoStar Group, Inc.* (Real Estate Management & Development)	296	19,903
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	309	266,463

Common Stocks, continued

	Shares	Value
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	531	$13,976
CRH plc (Construction Materials)	468	58,406
Crowdstrike Holdings, Inc.*—Class A (Software)	175	82,033
Crown Castle International Corp. (Specialized REITs)	304	27,016
CSX Corp. (Ground Transportation)	1,299	47,089
Cummins, Inc. (Machinery)	96	49,003
CVS Health Corp. (Health Care Providers & Services)	885	70,234
D.R. Horton, Inc. (Household Durables)	191	27,510
Danaher Corp. (Life Sciences Tools & Services)	438	100,267
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	81	14,906
Datadog, Inc.*—Class A (Software)	227	30,870
DaVita, Inc.* (Health Care Providers & Services)	25	2,840
Dayforce, Inc.* (Professional Services)	112	7,746
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	102	10,574
Deere & Co. (Machinery)	175	81,475
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	210	26,435
Delta Air Lines, Inc. (Passenger Airlines)	452	31,369
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	438	16,044
Dexcom, Inc.* (Health Care Equipment & Supplies)	272	18,053
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	130	19,543
Digital Realty Trust, Inc. (Specialized REITs)	225	34,810
Dollar General Corp. (Consumer Staples Distribution & Retail)	154	20,447
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	132	16,237
Dominion Energy, Inc. (Multi-Utilities)	596	34,920
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	22	9,170
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	261	59,111
Dover Corp. (Machinery)	96	18,743
Dow, Inc. (Chemicals)	496	11,596
DTE Energy Co. (Multi-Utilities)	145	18,702
Duke Energy Corp. (Electric Utilities)	542	63,528
DuPont de Nemours, Inc. (Chemicals)	292	11,738
Eaton Corp. PLC (Electrical Equipment)	271	86,316
eBay, Inc. (Broadline Retail)	315	27,437
Ecolab, Inc. (Chemicals)	178	46,729
Edison International (Electric Utilities)	268	16,085
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	405	34,526
Electronic Arts, Inc. (Entertainment)	157	32,080
Elevance Health, Inc. (Health Care Providers & Services)	155	54,335
Eli Lilly & Co. (Pharmaceuticals)	554	595,374
EMCOR Group, Inc. (Construction & Engineering)	31	18,965

See accompanying notes to financial statements.

12 :: ProFund VP Bull :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Emerson Electric Co. (Electrical Equipment)	392	$52,026
Entergy Corp. (Electric Utilities)	312	28,838
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	378	39,694
EPAM Systems, Inc.* (IT Services)	39	7,990
EQT Corp. (Oil, Gas & Consumable Fuels)	435	23,316
Equifax, Inc. (Professional Services)	85	18,443
Equinix, Inc. (Specialized REITs)	68	52,098
Equity Residential (Residential REITs)	242	15,256
Erie Indemnity Co.—Class A (Insurance)	18	5,160
Essex Property Trust, Inc. (Residential REITs)	45	11,776
Everest Group, Ltd. (Insurance)	29	9,841
Evergy, Inc. (Electric Utilities)	161	11,671
Eversource Energy (Electric Utilities)	262	17,640
Exelon Corp. (Electric Utilities)	705	30,731
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	166	18,320
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	82	23,231
Expeditors International of Washington, Inc. (Air Freight & Logistics)	93	13,858
Extra Space Storage, Inc. (Specialized REITs)	148	19,273
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,942	354,040
F5, Inc.* (Communications Equipment)	40	10,210
FactSet Research Systems, Inc. (Capital Markets)	26	7,545
Fair Isaac Corp.* (Software)	17	28,741
Fastenal Co. (Trading Companies & Distributors)	801	32,144
Federal Realty Investment Trust (Retail REITs)	55	5,544
FedEx Corp. (Air Freight & Logistics)	151	43,618
Fidelity National Information Services, Inc. (Financial Services)	361	23,992
Fifth Third Bancorp (Banks)	461	21,579
First Horizon Corp. (Banks)	1	14
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	75	19,592
FirstEnergy Corp. (Electric Utilities)	363	16,252
Fiserv, Inc.* (Financial Services)	375	25,189
Ford Motor Co. (Automobiles)	2,730	35,818
Fortinet, Inc.* (Software)	441	35,020
Fortive Corp. (Machinery)	222	12,257
Fox Corp.—Class A (Media)	145	10,595
Fox Corp.—Class B (Media)	104	6,753
Franklin Resources, Inc. (Capital Markets)	214	5,112
Freeport-McMoRan, Inc. (Metals & Mining)	1,002	50,892
Garmin, Ltd. (Household Durables)	114	23,125
Gartner, Inc.* (IT Services)	50	12,614
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	318	26,082
GE Vernova, Inc. (Electrical Equipment)	189	123,526
Gen Digital, Inc. (Software)	391	10,631
Generac Holdings, Inc.* (Electrical Equipment)	41	5,591
General Dynamics Corp. (Aerospace & Defense)	177	59,589
General Electric Co. (Industrial Conglomerates)	736	226,710

Common Stocks, continued

	Shares	Value
General Mills, Inc. (Food Products)	372	$17,298
General Motors Co. (Automobiles)	651	52,939
Genuine Parts Co. (Distributors)	97	11,927
Gilead Sciences, Inc. (Biotechnology)	865	106,170
Global Payments, Inc. (Financial Services)	165	12,771
Globe Life, Inc. (Insurance)	56	7,832
GoDaddy, Inc.*—Class A (IT Services)	94	11,664
Halliburton Co. (Energy Equipment & Services)	587	16,589
Hasbro, Inc. (Leisure Products)	93	7,626
HCA Healthcare, Inc. (Health Care Providers & Services)	111	51,821
Healthpeak Properties, Inc. (Health Care REITs)	485	7,799
Henry Schein, Inc.* (Health Care Providers & Services)	70	5,291
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	920	22,098
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	162	46,535
Hologic, Inc.* (Health Care Equipment & Supplies)	155	11,546
Honeywell International, Inc. (Industrial Conglomerates)	443	86,425
Hormel Foods Corp. (Food Products)	203	4,811
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	446	7,908
Howmet Aerospace, Inc. (Aerospace & Defense)	280	57,406
HP, Inc. (Technology Hardware, Storage & Peripherals)	652	14,527
Hubbell, Inc. (Electrical Equipment)	37	16,432
Humana, Inc. (Health Care Providers & Services)	84	21,515
Huntington Bancshares, Inc. (Banks)	1,097	19,033
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	27	9,182
IDEX Corp. (Machinery)	52	9,253
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	56	37,886
Illinois Tool Works, Inc. (Machinery)	184	45,319
Incyte Corp.* (Biotechnology)	115	11,359
Ingersoll Rand, Inc. (Machinery)	251	19,884
Insulet Corp.* (Health Care Equipment & Supplies)	49	13,928
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,128	115,423
Interactive Brokers Group, Inc.—Class A (Capital Markets)	311	20,000
Intercontinental Exchange, Inc. (Capital Markets)	398	64,460
International Business Machines Corp. (IT Services)	652	193,129
International Flavors & Fragrances, Inc. (Chemicals)	179	12,063
International Paper Co. (Containers & Packaging)	368	14,496
Intuit, Inc. (Software)	194	128,509
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	247	139,891

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Bull :: 13

Common Stocks, continued

	Shares	Value
Invesco, Ltd. (Capital Markets)	310	$8,144
Invitation Homes, Inc. (Residential REITs)	393	10,921
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	119	26,824
Iron Mountain, Inc. (Specialized REITs)	206	17,088
J.B. Hunt Transport Services, Inc. (Ground Transportation)	52	10,106
Jabil, Inc. (Electronic Equipment, Instruments & Components)	75	17,102
Jack Henry & Associates, Inc. (Financial Services)	50	9,124
Jacobs Solutions, Inc. (Professional Services)	83	10,994
Johnson & Johnson (Pharmaceuticals)	1,681	347,883
Johnson Controls International PLC (Building Products)	426	51,013
JPMorgan Chase & Co. (Banks)	1,899	611,897
Kenvue, Inc.* (Personal Care Products)	1,336	23,046
Keurig Dr Pepper, Inc. (Beverages)	948	26,553
KeyCorp (Banks)	648	13,375
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	120	24,383
Kimberly-Clark Corp. (Household Products)	231	23,306
Kimco Realty Corp. (Retail REITs)	472	9,567
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,366	37,551
KKR & Co., Inc. (Capital Markets)	479	61,063
KLA Corp. (Semiconductors & Semiconductor Equipment)	92	111,787
L3Harris Technologies, Inc. (Aerospace & Defense)	130	38,164
Labcorp Holdings, Inc. (Health Care Providers & Services)	58	14,551
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	876	149,953
Lamb Weston Holdings, Inc. (Food Products)	97	4,063
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	212	13,799
Leidos Holdings, Inc. (Professional Services)	89	16,056
Lennar Corp.—Class A (Household Durables)	150	15,420
Lennox International, Inc. (Building Products)	22	10,683
Linde PLC (Chemicals)	326	139,004
Live Nation Entertainment, Inc.* (Entertainment)	110	15,675
Lockheed Martin Corp.—Class B (Aerospace & Defense)	142	68,681
Loews Corp. (Insurance)	118	12,427
Lowe's Cos., Inc. (Specialty Retail)	391	94,294
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	75	15,586
LyondellBasell Industries N.V.—Class A (Chemicals)	180	7,794
M&T Bank Corp. (Banks)	107	21,558
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	210	34,152
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	156	48,349
Marsh & McLennan Cos., Inc. (Insurance)	342	63,448

Common Stocks, continued

	Shares	Value
Martin Marietta Materials, Inc. (Construction Materials)	42	$26,152
Masco Corp. (Building Products)	145	9,202
MasterCard, Inc.—Class A (Financial Services)	572	326,543
Match Group, Inc. (Interactive Media & Services)	165	5,328
McCormick & Co., Inc. (Food Products)	177	12,055
McDonald's Corp. (Hotels, Restaurants & Leisure)	497	151,898
McKesson Corp. (Health Care Providers & Services)	86	70,545
Medtronic PLC (Health Care Equipment & Supplies)	895	85,974
Merck & Co., Inc. (Pharmaceuticals)	1,731	182,205
Meta Platforms, Inc.—Class A (Interactive Media & Services)	1,519	1,002,677
MetLife, Inc. (Insurance)	386	30,471
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	14	19,519
MGM Resorts International (Hotels, Restaurants & Leisure)	143	5,218
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	377	24,022
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	783	223,476
Microsoft Corp. (Software)	5,184	2,507,085
Mid-America Apartment Communities, Inc. (Residential REITs)	82	11,391
Moderna, Inc.* (Biotechnology)	243	7,166
Molina Healthcare, Inc.* (Health Care Providers & Services)	36	6,247
Molson Coors Beverage Co.—Class B (Beverages)	118	5,508
Mondelez International, Inc.—Class A (Food Products)	900	48,447
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	33	29,910
Monster Beverage Corp.* (Beverages)	497	38,105
Moody's Corp. (Capital Markets)	107	54,661
Morgan Stanley (Capital Markets)	843	149,658
Motorola Solutions, Inc. (Communications Equipment)	116	44,465
MSCI, Inc. (Capital Markets)	52	29,834
Nasdaq, Inc. (Capital Markets)	315	30,596
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	139	14,886
Netflix, Inc.* (Entertainment)	2,956	277,154
Newmont Corp. (Metals & Mining)	761	75,985
News Corp.—Class A (Media)	261	6,817
News Corp.—Class B (Media)	86	2,548
NextEra Energy, Inc. (Electric Utilities)	1,453	116,646
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	830	52,880
NiSource, Inc. (Multi-Utilities)	333	13,906
Nordson Corp. (Machinery)	37	8,896
Norfolk Southern Corp. (Ground Transportation)	157	45,329

See accompanying notes to financial statements.

14 :: ProFund VP Bull :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Northern Trust Corp. (Capital Markets)	132	$18,030
Northrop Grumman Corp. (Aerospace & Defense)	94	53,600
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	318	7,098
NRG Energy, Inc. (Electric Utilities)	134	21,338
Nucor Corp. (Metals & Mining)	160	26,098
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	16,950	3,161,175
NVR, Inc.* (Household Durables)	2	14,586
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	176	38,203
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	502	20,642
Old Dominion Freight Line, Inc. (Ground Transportation)	128	20,070
Omnicom Group, Inc. (Media)	222	17,927
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	281	15,216
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	439	32,267
Oracle Corp. (Software)	1,173	228,629
O'Reilly Automotive, Inc.* (Specialty Retail)	589	53,723
Otis Worldwide Corp. (Machinery)	272	23,759
PACCAR, Inc. (Machinery)	366	40,081
Packaging Corp. of America (Containers & Packaging)	62	12,786
Palantir Technologies, Inc.*—Class A (Software)	1,593	283,155
Palo Alto Networks, Inc.* (Software)	477	87,863
Paramount Skydance Corp.*—Class B (Media)	217	2,908
Parker-Hannifin Corp. (Machinery)	88	77,348
Paychex, Inc. (Professional Services)	226	25,353
Paycom Software, Inc. (Professional Services)	34	5,418
PayPal Holdings, Inc.* (Financial Services)	653	38,122
Pentair PLC (Machinery)	114	11,872
PepsiCo, Inc. (Beverages)	954	136,918
Pfizer, Inc. (Pharmaceuticals)	3,966	98,753
PG&E Corp. (Electric Utilities)	1,533	24,635
Philip Morris International, Inc. (Tobacco)	1,086	174,194
Phillips 66 (Oil, Gas & Consumable Fuels)	281	36,260
Pinnacle West Capital Corp. (Electric Utilities)	83	7,362
PNC Financial Services Group, Inc. (Banks)	274	57,192
Pool Corp. (Distributors)	23	5,261
PPG Industries, Inc. (Chemicals)	157	16,086
PPL Corp. (Electric Utilities)	516	18,070
Principal Financial Group, Inc. (Insurance)	139	12,261
Prologis, Inc. (Industrial REITs)	648	82,724
Prudential Financial, Inc. (Insurance)	244	27,543
PTC, Inc.* (Software)	84	14,634
Public Service Enterprise Group, Inc. (Multi-Utilities)	348	27,944
Public Storage (Specialized REITs)	110	28,545
PulteGroup, Inc. (Household Durables)	136	15,947
Qnity Electronics, Inc.* (Semiconductors & Semiconductor Equipment)	146	11,921
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	747	127,774

Common Stocks, continued

	Shares	Value
Quanta Services, Inc. (Construction & Engineering)	104	$43,895
Quest Diagnostics, Inc. (Health Care Providers & Services)	78	13,535
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	27	9,547
Raymond James Financial, Inc. (Capital Markets)	123	19,753
Raytheon Technologies Corp. (Aerospace & Defense)	935	171,478
Realty Income Corp. (Retail REITs)	642	36,190
Regency Centers Corp. (Retail REITs)	115	7,938
Regeneron Pharmaceuticals, Inc. (Biotechnology)	70	54,031
Regions Financial Corp. (Banks)	612	16,585
Republic Services, Inc. (Commercial Services & Supplies)	140	29,670
ResMed, Inc. (Health Care Equipment & Supplies)	102	24,569
Revvity, Inc. (Life Sciences Tools & Services)	79	7,643
Robinhood Markets, Inc.*—Class A (Capital Markets)	548	61,979
Rockwell Automation, Inc. (Electrical Equipment)	78	30,347
Rollins, Inc. (Commercial Services & Supplies)	205	12,304
Roper Technologies, Inc. (Software)	75	33,385
Ross Stores, Inc. (Specialty Retail)	227	40,892
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	177	49,369
S&P Global, Inc. (Capital Markets)	216	112,879
Salesforce, Inc. (Software)	664	175,900
Sandisk Corp.* (Semiconductors)	97	23,026
SBA Communications Corp.—Class A (Specialized REITs)	74	14,314
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	152	41,859
Sempra (Multi-Utilities)	455	40,172
ServiceNow, Inc.* (Software)	724	110,910
Simon Property Group, Inc. (Retail REITs)	228	42,206
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	104	6,595
SLB, Ltd. (Energy Equipment & Services)	1,042	39,991
Smurfit WestRock PLC (Containers & Packaging)	364	14,076
Snap-on, Inc. (Machinery)	36	12,406
Solventum Corp.* (Health Care Equipment & Supplies)	103	8,162
Southwest Airlines Co. (Passenger Airlines)	361	14,920
Stanley Black & Decker, Inc. (Machinery)	108	8,022
Starbucks Corp. (Hotels, Restaurants & Leisure)	793	66,779
State Street Corp. (Capital Markets)	195	25,157
Steel Dynamics, Inc. (Metals & Mining)	96	16,267
STERIS PLC (Health Care Equipment & Supplies)	68	17,239
Stryker Corp. (Health Care Equipment & Supplies)	240	84,353

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Bull :: 15

Common Stocks, continued

	Shares	Value
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	350	$10,245
Synchrony Financial (Consumer Finance)	251	20,941
Synopsys, Inc.* (Software)	130	61,064
Sysco Corp. (Consumer Staples Distribution & Retail)	334	24,612
T. Rowe Price Group, Inc. (Capital Markets)	152	15,562
Take-Two Interactive Software, Inc.* (Entertainment)	121	30,980
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	143	18,271
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	150	27,675
Target Corp. (Consumer Staples Distribution & Retail)	317	30,987
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	205	46,640
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	33	16,854
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	109	21,098
Tesla, Inc.* (Automobiles)	1,960	881,451
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	634	109,993
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	39	11,202
Textron, Inc. (Aerospace & Defense)	123	10,722
The AES Corp. (Independent Power/Renewable Electricity Producers)	497	7,127
The Bank of New York Mellon Corp. (Capital Markets)	486	56,420
The Boeing Co.* (Aerospace & Defense)	546	118,548
The Charles Schwab Corp. (Capital Markets)	1,165	116,395
The Cigna Group (Health Care Providers & Services)	186	51,193
The Clorox Co. (Household Products)	85	8,571
The Coca-Cola Co. (Beverages)	2,700	188,758
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	139	11,392
The Estee Lauder Cos., Inc. (Personal Care Products)	171	17,907
The Goldman Sachs Group, Inc. (Capital Markets)	209	183,711
The Hartford Financial Services Group, Inc. (Insurance)	194	26,733
The Hershey Co. (Food Products)	103	18,744
The Home Depot, Inc. (Specialty Retail)	694	238,805
The J.M. Smucker Co. (Food Products)	74	7,238
The Kraft Heinz Co. (Food Products)	594	14,405
The Kroger Co. (Consumer Staples Distribution & Retail)	425	26,554
The Mosaic Co. (Chemicals)	221	5,324
The Procter & Gamble Co. (Household Products)	1,630	233,595
The Progressive Corp. (Insurance)	409	93,137
The Sherwin-Williams Co. (Chemicals)	161	52,169
The Southern Co. (Electric Utilities)	768	66,970
The TJX Cos., Inc. (Specialty Retail)	776	119,201
The Trade Desk, Inc.*—Class A (Media)	307	11,654
The Travelers Cos., Inc. (Insurance)	156	45,249

Common Stocks, continued

	Shares	Value
The Walt Disney Co. (Entertainment)	1,245	$141,644
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	852	51,214
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	262	151,816
TKO Group Holdings, Inc. (Entertainment)	46	9,614
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	335	68,018
Tractor Supply Co. (Specialty Retail)	369	18,454
Trane Technologies PLC (Building Products)	155	60,325
TransDigm Group, Inc.* (Aerospace & Defense)	39	51,864
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	166	13,006
Truist Financial Corp. (Banks)	892	43,895
Tyler Technologies, Inc.* (Software)	30	13,619
Tyson Foods, Inc.—Class A (Food Products)	197	11,548
U.S. Bancorp (Banks)	1,084	57,842
Uber Technologies, Inc.* (Ground Transportation)	1,449	118,398
UDR, Inc. (Residential REITs)	210	7,703
Ulta Beauty, Inc.* (Specialty Retail)	31	18,755
Union Pacific Corp. (Ground Transportation)	414	95,766
United Airlines Holdings, Inc.* (Passenger Airlines)	226	25,271
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	515	51,083
United Rentals, Inc. (Trading Companies & Distributors)	44	35,610
UnitedHealth Group, Inc. (Health Care Providers & Services)	632	208,630
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	39	8,503
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	213	34,674
Ventas, Inc. (Health Care REITs)	328	25,381
Veralto Corp.* (Commercial Services & Supplies)	173	17,262
VeriSign, Inc. (IT Services)	58	14,091
Verisk Analytics, Inc. (Professional Services)	97	21,698
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,941	119,787
Vertex Pharmaceuticals, Inc.* (Biotechnology)	177	80,245
Viatris, Inc. (Pharmaceuticals)	803	9,997
VICI Properties, Inc. (Specialized REITs)	746	20,978
Visa, Inc.—Class A (Financial Services)	1,177	412,786
Vistra Corp. (Independent Power/Renewable Electricity Producers)	222	35,815
Vulcan Materials Co. (Construction Materials)	92	26,240
W.R. Berkley Corp. (Insurance)	209	14,655
W.W. Grainger, Inc. (Trading Companies & Distributors)	31	31,281
Wabtec Corp. (Machinery)	119	25,401
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,059	340,803
Warner Bros. Discovery, Inc.* (Entertainment)	1,728	49,801
Waste Management, Inc. (Commercial Services & Supplies)	259	56,905

See accompanying notes to financial statements.

16 :: ProFund VP Bull :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Waters Corp.* (Life Sciences Tools & Services)	42	$15,953
WEC Energy Group, Inc. (Multi-Utilities)	227	23,939
Wells Fargo & Co. (Banks)	2,190	204,108
Welltower, Inc. (Health Care REITs)	479	88,906
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	50	13,757
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	238	41,000
Weyerhaeuser Co. (Specialized REITs)	503	11,916
Williams-Sonoma, Inc. (Specialty Retail)	85	15,180
Willis Towers Watson PLC (Insurance)	67	22,016
Workday, Inc.*—Class A (Software)	151	32,432
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	59	7,099
Xcel Energy, Inc. (Electric Utilities)	413	30,504
Xylem, Inc. (Machinery)	170	23,151
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	194	29,348
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	35	8,499
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	138	12,409
Zoetis, Inc. (Pharmaceuticals)	307	38,627
TOTAL COMMON STOCKS (Cost $5,530,100)		40,760,081

Repurchase Agreements(a)(b) (13.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $7,343,483	$7,342,000	$7,342,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,342,000)		7,342,000
TOTAL INVESTMENT SECURITIES (Cost $12,872,100)—88.8%		48,102,081
Net other assets (liabilities)—11.2%		6,058,217
NET ASSETS—100.0%		$54,160,298

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $552,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	9	3/23/26	$3,101,625	$(25,895)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	1/27/26	4.39%	$8,639,021	$(23,795)
S&P 500	UBS AG	1/27/26	4.44%	1,677,148	(15,041)
				$10,316,169	$(38,836)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Bull :: 17

ProFund VP Bull invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$670,470	1.3%
Air Freight & Logistics	121,741	0.2%
Automobile Components	11,490	NM
Automobiles	970,208	1.8%
Banks	1,487,960	2.7%
Beverages	412,567	0.8%
Biotechnology	681,718	1.3%
Broadline Retail	1,593,781	2.9%
Building Products	183,151	0.3%
Capital Markets	1,406,687	2.6%
Chemicals	392,390	0.8%
Commercial Services & Supplies	185,214	0.3%
Communications Equipment	360,773	0.7%
Construction & Engineering	86,192	0.2%
Construction Materials	110,798	0.2%
Consumer Finance	267,038	0.5%
Consumer Staples Distribution & Retail	726,103	1.3%
Containers & Packaging	74,512	0.1%
Distributors	17,188	NM
Diversified Telecommunication Services	242,621	0.4%
Electric Utilities	601,931	1.2%
Electrical Equipment	347,293	0.6%
Electronic Equipment, Instruments & Components	301,920	0.6%
Energy Equipment & Services	87,912	0.2%
Entertainment	556,948	1.0%
Financial Services	1,563,182	3.0%
Food Products	175,842	0.3%
Gas Utilities	18,775	NM
Ground Transportation	336,758	0.6%
Health Care Equipment & Supplies	829,591	1.5%
Health Care Providers & Services	672,364	1.2%
Health Care REITs	122,086	0.2%
Hotel & Resort REITs	7,908	NM
Hotels, Restaurants & Leisure	747,269	1.4%
Household Durables	96,588	0.2%
Household Products	323,884	0.6%
Independent Power/Renewable Electricity Producers	42,942	0.1%
Industrial Conglomerates	372,532	0.7%
Industrial REITs	82,724	0.2%
	Value	% of Net Assets
Insurance	$722,899	1.3%
Interactive Media & Services	3,296,126	6.2%
IT Services	392,358	0.7%
Leisure Products	7,626	NM
Life Sciences Tools & Services	375,913	0.7%
Machinery	653,625	1.2%
Media	147,706	0.3%
Metals & Mining	169,242	0.3%
Multi-Utilities	235,756	0.4%
Office REITs	12,236	NM
Oil, Gas & Consumable Fuels	1,058,485	1.9%
Passenger Airlines	71,560	0.1%
Personal Care Products	40,953	0.1%
Pharmaceuticals	1,349,434	2.5%
Professional Services	196,323	0.4%
Real Estate Management & Development	52,704	0.1%
Residential REITs	83,142	0.2%
Retail REITs	101,445	0.2%
Semiconductors	23,026	NM
Semiconductors & Semiconductor Equipment	5,785,385	10.6%
Software	4,212,270	7.8%
Specialized REITs	283,448	0.5%
Specialty Retail	690,884	1.3%
Technology Hardware, Storage & Peripherals	2,973,111	5.5%
Textiles, Apparel & Luxury Goods	106,858	0.2%
Tobacco	241,714	0.4%
Trading Companies & Distributors	99,035	0.2%
Water Utilities	17,748	NM
Wireless Telecommunication Services	68,018	0.1%
Other**	13,400,217	24.8%
Total	$54,160,298	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

18 :: ProFund VP Communication Services :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (96.6%)

	Shares	Value
Alphabet, Inc.—Class A (Interactive Media & Services)	4,686	$1,466,718
Alphabet, Inc.—Class C (Interactive Media & Services)	3,745	1,175,181
AT&T, Inc. (Diversified Telecommunication Services)	25,132	624,279
Charter Communications, Inc.*—Class A (Media)	1,560	325,650
Comcast Corp.—Class A (Media)	22,225	664,305
Electronic Arts, Inc. (Entertainment)	3,012	615,442
Fox Corp.—Class A (Media)	3,692	269,774
Fox Corp.—Class B (Media)	2,630	170,766
Live Nation Entertainment, Inc.* (Entertainment)	2,798	398,715
Match Group, Inc. (Interactive Media & Services)	4,183	135,069
Meta Platforms, Inc.—Class A (Interactive Media & Services)	4,127	2,724,191
Netflix, Inc.* (Entertainment)	8,029	752,798
News Corp.—Class A (Media)	6,636	173,332
News Corp.—Class B (Media)	2,187	64,801
Omnicom Group, Inc. (Media)	5,652	456,399
Paramount Skydance Corp.*—Class B (Media)	5,507	73,794
Take-Two Interactive Software, Inc.* (Entertainment)	2,492	638,027
The Trade Desk, Inc.*—Class A (Media)	7,803	296,202
The Walt Disney Co. (Entertainment)	5,632	640,753
TKO Group Holdings, Inc. (Entertainment)	1,175	245,575
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	3,138	637,140

Common Stocks, continued

	Shares	Value
Verizon Communications, Inc. (Diversified Telecommunication Services)	15,355	$625,409
Warner Bros. Discovery, Inc.* (Entertainment)	20,758	598,246
TOTAL COMMON STOCKS (Cost $8,382,341)		13,772,566

Repurchase Agreements(a) (2.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $377,076	$377,000	$377,000
TOTAL REPURCHASE AGREEMENTS (Cost $377,000)		377,000
TOTAL INVESTMENT SECURITIES (Cost $8,759,341)—99.2%		14,149,566
Net other assets (liabilities)—0.8%		109,359
NET ASSETS—100.0%		$14,258,925

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	1/23/26	4.39%	$461,895	$(966)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Communication Services invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,249,688	8.8%
Entertainment	3,889,556	27.3%
Interactive Media & Services	5,501,159	38.5%
Media	2,495,023	17.5%
Wireless Telecommunication Services	637,140	4.5%
Other**	486,359	3.4%
Total	$14,258,925	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Consumer Discretionary :: 19

Common Stocks (99.2%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,898	$257,597
Amazon.com, Inc.* (Broadline Retail)	19,323	4,460,135
Aptiv PLC* (Automobile Components)	965	73,427
AutoZone, Inc.* (Specialty Retail)	74	250,971
Best Buy Co., Inc. (Specialty Retail)	872	58,363
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	144	771,168
Carnival Corp.* (Hotels, Restaurants & Leisure)	4,847	148,027
Carvana Co.* (Specialty Retail)	631	266,295
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	5,902	218,374
D.R. Horton, Inc. (Household Durables)	1,222	176,005
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	519	95,506
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	651	67,489
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	139	57,938
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,669	377,995
eBay, Inc. (Broadline Retail)	2,018	175,768
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	522	147,888
Ford Motor Co. (Automobiles)	17,470	229,206
Garmin, Ltd. (Household Durables)	730	148,081
General Motors Co. (Automobiles)	4,164	338,616
Genuine Parts Co. (Distributors)	621	76,358
Hasbro, Inc. (Leisure Products)	595	48,790
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,038	298,166
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	1,358	88,392
Lennar Corp.—Class A (Household Durables)	963	98,996
Lowe's Cos., Inc. (Specialty Retail)	2,503	603,623
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	482	100,164
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	995	308,648
McDonald's Corp. (Hotels, Restaurants & Leisure)	2,822	862,487
MGM Resorts International (Hotels, Restaurants & Leisure)	916	33,425
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	5,309	338,236
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,032	45,354
NVR, Inc.* (Household Durables)	13	94,806

Common Stocks, continued

	Shares	Value
O'Reilly Automotive, Inc.* (Specialty Retail)	3,768	$343,679
Pool Corp. (Distributors)	146	33,398
PulteGroup, Inc. (Household Durables)	870	102,016
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	173	61,175
Ross Stores, Inc. (Specialty Retail)	1,452	261,563
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,132	315,737
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,075	427,366
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	914	116,782
Tesla, Inc.* (Automobiles)	8,971	4,034,439
The Home Depot, Inc. (Specialty Retail)	3,178	1,093,550
The TJX Cos., Inc. (Specialty Retail)	4,968	763,134
Tractor Supply Co. (Specialty Retail)	2,359	117,974
Ulta Beauty, Inc.* (Specialty Retail)	200	121,002
Williams-Sonoma, Inc. (Specialty Retail)	544	97,153
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	377	45,364
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,239	187,436
TOTAL COMMON STOCKS (Cost $7,481,932)		19,438,062

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $145,029	$145,000	$145,000
TOTAL REPURCHASE AGREEMENTS (Cost $145,000)		145,000
TOTAL INVESTMENT SECURITIES (Cost $7,626,932)—99.9%		19,583,062
Net other assets (liabilities)—0.1%		18,373
NET ASSETS—100.0%		$19,601,435

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

20 :: ProFund VP Consumer Discretionary :: Schedule of Portfolio Investments :: December 31, 2025

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	1/23/26	4.39%	$289,698	$(6,462)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Discretionary invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Automobile Components	$73,427	0.4%
Automobiles	4,602,261	23.5%
Broadline Retail	4,635,903	23.7%
Distributors	109,756	0.6%
Hotels, Restaurants & Leisure	4,686,868	23.8%
Household Durables	619,904	3.2%
Leisure Products	48,790	0.2%
Specialty Retail	3,977,307	20.3%
Textiles, Apparel & Luxury Goods	683,846	3.5%
Other**	163,373	0.8%
Total	$19,601,435	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Consumer Staples :: 21

Common Stocks (97.5%)

	Shares	Value
Altria Group, Inc. (Tobacco)	7,039	$405,869
Archer-Daniels-Midland Co. (Food Products)	3,042	174,884
Brown-Forman Corp.—Class B (Beverages)	1,115	29,057
Bunge Global SA (Food Products)	857	76,342
Campbell Soup Co. (Food Products)	1,244	34,670
Church & Dwight Co., Inc. (Household Products)	1,520	127,452
Colgate-Palmolive Co. (Household Products)	5,102	403,160
Conagra Brands, Inc. (Food Products)	3,028	52,415
Constellation Brands, Inc.—Class A (Beverages)	892	123,060
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	954	822,672
Dollar General Corp. (Consumer Staples Distribution & Retail)	1,393	184,949
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,201	147,735
General Mills, Inc. (Food Products)	3,376	156,984
Hormel Foods Corp. (Food Products)	1,845	43,727
Kenvue, Inc.* (Personal Care Products)	12,127	209,191
Keurig Dr Pepper, Inc. (Beverages)	8,600	240,886
Kimberly-Clark Corp. (Household Products)	2,101	211,970
Lamb Weston Holdings, Inc. (Food Products)	882	36,947
McCormick & Co., Inc. (Food Products)	1,603	109,180
Molson Coors Beverage Co.—Class B (Beverages)	1,072	50,041
Mondelez International, Inc.—Class A (Food Products)	7,667	412,714
Monster Beverage Corp.* (Beverages)	4,515	346,165
PepsiCo, Inc. (Beverages)	2,942	422,236
Philip Morris International, Inc. (Tobacco)	3,350	537,340
Sysco Corp. (Consumer Staples Distribution & Retail)	3,031	223,354
Target Corp. (Consumer Staples Distribution & Retail)	2,877	281,227
The Clorox Co. (Household Products)	772	77,841
The Coca-Cola Co. (Beverages)	8,331	582,420
The Estee Lauder Cos., Inc. (Personal Care Products)	1,556	162,944
The Hershey Co. (Food Products)	938	170,697

Common Stocks, continued

	Shares	Value
The J.M. Smucker Co. (Food Products)	675	$66,022
The Kraft Heinz Co. (Food Products)	5,395	130,829
The Kroger Co. (Consumer Staples Distribution & Retail)	3,859	241,110
The Procter & Gamble Co. (Household Products)	5,028	720,562
Tyson Foods, Inc.—Class A (Food Products)	1,792	105,047
Walmart, Inc. (Consumer Staples Distribution & Retail)	9,436	1,051,266
TOTAL COMMON STOCKS (Cost $4,503,184)		9,172,965

Repurchase Agreements(a) (2.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $188,038	$188,000	$188,000
TOTAL REPURCHASE AGREEMENTS (Cost $188,000)		188,000
TOTAL INVESTMENT SECURITIES (Cost $4,691,184)—99.5%		9,360,965
Net other assets (liabilities)—0.5%		46,761
NET ASSETS—100.0%		$9,407,726

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	1/23/26	4.39%	$236,025	$(273)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

22 :: ProFund VP Consumer Staples :: Schedule of Portfolio Investments :: December 31, 2025

ProFund VP Consumer Staples invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Beverages	$1,793,865	19.1%
Consumer Staples Distribution & Retail	2,952,313	31.3%
Food Products	1,570,458	16.7%
Household Products	1,540,985	16.4%
Personal Care Products	372,135	4.0%
Tobacco	943,209	10.0%
Other**	234,761	2.5%
Total	$9,407,726	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Dow 30 :: 23

Repurchase Agreements(a)(b) (100.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $360,073	$360,000	$360,000
TOTAL REPURCHASE AGREEMENTS (Cost $360,000)		360,000
TOTAL INVESTMENT SECURITIES (Cost $360,000)—100.8%		360,000
Net other assets (liabilities)—(0.8)%		(2,800)
NET ASSETS—100.0%		$357,200

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $51,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	1/27/26	4.39%	$279,499	$(2,388)
Dow Jones Industrial Average	UBS AG	1/27/26	4.44%	77,694	(664)
				$357,193	$(3,052)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

24 :: ProFund VP Emerging Markets :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (92.8%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	39,999	$5,863,054
Ambev S.A.*ADR (Beverages)	77,906	192,428
America Movil S.A.B. de C.V.*ADR (Wireless Telecommunication Services)	16,560	342,295
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	32,078	516,456
Axia Energia*ADR (Electric Utilities)	16,711	153,073
Baidu, Inc.*ADR (Interactive Media & Services)	5,093	665,451
Banco Bradesco S.A.ADR (Banks)	96,807	322,367
Banco de ChileADR (Banks)	4,253	161,614
BeOne Medicines Ltd.*ADR (Biotechnology)	1,325	402,548
Bilibili, Inc.*ADR(a) (Entertainment)	5,303	130,401
Cemex S.A.B. de C.V.*ADR (Construction Materials)	27,711	318,399
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	7,007	292,262
Cia de Saneamento Basico do Estado de Sao Paulo*ADR (Water Utilities)	8,633	205,887
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	11,153	156,588
Embraer S.A.ADR (Aerospace & Defense)	3,185	205,018
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,110	314,328
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	15,132	162,366
Gold Fields, Ltd.ADR (Metals & Mining)	16,385	715,369
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	741	195,350
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	9,994	198,881
HDFC Bank, Ltd.ADR (Banks)	63,529	2,321,349
ICICI Bank, Ltd.ADR (Banks)	48,396	1,442,201
Infosys, Ltd.ADR(a) (IT Services)	64,645	1,151,974
Itau Unibanco Holding S.A.ADR (Banks)	100,509	719,648
JD.com, Inc.ADR (Broadline Retail)	26,535	761,555
Kanzhun, Ltd.*ADR (Interactive Media & Services)	6,823	139,053
KB Financial Group, Inc.*ADR (Banks)	6,494	558,743
KE Holdings, Inc.ADR (Real Estate Management & Development)	11,916	187,796
Korea Electric Power Corp.*ADR (Electric Utilities)	9,402	155,133
Li Auto, Inc.*ADR(a) (Automobiles)	10,947	185,333
NetEase, Inc.ADR (Entertainment)	6,260	861,501
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	2,511	138,180
NIO, Inc.*ADR (Automobiles)	33,650	171,615
PDD Holdings, Inc.*ADR (Broadline Retail)	13,433	1,523,168
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	34,060	403,611
POSCO Holdings, Inc.*ADR (Metals & Mining)	5,512	293,294
Shinhan Financial Group Co., Ltd.*ADR (Banks)	8,443	452,798
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	12,954	184,594
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	2,615	179,912

Common Stocks, continued

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	22,191	$6,743,623
Telekomunikasi Indonesia Persero Tbk.*ADR (Diversified Telecommunication Services)	8,342	175,599
Tencent Music Entertainment Group*ADR (Entertainment)	9,050	158,647
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	11,128	800,214
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	43,214	339,662
Vale S.A.ADR (Metals & Mining)	65,644	855,341
Wipro, Ltd.*ADR(a) (IT Services)	55,658	158,069
Woori Financial Group, Inc.ADR (Banks)	4,121	242,274
XPeng, Inc.*ADR(a) (Automobiles)	13,431	272,380
ZTO Express Cayman, Inc.*ADR (Air Freight & Logistics)	7,668	160,185
TOTAL COMMON STOCKS (Cost $16,980,619)		33,251,587

Preferred Stocks (1.3%)

Axia Energia—Class C*ADR (Electric Utilities)	5,002	43,120
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	40,381	455,094
TOTAL PREFERRED STOCKS (Cost $223,900)		498,214

Repurchase Agreements(b)(c) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $281,057	$281,000	$281,000
TOTAL REPURCHASE AGREEMENTS (Cost $281,000)		281,000

Collateral for Securities Loaned(d) (6.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.79%(e)	2,222,421	$2,222,421
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,222,421)		2,222,421
TOTAL INVESTMENT SECURITIES (Cost $19,707,940)—101.1%		36,253,222
Net other assets (liabilities)—(1.1)%		(411,453)
NET ASSETS—100.0%		$35,841,769

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $2,125,781.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $281,000.

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Emerging Markets :: 25

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at December 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2025.

ADR  American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	1/27/26	4.39%	$1,142,732	$(2,295)
S&P Emerging 50 ADR Index (USD)	UBS AG	1/27/26	4.44%	934,784	(1,796)
				$2,077,516	$(4,091)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$205,018	0.6%
Air Freight & Logistics	160,185	0.4%
Automobiles	629,328	1.8%
Banks	6,220,994	17.4%
Beverages	506,756	1.4%
Biotechnology	402,548	1.1%
Broadline Retail	8,147,777	22.7%
Chemicals	179,912	0.5%
Construction Materials	318,399	0.9%
Diversified Consumer Services	138,180	0.4%
Diversified Telecommunication Services	467,861	1.3%
Electric Utilities	351,326	0.9%
Entertainment	1,150,549	3.2%
Ground Transportation	162,366	0.5%
Hotels, Restaurants & Leisure	800,214	2.2%
Interactive Media & Services	804,504	2.2%
IT Services	1,310,043	3.7%
Metals & Mining	2,247,479	6.3%
Oil, Gas & Consumable Fuels	858,705	2.4%
Pharmaceuticals	156,588	0.4%
Real Estate Management & Development	187,796	0.5%
Semiconductors & Semiconductor Equipment	7,599,741	21.2%
Transportation Infrastructure	195,350	0.5%
Water Utilities	205,887	0.6%
Wireless Telecommunication Services	342,295	1.0%
Other**	2,091,968	5.9%
Total	$35,841,769	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2025:

	Value	% of Net Assets
Brazil	$3,555,587	9.9%
Chile	341,526	1.0%
China	12,583,447	35.0%
India	5,230,181	14.6%
Indonesia	175,599	0.5%
Mexico	1,170,372	3.3%
South Africa	1,098,844	3.1%
South Korea	1,702,242	4.7%
Taiwan	7,892,003	22.0%
Other**	2,091,968	5.9%
Total	$35,841,769	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

26 :: ProFund VP Energy :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (97.6%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	7,618	$186,336
Baker Hughes Co. (Energy Equipment & Services)	21,195	965,220
Chevron Corp. (Oil, Gas & Consumable Fuels)	34,802	5,304,173
ConocoPhillips (Oil, Gas & Consumable Fuels)	22,722	2,127,006
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	16,354	430,437
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	13,474	493,553
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	4,002	601,621
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,655	1,223,892
EQT Corp. (Oil, Gas & Consumable Fuels)	13,404	718,454
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	5,116	564,602
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	59,357	7,143,020
Halliburton Co. (Energy Equipment & Services)	18,077	510,856
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	42,052	1,156,009
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,457	1,050,102
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,448	635,222
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	13,515	993,353
Phillips 66 (Oil, Gas & Consumable Fuels)	8,654	1,116,712
SLB, Ltd. (Energy Equipment & Services)	32,088	1,231,538
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,611	850,730

Common Stocks, continued

	Shares	Value
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	1,244	$357,302
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	22,947	1,379,344
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6,551	1,066,437
TOTAL COMMON STOCKS (Cost $8,115,700)		30,105,919

Repurchase Agreements(a) (1.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $383,077	$383,000	$383,000
TOTAL REPURCHASE AGREEMENTS (Cost $383,000)		383,000
TOTAL INVESTMENT SECURITIES (Cost $8,498,700)—98.8%		30,488,919
Net other assets (liabilities)—1.2%		364,809
NET ASSETS—100.0%		$30,853,728

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	1/23/26	4.39%	$759,365	$1,630

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Energy invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Energy Equipment & Services	$2,707,614	8.8%
Oil, Gas & Consumable Fuels	27,398,305	88.8%
Other**	747,809	2.4%
Total	$30,853,728	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Europe 30 :: 27

Common Stocks (101.0%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR (Beverages)	10,311	$660,316
ArcelorMittal SAADR (Metals & Mining)	9,465	431,320
Argenx SE*ADR (Biotechnology)	507	426,362
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	5,747	628,205
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	845	904,031
AstraZeneca PLCADR (Pharmaceuticals)	6,254	574,930
Barclays PLCADR (Banks)	22,142	563,514
BioNTech SE*ADR (Biotechnology)	4,226	402,315
BP PLCADR (Oil, Gas & Consumable Fuels)	16,396	569,433
British American Tobacco PLCADR (Tobacco)	11,494	650,790
Diageo PLCADR (Beverages)	5,409	466,634
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	20,959	495,261
GSK PLCADR (Pharmaceuticals)	12,001	588,529
Haleon PLC*ADR (Personal Care Products)	45,130	456,264
HSBC Holdings PLCADR (Banks)	13,015	1,023,891
ING Groep N.V.ADR (Banks)	19,776	553,728
National Grid PLCADR (Multi-Utilities)	6,930	536,036
Nokia OyjADR (Communications Equipment)	66,934	433,063
Novo Nordisk A/SADR (Pharmaceuticals)	17,917	911,617
RELX PLCADR (Professional Services)	12,846	519,235
Rio Tinto PLCADR (Metals & Mining)	8,620	689,859
Ryanair Holdings PLC*ADR (Passenger Airlines)	5,916	427,076
Sanofi S.A.ADR (Pharmaceuticals)	13,184	638,897
SAP SEADR (Software)	3,888	944,434
Shell PLCADR (Oil, Gas & Consumable Fuels)	11,832	869,415
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	43,440	419,196
Tenaris S.A.ADR (Energy Equipment & Services)	10,142	389,960
TotalEnergies S.E. (Oil, Gas & Consumable Fuels)	10,649	696,658
Unilever PLCADR (Household Products)	2,500	163,500
Vodafone Group PLCADR (Wireless Telecommunication Services)	31,777	419,774
TOTAL COMMON STOCKS (Cost $10,285,996)		17,454,243

Collateral for Securities Loaned(b) (2.4%)

Invesco Government & Agency Portfolio—Institutional Shares, 3.79%(c)	418,688	418,688
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $418,688)		418,688
TOTAL INVESTMENT SECURITIES (Cost $10,704,684)—103.4%		17,872,931
Net other assets (liabilities)—(3.4)%		(581,854)
NET ASSETS—100.0%		$17,291,077

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $408,019.

(b)  Securities were purchased with cash collateral held from securities on loan at December 31, 2025.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2025.

ADR  American Depositary Receipt

ProFund VP Europe 30 invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Banks	$2,141,133	12.5%
Beverages	1,126,950	6.5%
Biotechnology	828,677	4.8%
Communications Equipment	852,259	4.9%
Energy Equipment & Services	389,960	2.3%
Household Products	163,500	0.9%
Metals & Mining	1,121,179	6.4%
Multi-Utilities	536,036	3.1%
Oil, Gas & Consumable Fuels	2,630,767	15.3%
Passenger Airlines	427,076	2.5%
Personal Care Products	456,264	2.6%
Pharmaceuticals	2,713,973	15.7%
Professional Services	519,235	3.0%
Semiconductors & Semiconductor Equipment	1,532,236	8.8%
Software	944,434	5.5%
Tobacco	650,790	3.8%
Wireless Telecommunication Services	419,774	2.4%
Other**	(163,166)	(1.0)%
Total	$17,291,077	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2025:

	Value	% of Net Assets
Belgium	$660,316	3.8%
Denmark	911,617	5.3%
Finland	433,063	2.5%
France	1,335,555	7.7%
Germany	1,346,749	7.8%
Ireland	427,076	2.5%
Luxembourg	821,280	4.7%
Netherlands	1,884,121	10.9%
Norway	495,261	2.9%
Sweden	419,196	2.4%
United Kingdom	8,720,009	50.5%
Other**	(163,166)	(1.0)%
Total	$17,291,077	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

28 :: ProFund VP Falling U.S. Dollar :: Schedule of Portfolio Investments :: December 31, 2025

Repurchase Agreements(a)(b) (99.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $667,135	$667,000	$667,000
TOTAL REPURCHASE AGREEMENTS (Cost $667,000)		667,000
TOTAL INVESTMENT SECURITIES (Cost $667,000)—99.9%		667,000
Net other assets (liabilities)—0.1%		595
NET ASSETS—100.0%		$667,595

(a)  A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $12,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of December 31, 2025, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	34,687	U.S. dollar	$46,545	1/9/26	$46,747	$202
Canadian dollar	52,469	U.S. dollar	38,005	1/9/26	38,248	243
Euro	205,998	U.S. dollar	241,658	1/9/26	242,174	516
Japanese yen	8,631,230	U.S. dollar	55,514	1/9/26	55,155	(359)
Swedish krona	165,442	U.S. dollar	17,850	1/9/26	17,985	135
Swiss franc	12,685	U.S. dollar	15,989	1/9/26	16,035	46
Total Long Contracts			$415,561		$416,344	$783

As of December 31, 2025, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	24,281	U.S. dollar	$32,345	1/9/26	$32,723	$378
Canadian dollar	30,836	U.S. dollar	22,158	1/9/26	22,479	321
Euro	121,378	U.S. dollar	141,871	1/9/26	142,693	822
Japanese yen	5,551,004	U.S. dollar	35,839	1/9/26	35,472	(367)
Swedish krona	92,572	U.S. dollar	9,892	1/9/26	10,063	171
Swiss franc	6,309	U.S. dollar	7,915	1/9/26	7,975	60
Total Long Contracts			$250,020		$251,405	$1,385
Total unrealized appreciation						$2,894
Total unrealized (depreciation)						(726)
Total net unrealized appreciation/(depreciation)						$2,168

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Financials :: 29

Common Stocks (97.7%)

	Shares		Value
Aflac, Inc. (Insurance)	2,296		$253,180
Allstate Corp. (Insurance)	1,274		265,183
American Express Co. (Consumer Finance)	2,615		967,419
American International Group, Inc. (Insurance)	2,626		224,654
Ameriprise Financial, Inc. (Capital Markets)	452		221,634
Aon PLC—Class A (Insurance)	1,046		369,112
Apollo Global Management, Inc. (Financial Services)	2,260		327,158
Arch Capital Group, Ltd.* (Insurance)	1,757		168,531
Ares Management Corporation—Class A (Capital Markets)	1,003		162,115
Arthur J. Gallagher & Co. (Insurance)	1,250		323,488
Assurant, Inc. (Insurance)	244		58,767
Bank of America Corp. (Banks)	32,698		1,798,390
Berkshire Hathaway, Inc.*—Class B (Financial Services)	8,925		4,486,151
BlackRock, Inc. (Capital Markets)	702		751,379
Blackstone, Inc. (Capital Markets)	3,594		553,979
Block, Inc.* (Financial Services)	2,666		173,530
Brown & Brown, Inc. (Insurance)	1,429		113,891
Capital One Financial Corp. (Consumer Finance)	3,094		749,862
Cboe Global Markets, Inc. (Capital Markets)	509		127,759
Chubb, Ltd. (Insurance)	1,781		555,886
Cincinnati Financial Corp. (Insurance)	759		123,960
Citigroup, Inc. (Banks)	8,709		1,016,253
Citizens Financial Group, Inc. (Banks)	2,090		122,077
CME Group, Inc. (Capital Markets)	1,755		479,255
Coinbase Global, Inc.*—Class A (Capital Markets)	1,110		251,015
Corpay, Inc.* (Software)	341		102,617
Erie Indemnity Co.—Class A (Insurance)	124		35,545
Everest Group, Ltd. (Insurance)	204		69,227
FactSet Research Systems, Inc. (Capital Markets)	182		52,815
Fidelity National Information Services, Inc. (Financial Services)	2,521		167,546
Fifth Third Bancorp (Banks)	3,218		150,635
First Horizon Corp. (Banks)	—	(a)	9
Fiserv, Inc.* (Financial Services)	2,619		175,918
Franklin Resources, Inc. (Capital Markets)	1,496		35,739
Global Payments, Inc. (Financial Services)	1,152		89,165
Globe Life, Inc. (Insurance)	387		54,126
Huntington Bancshares, Inc. (Banks)	7,652		132,762
Interactive Brokers Group, Inc.—Class A (Capital Markets)	2,168		139,424
Intercontinental Exchange, Inc. (Capital Markets)	2,775		449,439
Invesco, Ltd. (Capital Markets)	2,166		56,901
Jack Henry & Associates, Inc. (Financial Services)	352		64,233
JPMorgan Chase & Co. (Banks)	13,249		4,269,092
KeyCorp (Banks)	4,521		93,313
KKR & Co., Inc. (Capital Markets)	3,341		425,911
Loews Corp. (Insurance)	825		86,881
M&T Bank Corp. (Banks)	748		150,707
Marsh & McLennan Cos., Inc. (Insurance)	2,384		442,280
MasterCard, Inc.—Class A (Financial Services)	3,992		2,278,953
MetLife, Inc. (Insurance)	2,694		212,664
Moody's Corp. (Capital Markets)	747		381,605
Morgan Stanley (Capital Markets)	5,879		1,043,699

Common Stocks, continued

	Shares	Value
MSCI, Inc. (Capital Markets)	366	$209,985
Nasdaq, Inc. (Capital Markets)	2,195	213,200
Northern Trust Corp. (Capital Markets)	920	125,663
PayPal Holdings, Inc.* (Financial Services)	4,555	265,921
PNC Financial Services Group, Inc. (Banks)	1,909	398,466
Principal Financial Group, Inc. (Insurance)	973	85,828
Prudential Financial, Inc. (Insurance)	1,703	192,235
Raymond James Financial, Inc. (Capital Markets)	858	137,786
Regions Financial Corp. (Banks)	4,268	115,663
Robinhood Markets, Inc.*—Class A (Capital Markets)	3,828	432,947
S&P Global, Inc. (Capital Markets)	1,509	788,588
State Street Corp. (Capital Markets)	1,359	175,325
Synchrony Financial (Consumer Finance)	1,753	146,253
T. Rowe Price Group, Inc. (Capital Markets)	1,062	108,728
The Bank of New York Mellon Corp. (Capital Markets)	3,395	394,126
The Charles Schwab Corp. (Capital Markets)	8,130	812,268
The Goldman Sachs Group, Inc. (Capital Markets)	1,460	1,283,339
The Hartford Financial Services Group, Inc. (Insurance)	1,356	186,857
The Progressive Corp. (Insurance)	2,854	649,913
The Travelers Cos., Inc. (Insurance)	1,086	315,005
Truist Financial Corp. (Banks)	6,226	306,381
U.S. Bancorp (Banks)	7,566	403,722
Visa, Inc.—Class A (Financial Services)	8,214	2,880,732
W.R. Berkley Corp. (Insurance)	1,461	102,445
Wells Fargo & Co. (Banks)	15,278	1,423,910
Willis Towers Watson PLC (Insurance)	466	153,128
TOTAL COMMON STOCKS (Cost $11,576,486)		38,114,248

Repurchase Agreements(b) (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $746,151	$746,000	$746,000
TOTAL REPURCHASE AGREEMENTS (Cost $746,000)		746,000
TOTAL INVESTMENT SECURITIES (Cost $12,322,486)—99.6%		38,860,248
Net other assets (liabilities)—0.4%		173,040
NET ASSETS—100.0%		$39,033,288

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

30 :: ProFund VP Financials :: Schedule of Portfolio Investments :: December 31, 2025

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	1/23/26	4.39%	$858,152	$(10,042)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Banks	$10,381,380	26.6%
Capital Markets	9,814,624	25.1%
Consumer Finance	1,863,534	4.8%
Financial Services	10,909,307	28.0%
Insurance	5,042,786	12.9%
Software	102,617	0.3%
Other**	919,040	2.3%
Total	$39,033,288	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Government Money Market :: 31

U.S. Treasury Obligations (56.7%)

	Principal Amount	Value
U.S. Treasury Bills 3.51%(a), 1/13/26	$2,000,000	$1,997,464
3.65%(a), 1/20/26	2,000,000	1,995,949
3.41%(a), 1/27/26	2,000,000	1,994,879
3.46%(a), 2/5/26	2,000,000	1,993,088
3.70%(a), 2/12/26	2,000,000	1,991,160
3.44%(a), 2/24/26	2,000,000	1,989,497
3.65%(a), 2/26/26	2,000,000	1,988,457
3.51%(a), 3/26/26	2,000,000	1,983,433
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,933,927)		15,933,927

Repurchase Agreements(b) (43.2%)

Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $12,153,454	12,151,000	12,151,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,151,000)		12,151,000
TOTAL INVESTMENT SECURITIES (Cost $28,084,927)—99.9%		28,084,927
Net other assets (liabilities)—0.1%		38,295
NET ASSETS—100.0%		$28,123,222

(a)  Reflects the effective yield or interest rate in effect at December 31, 2025.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

32 :: ProFund VP Health Care :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (97.8%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	10,489	$1,314,167
AbbVie, Inc. (Biotechnology)	10,661	2,435,932
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,710	232,680
Align Technology, Inc.* (Health Care Equipment & Supplies)	403	62,928
Amgen, Inc. (Biotechnology)	3,248	1,063,103
Baxter International, Inc. (Health Care Equipment & Supplies)	3,101	59,260
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,729	335,547
Biogen, Inc.* (Biotechnology)	885	155,751
Bio-Techne Corp. (Life Sciences Tools & Services)	940	55,281
Boston Scientific Corp.* (Health Care Equipment & Supplies)	8,942	852,620
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,280	662,383
Cardinal Health, Inc. (Health Care Providers & Services)	1,433	294,482
Cencora, Inc. (Health Care Providers & Services)	1,170	395,168
Centene Corp.* (Health Care Providers & Services)	2,817	115,920
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	297	59,246
CVS Health Corp. (Health Care Providers & Services)	7,657	607,660
Danaher Corp. (Life Sciences Tools & Services)	3,792	868,065
DaVita, Inc.* (Health Care Providers & Services)	213	24,199
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,353	156,169
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	3,500	298,375
Elevance Health, Inc. (Health Care Providers & Services)	1,341	470,088
Eli Lilly & Co. (Pharmaceuticals)	4,790	5,147,716
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,748	225,391
Gilead Sciences, Inc. (Biotechnology)	7,484	918,586
HCA Healthcare, Inc. (Health Care Providers & Services)	964	450,053
Henry Schein, Inc.* (Health Care Providers & Services)	604	45,650
Hologic, Inc.* (Health Care Equipment & Supplies)	1,343	100,040
Humana, Inc. (Health Care Providers & Services)	726	185,950
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	482	326,087
Incyte Corp.* (Biotechnology)	995	98,276
Insulet Corp.* (Health Care Equipment & Supplies)	424	120,518
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,138	1,210,878
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,027	231,496
Johnson & Johnson (Pharmaceuticals)	14,532	3,007,397
Labcorp Holdings, Inc. (Health Care Providers & Services)	500	125,440

Common Stocks, continued

	Shares	Value
McKesson Corp. (Health Care Providers & Services)	745	$611,115
Medtronic PLC (Health Care Equipment & Supplies)	7,737	743,216
Merck & Co., Inc. (Pharmaceuticals)	14,972	1,575,953
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	123	171,485
Moderna, Inc.* (Biotechnology)	2,097	61,841
Molina Healthcare, Inc.* (Health Care Providers & Services)	310	53,797
Pfizer, Inc. (Pharmaceuticals)	34,297	853,995
Quest Diagnostics, Inc. (Health Care Providers & Services)	671	116,439
Regeneron Pharmaceuticals, Inc. (Biotechnology)	608	469,297
ResMed, Inc. (Health Care Equipment & Supplies)	880	211,966
Revvity, Inc. (Life Sciences Tools & Services)	684	66,177
Solventum Corp.* (Health Care Equipment & Supplies)	889	70,444
STERIS PLC (Health Care Equipment & Supplies)	592	150,084
Stryker Corp. (Health Care Equipment & Supplies)	2,076	729,652
The Cigna Group (Health Care Providers & Services)	1,611	443,396
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	1,199	98,270
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,266	1,313,033
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,464	1,803,720
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	333	72,601
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,530	693,641
Viatris, Inc. (Pharmaceuticals)	6,948	86,503
Waters Corp.* (Life Sciences Tools & Services)	359	136,359
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	434	119,411
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,195	107,454
Zoetis, Inc. (Pharmaceuticals)	2,658	334,430
TOTAL COMMON STOCKS (Cost $5,877,718)		33,806,781

Repurchase Agreements(a) (1.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $618,125	$618,000	$618,000
TOTAL REPURCHASE AGREEMENTS (Cost $618,000)		618,000
TOTAL INVESTMENT SECURITIES (Cost $6,495,718)—99.6%		34,424,781
Net other assets (liabilities)—0.4%		133,699
NET ASSETS—100.0%		$34,558,480

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Health Care :: 33

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	1/23/26	4.39%	$815,813	$(4,168)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Biotechnology	$5,896,427	17.1%
Health Care Equipment & Supplies	7,173,066	20.8%
Health Care Providers & Services	5,815,678	16.8%
Life Sciences Tools & Services	3,253,233	9.4%
Pharmaceuticals	11,668,377	33.7%
Other**	751,699	2.2%
Total	$34,558,480	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

34 :: ProFund VP Industrials :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (98.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,845	$295,385
A.O. Smith Corp. (Building Products)	394	26,351
Allegion PLC (Building Products)	299	47,607
AMETEK, Inc. (Electrical Equipment)	799	164,043
Automatic Data Processing, Inc. (Professional Services)	1,405	361,407
Axon Enterprise, Inc.* (Aerospace & Defense)	274	155,613
Broadridge Financial Solutions, Inc. (Professional Services)	405	90,384
Builders FirstSource, Inc.* (Building Products)	384	39,510
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	410	65,912
Carrier Global Corp. (Building Products)	2,749	145,257
Caterpillar, Inc. (Machinery)	1,625	930,913
Cintas Corp. (Commercial Services & Supplies)	1,186	223,051
Comfort Systems USA, Inc. (Construction & Engineering)	122	113,861
Copart, Inc.* (Commercial Services & Supplies)	3,092	121,052
CSX Corp. (Ground Transportation)	6,467	234,429
Cummins, Inc. (Machinery)	479	244,506
Dayforce, Inc.* (Professional Services)	556	38,453
Deere & Co. (Machinery)	873	406,442
Delta Air Lines, Inc. (Passenger Airlines)	2,253	156,358
Dover Corp. (Machinery)	476	92,934
Eaton Corp. PLC (Electrical Equipment)	1,349	429,670
EMCOR Group, Inc. (Construction & Engineering)	155	94,827
Emerson Electric Co. (Electrical Equipment)	1,951	258,937
Equifax, Inc. (Professional Services)	425	92,217
Expeditors International of Washington, Inc. (Air Freight & Logistics)	465	69,290
Fastenal Co. (Trading Companies & Distributors)	3,987	159,998
FedEx Corp. (Air Freight & Logistics)	754	217,800
Fortive Corp. (Machinery)	1,103	60,897
GE Vernova, Inc. (Electrical Equipment)	942	615,663
Generac Holdings, Inc.* (Electrical Equipment)	204	27,819
General Dynamics Corp. (Aerospace & Defense)	880	296,261
General Electric Co. (Industrial Conglomerates)	3,663	1,128,314
Honeywell International, Inc. (Industrial Conglomerates)	2,205	430,173
Howmet Aerospace, Inc. (Aerospace & Defense)	1,396	286,208
Hubbell, Inc. (Electrical Equipment)	185	82,160
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	136	46,250
IDEX Corp. (Machinery)	260	46,264
Illinois Tool Works, Inc. (Machinery)	917	225,857
Ingersoll Rand, Inc. (Machinery)	1,249	98,946
J.B. Hunt Transport Services, Inc. (Ground Transportation)	261	50,723
Jacobs Solutions, Inc. (Professional Services)	415	54,971
Johnson Controls International PLC (Building Products)	2,122	254,110
L3Harris Technologies, Inc. (Aerospace & Defense)	650	190,821

Common Stocks, continued

	Shares	Value
Leidos Holdings, Inc. (Professional Services)	444	$80,098
Lennox International, Inc. (Building Products)	111	53,899
Lockheed Martin Corp. (Aerospace & Defense)	707	341,955
Masco Corp. (Building Products)	721	45,755
Nordson Corp. (Machinery)	185	44,480
Norfolk Southern Corp. (Ground Transportation)	779	224,913
Northrop Grumman Corp. (Aerospace & Defense)	466	265,718
Old Dominion Freight Line, Inc. (Ground Transportation)	639	100,195
Otis Worldwide Corp. (Machinery)	1,353	118,185
PACCAR, Inc. (Machinery)	1,824	199,746
Parker-Hannifin Corp. (Machinery)	438	384,984
Paychex, Inc. (Professional Services)	1,125	126,203
Paycom Software, Inc. (Professional Services)	170	27,091
Pentair PLC (Machinery)	568	59,152
Quanta Services, Inc. (Construction & Engineering)	518	218,628
Ralliant Corp.* (Electrical Equipment)	1	51
Raytheon Technologies Corp. (Aerospace & Defense)	4,656	853,909
Republic Services, Inc. (Commercial Services & Supplies)	699	148,139
Rockwell Automation, Inc. (Electrical Equipment)	390	151,737
Rollins, Inc. (Commercial Services & Supplies)	1,019	61,160
Snap-on, Inc. (Machinery)	181	62,373
Southwest Airlines Co. (Passenger Airlines)	1,796	74,229
Stanley Black & Decker, Inc. (Machinery)	538	39,963
Textron, Inc. (Aerospace & Defense)	612	53,348
The Boeing Co.* (Aerospace & Defense)	2,719	590,348
Trane Technologies PLC (Building Products)	770	299,683
TransDigm Group, Inc.* (Aerospace & Defense)	196	260,651
Uber Technologies, Inc.* (Ground Transportation)	7,216	589,619
Union Pacific Corp. (Ground Transportation)	2,060	476,519
United Airlines Holdings, Inc.* (Passenger Airlines)	1,124	125,686
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	2,566	254,521
United Rentals, Inc. (Trading Companies & Distributors)	221	178,860
Veralto Corp.* (Commercial Services & Supplies)	862	86,010
Verisk Analytics, Inc. (Professional Services)	484	108,266
W.W. Grainger, Inc. (Trading Companies & Distributors)	152	153,376
Wabtec Corp. (Machinery)	594	126,789
Waste Management, Inc. (Commercial Services & Supplies)	1,287	282,767
Xylem, Inc. (Machinery)	845	115,072
TOTAL COMMON STOCKS (Cost $4,504,805)		16,555,722
See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Industrials :: 35

Repurchase Agreements(a) (1.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $198,040	$198,000	$198,000
TOTAL REPURCHASE AGREEMENTS (Cost $198,000)		198,000
TOTAL INVESTMENT SECURITIES (Cost $4,702,805)—100.0%		16,753,722
Net other assets (liabilities)—NM		(4,128)
NET ASSETS—100.0%		$16,749,594

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM  Not meaningful, amount is less than 0.05%

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	1/23/26	4.39%	$267,586	$(456)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$3,341,082	20.0%
Air Freight & Logistics	607,523	3.6%
Building Products	912,172	5.4%
Commercial Services & Supplies	922,179	5.5%
Construction & Engineering	427,316	2.6%
Electrical Equipment	1,730,080	10.3%
Ground Transportation	1,676,398	10.0%
Industrial Conglomerates	1,853,872	11.1%
Machinery	3,257,503	19.5%
Passenger Airlines	356,273	2.1%
Professional Services	979,090	5.8%
Trading Companies & Distributors	492,234	2.9%
Other**	193,872	1.2%
Total	$16,749,594	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

36 :: ProFund VP International :: Schedule of Portfolio Investments :: December 31, 2025

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $14,384,905	$14,382,000	$14,382,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,382,000)		14,382,000
TOTAL INVESTMENT SECURITIES (Cost $14,382,000)—100.7%		14,382,000
Net other assets (liabilities)—(0.7)%		(94,000)
NET ASSETS—100.0%		$14,288,000

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $1,970,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	1/27/26	4.29%	$6,607,674	$(25,828)
MSCI EAFE Index	UBS AG	1/27/26	4.44%	7,667,562	(29,919)
				$14,275,236	$(55,747)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Internet :: 37

Common Stocks (97.0%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,321	$315,006
Akamai Technologies, Inc.* (IT Services)	785	68,491
Alphabet, Inc.—Class A (Interactive Media & Services)	2,257	706,441
Alphabet, Inc.—Class C (Interactive Media & Services)	1,804	566,095
Amazon.com, Inc.* (Broadline Retail)	5,617	1,296,516
Arista Networks, Inc.* (Communications Equipment)	4,426	579,939
Atlassian Corp.*—Class A (Software)	917	148,682
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	111	594,443
Box, Inc.*—Class A (Software)	791	23,659
Carvana Co.* (Specialty Retail)	772	325,799
Ciena Corp.* (Communications Equipment)	770	180,080
Cisco Systems, Inc. (Communications Equipment)	10,853	836,006
Cloudflare, Inc.*—Class A (IT Services)	1,720	339,098
Confluent, Inc.*—Class A (Software)	1,630	49,291
Copart, Inc.* (Commercial Services & Supplies)	4,859	190,230
CoreWeave, Inc.*—Class A (IT Services)	1,244	89,083
Datadog, Inc.*—Class A (Software)	1,776	241,518
DocuSign, Inc.* (Software)	1,097	75,035
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,040	462,019
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	2,716	93,593
Dropbox, Inc.*—Class A (Software)	952	26,466
Duolingo, Inc.* (Diversified Consumer Services)	218	38,259
eBay, Inc. (Broadline Retail)	2,466	214,789
F5, Inc.* (Communications Equipment)	315	80,407
Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	956	205,578
GoDaddy, Inc.*—Class A (IT Services)	737	91,447
HubSpot, Inc.* (Software)	286	114,772
MARA Holdings, Inc.* (Software)	2,064	18,535
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,002	1,321,501
Netflix, Inc.* (Entertainment)	11,670	1,094,179

Common Stocks, continued

	Shares	Value
Nutanix, Inc.*—Class A (Software)	1,478	$76,398
Okta, Inc.* (IT Services)	919	79,466
Paycom Software, Inc. (Professional Services)	267	42,549
PayPal Holdings, Inc.* (Financial Services)	5,106	298,088
ROBLOX Corp.*—Class A (Entertainment)	3,573	289,520
Salesforce, Inc. (Software)	2,218	587,569
Snowflake, Inc.* (IT Services)	1,849	405,597
Veeva Systems, Inc.*—Class A (Health Care Technology)	823	183,718
VeriSign, Inc. (IT Services)	455	110,542
Workday, Inc.*—Class A (Software)	1,184	254,300
Zoom Video Communications, Inc.* (Software)	1,454	125,466
TOTAL COMMON STOCKS (Cost $4,763,253)		12,840,170

Repurchase Agreements(a) (2.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $340,069	$340,000	$340,000
TOTAL REPURCHASE AGREEMENTS (Cost $340,000)		340,000
TOTAL INVESTMENT SECURITIES (Cost $5,103,253)—99.6%		13,180,170
Net other assets (liabilities)—0.4%		53,518
NET ASSETS—100.0%		$13,233,688

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	1/23/26	4.39%	$430,307	$(3,821)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

38 :: ProFund VP Internet :: Schedule of Portfolio Investments :: December 31, 2025

ProFund VP Internet invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Broadline Retail	$1,511,305	11.4%
Commercial Services & Supplies	190,230	1.5%
Communications Equipment	1,676,432	12.7%
Diversified Consumer Services	38,259	0.3%
Entertainment	1,383,699	10.5%
Financial Services	298,088	2.3%
Health Care Technology	183,718	1.4%
Hotels, Restaurants & Leisure	1,670,639	12.6%
Interactive Media & Services	2,594,037	19.5%
IT Services	1,183,724	8.9%
Professional Services	42,549	0.3%
Software	1,741,691	13.1%
Specialty Retail	325,799	2.5%
Other**	393,518	3.0%
Total	$13,233,688	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Japan :: 39

Repurchase Agreements(a) (117.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $16,190,270	$16,187,000	$16,187,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,187,000)		16,187,000
TOTAL INVESTMENT SECURITIES (Cost $16,187,000)—117.1%		16,187,000
Net other assets (liabilities)—(17.1)%		(2,363,788)
NET ASSETS—100.0%		$13,823,212

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Nikkei 225 Index Future	54	3/13/26	$13,655,250	$(17,884)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	1/27/26	4.09%	$156,739	$464

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

40 :: ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (99.8%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	1,011	$231,004
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,025	433,674
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	248	33,659
Allegion PLC (Building Products)	57	9,076
Alphabet, Inc.—Class A (Interactive Media & Services)	7,239	2,265,807
Alphabet, Inc.—Class C (Interactive Media & Services)	5,786	1,815,647
Amazon.com, Inc.* (Broadline Retail)	6,415	1,480,709
American Express Co. (Consumer Finance)	454	167,957
Amgen, Inc. (Biotechnology)	455	148,926
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,522	205,682
Apollo Global Management, Inc. (Financial Services)	306	44,297
Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,192	2,498,938
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	991	254,677
AppLovin Corp.*—Class A (Software)	337	227,077
Arista Networks, Inc.* (Communications Equipment)	1,284	168,243
Autodesk, Inc.* (Software)	154	45,586
AutoZone, Inc.* (Specialty Retail)	14	47,481
Axon Enterprise, Inc.* (Aerospace & Defense)	65	36,915
Berkshire Hathaway, Inc.*—Class B (Financial Services)	2,281	1,146,545
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	40	214,214
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,235	117,757
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,877	2,034,030
Cadence Design Systems, Inc.* (Software)	213	66,580
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,349	41,198
Carvana Co.* (Specialty Retail)	90	37,982
Caterpillar, Inc. (Machinery)	582	333,411
Cboe Global Markets, Inc. (Capital Markets)	66	16,566
Cincinnati Financial Corp. (Insurance)	114	18,618
Cisco Systems, Inc. (Communications Equipment)	2,598	200,123
CME Group, Inc. (Capital Markets)	252	68,816
Comfort Systems USA, Inc. (Construction & Engineering)	44	41,065
Constellation Energy Corp. (Electric Utilities)	260	91,850
Corning, Inc. (Electronic Equipment, Instruments & Components)	669	58,578
Crowdstrike Holdings, Inc.*—Class A (Software)	313	146,722
Cummins, Inc. (Machinery)	115	58,702
Datadog, Inc.*—Class A (Software)	404	54,940
Dayforce, Inc.* (Professional Services)	88	6,086
Dexcom, Inc.* (Health Care Equipment & Supplies)	247	16,393
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	465	105,313
eBay, Inc. (Broadline Retail)	415	36,147

Common Stocks, continued

	Shares		Value
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	331		$28,218
Electronic Arts, Inc. (Entertainment)	131		26,767
Eli Lilly & Co. (Pharmaceuticals)	988		1,061,784
EMCOR Group, Inc. (Construction & Engineering)	56		34,260
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	146		41,363
Fair Isaac Corp.* (Software)	15		25,359
First Horizon Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	133		34,744
Fortinet, Inc.* (Software)	494		39,229
Fox Corp.—Class A (Media)	170		12,421
Fox Corp.—Class B (Media)	121		7,857
GE Vernova, Inc. (Electrical Equipment)	338		220,907
General Dynamics Corp. (Aerospace & Defense)	167		56,222
General Electric Co. (Industrial Conglomerates)	683		210,384
Gilead Sciences, Inc. (Biotechnology)	833		102,242
HCA Healthcare, Inc. (Health Care Providers & Services)	198		92,438
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	289		83,015
Howmet Aerospace, Inc. (Aerospace & Defense)	500		102,511
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	100		67,653
Incyte Corp.* (Biotechnology)	205		20,248
Insulet Corp.* (Health Care Equipment & Supplies)	87		24,729
Interactive Brokers Group, Inc.—Class A (Capital Markets)	553		35,563
International Business Machines Corp. (IT Services)	605		179,207
Intuit, Inc. (Software)	194		128,509
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	442		250,331
Jabil, Inc. (Electronic Equipment, Instruments & Components)	81		18,470
Johnson & Johnson (Pharmaceuticals)	1,768		365,888
Johnson Controls International PLC (Building Products)	501		59,994
JPMorgan Chase & Co. (Banks)	2,303		742,073
KKR & Co., Inc. (Capital Markets)	461		58,768
KLA Corp. (Semiconductors & Semiconductor Equipment)	164		199,273
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,563		267,554
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	378		24,604
Live Nation Entertainment, Inc.* (Entertainment)	103		14,678
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	277		86,036
MasterCard, Inc.—Class A (Financial Services)	684		390,482
McDonald's Corp. (Hotels, Restaurants & Leisure)	390		119,197
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,710		1,788,844

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth :: 41

Common Stocks, continued

	Shares	Value
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	12	$16,730
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,397	398,718
Microsoft Corp. (Software)	9,248	4,472,517
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	60	54,382
Monster Beverage Corp.* (Beverages)	886	67,930
Moody's Corp. (Capital Markets)	91	46,487
Morgan Stanley (Capital Markets)	916	162,618
MSCI, Inc. (Capital Markets)	48	27,539
Netflix, Inc.* (Entertainment)	5,271	494,209
Newmont Corp. (Metals & Mining)	1,358	135,596
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	316	7,053
NRG Energy, Inc. (Electric Utilities)	176	28,026
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	30,236	5,639,014
Oracle Corp. (Software)	1,089	212,257
O'Reilly Automotive, Inc.* (Specialty Retail)	1,049	95,679
Palantir Technologies, Inc.*—Class A (Software)	2,841	504,988
Palo Alto Networks, Inc.* (Software)	476	87,679
Parker-Hannifin Corp. (Machinery)	88	77,348
Philip Morris International, Inc. (Tobacco)	1,084	173,874
Quanta Services, Inc. (Construction & Engineering)	186	78,503
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	48	16,973
Raytheon Technologies Corp. (Aerospace & Defense)	1,668	305,912
ResMed, Inc. (Health Care Equipment & Supplies)	100	24,087
Robinhood Markets, Inc.*—Class A (Capital Markets)	977	110,499
Rockwell Automation, Inc. (Electrical Equipment)	77	29,958
Rollins, Inc. (Commercial Services & Supplies)	364	21,847
Ross Stores, Inc. (Specialty Retail)	194	34,947
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	316	88,139
S&P Global, Inc. (Capital Markets)	170	88,840
Sandisk Corp.* (Semiconductors)	173	41,067
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	173	47,642
ServiceNow, Inc.* (Software)	787	120,561
Simon Property Group, Inc. (Retail REITs)	167	30,913
STERIS PLC (Health Care Equipment & Supplies)	61	15,465
Stryker Corp. (Health Care Equipment & Supplies)	179	62,913
Take-Two Interactive Software, Inc.* (Entertainment)	112	28,675
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	254	32,454
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	253	57,560

Common Stocks, continued

	Shares	Value
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	113	$21,872
Tesla, Inc.* (Automobiles)	2,168	974,993
The Bank of New York Mellon Corp. (Capital Markets)	546	63,385
The Boeing Co.* (Aerospace & Defense)	429	93,144
The Coca-Cola Co. (Beverages)	2,022	141,357
The Goldman Sachs Group, Inc. (Capital Markets)	242	212,719
The Progressive Corp. (Insurance)	409	93,138
The TJX Cos., Inc. (Specialty Retail)	761	116,897
TKO Group Holdings, Inc. (Entertainment)	83	17,347
Trane Technologies PLC (Building Products)	146	56,823
TransDigm Group, Inc.* (Aerospace & Defense)	70	93,090
Uber Technologies, Inc.* (Ground Transportation)	2,586	211,302
Ulta Beauty, Inc.* (Specialty Retail)	56	33,881
United Rentals, Inc. (Trading Companies & Distributors)	44	35,610
Ventas, Inc. (Health Care REITs)	303	23,446
VeriSign, Inc. (IT Services)	104	25,267
Verisk Analytics, Inc. (Professional Services)	92	20,580
Visa, Inc.—Class A (Financial Services)	1,155	405,070
Vistra Corp. (Independent Power/Renewable Electricity Producers)	396	63,887
W.R. Berkley Corp. (Insurance)	212	14,865
Welltower, Inc. (Health Care REITs)	854	158,511
Workday, Inc.*—Class A (Software)	118	25,344
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	104	12,514
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	169	25,566
TOTAL COMMON STOCKS (Cost $18,030,600)		38,929,020

Repurchase Agreements(c) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $138,028	$138,000	$138,000
TOTAL REPURCHASE AGREEMENTS (Cost $138,000)		138,000
TOTAL INVESTMENT SECURITIES (Cost $18,168,600)—100.2%		39,067,020
Net other assets (liabilities)—(0.2)%		(66,838)
NET ASSETS—100.0%		$39,000,182

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  Amount is less than $0.50.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

42 :: ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2025

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$687,794	1.9%
Automobiles	974,993	2.5%
Banks	742,073	1.9%
Beverages	209,287	0.6%
Biotechnology	502,420	1.3%
Broadline Retail	1,516,856	3.9%
Building Products	125,893	0.3%
Capital Markets	891,800	2.3%
Commercial Services & Supplies	21,847	0.1%
Communications Equipment	368,366	0.9%
Construction & Engineering	153,828	0.4%
Consumer Finance	167,957	0.4%
Electric Utilities	119,876	0.3%
Electrical Equipment	250,865	0.6%
Electronic Equipment, Instruments & Components	340,290	0.8%
Entertainment	581,676	1.5%
Financial Services	1,986,394	5.1%
Ground Transportation	211,302	0.5%
Health Care Equipment & Supplies	607,546	1.6%
Health Care Providers & Services	92,438	0.2%
Health Care REITs	181,957	0.4%
Hotels, Restaurants & Leisure	881,871	2.3%
Independent Power/Renewable Electricity Producers	63,887	0.2%
Industrial Conglomerates	210,384	0.5%
Insurance	126,621	0.3%
Interactive Media & Services	5,870,298	15.0%
	Value	% of Net Assets
IT Services	$204,474	0.5%
Life Sciences Tools & Services	16,730	NM
Machinery	469,461	1.2%
Media	20,278	0.1%
Metals & Mining	135,596	0.3%
Pharmaceuticals	1,427,672	3.7%
Professional Services	26,666	0.1%
Retail REITs	30,913	0.1%
Semiconductors	41,067	0.1%
Semiconductors & Semiconductor Equipment	9,337,938	24.1%
Software	6,157,348	15.8%
Specialty Retail	366,867	0.9%
Technology Hardware, Storage & Peripherals	2,546,580	6.5%
Textiles, Apparel & Luxury Goods	49,427	0.1%
Tobacco	173,874	0.4%
Trading Companies & Distributors	35,610	0.1%
Other**	71,162	0.2%
Total	$39,000,182	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 43

Common Stocks (99.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	303	$48,510
A.O. Smith Corp. (Building Products)	64	4,280
Abbott Laboratories (Health Care Equipment & Supplies)	992	124,288
AbbVie, Inc. (Biotechnology)	544	124,298
Accenture PLC—Class A (IT Services)	354	94,978
Adobe, Inc.* (Software)	239	83,648
Aflac, Inc. (Insurance)	269	29,663
Agilent Technologies, Inc. (Life Sciences Tools & Services)	162	22,043
Air Products & Chemicals, Inc. (Chemicals)	126	31,125
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	128	17,372
Akamai Technologies, Inc.* (IT Services)	82	7,155
Albemarle Corp. (Chemicals)	67	9,476
Alexandria Real Estate Equities, Inc. (Office REITs)	89	4,356
Align Technology, Inc.* (Health Care Equipment & Supplies)	38	5,934
Allegion PLC (Building Products)	22	3,503
Alliant Energy Corp. (Electric Utilities)	147	9,556
Allstate Corp. (Insurance)	149	31,014
Altria Group, Inc. (Tobacco)	957	55,181
Amazon.com, Inc.* (Broadline Retail)	2,607	601,747
Amcor PLC (Containers & Packaging)	1,318	10,992
Ameren Corp. (Multi-Utilities)	154	15,378
American Electric Power Co., Inc. (Electric Utilities)	305	35,170
American Express Co. (Consumer Finance)	98	36,255
American International Group, Inc. (Insurance)	308	26,349
American Tower Corp.—Class A (Specialized REITs)	267	46,877
American Water Works Co., Inc. (Water Utilities)	111	14,486
Ameriprise Financial, Inc. (Capital Markets)	53	25,988
AMETEK, Inc. (Electrical Equipment)	132	27,101
Amgen, Inc. (Biotechnology)	98	32,076
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	280	75,936
Aon PLC—Class A (Insurance)	122	43,051
APA Corp. (Oil, Gas & Consumable Fuels)	203	4,965
Apollo Global Management, Inc. (Financial Services)	124	17,950
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,214	1,145,618
Aptiv PLC* (Automobile Components)	123	9,359
Arch Capital Group, Ltd.* (Insurance)	206	19,760
Archer-Daniels-Midland Co. (Food Products)	275	15,810
Ares Management Corporation—Class A (Capital Markets)	117	18,911
Arthur J. Gallagher & Co. (Insurance)	147	38,042
Assurant, Inc. (Insurance)	29	6,985
AT&T, Inc. (Diversified Telecommunication Services)	4,044	100,454
Atmos Energy Corp. (Gas Utilities)	92	15,422
Autodesk, Inc.* (Software)	51	15,097
Automatic Data Processing, Inc. (Professional Services)	230	59,164
AutoZone, Inc.* (Specialty Retail)	3	10,175
AvalonBay Communities, Inc. (Residential REITs)	81	14,686

Common Stocks, continued

	Shares	Value
Avery Dennison Corp. (Containers & Packaging)	44	$8,003
Axon Enterprise, Inc.* (Aerospace & Defense)	15	8,519
Baker Hughes Co. (Energy Equipment & Services)	563	25,639
Ball Corp. (Containers & Packaging)	153	8,104
Bank of America Corp. (Banks)	3,833	210,816
Baxter International, Inc. (Health Care Equipment & Supplies)	295	5,637
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	163	31,633
Best Buy Co., Inc. (Specialty Retail)	111	7,429
Biogen, Inc.* (Biotechnology)	84	14,783
Bio-Techne Corp. (Life Sciences Tools & Services)	89	5,234
BlackRock, Inc. (Capital Markets)	83	88,838
Blackstone, Inc. (Capital Markets)	421	64,893
Block, Inc.* (Financial Services)	312	20,308
Boston Properties, Inc. (Office REITs)	84	5,668
Boston Scientific Corp.* (Health Care Equipment & Supplies)	279	26,603
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,162	62,678
Broadridge Financial Solutions, Inc. (Professional Services)	66	14,729
Brown & Brown, Inc. (Insurance)	167	13,310
Brown-Forman Corp.—Class B (Beverages)	101	2,632
Builders FirstSource, Inc.* (Building Products)	63	6,482
Bunge Global SA (Food Products)	77	6,859
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	67	10,771
Cadence Design Systems, Inc.* (Software)	57	17,817
Camden Property Trust (Residential REITs)	61	6,715
Campbell Soup Co. (Food Products)	113	3,149
Capital One Financial Corp. (Consumer Finance)	363	87,977
Cardinal Health, Inc. (Health Care Providers & Services)	136	27,948
Carrier Global Corp. (Building Products)	452	23,884
Carvana Co.* (Specialty Retail)	40	16,881
Cboe Global Markets, Inc. (Capital Markets)	30	7,530
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	167	26,852
CDW Corp. (Electronic Equipment, Instruments & Components)	74	10,079
Cencora, Inc. (Health Care Providers & Services)	110	37,153
Centene Corp.* (Health Care Providers & Services)	267	10,987
CenterPoint Energy, Inc. (Multi-Utilities)	373	14,301
CF Industries Holdings, Inc. (Chemicals)	89	6,883
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	29	5,785
Charter Communications, Inc.*—Class A (Media)	50	10,438
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,080	164,603
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	755	27,935
Chubb, Ltd. (Insurance)	209	65,232
Church & Dwight Co., Inc. (Household Products)	137	11,487
Cincinnati Financial Corp. (Insurance)	37	6,043
Cintas Corp. (Commercial Services & Supplies)	195	36,674
Cisco Systems, Inc. (Communications Equipment)	1,056	81,344

See accompanying notes to financial statements.

44 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Citigroup, Inc. (Banks)	1,021	$119,140
Citizens Financial Group, Inc. (Banks)	245	14,310
CME Group, Inc. (Capital Markets)	91	24,850
CMS Energy Corp. (Multi-Utilities)	173	12,098
Cognizant Technology Solutions Corp.— Class A (IT Services)	275	22,825
Coinbase Global, Inc.*—Class A (Capital Markets)	131	29,624
Colgate-Palmolive Co. (Household Products)	460	36,349
Comcast Corp.—Class A (Media)	2,074	61,991
Conagra Brands, Inc. (Food Products)	274	4,743
ConocoPhillips (Oil, Gas & Consumable Fuels)	705	65,995
Consolidated Edison, Inc. (Multi-Utilities)	206	20,460
Constellation Brands, Inc.—Class A (Beverages)	81	11,175
Constellation Energy Corp. (Electric Utilities)	59	20,843
Copart, Inc.* (Commercial Services & Supplies)	508	19,888
Corning, Inc. (Electronic Equipment, Instruments & Components)	138	12,083
Corpay, Inc.* (Software)	40	12,037
Corteva, Inc. (Chemicals)	386	25,874
CoStar Group, Inc.* (Real Estate Management & Development)	242	16,272
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	253	218,173
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	435	11,449
CRH plc (Construction Materials)	382	47,673
Crown Castle International Corp. (Specialized REITs)	249	22,129
CSX Corp. (Ground Transportation)	1,063	38,534
Cummins, Inc. (Machinery)	25	12,761
CVS Health Corp. (Health Care Providers & Services)	724	57,457
D.R. Horton, Inc. (Household Durables)	156	22,469
Danaher Corp. (Life Sciences Tools & Services)	359	82,182
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	66	12,145
DaVita, Inc.* (Health Care Providers & Services)	20	2,272
Dayforce, Inc.* (Professional Services)	50	3,458
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	84	8,708
Deere & Co. (Machinery)	144	67,043
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	172	21,651
Delta Air Lines, Inc. (Passenger Airlines)	370	25,678
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	359	13,150
Dexcom, Inc.* (Health Care Equipment & Supplies)	109	7,234
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	106	15,935
Digital Realty Trust, Inc. (Specialized REITs)	185	28,621
Dollar General Corp. (Consumer Staples Distribution & Retail)	125	16,596
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	108	13,285
Dominion Energy, Inc. (Multi-Utilities)	488	28,592
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	17	7,086
Dover Corp. (Machinery)	79	15,424
Dow, Inc. (Chemicals)	407	9,516

Common Stocks, continued

	Shares		Value
DTE Energy Co. (Multi-Utilities)	118		$15,220
Duke Energy Corp. (Electric Utilities)	444		52,041
DuPont de Nemours, Inc. (Chemicals)	239		9,608
Eaton Corp. PLC (Electrical Equipment)	221		70,391
eBay, Inc. (Broadline Retail)	67		5,835
Ecolab, Inc. (Chemicals)	146		38,328
Edison International (Electric Utilities)	219		13,144
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	178		15,175
Electronic Arts, Inc. (Entertainment)	68		13,894
Elevance Health, Inc. (Health Care Providers & Services)	126		44,169
Emerson Electric Co. (Electrical Equipment)	320		42,470
Entergy Corp. (Electric Utilities)	255		23,570
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	309		32,448
EPAM Systems, Inc.* (IT Services)	32		6,556
EQT Corp. (Oil, Gas & Consumable Fuels)	356		19,082
Equifax, Inc. (Professional Services)	69		14,972
Equinix, Inc. (Specialized REITs)	56		42,905
Equity Residential (Residential REITs)	198		12,482
Erie Indemnity Co.—Class A (Insurance)	14		4,013
Essex Property Trust, Inc. (Residential REITs)	37		9,682
Everest Group, Ltd. (Insurance)	23		7,805
Evergy, Inc. (Electric Utilities)	132		9,569
Eversource Energy (Electric Utilities)	214		14,409
Exelon Corp. (Electric Utilities)	577		25,151
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	136		15,009
Expeditors International of Washington, Inc. (Air Freight & Logistics)	76		11,325
Extra Space Storage, Inc. (Specialized REITs)	121		15,757
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,405		289,418
F5, Inc.* (Communications Equipment)	33		8,424
FactSet Research Systems, Inc. (Capital Markets)	21		6,094
Fair Isaac Corp.* (Software)	7		11,834
Fastenal Co. (Trading Companies & Distributors)	655		26,285
Federal Realty Investment Trust (Retail REITs)	45		4,536
FedEx Corp. (Air Freight & Logistics)	123		35,530
Fidelity National Information Services, Inc. (Financial Services)	296		19,672
Fifth Third Bancorp (Banks)	378		17,694
First Horizon Corp. (Banks)	—	(a)	11
FirstEnergy Corp. (Electric Utilities)	297		13,297
Fiserv, Inc.* (Financial Services)	307		20,621
Ford Motor Co. (Automobiles)	2,232		29,284
Fortinet, Inc.* (Software)	134		10,641
Fortive Corp. (Machinery)	182		10,048
Fox Corp.—Class A (Media)	41		2,996
Fox Corp.—Class B (Media)	29		1,883
Franklin Resources, Inc. (Capital Markets)	176		4,205
Freeport-McMoRan, Inc. (Metals & Mining)	819		41,597
Garmin, Ltd. (Household Durables)	93		18,865
Gartner, Inc.* (IT Services)	41		10,343
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	260		21,325
Gen Digital, Inc. (Software)	321		8,728
Generac Holdings, Inc.* (Electrical Equipment)	34		4,637

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 45

Common Stocks, continued

	Shares	Value
General Dynamics Corp. (Aerospace & Defense)	68	$22,893
General Electric Co. (Industrial Conglomerates)	289	89,021
General Mills, Inc. (Food Products)	304	14,136
General Motors Co. (Automobiles)	532	43,262
Genuine Parts Co. (Distributors)	80	9,836
Gilead Sciences, Inc. (Biotechnology)	325	39,891
Global Payments, Inc. (Financial Services)	135	10,449
Globe Life, Inc. (Insurance)	46	6,434
GoDaddy, Inc.*—Class A (IT Services)	77	9,554
Halliburton Co. (Energy Equipment & Services)	481	13,593
Hasbro, Inc. (Leisure Products)	77	6,314
Healthpeak Properties, Inc. (Health Care REITs)	398	6,400
Henry Schein, Inc.* (Health Care Providers & Services)	57	4,308
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	753	18,087
Hologic, Inc.* (Health Care Equipment & Supplies)	127	9,460
Honeywell International, Inc. (Industrial Conglomerates)	362	70,623
Hormel Foods Corp. (Food Products)	167	3,958
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	365	6,471
HP, Inc. (Technology Hardware, Storage & Peripherals)	534	11,898
Hubbell, Inc. (Electrical Equipment)	31	13,767
Humana, Inc. (Health Care Providers & Services)	68	17,417
Huntington Bancshares, Inc. (Banks)	897	15,563
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	22	7,482
IDEX Corp. (Machinery)	43	7,651
Illinois Tool Works, Inc. (Machinery)	151	37,192
Ingersoll Rand, Inc. (Machinery)	205	16,240
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,558	94,390
Intercontinental Exchange, Inc. (Capital Markets)	325	52,637
International Business Machines Corp. (IT Services)	256	75,830
International Flavors & Fragrances, Inc. (Chemicals)	146	9,839
International Paper Co. (Containers & Packaging)	301	11,856
Intuit, Inc. (Software)	70	46,369
Invesco, Ltd. (Capital Markets)	255	6,699
Invitation Homes, Inc. (Residential REITs)	322	8,948
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	97	21,865
Iron Mountain, Inc. (Specialized REITs)	168	13,936
J.B. Hunt Transport Services, Inc. (Ground Transportation)	43	8,357
Jabil, Inc. (Electronic Equipment, Instruments & Components)	23	5,244
Jack Henry & Associates, Inc. (Financial Services)	41	7,482
Jacobs Solutions, Inc. (Professional Services)	68	9,007
Johnson & Johnson (Pharmaceuticals)	564	116,720
Johnson Controls International PLC (Building Products)	118	14,131

Common Stocks, continued

	Shares		Value
JPMorgan Chase & Co. (Banks)	497		$160,143
Kenvue, Inc.* (Personal Care Products)	1,094		18,871
Keurig Dr Pepper, Inc. (Beverages)	776		21,736
KeyCorp (Banks)	531		10,960
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	98		19,912
Kimberly-Clark Corp. (Household Products)	190		19,169
Kimco Realty Corp. (Retail REITs)	387		7,844
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,118		30,734
KKR & Co., Inc. (Capital Markets)	180		22,946
L3Harris Technologies, Inc. (Aerospace & Defense)	107		31,412
Labcorp Holdings, Inc. (Health Care Providers & Services)	47		11,791
Lamb Weston Holdings, Inc. (Food Products)	80		3,351
Leidos Holdings, Inc. (Professional Services)	73		13,169
Lennar Corp.—Class A (Household Durables)	123		12,644
Lennox International, Inc. (Building Products)	18		8,740
Linde PLC (Chemicals)	266		113,419
Live Nation Entertainment, Inc.* (Entertainment)	43		6,128
Lockheed Martin Corp. (Aerospace & Defense)	116		56,105
Loews Corp. (Insurance)	97		10,215
Lowe's Cos., Inc. (Specialty Retail)	320		77,171
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	61		12,676
LyondellBasell Industries N.V.—Class A (Chemicals)	147		6,365
M&T Bank Corp. (Banks)	88		17,730
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	171		27,810
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	—	(a)	97
Marsh & McLennan Cos., Inc. (Insurance)	279		51,760
Martin Marietta Materials, Inc. (Construction Materials)	35		21,793
Masco Corp. (Building Products)	118		7,488
MasterCard, Inc.—Class A (Financial Services)	154		87,916
Match Group, Inc. (Interactive Media & Services)	135		4,359
McCormick & Co., Inc. (Food Products)	145		9,876
McDonald's Corp. (Hotels, Restaurants & Leisure)	227		69,378
McKesson Corp. (Health Care Providers & Services)	70		57,420
Medtronic PLC (Health Care Equipment & Supplies)	731		70,220
Merck & Co., Inc. (Pharmaceuticals)	1,415		148,943
MetLife, Inc. (Insurance)	316		24,945
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6		8,365
MGM Resorts International (Hotels, Restaurants & Leisure)	118		4,306
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	309		19,689
Mid-America Apartment Communities, Inc. (Residential REITs)	66		9,168
Moderna, Inc.* (Biotechnology)	200		5,898
Molina Healthcare, Inc.* (Health Care Providers & Services)	30		5,206

See accompanying notes to financial statements.

46 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Molson Coors Beverage Co.—Class B (Beverages)	97	$4,528
Mondelez International, Inc.—Class A (Food Products)	736	39,619
Moody's Corp. (Capital Markets)	46	23,499
Morgan Stanley (Capital Markets)	268	47,578
Motorola Solutions, Inc. (Communications Equipment)	95	36,415
MSCI, Inc. (Capital Markets)	20	11,475
Nasdaq, Inc. (Capital Markets)	257	24,962
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	114	12,208
News Corp.—Class A (Media)	214	5,590
News Corp.—Class B (Media)	71	2,104
NextEra Energy, Inc. (Electric Utilities)	1,188	95,372
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	678	43,196
NiSource, Inc. (Multi-Utilities)	273	11,400
Nordson Corp. (Machinery)	31	7,453
Norfolk Southern Corp. (Ground Transportation)	128	36,956
Northern Trust Corp. (Capital Markets)	108	14,752
Northrop Grumman Corp. (Aerospace & Defense)	76	43,336
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	115	2,567
NRG Energy, Inc. (Electric Utilities)	29	4,618
Nucor Corp. (Metals & Mining)	131	21,367
NVR, Inc.* (Household Durables)	2	14,586
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	144	31,257
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	410	16,859
Old Dominion Freight Line, Inc. (Ground Transportation)	105	16,464
Omnicom Group, Inc. (Media)	182	14,696
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	230	12,455
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	359	26,387
Oracle Corp. (Software)	461	89,854
Otis Worldwide Corp. (Machinery)	222	19,392
PACCAR, Inc. (Machinery)	300	32,853
Packaging Corp. of America (Containers & Packaging)	51	10,518
Palo Alto Networks, Inc.* (Software)	171	31,498
Paramount Skydance Corp.*—Class B (Media)	178	2,385
Parker-Hannifin Corp. (Machinery)	32	28,127
Paychex, Inc. (Professional Services)	185	20,753
Paycom Software, Inc. (Professional Services)	28	4,462
PayPal Holdings, Inc.* (Financial Services)	534	31,175
Pentair PLC (Machinery)	94	9,789
PepsiCo, Inc. (Beverages)	780	111,945
Pfizer, Inc. (Pharmaceuticals)	3,243	80,751
PG&E Corp. (Electric Utilities)	1,254	20,152
Philip Morris International, Inc. (Tobacco)	391	62,716
Phillips 66 (Oil, Gas & Consumable Fuels)	229	29,550
Pinnacle West Capital Corp. (Electric Utilities)	68	6,032
PNC Financial Services Group, Inc. (Banks)	223	46,547
Pool Corp. (Distributors)	18	4,118
PPG Industries, Inc. (Chemicals)	128	13,115
PPL Corp. (Electric Utilities)	423	14,813

Common Stocks, continued

	Shares	Value
Principal Financial Group, Inc. (Insurance)	114	$10,056
Prologis, Inc. (Industrial REITs)	530	67,660
Prudential Financial, Inc. (Insurance)	200	22,576
PTC, Inc.* (Software)	68	11,846
Public Service Enterprise Group, Inc. (Multi-Utilities)	285	22,886
Public Storage (Specialized REITs)	90	23,355
PulteGroup, Inc. (Household Durables)	111	13,016
Qnity Electronics, Inc.* (Semiconductors & Semiconductor Equipment)	119	9,716
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	611	104,512
Quest Diagnostics, Inc. (Health Care Providers & Services)	63	10,932
Ralliant Corp.* (Electrical Equipment)	1	51
Raymond James Financial, Inc. (Capital Markets)	101	16,220
Realty Income Corp. (Retail REITs)	525	29,595
Regency Centers Corp. (Retail REITs)	94	6,489
Regeneron Pharmaceuticals, Inc. (Biotechnology)	57	43,997
Regions Financial Corp. (Banks)	501	13,577
Republic Services, Inc. (Commercial Services & Supplies)	115	24,372
ResMed, Inc. (Health Care Equipment & Supplies)	38	9,153
Revvity, Inc. (Life Sciences Tools & Services)	64	6,192
Rockwell Automation, Inc. (Electrical Equipment)	29	11,283
Roper Technologies, Inc. (Software)	61	27,153
Ross Stores, Inc. (Specialty Retail)	97	17,474
S&P Global, Inc. (Capital Markets)	99	51,736
Salesforce, Inc. (Software)	542	143,581
SBA Communications Corp.—Class A (Specialized REITs)	61	11,799
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	45	12,393
Sempra (Multi-Utilities)	372	32,843
ServiceNow, Inc.* (Software)	230	35,234
Simon Property Group, Inc. (Retail REITs)	110	20,362
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	85	5,390
SLB, Ltd. (Energy Equipment & Services)	853	32,738
Smurfit WestRock PLC (Containers & Packaging)	298	11,524
Snap-on, Inc. (Machinery)	30	10,338
Solventum Corp.* (Health Care Equipment & Supplies)	84	6,656
Southwest Airlines Co. (Passenger Airlines)	295	12,192
Stanley Black & Decker, Inc. (Machinery)	89	6,611
Starbucks Corp. (Hotels, Restaurants & Leisure)	649	54,652
State Street Corp. (Capital Markets)	159	20,513
Steel Dynamics, Inc. (Metals & Mining)	79	13,387
STERIS PLC (Health Care Equipment & Supplies)	28	7,099
Stryker Corp. (Health Care Equipment & Supplies)	114	40,068
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	286	8,371

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 47

Common Stocks, continued

	Shares	Value
Synchrony Financial (Consumer Finance)	205	$17,103
Synopsys, Inc.* (Software)	106	49,790
Sysco Corp. (Consumer Staples Distribution & Retail)	273	20,117
T. Rowe Price Group, Inc. (Capital Markets)	124	12,695
Take-Two Interactive Software, Inc.* (Entertainment)	48	12,289
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	122	22,509
Target Corp. (Consumer Staples Distribution & Retail)	259	25,317
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	52	11,831
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	27	13,790
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	38	7,355
Tesla, Inc.* (Automobiles)	609	273,880
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	518	89,868
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	33	9,478
Textron, Inc. (Aerospace & Defense)	101	8,804
The AES Corp. (Independent Power/Renewable Electricity Producers)	406	5,822
The Bank of New York Mellon Corp. (Capital Markets)	147	17,065
The Boeing Co.* (Aerospace & Defense)	250	54,280
The Charles Schwab Corp. (Capital Markets)	952	95,115
The Cigna Group (Health Care Providers & Services)	152	41,835
The Clorox Co. (Household Products)	69	6,957
The Coca-Cola Co. (Beverages)	1,281	89,555
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	113	9,261
The Estee Lauder Cos., Inc. (Personal Care Products)	141	14,766
The Goldman Sachs Group, Inc. (Capital Markets)	60	52,740
The Hartford Financial Services Group, Inc. (Insurance)	159	21,910
The Hershey Co. (Food Products)	85	15,468
The Home Depot, Inc. (Specialty Retail)	568	195,448
The J.M. Smucker Co. (Food Products)	61	5,966
The Kraft Heinz Co. (Food Products)	487	11,810
The Kroger Co. (Consumer Staples Distribution & Retail)	348	21,743
The Mosaic Co. (Chemicals)	182	4,384
The Procter & Gamble Co. (Household Products)	1,333	191,033
The Progressive Corp. (Insurance)	147	33,475
The Sherwin-Williams Co. (Chemicals)	132	42,772
The Southern Co. (Electric Utilities)	628	54,761
The TJX Cos., Inc. (Specialty Retail)	285	43,779
The Trade Desk, Inc.*—Class A (Media)	252	9,566
The Travelers Cos., Inc. (Insurance)	127	36,838
The Walt Disney Co. (Entertainment)	1,019	115,932
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	697	41,897

Common Stocks, continued

	Shares	Value
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	214	$124,003
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	274	55,633
Tractor Supply Co. (Specialty Retail)	302	15,103
Trane Technologies PLC (Building Products)	59	22,963
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	136	10,656
Truist Financial Corp. (Banks)	730	35,923
Tyler Technologies, Inc.* (Software)	24	10,895
Tyson Foods, Inc.—Class A (Food Products)	161	9,438
U.S. Bancorp (Banks)	886	47,277
UDR, Inc. (Residential REITs)	172	6,309
Union Pacific Corp. (Ground Transportation)	339	78,417
United Airlines Holdings, Inc.* (Passenger Airlines)	185	20,687
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	421	41,758
United Rentals, Inc. (Trading Companies & Distributors)	16	12,949
UnitedHealth Group, Inc. (Health Care Providers & Services)	517	170,667
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	32	6,977
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	174	28,325
Ventas, Inc. (Health Care REITs)	129	9,982
Veralto Corp.* (Commercial Services & Supplies)	142	14,169
Verisk Analytics, Inc. (Professional Services)	38	8,500
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,406	97,996
Vertex Pharmaceuticals, Inc.* (Biotechnology)	145	65,737
Viatris, Inc. (Pharmaceuticals)	658	8,192
VICI Properties, Inc. (Specialized REITs)	611	17,181
Visa, Inc.—Class A (Financial Services)	433	151,857
Vulcan Materials Co. (Construction Materials)	75	21,392
W.R. Berkley Corp. (Insurance)	74	5,189
W.W. Grainger, Inc. (Trading Companies & Distributors)	24	24,217
Wabtec Corp. (Machinery)	98	20,918
Walmart, Inc. (Consumer Staples Distribution & Retail)	2,501	278,637
Warner Bros. Discovery, Inc.* (Entertainment)	1,414	40,751
Waste Management, Inc. (Commercial Services & Supplies)	211	46,358
Waters Corp.* (Life Sciences Tools & Services)	34	12,914
WEC Energy Group, Inc. (Multi-Utilities)	186	19,616
Wells Fargo & Co. (Banks)	1,790	166,829
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	41	11,281
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	195	33,593
Weyerhaeuser Co. (Specialized REITs)	412	9,760
Williams-Sonoma, Inc. (Specialty Retail)	69	12,323
Willis Towers Watson PLC (Insurance)	55	18,073
Workday, Inc.*—Class A (Software)	69	14,820
Xcel Energy, Inc. (Electric Utilities)	338	24,965
Xylem, Inc. (Machinery)	139	18,929
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	81	12,254
See accompanying notes to financial statements.

48 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	29	$7,042
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	113	10,161
Zoetis, Inc. (Pharmaceuticals)	251	31,581
TOTAL COMMON STOCKS (Cost $11,306,639)		15,487,326

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $34,007	$34,000	$34,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,000)		34,000
TOTAL INVESTMENT SECURITIES (Cost $11,340,639)—100.1%		15,521,326
Net other assets (liabilities)—(0.1)%		(16,397)
NET ASSETS—100.0%		$15,504,929

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$232,831	1.5%
Air Freight & Logistics	99,384	0.6%
Automobile Components	9,359	0.1%
Automobiles	346,426	2.2%
Banks	876,520	5.6%
Beverages	241,571	1.6%
Biotechnology	326,680	2.1%
Broadline Retail	607,582	4.0%
Building Products	91,471	0.6%
Capital Markets	741,565	4.8%
Chemicals	320,704	2.0%
Commercial Services & Supplies	141,461	0.9%
Communications Equipment	126,183	0.8%
Construction Materials	90,858	0.6%
Consumer Finance	141,335	0.9%
Consumer Staples Distribution & Retail	593,868	3.8%
Containers & Packaging	60,997	0.4%
Distributors	13,954	0.1%
Diversified Telecommunication Services	198,450	1.3%
Electric Utilities	437,463	2.9%
Electrical Equipment	169,700	1.1%
Electronic Equipment, Instruments & Components	90,637	0.6%
Energy Equipment & Services	71,970	0.5%
Entertainment	188,994	1.2%
Financial Services	367,430	2.4%
Food Products	144,183	0.9%
Gas Utilities	15,422	0.1%
Ground Transportation	178,728	1.2%
Health Care Equipment & Supplies	399,907	2.6%
Health Care Providers & Services	506,539	3.3%
Health Care REITs	16,382	0.1%
Hotel & Resort REITs	6,471	NM
Hotels, Restaurants & Leisure	207,792	1.3%
Household Durables	81,580	0.5%
Household Products	264,995	1.7%
Independent Power/Renewable Electricity Producers	5,822	NM
Industrial Conglomerates	208,154	1.3%
	Value	% of Net Assets
Industrial REITs	$67,660	0.4%
Insurance	532,738	3.4%
Interactive Media & Services	4,359	NM
IT Services	227,241	1.5%
Leisure Products	6,314	NM
Life Sciences Tools & Services	299,864	1.9%
Machinery	320,769	2.0%
Media	111,649	0.7%
Metals & Mining	76,351	0.5%
Multi-Utilities	192,794	1.2%
Office REITs	10,024	0.1%
Oil, Gas & Consumable Fuels	865,603	5.5%
Passenger Airlines	58,557	0.4%
Personal Care Products	33,637	0.2%
Pharmaceuticals	448,865	2.9%
Professional Services	148,214	1.0%
Real Estate Management & Development	43,124	0.3%
Residential REITs	67,990	0.4%
Retail REITs	68,826	0.4%
Semiconductors & Semiconductor Equipment	450,568	2.9%
Software	620,842	4.0%
Specialized REITs	232,320	1.6%
Specialty Retail	395,783	2.6%
Technology Hardware, Storage & Peripherals	1,263,819	8.3%
Textiles, Apparel & Luxury Goods	64,580	0.4%
Tobacco	117,897	0.8%
Trading Companies & Distributors	63,451	0.4%
Water Utilities	14,486	0.1%
Wireless Telecommunication Services	55,633	0.4%
Other**	17,603	0.1%
Total	$15,504,929	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Materials :: 49

Common Stocks (97.7%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	2,084	$514,790
Albemarle Corp. (Chemicals)	1,888	267,039
Amcor PLC (Containers & Packaging)	37,028	308,814
Avery Dennison Corp. (Containers & Packaging)	1,240	225,531
Ball Corp. (Containers & Packaging)	4,299	227,718
CF Industries Holdings, Inc. (Chemicals)	2,502	193,505
Corteva, Inc. (Chemicals)	7,576	507,819
CRH PLC (Construction Materials)	5,244	654,451
Dow, Inc. (Chemicals)	11,401	266,555
DuPont de Nemours, Inc. (Chemicals)	6,721	270,184
Ecolab, Inc. (Chemicals)	1,994	523,465
Freeport-McMoRan, Inc. (Metals & Mining)	11,237	570,727
International Flavors & Fragrances, Inc. (Chemicals)	4,108	276,838
International Paper Co. (Containers & Packaging)	8,470	333,633
LyondellBasell Industries N.V.—Class A (Chemicals)	4,131	178,872
Martin Marietta Materials, Inc. (Construction Materials)	791	492,524
New Linde PLC (Chemicals)	3,653	1,557,603
Newmont Corp. (Metals & Mining)	8,536	852,320
Nucor Corp. (Metals & Mining)	3,001	489,493
Packaging Corp. of America (Containers & Packaging)	1,434	295,734
PPG Industries, Inc. (Chemicals)	3,600	368,856
Smurfit WestRock PLC (Containers & Packaging)	8,376	323,900
Steel Dynamics, Inc. (Metals & Mining)	2,202	373,129

Common Stocks, continued

	Shares	Value
The Mosaic Co. (Chemicals)	5,091	$122,642
The Sherwin-Williams Co. (Chemicals)	1,803	584,226
Vulcan Materials Co. (Construction Materials)	1,662	474,036
TOTAL COMMON STOCKS (Cost $5,274,105)		11,254,404

Repurchase Agreements(a) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $127,026	$127,000	$127,000
TOTAL REPURCHASE AGREEMENTS (Cost $127,000)		127,000
TOTAL INVESTMENT SECURITIES (Cost $5,401,105)—98.8%		11,381,404
Net other assets (liabilities)—1.2%		141,831
NET ASSETS—100.0%		$11,523,235

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	1/23/26	4.39%	$292,019	$(1,909)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Materials invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Chemicals	$5,632,394	48.9%
Construction Materials	1,621,011	14.1%
Containers & Packaging	1,715,330	14.9%
Metals & Mining	2,285,669	19.8%
Other**	268,831	2.3%
Total	$11,523,235	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

50 :: ProFund VP Mid-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $9,462,911	$9,461,000	$9,461,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,461,000)		9,461,000
TOTAL INVESTMENT SECURITIES (Cost $9,461,000)—100.3%		9,461,000
Net other assets (liabilities)—(0.3)%		(27,114)
NET ASSETS—100.0%		$9,433,886

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $1,108,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P MidCap 400 Futures Contracts	5	3/23/26	$1,662,600	$(32,294)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	1/27/26	4.29%	$3,136,743	$(44,465)
S&P MidCap 400	UBS AG	1/27/26	4.44%	4,632,980	(65,619)
				$7,769,723	$(110,084)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 51

Common Stocks (100.0%)

	Shares	Value
AAON, Inc. (Building Products)	563	$42,929
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	161	20,265
Acuity, Inc. (Electrical Equipment)	173	62,287
Advanced Drainage Systems, Inc. (Building Products)	333	48,228
AECOM (Construction & Engineering)	485	46,235
AeroVironment, Inc.* (Aerospace & Defense)	264	63,859
Affiliated Managers Group, Inc. (Capital Markets)	233	67,169
Agree Realty Corp. (Retail REITs)	429	30,900
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	650	17,147
American Financial Group, Inc. (Insurance)	230	31,436
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	454	17,924
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	2,775	49,367
API Group Corp.* (Industrial Support Services)	3,080	117,841
Appfolio, Inc.*—Class A (Software)	192	44,669
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	173	44,421
ATI, Inc. (Metals & Mining)	1,130	129,679
Autoliv, Inc. (Automobile Components)	361	42,851
Avis Budget Group, Inc.*(a) (Ground Transportation)	99	12,704
Belden, Inc. (Electronic Equipment, Instruments & Components)	151	17,599
BellRing Brands, Inc.* (Personal Care Products)	430	11,494
Bentley Systems, Inc.—Class B (Software)	781	29,807
BILL Holdings, Inc.* (Software)	364	19,853
BioMarin Pharmaceutical, Inc.* (Biotechnology)	911	54,141
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	83	25,148
Blackbaud, Inc. (Software)	153	9,688
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	481	41,000
Brixmor Property Group, Inc. (Retail REITs)	1,172	30,730
Bruker Corp.* (Life Sciences Tools & Services)	489	23,037
Burlington Stores, Inc.* (Specialty Retail)	315	90,989
BWX Technologies, Inc. (Aerospace & Defense)	760	131,358
CACI International, Inc.*—Class A (Professional Services)	184	98,037
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	476	11,614
Carlisle Cos., Inc. (Building Products)	150	47,979
Carpenter Technology Corp. (Metals & Mining)	414	130,344
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	309	170,788
Cava Group, Inc.* (Leisure Facilities & Services)	348	20,424
Celsius Holdings, Inc.* (Beverages)	1,331	60,880
Chart Industries, Inc.* (Machinery)	368	75,893
Chemed Corp. (Health Care Providers & Services)	58	24,816
Chewy, Inc.*—Class A (Specialty Retail)	1,255	41,478
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	102	9,717
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	552	62,807
Ciena Corp.* (Communications Equipment)	1,174	274,563

Common Stocks, continued

	Shares		Value
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	241		$28,559
Clean Harbors, Inc.* (Commercial Services & Supplies)	213		49,944
Coca-Cola Consolidated, Inc. (Beverages)	471		72,204
Cognex Corp. (Electronic Equipment, Instruments & Components)	697		25,078
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,308		241,418
Commerce Bancshares, Inc. (Banks)	—	(b)	3
CommVault Systems, Inc.* (Software)	223		27,955
COPT Defense Properties (Office REITs)	395		10,981
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	698		36,275
Crane Co. (Machinery)	208		38,361
Crane NXT Co. (Electronic Equipment, Instruments & Components)	177		8,331
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	182		15,565
CubeSmart (Specialized REITs)	854		30,787
Cullen/Frost Bankers, Inc. (Banks)	266		33,684
Curtiss-Wright Corp. (Aerospace & Defense)	306		168,688
Cytokinetics, Inc.* (Biotechnology)	483		30,690
Dick's Sporting Goods, Inc. (Specialty Retail)	220		43,553
DocuSign, Inc.* (Software)	987		67,511
Dolby Laboratories, Inc.*—Class A (Software)	229		14,706
Donaldson Co., Inc. (Machinery)	645		57,186
Doximity, Inc.*—Class A (Health Care Technology)	1,143		50,612
Dropbox, Inc.*—Class A (Software)	1,451		40,338
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	608		72,766
Duolingo, Inc.* (Diversified Consumer Services)	229		40,190
Dycom Industries, Inc.* (Construction & Engineering)	240		81,096
Dynatrace, Inc.* (Software)	2,509		108,740
Eagle Materials, Inc. (Construction Materials)	137		28,315
East West Bancorp, Inc. (Banks)	585		65,747
EastGroup Properties, Inc. (Industrial REITs)	274		48,810
EchoStar Corp.*—Class A (Media)	1,120		121,744
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,135		93,575
elf Beauty, Inc.* (Personal Care Products)	332		25,245
Encompass Health Corp. (Health Care Providers & Services)	837		88,839
EnerSys (Electrical Equipment)	307		45,052
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	504		42,462
EPR Properties (Specialized REITs)	329		16,417
Equitable Holdings, Inc. (Financial Services)	1,145		54,559
Equity LifeStyle Properties, Inc. (Residential REITs)	823		49,882
Esab Corp. (Machinery)	209		23,349
Essent Group, Ltd. (Financial Services)	338		21,973
Evercore, Inc. (Capital Markets)	199		67,709
Exelixis, Inc.* (Biotechnology)	2,231		97,785
ExlService Holdings, Inc.* (Professional Services)	1,320		56,021
Exponent, Inc. (Professional Services)	216		15,003
Fabrinet* (Electronic Equipment, Instruments & Components)	298		135,673

See accompanying notes to financial statements.

52 :: ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Federated Hermes, Inc.—Class B (Capital Markets)	614	$31,971
First Financial Bankshares, Inc. (Banks)	456	13,621
First Industrial Realty Trust, Inc. (Industrial REITs)	1,101	63,055
FirstCash Holdings, Inc. (Consumer Finance)	323	51,480
Five Below, Inc.* (Specialty Retail)	459	86,457
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	3,076	185,852
Flowserve Corp. (Machinery)	1,057	73,335
Fortune Brands Innovations, Inc. (Building Products)	570	28,511
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	979	37,271
FTI Consulting, Inc.* (Professional Services)	101	17,254
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,059	47,327
GATX Corp. (Trading Companies & Distributors)	173	29,341
Genpact, Ltd. (Professional Services)	627	29,331
Gentex Corp. (Automobile Components)	729	16,964
Globus Medical, Inc.* (Health Care Equipment & Supplies)	927	80,936
Graco, Inc. (Machinery)	703	57,625
Graham Holdings Co.—Class B (Diversified Consumer Services)	13	14,282
Grand Canyon Education, Inc.* (Diversified Consumer Services)	229	38,085
Guidewire Software, Inc.* (Software)	707	142,114
H&R Block, Inc. (Diversified Consumer Services)	548	23,882
Haemonetics Corp.* (Health Care Equipment & Supplies)	233	18,675
Halozyme Therapeutics, Inc.* (Biotechnology)	979	65,887
Hamilton Lane, Inc.—Class A (Capital Markets)	184	24,713
HealthEquity, Inc.* (Health Care Providers & Services)	716	65,593
Hecla Mining Co. (Metals & Mining)	5,576	107,003
Hexcel Corp. (Aerospace & Defense)	662	48,922
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	498	22,286
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,734	56,303
Houlihan Lokey, Inc. (Capital Markets)	240	41,806
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	239	38,316
IDACORP, Inc. (Electric Utilities)	233	29,488
Illumina, Inc.* (Life Sciences Tools & Services)	686	89,976
International Bancshares Corp. (Banks)	211	14,019
ITT, Inc. (Machinery)	706	122,497
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	506	86,020
Kinsale Capital Group, Inc. (Insurance)	184	71,966
Kirby Corp.* (Marine Transportation)	207	22,807
Knife River Corp. (Construction Materials)	189	13,296
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,405	106,654
Lamar Advertising Co.—Class A (Specialized REITs)	434	54,936
Lancaster Colony Corp. (Food Products)	85	13,976
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	380	25,289

Common Stocks, continued

	Shares	Value
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	671	$49,372
Lincoln Electric Holdings, Inc. (Machinery)	311	74,528
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	87	22,004
LivaNova PLC* (Health Care Equipment & Supplies)	454	27,935
Lumentum Holdings, Inc.* (Communications Equipment)	590	217,468
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	533	91,291
Manhattan Associates, Inc.* (Software)	305	52,860
Masimo Corp.* (Health Care Equipment & Supplies)	216	28,093
MasTec, Inc.* (Construction & Engineering)	511	111,075
Mattel, Inc.* (Leisure Products)	1,035	20,534
Maximus, Inc. (Professional Services)	253	21,839
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	186	104,467
MGIC Investment Corp. (Financial Services)	950	27,759
MKS, Inc. (Semiconductors & Semiconductor Equipment)	397	63,441
Morningstar, Inc. (Capital Markets)	98	21,296
MP Materials Corp.* (Metals & Mining)	661	33,394
MSA Safety, Inc. (Commercial Services & Supplies)	184	29,466
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	160	13,456
Mueller Industries, Inc. (Machinery)	665	76,342
National Fuel Gas Co. (Gas Utilities)	466	37,308
National Storage Affiliates Trust (Specialized REITs)	247	6,968
Neurocrine Biosciences, Inc.* (Biotechnology)	829	117,576
NewMarket Corp. (Chemicals)	65	44,672
Nexstar Media Group, Inc. (Media)	130	26,397
NEXTracker, Inc.*—Class A (Electrical Equipment)	802	69,862
NNN REIT, Inc. (Retail REITs)	679	26,909
NorthWestern Energy Group, Inc. (Multi-Utilities)	224	14,457
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	141	16,778
Nutanix, Inc.*—Class A (Software)	1,352	69,885
nVent Electric PLC (Electrical Equipment)	1,343	136,946
Okta, Inc.* (IT Services)	1,401	121,144
Old Republic International Corp. (Insurance)	984	44,910
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	511	56,011
Omega Healthcare Investors, Inc. (Health Care REITs)	1,329	58,927
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	196	30,941
Option Care Health, Inc.* (Health Care Providers & Services)	1,322	42,119
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	506	55,898
Oshkosh Corp. (Machinery)	241	30,277
Parsons Corp.* (Professional Services)	297	18,355

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 53

Common Stocks, continued

	Shares	Value
Paylocity Holding Corp.* (Professional Services)	367	$55,968
Pegasystems, Inc. (Software)	762	45,507
Penumbra, Inc.* (Health Care Equipment & Supplies)	326	101,357
Pinterest, Inc.*—Class A (Interactive Media & Services)	3,372	87,301
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	690	74,844
Primerica, Inc. (Insurance)	154	39,787
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	2,597	174,025
Qualys, Inc.* (Software)	298	39,604
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	896	82,333
Rb Global, Inc.* (Commercial Services & Supplies)	1,543	158,728
RBC Bearings, Inc.* (Machinery)	262	117,489
RenaissanceRe Holdings, Ltd. (Insurance)	199	55,951
Repligen Corp.* (Life Sciences Tools & Services)	241	39,490
Roivant Sciences, Ltd.* (Biotechnology)	2,115	45,896
Royal Gold, Inc. (Metals & Mining)	674	149,823
RPM International, Inc. (Chemicals)	438	45,552
Ryan Specialty Holdings, Inc.* (Insurance)	622	32,114
Sabra Health Care REIT, Inc. (Health Care REITs)	2,075	39,301
SEI Investments Co. (Capital Markets)	457	37,483
Service Corp. International (Diversified Consumer Services)	618	48,185
Shift4 Payments, Inc.*—Class A (Financial Services)	365	22,984
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	145	18,952
Simpson Manufacturing Co., Inc. (Building Products)	170	27,450
SLM Corp. (Consumer Finance)	930	25,166
Sotera Health Co.* (Life Sciences Tools & Services)	1,727	30,464
Spire, Inc. (Gas Utilities)	211	17,450
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	324	25,813
SPX Technologies, Inc.* (Machinery)	415	83,025
STAG Industrial, Inc. (Industrial REITs)	949	34,885
Sterling Infrastructure, Inc.* (Construction & Engineering)	255	78,089
Stifel Financial Corp. (Capital Markets)	466	58,353
Talen Energy Corp.* (Electric Utilities)	380	142,439
TechnipFMC PLC (Energy Equipment & Services)	3,365	149,945
Tempur Sealy International, Inc. (Household Durables)	1,747	155,972
Tenet Healthcare Corp.* (Health Care Providers & Services)	731	145,264
Tetra Tech, Inc. (Commercial Services & Supplies)	2,174	72,916
Texas Capital Bancshares, Inc.* (Banks)	187	16,931
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	551	91,465

Common Stocks, continued

	Shares	Value
The Brink's Co. (Commercial Services & Supplies)	245	$28,599
The Carlyle Group, Inc. (Capital Markets)	843	49,830
The Ensign Group, Inc. (Health Care Providers & Services)	479	83,442
The Hanover Insurance Group, Inc. (Insurance)	127	23,212
The New York Times Co.—Class A (Media)	1,345	93,370
TopBuild Corp.* (Household Durables)	232	96,788
TransUnion (Professional Services)	840	72,030
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	535	37,734
Twilio, Inc.*—Class A (Software)	1,262	179,507
TXNM Energy, Inc. (Electric Utilities)	334	19,666
UiPath, Inc.*—Class A (Software)	2,655	43,515
UL Solutions, Inc.*—Class A (Professional Services)	626	49,366
United Therapeutics Corp.* (Biotechnology)	359	174,922
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	162	18,918
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	147	19,522
Valaris, Ltd.* (Energy Equipment & Services)	538	27,115
Valmont Industries, Inc. (Construction & Engineering)	99	39,830
Valvoline, Inc.* (Specialty Retail)	1,058	30,745
Vontier Corp. (Electronic Equipment, Instruments & Components)	531	19,743
Warner Music Group Corp.—Class A (Entertainment)	644	19,751
Watts Water Technologies, Inc.—Class A (Machinery)	228	62,933
Weatherford International PLC* (Energy Equipment & Services)	251	19,643
WEX, Inc.* (Financial Services)	168	25,029
Wingstop, Inc. (Hotels, Restaurants & Leisure)	231	55,091
Woodward, Inc. (Aerospace & Defense)	499	150,858
WP Carey, Inc. (Equity REIT—Diversified)	967	62,236
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	333	25,161
XPO, Inc.* (Ground Transportation)	977	132,784
YETI Holdings, Inc.* (Leisure Products)	382	16,873
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,325	13,475
TOTAL COMMON STOCKS (Cost $9,853,423)		13,579,547

Repurchase Agreements(c) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $74,015	$74,000	$74,000
TOTAL REPURCHASE AGREEMENTS (Cost $74,000)		74,000

See accompanying notes to financial statements.

54 :: ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2025

Collateral for Securities Loaned(d)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.79%(e)	4,471	$4,471
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,471)		4,471
TOTAL INVESTMENT SECURITIES (Cost $9,931,894)—100.5%		13,658,018
Net other assets (liabilities)—(0.5)%		(64,726)
NET ASSETS—100.0%		$13,593,292

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $4,363.

(b)  Number of shares is less than 0.50.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at December 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2025.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

ProFund VP Mid-Cap Growth invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$670,339	4.9%
Automobile Components	59,815	0.4%
Banks	144,005	1.1%
Beverages	133,084	1.0%
Biotechnology	586,897	4.3%
Broadline Retail	56,011	0.4%
Building Products	195,097	1.4%
Capital Markets	400,330	2.9%
Chemicals	90,224	0.7%
Commercial Services & Supplies	339,653	2.5%
Communications Equipment	492,031	3.6%
Construction & Engineering	356,325	2.6%
Construction Materials	41,611	0.3%
Consumer Finance	76,646	0.6%
Consumer Staples Distribution & Retail	196,601	1.4%
Diversified Consumer Services	164,624	1.2%
Diversified Telecommunication Services	37,271	0.3%
Electric Utilities	191,593	1.4%
Electrical Equipment	314,147	2.3%
Electronic Equipment, Instruments & Components	672,476	4.9%
Energy Equipment & Services	196,703	1.4%
Entertainment	19,751	0.1%
Equity REIT—Diversified	62,236	0.5%
Financial Services	152,304	1.1%
Food Products	13,976	0.1%
Gas Utilities	54,758	0.4%
Ground Transportation	145,488	1.1%
Health Care Equipment & Supplies	282,285	2.1%
Health Care Providers & Services	506,376	3.7%
Health Care REITs	98,228	0.7%
Health Care Technology	50,612	0.4%
Hotels, Restaurants & Leisure	477,943	3.5%
Household Durables	252,760	1.9%
Independent Power/Renewable Electricity Producers	55,898	0.4%
	Value	% of Net Assets
Industrial REITs	$146,750	1.0%
Industrial Support Services	117,841	0.9%
Insurance	299,376	2.2%
Interactive Media & Services	100,776	0.7%
IT Services	121,144	0.9%
Leisure Facilities & Services	20,424	0.2%
Leisure Products	37,407	0.3%
Life Sciences Tools & Services	312,582	2.3%
Machinery	892,840	6.7%
Marine Transportation	22,807	0.2%
Media	241,511	1.8%
Metals & Mining	550,243	4.0%
Multi-Utilities	14,457	0.1%
Office REITs	10,981	0.1%
Oil, Gas & Consumable Fuels	122,133	0.9%
Personal Care Products	36,739	0.3%
Pharmaceuticals	179,595	1.3%
Professional Services	433,204	3.2%
Residential REITs	49,882	0.4%
Retail REITs	88,539	0.7%
Semiconductors & Semiconductor Equipment	461,340	3.4%
Software	936,259	7.0%
Specialized REITs	156,435	1.1%
Specialty Retail	313,487	2.3%
Technology Hardware, Storage & Peripherals	174,025	1.3%
Textiles, Apparel & Luxury Goods	27,179	0.2%
Trading Companies & Distributors	123,493	0.9%
Other**	13,745	NM
Total	$13,593,292	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 55

Common Stocks (100.0%)

	Shares	Value
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	181	$22,782
Acuity, Inc. (Electrical Equipment)	63	22,683
Advanced Drainage Systems, Inc. (Building Products)	206	29,835
AECOM (Construction & Engineering)	485	46,235
AGCO Corp. (Machinery)	406	42,354
Agree Realty Corp. (Retail REITs)	414	29,821
Alaska Air Group, Inc.* (Passenger Airlines)	759	38,178
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	2,592	44,505
Alcoa Corp. (Metals & Mining)	1,697	90,178
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	301	7,940
Ally Financial, Inc. (Consumer Finance)	1,836	83,152
American Airlines Group, Inc.* (Passenger Airlines)	4,327	66,333
American Financial Group, Inc. (Insurance)	272	37,177
American Homes 4 Rent—Class A (Residential REITs)	2,136	68,565
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	387	15,279
Annaly Capital Management, Inc. (Mortgage REITs)	4,475	100,061
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,920	66,162
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	111	28,501
AptarGroup, Inc. (Containers & Packaging)	429	52,321
Aramark (Hotels, Restaurants & Leisure)	1,722	63,472
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	337	37,131
ASGN, Inc.* (IT Services)	279	13,439
Ashland, Inc. (Chemicals)	299	17,542
Associated Banc-Corp. (Banks)	1,072	27,615
Autoliv, Inc. (Automobile Components)	174	20,654
AutoNation, Inc.* (Specialty Retail)	179	36,960
Avantor, Inc.* (Life Sciences Tools & Services)	4,470	51,226
Avient Corp. (Chemicals)	600	18,744
Avis Budget Group, Inc.*(a) (Ground Transportation)	33	4,235
Avnet, Inc. (Electronic Equipment, Instruments & Components)	533	25,627
Axalta Coating Systems, Ltd.* (Chemicals)	1,398	45,169
Bank OZK (Banks)	693	31,892
Bath & Body Works, Inc. (Retail—Discretionary)	1,353	27,168
Belden, Inc. (Electronic Equipment, Instruments & Components)	139	16,200
BellRing Brands, Inc.* (Personal Care Products)	489	13,071
Bentley Systems, Inc.—Class B (Software)	361	13,778
BILL Holdings, Inc.* (Software)	298	16,253
BioMarin Pharmaceutical, Inc.* (Biotechnology)	541	32,152
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	54	16,361
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	863	77,696
Black Hills Corp. (Multi-Utilities)	494	34,294

Common Stocks, continued

	Shares	Value
Blackbaud, Inc. (Software)	120	$7,598
Booz Allen Hamilton Holding Corporation (Professional Services)	795	67,067
BorgWarner, Inc. (Automobile Components)	1,402	63,174
Brighthouse Financial, Inc.* (Insurance)	375	24,296
Brixmor Property Group, Inc. (Retail REITs)	1,084	28,422
Bruker Corp.* (Life Sciences Tools & Services)	341	16,065
Brunswick Corp. (Leisure Products)	426	31,626
Burlington Stores, Inc.* (Specialty Retail)	159	45,927
Cabot Corp. (Chemicals)	349	23,132
Cadence Bank (Banks)	1,220	52,265
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	406	9,906
Carlisle Cos., Inc. (Building Products)	156	49,898
Cava Group, Inc.* (Leisure Facilities & Services)	379	22,244
Chemed Corp. (Health Care Providers & Services)	48	20,537
Chewy, Inc.*—Class A (Specialty Retail)	486	16,062
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	56	5,335
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	372	34,484
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	144	17,064
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	503	13,626
Clean Harbors, Inc.* (Commercial Services & Supplies)	161	37,751
Cleveland-Cliffs, Inc.* (Metals & Mining)	3,734	49,588
CNH Industrial N.V. (Machinery)	5,800	53,475
CNO Financial Group, Inc. (Insurance)	625	26,544
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	884	32,505
Cognex Corp. (Electronic Equipment, Instruments & Components)	549	19,753
Columbia Banking System, Inc. (Banks)	1,961	54,810
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	166	9,145
Comerica, Inc. (Banks)	837	72,760
Commerce Bancshares, Inc. (Banks)	848	44,366
Commercial Metals Co. (Metals & Mining)	727	50,323
CommVault Systems, Inc.* (Software)	113	14,166
Concentrix Corp. (Professional Services)	290	12,058
COPT Defense Properties (Office REITs)	429	11,926
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	699	36,327
Corebridge Financial, Inc (Financial Services)	1,752	52,858
Coty, Inc.—Class A (Personal Care Products)	2,411	7,426
Cousins Properties, Inc. (Office REITs)	1,100	28,358
Crane Co. (Machinery)	157	28,956
Crane NXT Co. (Electronic Equipment, Instruments & Components)	185	8,708
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	198	16,933
Crown Holdings, Inc. (Containers & Packaging)	747	76,919
CubeSmart (Specialized REITs)	822	29,633
Cullen/Frost Bankers, Inc. (Banks)	210	26,592
Cytokinetics, Inc.* (Biotechnology)	349	22,175
Darling Ingredients, Inc.* (Food Products)	1,037	37,332

See accompanying notes to financial statements.

56 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,309	$14,962
Dick's Sporting Goods, Inc. (Specialty Retail)	260	51,472
DocuSign, Inc.* (Software)	540	36,936
Dolby Laboratories, Inc.*—Class A (Software)	220	14,128
Donaldson Co., Inc. (Machinery)	251	22,254
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	187	22,380
Duolingo, Inc.* (Diversified Consumer Services)	82	14,391
Eagle Materials, Inc. (Construction Materials)	103	21,288
East West Bancorp, Inc. (Banks)	441	49,564
EastGroup Properties, Inc. (Industrial REITs)	133	23,693
elf Beauty, Inc.* (Personal Care Products)	128	9,733
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	595	50,129
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,078	23,403
EPR Properties (Specialized REITs)	240	11,976
Equitable Holdings, Inc. (Financial Services)	977	46,554
Equity LifeStyle Properties, Inc. (Residential REITs)	623	37,760
Esab Corp. (Machinery)	210	23,461
Essent Group, Ltd. (Financial Services)	367	23,859
Essential Utilities, Inc. (Water Utilities)	1,854	71,119
Euronet Worldwide, Inc.* (Financial Services)	257	19,560
Evercore, Inc. (Capital Markets)	96	32,664
Exponent, Inc. (Professional Services)	157	10,905
F&G Annuities & Life, Inc. (Insurance)	1	26
F.N.B. Corp. (Banks)	2,348	40,151
Fidelity National Financial, Inc. (Insurance)	1,670	91,166
First American Financial Corp. (Insurance)	667	40,980
First Financial Bankshares, Inc. (Banks)	496	14,816
First Horizon Corp. (Banks)	3,226	77,101
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	707	43,049
Flowers Foods, Inc. (Food Products)	1,385	15,069
Fluor Corp. (Construction & Engineering)	1,056	41,849
Fortune Brands Innovations, Inc. (Building Products)	338	16,907
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	869	33,083
FTI Consulting, Inc.* (Professional Services)	119	20,329
GameStop Corp.—Class A (Specialty Retail)	2,701	54,237
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,019	45,540
GATX Corp. (Trading Companies & Distributors)	98	16,621
Genpact, Ltd. (Professional Services)	558	26,103
Gentex Corp. (Automobile Components)	862	20,059
Glacier Bancorp, Inc. (Banks)	843	37,134
Graco, Inc. (Machinery)	532	43,608
Graham Holdings Co.—Class B (Diversified Consumer Services)	11	12,085
Graphic Packaging Holding Co. (Containers & Packaging)	1,935	29,141
Greif, Inc.—Class A (Containers & Packaging)	171	11,577
GXO Logistics, Inc.* (Air Freight & Logistics)	749	39,427
H&R Block, Inc. (Diversified Consumer Services)	398	17,345

Common Stocks, continued

	Shares	Value
Haemonetics Corp.* (Health Care Equipment & Supplies)	122	$9,778
Hamilton Lane, Inc.—Class A (Capital Markets)	123	16,520
Hancock Whitney Corp. (Banks)	548	34,897
Harley-Davidson, Inc. (Automobiles)	774	15,859
Healthcare Realty Trust, Inc. (Health Care REITs)	2,305	39,070
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,025	47,232
Home BancShares, Inc. (Banks)	1,198	33,280
Houlihan Lokey, Inc. (Capital Markets)	168	29,264
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	86	13,788
IDACORP, Inc. (Electric Utilities)	170	21,515
Illumina, Inc.* (Life Sciences Tools & Services)	460	60,335
Independence Realty Trust, Inc. (Residential REITs)	1,566	27,374
Ingredion, Inc. (Food Products)	417	45,978
International Bancshares Corp. (Banks)	188	12,491
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	166	11,886
Janus Henderson Group PLC (Capital Markets)	809	38,484
Jefferies Financial Group, Inc. (Capital Markets)	1,081	66,990
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	309	103,969
KB Home (Household Durables)	424	23,918
KBR, Inc. (Professional Services)	832	33,446
Kemper Corp. (Insurance)	383	15,527
Kilroy Realty Corp. (Office REITs)	714	26,682
Kirby Corp.* (Marine Transportation)	192	21,155
Kite Realty Group Trust (Retail REITs)	1,419	34,014
Knife River Corp. (Construction Materials)	222	15,618
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,064	55,626
Kyndryl Holdings, Inc.* (IT Services)	1,498	39,787
Lamar Advertising Co.—Class A (Specialized REITs)	228	28,860
Lancaster Colony Corp. (Food Products)	66	10,852
Landstar System, Inc. (Ground Transportation)	225	32,333
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	135	8,984
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	367	27,004
Lear Corp. (Automobile Components)	339	38,849
Lincoln Electric Holdings, Inc. (Machinery)	115	27,559
Lithia Motors, Inc.—Class A (Specialty Retail)	158	52,508
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	95	24,027
Louisiana-Pacific Corp. (Paper & Forest Products)	416	33,596
Macy's, Inc. (Broadline Retail)	1,760	38,808
Manhattan Associates, Inc.* (Software)	154	26,690
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	1,204	54,156
Masimo Corp.* (Health Care Equipment & Supplies)	128	16,648

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 57

Common Stocks, continued

	Shares	Value
Matador Resources Co. (Oil, Gas & Consumable Fuels)	766	$32,509
Mattel, Inc.* (Leisure Products)	1,223	24,264
Maximus, Inc. (Professional Services)	170	14,674
MGIC Investment Corp. (Financial Services)	719	21,009
MKS, Inc. (Semiconductors & Semiconductor Equipment)	127	20,295
Morningstar, Inc. (Capital Markets)	80	17,385
MP Materials Corp.* (Metals & Mining)	361	18,238
MSA Safety, Inc. (Commercial Services & Supplies)	97	15,534
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	174	14,633
Mueller Industries, Inc. (Machinery)	204	23,419
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	879	27,469
Murphy USA, Inc. (Specialty Retail)	112	45,194
National Fuel Gas Co. (Gas Utilities)	225	18,014
National Storage Affiliates Trust (Specialized REITs)	269	7,588
New Jersey Resources Corp. (Gas Utilities)	659	30,393
New York Community Bancorp, Inc. (Banks)	1,963	24,714
Nexstar Media Group, Inc. (Media)	85	17,259
NEXTracker, Inc.*—Class A (Electrical Equipment)	340	29,617
NNN REIT, Inc. (Retail REITs)	710	28,137
NorthWestern Energy Group, Inc. (Multi-Utilities)	226	14,586
NOV, Inc. (Energy Equipment & Services)	2,392	37,387
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	124	14,755
Nutanix, Inc.*—Class A (Software)	710	36,700
OGE Energy Corp. (Electric Utilities)	1,319	56,321
Old National Bancorp (Banks)	2,280	50,867
Old Republic International Corp. (Insurance)	716	32,678
Olin Corp. (Chemicals)	749	15,602
Omega Healthcare Investors, Inc. (Health Care REITs)	891	39,507
ONE Gas, Inc. (Gas Utilities)	394	30,437
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	168	26,520
Oshkosh Corp. (Machinery)	223	28,015
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,660	65,055
Owens Corning (Building Products)	538	60,208
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,311	13,713
Parsons Corp.* (Professional Services)	115	7,107
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	540	14,645
Penske Automotive Group, Inc. (Specialty Retail)	121	19,153
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,028	92,437
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	4,551	63,851
Pilgrim's Pride Corp.* (Food Products)	280	10,917
Pinnacle Financial Partners, Inc. (Banks)	976	93,120
Pinterest, Inc.*—Class A (Interactive Media & Services)	1,249	32,336
Polaris, Inc. (Leisure Products)	351	22,201
Portland General Electric Co. (Electric Utilities)	737	35,369

Common Stocks, continued

	Shares	Value
Post Holdings, Inc.* (Food Products)	313	$31,003
PotlatchDeltic Corp. (Specialized REITs)	466	18,537
Primerica, Inc. (Insurance)	88	22,736
Prosperity Bancshares, Inc. (Banks)	623	43,056
PVH Corp. (Textiles, Apparel & Luxury Goods)	316	21,178
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,553	54,759
Rayonier, Inc. (Specialized REITs)	974	21,087
Regal Rexnord Corp. (Electrical Equipment)	435	61,039
Reinsurance Group of America, Inc. (Insurance)	430	87,488
Reliance, Inc. (Metals & Mining)	342	98,793
RenaissanceRe Holdings, Ltd. (Insurance)	145	40,768
Repligen Corp.* (Life Sciences Tools & Services)	156	25,562
Rexford Industrial Realty, Inc. (Industrial REITs)	1,522	58,931
RH* (Specialty Retail)	100	17,915
RLI Corp. (Insurance)	601	38,452
Roivant Sciences, Ltd.* (Biotechnology)	1,207	26,192
RPM International, Inc. (Chemicals)	495	51,480
Ryan Specialty Holdings, Inc.* (Insurance)	252	13,011
Ryder System, Inc. (Ground Transportation)	264	50,527
Saia, Inc.* (Ground Transportation)	175	57,140
Science Applications International Corp. (Professional Services)	302	30,399
SEI Investments Co. (Capital Markets)	250	20,505
Selective Insurance Group, Inc. (Insurance)	396	33,133
Sensata Technologies Holding PLC (Electrical Equipment)	954	31,759
Service Corp. International (Diversified Consumer Services)	431	33,605
Shift4 Payments, Inc.*—Class A (Financial Services)	155	9,760
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	101	13,201
Siligan Holdings, Inc. (Containers & Packaging)	574	23,172
Simpson Manufacturing Co., Inc. (Building Products)	139	22,444
SLM Corp. (Consumer Finance)	599	16,209
Sonoco Products Co. (Containers & Packaging)	646	28,191
SouthState Bank Corp. (Banks)	659	62,018
Southwest Gas Holdings, Inc. (Gas Utilities)	421	33,688
Spire, Inc. (Gas Utilities)	220	18,194
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	382	30,434
STAG Industrial, Inc. (Industrial REITs)	477	17,535
Starwood Property Trust, Inc. (Mortgage REITs)	2,282	41,099
Stifel Financial Corp. (Capital Markets)	300	37,566
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	256	18,949
Taylor Morrison Home Corp.* (Household Durables)	640	37,677
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	496	74,513
Terex Corp. (Machinery)	429	22,900
Texas Capital Bancshares, Inc.* (Banks)	152	13,762
The Boston Beer Co., Inc.*—Class A (Beverages)	50	9,757

See accompanying notes to financial statements.

58 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
The Brink's Co. (Commercial Services & Supplies)	80	$9,338
The Carlyle Group, Inc. (Capital Markets)	1,038	61,356
The Gap, Inc. (Specialty Retail)	1,483	37,965
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,878	16,451
The Hanover Insurance Group, Inc. (Insurance)	133	24,308
The Middleby Corp.* (Machinery)	304	45,196
The Scotts Miracle-Gro Co. (Chemicals)	292	17,038
The Timken Co. (Machinery)	416	34,998
The Toro Co. (Machinery)	641	50,460
Thor Industries, Inc. (Automobiles)	346	35,524
Toll Brothers, Inc. (Household Durables)	631	85,323
TransUnion (Professional Services)	611	52,394
Trex Co., Inc.* (Building Products)	703	24,661
TXNM Energy, Inc. (Electric Utilities)	379	22,316
UFP Industries, Inc. (Building Products)	382	34,781
UGI Corp. (Gas Utilities)	1,408	52,701
UiPath, Inc.*—Class A (Software)	659	10,801
UMB Financial Corp. (Banks)	468	53,839
United Bankshares, Inc. (Banks)	919	35,290
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	162	18,918
Unum Group (Insurance)	1,009	78,198
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	1,461	110,042
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	120	15,936
Valley National Bancorp (Banks)	3,144	36,722
Valmont Industries, Inc. (Construction & Engineering)	52	20,921
VF Corp. (Textiles, Apparel & Luxury Goods)	2,152	38,909
Viper Energy, Inc.—Class A (Oil & Gas Producers)	1,104	42,648
Visteon Corp. (Automobile Components)	179	17,023
Vontier Corp. (Electronic Equipment, Instruments & Components)	532	19,780
Vornado Realty Trust (Office REITs)	1,057	35,177
Voya Financial, Inc. (Financial Services)	624	46,482
Warner Music Group Corp.—Class A (Entertainment)	449	13,771
Watsco, Inc. (Trading Companies & Distributors)	228	76,825
Weatherford International PLC* (Energy Equipment & Services)	272	21,287
Webster Financial Corp. (Banks)	1,057	66,528
WESCO International, Inc. (Trading Companies & Distributors)	319	78,040
Western Alliance Bancorp (Banks)	677	56,915
Westlake Corp. (Chemicals)	218	16,119
WEX, Inc.* (Financial Services)	92	13,706
Whirlpool Corp.(a) (Household Durables)	368	26,548
Wintrust Financial Corp. (Banks)	439	61,381
WP Carey, Inc. (Equity REIT—Diversified)	675	43,443
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	233	17,605
YETI Holdings, Inc.* (Leisure Products)	209	9,232
Zions Bancorp N.A. (Banks)	967	56,608
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	756	7,689
TOTAL COMMON STOCKS (Cost $8,163,123)		10,292,956
Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $13,003	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000

Collateral for Securities Loaned(c) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.79%(d)	29,460	$29,460
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $29,460)		29,460
TOTAL INVESTMENT SECURITIES (Cost $8,205,583)—100.4%		10,335,416
Net other assets (liabilities)—(0.4)%		(42,454)
NET ASSETS—100.0%		$10,292,962

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $28,810.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at December 31, 2025.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2025.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 59

ProFund VP Mid-Cap Value invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Air Freight & Logistics	$39,427	0.4%
Automobile Components	176,210	1.7%
Automobiles	51,383	0.5%
Banks	1,264,554	12.3%
Beverages	9,757	0.1%
Biotechnology	80,519	0.8%
Broadline Retail	38,808	0.4%
Building Products	238,734	2.3%
Capital Markets	320,734	3.1%
Chemicals	204,826	2.0%
Commercial Services & Supplies	62,623	0.6%
Construction & Engineering	109,005	1.1%
Construction Materials	36,906	0.4%
Consumer Finance	99,361	1.0%
Consumer Staples Distribution & Retail	409,270	3.9%
Containers & Packaging	221,321	2.2%
Diversified Consumer Services	77,426	0.8%
Diversified Telecommunication Services	33,083	0.3%
Electric Utilities	135,521	1.3%
Electrical Equipment	145,098	1.4%
Electronic Equipment, Instruments & Components	252,380	2.5%
Energy Equipment & Services	58,674	0.6%
Entertainment	13,771	0.1%
Equity REIT—Diversified	43,443	0.4%
Financial Services	233,788	2.3%
Food Products	151,151	1.5%
Gas Utilities	183,427	1.8%
Ground Transportation	199,861	1.9%
Health Care Equipment & Supplies	73,775	0.7%
Health Care Providers & Services	20,537	0.2%
Health Care REITs	78,577	0.8%
Hotel & Resort REITs	13,713	0.1%
Hotels, Restaurants & Leisure	116,136	1.1%
Household Durables	173,466	1.7%
Industrial REITs	100,159	1.0%
Insurance	606,488	5.9%
Interactive Media & Services	40,025	0.4%
	Value	% of Net Assets
IT Services	$53,226	0.5%
Leisure Facilities & Services	22,244	0.2%
Leisure Products	87,323	0.8%
Life Sciences Tools & Services	169,549	1.6%
Machinery	446,655	4.4%
Marine Transportation	21,155	0.2%
Media	17,259	0.2%
Metals & Mining	307,120	2.9%
Mortgage REITs	141,160	1.4%
Multi-Utilities	48,880	0.5%
Office REITs	102,143	1.0%
Oil & Gas Producers	42,648	0.4%
Oil, Gas & Consumable Fuels	474,677	4.6%
Paper & Forest Products	33,596	0.3%
Passenger Airlines	104,511	1.0%
Personal Care Products	30,230	0.3%
Professional Services	274,482	2.7%
Real Estate Management & Development	103,969	1.0%
Residential REITs	133,699	1.3%
Retail—Discretionary	27,168	0.3%
Retail REITs	120,394	1.2%
Semiconductors & Semiconductor Equipment	215,299	2.1%
Software	177,050	1.7%
Specialized REITs	163,221	1.5%
Specialty Retail	443,224	4.3%
Textiles, Apparel & Luxury Goods	96,071	0.9%
Trading Companies & Distributors	250,947	2.4%
Water Utilities	71,119	0.7%
Other**	6	NM
Total	$10,292,962	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

60 :: ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (76.1%)

	Shares	Value
Adobe, Inc.* (Software)	2,985	$1,044,720
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,609	2,486,183
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	3,033	411,639
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	942	374,586
Alphabet, Inc.—Class A (Interactive Media & Services)	15,028	4,703,764
Alphabet, Inc.—Class C (Interactive Media & Services)	13,966	4,382,531
Amazon.com, Inc.* (Broadline Retail)	27,612	6,373,401
American Electric Power Co., Inc. (Electric Utilities)	3,808	439,101
Amgen, Inc. (Biotechnology)	3,839	1,256,543
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,492	947,030
Apple, Inc. (Technology Hardware, Storage & Peripherals)	38,167	10,376,081
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,681	1,459,960
AppLovin Corp.*—Class A (Software)	2,193	1,477,687
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	987	107,889
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	626	669,732
AstraZeneca PLCADR (Pharmaceuticals)	4,162	382,613
Atlassian Corp.*—Class A (Software)	1,198	194,244
Autodesk, Inc.* (Software)	1,512	447,567
Automatic Data Processing, Inc. (Professional Services)	2,884	741,851
Axon Enterprise, Inc.* (Aerospace & Defense)	563	319,745
Baker Hughes Co. (Energy Equipment & Services)	7,036	320,420
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	230	1,231,725
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	12,198	4,221,728
Cadence Design Systems, Inc.* (Software)	1,941	606,718
Charter Communications, Inc.*—Class A (Media)	923	192,676
Cintas Corp. (Commercial Services & Supplies)	2,866	539,009
Cisco Systems, Inc. (Communications Equipment)	28,174	2,170,243
Coca-Cola European Partners PLC (Beverages)	3,267	296,317
Cognizant Technology Solutions Corp.— Class A (IT Services)	3,442	285,686
Comcast Corp.—Class A (Media)	25,916	774,629
Constellation Energy Corp. (Electric Utilities)	2,227	786,733
Copart, Inc.* (Commercial Services & Supplies)	6,903	270,252

Common Stocks, continued

	Shares	Value
CoStar Group, Inc.* (Real Estate Management & Development)	3,022	$203,199
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	3,160	2,724,994
Crowdstrike Holdings, Inc.*—Class A (Software)	1,790	839,080
CSX Corp. (Ground Transportation)	13,278	481,327
Datadog, Inc.*—Class A (Software)	2,321	315,633
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,781	184,575
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,043	307,124
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,897	656,113
Electronic Arts, Inc. (Entertainment)	1,783	364,320
Exelon Corp. (Electric Utilities)	7,204	314,022
Fastenal Co. (Trading Companies & Distributors)	8,185	328,464
Ferrovial SE (Construction & Engineering)	5,232	338,040
Fortinet, Inc.* (Software)	5,303	421,111
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	3,248	266,401
Gilead Sciences, Inc. (Biotechnology)	8,847	1,085,881
Honeywell International, Inc. (Industrial Conglomerates)	4,527	883,172
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	569	384,946
Insmed, Inc.* (Biotechnology)	1,521	264,715
Intel Corp. (Semiconductors & Semiconductor Equipment)	34,014	1,255,117
Intuit, Inc. (Software)	1,984	1,314,241
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,528	1,431,758
Keurig Dr Pepper, Inc. (Beverages)	9,686	271,305
KLA Corp. (Semiconductors & Semiconductor Equipment)	937	1,138,530
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	8,956	1,533,088
Linde PLC (Chemicals)	3,330	1,419,879
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,913	593,489
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,147	522,372
MercadoLibre, Inc.* (Broadline Retail)	362	729,162
Meta Platforms, Inc.—Class A (Interactive Media & Services)	7,586	5,007,443
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,854	245,577
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,025	2,290,415
Microsoft Corp. (Software)	19,199	9,285,020
MicroStrategy, Inc.*—Class A (Software)	1,909	290,073
Mondelez International, Inc.—Class A (Food Products)	9,201	495,290
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	342	309,975

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Nasdaq-100 :: 61

Common Stocks, continued

	Shares	Value
Monster Beverage Corp.* (Beverages)	6,967	$534,160
Netflix, Inc.* (Entertainment)	30,215	2,832,959
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	62,766	11,705,859
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,795	389,623
Old Dominion Freight Line, Inc. (Ground Transportation)	1,491	233,789
O'Reilly Automotive, Inc.* (Specialty Retail)	6,019	548,993
PACCAR, Inc. (Machinery)	3,745	410,115
Palantir Technologies, Inc.*—Class A (Software)	16,289	2,895,370
Palo Alto Networks, Inc.* (Software)	4,970	915,474
Paychex, Inc. (Professional Services)	2,566	287,854
PayPal Holdings, Inc.* (Financial Services)	6,672	389,511
PDD Holdings, Inc.*ADR (Broadline Retail)	4,763	540,077
PepsiCo, Inc. (Beverages)	9,750	1,399,320
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,637	1,306,309
Regeneron Pharmaceuticals, Inc. (Biotechnology)	736	568,096
Roper Technologies, Inc. (Software)	768	341,860
Ross Stores, Inc. (Specialty Retail)	2,319	417,745
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,523	419,419
Shopify, Inc.*—Class A (IT Services)	8,718	1,403,336
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,108	682,775
Synopsys, Inc.* (Software)	1,325	622,379
Take-Two Interactive Software, Inc.* (Entertainment)	1,318	337,448
Tesla, Inc.* (Automobiles)	11,426	5,138,501
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,479	1,124,042
The Kraft Heinz Co. (Food Products)	8,440	204,670
Thomson Reuters Corp. (Professional Services)	3,172	418,355
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	7,976	1,619,447

Common Stocks, continued

	Shares	Value
Verisk Analytics, Inc. (Professional Services)	994	$222,348
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,808	819,675
Warner Bros. Discovery, Inc.* (Entertainment)	17,670	509,249
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,438	419,994
Workday, Inc.*—Class A (Software)	1,519	326,251
Xcel Energy, Inc. (Electric Utilities)	4,218	311,541
Zscaler, Inc.* (Software)	1,137	255,734
TOTAL COMMON STOCKS (Cost $33,512,663)		129,341,132

Repurchase Agreements(a)(b) (22.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $37,657,605	$37,650,000	$37,650,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,650,000)		37,650,000
TOTAL INVESTMENT SECURITIES (Cost $71,162,663)—98.3%		166,991,132
Net other assets (liabilities)—1.7%		2,802,722
NET ASSETS—100.0%		$169,793,854

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $3,115,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq-100 Futures Contracts	30	3/23/26	$15,274,050	$(357,928)

See accompanying notes to financial statements.

62 :: ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: December 31, 2025

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	1/27/26	4.39%	$17,119,398	$(193,880)
Nasdaq-100 Index	UBS AG	1/27/26	4.44%	8,004,202	(89,078)
				$25,123,600	$(282,958)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$319,745	0.2%
Automobiles	5,138,501	3.0%
Beverages	2,501,102	1.5%
Biotechnology	4,369,496	2.6%
Broadline Retail	7,642,640	4.5%
Chemicals	1,419,879	0.8%
Commercial Services & Supplies	809,261	0.5%
Communications Equipment	2,170,243	1.3%
Construction & Engineering	338,040	0.2%
Consumer Staples Distribution & Retail	2,724,994	1.6%
Electric Utilities	1,851,397	1.1%
Energy Equipment & Services	320,420	0.2%
Entertainment	4,043,976	2.4%
Financial Services	389,511	0.2%
Food Products	699,960	0.4%
Ground Transportation	715,116	0.4%
Health Care Equipment & Supplies	2,267,680	1.3%
Hotels, Restaurants & Leisure	3,575,741	2.1%
Industrial Conglomerates	883,172	0.5%
Interactive Media & Services	14,093,738	8.2%
IT Services	1,689,022	1.0%
Machinery	410,115	0.2%
	Value	% of Net Assets
Media	$967,305	0.6%
Oil, Gas & Consumable Fuels	307,124	0.2%
Pharmaceuticals	382,613	0.2%
Professional Services	1,670,408	1.0%
Real Estate Management & Development	203,199	0.1%
Semiconductors & Semiconductor Equipment	31,713,429	18.7%
Software	21,593,162	12.7%
Specialty Retail	966,738	0.6%
Technology Hardware, Storage & Peripherals	11,215,494	6.6%
Trading Companies & Distributors	328,464	0.2%
Wireless Telecommunication Services	1,619,447	1.0%
Other**	40,452,722	23.9%
Total	$169,793,854	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Pharmaceuticals :: 63

Common Stocks (97.9%)

	Shares	Value
Alumis, Inc.* (Pharmaceuticals)	3,341	$32,608
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	15,536	195,754
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	6,233	166,920
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	14,339	173,215
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,313	182,588
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	20,630	133,270
Arvinas, Inc.* (Pharmaceuticals)	14,321	169,847
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	8,831	190,308
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,271	232,135
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,704	199,794
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	3,883	179,783
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,224	77,395
CorMedix, Inc.* (Pharmaceuticals)	14,413	167,623
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	3,947	183,733
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	7,991	198,297
Elanco Animal Health, Inc.* (Pharmaceuticals)	8,906	201,543
Eli Lilly & Co. (Pharmaceuticals)	191	205,264
Enliven Therapeutics, Inc.* (Pharmaceuticals)	7,155	110,187
Esperion Therapeutics, Inc.* (Pharmaceuticals)	49,530	183,261
Evolus, Inc.* (Pharmaceuticals)	14,752	98,101
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	11,346	207,291
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	4,831	180,776
Harrow, Inc.* (Pharmaceuticals)	3,779	185,171
Indivior PLC* (Biotech & Pharma)	5,351	191,994
Innoviva, Inc.* (Pharmaceuticals)	9,200	183,908
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,150	195,500
Johnson & Johnson (Pharmaceuticals)	918	189,980
LENZ Therapeutics, Inc.* (Biotechnology)	6,140	98,240
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	1,031	194,931
Liquidia Corp.* (Pharmaceuticals)	5,805	200,214
Maze Therapeutics, Inc.* (Biotechnology)	4,255	176,285
MBX Biosciences, Inc.* (Pharmaceuticals)	6,582	207,596
Merck & Co., Inc. (Pharmaceuticals)	1,943	204,520
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	15,323	205,175
Nektar Therapeutics* (Pharmaceuticals)	3,285	138,890
Nuvation Bio, Inc.* (Pharmaceuticals)	24,196	216,796
Ocular Therapeutix, Inc.* (Pharmaceuticals)	12,310	149,443
Omeros Corp.* (Pharmaceuticals)	9,920	170,376
Organon & Co. (Pharmaceuticals)	26,421	189,439
Pacira BioSciences, Inc.* (Pharmaceuticals)	7,534	194,980
Perrigo Co. PLC (Pharmaceuticals)	14,031	195,312
Pfizer, Inc. (Pharmaceuticals)	7,358	183,214

Common Stocks, continued

	Shares	Value
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	11,241	$186,488
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	4,413	164,870
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	3,092	190,745
Rapport Therapeutics, Inc.* (Pharmaceuticals)	6,329	192,022
Royalty Pharma PLC—Class A (Pharmaceuticals)	4,958	191,577
Septerna, Inc.* (Pharmaceuticals)	3,422	95,405
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	4,110	204,267
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,333	191,026
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	4,252	171,781
Theravance Biopharma, Inc.* (Pharmaceuticals)	4,629	86,609
Trevi Therapeutics, Inc.* (Pharmaceuticals)	13,387	167,605
Ventyx Biosciences, Inc.* (Pharmaceuticals)	11,065	99,917
Viatris, Inc. (Pharmaceuticals)	16,353	203,595
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	9,377	159,409
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	27,334	214,572
Zevra Therapeutics, Inc.* (Pharmaceuticals)	12,917	115,736
Zoetis, Inc. (Pharmaceuticals)	1,607	202,193
TOTAL COMMON STOCKS (Cost $6,458,381)		10,179,474

Repurchase Agreements(a) (2.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $251,051	$251,000	$251,000
TOTAL REPURCHASE AGREEMENTS (Cost $251,000)		251,000
TOTAL INVESTMENT SECURITIES (Cost $6,709,381)—100.3%		10,430,474
Net other assets (liabilities)—(0.3)%		(26,890)
NET ASSETS—100.0%		$10,403,584

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

64 :: ProFund VP Pharmaceuticals :: Schedule of Portfolio Investments :: December 31, 2025

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	1/23/26	4.39%	$237,512	$(3,833)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Biotech & Pharma	$191,994	1.8%
Biotechnology	458,258	4.4%
Pharmaceuticals	9,529,222	91.7%
Other**	224,110	2.1%
Total	$10,403,584	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Precious Metals :: 65

Repurchase Agreements(a)(b) (105.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $69,377,011	$69,363,000	$69,363,000
TOTAL REPURCHASE AGREEMENTS (Cost $69,363,000)		69,363,000
TOTAL INVESTMENT SECURITIES (Cost $69,363,000)—105.9%		69,363,000
Net other assets (liabilities)—(5.9)%		(3,855,475)
NET ASSETS—100.0%		$65,507,525

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $12,098,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	1/23/26	4.39%	$34,892,714	$(2,104,794)
Dow Jones Precious Metals Index	UBS AG	1/23/26	4.44%	30,550,826	(1,709,217)
				$65,443,540	$(3,814,011)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

66 :: ProFund VP Real Estate :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (97.7%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	1,516	$74,193
American Tower Corp.—Class A (Specialized REITs)	3,274	574,817
AvalonBay Communities, Inc. (Residential REITs)	1,378	249,846
Boston Properties, Inc. (Office REITs)	1,437	96,969
Camden Property Trust (Residential REITs)	1,037	114,153
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,549	409,853
CoStar Group, Inc.* (Real Estate Management & Development)	4,132	277,836
Crown Castle International Corp. (Specialized REITs)	4,246	377,342
Digital Realty Trust, Inc. (Specialized REITs)	2,504	387,394
Equinix, Inc. (Specialized REITs)	687	526,352
Equity Residential (Residential REITs)	3,375	212,760
Essex Property Trust, Inc. (Residential REITs)	628	164,335
Extra Space Storage, Inc. (Specialized REITs)	2,069	269,425
Federal Realty Investment Trust (Retail REITs)	765	77,112
Healthpeak Properties, Inc. (Health Care REITs)	6,775	108,942
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	6,235	110,547
Invitation Homes, Inc. (Residential REITs)	5,498	152,789
Iron Mountain, Inc. (Specialized REITs)	2,882	239,062
Kimco Realty Corp. (Retail REITs)	6,602	133,823
Mid-America Apartment Communities, Inc. (Residential REITs)	1,141	158,496
Prologis, Inc. (Industrial REITs)	6,496	829,279
Public Storage (Specialized REITs)	1,492	387,174
Realty Income Corp. (Retail REITs)	7,047	397,239
Regency Centers Corp. (Retail REITs)	1,605	110,793
SBA Communications Corp.—Class A (Specialized REITs)	1,039	200,974

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Retail REITs)	2,283	$422,606
UDR, Inc. (Residential REITs)	2,932	107,546
Ventas, Inc. (Health Care REITs)	4,579	354,323
VICI Properties, Inc. (Specialized REITs)	10,420	293,010
Welltower, Inc. (Health Care REITs)	4,802	891,299
Weyerhaeuser Co. (Specialized REITs)	7,028	166,493
TOTAL COMMON STOCKS (Cost $5,706,540)		8,876,782

Repurchase Agreements(a) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $69,014	$69,000	$69,000
TOTAL REPURCHASE AGREEMENTS (Cost $69,000)		69,000
TOTAL INVESTMENT SECURITIES (Cost $5,775,540)—98.5%		8,945,782
Net other assets (liabilities)—1.5%		137,179
NET ASSETS—100.0%		$9,082,961

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	1/23/26	4.39%	$235,798	$431

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Real Estate :: 67

ProFund VP Real Estate invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Health Care REITs	$1,354,564	14.9%
Hotel & Resort REITs	110,547	1.2%
Industrial REITs	829,279	9.1%
Office REITs	171,162	1.9%
Real Estate Management & Development	687,689	7.6%
Residential REITs	1,159,925	12.8%
Retail REITs	1,141,573	12.6%
Specialized REITs	3,422,043	37.6%
Other**	206,179	2.3%
Total	$9,082,961	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

68 :: ProFund VP Rising Rates Opportunity :: Schedule of Portfolio Investments :: December 31, 2025

Repurchase Agreements(a)(b) (97.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $5,138,038	$5,137,000	$5,137,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,137,000)		5,137,000
TOTAL INVESTMENT SECURITIES (Cost $5,137,000)—97.5%		5,137,000
Net other assets (liabilities)—2.5%		134,232
NET ASSETS—100.0%		$5,271,232

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $432,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55	Citibank North America	1/15/26	(3.57)%	$(1,599,287)	$10,676
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55	Societe Generale	1/15/26	(3.50)%	(4,875,402)	29,423
				$(6,474,689)	$40,099

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Semiconductor :: 69

Common Stocks (46.0%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,414	$1,373,621
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	489	12,900
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	448	17,687
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,938	525,586
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,139	806,692
Astera Labs, Inc.* (Semiconductors & Semiconductor Equipment)	519	86,341
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	18,607	6,439,882
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	201	23,819
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	600	86,334
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	516	16,538
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	597	50,297
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	416	14,527
Intel Corp. (Semiconductors & Semiconductor Equipment)	17,665	651,839
KLA Corp. (Semiconductors & Semiconductor Equipment)	518	629,411
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,950	847,341
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	539	39,660
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	252	43,163
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,396	288,592
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,129	135,660
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,422	1,262,082
MKS, Inc. (Semiconductors & Semiconductor Equipment)	265	42,347
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	189	171,302
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	95,735	17,854,577
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	992	215,324
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,585	85,828
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	193	30,467
Qnity Electronics, Inc.* (Semiconductors & Semiconductor Equipment)	825	67,361

Common Stocks, continued

	Shares	Value
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	331	$27,973
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	4,220	721,831
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	424	38,961
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	129	16,860
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	586	37,158
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	617	119,427
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,580	621,094
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	174	20,320
TOTAL COMMON STOCKS (Cost $2,868,002)		33,422,802

Repurchase Agreements(a) (4.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $3,150,636	$3,150,000	$3,150,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,150,000)		3,150,000
TOTAL INVESTMENT SECURITIES (Cost $6,018,002)—50.3%		36,572,802
Net other assets (liabilities)—49.7%		36,113,204
NET ASSETS—100.0%		$72,686,006

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

70 :: ProFund VP Semiconductor :: Schedule of Portfolio Investments :: December 31, 2025

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	1/23/26	4.39%	$38,740,671	$(29,924)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$33,422,802	46.0%
Other**	39,263,204	54.0%
Total	$72,686,006	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Short Dow 30 :: 71

Repurchase Agreements(a)(b) (94.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $16,003	$16,000	$16,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,000)		16,000
TOTAL INVESTMENT SECURITIES (Cost $16,000)—94.8%		16,000
Net other assets (liabilities)—5.2%		882
NET ASSETS—100.0%		$16,882

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $14,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	1/27/26	(4.14)%	$(13,975)	$117
Dow Jones Industrial Average	UBS AG	1/27/26	(4.04)%	(2,815)	24
				$(16,790)	$141

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

72 :: ProFund VP Short Emerging Markets :: Schedule of Portfolio Investments :: December 31, 2025

Repurchase Agreements(a)(b) (98.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $672,136	$672,000	$672,000
TOTAL REPURCHASE AGREEMENTS (Cost $672,000)		672,000
TOTAL INVESTMENT SECURITIES (Cost $672,000)—98.4%		672,000
Net other assets (liabilities)—1.6%		10,799
NET ASSETS—100.0%		$682,799

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $113,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	1/27/26	(3.44)%	$(119,988)	$223
S&P Emerging 50 ADR Index (USD)	UBS AG	1/27/26	(3.64)%	(559,873)	1,168
				$(679,861)	$1,391

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Short International :: 73

Repurchase Agreements(a)(b) (99.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $1,811,366	$1,811,000	$1,811,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,811,000)		1,811,000
TOTAL INVESTMENT SECURITIES (Cost $1,811,000)—99.2%		1,811,000
Net other assets (liabilities)—0.8%		14,166
NET ASSETS—100.0%		$1,825,166

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $297,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	1/27/26	(3.59)%	$(924,429)	$3,577
MSCI EAFE Index	UBS AG	1/27/26	(3.94)%	(885,525)	3,305
				$(1,809,954)	$6,882

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

74 :: ProFund VP Short Mid-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Repurchase Agreements(a)(b) (65.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $51,010	$51,000	$51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)		51,000
TOTAL INVESTMENT SECURITIES (Cost $51,000)—65.4%		51,000
Net other assets (liabilities)—34.6%		26,948
NET ASSETS—100.0%		$77,948

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $16,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	1/27/26	(3.89)%	$(60,356)	$481
S&P MidCap 400	UBS AG	1/27/26	(4.04)%	(17,628)	249
				$(77,984)	$730

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Short Nasdaq-100 :: 75

Repurchase Agreements(a)(b) (96.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $1,645,332	$1,645,000	$1,645,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,645,000)		1,645,000
TOTAL INVESTMENT SECURITIES (Cost $1,645,000)—96.2%		1,645,000
Net other assets (liabilities)—3.8%		64,928
NET ASSETS—100.0%		$1,709,928

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $212,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	1/27/26	(4.14)%	$(1,411,467)	$14,692
Nasdaq-100 Index	UBS AG	1/27/26	(4.04)%	(297,948)	3,309
				$(1,709,415)	$18,001

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

76 :: ProFund VP Short Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Repurchase Agreements(a)(b) (96.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $699,141	$699,000	$699,000
TOTAL REPURCHASE AGREEMENTS (Cost $699,000)		699,000
TOTAL INVESTMENT SECURITIES (Cost $699,000)—96.1%		699,000
Net other assets (liabilities)—3.9%		28,533
NET ASSETS—100.0%		$727,533

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $116,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures	1	3/23/26	$(124,900)	$4,298

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	1/27/26	(3.79)%	$(162,565)	$2,363
Russell 2000 Index	UBS AG	1/27/26	(3.94)%	(439,298)	6,433
				$(601,863)	$8,796

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 77

Common Stocks (59.6%)

	Shares	Value
10X Genomics, Inc.*—Class A (Medical Equipment & Devices)	245	$3,996
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	52	204
1st Source Corp. (Banks)	41	2,562
3D Systems Corp.* (Machinery)	277	490
4D Molecular Therapeutics, Inc.* (Biotechnology)	89	668
8x8, Inc.* (Software)	297	585
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	61	320
A10 Networks, Inc. (Software)	160	2,830
AAR Corp.* (Aerospace & Defense)	87	7,203
Aardvark Therapeutics, Inc.* (Biotech & Pharma)	28	368
Abacus Global Management, Inc. (Insurance)	90	770
Abeona Therapeutics, Inc.* (Biotech & Pharma)	97	511
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	104	13,091
ABM Industries, Inc. (Commercial Services & Supplies)	135	5,711
Absci Corp.* (Biotechnology)	303	1,057
Acacia Research Corp.* (Financial Services)	76	284
Academy Sports & Outdoors, Inc. (Specialty Retail)	147	7,344
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	277	7,399
Acadia Realty Trust* (Retail REITs)	293	6,018
Acadian Asset Management, Inc. (Capital Markets)	60	2,820
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	114	1,301
Accendra Health, Inc.* (Health Care Providers & Services)	168	470
ACCO Brands Corp.* (Commercial Services & Supplies)	194	724
Accuray, Inc.* (Health Care Equipment & Supplies)	220	181
ACI Worldwide, Inc.* (Software)	230	10,996
Aclaris Therapeutics, Inc.* (Biotech & Pharma)	204	614
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	112	4,418
Acme United Corp. (Wholesale—Discretionary)	7	282
ACNB Corp. (Banks)	23	1,112
ACRES Commercial Realty Corp.* (Specialty Finance)	14	299
Actuate Therapeutics, Inc.* (Biotech & Pharma)	21	129
Acuren Corp.* (Asset Management)	445	4,498
Acushnet Holdings Corp. (Leisure Products)	61	4,869
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	373	2,991
Adamas Trust, Inc. (Mortgage REITs)	189	1,380
AdaptHealth Corp.* (Health Care Providers & Services)	226	2,251
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	332	5,392
ADC Therapeutics S.A.* (Biotechnology)	192	678
Addus HomeCare Corp.* (Health Care Providers & Services)	40	4,296

Common Stocks, continued

	Shares	Value
Adeia, Inc. (Software)	242	$4,175
Adient PLC (Automobile Components)	181	3,470
ADMA Biologics, Inc.* (Biotechnology)	515	9,394
Adtalem Global Education, Inc.* (Diversified Consumer Services)	80	8,278
ADTRAN Holdings, Inc. (Communications Equipment)	165	1,434
Advance Auto Parts, Inc. (Specialty Retail)	133	5,227
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	84	17,587
Advanced Flower Capital, Inc. (Mortgage REITs)	38	108
AdvanSix, Inc.* (Chemicals)	58	1,003
Advantage Solutions, Inc.* (Media)	209	184
Aebi Schmidt Holding AG* (Machinery)	84	1,063
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	63	1,272
Aeluma, Inc.* (Semiconductors)	29	498
AeroVironment, Inc.* (Aerospace & Defense)	84	20,318
AerSale Corp.* (Aerospace & Defense)	71	505
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	83	1,102
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	64	545
agilon health, Inc.* (Health Care Providers & Services)	686	472
Agilysys, Inc.* (Software)	58	6,893
Agios Pharmaceuticals, Inc.* (Biotechnology)	126	3,430
AirJoule Technologies Corp.* (Electrical Equipment)	53	209
AIRO Group Holdings, Inc.* (Aerospace & Defense)	18	147
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	37	73
Airship AI Holdings, Inc.* (Software)	51	147
Akebia Therapeutics, Inc.* (Biotechnology)	563	906
Alamo Group, Inc. (Machinery)	23	3,861
Alarm.com Holdings, Inc.* (Software)	106	5,408
Albany International Corp. (Machinery)	66	3,346
Aldeyra Therapeutics, Inc.* (Biotechnology)	121	627
Alector, Inc.* (Biotechnology)	178	278
Alerus Financial Corp. (Financial Services)	52	1,171
Alexander & Baldwin, Inc. (Equity REIT—Diversified)	162	3,344
Alexander's, Inc. (Retail REITs)	5	1,090
Alico, Inc. (Food Products)	13	473
Alight, Inc.*—Class A (Professional Services)	959	1,870
Alignment Healthcare, Inc.* (Health Care Providers & Services)	377	7,446
Alkami Technology, Inc.* (Software)	153	3,530
Alkermes PLC* (Biotechnology)	361	10,101
Allegiant Travel Co.* (Passenger Airlines)	32	2,729
Alliance Laundry Holdings, Inc.* (Machinery)	97	1,974
Allied Motion Technologies, Inc. (Electrical Equipment)	32	1,720
Allogene Therapeutics, Inc.* (Biotechnology)	342	469
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	56	1,109
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	26	5,197

See accompanying notes to financial statements.

78 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Alpha Teknova, Inc.* (Biotech & Pharma)	24	$91
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	261	5,491
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	29	485
Alta Equipment Group, Inc. (Trading Companies & Distributors)	44	202
AlTi Global, Inc.* (Capital Markets)	96	445
Altice USA, Inc.*—Class A (Cable & Satellite)	581	959
Altimmune, Inc.* (Biotechnology)	197	711
Alumis, Inc.* (Pharmaceuticals)	126	1,230
Amalgamated Financial Corp. (Banks)	51	1,634
Ambac Financial Group, Inc.* (Insurance)	92	716
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	91	6,446
Ambiq Micro, Inc.*(a) (Semiconductors & Semiconductor Equipment)	10	285
AMC Entertainment Holdings, Inc.* (Entertainment)	1,149	1,792
AMC Networks, Inc.*—Class A (Media)	68	647
Amerant Bancorp, Inc. (Banks)	81	1,580
Ameresco, Inc.*—Class A (Construction & Engineering)	71	2,080
American Assets Trust, Inc. (Equity REIT—Diversified)	116	2,196
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	257	1,647
American Battery Technology Co.* (Metals & Mining)	251	838
American Coastal Insurance Corporation* (Insurance)	54	682
American Eagle Outfitters, Inc. (Specialty Retail)	355	9,361
American Healthcare REIT, Inc. (Health Care REITs)	376	17,695
American Integrity Insurance Group, Inc.* (Insurance)	18	375
American Outdoor Brands, Inc.* (Leisure Products)	27	209
American Public Education, Inc.* (Diversified Consumer Services)	39	1,474
American Realty Investors, Inc.* (Real Estate Management & Development)	3	48
American States Water Co. (Water Utilities)	86	6,233
American Superconductor Corp.* (Electrical Equipment)	97	2,792
American Vanguard Corp. (Chemicals)	57	218
American Woodmark Corp.* (Building Products)	32	1,725
America's Car-Mart, Inc.* (Specialty Retail)	16	404
Ameris Bancorp (Banks)	147	10,918
AMERISAFE, Inc. (Insurance)	42	1,613
Ames National Corp. (Banks)	20	459
Amicus Therapeutics, Inc.* (Biotechnology)	662	9,427
AMMO, Inc.* (Leisure Products)	193	330
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	85	1,340
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	334	4,208
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	81	2,169

Common Stocks, continued

	Shares	Value
Amplitude, Inc.*—Class A (Software)	205	$2,374
Amprius Technologies, Inc.* (Electrical Equipment)	245	1,933
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	197	2,380
AnaptysBio, Inc.* (Biotechnology)	41	1,988
Anavex Life Sciences Corp.* (Biotechnology)	186	662
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	30	258
Angi, Inc.* (Interactive Media & Services)	80	1,034
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	87	1,117
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	40	3,158
Anika Therapeutics, Inc.* (Biotechnology)	28	269
Annexon, Inc.* (Biotechnology)	222	1,114
Anteris Technologies Global Corp.* (Medical Equipment & Devices)	75	374
Anterix, Inc.* (Diversified Telecommunication Services)	25	546
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	235	3,328
Apartment Investment and Management Co.* (Residential REITs)	294	1,746
Apogee Enterprises, Inc. (Building Products)	47	1,711
Apogee Therapeutics, Inc.* (Biotechnology)	86	6,491
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	311	3,010
Appian Corp.*—Class A (Software)	88	3,117
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	498	5,901
Applied Digital Corp.* (IT Services)	529	12,972
Applied Optoelectronics, Inc.* (Communications Equipment)	134	4,671
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	232	1,499
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	432	3,353
Arbutus Biopharma Corp.* (Biotechnology)	336	1,616
ArcBest Corp. (Ground Transportation)	51	3,784
Arcellx, Inc.* (Biotechnology)	76	4,955
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	1,403	10,551
Archrock, Inc. (Energy Equipment & Services)	384	9,992
Arcosa, Inc. (Construction & Engineering)	108	11,483
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	56	343
Arcus Biosciences, Inc.* (Biotechnology)	175	4,170
Arcutis Biotherapeutics, Inc.* (Biotechnology)	245	7,115
Ardagh Metal Packaging SA (Containers & Packaging)	310	1,271
Ardelyx, Inc.* (Biotechnology)	533	3,107
Ardent Health Partners, Inc.* (Health Care Providers & Services)	52	459
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	77	815
Ares Commercial Real Estate Corp. (Mortgage REITs)	118	564
Argan, Inc. (Construction & Engineering)	30	9,400
Arhaus, Inc.* (Specialty Retail)	114	1,278

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 79

Common Stocks, continued

	Shares	Value
Arko Corp. (Specialty Retail)	168	$763
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	221	3,092
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	178	1,178
ARMOUR Residential REIT, Inc. (Mortgage REITs)	251	4,441
Arq, Inc.* (Chemicals)	71	232
Array Technologies, Inc.* (Electrical Equipment)	338	3,116
Arrive AI, Inc.* (Air Freight & Logistics)	6	16
ArriVent Biopharma, Inc.* (Biotechnology)	66	1,328
Arrow Financial Corp. (Banks)	36	1,130
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	295	19,585
ARS Pharmaceuticals, Inc.* (Biotechnology)	131	1,526
Arteris, Inc.* (Software)	67	1,039
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	139	5,663
Artivion, Inc.* (Health Care Equipment & Supplies)	94	4,287
Arvinas, Inc.* (Pharmaceuticals)	146	1,732
Asana, Inc.*—Class A (Software)	192	2,632
Asbury Automotive Group, Inc.* (Specialty Retail)	43	9,999
Ascent Industries Co.* (Steel)	18	291
ASGN, Inc.* (IT Services)	93	4,480
ASP Isotopes, Inc.* (Chemicals)	206	1,102
Aspen Aerogels, Inc.* (Chemicals)	147	416
Aspen Insurance Holdings Ltd.* (Insurance)	34	1,261
Associated Banc-Corp. (Banks)	370	9,531
Astec Industries, Inc. (Machinery)	51	2,209
Astrana Health, Inc.* (Health Care Providers & Services)	91	2,258
Astria Therapeutics, Inc. (Biotechnology)	92	1,204
Astronics Corp.* (Aerospace & Defense)	68	3,688
Asure Software, Inc.* (Professional Services)	56	528
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	158	564
Ategrity Specialty Holdings, LLC* (Insurance)	14	294
Atkore, Inc.* (Electrical Equipment)	75	4,744
Atlanta Braves Holdings, Inc.* (Entertainment)	103	4,063
Atlanta Braves Holdings, Inc.*—Series A (Entertainment)	15	637
Atlantic International Corp.* (Biotech & Pharma)	12	16
Atlantic Union Bankshares Corp. (Banks)	317	11,190
Atlanticus Holdings Corp.* (Consumer Finance)	12	803
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	173	1,630
Atmus Filtration Technologies, Inc. (Machinery)	186	9,655
ATN International, Inc. (Diversified Telecommunication Services)	22	502
Atomera, Inc.* (Semiconductors)	67	148
AtriCure, Inc.* (Health Care Equipment & Supplies)	108	4,272
aTyr Pharma, Inc.* (Biotechnology)	213	167
AudioEye, Inc.* (Software)	18	180
Common Stocks, continued

	Shares	Value
Aura Biosciences, Inc.* (Biotechnology)	98	$534
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	265	4,227
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	199	4,288
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	100	1,123
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	155	1,266
AvePoint, Inc.* (Software)	327	4,542
Aviat Networks, Inc.* (Communications Equipment)	26	556
Avidbank Holdings, Inc.* (Banks)	6	159
Avidity Biosciences, Inc.* (Biotechnology)	257	18,537
Avient Corp. (Chemicals)	204	6,373
Avista Corp. (Multi-Utilities)	181	6,976
Avita Medical, Inc.* (Biotechnology)	27	93
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	69	5,543
Axogen, Inc.* (Health Care Equipment & Supplies)	99	3,240
Axos Financial, Inc.* (Banks)	121	10,425
Axsome Therapeutics, Inc.* (Pharmaceuticals)	91	16,619
Azenta, Inc.* (Life Sciences Tools & Services)	91	3,027
AZZ, Inc. (Building Products)	66	7,074
B&G Foods, Inc. (Food Products)	173	744
Backblaze, Inc.*—Class A (IT Services)	123	573
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	66	11,511
Bakkt Holdings, Inc.* (Institutional Financial Services)	32	321
Balchem Corp. (Chemicals)	73	11,195
Bally's Corp.* (Leisure Facilities & Services)	21	347
Banc of California, Inc. (Banks)	285	5,498
BancFirst Corp. (Banks)	46	4,877
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	63	2,810
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	61	942
Bank First Corp. (Banks)	20	2,436
Bank of Hawaii Corp. (Banks)	88	6,017
Bank of Marin Bancorp (Banks)	33	858
Bank7 Corp. (Banks)	9	369
BankFinancial Corp. (Banking)	25	300
BankUnited, Inc. (Banks)	168	7,488
Bankwell Financial Group, Inc. (Banks)	16	733
Banner Corp. (Banks)	76	4,762
Bar Harbor Bankshares (Banks)	37	1,149
BARK, Inc.* (Specialty Retail)	205	124
Barnes & Noble Education, Inc.* (Retail—Discretionary)	36	331
Barrett Business Services, Inc. (Professional Services)	55	1,992
Bassett Furniture Industries, Inc. (Retail—Discretionary)	18	302
BayCom Corp.* (Banks)	23	676
BCB Bancorp, Inc. (Banks)	34	274
Beacon Financial Corporation (Banks)	185	4,878
Beam Therapeutics, Inc.* (Biotechnology)	212	5,877

See accompanying notes to financial statements.

80 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Beazer Homes USA, Inc.* (Household Durables)	61	$1,236
Bed Bath & Beyond, Inc.* (Specialty Retail)	152	830
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	4	607
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	23	3,901
Belden, Inc. (Electronic Equipment, Instruments & Components)	87	10,140
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	79	3,378
Benitec Biopharma, Inc.* (Biotech & Pharma)	33	445
Beta Bionics, Inc.* (Biotechnology)	87	2,651
Better Home & Finance Holding Co.* (Specialty Finance)	12	391
Beyond Meat, Inc.*(a) (Food Products)	852	699
BGC Group, Inc.—Class A (Capital Markets)	806	7,198
Bicara Therapeutics, Inc.* (Biotechnology)	70	1,178
BigBear.ai Holdings, Inc.*(a) (IT Services)	964	5,206
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	148	610
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	1	332
BioAge Labs, Inc.* (Pharmaceuticals)	53	701
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	465	3,627
Biohaven, Ltd.* (Biotechnology)	208	2,348
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	91	2,200
Biote Corp.*—Class A (Pharmaceuticals)	65	169
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	102	759
Bit Digital, Inc.* (Software)	707	1,336
Bitdeer Technologies Group* (Technology Services)	219	2,454
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	45	1,773
BK Technologies Corporation* (Technology Hardware)	6	448
BKV Corp.* (Oil, Gas & Consumable Fuels)	50	1,358
Black Hills Corp. (Multi-Utilities)	163	11,315
Black Rock Coffee Bar, Inc.* (Hotels, Restaurants & Leisure)	36	801
Blackbaud, Inc. (Software)	85	5,382
BlackLine, Inc.* (Software)	116	6,414
BlackSky Technology, Inc.* (Professional Services)	69	1,294
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	353	6,754
Blaize Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	173	337
Blend Labs, Inc.*—Class A (Software)	439	1,335
Bloom Energy Corp.*—Class A (Electrical Equipment)	486	42,228
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	187	1,154
Blue Bird Corp.* (Machinery)	70	3,290
Blue Foundry Bancorp* (Banks)	40	497
Blue Ridge Bankshares, Inc.* (Banking)	150	641

Common Stocks, continued

	Shares	Value
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	17	$1,044
Boise Cascade Co. (Trading Companies & Distributors)	84	6,182
Boot Barn Holdings, Inc.* (Specialty Retail)	68	12,000
Borr Drilling, Ltd.* (Energy Equipment & Services)	592	2,386
Boston Omaha Corp.*—Class A (Media)	48	594
Bowhead Specialty Holdings, Inc.* (Insurance)	40	1,142
Bowman Consulting Group, Ltd.* (Construction & Engineering)	31	1,024
Box, Inc.*—Class A (Software)	312	9,332
Braemar Hotels & Resorts, Inc.* (Hotel & Resort REITs)	123	353
Brandywine Realty Trust (Office REITs)	383	1,118
Braze, Inc.*—Class A (Software)	190	6,515
BRC, Inc.*—Class A (Food Products)	206	229
Bread Financial Holdings, Inc. (Consumer Finance)	102	7,551
Bridgebio Pharma, Inc.* (Biotechnology)	353	27,001
Bridgewater Bancshares, Inc.* (Banks)	46	806
Bright Minds Biosciences, Inc.* (Biotech & Pharma)	11	858
BrightSpire Capital, Inc. (Mortgage REITs)	287	1,607
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	247	9,250
BrightView Holdings, Inc.* (Commercial Services & Supplies)	160	2,027
Brinker International, Inc. (Hotels, Restaurants & Leisure)	98	14,064
Bristow Group, Inc.* (Energy Equipment & Services)	63	2,307
Broadstone Net Lease, Inc. (Equity REIT—Diversified)	422	7,329
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	517	5,578
Brookfield Business Corp.—Class A (Industrial Conglomerates)	52	1,866
Brookfield Infrastructure Corp.—Class A (Gas & Water Utilities)	268	12,167
BRT Apartments Corp. (Residential REITs)	24	353
Build-A-Bear Workshop, Inc. (Specialty Retail)	28	1,716
Bumble, Inc.*—Class A (Interactive Media & Services)	162	578
Burford Capital, Ltd. (Financial Services)	447	3,987
Burke & Herbert Financial Services Corp. (Banks)	30	1,869
Business First Bancshares, Inc. (Banks)	63	1,647
Butterfly Network, Inc.* (Medical Equipment & Devices)	435	1,653
BV Financial, Inc.* (Banking)	18	327
Byline Bancorp, Inc. (Banks)	70	2,041
Byrna Technologies, Inc.* (Aerospace & Defense)	40	672
C&F Financial Corp.* (Banking)	7	508
C3.ai, Inc.*—Class A (Software)	280	3,774
Cable One, Inc. (Media)	11	1,241
Cabot Corp. (Chemicals)	118	7,821

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 81

Common Stocks, continued

	Shares	Value
Cactus, Inc.—Class A (Energy Equipment & Services)	152	$6,943
Cadence Bank (Banks)	415	17,779
Cadiz, Inc.* (Water Utilities)	122	684
Cadre Holdings, Inc. (Aerospace & Defense)	63	2,573
Calavo Growers, Inc.* (Food Products)	37	805
Caledonia Mining Corp. PLC (Metals & Mining)	37	968
Caleres, Inc. (Specialty Retail)	73	888
California Resources Corp. (Oil, Gas & Consumable Fuels)	163	7,288
California Water Service Group (Water Utilities)	133	5,763
Calix, Inc.* (Communications Equipment)	134	7,093
Cal-Maine Foods, Inc. (Food Products)	98	7,797
Calumet, Inc.* (Chemicals)	153	3,040
Camden National Corp. (Banks)	37	1,605
Camping World Holdings, Inc.—Class A (Specialty Retail)	134	1,304
Candel Therapeutics, Inc.* (Biotechnology)	97	548
Cannae Holdings, Inc.* (Financial Services)	105	1,652
Cantaloupe, Inc.* (Financial Services)	124	1,317
Capital Bancorp, Inc. (Banks)	26	732
Capital City Bank Group, Inc. (Banks)	31	1,320
Capitol Federal Financial, Inc. (Banks)	274	1,866
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	259	6,320
Capricor Therapeutics, Inc.* (Biotechnology)	86	2,482
CapsoVision, Inc.* (Health Care Equipment & Supplies)	13	139
Cardiff Oncology, Inc.* (Biotechnology)	138	388
CareDx, Inc.* (Biotechnology)	116	2,185
CareTrust REIT, Inc. (Health Care REITs)	500	18,080
Cargurus, Inc.* (Interactive Media & Services)	183	7,019
Carlsmed, Inc.* (Health Care Equipment & Supplies)	15	185
Carriage Services, Inc. (Diversified Consumer Services)	32	1,354
Cars.com, Inc.* (Interactive Media & Services)	120	1,464
Carter Bankshares, Inc.* (Banks)	50	983
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	79	2,562
Cartesian Therapeutics, Inc.* (Biotechnology)	23	166
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	140	13,711
Cass Information Systems, Inc. (Financial Services)	26	1,080
Castle Biosciences, Inc.* (Health Care Providers & Services)	63	2,451
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	257	5,998
Cathay General Bancorp (Banks)	148	7,162
Cavco Industries, Inc.* (Household Durables)	17	10,043
CB Financial Services, Inc. (Banking)	10	349
CBIZ, Inc.* (Professional Services)	110	5,550
CBL & Associates Properties, Inc. (Retail REITs)	41	1,517
CECO Environmental Corp.* (Commercial Services & Supplies)	66	3,950

Common Stocks, continued

	Shares	Value
Celcuity, Inc.* (Biotechnology)	71	$7,082
Celldex Therapeutics, Inc.* (Biotechnology)	146	3,965
Centerspace (Residential REITs)	37	2,469
Central Garden & Pet Co.* (Household Products)	19	611
Central Garden & Pet Co.*—Class A (Household Products)	112	3,269
Central Pacific Financial Corp. (Banks)	58	1,807
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	38	9,225
Centuri Holdings, Inc.* (Construction & Engineering)	174	4,394
Century Aluminum Co.* (Metals & Mining)	117	4,584
Century Communities, Inc. (Household Durables)	58	3,442
Cerence, Inc.* (Software)	90	962
CeriBell, Inc.* (Health Care Equipment & Supplies)	59	1,294
Cerus Corp.* (Health Care Equipment & Supplies)	410	845
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	52	1,119
CF Bankshares, Inc. (Banking)	10	250
CG Oncology, Inc.* (Biotechnology)	124	5,148
Chain Bridge Bancorp, Inc.* (Banking)	5	173
Chaince Digital Holdings, Inc.* (Commercial Support Services)	90	447
Champion Homes, Inc.* (Household Durables)	126	10,647
Chart Industries, Inc.* (Machinery)	101	20,829
Chatham Lodging Trust (Hotel & Resort REITs)	104	708
Chemung Financial Corp. (Banks)	9	502
Chesapeake Utilities Corp. (Gas Utilities)	52	6,488
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	40	490
Chimera Investment Corp. (Mortgage REITs)	182	2,262
ChoiceOne Financial Services, Inc. (Banks)	32	945
Cidara Therapeutics, Inc.* (Biotechnology)	44	9,719
Cimpress PLC* (Commercial Services & Supplies)	39	2,597
Cinemark Holdings, Inc. (Entertainment)	231	5,369
Cipher Mining, Inc.* (Software)	721	10,642
Citi Trends, Inc. (Specialty Retail)	11	457
Citizens & Northern Corp. (Banks)	38	766
Citizens Community Bancorp, Inc. (Banking)	21	374
Citizens Financial Services, Inc. (Banks)	10	570
Citizens, Inc.* (Insurance)	100	483
City Holding Co. (Banks)	31	3,695
City Office REIT, Inc. (Office REITs)	87	608
Civista Bancshares, Inc. (Banks)	42	933
Claritev Corp.* (Technology Services)	17	727
Claros Mortgage Trust, Inc. (Mortgage REITs)	205	627
Clarus Corp.* (Leisure Products)	66	221
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	386	811
Cleanspark, Inc.* (Software)	617	6,244
Clear Secure, Inc.—Class A (Software)	192	6,735
Clearfield, Inc.* (Communications Equipment)	26	758

See accompanying notes to financial statements.

82 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
ClearPoint Neuro, Inc.* (Medical Equipment & Devices)	58	$793
Clearwater Analytics Holdings, Inc.*—Class A (Software)	620	14,954
Clearwater Paper Corp.* (Paper & Forest Products)	35	609
Climb Global Solutions, Inc.* (Electronic Equipment, Instruments & Components)	9	925
Clipper Realty, Inc.* (Residential REITs)	31	118
Clover Health Investments Corp.* (Health Care Facilities & Services)	908	2,133
CNB Financial Corp. (Banks)	65	1,701
CNO Financial Group, Inc. (Insurance)	214	9,089
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	290	10,663
Coastal Financial Corp.* (Banks)	29	3,323
CoastalSouth Bancshares, Inc.* (Banks)	12	279
Codexis, Inc.* (Life Sciences Tools & Services)	198	323
Coeur Mining, Inc.* (Metals & Mining)	1,424	25,390
Cogent Biosciences, Inc.* (Biotechnology)	309	10,976
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	108	2,328
Cohen & Steers, Inc. (Capital Markets)	62	3,892
Coherus Oncology, Inc.*(a) (Biotechnology)	236	335
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	102	2,374
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	70	3,241
Colony Bankcorp, Inc.* (Banks)	38	677
Columbia Financial, Inc.* (Banks)	60	932
Columbus McKinnon Corp. (Machinery)	63	1,087
Commercial Bancgroup, Inc.* (Banks)	15	368
Commercial Metals Co. (Metals & Mining)	248	17,167
CommScope Holding Co., Inc.* (Communications Equipment)	485	8,793
Community Financial System, Inc. (Banks)	118	6,778
Community Health Systems, Inc.* (Health Care Providers & Services)	285	889
Community Healthcare Trust, Inc. (Health Care REITs)	61	1,002
Community Trust Bancorp, Inc. (Banks)	35	1,978
Community West Bancshares (Banks)	37	833
CommVault Systems, Inc.* (Software)	99	12,411
Compass Diversified Holdings (Financial Services)	149	715
Compass Minerals International, Inc. (Metals & Mining)	77	1,512
Compass Therapeutics, Inc.* (Biotechnology)	291	1,563
Compass, Inc.*—Class A (Real Estate Management & Development)	1,091	11,533
Complete Solaria, Inc.* (Renewable Energy)	139	218
CompoSecure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	128	2,468
CompX International, Inc.* (Commercial Services & Supplies)	3	70
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	165	3,825
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	260	5,117

Common Stocks, continued

	Shares	Value
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	49	$329
Conduent, Inc.* (Professional Services)	323	620
CONMED Corp. (Health Care Equipment & Supplies)	69	2,801
ConnectOne Bancorp, Inc. (Banks)	106	2,779
Consensus Cloud Solutions, Inc.* (Software)	42	916
Consolidated Water Co., Ltd. (Water Utilities)	34	1,200
Constellium SE* (Metals & Mining)	305	5,749
Construction Partners, Inc.*—Class A (Construction & Engineering)	104	11,289
Consumer Portfolio Services, Inc.* (Consumer Finance)	21	196
Contango ORE, Inc.* (Metals & Mining)	25	660
Cooper-Standard Holdings, Inc.* (Automobile Components)	38	1,248
COPT Defense Properties (Office REITs)	253	7,034
Core Laboratories, Inc. (Energy Equipment & Services)	104	1,667
Core Molding Technologies, Inc.* (Chemicals)	18	361
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	113	10,002
Core Scientific, Inc.* (IT Services)	645	9,391
CoreCivic, Inc.* (Commercial Services & Supplies)	235	4,491
CorMedix, Inc.* (Pharmaceuticals)	165	1,919
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	104	618
CorVel Corp.* (Health Care Providers & Services)	65	4,399
Corvus Pharmaceuticals, Inc.* (Biotechnology)	127	978
Costamare Bulkers Holdings Ltd.* (Marine Transportation)	20	308
Costamare, Inc. (Marine Transportation)	98	1,547
Coursera, Inc.* (Diversified Consumer Services)	317	2,333
Covenant Logistics Group, Inc.—Class A (Ground Transportation)	34	749
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	13	191
CRA International, Inc. (Professional Services)	14	2,810
Cracker Barrel Old Country Store, Inc.(a) (Hotels, Restaurants & Leisure)	49	1,245
Crawford & Co.—Class A (Insurance)	36	405
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	341	49,065
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	524	4,396
Crexendo, Inc.* (Technology Services)	38	246
Cricut, Inc.—Class A (Household Durables)	107	530
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	201	9,357
CRISPR Therapeutics AG*(a) (Biotechnology)	194	10,173
Critical Metals Corp.* (Metals & Mining)	101	701
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	70	567

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 83

Common Stocks, continued

	Shares	Value
CryoPort, Inc.* (Life Sciences Tools & Services)	109	$1,046
CS Disco, Inc.* (Software)	54	419
CSG Systems International, Inc. (Professional Services)	62	4,755
CSP, Inc.* (Technology Services)	15	188
CSW Industrials, Inc. (Building Products)	36	10,567
CTO Realty Growth, Inc. (Equity REIT—Diversified)	70	1,289
CTS Corp. (Electronic Equipment, Instruments & Components)	64	2,744
Cullinan Therapeutics, Inc.* (Biotechnology)	120	1,242
Curbline Properties Corp.* (Retail REITs)	216	5,013
CuriosityStream, Inc. (Entertainment Content)	91	346
Cushman & Wakefield Ltd.* (Real Estate Services)	515	8,338
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	134	772
Customers Bancorp, Inc.* (Banks)	71	5,192
CVB Financial Corp. (Banks)	291	5,413
CVR Energy, Inc.* (Oil, Gas & Consumable Fuels)	69	1,755
CVRx, Inc.* (Health Care Equipment & Supplies)	36	256
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	261	1,318
Cytokinetics, Inc.* (Biotechnology)	264	16,775
Daily Journal Corp.* (Software)	3	1,462
Dakota Gold Corp.* (Metals & Mining)	199	1,130
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	85	1,680
Dana, Inc. (Automobile Components)	262	6,225
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	60	973
Dave, Inc.* (Software)	23	5,092
Day One Biopharmaceuticals, Inc.* (Biotechnology)	174	1,622
Definitive Healthcare Corp.* (Health Care Technology)	67	192
Delcath Systems, Inc.* (Medical Equipment & Devices)	66	667
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	133	3,945
Deluxe Corp. (Commercial Services & Supplies)	98	2,188
Denali Therapeutics, Inc.* (Biotechnology)	294	4,854
Denny's Corp.* (Hotels, Restaurants & Leisure)	112	697
Designer Brands, Inc.—Class A (Specialty Retail)	74	550
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	301	3,675
DiaMedica Therapeutics, Inc.* (Biotech & Pharma)	75	597
Diamond Hill Investment Group, Inc. (Capital Markets)	6	1,017
DiamondRock Hospitality Co. (Hotel & Resort REITs)	458	4,104
Dianthus Therapeutics, Inc.* (Biotechnology)	54	2,225

Common Stocks, continued

	Shares	Value
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	55	$3,734
Digi International, Inc.* (Communications Equipment)	81	3,506
Digimarc Corp.* (Software)	35	230
Digital Turbine, Inc.* (Software)	241	1,205
DigitalBridge Group, Inc. (Real Estate Management & Development)	394	6,044
DigitalOcean Holdings, Inc.* (IT Services)	152	7,314
Dime Community Bancshares, Inc. (Banks)	89	2,678
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	33	1,061
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	102	5,033
Disc Medicine, Inc.* (Biotechnology)	55	4,368
Distribution Solutions Group, Inc.* (Trading Companies & Distributors)	22	603
Diverisifed Energy Co.* (Oil & Gas Producers)	138	1,998
Diversified Healthcare Trust (Health Care REITs)	488	2,367
DMC Global, Inc.* (Energy Equipment & Services)	43	288
DNOW, Inc.* (Trading Companies & Distributors)	413	5,472
DocGo, Inc.* (Health Care Providers & Services)	200	176
Dole PLC (Food Products)	184	2,758
Domo, Inc.*—Class B (Software)	75	632
Donegal Group, Inc.—Class A (Insurance)	37	739
Donnelley Financial Solutions, Inc.* (Capital Markets)	57	2,661
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	83	2,020
Dorman Products, Inc.* (Automobile Components)	61	7,515
Douglas Dynamics, Inc. (Machinery)	50	1,633
Douglas Elliman, Inc. (Real Estate Services)	163	386
Douglas Emmett, Inc. (Office REITs)	360	3,956
Dream Finders Homes, Inc.*—Class A (Household Durables)	66	1,129
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	133	1,971
Ducommun, Inc.* (Aerospace & Defense)	31	2,949
D-Wave Quantum, Inc.* (Software)	744	19,457
DXP Enterprises, Inc.* (Trading Companies & Distributors)	29	3,184
Dycom Industries, Inc.* (Construction & Engineering)	62	20,949
Dynavax Technologies Corp.* (Biotechnology)	224	3,445
Dyne Therapeutics, Inc.* (Biotechnology)	275	5,379
Dynex Capital, Inc. (Mortgage REITs)	327	4,582
Eagle Bancorp Montana, Inc. (Banking)	16	318
Eagle Bancorp, Inc. (Banks)	63	1,349
Eagle Financial Services, Inc. (Banking)	10	398
Easterly Government Properties, Inc. (Office REITs)	94	1,992
Eastern Bankshares, Inc. (Banks)	492	9,068
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	107	905

See accompanying notes to financial statements.

84 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
ECB BanCorp., Inc.* (Banking)	17	$296
EchoStar Corp.*—Class A (Media)	302	32,827
Ecovyst, Inc.* (Chemicals)	254	2,471
Edgewell Personal Care Co. (Personal Care Products)	100	1,705
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	150	3,722
Editas Medicine, Inc.* (Biotechnology)	201	412
eGain Corp.* (Software)	36	370
eHealth, Inc.* (Insurance)	64	294
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	62	649
Electromed, Inc.* (Medical Equipment & Devices)	15	437
Eledon Pharmaceuticals, Inc.* (Biotech & Pharma)	125	189
Ellington Financial, Inc. (Mortgage REITs)	217	2,947
Elme Communities (Residential REITs)	196	3,410
Embecta Corp. (Health Care Equipment & Supplies)	130	1,544
Emerald Holding, Inc. (Media)	31	139
Emergent BioSolutions, Inc.* (Biotechnology)	116	1,434
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	33	100
Empire State Realty Trust, Inc. (Equity REIT—Diversified)	311	2,028
Employers Holdings, Inc. (Insurance)	50	2,159
Enact Holdings, Inc. (Financial Services)	63	2,497
Enanta Pharmaceuticals, Inc.* (Biotechnology)	61	962
Encore Capital Group, Inc.* (Consumer Finance)	50	2,718
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	409	1,014
Energizer Holdings, Inc. (Household Products)	139	2,765
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	508	7,386
Energy Recovery, Inc.* (Machinery)	115	1,551
Energy Services of America Corp. (Engineering & Construction)	26	212
Enerpac Tool Group Corp. (Machinery)	118	4,512
EnerSys (Electrical Equipment)	83	12,180
Enhabit, Inc.* (Health Care Providers & Services)	110	1,014
Enliven Therapeutics, Inc.* (Pharmaceuticals)	87	1,340
Ennis, Inc. (Commercial Services & Supplies)	54	973
Enova International, Inc.* (Consumer Finance)	54	8,489
Enovis Corp.* (Health Care Equipment & Supplies)	127	3,383
Enovix Corp.* (Electrical Equipment)	375	2,741
Enpro, Inc. (Machinery)	47	10,064
Enterprise Financial Services Corp. (Banks)	82	4,428
Entrada Therapeutics, Inc.* (Biotechnology)	63	648
Entravision Communications Corp.—Class A (Media)	138	404
Envela Corp.* (Renewable Energy)	15	201
Enviri Corp. (Commercial Services & Supplies)	169	3,028
Eos Energy Enterprises, Inc.* (Renewable Energy)	686	7,861

Common Stocks, continued

	Shares	Value
ePlus, Inc. (Electronic Equipment, Instruments & Components)	59	$5,174
Epsilon Energy Ltd. (Oil & Gas Producers)	43	200
Equity Bancshares, Inc.*—Class A (Banks)	34	1,518
Erasca, Inc.* (Biotechnology)	386	1,436
Ermenegildo Zegna NV (Apparel & Textile Products)	137	1,404
Escalade, Inc. (Leisure Products)	23	310
ESCO Technologies, Inc. (Machinery)	58	11,333
Esperion Therapeutics, Inc.* (Pharmaceuticals)	520	1,924
Esquire Financial Holdings, Inc. (Banks)	16	1,633
Essent Group, Ltd. (Financial Services)	211	13,717
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	442	13,109
Ethan Allen Interiors, Inc. (Household Durables)	52	1,188
Eton Pharmaceuticals, Inc.* (Biotech & Pharma)	57	964
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	65	234
Eve Holding, Inc.* (Aerospace & Defense)	213	850
Eventbrite, Inc.*—Class A (Entertainment)	168	748
EverCommerce, Inc.* (Software)	33	400
EverQuote, Inc.*—Class A (Interactive Media & Services)	65	1,755
EVERTEC, Inc. (Financial Services)	143	4,160
EVgo, Inc.* (Specialty Retail)	285	829
EVI Industries, Inc.* (Trading Companies & Distributors)	11	271
Evolent Health, Inc.*—Class A (Health Care Technology)	261	1,044
Evolus, Inc.* (Pharmaceuticals)	115	765
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	70	248
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	340	2,434
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	53	1,487
eXp World Holdings, Inc. (Real Estate Management & Development)	196	1,774
Expensify, Inc.* (Software)	133	201
Exponent, Inc. (Professional Services)	113	7,849
Expro Group Holdings N.V.* (Energy Equipment & Services)	198	2,643
Extreme Networks, Inc.* (Communications Equipment)	293	4,878
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	168	3,069
F&G Annuities & Life, Inc. (Insurance)	82	2,530
Fabrinet* (Electronic Equipment, Instruments & Components)	80	36,423
Falcon's Beyond Global, Inc.*(a) (Professional Services)	32	480
Faraday Future Intelligent Electric, Inc.* (Software)	317	323
Farmers & Merchants Bancorp, Inc. (Banks)	28	692
Farmers National Banc Corp. (Banks)	81	1,079
Farmland Partners, Inc. (Specialized REITs)	86	833

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 85

Common Stocks, continued

	Shares	Value
Fastly, Inc.*—Class A (IT Services)	310	$3,156
Fate Therapeutics, Inc.* (Biotechnology)	242	238
FB BanCorp, Inc.* (Banking)	40	514
FB Financial Corp. (Banks)	92	5,134
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	21	3,687
Federal Signal Corp. (Machinery)	134	14,551
Fennec Pharmaceuticals, Inc.* (Biotechnology)	52	400
Ferroglobe PLC (Metals & Mining)	266	1,234
Fidelis Insurance Holdings, Ltd. (Insurance)	124	2,427
Fidelity D&D Bancorp, Inc. (Banks)	11	479
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	197	2,238
Finance Of America Companies, Inc.* (Specialty Finance)	11	266
Financial Institutions, Inc. (Banks)	44	1,371
Finward BanCorp. (Banking)	8	282
Finwise Bancorp* (Banking)	21	377
Firefly Aerospace, Inc.* (Aerospace & Defense)	48	1,074
First Advantage Corp.* (Professional Services)	176	2,557
First Bancorp (Banks)	90	4,571
First Bancorp (Banks)	354	7,338
First Bank (Banks)	48	790
First Busey Corp. (Banks)	188	4,473
First Business Financial Services, Inc. (Banks)	18	977
First Capital, Inc. (Banking)	7	414
First Commonwealth Financial Corp. (Banks)	232	3,912
First Community Bancshares, Inc.* (Banks)	35	1,181
First Community Corp (Banking)	16	474
First Financial Bancorp* (Banks)	212	5,304
First Financial Bankshares, Inc. (Banks)	299	8,931
First Financial Corp. (Banks)	25	1,511
First Foundation, Inc. (Banks)	141	869
First Internet Bancorp (Banks)	17	355
First Interstate BancSystem, Inc.—Class A (Banks)	199	6,885
First Merchants Corp. (Banks)	128	4,797
First Mid Bancshares, Inc. (Banks)	48	1,872
First National Corp. (Banking)	17	429
First Savings Financial Group, Inc.* (Banking)	12	382
First United Corp.* (Banking)	13	487
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	122	1,840
First Western Financial, Inc.* (Banks)	18	483
FirstCash Holdings, Inc. (Consumer Finance)	88	14,026
Firstsun Capital Bancorp* (Banking)	28	1,053
FitLife Brands, Inc.* (Biotech & Pharma)	9	146
Five Star Bancorp (Banks)	35	1,252
Five9, Inc.* (Software)	172	3,449
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	70	1,747
Flexsteel Industries, Inc. (Household Durables)	8	316
Flotek Industries, Inc.* (Oil & Gas Services & Equipment)	32	551
Flowco Holdings, Inc.*—Class A (Oil & Gas Services & Equipment)	45	843
Fluence Energy, Inc.* (Electrical Equipment)	142	2,809
Fluor Corp. (Construction & Engineering)	358	14,188
Flushing Financial Corp. (Banks)	72	1,092

Common Stocks, continued

	Shares	Value
flyExclusive, Inc.* (Passenger Airlines)	12	$49
Flywire Corp.* (Financial Services)	261	3,696
Foghorn Therapeutics, Inc.* (Biotechnology)	74	400
Fold Holdings, Inc.* (Capital Markets)	14	37
Forafric Global PLC* (Food Products)	12	132
Forestar Group, Inc.* (Real Estate Management & Development)	43	1,059
Forge Global Holdings, Inc.* (Institutional Financial Services)	25	1,114
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	173	9,650
Forrester Research, Inc.* (Professional Services)	25	203
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	203	3,502
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	23	850
Forward Air Corp.* (Air Freight & Logistics)	48	1,200
Four Corners Property Trust, Inc. (Specialized REITs)	235	5,419
Fox Factory Holding Corp.* (Automobile Components)	93	1,591
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	182	1,825
Franklin Covey Co.* (Professional Services)	24	403
Franklin Electric Co., Inc. (Machinery)	86	8,216
Franklin Financial Services Corp. (Banking)	9	452
Franklin Street Properties Corp. (Office REITs)	176	166
Frequency Electronics Inc* (Technology Hardware)	15	808
Fresh Del Monte Produce, Inc. (Food Products)	74	2,637
Freshworks, Inc.*—Class A (Software)	447	5,476
Friedman Industries, Inc.* (Steel)	15	308
Frontdoor, Inc.* (Diversified Consumer Services)	163	9,404
Frontier Group Holdings, Inc.* (Passenger Airlines)	188	885
FrontView REIT, Inc. (Retail REITs)	46	679
FRP Holdings, Inc.* (Real Estate Management & Development)	26	593
FS Bancorp, Inc.* (Banks)	14	576
FTAI Infrastructure, Inc. (Ground Transportation)	244	1,125
fuboTV, Inc.* (Interactive Media & Services)	742	1,870
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	96	1,086
Fulgent Genetics, Inc.* (Health Care Providers & Services)	46	1,208
Fulton Financial Corp. (Banks)	406	7,848
Funko, Inc.*—Class A (Leisure Products)	91	309
FutureFuel Corp.* (Oil, Gas & Consumable Fuels)	56	179
FVCBankcorp, Inc.* (Banks)	34	473
Gaia, Inc.* (Retail—Discretionary)	37	134
Gambling.com Group, Ltd.* (Media)	42	229
Gannett Co., Inc.* (Media)	313	1,612
Garret Motion, Inc. (Automotive)	353	6,153
GATX Corp. (Trading Companies & Distributors)	80	13,567

See accompanying notes to financial statements.

86 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
GBank Financial Holdings, Inc.* (Specialty Finance)	20	$679
GCM Grosvenor, Inc.—Class A (Capital Markets)	116	1,313
Genco Shipping & Trading, Ltd. (Marine Transportation)	70	1,290
Gencor Industries, Inc.* (Machinery)	23	298
GeneDx Holdings Corp.* (Health Care Providers & Services)	42	5,463
Genesco, Inc.* (Specialty Retail)	22	545
Genie Energy, Ltd.—Class B (Electric Utilities)	47	648
Genius Sports Ltd.* (Leisure Facilities & Services)	486	5,356
Gentherm, Inc.* (Automobile Components)	68	2,473
Genworth Financial, Inc.*—Class A (Insurance)	904	8,163
German American Bancorp, Inc.* (Banks)	81	3,174
Geron Corp.* (Biotechnology)	1,214	1,602
Getty Images Holdings, Inc.*(a) (Interactive Media & Services)	245	328
Getty Realty Corp. (Retail REITs)	120	3,284
Gevo, Inc.* (Renewable Energy)	514	1,028
Gibraltar Industries, Inc.* (Building Products)	66	3,263
GigaCloud Technology, Inc.*—Class A (Distributors)	54	2,121
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	81	2,346
Ginkgo Bioworks Holdings, Inc.* (Health Care Facilities & Services)	92	765
Glacier Bancorp, Inc. (Banks)	285	12,554
Gladstone Commercial Corp. (Equity REIT—Diversified)	103	1,099
Gladstone Land Corp. (Specialized REITs)	76	695
Glaukos Corp.* (Health Care Equipment & Supplies)	124	14,002
Global Business Travel Group, Inc.* (Hotels, Restaurants & Leisure)	290	2,219
Global Industrial Co. (Trading Companies & Distributors)	32	935
Global Medical REIT, Inc. (Health Care REITs)	28	945
Global Net Lease, Inc. (Equity REIT—Diversified)	441	3,793
Global Water Resources, Inc. (Water Utilities)	28	237
Globalstar, Inc.* (Telecommunications)	111	6,774
Gogo, Inc.* (Wireless Telecommunication Services)	174	811
GoHealth, Inc.*—Class A (Insurance)	21	45
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	217	8,075
Gold.com, Inc. (Distributors)	42	1,430
Golden Entertainment, Inc.* ARS (Hotels, Restaurants & Leisure)	43	1,169
Golden Matrix Group, Inc.* (Entertainment)	48	38
Goosehead Insurance, Inc.*—Class A (Insurance)	53	3,903
Gossamer Bio, Inc.* (Biotechnology)	427	1,324
Graham Corp. (Machinery)	23	1,477
Graham Holdings Co.—Class B (Diversified Consumer Services)	7	7,690

Common Stocks, continued

	Shares	Value
GRAIL, Inc.* (Biotechnology)	78	$6,676
Granite Construction, Inc. (Construction & Engineering)	97	11,189
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	120	564
Gray Television, Inc. (Media)	195	944
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	148	1,942
Great Southern Bancorp, Inc. (Banks)	19	1,170
Green Brick Partners, Inc.* (Household Durables)	69	4,324
Green Dot Corp.*—Class A (Consumer Finance)	119	1,524
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	149	1,460
Greene County Bancorp, Inc. (Banks)	16	356
Greenlight Capital Re, Ltd.*—Class A (Insurance)	58	846
Greenwich Lifesciences, Inc.*(a) (Biotechnology)	14	294
Greif, Inc.—Class A (Containers & Packaging)	56	3,791
Greif, Inc.—Class B (Containers & Packaging)	10	747
Grid Dynamics Holdings, Inc.* (IT Services)	148	1,336
Griffon Corp. (Building Products)	85	6,260
Grindr, Inc.* (Interactive Media & Services)	73	988
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	211	2,131
Group 1 Automotive, Inc. (Specialty Retail)	27	10,619
Groupon, Inc.* (Broadline Retail)	56	986
Guardant Health, Inc.* (Health Care Providers & Services)	270	27,579
Guardian Pharmacy Services, Inc.* (Consumer Staples Distribution & Retail)	50	1,505
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	35	7,280
Gyre Therapeutics, Inc.* (Biotechnology)	26	184
H.B. Fuller Co. (Chemicals)	122	7,254
H2O America* (Water Utilities)	74	3,625
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	272	8,549
Haemonetics Corp.* (Health Care Equipment & Supplies)	107	8,576
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	69	1,314
Hamilton Beach Brands Holding Co.*—Class A (Household Durables)	16	263
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	100	2,790
Hancock Whitney Corp. (Banks)	188	11,972
Hanmi Financial Corp. (Banks)	67	1,811
Hanover Bancorp, Inc.* (Banking)	10	231
Harmonic, Inc.* (Communications Equipment)	250	2,473
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	97	3,630
Harrow, Inc.* (Pharmaceuticals)	70	3,430
Haverty Furniture Cos., Inc. (Specialty Retail)	30	701
Hawaiian Electric Industries, Inc.* (Electric Utilities)	388	4,772
Hawkins, Inc. (Chemicals)	43	6,109

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 87

Common Stocks, continued

	Shares	Value
Hawthorn Bancshares, Inc. (Banking)	13	$453
HBT Financial, Inc. (Banks)	25	646
HCI Group, Inc. (Insurance)	24	4,601
Health Catalyst, Inc.* (Health Care Technology)	150	359
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	157	3,002
HealthEquity, Inc.* (Health Care Providers & Services)	190	17,406
HealthStream, Inc. (Health Care Technology)	53	1,223
HeartFlow, Inc.* (Health Care Technology)	43	1,253
Heartland Express, Inc. (Ground Transportation)	97	876
Hecla Mining Co. (Metals & Mining)	1,413	27,115
Helen of Troy, Ltd.* (Household Durables)	51	1,084
Helios Technologies, Inc. (Machinery)	74	3,958
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	309	1,937
Helmerich & Payne, Inc. (Energy Equipment & Services)	215	6,166
Herbalife, Ltd.* (Personal Care Products)	227	2,926
Herc Holdings, Inc. (Trading Companies & Distributors)	73	10,832
Heritage Commerce Corp. (Banks)	133	1,597
Heritage Financial Corp. (Banks)	76	1,797
Heritage Insurance Holdings, Inc.* (Insurance)	55	1,609
Heron Therapeutics, Inc.* (Biotechnology)	341	443
Hertz Global Holdings, Inc.* (Ground Transportation)	263	1,352
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	89	191
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	49	232
Hillenbrand, Inc. (Machinery)	157	4,980
Hillman Solutions Corp. (Machinery)	440	3,810
Hilltop Holdings, Inc.* (Banks)	97	3,292
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	135	6,041
Himalaya Shipping, Ltd. (Marine Transportation)	62	564
Hims & Hers Health, Inc.* (Health Care Providers & Services)	456	14,806
Hingham Institution for Savings (Banks)	4	1,136
Hippo Holdings, Inc.* (Insurance)	40	1,203
HireQuest, Inc. (Professional Services)	12	126
HNI Corp. (Commercial Services & Supplies)	142	5,970
Holley, Inc.* (Automobile Components)	170	702
Hologic, Inc.* (Biotechnology)	53	497
Home Bancorp, Inc. (Banks)	15	867
Home BancShares, Inc. (Banks)	419	11,640
HomeTrust Bancshares, Inc. (Banks)	36	1,546
Hope Bancorp, Inc. (Banks)	275	3,014
Horace Mann Educators Corp. (Insurance)	91	4,202
Horizon Bancorp, Inc. (Banks)	112	1,900
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	11	1,073
Hub Group, Inc.*—Class A (Air Freight & Logistics)	133	5,667
Hudson Pacific Properties, Inc.* (Office REITs)	118	1,278

Common Stocks, continued

	Shares	Value
Hudson Technologies, Inc.* (Trading Companies & Distributors)	86	$589
Humacyte, Inc.* (Biotechnology)	345	331
Huron Consulting Group, Inc.* (Professional Services)	38	6,571
Hut 8 Corp.* (Software)	213	9,785
Hyliion Holdings Corp.* (Machinery)	275	506
Hyster-Yale, Inc.—Class A (Machinery)	26	772
I3 Verticals, Inc.*—Class A (Financial Services)	52	1,310
IBEX Holdings, Ltd.* (Professional Services)	22	840
Ibotta, Inc.*—Class A (Media)	31	705
ICF International, Inc.* (Professional Services)	41	3,497
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	76	1,401
ICU Medical, Inc.* (Health Care Equipment & Supplies)	54	7,704
Idaho Strategic Resources, Inc.* (Metals & Mining)	32	1,290
Ideaya Biosciences, Inc.* (Biotechnology)	178	6,153
IDT Corp.—Class B (Diversified Telecommunication Services)	36	1,844
IES Holdings, Inc.* (Construction & Engineering)	20	7,780
iHeartMedia, Inc.*—Class A (Media)	270	1,123
IMAX Corp.* (Entertainment)	97	3,585
Immersion Corp. (Technology Hardware, Storage & Peripherals)	62	422
ImmunityBio, Inc.*(a) (Biotechnology)	656	1,299
Immunome, Inc.* (Biotechnology)	208	4,468
Immunovant, Inc.* (Biotechnology)	156	3,966
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	60	10,441
Independence Realty Trust, Inc. (Residential REITs)	535	9,352
Independent Bank Corp./Massachusetts (Banks)	112	8,185
Independent Bank Corp./Michigan (Banks)	44	1,431
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	436	1,539
Indivior PLC* (Biotech & Pharma)	270	9,687
Industrial Logistics Properties Trust (Industrial REITs)	119	659
Infinity Natural Resources, Inc.*—Class A (Oil & Gas Producers)	34	501
Information Services Group, Inc. (IT Services)	78	451
Ingevity Corp.* (Chemicals)	81	4,794
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	33	2,262
Inhibikase Therapeutics, Inc.* (Biotech & Pharma)	134	275
Inhibrx Biosciences, Inc.* (Biotechnology)	20	1,580
Inmune Bio, Inc.* (Biotechnology)	45	70
Innodata, Inc.* (Professional Services)	68	3,465
Innospec, Inc. (Chemicals)	55	4,210
Innovage Holding Corp.* (Health Care Providers & Services)	45	234
Innovative Industrial Properties, Inc. (Industrial REITs)	62	2,936

See accompanying notes to financial statements.

88 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Innovex International, Inc.* (Energy Equipment & Services)	86	$1,881
Innoviva, Inc.* (Pharmaceuticals)	140	2,799
Innventure, Inc.* (Capital Markets)	61	255
Inogen, Inc.* (Health Care Equipment & Supplies)	53	356
Inseego Corp.* (Technology Hardware)	28	288
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	65	5,296
Insperity, Inc. (Professional Services)	80	3,098
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	56	524
Installed Building Products, Inc. (Household Durables)	52	13,488
Insteel Industries, Inc. (Building Products)	42	1,330
Intapp, Inc.* (Software)	127	5,819
Integer Holdings Corp.* (Health Care Equipment & Supplies)	77	6,039
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	149	1,851
Intellia Therapeutics, Inc.* (Biotechnology)	229	2,059
InterDigital, Inc. (Software)	58	18,467
Interface, Inc. (Commercial Services & Supplies)	129	3,602
International Bancshares Corp. (Banks)	121	8,039
International Game Technology PLC (Hotels, Restaurants & Leisure)	233	3,607
International Money Express, Inc.* (Financial Services)	61	937
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	89	4,321
Interparfums, Inc. (Personal Care Products)	41	3,478
Intrepid Potash, Inc.* (Chemicals)	24	666
Intuitive Machines, Inc.* (Aerospace & Defense)	243	3,944
InvenTrust Properties Corp. (Retail REITs)	173	4,880
Invesco Mortgage Capital, Inc.(a) (Mortgage REITs)	159	1,337
Investar Holding Corp. (Banks)	20	534
Investors Title Co.* (Insurance)	3	749
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	752	33,741
Iovance Biotherapeutics, Inc.* (Biotechnology)	683	1,865
iRadimed Corp.* (Health Care Equipment & Supplies)	18	1,751
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	71	12,599
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	356	1,200
Ispire Technology, Inc.* (Tobacco)	42	118
Itron, Inc.* (Electronic Equipment, Instruments & Components)	101	9,379
Ivanhoe Electric, Inc.* (Metals & Mining)	237	3,787
J & J Snack Foods Corp. (Food Products)	35	3,163
J Jill, Inc. (Specialty Retail)	16	220
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	39	739
Jackson Financial, Inc.—Class A (Financial Services)	154	16,423
Jade Biosciences, Inc.* (Biotech & Pharma)	103	1,588

Common Stocks, continued

	Shares	Value
JAKKS Pacific, Inc.* (Leisure Products)	20	$338
James River Group Holdings, Inc. (Insurance)	82	522
Jamf Holding Corp.* (Software)	174	2,264
Janus International Group, Inc.* (Building Products)	301	1,969
Janux Therapeutics, Inc.* (Biotechnology)	95	1,311
JBG SMITH Properties (Office REITs)	133	2,262
Jefferson Capital, Inc. (Consumer Finance)	18	402
JELD-WEN Holding, Inc.* (Building Products)	189	465
JetBlue Airways Corp.* (Passenger Airlines)	660	3,003
Joby Aviation, Inc.* (Passenger Airlines)	1,082	14,283
John B. Sanfilippo & Son, Inc. (Food Products)	17	1,200
John Bean Technologies Corp. (Machinery)	116	17,478
John Marshall Bancorp, Inc. (Banks)	28	560
John Wiley & Sons, Inc.—Class A (Media)	91	2,787
Johnson Outdoors, Inc.—Class A (Leisure Products)	13	552
Journey Medical Corp.* (Biotech & Pharma)	32	247
Kadant, Inc. (Machinery)	26	7,411
Kaiser Aluminum Corp. (Metals & Mining)	36	4,135
Kaltura, Inc.* (Software)	202	331
KalVista Pharmaceuticals, Inc.* (Biotechnology)	85	1,373
Karat Packaging, Inc. (Trading Companies & Distributors)	19	429
KB Home (Household Durables)	140	7,897
Kearney Financial Corp. (Banks)	127	941
Kelly Services, Inc.—Class A (Professional Services)	68	598
Kennametal, Inc. (Machinery)	169	4,801
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	269	2,601
Keros Therapeutics, Inc.* (Biotechnology)	65	1,323
Kestra Medical Technologies Ltd.* (Medical Equipment & Devices)	44	1,167
Kforce, Inc. (Professional Services)	40	1,237
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	54	1,502
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	70	302
Kinetik Holdings, Inc.(a) (Oil, Gas & Consumable Fuels)	98	3,533
Kingstone Companies, Inc. (Insurance)	25	421
Kingsway Financial Services, Inc.* (Insurance)	47	632
Kite Realty Group Trust (Retail REITs)	484	11,602
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	123	1,011
Knife River Corp. (Construction Materials)	127	8,934
Knowles Corp.* (Electronic Equipment, Instruments & Components)	190	4,072
Kodiak Gas Services, Inc. (Energy Equipment & Services)	188	7,031
Kodiak Sciences, Inc.* (Biotechnology)	73	2,041
Kohl's Corp. (Broadline Retail)	242	4,939
Kolibri Global Energy, Inc.* (Oil & Gas Producers)	66	259
See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 89

Common Stocks, continued

	Shares	Value
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	122	$7,453
Kopin Corp.* (Technology Hardware)	398	930
Koppers Holdings, Inc. (Chemicals)	42	1,137
Korn Ferry (Professional Services)	117	7,724
Korro Bio, Inc.* (Biotechnology)	15	120
KORU Medical Systems, Inc.* (Medical Equipment & Devices)	96	558
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,054	956
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	371	28,162
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	171	687
Kronos Worldwide, Inc.* (Chemicals)	48	212
Krystal Biotech, Inc.* (Biotechnology)	55	13,560
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	113	5,148
KULR Technology Group, Inc.* (Technology Hardware)	88	260
Kura Oncology, Inc.* (Biotechnology)	179	1,860
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	14	733
Kymera Therapeutics, Inc.* (Biotechnology)	125	9,726
L.B. Foster Co.—Class A (Machinery)	22	593
Ladder Capital Corp. (Mortgage REITs)	254	2,791
Lakeland Financial Corp. (Banks)	56	3,195
Lakeland Industries, Inc. (Apparel & Textile Products)	19	168
Lancaster Colony Corp. (Food Products)	45	7,399
Landmark BanCorp, Inc. (Banking)	11	288
Lands' End, Inc.* (Specialty Retail)	20	290
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	149	9,917
Larimar Therapeutics, Inc.* (Biotechnology)	108	411
Latham Group, Inc.* (Leisure Products)	100	635
Laureate Education, Inc.* (Diversified Consumer Services)	283	9,530
La-Z-Boy, Inc. (Household Durables)	92	3,429
LB Pharmaceuticals, Inc.* (Pharmaceuticals)	43	957
LCI Industries (Automobile Components)	53	6,431
LCNB Corp. (Banks)	30	492
Legacy Housing Corp.* (Household Durables)	19	371
Legalzoom.com, Inc.* (Professional Services)	283	2,810
Legence Corporation* (Construction & Engineering)	82	3,529
Leggett & Platt, Inc. (Household Durables)	296	3,256
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	46	3,731
Lemonade, Inc.* (Insurance)	135	9,609
LendingClub Corp.* (Consumer Finance)	252	4,773
LendingTree, Inc.* (Consumer Finance)	25	1,327
LENSAR, Inc.* (Medical Equipment & Devices)	21	244
LENZ Therapeutics, Inc.* (Biotechnology)	36	576
Lexeo Therapeutics, Inc.* (Biotechnology)	140	1,390
LGI Homes, Inc.* (Household Durables)	46	1,976
Liberty Energy, Inc. (Energy Equipment & Services)	351	6,479

Common Stocks, continued

	Shares	Value
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	65	$480
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	282	2,104
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	336	8,930
Life360, Inc.* (Software)	46	2,950
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	62	507
LifeMD, Inc.* (Health Care Technology)	87	297
LifeStance Health Group, Inc.* (Health Care Providers & Services)	370	2,605
Lifevantage Corporation (Food Products)	24	148
Lifeway Foods, Inc.* (Food Products)	11	267
Lifezone Metals, Ltd.* (Metals & Mining)	62	265
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	43	8,129
Lightbridge Corp.* (Electrical Equipment)	60	758
Limbach Holdings, Inc.* (Construction & Engineering)	24	1,868
Limoneira Co.* (Food Products)	37	467
Lincoln Educational Services Corp.* (Diversified Consumer Services)	66	1,594
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	84	1,211
Lindsay Corp. (Machinery)	24	2,829
LINKBANCORP, Inc. (Banks)	48	396
Lionsgate Studios Corp.* (Entertainment)	455	4,154
Liquidia Corp.* (Pharmaceuticals)	143	4,932
Liquidity Services, Inc.* (Commercial Services & Supplies)	52	1,576
LivaNova PLC* (Health Care Equipment & Supplies)	121	7,445
Live Oak Bancshares, Inc. (Banks)	79	2,714
LiveRamp Holdings, Inc.* (Software)	144	4,229
Livewire Group, Inc.* (Automobiles)	82	362
loanDepot, Inc.* (Specialty Finance)	198	410
Logistic Properties Of The Americas* (Real Estate Owners & Developers)	7	19
LSB Industries, Inc.* (Chemicals)	120	1,020
LSI Industries, Inc. (Electrical Equipment)	60	1,099
LTC Properties, Inc. (Health Care REITs)	101	3,472
Lucid Diagnostics, Inc.* (Medical Equipment & Devices)	200	218
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,121	16,480
Lument Finance Trust, Inc.* (Specialty Finance)	101	142
Luxfer Holdings PLC (Machinery)	59	798
LXP Industrial Trust (Industrial REITs)	130	6,445
M/I Homes, Inc.* (Household Durables)	58	7,421
Mack-Cali Realty Corp. (Residential REITs)	168	2,500
Madison Square Garden Entertainment Corp.* (Entertainment)	88	4,742
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	41	23,876
Magnera Corp.* (Forestry, Paper & Wood Products)	71	1,075
Magnite, Inc.* (Media)	311	5,048
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	402	8,800
MainStreet Bancshares, Inc.* (Banking)	16	326

See accompanying notes to financial statements.

90 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Malibu Boats, Inc.*—Class A (Leisure Products)	41	$1,157
Mama's Creations, Inc.* (Food Products)	82	1,106
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	54	100
Mannkind Corp.* (Biotechnology)	673	3,816
MapLight Therapeutics, Inc.* (Biotechnology)	38	667
MARA Holdings, Inc.* (Software)	826	7,417
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	243	790
Marcus & Millichap, Inc. (Real Estate Management & Development)	53	1,446
Marex Group PLC (Institutional Financial Services)	122	4,680
Marine Products Corp. (Leisure Products)	20	175
MarineMax, Inc.* (Specialty Retail)	42	1,018
MarketWise, Inc. (Capital Markets)	4	60
Marqeta, Inc.*—Class A (Financial Services)	812	3,857
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	62	3,577
Marten Transport, Ltd. (Ground Transportation)	130	1,479
Masterbrand, Inc.* (Building Products)	282	3,113
MasterCraft Boat Holdings, Inc.* (Leisure Products)	35	662
Materion Corp. (Metals & Mining)	46	5,719
Mativ Holdings, Inc. (Chemicals)	120	1,458
Matrix Service Co.* (Construction & Engineering)	60	702
Matson, Inc. (Marine Transportation)	70	8,650
Matthews International Corp.—Class A (Commercial Services & Supplies)	66	1,724
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	15	254
MaxCyte, Inc.* (Life Sciences Tools & Services)	225	349
Maximus, Inc. (Professional Services)	126	10,875
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	184	3,207
Mayville Engineering Co., Inc.* (Machinery)	29	543
Maze Therapeutics, Inc.* (Biotechnology)	48	1,989
MBIA, Inc.* (Insurance)	102	730
MBX Biosciences, Inc.* (Pharmaceuticals)	63	1,987
McGrath RentCorp (Trading Companies & Distributors)	55	5,771
McGraw Hill, Inc.* (Diversified Consumer Services)	64	1,056
Mechanics Bancorp* (Banks)	108	1,580
Medallion Financial Corp.* (Consumer Finance)	36	370
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	75	971
Medifast, Inc. (Personal Care Products)	24	256
MediWound, Ltd.* (Pharmaceuticals)	22	406
MeiraGTx Holdings PLC* (Biotechnology)	100	795
Mercantile Bank Corp. (Banks)	35	1,684
Merchants Bancorp (Financial Services)	58	1,975
Mercury General Corp. (Insurance)	60	5,644
Mercury Systems, Inc.* (Aerospace & Defense)	116	8,469
Meridian Corporation* (Banking)	21	369

Common Stocks, continued

	Shares	Value
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	130	$11,459
Meritage Homes Corp. (Household Durables)	155	10,199
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	12	942
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	74	491
Metrocity Bankshares, Inc. (Banks)	43	1,141
Metropolitan Bank Holding Corp. (Banks)	20	1,527
MFA Financial, Inc. (Mortgage REITs)	229	2,132
MGE Energy, Inc. (Electric Utilities)	82	6,430
MGP Ingredients, Inc. (Beverages)	31	753
Miami International Holdings, Inc.* (Capital Markets)	52	2,308
Microvast Holdings, Inc.* (Automotive)	442	1,238
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	670	555
Mid Penn Bancorp, Inc. (Banks)	43	1,334
Middlefield Banc Corp. (Banks)	16	553
Middlesex Water Co. (Water Utilities)	41	2,067
Midland States Bancorp, Inc. (Banks)	46	974
MidWestOne Financial Group, Inc.* (Banks)	36	1,386
Miller Industries, Inc. (Machinery)	25	934
MillerKnoll, Inc. (Commercial Services & Supplies)	152	2,779
MiMedx Group, Inc.* (Biotechnology)	263	1,781
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	209	2,799
Minerals Technologies, Inc. (Chemicals)	70	4,267
Mineralys Therapeutics, Inc.* (Biotechnology)	104	3,774
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	533	12,483
Mirum Pharmaceuticals, Inc.* (Biotechnology)	91	7,188
Mission Produce, Inc.* (Food Products)	95	1,102
Mister Car Wash, Inc.* (Diversified Consumer Services)	220	1,223
Mistras Group, Inc.* (Professional Services)	28	354
Mitek Systems, Inc.* (Software)	99	1,044
Mobile Infrastructure Corp.* (Real Estate Owners & Developers)	29	74
Modine Manufacturing Co.* (Automobile Components)	117	15,620
Modiv Industrial, Inc. (Retail REITs)	21	302
Moelis & Co.—Class A (Capital Markets)	165	11,342
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	28	2,680
Monopar Therapeutics, Inc.* (Biotech & Pharma)	10	653
Monro, Inc. (Specialty Retail)	66	1,323
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	150	251
Monte Rosa Therapeutics, Inc.* (Biotechnology)	104	1,631
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	73	1,813
Moog, Inc.—Class A (Aerospace & Defense)	63	15,344
Motorcar Parts of America, Inc.* (Automotive)	30	370

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 91

Common Stocks, continued

	Shares	Value
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	34	$701
M-Tron Industries, Inc.* (Electrical Equipment)	5	266
Mueller Water Products, Inc.—Class A (Machinery)	347	8,266
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	301	9,406
MVB Financial Corp. (Banks)	25	646
Myers Industries, Inc. (Containers & Packaging)	82	1,535
Myomo, Inc.* (Medical Equipment & Devices)	79	72
MYR Group, Inc.* (Construction & Engineering)	34	7,429
Myriad Genetics, Inc.* (Biotechnology)	202	1,242
N-able, Inc.* (Software)	160	1,197
Nabors Industries, Ltd.* (Energy Equipment & Services)	31	1,683
NACCO Industries, Inc.*—Class A (Oil, Gas & Consumable Fuels)	9	441
NANO Nuclear Energy, Inc.*(a) (Electrical Equipment)	89	2,137
Nano-X Imaging, Ltd.* (Health Care Providers & Services)	143	400
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	77	3,211
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	6	561
National Bank Holdings Corp.—Class A (Banks)	84	3,193
National Bankshares, Inc. (Banks)	14	469
National Beverage Corp.* (Beverages)	53	1,690
National CineMedia, Inc.* (Media)	147	572
National Energy Services Reunited Corp.* (Oil & Gas Services & Equipment)	136	2,130
National Health Investors, Inc. (Health Care REITs)	104	7,942
National HealthCare Corp. (Health Care Providers & Services)	28	3,839
National Presto Industries, Inc.* (Aerospace & Defense)	12	1,281
National Research Corp.* (Health Care Providers & Services)	26	488
National Vision Holdings, Inc.* (Specialty Retail)	173	4,467
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	23	774
Natural Grocers by Vitamin Cottage, Inc.* (Consumer Staples Distribution & Retail)	28	701
Nature's Sunshine Products, Inc.* (Personal Care Products)	37	798
Navan, Inc.* (Hotels, Restaurants & Leisure)	83	1,418
Navient Corp. (Consumer Finance)	151	1,963
Navigator Holdings Ltd. (Transportation & Logistics)	70	1,212
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	356	2,542
NB Bancorp, Inc.* (Banks)	89	1,764
NBT Bancorp, Inc. (Banks)	114	4,733

Common Stocks, continued

	Shares	Value
NCR Atleos Corp.* (Financial Services)	163	$6,212
NCR Voyix Corp.* (Software)	309	3,152
Nelnet, Inc.—Class A (Consumer Finance)	25	3,324
Neogen Corp.* (Health Care Equipment & Supplies)	486	3,397
NeoGenomics, Inc.* (Health Care Providers & Services)	287	3,375
Neonode, Inc.* (Technology Hardware)	28	49
NerdWallet, Inc.*—Class A (Consumer Finance)	95	1,287
Nerdy, Inc.* (Diversified Consumer Services)	132	137
NET Lease Office Properties* (Office REITs)	33	851
Net Power, Inc.* (Electrical Equipment)	70	160
NETGEAR, Inc.* (Communications Equipment)	61	1,496
NetScout Systems, Inc.* (Communications Equipment)	155	4,194
NETSTREIT Corp. (Retail REITs)	187	3,299
Neurogene, Inc.* (Biotechnology)	22	453
Neuronetics, Inc.* (Health Care Facilities & Services)	88	121
NeuroPace, Inc.* (Health Care Equipment & Supplies)	57	880
New Fortress Energy, Inc.(a) (Oil & Gas Producers)	390	445
New Jersey Resources Corp. (Gas Utilities)	225	10,377
New York Community Bancorp, Inc. (Banks)	676	8,511
Newmark Group, Inc.—Class A (Real Estate Management & Development)	329	5,705
Newsmax, Inc.* (Internet Media & Services)	106	819
NewtekOne, Inc.*(a) (Financial Services)	50	568
NexPoint Diversified Real Estate Trust (Equity REIT—Diversified)	79	303
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	17	239
NexPoint Residential Trust, Inc. (Residential REITs)	50	1,505
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	302	1,592
Nextdoor Holdings, Inc.* (Interactive Media & Services)	484	1,016
NextNav, Inc.* (Software)	211	3,511
NextNRG, Inc.* (Oil & Gas Producers)	80	116
NEXTracker, Inc.*—Class A (Electrical Equipment)	324	28,224
Nexxen International Ltd.* (Advertising & Marketing)	76	497
NI Holdings, Inc.* (Insurance)	15	200
Niagen Bioscience, Inc.* (Life Sciences Tools & Services)	118	750
Nicolet Bankshares, Inc. (Banks)	29	3,518
NioCorp Developments Ltd.* (Metals & Mining)	238	1,261
Nkarta, Inc.* (Biotechnology)	95	176
NL Industries, Inc.* (Commercial Services & Supplies)	19	104
nLight, Inc.* (Electronic Equipment, Instruments & Components)	103	3,864
NMI Holdings, Inc.*—Class A (Financial Services)	174	7,097

See accompanying notes to financial statements.

92 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Noble Corp. PLC* (Energy Equipment & Services)	281	$7,935
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	456	1,569
Northeast Bank (Banks)	17	1,767
Northeast Community Bancorp, Inc. (Banks)	27	610
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	213	4,573
Northfield Bancorp, Inc. (Banks)	82	937
Northpointe Bancshares, Inc. (Banking)	46	771
Northrim Bancorp, Inc. (Banks)	48	1,277
Northwest Bancshares, Inc.* (Banks)	323	3,876
Northwest Natural Holding Co. (Gas Utilities)	91	4,253
Northwest Pipe Co.* (Construction & Engineering)	21	1,312
NorthWestern Energy Group, Inc. (Multi-Utilities)	137	8,842
Norwood Financial Corp. (Banks)	19	533
NovaGold Resources, Inc.* (Metals & Mining)	674	6,282
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	80	9,519
Novavax, Inc.*(a) (Biotechnology)	333	2,238
Novocure, Ltd.* (Health Care Equipment & Supplies)	226	2,922
NPK International, Inc.* (Energy Equipment & Services)	182	2,169
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	109	1,049
Nurix Therapeutics, Inc.* (Biotechnology)	223	4,230
NuScale Power Corp.* (Electrical Equipment)	282	3,996
Nutex Health, Inc.* (Software)	8	1,317
Nuvalent, Inc.*—Class A (Biotechnology)	111	11,165
Nuvation Bio, Inc.* (Pharmaceuticals)	536	4,803
Nuvectis Pharma, Inc.* (Biotech & Pharma)	34	257
NVE Corp.* (Semiconductors & Semiconductor Equipment)	11	653
Oak Valley Bancorp (Banks)	15	451
Oceaneering International, Inc.* (Energy Equipment & Services)	220	5,287
OceanFirst Financial Corp. (Banks)	125	2,244
Ocular Therapeutix, Inc.* (Pharmaceuticals)	413	5,014
OFG Bancorp (Banks)	98	4,016
Ohio Valley Banc Corp. (Asset Management)	8	320
O-I Glass, Inc. (Containers & Packaging)	342	5,048
Oil States International, Inc.* (Energy Equipment & Services)	125	846
Oil-Dri Corp. of America (Household Products)	22	1,077
Oklo, Inc.* (Electric Utilities)	242	17,367
Olaplex Holdings, Inc.* (Personal Care Products)	312	418
Old National Bancorp (Banks)	779	17,379
Old Second Bancorp, Inc. (Banks)	112	2,184
Olema Pharmaceuticals, Inc.* (Biotechnology)	132	3,300
Olympic Steel, Inc. (Metals & Mining)	22	941
Omada Health, Inc.* (Health Care Providers & Services)	21	331
Omega Flex, Inc.* (Machinery)	8	236
Omeros Corp.* (Pharmaceuticals)	146	2,508

Common Stocks, continued

	Shares	Value
OmniAb, Inc.* (Life Sciences Tools & Services)	234	$433
Omnicell, Inc.* (Health Care Equipment & Supplies)	102	4,621
ON24, Inc.* (Software)	83	661
ONE Gas, Inc. (Gas Utilities)	133	10,274
One Liberty Properties, Inc. (Equity REIT—Diversified)	41	832
OneSpan, Inc. (Software)	80	1,027
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	222	4,604
OneWater Marine, Inc.* (Specialty Retail)	25	271
Onity Group, Inc.* (Financial Services)	15	687
Ooma, Inc.* (Software)	56	657
OP Bancorp (Banking)	26	367
OPAL Fuels, Inc.* (Renewable Energy)	47	111
Open Lending Corp.* (Capital Markets)	225	349
OPENLANE, Inc.* (Commercial Services & Supplies)	234	6,969
OPKO Health, Inc.* (Health Care Providers & Services)	914	1,152
Oportun Financial Corp.* (Specialty Finance)	90	476
OppFi, Inc.* (Consumer Finance)	59	617
OptimizeRx Corp.* (Health Care Technology)	35	429
Option Care Health, Inc.* (Health Care Providers & Services)	355	11,310
Orange County Bancorp, Inc. (Banks)	26	742
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	158	382
Orchid Island Capital, Inc. (Mortgage REITs)	341	2,455
Organogenesis Holdings, Inc.* (Biotechnology)	152	787
ORIC Pharmaceuticals, Inc.* (Biotechnology)	147	1,202
Origin Bancorp, Inc. (Banks)	66	2,482
Orion Group Holdings, Inc.* (Construction & Engineering)	84	835
Orion SA (Chemicals)	123	649
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	136	15,023
Orrstown Financial Services, Inc. (Banks)	42	1,488
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	86	1,304
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	38	675
Oruka Therapeutics Inc* (Biotechnology)	86	2,607
Oscar Health, Inc.*—Class A (Insurance)	439	6,308
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	36	9,182
Otter Tail Corp. (Electric Utilities)	86	6,950
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	121	2,618
Outfront Media, Inc. (Specialized REITs)	329	7,930
Outset Medical, Inc.* (Software)	37	137
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	31	1,060
P10, Inc.—Class A (Capital Markets)	130	1,275
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	614	1,148
Pacira BioSciences, Inc.* (Pharmaceuticals)	99	2,562
PACS Group, Inc.* (Health Care Providers & Services)	98	3,762

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 93

Common Stocks, continued

	Shares	Value
Pagaya Technologies, Ltd.*—Class A (Software)	113	$2,362
PagerDuty, Inc.* (Software)	199	2,609
Pagseguro Digital, Ltd.—Class A (Financial Services)	398	3,837
Palladyne AI Corp.* (Machinery)	67	285
Palomar Holdings, Inc.* (Insurance)	59	7,951
Palvella Therapeutics, Inc.* (Biotechnology)	16	1,675
PAM Transportation Services, Inc.* (Ground Transportation)	11	133
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	66	454
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	73	2,810
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	111	3,901
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	89	3,229
Park Aerospace Corp. (Aerospace & Defense)	41	875
Park National Corp. (Banks)	33	5,022
Parke Bancorp, Inc.* (Banks)	22	551
Park-Ohio Holdings Corp.* (Machinery)	22	461
Pathward Financial, Inc. (Banks)	51	3,621
Patria Investments, Ltd.—Class A (Capital Markets)	147	2,336
Patrick Industries, Inc. (Automobile Components)	72	7,807
Patriot National Bancorp, Inc.* (Banking)	152	277
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	772	4,717
Payoneer Global, Inc.* (Financial Services)	619	3,479
Paysafe, Ltd.* (Financial Services)	72	582
Paysign, Inc.* (Financial Services)	77	397
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	186	5,044
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	25	1,444
PCB Bancorp (Banks)	24	520
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	71	2,026
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	272	8,078
Peakstone Realty Trust (Office REITs)	82	1,177
Peapack-Gladstone Financial Corp. (Banks)	36	1,003
Pebblebrook Hotel Trust (Hotel & Resort REITs)	261	2,955
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	193	4,128
Peloton Interactive, Inc.*—Class A (Leisure Products)	881	5,427
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	116	2,269
PennyMac Financial Services, Inc. (Financial Services)	65	8,570
PennyMac Mortgage Investment Trust (Mortgage REITs)	194	2,435
Peoples Bancorp of North Carolina, Inc. (Banks)	9	326
Peoples Bancorp, Inc.* (Banks)	78	2,342
Peoples Financial Services Corp. (Banks)	21	1,023

Common Stocks, continued

	Shares	Value
Perdoceo Education Corp. (Diversified Consumer Services)	146	$4,282
Perella Weinberg Partners (Capital Markets)	138	2,387
Perimeter Solutions SA* (Chemicals)	309	8,507
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	38	478
Perpetua Resources Corp.* (Metals & Mining)	189	4,576
Personalis, Inc.* (Health Care Facilities & Services)	111	884
Perspective Therapeutics, Inc.* (Biotechnology)	132	363
Petco Health & Wellness Co., Inc.* (Specialty Retail)	177	497
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	88	1,460
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	45	1,681
Phillips Edison & Co., Inc. (Retail REITs)	281	9,995
Phinia, Inc. (Automobile Components)	85	5,329
Phoenix Education Partners, Inc.* (Diversified Consumer Services)	11	333
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	127	4,064
Phreesia, Inc.* (Health Care Technology)	127	2,149
Picard Medical, Inc.* (Health Care Equipment & Supplies)	11	19
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	276	2,302
Pioneer Bancorp, Inc.* (Banks)	24	324
Piper Sandler Cos. (Capital Markets)	39	13,250
Pitney Bowes, Inc. (Commercial Services & Supplies)	359	3,795
PJT Partners, Inc.—Class A (Capital Markets)	51	8,527
Planet Labs PBC* (Professional Services)	530	10,451
Playstudios, Inc.* (Entertainment)	199	130
Playtika Holding, Corp.* (Entertainment Content)	125	494
Plexus Corp.* (Electronic Equipment, Instruments & Components)	60	8,820
Plug Power, Inc.*(a) (Electrical Equipment)	2,503	4,931
Plumas Bancorp* (Banks)	15	670
Plymouth Industrial REIT, Inc. (Industrial REITs)	94	2,057
Polaris, Inc. (Leisure Products)	119	7,527
Ponce Financial Group, Inc.* (Banks)	44	719
Porch Group, Inc.* (Software)	193	1,762
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	148	672
Portland General Electric Co. (Electric Utilities)	252	12,093
Postal Realty Trust, Inc.—Class A (Office REITs)	52	839
PotlatchDeltic Corp. (Specialized REITs)	171	6,802
Powell Industries, Inc. (Electrical Equipment)	21	6,694
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	124	4,407
Power Solutions International, Inc.* (Machinery)	19	1,086
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	276	1,468
PRA Group, Inc.* (Consumer Finance)	86	1,521
Prairie Operating Co.* (Software)	64	108

See accompanying notes to financial statements.

94 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Praxis Precision Medicines, Inc.* (Biotechnology)	50	$14,737
Precigen, Inc.* (Biotechnology)	401	1,676
Preferred Bank (Banks)	26	2,455
Preformed Line Products Co.* (Electrical Equipment)	6	1,240
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	110	6,786
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	57	6,993
Prime Medicine, Inc.* (Biotechnology)	221	767
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	171
Primis Financial Corp. (Banks)	47	654
Primoris Services Corp. (Construction & Engineering)	120	14,897
Princeton Bancorp, Inc. (Banks)	12	416
Priority Technology Holdings, Inc.* (Financial Services)	61	332
Privia Health Group, Inc.* (Health Care Providers & Services)	259	6,141
ProAssurance Corp. (Insurance)	114	2,754
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	118	3,712
Pro-Dex, Inc.* (Medical Equipment & Devices)	5	192
Proficient Auto Logistics, Inc.* (Ground Transportation)	54	521
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	64	249
PROG Holdings, Inc.* (Consumer Finance)	87	2,566
Progress Software Corp. (Software)	95	4,081
Progyny, Inc.* (Health Care Providers & Services)	167	4,289
ProPetro Holding Corp.* (Energy Equipment & Services)	178	1,693
Protagonist Therapeutics, Inc.* (Biotechnology)	129	11,267
Protalix BioTherapeutics, Inc.* (Biotech & Pharma)	160	288
Protara Therapeutics, Inc.* (Biotech & Pharma)	78	416
Prothena Corp. PLC* (Biotechnology)	98	936
Proto Labs, Inc.* (Machinery)	53	2,681
Provident Financial Services, Inc. (Banks)	286	5,649
PTC Therapeutics, Inc.* (Biotechnology)	173	13,141
PubMatic, Inc.*—Class A (Media)	84	745
Pulmonx Corp.* (Health Care Equipment & Supplies)	86	190
Pulse Biosciences, Inc.*(a) (Health Care Equipment & Supplies)	39	535
Puma Biotechnology, Inc.* (Biotechnology)	96	571
Pure Cycle Corp.* (Water Utilities)	46	506
PureCycle Technologies, Inc.*(a) (Chemicals)	289	2,483
Q2 Holdings, Inc.* (Software)	138	9,958
QCR Holdings, Inc. (Banks)	37	3,082
Quad/Graphics, Inc. (Commercial Services & Supplies)	64	401
Quaker Chemical Corp. (Chemicals)	31	4,257
Qualys, Inc.* (Software)	81	10,765

Common Stocks, continued

	Shares	Value
Quanex Building Products Corp. (Building Products)	102	$1,569
Quanterix Corp.* (Life Sciences Tools & Services)	98	623
Quantum Computing, Inc.* (Software)	448	4,597
Quantum-Si, Inc.* (Life Sciences Tools & Services)	349	384
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	151	4,313
QuinStreet, Inc.* (Interactive Media & Services)	123	1,768
Rackspace Technology, Inc.* (IT Services)	186	181
Radian Group, Inc. (Financial Services)	301	10,833
Radiant Logistics, Inc.* (Air Freight & Logistics)	81	513
RadNet, Inc.* (Health Care Providers & Services)	152	10,845
Ramaco Resources, Inc.—Class A (Metals & Mining)	92	1,656
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	240	22,054
Ranger Bermuda Topco Ltd.* (Insurance)	6	61
Ranger Energy Services, Inc.* (Energy Equipment & Services)	45	629
Ranpak Holdings Corp.* (Containers & Packaging)	104	563
Rapid7, Inc.* (Software)	142	2,158
Rapport Therapeutics, Inc.* (Pharmaceuticals)	63	1,911
Rayonier Advanced Materials, Inc.* (Chemicals)	143	842
RBB Bancorp (Banks)	36	743
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	18	429
RCM Technologies, Inc. (Technology Services)	11	225
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	41	311
Ready Capital Corp. (Mortgage REITs)	330	719
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	845	3,456
Red Cat Holdings, Inc.*(a) (Aerospace & Defense)	228	1,808
Red River Bancshares, Inc.* (Banks)	11	786
Red Rock Resorts, Inc.*—Class A (Hotels, Restaurants & Leisure)	109	6,752
Red Violet, Inc.* (Software)	25	1,424
Redwire Corp.*(a) (Aerospace & Defense)	163	1,239
Redwood Trust, Inc. (Mortgage REITs)	282	1,559
REGENXBIO, Inc.* (Biotechnology)	104	1,498
Regional Management Corp.* (Consumer Finance)	20	775
Relay Therapeutics, Inc.* (Biotechnology)	313	2,648
Remitly Global, Inc.* (Financial Services)	375	5,175
Renasant Corp. (Banks)	210	7,396
Repay Holdings Corp.* (Financial Services)	150	548
Replimune Group, Inc.* (Biotechnology)	154	1,497
ReposiTrak, Inc. (Software)	25	309
Republic Bancorp, Inc.*—Class A (Banks)	19	1,311
Reservoir Media, Inc.* (Entertainment)	45	341

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 95

Common Stocks, continued

	Shares	Value
Resideo Technologies, Inc.* (Building Products)	287	$10,079
Resolute Holdings Management, Inc.* (Asset Management)	9	1,858
Resources Connection, Inc. (Professional Services)	69	348
REV Group, Inc. (Machinery)	108	6,567
Revolve Group, Inc.* (Specialty Retail)	90	2,717
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	64	2,068
Rezolute, Inc.* (Biotechnology)	179	422
Rezolve AI PLC* (Software)	399	1,025
RGC Resources, Inc. (Gas Utilities)	18	383
Rhinebeck Bancorp, Inc.* (Banking)	10	120
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	118	12,631
Ribbon Communications, Inc.* (Communications Equipment)	208	599
Richardson Electronics, Ltd.* (Electronic Equipment, Instruments & Components)	27	294
Richmond Mutual BanCorp, Inc. (Banking)	18	253
Richtech Robotics, Inc.* (Machinery)	341	1,101
Rigel Pharmaceuticals, Inc.* (Biotechnology)	39	1,670
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	710	15,727
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	33	871
Rimini Street, Inc.* (Software)	108	419
Riot Platforms, Inc.* (Software)	775	9,819
Rithm Property Trust, Inc. (Specialty Finance)	16	260
Riverview Bancorp, Inc.* (Banking)	45	226
RLJ Lodging Trust (Hotel & Resort REITs)	305	2,272
Rocket Pharmaceuticals, Inc.* (Biotechnology)	188	660
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	16	469
Rogers Corp.* (Electronic Equipment, Instruments & Components)	40	3,663
Root, Inc.*—Class A (Insurance)	27	1,950
RPC, Inc. (Energy Equipment & Services)	199	1,083
Rumble, Inc.*(a) (Internet Media & Services)	237	1,498
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	136	7,336
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	19	1,069
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	204	3,964
RXO, Inc.* (Ground Transportation)	361	4,563
RxSight, Inc.* (Health Care Equipment & Supplies)	77	802
Ryerson Holding Corp. (Metals & Mining)	60	1,510
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	137	12,962
S&T Bancorp, Inc.* (Banks)	85	3,345
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	169	1,524
Sabra Health Care REIT, Inc. (Health Care REITs)	529	10,019
Sabre Corp.* (Hotels, Restaurants & Leisure)	824	1,121
Safe Builders, Inc. (Marine Transportation)	114	549
Safehold, Inc. (Specialized REITs)	125	1,711

Common Stocks, continued

	Shares	Value
Safety Insurance Group, Inc. (Insurance)	33	$2,571
Sally Beauty Holdings, Inc.* (Specialty Retail)	221	3,151
Sana Biotechnology, Inc.* (Biotechnology)	367	1,494
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	7	163
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	81	1,169
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	116	17,408
SANUWAVE Health, Inc.* (Medical Equipment & Devices)	17	507
Satellogic, Inc.* (Telecommunications)	187	350
Saul Centers, Inc. (Retail REITs)	27	851
Savara, Inc.* (Biotechnology)	315	1,899
Savers Value Village, Inc.* (Broadline Retail)	85	794
SB Financial Group, Inc.* (Banking)	13	290
SBC Medical Group Holdings, Inc.* (Health Care Facilities & Services)	25	108
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	49	1,914
Scholar Rock Holding Corp.* (Biotechnology)	183	8,061
Scholastic Corp. (Media)	45	1,333
Schrodinger, Inc.* (Health Care Technology)	125	2,235
Scilex Holding Co.* (Biotech & Pharma)	6	69
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	100	5,083
Seacoast Banking Corp. of Florida (Banks)	194	6,095
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	49	295
Seadrill, Ltd.* (Energy Equipment & Services)	140	4,844
Seaport Entertainment Group, Inc.* (Real Estate Owners & Developers)	17	336
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	60	2,178
Security National Financial Corp.*—Class A (Specialty Finance)	37	333
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	210	2,209
Select Medical Holdings Corp. (Health Care Providers & Services)	239	3,549
Selective Insurance Group, Inc. (Insurance)	135	11,295
Selectquote, Inc.* (Insurance)	312	440
SELLAS Life Sciences Group, Inc.*(a) (Biotech & Pharma)	275	1,037
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	29	443
SEMrush Holdings, Inc.* (Software)	114	1,355
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	194	14,296
Seneca Foods Corp.*—Class A (Food Products)	10	1,106
Sensient Technologies Corp. (Chemicals)	94	8,831
Septerna, Inc.* (Pharmaceuticals)	47	1,310
Serve Robotics, Inc.*(a) (Internet Media & Services)	139	1,443
Service Properties Trust (Hotel & Resort REITs)	344	633
ServisFirst Bancshares, Inc. (Banks)	115	8,256
Seven Hills Realty Trust (Mortgage REITs)	49	436

See accompanying notes to financial statements.

96 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Sezzle, Inc.* (Financial Services)	36	$2,285
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	270	2,109
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	86	6,980
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	113	1,306
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	374	3,179
Shoe Carnival, Inc. (Specialty Retail)	40	675
Shore Bancshares, Inc. (Banks)	69	1,220
Shoulder Innovations, Inc.* (Health Care Equipment & Supplies)	11	157
Shutterstock, Inc.* (Interactive Media & Services)	54	1,031
SI-BONE, Inc.* (Health Care Equipment & Supplies)	86	1,696
Siebert Financial Corp.* (Asset Management)	31	109
Sierra Bancorp (Banks)	27	882
SIGA Technologies, Inc.* (Pharmaceuticals)	91	556
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	93	737
Signet Jewelers, Ltd. (Specialty Retail)	89	7,376
Sila Realty Trust, Inc. (Health Care REITs)	124	2,890
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	72	9,410
Silvaco Group, Inc.* (Software)	18	73
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	15	228
Simmons First National Corp.—Class A (Banks)	321	6,051
Simulations Plus, Inc. (Health Care Technology)	37	675
Sinclair, Inc.* (Media)	86	1,316
Sionna Therapeutics, Inc.* (Biotechnology)	36	1,481
SiriusPoint, Ltd.* (Insurance)	228	4,991
SITE Centers Corp. (Retail REITs)	112	719
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	48	16,953
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	213	3,267
Skillsoft Corp.* (Software)	11	102
Sky Harbour Group Corp.* (Transportation Infrastructure)	47	422
Skyward Specialty Insurance Group, Inc.* (Insurance)	79	4,038
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	68	1,235
SkyWest, Inc.* (Passenger Airlines)	90	9,037
SKYX Platforms Corp.* (Electrical Equipment)	159	345
SL Green Realty Corp. (Office REITs)	160	7,340
Sleep Number Corp.* (Specialty Retail)	41	347
Slide Insurance Holdings, Inc.* (Insurance)	59	1,149
SM Energy Co. (Oil, Gas & Consumable Fuels)	254	4,750
SmartFinancial, Inc.* (Banks)	32	1,184
Smartstop Self Storage REIT, Inc. (REITS & Real Estate Management)	69	2,135

Common Stocks, continued

	Shares	Value
Smith & Wesson Brands, Inc. (Leisure Products)	98	$967
Smith-Midland Corp.* (Construction Materials)	6	218
Solaris Energy Infrastructure, Inc.—Class A (Energy Equipment & Services)	94	4,321
Soleno Therapeutics, Inc.* (Biotechnology)	104	4,815
Solesence, Inc.* (Household Products)	42	67
Solid Biosciences, Inc.* (Biotechnology)	131	739
Solid Power, Inc.* (Automobile Components)	343	1,458
Sonic Automotive, Inc.—Class A (Specialty Retail)	33	2,041
Sonida Senior Living, Inc.* (Health Care Providers & Services)	12	391
Sonos, Inc.* (Household Durables)	265	4,653
Sound Financial Bancorp, Inc.* (Banking)	5	218
SoundHound AI, Inc.*(a)—Class A (Software)	834	8,315
SoundThinking, Inc.* (Software)	21	169
South Plains Financial, Inc. (Banks)	29	1,125
Southern California BanCorp* (Banks)	50	934
Southern First Bancshares, Inc.* (Banks)	17	876
Southern Missouri Bancorp, Inc. (Banks)	21	1,242
Southland Holdings, Inc.* (Construction & Engineering)	28	93
Southside Bancshares, Inc. (Banks)	64	1,945
Southwest Gas Holdings, Inc. (Gas Utilities)	144	11,523
Spectrum Brands Holdings, Inc. (Household Products)	52	3,072
Sphere Entertainment Co.* (Entertainment)	62	5,896
Spire Global, Inc.* (Professional Services)	61	458
Spire, Inc. (Gas Utilities)	130	10,751
Spok Holdings, Inc. (Wireless Telecommunication Services)	45	594
Sprinklr, Inc.*—Class A (Software)	250	1,945
Sprout Social, Inc.*—Class A (Software)	117	1,319
SPS Commerce, Inc.* (Software)	85	7,576
SPX Technologies, Inc.* (Machinery)	107	21,407
Spyre Therapeutics, Inc.* (Biotechnology)	153	5,012
SR Bancorp, Inc. (Banking)	16	252
SSR Mining, Inc. (Metals & Mining)	453	9,930
STAAR Surgical Co.* (Health Care Equipment & Supplies)	111	2,563
Stagwell, Inc. (Media)	248	1,213
Standard BioTools, Inc.* (Life Sciences Tools & Services)	665	851
Standard Motor Products, Inc. (Automobile Components)	47	1,732
Standex International Corp. (Machinery)	27	5,867
Starz Entertainment Corp.* (Entertainment)	26	304
Stellar Bancorp, Inc. (Banks)	105	3,249
Stepan Co. (Chemicals)	48	2,273
StepStone Group, Inc.—Class A (Capital Markets)	155	9,946
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	135	311
Sterling Infrastructure, Inc.* (Construction & Engineering)	66	20,210
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	160	6,662
Stewart Information Services Corp. (Insurance)	62	4,356

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 97

Common Stocks, continued

	Shares	Value
Stitch Fix, Inc.*—Class A (Specialty Retail)	249	$1,307
Stock Yards Bancorp, Inc. (Banks)	58	3,767
Stoke Therapeutics, Inc.* (Biotechnology)	100	3,174
StoneCo, Ltd.* (Financial Services)	558	8,253
StoneX Group, Inc.* (Capital Markets)	109	10,369
Strata Critical Medical, Inc.*—Class A (Passenger Airlines)	152	731
Strategic Education, Inc. (Diversified Consumer Services)	52	4,170
Strattec Security Corporation (Automobile Components)	9	685
Stratus Properties, Inc.* (Real Estate Management & Development)	15	363
Strawberry Fields REIT, Inc. (Health Care REITs)	17	223
Stride, Inc.* (Diversified Consumer Services)	95	6,168
Sturm Ruger & Co., Inc. (Leisure Products)	31	1,012
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	237	1,154
Summit Midstream Corp.* (Oil & Gas Producers)	21	560
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	114	1,640
SunCoke Energy, Inc. (Metals & Mining)	189	1,361
SunOpta, Inc.* (Food Products)	213	809
Sunrise Realty Trust, Inc. (Mortgage REITs)	23	217
Sunrun, Inc.* (Electrical Equipment)	497	9,145
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	404	3,612
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	354	4,230
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	24	232
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	120	5,964
Surgery Partners, Inc.* (Health Care Providers & Services)	172	2,657
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	230	1,555
SWK Holdings Corp.* (Financial Services)	7	120
Sylvamo Corp. (Paper & Forest Products)	76	3,659
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	86	6,366
Synchronoss Technologies, Inc.* (Software)	21	180
Syndax Pharmaceuticals, Inc.* (Biotechnology)	189	3,971
T1 Energy, Inc.* (Electrical Equipment)	296	1,977
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	49	1,421
Talkspace, Inc.* (Health Care Providers & Services)	320	1,162
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	290	3,196
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	151	3,319
Tanger, Inc. (Retail REITs)	249	8,309
Tango Therapeutics, Inc.*(a) (Biotechnology)	236	2,091
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	71	569
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	87	7,124

Common Stocks, continued

	Shares	Value
Taylor Morrison Home Corp.* (Household Durables)	213	$12,539
Taysha Gene Therapies, Inc.* (Biotechnology)	491	2,701
Teads Holding Company* (Interactive Media & Services)	81	57
TechTarget, Inc.* (Media)	64	346
Tecnoglass, Inc. (Building Products)	60	3,019
Tectonic Therapeutic, Inc.* (Biotech & Pharma)	24	501
Teekay Corp.* (Transportation & Logistics)	118	1,066
Teekay Tankers, Ltd.—Class A (Transportation & Logistics)	53	2,831
TEGNA, Inc. (Media)	358	6,949
Tejon Ranch Co.* (Real Estate Management & Development)	47	741
Teladoc Health, Inc.* (Health Care Technology)	396	2,772
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	221	9,060
Telos Corp.* (Software)	118	602
Tenable Holdings, Inc.* (Software)	270	6,353
Tennant Co. (Machinery)	41	3,022
Terawulf, Inc.* (Software)	674	7,744
Terex Corp. (Machinery)	143	7,633
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	191	7,716
Terreno Realty Corp. (Industrial REITs)	227	13,328
TETRA Technologies, Inc.* (Energy Equipment & Services)	282	2,642
Tevogen Bio Holdings, Inc.* (Biotechnology)	91	30
Texas Capital Bancshares, Inc.* (Banks)	101	9,145
TG Therapeutics, Inc.* (Biotechnology)	323	9,629
The Andersons, Inc. (Consumer Staples Distribution & Retail)	73	3,881
The Arena Group Holdings, Inc.* (Advertising & Marketing)	29	116
The Baldwin Insurance Group, Inc.* (Insurance)	159	3,821
The Bancorp, Inc.* (Banks)	94	6,347
The Bank of NT Butterfield & Son, Ltd. (Banks)	93	4,633
The Beauty Health Co.* (Personal Care Products)	254	353
The Brink's Co. (Commercial Services & Supplies)	94	10,972
The Buckle, Inc. (Specialty Retail)	70	3,739
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	103	5,199
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	81	5,049
The Chemours Co. (Chemicals)	335	3,950
The E.W. Scripps Co.*—Class A (Media)	141	563
The Eastern Co. (Machinery)	13	256
The Ensign Group, Inc. (Health Care Providers & Services)	125	21,775
The First Bancorp, Inc. (Banks)	24	635
The GEO Group, Inc. (Commercial Services & Supplies)	301	4,852
The Goodyear Tire & Rubber Co.* (Automobile Components)	614	5,379

See accompanying notes to financial statements.

98 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
The Gorman-Rupp Co. (Machinery)	47	$2,244
The Greenbrier Cos., Inc. (Machinery)	67	3,132
The Hackett Group, Inc. (IT Services)	56	1,099
The Hain Celestial Group, Inc.* (Food Products)	201	215
The Honest Co., Inc.* (Personal Care Products)	208	537
The Joint Corp.* (Health Care Providers & Services)	31	270
The Lovesac Co.* (Household Durables)	30	443
The Macerich Co. (Retail REITs)	565	10,431
The Manitowoc Co., Inc. (Machinery)	77	923
The Marcus Corp. (Entertainment)	51	791
The Oncology Institute, Inc.* (Health Care Facilities & Services)	152	541
The Pennant Group, Inc.* (Health Care Providers & Services)	75	2,111
The Real Brokerage, Inc.* (Real Estate Management & Development)	294	1,073
The RealReal, Inc.* (Specialty Retail)	224	3,535
The RMR Group, Inc.—Class A (Real Estate Management & Development)	34	507
The Simply Good Foods Co.* (Food Products)	206	4,136
The St. Joe Co.* (Real Estate Management & Development)	85	5,046
The Vita Coco Co., Inc.* (Beverages)	106	5,620
The York Water Co.* (Water Utilities)	32	1,019
Theravance Biopharma, Inc.* (Pharmaceuticals)	84	1,572
Thermon Group Holdings, Inc.* (Electrical Equipment)	73	2,713
Third Coast Bancshares, Inc.* (Banks)	29	1,102
ThredUp, Inc.*—Class A (Specialty Retail)	218	1,393
Thryv Holdings, Inc.* (Media)	83	502
Tidewater, Inc.* (Energy Equipment & Services)	109	5,506
Timberland Bancorp, Inc. (Banks)	17	609
TimkenSteel Corp. (Metals & Mining)	82	1,407
Tiptree, Inc. (Insurance)	52	950
Titan America SA (Construction Materials)	54	890
Titan International, Inc.* (Machinery)	108	846
Titan Machinery, Inc.* (Trading Companies & Distributors)	47	707
Tompkins Financial Corp. (Banks)	30	2,176
Tonix Pharmaceuticals Holding Corp.* (Biotech & Pharma)	26	406
Tootsie Roll Industries, Inc. (Food Products)	40	1,465
Topgolf Callaway Brands Corp.* (Leisure Products)	293	3,419
Torrid Holdings, Inc.* (Specialty Retail)	75	73
TowneBank (Banks)	163	5,439
TPG RE Finance Trust, Inc. (Mortgage REITs)	150	1,292
Traeger, Inc.* (Household Durables)	73	79
Transcat, Inc.* (Trading Companies & Distributors)	20	1,135
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	4	234
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	75	9,124
Common Stocks, continued

	Shares	Value
Transocean, Ltd. (Energy Equipment & Services)	2,066	$8,533
Travelzoo* (Internet Media & Services)	14	100
Travere Therapeutics, Inc.* (Biotechnology)	183	6,992
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	106	260
Tredegar Corp.* (Metals & Mining)	59	424
TreeHouse Foods, Inc.* (Food Products)	112	2,642
Trevi Therapeutics, Inc.* (Pharmaceuticals)	202	2,529
Tri Pointe Homes, Inc.* (Household Durables)	188	5,916
TriCompany Bancshares (Banks)	67	3,174
Triller Group, Inc.* (Internet Media & Services)	215	7
TriMas Corp. (Containers & Packaging)	71	2,517
TriNet Group, Inc. (Professional Services)	67	3,962
Trinity Industries, Inc. (Machinery)	179	4,733
Trinseo PLC (Chemicals)	76	38
TripAdvisor, Inc.* (Interactive Media & Services)	254	3,698
TriSalus Life Sciences, Inc.* (Biotech & Pharma)	68	475
Triumph Financial, Inc.* (Banks)	50	3,132
Tronox Holdings PLC—Class A (Chemicals)	266	1,109
TruBridge, Inc.* (Software)	22	486
TrueBlue, Inc.* (Professional Services)	64	291
TrueCar, Inc.* (Interactive Media & Services)	178	402
Trupanion, Inc.* (Insurance)	82	3,064
TrustCo Bank Corp. (Banks)	41	1,695
Trustmark Corp. (Banks)	125	4,869
TSS, Inc.* (Engineering & Construction)	47	333
TTEC Holdings, Inc. (Professional Services)	45	162
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	228	15,732
Tucows, Inc.*—Class A (IT Services)	15	336
TuHURA Biosciences, Inc.* (Biotech & Pharma)	74	56
Turning Point Brands, Inc. (Tobacco)	39	4,227
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	35	491
Tutor Perini Corp. (Construction & Engineering)	99	6,635
Tvardi Therapeutics, Inc.* (Biotech & Pharma)	12	52
Twist Bioscience Corp.* (Biotechnology)	133	4,219
Two Harbors Investment Corp. (Mortgage REITs)	232	2,436
TXNM Energy, Inc. (Electric Utilities)	224	13,190
Tyra Biosciences, Inc.* (Biotechnology)	58	1,525
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	34	2,655
Udemy, Inc.* (Diversified Consumer Services)	213	1,246
UFP Industries, Inc. (Building Products)	129	11,745
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	17	3,775
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	99	2,508
UMB Financial Corp. (Banks)	162	18,635
UMH Properties, Inc. (Residential REITs)	179	2,848

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 99

Common Stocks, continued

	Shares	Value
UniFirst Corp. (Commercial Services & Supplies)	33	$6,366
Union Bankshares, Inc. (Banking)	8	190
Unisys Corp.* (IT Services)	148	408
United Bankshares, Inc. (Banks)	311	11,942
United Community Banks, Inc. (Banks)	272	8,492
United Fire Group, Inc. (Insurance)	47	1,708
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	133	4,478
United Security Bancshares/Fresno CA* (Banking)	31	312
United States Antimony Corp.* (Metals & Mining)	264	1,325
United States Lime & Minerals, Inc. (Construction Materials)	24	2,874
Uniti Group, Inc.* (Specialized REITs)	373	2,615
Unitil Corp. (Multi-Utilities)	39	1,889
Unity Bancorp, Inc. (Banks)	16	828
Universal Corp. (Tobacco)	54	2,849
Universal Health Realty Income Trust (Health Care REITs)	29	1,137
Universal Insurance Holdings, Inc. (Insurance)	57	1,927
Universal Logistics Holdings, Inc. (Ground Transportation)	15	228
Universal Technical Institute, Inc.* (Diversified Consumer Services)	104	2,718
Univest Financial Corp. (Banks)	63	2,063
Upbound Group, Inc. (Specialty Retail)	117	2,055
Upstart Holdings, Inc.* (Consumer Finance)	189	8,265
Upstream Bio, Inc.* (Biotechnology)	73	1,982
Upwork, Inc.* (Professional Services)	273	5,411
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,061	12,392
Urban Edge Properties (Retail REITs)	283	5,431
Urban Outfitters, Inc.* (Specialty Retail)	136	10,235
UroGen Pharma, Ltd.* (Biotechnology)	82	1,920
US Gold Corp.* (Metals & Mining)	26	505
US Goldmining, Inc.* (Metals & Mining)	5	44
USA Rare Earth, Inc.* (Metals & Mining)	196	2,332
USANA Health Sciences, Inc.* (Personal Care Products)	24	471
USCB Financial Holdings, Inc. (Banks)	26	479
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	7	392
Utz Brands, Inc. (Food Products)	164	1,702
V2X, Inc.* (Aerospace & Defense)	51	2,782
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	230	837
Valaris, Ltd.* (Energy Equipment & Services)	139	7,006
Valhi, Inc. (Chemicals)	5	60
Valley National Bancorp (Banks)	1,078	12,591
Value Line, Inc. (Capital Markets)	2	77
Vanda Pharmaceuticals, Inc.* (Biotechnology)	124	1,094
Varex Imaging Corp.* (Health Care Equipment & Supplies)	91	1,060
Varonis Systems, Inc.* (Software)	259	8,495
Vaxcyte, Inc.* (Biotechnology)	254	11,720
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	132	3,773

Common Stocks, continued

	Shares	Value
Velocity Financial, Inc.* (Financial Services)	25	$519
Vera Therapeutics, Inc.* (Biotechnology)	124	6,279
Veracyte, Inc.* (Biotechnology)	174	7,325
Verastem, Inc.* (Biotechnology)	119	919
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	9	19
Vericel Corp.* (Biotechnology)	112	4,033
Verra Mobility Corp.* (Professional Services)	355	7,955
Vertex, Inc.*—Class A (Software)	156	3,115
Vestis Corp. (Commercial Services & Supplies)	256	1,708
Via Transportation, Inc.* (Software)	23	667
Viad Corp.* (Commercial Services & Supplies)	47	1,583
Viant Technology, Inc.*—Class A (Software)	33	397
Viasat, Inc.* (Communications Equipment)	275	9,478
Viavi Solutions, Inc.* (Communications Equipment)	492	8,767
Vicor Corp.* (Electrical Equipment)	51	5,590
Victoria's Secret & Co.* (Specialty Retail)	154	8,342
Victory Capital Holdings, Inc.—Class A (Capital Markets)	98	6,183
Viemed Healthcare, Inc.* (Health Care Providers & Services)	76	565
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	20	708
Vir Biotechnology, Inc.* (Biotechnology)	198	1,194
Virco Mfg. Corp.* (Commercial Services & Supplies)	25	160
Virginia National Bankshares Corp. (Banks)	11	438
Viridian Therapeutics, Inc.* (Biotechnology)	178	5,539
Virtus Investment Partners, Inc. (Capital Markets)	14	2,284
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	269	3,898
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	27	1,040
Visteon Corp. (Automobile Components)	61	5,801
Vital Farms, Inc.* (Food Products)	77	2,459
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	66	1,271
Vivid Seats, Inc.*—Class A (Entertainment)	7	50
Vox Royalty Corp. (Metals & Mining)	132	626
Voyager Technologies, Inc.* (Aerospace & Defense)	31	810
Voyager Therapeutics, Inc.* (Biotechnology)	103	405
Vroom, Inc.* (Specialty Finance)	2	40
VSE Corp. (Commercial Services & Supplies)	51	8,810
VTEX* (Software)	125	470
Vuzix Corp.*(a) (Technology Hardware)	150	567
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	221	360
Wabash National Corp. (Machinery)	88	761
WaFd, Inc. (Banks)	42	1,241
Waldencast PLC*—Class A (Personal Care Products)	94	177
Walker & Dunlop, Inc. (Financial Services)	73	4,391
Warby Parker, Inc.*—Class A (Specialty Retail)	218	4,750
Warrior Met Coal, Inc. (Metals & Mining)	116	10,228
Washington Federal, Inc. (Banks)	173	5,541

See accompanying notes to financial statements.

100 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Waterstone Financial, Inc. (Financial Services)	34	$563
Watts Water Technologies, Inc.—Class A (Machinery)	61	16,837
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	257	4,369
Waystar Holding Corp.* (Health Care Technology)	245	8,023
WD-40 Co. (Household Products)	30	5,907
Weave Communications, Inc.* (Software)	135	1,025
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	40	521
Webull Corporation* (Capital Markets)	607	4,716
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	30	1,923
Werner Enterprises, Inc. (Ground Transportation)	133	3,991
WesBanco, Inc. (Banks)	210	6,980
West Bancorp, Inc.* (Banks)	34	754
Westamerica Bancorp (Banks)	54	2,583
Western New England Bancorp, Inc. (Banking)	40	505
Westrock Coffee Co.* (Food Products)	80	326
Westwood Holdings Group, Inc.* (Asset Management)	17	293
Weyco Group, Inc. (Distributors)	14	428
Whitefiber, Inc.* (IT Services)	24	379
Whitestone REIT* (Retail REITs)	100	1,389
Willdan Group, Inc.* (Professional Services)	31	3,213
Willis Lease Finance Corp.* (Trading Companies & Distributors)	6	814
Winmark Corp. (Specialty Retail)	7	2,835
Winnebago Industries, Inc. (Automobiles)	61	2,472
WisdomTree, Inc. (Capital Markets)	275	3,352
WM Technology, Inc.* (Software)	199	164
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	179	3,249
Workiva, Inc.* (Software)	112	9,660
World Acceptance Corp.* (Consumer Finance)	7	983
World Kinect Corp. (Oil, Gas & Consumable Fuels)	120	2,812
Worthington Enterprises, Inc. (Household Durables)	70	3,610
Worthington Steel, Inc. (Metals & Mining)	73	2,527
WSFS Financial Corp. (Banks)	124	6,850
XCF Global, Inc.* (Oil, Gas & Consumable Fuels)	84	23
Xencor, Inc.* (Biotechnology)	157	2,404
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	211	2,984
Xenon Pharmaceuticals, Inc.* (Biotech & Pharma)	169	7,574
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	341	2,677
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	262	621
XOMA Royalty Corp.* (Biotechnology)	21	558
Xometry, Inc.*—Class A (Trading Companies & Distributors)	97	5,769
XPEL, Inc.* (Automobile Components)	56	2,795
Xperi, Inc.* (Software)	101	592

Common Stocks, continued

	Shares	Value
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	61	$502
Yelp, Inc.* (Interactive Media & Services)	135	4,104
Yext, Inc.* (Software)	226	1,822
Zenas Biopharma, Inc.* (Biotechnology)	42	1,525
Zeta Global Holdings Corp.*—Class A (Software)	419	8,527
Zevia PBC*—Class A (Beverages)	123	285
Zevra Therapeutics, Inc.* (Pharmaceuticals)	124	1,111
Ziff Davis, Inc.* (Interactive Media & Services)	90	3,164
ZipRecruiter, Inc.* (Interactive Media & Services)	139	542
Zspace, Inc.* (Software)	13	6
Zumiez, Inc.* (Specialty Retail)	29	755
Zurn Elkay Water Solutions Corp. (Building Products)	334	15,529
Zymeworks, Inc.* (Biotechnology)	111	2,923
TOTAL COMMON STOCKS (Cost $3,794,136)		6,459,996

Rights (0.0%)

Cartesian Therapeutics, Inc.*CVR (Biotechnology)	445	—
Chinook Therapeutics*CVR (Biotechnology)	222	—
TOTAL RIGHTS (Cost $—)		—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance* (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (40.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $4,355,880	$4,355,000	$4,355,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,355,000)		4,355,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.79%(e)	60,046	$60,046
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $60,046)		60,046
TOTAL INVESTMENT SECURITIES (Cost $8,209,182)—100.4%		10,875,042
Net other assets (liabilities)—(0.4)%		(41,890)
NET ASSETS—100.0%		$10,833,152

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 101

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $57,622.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $488,000.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under

Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at December 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2025.

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures	4	3/23/26	$499,600	$(17,201)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	1/27/26	4.19%	$2,606,006	$(39,192)
Russell 2000 Index	UBS AG	1/27/26	4.34%	1,263,292	(19,009)
				$3,869,298	$(58,201)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

102 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2025

ProFund VP Small-Cap invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Advertising & Marketing	$613	NM
Aerospace & Defense	115,244	1.1%
Air Freight & Logistics	7,396	0.1%
Apparel & Textile Products	1,572	NM
Asset Management	7,078	0.1%
Automobile Components	77,908	0.7%
Automobiles	2,834	NM
Automotive	7,761	0.1%
Banking	14,246	0.1%
Banks	622,527	5.7%
Beverages	8,348	0.1%
Biotech & Pharma	28,509	0.3%
Biotechnology	601,648	5.6%
Broadline Retail	6,719	0.1%
Building Products	79,418	0.7%
Cable & Satellite	959	NM
Capital Markets	104,290	1.0%
Chemicals	98,358	0.9%
Commercial Services & Supplies	111,096	1.0%
Commercial Support Services	447	NM
Communications Equipment	58,696	0.5%
Construction & Engineering	153,557	1.4%
Construction Materials	12,916	0.1%
Consumer Finance	63,480	0.6%
Consumer Staples Distribution & Retail	29,822	0.3%
Containers & Packaging	15,472	0.1%
Distributors	3,979	NM
Diversified Consumer Services	68,130	0.6%
Diversified Telecommunication Services	26,532	0.2%
Electric Utilities	61,450	0.6%
Electrical Equipment	146,926	1.4%
Electronic Equipment, Instruments & Components	222,100	2.1%
Energy Equipment & Services	114,721	1.1%
Engineering & Construction	545	NM
Entertainment	32,640	0.3%
Entertainment Content	840	NM
Equity REIT—Diversified	36,985	0.3%
Financial Services	138,272	1.3%
Food Products	45,986	0.3%
Forestry, Paper & Wood Products	1,075	NM
Gas & Water Utilities	12,167	0.1%
Gas Utilities	54,049	0.5%
Ground Transportation	18,801	0.2%
Health Care Equipment & Supplies	165,520	1.5%
Health Care Facilities & Services	4,552	NM
Health Care Providers & Services	204,268	1.9%
Health Care REITs	65,772	0.7%
Health Care Technology	20,651	0.2%
Hotel & Resort REITs	37,638	0.3%
Hotels, Restaurants & Leisure	100,214	0.9%
Household Durables	110,552	1.0%
Household Products	16,768	0.2%
Independent Power/Renewable Electricity Producers	15,274	0.1%
Industrial Conglomerates	1,866	NM
Industrial REITs	25,425	0.2%
Institutional Financial Services	6,115	0.1%
Insurance	130,182	1.2%
Interactive Media & Services	32,310	0.3%
	Value	% of Net Assets
Internet Media & Services	$3,867	NM
IT Services	47,892	0.4%
Leisure Facilities & Services	5,703	0.1%
Leisure Products	28,119	0.3%
Life Sciences Tools & Services	23,585	0.2%
Machinery	239,196	2.3%
Marine Transportation	13,362	0.1%
Media	62,023	0.6%
Medical Equipment & Devices	10,878	0.1%
Metals & Mining	154,376	1.5%
Mortgage REITs	53,812	0.5%
Multi-Utilities	29,022	0.3%
Office REITs	30,923	0.3%
Oil & Gas Producers	4,079	NM
Oil & Gas Services & Equipment	3,524	NM
Oil, Gas & Consumable Fuels	181,733	1.7%
Paper & Forest Products	4,268	NM
Passenger Airlines	32,357	0.3%
Personal Care Products	12,168	0.1%
Pharmaceuticals	146,505	1.4%
Professional Services	104,357	1.0%
Real Estate Management & Development	42,660	0.4%
Real Estate Owners & Developers	429	NM
Real Estate Services	8,724	0.1%
REITS & Real Estate Management	2,135	NM
Renewable Energy	9,419	0.1%
Residential REITs	24,301	0.2%
Retail—Discretionary	767	NM
Retail REITs	74,809	0.7%
Semiconductors	646	NM
Semiconductors & Semiconductor Equipment	216,670	2.0%
Software	360,636	3.4%
Specialized REITs	26,005	0.2%
Specialty Finance	3,296	NM
Specialty Retail	141,646	1.3%
Steel	599	NM
Technology Hardware	3,350	NM
Technology Hardware, Storage & Peripherals	43,191	0.4%
Technology Services	3,840	NM
Telecommunications	7,124	0.1%
Textiles, Apparel & Luxury Goods	33,292	0.3%
Tobacco	7,194	0.1%
Trading Companies & Distributors	66,683	0.6%
Transportation & Logistics	5,109	NM
Transportation Infrastructure	422	NM
Water Utilities	21,334	0.2%
Wholesale—Discretionary	282	NM
Wireless Telecommunication Services	10,465	0.1%
Other**	4,373,156	40.4%
Total	$10,833,152	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 103

Common Stocks (99.7%)

	Shares	Value
A10 Networks, Inc. (Software)	969	$17,142
AAR Corp.* (Aerospace & Defense)	801	66,315
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	2,567	68,565
Acadian Asset Management, Inc. (Capital Markets)	543	25,521
ACI Worldwide, Inc.* (Software)	1,397	66,792
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	1,092	43,079
Acushnet Holdings Corp. (Leisure Products)	567	45,258
Adamas Trust, Inc. (Mortgage REITs)	1,721	12,563
Addus HomeCare Corp.* (Health Care Providers & Services)	246	26,418
Adeia, Inc. (Software)	2,245	38,726
ADMA Biologics, Inc.* (Biotechnology)	4,881	89,029
Adtalem Global Education, Inc.* (Diversified Consumer Services)	746	77,189
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	775	162,261
Agilysys, Inc.* (Software)	522	62,034
Air Lease Corp. (Trading Companies & Distributors)	1,229	78,939
Alarm.com Holdings, Inc.* (Software)	595	30,357
Alexander & Baldwin, Inc. (Equity REIT—Diversified)	716	14,778
Alkermes PLC* (Biotechnology)	3,386	94,740
American Eagle Outfitters, Inc. (Specialty Retail)	1,356	35,758
American States Water Co. (Water Utilities)	517	37,472
Ameris Bancorp (Banks)	748	55,554
AMERISAFE, Inc. (Insurance)	180	6,914
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	377	10,096
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	368	29,050
Archrock, Inc. (Energy Equipment & Services)	3,597	93,595
Arcosa, Inc. (Construction & Engineering)	644	68,470
Arcus Biosciences, Inc.* (Biotechnology)	1,103	26,284
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,173	30,400
ARMOUR Residential REIT, Inc. (Mortgage REITs)	2,295	40,606
Armstrong World Industries, Inc. (Building Products)	885	169,123
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	2,837	188,348
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	780	31,777
Artivion, Inc.* (Health Care Equipment & Supplies)	855	38,997
Assured Guaranty, Ltd. (Insurance)	463	41,610
Astec Industries, Inc. (Machinery)	225	9,747
Avista Corp. (Multi-Utilities)	784	30,215
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	407	32,698
Axos Financial, Inc.* (Banks)	1,162	100,118
Azenta, Inc.* (Life Sciences Tools & Services)	502	16,697
AZZ, Inc. (Building Products)	616	66,023
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	604	105,344

Common Stocks, continued

	Shares	Value
Balchem Corp. (Chemicals)	392	$60,117
BancFirst Corp. (Banks)	267	28,307
BankUnited, Inc. (Banks)	724	32,269
BGC Group, Inc.—Class A (Capital Markets)	4,346	38,810
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	399	9,648
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	196	7,722
BlackLine, Inc.* (Software)	1,024	56,617
Boot Barn Holdings, Inc.* (Specialty Retail)	624	110,117
Box, Inc.*—Class A (Software)	1,931	57,756
Brady Corp.—Class A (Commercial Services & Supplies)	894	70,063
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	2,329	87,221
Brinker International, Inc. (Hotels, Restaurants & Leisure)	912	130,890
Cactus, Inc.—Class A (Energy Equipment & Services)	890	40,655
California Water Service Group (Water Utilities)	587	25,435
Calix, Inc.* (Communications Equipment)	1,237	65,474
Cal-Maine Foods, Inc. (Food Products)	936	74,477
CareTrust REIT, Inc. (Health Care REITs)	4,582	165,685
Cargurus, Inc.* (Interactive Media & Services)	833	31,946
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	1,283	125,657
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,370	55,316
Cavco Industries, Inc.* (Household Durables)	161	95,109
Centerspace (Residential REITs)	165	11,009
Century Aluminum Co.* (Metals & Mining)	665	26,055
Certara, Inc.* (Health Care Technology)	1,247	10,986
Champion Homes, Inc.* (Household Durables)	528	44,616
Chesapeake Utilities Corp. (Gas Utilities)	291	36,306
Cinemark Holdings, Inc. (Entertainment)	1,289	29,956
City Holding Co. (Banks)	203	24,198
Cleanspark, Inc.* (Software)	3,343	33,831
Clear Secure, Inc.—Class A (Software)	1,818	63,775
Clearway Energy, Inc.—Class A (Independent Power/Renewable Electricity Producers)	709	22,277
Clearway Energy, Inc.—Class C (Independent Power/Renewable Electricity Producers)	1,742	57,938
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	524	11,297
Cohen & Steers, Inc. (Capital Markets)	259	16,260
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	648	30,002
Community Financial System, Inc. (Banks)	552	31,707
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	940	21,789
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	1,220	24,010
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,921	66,851
CorVel Corp.* (Health Care Providers & Services)	398	26,933
CSG Systems International, Inc. (Professional Services)	558	42,793
CSW Industrials, Inc. (Building Products)	200	58,706

See accompanying notes to financial statements.

104 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
CTS Corp. (Electronic Equipment, Instruments & Components)	262	$11,232
Curbline Properties Corp.* (Retail REITs)	1,988	46,141
Customers Bancorp, Inc.* (Banks)	319	23,325
CVR Energy, Inc.* (Oil, Gas & Consumable Fuels)	296	7,530
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,464	7,393
Dana, Inc. (Automobile Components)	1,174	27,894
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,045	18,323
Digi International, Inc.* (Communications Equipment)	760	32,900
DigitalOcean Holdings, Inc.* (IT Services)	1,407	67,705
Donnelley Financial Solutions, Inc.* (Capital Markets)	244	11,392
Dorman Products, Inc.* (Automobile Components)	572	70,465
DoubleVerify Holdings, Inc.* (Software)	1,616	18,487
DXP Enterprises, Inc.* (Trading Companies & Distributors)	260	28,545
Element Solutions, Inc. (Chemicals)	2,333	58,302
Ellington Financial, Inc. (Mortgage REITs)	2,200	29,876
Elme Communities (Residential REITs)	1,227	21,350
Enact Holdings, Inc. (Financial Services)	326	12,923
Enerpac Tool Group Corp. (Machinery)	651	24,894
Enova International, Inc.* (Consumer Finance)	510	80,171
Enpro, Inc. (Machinery)	433	92,718
Enviri Corp. (Commercial Services & Supplies)	1,652	29,604
ePlus, Inc. (Electronic Equipment, Instruments & Components)	338	29,643
ESCO Technologies, Inc. (Machinery)	531	103,752
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	2,723	80,764
Etsy, Inc.* (Broadline Retail)	2,026	112,321
EVERTEC, Inc. (Financial Services)	1,313	38,195
Everus Construction Group, Inc.* (Construction & Engineering)	1,045	89,410
Extreme Networks, Inc.* (Communications Equipment)	1,781	29,654
EZCORP, Inc.*—Class A (Consumer Finance)	1,187	23,052
FB Financial Corp. (Banks)	364	20,311
Federal Signal Corp. (Machinery)	1,248	135,520
First Bancorp (Banks)	1,866	38,682
First Bancorp (Banks)	374	18,995
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,590	88,690
Four Corners Property Trust, Inc. (Specialized REITs)	1,022	23,567
Franklin Electric Co., Inc. (Machinery)	432	41,269
Freshpet, Inc.* (Retail—Discretionary)	630	38,386
Frontdoor, Inc.* (Diversified Consumer Services)	1,479	85,323
Gates Industrial Corp. PLC* (Machinery)	2,859	61,383
Gentherm, Inc.* (Automobile Components)	275	10,002
Getty Realty Corp. (Retail REITs)	543	14,862
Glaukos Corp.* (Health Care Equipment & Supplies)	813	91,795
Gogo, Inc.* (Wireless Telecommunication Services)	1,592	7,419
Goosehead Insurance, Inc.*—Class A (Insurance)	347	25,557

Common Stocks, continued

	Shares	Value
Granite Construction, Inc. (Construction & Engineering)	896	$103,354
Green Brick Partners, Inc.* (Household Durables)	357	22,370
Griffon Corp. (Building Products)	474	34,910
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	1,112	34,950
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	815	30,497
Hawkins, Inc. (Chemicals)	287	40,771
Hayward Holdings, Inc.* (Building Products)	1,962	30,313
HCI Group, Inc. (Insurance)	220	42,172
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	1,444	27,609
HealthStream, Inc. (Health Care Technology)	247	5,698
Helmerich & Payne, Inc. (Energy Equipment & Services)	998	28,623
Hertz Global Holdings, Inc.* (Ground Transportation)	1,760	9,046
Horace Mann Educators Corp. (Insurance)	435	20,088
ICU Medical, Inc.* (Health Care Equipment & Supplies)	242	34,526
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	551	95,880
Independent Bank Corp./Massachusetts (Banks)	438	32,009
Indivior PLC* (Biotech & Pharma)	2,562	91,925
Ingevity Corp.* (Chemicals)	421	24,915
Innovex International, Inc.* (Energy Equipment & Services)	331	7,239
Innoviva, Inc.* (Pharmaceuticals)	858	17,151
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	543	50,081
Installed Building Products, Inc. (Household Durables)	465	120,616
InterDigital, Inc. (Software)	529	168,424
Interface, Inc. (Commercial Services & Supplies)	670	18,706
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	831	40,346
Interparfums, Inc. (Personal Care Products)	213	18,069
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,308	22,733
Itron, Inc.* (Electronic Equipment, Instruments & Components)	603	55,995
JBG SMITH Properties (Office REITs)	728	12,383
John Bean Technologies Corp. (Machinery)	1,065	160,464
Kadant, Inc. (Machinery)	124	35,342
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	447	16,114
Knowles Corp.* (Electronic Equipment, Instruments & Components)	994	21,301
Kodiak Gas Services, Inc. (Energy Equipment & Services)	1,706	63,804
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	568	34,699
Krystal Biotech, Inc.* (Biotechnology)	530	130,666
Lakeland Financial Corp. (Banks)	251	14,322
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	429	34,792
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	404	76,385

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 105

Common Stocks, continued

	Shares	Value
Liquidity Services, Inc.* (Commercial Services & Supplies)	487	$14,761
LiveRamp Holdings, Inc.* (Software)	1,306	38,357
LTC Properties, Inc. (Health Care REITs)	584	20,078
Lumen Technologies, Inc. (Diversified Telecommunication Services)	8,709	67,669
LXP Industrial Trust (Industrial REITs)	643	31,880
Mack-Cali Realty Corp. (Residential REITs)	747	11,115
Madison Square Garden Sports Corp.* (Entertainment)	369	95,442
MARA Holdings, Inc.* (Software)	4,264	38,291
MarketAxess Holdings, Inc. (Capital Markets)	412	74,675
Materion Corp. (Metals & Mining)	233	28,967
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	724	12,619
Mercury General Corp. (Insurance)	547	51,450
Mercury Systems, Inc.* (Aerospace & Defense)	1,084	79,143
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	767	67,603
MGE Energy, Inc. (Electric Utilities)	375	29,408
Middlesex Water Co. (Water Utilities)	202	10,185
Millrose Properties Inc (Specialized REITs)	1,865	55,708
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	5,083	119,044
Moelis & Co.—Class A (Capital Markets)	865	59,460
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	254	24,308
Moog, Inc.—Class A (Aerospace & Defense)	584	142,233
Mueller Water Products, Inc.—Class A (Machinery)	2,083	49,617
MYR Group, Inc.* (Construction & Engineering)	318	69,483
Myriad Genetics, Inc.* (Biotechnology)	819	5,037
N-able, Inc.* (Software)	777	5,812
National Beverage Corp.* (Beverages)	238	7,590
National HealthCare Corp. (Health Care Providers & Services)	254	34,821
National Presto Industries, Inc.* (Aerospace & Defense)	109	11,637
National Vision Holdings, Inc.* (Specialty Retail)	1,626	41,983
NCR Atleos Corp.* (Financial Services)	940	35,823
NeoGenomics, Inc.* (Health Care Providers & Services)	1,536	18,063
NetScout Systems, Inc.* (Communications Equipment)	745	20,160
NexPoint Residential Trust, Inc. (Residential REITs)	204	6,140
NMI Holdings, Inc.*—Class A (Financial Services)	1,577	64,327
Noble Corp. PLC* (Energy Equipment & Services)	1,363	38,491
Northwest Natural Holding Co. (Gas Utilities)	452	21,126
Oceaneering International, Inc.* (Energy Equipment & Services)	1,207	29,004
OFG Bancorp (Banks)	397	16,269
OPENLANE, Inc.* (Commercial Services & Supplies)	2,178	64,861

Common Stocks, continued

	Shares	Value
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	327	$83,405
Otter Tail Corp. (Electric Utilities)	387	31,273
Outfront Media, Inc. (Specialized REITs)	2,029	48,899
Pacira BioSciences, Inc.* (Pharmaceuticals)	883	22,852
Palomar Holdings, Inc.* (Insurance)	545	73,443
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	316	12,163
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	495	17,394
Park National Corp. (Banks)	145	22,066
Pathward Financial, Inc. (Banks)	468	33,228
Patrick Industries, Inc. (Automobile Components)	307	33,288
Payoneer Global, Inc.* (Financial Services)	3,907	21,957
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	655	18,687
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	1,725	36,898
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	481	9,408
PennyMac Mortgage Investment Trust (Mortgage REITs)	1,783	22,377
Perdoceo Education Corp. (Diversified Consumer Services)	806	23,640
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	419	15,654
Phillips Edison & Co., Inc. (Retail REITs)	1,496	53,212
Piper Sandler Cos. (Capital Markets)	185	62,846
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,424	15,052
PJT Partners, Inc.—Class A (Capital Markets)	500	83,600
Plexus Corp.* (Electronic Equipment, Instruments & Components)	243	35,721
Powell Industries, Inc. (Electrical Equipment)	194	61,843
Preferred Bank (Banks)	232	21,908
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	520	63,789
Primoris Services Corp. (Construction & Engineering)	1,108	137,547
Privia Health Group, Inc.* (Health Care Providers & Services)	2,372	56,240
ProAssurance Corp. (Insurance)	536	12,950
Progress Software Corp. (Software)	599	25,733
Progyny, Inc.* (Health Care Providers & Services)	1,644	42,218
Protagonist Therapeutics, Inc.* (Biotechnology)	1,205	105,245
Proto Labs, Inc.* (Machinery)	487	24,637
PTC Therapeutics, Inc.* (Biotechnology)	1,648	125,182
Q2 Holdings, Inc.* (Software)	808	58,305
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,086	91,778
QuinStreet, Inc.* (Interactive Media & Services)	742	10,663
Radian Group, Inc. (Financial Services)	1,389	49,990
RadNet, Inc.* (Health Care Providers & Services)	912	65,071
Ralliant Corp.* (Electrical Equipment)	1,203	61,245

See accompanying notes to financial statements.

106 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Red Rock Resorts, Inc.*—Class A (Hotels, Restaurants & Leisure)	997	$61,764
Resideo Technologies, Inc.* (Building Products)	1,582	55,560
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	402	12,993
Reynolds Consumer Products, Inc. (Household Products)	503	11,529
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	1,293	122,344
Safety Insurance Group, Inc. (Insurance)	157	12,232
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,119	167,927
Sarepta Therapeutics, Inc.* (Biotechnology)	1,309	28,170
Saul Centers, Inc. (Retail REITs)	142	4,477
Schrodinger, Inc.* (Health Care Technology)	1,150	20,562
Seacoast Banking Corp. of Florida (Banks)	934	29,346
Sealed Air Corp. (Containers & Packaging)	1,810	74,988
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	295	10,709
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,246	91,818
Sensient Technologies Corp. (Chemicals)	872	81,924
ServisFirst Bancshares, Inc. (Banks)	516	37,044
Sezzle, Inc.* (Financial Services)	350	22,216
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	826	67,046
SiriusPoint, Ltd.* (Insurance)	2,131	46,648
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	450	158,936
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	933	14,312
SkyWest, Inc.* (Passenger Airlines)	511	51,310
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	722	20,830
Solstice Advanced Materials, Inc.* (Chemicals)	1,727	83,898
Sonos, Inc.* (Household Durables)	2,477	43,496
Sprinklr, Inc.*—Class A (Software)	2,481	19,302
SPS Commerce, Inc.* (Software)	465	41,445
STAAR Surgical Co.* (Health Care Equipment & Supplies)	529	12,215
Standex International Corp. (Machinery)	248	53,885
Stellar Bancorp, Inc. (Banks)	415	12,840
StepStone Group, Inc.—Class A (Capital Markets)	1,493	95,807
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	835	34,770
StoneX Group, Inc.* (Capital Markets)	953	90,659
Sunrun, Inc.* (Electrical Equipment)	4,760	87,584
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	811	40,307
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	778	17,100
Tanger, Inc. (Retail REITs)	1,559	52,024
Tennant Co. (Machinery)	161	11,866
Teradata Corp.* (Software)	1,089	33,149
Terreno Realty Corp. (Industrial REITs)	1,484	87,126
TG Therapeutics, Inc.* (Biotechnology)	2,789	83,140
The Bancorp, Inc.* (Banks)	901	60,836
The Buckle, Inc. (Specialty Retail)	371	19,819

Common Stocks, continued

	Shares	Value
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	499	$25,190
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	743	46,311
The Macerich Co. (Retail REITs)	2,731	50,414
The St. Joe Co.* (Real Estate Management & Development)	817	48,506
Tidewater, Inc.* (Energy Equipment & Services)	946	47,782
Tootsie Roll Industries, Inc. (Food Products)	403	14,762
Topgolf Callaway Brands Corp.* (Leisure Products)	1,831	21,368
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	701	85,277
TripAdvisor, Inc.* (Interactive Media & Services)	2,396	34,885
Trupanion, Inc.* (Insurance)	456	17,041
TrustCo Bank Corp. (Banks)	163	6,737
Trustmark Corp. (Banks)	601	23,409
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,121	146,349
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	147	11,479
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	159	35,303
UniFirst Corp. (Commercial Services & Supplies)	123	23,727
United Fire Group, Inc. (Insurance)	220	7,997
Uniti Group, Inc.* (Specialized REITs)	3,677	25,776
Universal Health Realty Income Trust (Health Care REITs)	155	6,078
Upwork, Inc.* (Professional Services)	2,679	53,098
Urban Edge Properties (Retail REITs)	1,236	23,719
Urban Outfitters, Inc.* (Specialty Retail)	1,103	83,012
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	628	17,948
Veracyte, Inc.* (Biotechnology)	1,622	68,286
Vericel Corp.* (Biotechnology)	1,036	37,306
Verra Mobility Corp.* (Professional Services)	3,271	73,303
Viasat, Inc.* (Communications Equipment)	2,775	95,627
Viavi Solutions, Inc.* (Communications Equipment)	4,577	81,562
Vicor Corp.* (Electrical Equipment)	467	51,183
Victory Capital Holdings, Inc.—Class A (Capital Markets)	640	40,378
Vir Biotechnology, Inc.* (Biotechnology)	793	4,782
Virtu Financial, Inc.—Class A (Capital Markets)	1,638	54,578
Vital Farms, Inc.* (Food Products)	762	24,338
Warrior Met Coal, Inc. (Metals & Mining)	464	40,910
Waystar Holding Corp.* (Health Care Technology)	2,354	77,094
WD-40 Co. (Household Products)	165	32,488
Westamerica Bancorp (Banks)	219	10,475
Whitestone REIT* (Retail REITs)	458	6,362
WillScot Mobile Mini Holdings Corp.* (Biotech & Pharma)	1,940	36,530
WisdomTree, Inc. (Capital Markets)	2,355	28,707
World Acceptance Corp.* (Consumer Finance)	40	5,616
Worthington Enterprises, Inc. (Household Durables)	295	15,213
WSFS Financial Corp. (Banks)	596	32,923

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 107

Common Stocks, continued

	Shares	Value
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	892	$12,613
XPEL, Inc.* (Automobile Components)	518	25,853
Yelp, Inc.* (Interactive Media & Services)	694	21,091
Zurn Elkay Water Solutions Corp. (Building Products)	3,055	142,027
TOTAL COMMON STOCKS (Cost $11,667,660)		15,569,611

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $61,012	$61,000	$61,000
TOTAL REPURCHASE AGREEMENTS (Cost $61,000)		61,000
TOTAL INVESTMENT SECURITIES (Cost $11,728,660)—100.1%		15,630,611
Net other assets (liabilities)—(0.1)%		(23,115)
NET ASSETS—100.0%		$15,607,496

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

108 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2025

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$299,328	1.9%
Automobile Components	167,502	1.1%
Banks	726,878	4.6%
Beverages	7,590	NM
Biotech & Pharma	128,455	0.8%
Biotechnology	1,110,096	7.1%
Broadline Retail	112,321	0.7%
Building Products	556,662	3.6%
Capital Markets	714,470	4.6%
Chemicals	349,927	2.2%
Commercial Services & Supplies	390,040	2.5%
Communications Equipment	325,377	2.1%
Construction & Engineering	468,264	3.0%
Consumer Finance	108,839	0.7%
Consumer Staples Distribution & Retail	110,100	0.7%
Containers & Packaging	74,988	0.5%
Diversified Consumer Services	186,152	1.2%
Diversified Telecommunication Services	101,699	0.7%
Electric Utilities	60,681	0.4%
Electrical Equipment	261,855	1.7%
Electronic Equipment, Instruments & Components	968,622	6.2%
Energy Equipment & Services	349,193	2.3%
Entertainment	125,398	0.8%
Equity REIT—Diversified	95,542	0.6%
Financial Services	280,381	1.8%
Food Products	113,577	0.8%
Gas Utilities	57,432	0.4%
Ground Transportation	9,046	0.1%
Health Care Equipment & Supplies	467,689	3.0%
Health Care Providers & Services	429,372	2.8%
Health Care REITs	191,841	1.2%
Health Care Technology	114,340	0.7%
Hotel & Resort REITs	153,280	1.0%
Hotels, Restaurants & Leisure	354,104	2.3%
Household Durables	341,420	2.2%
Household Products	44,017	0.3%
Independent Power/Renewable Electricity Producers	80,215	0.4%
	Value	% of Net Assets
Industrial REITs	$119,006	0.8%
Insurance	358,102	2.3%
Interactive Media & Services	98,585	0.6%
IT Services	67,705	0.4%
Leisure Products	66,626	0.4%
Life Sciences Tools & Services	33,738	0.2%
Machinery	805,094	5.1%
Metals & Mining	95,932	0.6%
Mortgage REITs	105,422	0.7%
Multi-Utilities	30,215	0.2%
Office REITs	12,383	0.1%
Oil, Gas & Consumable Fuels	116,166	0.7%
Passenger Airlines	51,310	0.3%
Personal Care Products	18,069	0.1%
Pharmaceuticals	338,845	2.2%
Professional Services	169,194	1.1%
Real Estate Management & Development	48,506	0.3%
Residential REITs	49,614	0.3%
Retail—Discretionary	38,386	0.2%
Retail REITs	251,211	1.6%
Semiconductors & Semiconductor Equipment	682,371	4.4%
Software	874,335	5.6%
Specialized REITs	153,950	1.0%
Specialty Retail	290,689	1.9%
Textiles, Apparel & Luxury Goods	69,469	0.4%
Trading Companies & Distributors	107,484	0.7%
Water Utilities	73,092	0.5%
Wireless Telecommunication Services	7,419	NM
Other**	37,885	0.3%
Total	$15,607,496	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust
See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 109

Common Stocks (99.9%)

	Shares	Value
A10 Networks, Inc. (Software)	643	$11,375
ABM Industries, Inc. (Commercial Services & Supplies)	1,619	68,484
Academy Sports & Outdoors, Inc. (Specialty Retail)	1,761	87,980
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	2,439	34,609
Acadia Realty Trust* (Retail REITs)	3,463	71,129
ACI Worldwide, Inc.* (Software)	927	44,319
AdaptHealth Corp.* (Health Care Providers & Services)	2,837	28,257
Addus HomeCare Corp.* (Health Care Providers & Services)	164	17,612
Adient PLC (Automobile Components)	2,094	40,142
Advance Auto Parts, Inc. (Specialty Retail)	1,587	62,369
Air Lease Corp. (Trading Companies & Distributors)	1,194	76,691
Alamo Group, Inc. (Machinery)	285	47,843
Alarm.com Holdings, Inc.* (Software)	554	28,265
Albany International Corp. (Machinery)	758	38,431
Alexander & Baldwin, Inc. (Equity REIT—Diversified)	1,000	20,640
Allegiant Travel Co.* (Passenger Airlines)	355	30,271
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	659	13,055
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	286	57,166
Amentum Holdings, Inc.* (Technology Services)	4,050	117,450
American Assets Trust, Inc. (Equity REIT—Diversified)	1,247	23,606
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	3,138	20,115
American Eagle Outfitters, Inc. (Specialty Retail)	2,414	63,657
American States Water Co. (Water Utilities)	357	25,875
American Woodmark Corp.* (Building Products)	386	20,805
Ameris Bancorp (Banks)	727	53,994
AMERISAFE, Inc. (Insurance)	270	10,371
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,016	16,012
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	450	12,051
Angi, Inc.* (Interactive Media & Services)	948	12,258
Apogee Enterprises, Inc. (Building Products)	568	20,681
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	3,452	33,415
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	5,814	68,896
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	5,173	40,142
ArcBest Corp. (Ground Transportation)	595	44,143
Arcosa, Inc. (Construction & Engineering)	466	49,545
Arcus Biosciences, Inc.* (Biotechnology)	834	19,874
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	2,119	14,028
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	858	34,955
Asbury Automotive Group, Inc.* (Specialty Retail)	515	119,753

Common Stocks, continued

	Shares	Value
Assured Guaranty, Ltd. (Insurance)	550	$49,429
Astec Industries, Inc. (Machinery)	314	13,602
Astrana Health, Inc.* (Health Care Providers & Services)	1,141	28,308
Atlantic Union Bankshares Corp. (Banks)	3,766	132,940
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	2,031	19,132
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,226	13,768
Avista Corp. (Multi-Utilities)	1,140	43,935
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	294	23,620
Azenta, Inc.* (Life Sciences Tools & Services)	431	14,335
Balchem Corp. (Chemicals)	350	53,676
Banc of California, Inc. (Banks)	3,547	68,422
BancFirst Corp. (Banks)	202	21,416
Bank of Hawaii Corp. (Banks)	1,051	71,857
BankUnited, Inc. (Banks)	1,052	46,888
Banner Corp. (Banks)	900	56,394
Beacon Financial Corporation (Banks)	2,217	58,462
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	943	40,323
BGC Group, Inc.—Class A (Capital Markets)	3,894	34,773
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	516	12,477
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	306	12,056
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	4,166	79,696
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	2,027	12,507
Boise Cascade Co. (Trading Companies & Distributors)	978	71,981
Box, Inc.*—Class A (Software)	1,341	40,109
Brandywine Realty Trust (Office REITs)	4,592	13,409
Bread Financial Holdings, Inc. (Consumer Finance)	1,208	89,428
Bristow Group, Inc.* (Energy Equipment & Services)	665	24,352
Cable One, Inc. (Media)	123	13,881
Cactus, Inc.—Class A (Energy Equipment & Services)	672	30,697
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	5,392	126,120
California Resources Corp. (Oil, Gas & Consumable Fuels)	2,076	92,818
California Water Service Group (Water Utilities)	820	35,531
Capitol Federal Financial, Inc. (Banks)	3,215	21,894
Cargurus, Inc.* (Interactive Media & Services)	1,073	41,150
CarMax, Inc.* (Specialty Retail)	3,881	149,962
Cars.com, Inc.* (Interactive Media & Services)	1,470	17,934
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	962	31,198
Cathay General Bancorp (Banks)	1,798	87,005
Celanese Corp. (Chemicals)	2,894	122,358
Centerspace (Residential REITs)	229	15,279
Central Garden & Pet Co.* (Household Products)	213	6,848
Central Garden & Pet Co.*—Class A (Household Products)	1,364	39,816
Central Pacific Financial Corp. (Banks)	707	22,030

See accompanying notes to financial statements.

110 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Century Aluminum Co.* (Metals & Mining)	548	$21,471
Century Communities, Inc. (Household Durables)	675	40,061
Certara, Inc.* (Health Care Technology)	1,547	13,629
Champion Homes, Inc.* (Household Durables)	797	67,347
Chesapeake Utilities Corp. (Gas Utilities)	250	31,190
Cinemark Holdings, Inc. (Entertainment)	1,063	24,704
City Holding Co. (Banks)	118	14,066
Cleanspark, Inc.* (Software)	3,120	31,574
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	577	12,440
Cohen & Steers, Inc. (Capital Markets)	393	24,673
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	1,233	28,692
Community Financial System, Inc. (Banks)	681	39,117
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	878	20,352
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	1,575	30,996
CONMED Corp. (Health Care Equipment & Supplies)	818	33,211
Core Laboratories, Inc. (Energy Equipment & Services)	1,230	19,717
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	1,354	119,844
CoreCivic, Inc.* (Commercial Services & Supplies)	2,762	52,782
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	1,239	7,360
CorVel Corp.* (Health Care Providers & Services)	314	21,248
Cracker Barrel Old Country Store, Inc.(a) (Hotels, Restaurants & Leisure)	588	14,935
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	6,391	53,620
CSW Industrials, Inc. (Building Products)	186	54,597
CTS Corp. (Electronic Equipment, Instruments & Components)	430	18,434
Cushman & Wakefield Ltd.* (Real Estate Services)	6,120	99,083
Customers Bancorp, Inc.* (Banks)	429	31,368
CVB Financial Corp. (Banks)	3,399	63,221
CVR Energy, Inc.* (Oil, Gas & Consumable Fuels)	414	10,532
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,018	5,141
Dana, Inc. (Automobile Components)	1,575	37,422
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	713	11,558
Deluxe Corp. (Commercial Services & Supplies)	1,189	26,550
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,747	24,613
Dime Community Bancshares, Inc. (Banks)	1,079	32,467
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,227	60,540
DNOW, Inc.* (Trading Companies & Distributors)	4,907	65,018
Donnelley Financial Solutions, Inc.* (Capital Markets)	387	18,069

Common Stocks, continued

	Shares	Value
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	973	$23,683
DoubleVerify Holdings, Inc.* (Software)	1,450	16,588
Douglas Emmett, Inc. (Office REITs)	4,425	48,631
Dream Finders Homes, Inc.*—Class A (Household Durables)	760	12,996
DXC Technology Co.* (IT Services)	4,602	67,420
Dynavax Technologies Corp.* (Biotechnology)	2,636	40,541
Eagle Bancorp, Inc. (Banks)	731	15,658
Easterly Government Properties, Inc. (Office REITs)	1,157	24,517
Eastman Chemical Co. (Chemicals)	3,013	192,320
Edgewell Personal Care Co. (Personal Care Products)	1,227	20,920
Element Solutions, Inc. (Chemicals)	3,005	75,095
Elme Communities (Residential REITs)	745	12,963
Embecta Corp. (Health Care Equipment & Supplies)	1,545	18,355
Employers Holdings, Inc. (Insurance)	595	25,686
Enact Holdings, Inc. (Financial Services)	344	13,636
Encore Capital Group, Inc.* (Consumer Finance)	589	32,012
Energizer Holdings, Inc. (Household Products)	1,605	31,923
Enerpac Tool Group Corp. (Machinery)	560	21,414
Enovis Corp.* (Health Care Equipment & Supplies)	1,511	40,253
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,457	110,796
ePlus, Inc. (Electronic Equipment, Instruments & Components)	256	22,451
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	1,726	51,193
Ethan Allen Interiors, Inc. (Household Durables)	612	13,978
eXp World Holdings, Inc. (Real Estate Management & Development)	2,395	21,675
Extreme Networks, Inc.* (Communications Equipment)	1,237	20,596
FB Financial Corp. (Banks)	598	33,368
First Bancorp (Banks)	613	31,134
First Bancorp (Banks)	1,742	36,112
First Commonwealth Financial Corp. (Banks)	2,734	46,095
First Financial Bancorp* (Banks)	2,731	68,330
First Hawaiian, Inc. (Banks)	3,271	82,756
First Interstate BancSystem, Inc.—Class A (Banks)	2,366	81,864
FMC Corp. (Chemicals)	3,301	45,785
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	2,443	42,142
Forward Air Corp.* (Air Freight & Logistics)	586	14,650
Four Corners Property Trust, Inc. (Specialized REITs)	1,486	34,267
Fox Factory Holding Corp.* (Automobile Components)	1,104	18,889
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	2,156	21,625
Franklin Electric Co., Inc. (Machinery)	456	43,562
Fresh Del Monte Produce, Inc. (Food Products)	871	31,034
Freshpet, Inc.* (Retail—Discretionary)	479	29,185

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 111

Common Stocks, continued

	Shares	Value
Fulton Financial Corp. (Banks)	4,773	$92,262
Gates Industrial Corp. PLC* (Machinery)	3,140	67,416
Gentherm, Inc.* (Automobile Components)	453	16,476
Genworth Financial, Inc.*—Class A (Insurance)	10,554	95,302
Getty Realty Corp. (Retail REITs)	701	19,186
Gibraltar Industries, Inc.* (Building Products)	780	38,563
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	980	28,381
Glaukos Corp.* (Health Care Equipment & Supplies)	472	53,294
Global Net Lease, Inc. (Equity REIT—Diversified)	5,210	44,806
Golden Entertainment, Inc.* ARS (Hotels, Restaurants & Leisure)	519	14,112
Goosehead Insurance, Inc.*—Class A (Insurance)	210	15,467
Green Brick Partners, Inc.* (Household Durables)	346	21,680
Grid Dynamics Holdings, Inc.* (IT Services)	1,748	15,784
Griffon Corp. (Building Products)	423	31,154
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	2,594	26,199
Group 1 Automotive, Inc. (Specialty Retail)	327	128,609
Guess?, Inc. (Specialty Retail)	811	13,584
H.B. Fuller Co. (Chemicals)	1,430	85,028
H2O America* (Water Utilities)	880	43,111
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	1,900	59,717
Hanmi Financial Corp. (Banks)	785	21,219
Harmonic, Inc.* (Communications Equipment)	2,966	29,334
Hawaiian Electric Industries, Inc.* (Electric Utilities)	4,562	56,114
Hawkins, Inc. (Chemicals)	183	25,997
Hayward Holdings, Inc.* (Building Products)	2,741	42,348
HealthStream, Inc. (Health Care Technology)	306	7,059
Heartland Express, Inc. (Ground Transportation)	1,208	10,908
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,616	22,672
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,341	38,460
Heritage Financial Corp. (Banks)	897	21,214
Hertz Global Holdings, Inc.* (Ground Transportation)	1,022	5,253
Highwoods Properties, Inc. (Office REITs)	2,905	75,007
Hillenbrand, Inc. (Machinery)	1,862	59,063
Hilltop Holdings, Inc.* (Banks)	1,135	38,522
HNI Corp. (Commercial Services & Supplies)	1,820	76,512
Hope Bancorp, Inc. (Banks)	3,386	37,111
Horace Mann Educators Corp. (Insurance)	517	23,875
Hub Group, Inc.*—Class A (Air Freight & Logistics)	1,600	68,176
IAC, Inc.* (Interactive Media & Services)	1,723	67,369
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	909	16,753
ICU Medical, Inc.* (Health Care Equipment & Supplies)	338	48,222
Independent Bank Corp./Massachusetts (Banks)	747	54,591
Ingevity Corp.* (Chemicals)	409	24,205

Common Stocks, continued

	Shares	Value
Innospec, Inc. (Chemicals)	655	$50,134
Innovative Industrial Properties, Inc. (Industrial REITs)	741	35,094
Innovex International, Inc.* (Energy Equipment & Services)	592	12,947
Innoviva, Inc.* (Pharmaceuticals)	769	15,372
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	820	66,806
Insperity, Inc. (Professional Services)	947	36,668
Insteel Industries, Inc. (Building Products)	513	16,247
Integer Holdings Corp.* (Health Care Equipment & Supplies)	927	72,705
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,770	21,983
Interface, Inc. (Commercial Services & Supplies)	679	18,958
Interparfums, Inc. (Personal Care Products)	207	17,560
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,079	18,753
Itron, Inc.* (Electronic Equipment, Instruments & Components)	435	40,394
J & J Snack Foods Corp. (Food Products)	412	37,232
Jackson Financial, Inc.—Class A (Financial Services)	1,796	191,543
JBG SMITH Properties (Office REITs)	627	10,665
JetBlue Airways Corp.* (Passenger Airlines)	7,690	34,990
John B. Sanfilippo & Son, Inc. (Food Products)	238	16,803
John Wiley & Sons, Inc.—Class A (Media)	1,080	33,080
Kadant, Inc. (Machinery)	153	43,608
Kaiser Aluminum Corp. (Metals & Mining)	424	48,701
Kennametal, Inc. (Machinery)	2,012	57,161
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	3,171	30,663
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	624	22,495
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	1,438	11,820
Knowles Corp.* (Electronic Equipment, Instruments & Components)	968	20,744
Kohl's Corp. (Broadline Retail)	2,962	60,454
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	621	37,937
Koppers Holdings, Inc. (Chemicals)	518	14,027
Korn Ferry (Professional Services)	1,384	91,371
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,377	62,736
Lakeland Financial Corp. (Banks)	350	19,971
La-Z-Boy, Inc. (Household Durables)	1,089	40,587
LCI Industries (Automobile Components)	639	77,536
Leggett & Platt, Inc. (Household Durables)	3,579	39,369
LGI Homes, Inc.* (Household Durables)	537	23,070
Liberty Energy, Inc. (Energy Equipment & Services)	4,280	79,010
Lincoln National Corp. (Insurance)	4,466	198,870
Lindsay Corp. (Machinery)	286	33,711
LKQ Corp. (Distributors)	6,764	204,273
LTC Properties, Inc. (Health Care REITs)	503	17,293
Lumen Technologies, Inc. (Diversified Telecommunication Services)	13,715	106,565

See accompanying notes to financial statements.

112 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
LXP Industrial Trust (Industrial REITs)	734	$36,392
M/I Homes, Inc.* (Household Durables)	690	88,286
Mack-Cali Realty Corp. (Residential REITs)	1,181	17,573
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	4,841	105,970
ManpowerGroup, Inc. (Professional Services)	1,225	36,419
MARA Holdings, Inc.* (Software)	4,497	40,383
Marcus & Millichap, Inc. (Real Estate Management & Development)	638	17,411
MarineMax, Inc.* (Specialty Retail)	498	12,067
MarketAxess Holdings, Inc. (Capital Markets)	453	82,107
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	732	42,229
Marten Transport, Ltd. (Ground Transportation)	1,531	17,423
Masterbrand, Inc.* (Building Products)	3,352	37,006
Materion Corp. (Metals & Mining)	248	30,831
Matson, Inc. (Marine Transportation)	825	101,929
Matthews International Corp.—Class A (Commercial Services & Supplies)	813	21,236
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	1,237	21,561
MDU Resources Group, Inc. (Construction & Engineering)	5,399	105,389
Medical Properties Trust, Inc.(a) (Health Care REITs)	13,034	65,170
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	579	51,033
Meritage Homes Corp. (Household Durables)	1,860	122,388
MGE Energy, Inc. (Electric Utilities)	482	37,798
Middlesex Water Co. (Water Utilities)	222	11,193
MillerKnoll, Inc. (Commercial Services & Supplies)	1,809	33,069
Millrose Properties Inc (Specialized REITs)	1,671	49,913
Minerals Technologies, Inc. (Chemicals)	823	50,162
Mister Car Wash, Inc.* (Diversified Consumer Services)	2,597	14,439
Moelis & Co.—Class A (Capital Markets)	841	57,810
Mohawk Industries, Inc.* (Household Durables)	1,372	149,960
Monro, Inc. (Specialty Retail)	794	15,912
Mueller Water Products, Inc.—Class A (Machinery)	1,446	34,444
Myriad Genetics, Inc.* (Biotechnology)	1,405	8,641
N-able, Inc.* (Software)	965	7,218
National Bank Holdings Corp.—Class A (Banks)	999	37,972
National Beverage Corp.* (Beverages)	309	9,854
Navient Corp. (Consumer Finance)	1,779	23,127
NBT Bancorp, Inc. (Banks)	1,383	57,422
NCR Atleos Corp.* (Financial Services)	743	28,316
NCR Voyix Corp.* (Software)	3,660	37,332
Neogen Corp.* (Health Care Equipment & Supplies)	5,742	40,137
NeoGenomics, Inc.* (Health Care Providers & Services)	1,436	16,887
NetScout Systems, Inc.* (Communications Equipment)	852	23,055
Newell Brands, Inc. (Household Durables)	11,078	41,210

Common Stocks, continued

	Shares	Value
NexPoint Residential Trust, Inc. (Residential REITs)	311	$9,361
Noble Corp. PLC* (Energy Equipment & Services)	1,558	43,998
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	2,567	55,113
Northwest Bancshares, Inc.* (Banks)	3,860	46,320
Northwest Natural Holding Co. (Gas Utilities)	516	24,118
Oceaneering International, Inc.* (Energy Equipment & Services)	1,081	25,976
OFG Bancorp (Banks)	651	26,678
O-I Glass, Inc. (Containers & Packaging)	4,060	59,926
Omnicell, Inc.* (Health Care Equipment & Supplies)	1,186	53,726
Organon & Co. (Pharmaceuticals)	6,871	49,265
Otter Tail Corp. (Electric Utilities)	609	49,213
Outfront Media, Inc. (Specialized REITs)	1,230	29,643
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	369	12,620
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	460	17,705
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	690	24,247
Park National Corp. (Banks)	192	29,219
Patrick Industries, Inc. (Automobile Components)	483	52,372
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	9,120	55,723
Payoneer Global, Inc.* (Financial Services)	2,593	14,573
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	298	17,212
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	3,214	95,456
Pebblebrook Hotel Trust (Hotel & Resort REITs)	3,004	34,005
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	648	12,675
PENN Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,376	49,796
Perdoceo Education Corp. (Diversified Consumer Services)	559	16,395
Perrigo Co. PLC (Pharmaceuticals)	3,637	50,627
Phillips Edison & Co., Inc. (Retail REITs)	1,395	49,620
Phinia, Inc. (Automobile Components)	1,016	63,693
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,560	49,920
Piper Sandler Cos. (Capital Markets)	202	68,621
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,074	21,922
Plexus Corp.* (Electronic Equipment, Instruments & Components)	399	58,654
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,462	51,959
PRA Group, Inc.* (Consumer Finance)	1,030	18,221
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,271	78,408
ProAssurance Corp. (Insurance)	666	16,091
PROG Holdings, Inc.* (Consumer Finance)	1,044	30,788
Progress Software Corp. (Software)	361	15,509
Provident Financial Services, Inc. (Banks)	3,451	68,157
Q2 Holdings, Inc.* (Software)	612	44,162

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 113

Common Stocks, continued

	Shares	Value
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	823	$69,552
Quaker Chemical Corp. (Chemicals)	361	49,569
Quanex Building Products Corp. (Building Products)	1,205	18,533
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	1,795	51,265
QuinStreet, Inc.* (Interactive Media & Services)	541	7,774
Radian Group, Inc. (Financial Services)	1,789	64,386
RadNet, Inc.* (Health Care Providers & Services)	661	47,163
Ralliant Corp.* (Electrical Equipment)	1,431	72,852
Redwood Trust, Inc. (Mortgage REITs)	3,349	18,520
Renasant Corp. (Banks)	2,511	88,437
Resideo Technologies, Inc.* (Building Products)	1,602	56,262
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	232	7,498
Reynolds Consumer Products, Inc. (Household Products)	795	18,221
Robert Half, Inc. (Professional Services)	2,629	71,404
Rogers Corp.* (Electronic Equipment, Instruments & Components)	442	40,474
RPC, Inc. (Energy Equipment & Services)	2,351	12,789
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	1,603	86,465
RXO, Inc.* (Ground Transportation)	4,336	54,807
S&T Bancorp, Inc.* (Banks)	1,010	39,744
Sabre Corp.* (Hotels, Restaurants & Leisure)	10,435	14,192
Safehold, Inc. (Specialized REITs)	1,214	16,620
Safety Insurance Group, Inc. (Insurance)	192	14,959
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,577	36,748
Sarepta Therapeutics, Inc.* (Biotechnology)	1,080	23,242
Saul Centers, Inc. (Retail REITs)	145	4,572
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	534	20,858
Schneider National, Inc.—Class B (Ground Transportation)	1,317	34,940
Scholastic Corp. (Media)	598	17,719
Seacoast Banking Corp. of Florida (Banks)	1,356	42,606
Sealed Air Corp. (Containers & Packaging)	1,555	64,423
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	338	12,269
Select Medical Holdings Corp. (Health Care Providers & Services)	2,912	43,244
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	687	50,625
ServisFirst Bancshares, Inc. (Banks)	664	47,669
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	1,203	13,907
Shutterstock, Inc.* (Interactive Media & Services)	638	12,186
Signet Jewelers, Ltd. (Specialty Retail)	1,082	89,676
Simmons First National Corp.—Class A (Banks)	3,825	72,101
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,474	22,611
SkyWest, Inc.* (Passenger Airlines)	402	40,364
SL Green Realty Corp. (Office REITs)	1,877	86,098

Common Stocks, continued

	Shares	Value
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,026	$56,586
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	647	18,666
Solstice Advanced Materials, Inc.* (Chemicals)	1,972	95,800
Sonic Automotive, Inc.—Class A (Specialty Retail)	392	24,249
Southside Bancshares, Inc. (Banks)	747	22,701
SPS Commerce, Inc.* (Software)	399	35,563
STAAR Surgical Co.* (Health Care Equipment & Supplies)	630	14,547
Standard Motor Products, Inc. (Automobile Components)	553	20,378
Stellar Bancorp, Inc. (Banks)	681	21,070
Stepan Co. (Chemicals)	568	26,900
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	846	35,227
Stewart Information Services Corp. (Insurance)	741	52,062
Strategic Education, Inc. (Diversified Consumer Services)	615	49,323
Stride, Inc.* (Diversified Consumer Services)	1,144	74,281
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	2,800	13,636
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	1,393	20,045
SunCoke Energy, Inc. (Metals & Mining)	2,237	16,106
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	5,019	44,870
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	471	23,409
Sylvamo Corp. (Paper & Forest Products)	875	42,131
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,324	36,630
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	789	17,342
Tanger, Inc. (Retail REITs)	1,035	34,538
TEGNA, Inc. (Media)	4,257	82,628
Teleflex, Inc. (Health Care Equipment & Supplies)	1,167	142,420
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	2,596	106,436
Tennant Co. (Machinery)	273	20,120
Teradata Corp.* (Software)	1,058	32,206
Terreno Realty Corp. (Industrial REITs)	821	48,200
The Andersons, Inc. (Consumer Staples Distribution & Retail)	888	47,215
The Buckle, Inc. (Specialty Retail)	317	16,934
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	569	28,723
The Chemours Co. (Chemicals)	3,962	46,712
The GEO Group, Inc. (Commercial Services & Supplies)	3,613	58,242
The Greenbrier Cos., Inc. (Machinery)	818	38,233
The Macerich Co. (Retail REITs)	3,250	59,995
The Simply Good Foods Co.* (Food Products)	2,427	48,735
The Wendy's Co. (Hotels, Restaurants & Leisure)	4,174	34,769
The Western Union Co. (Financial Services)	8,404	78,241

See accompanying notes to financial statements.

114 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
TimkenSteel Corp. (Metals & Mining)	947	$16,251
Titan International, Inc.* (Machinery)	1,268	9,928
Tompkins Financial Corp. (Banks)	335	24,294
Topgolf Callaway Brands Corp.* (Leisure Products)	1,330	15,521
TreeHouse Foods, Inc.* (Food Products)	1,175	27,718
Tri Pointe Homes, Inc.* (Household Durables)	2,271	71,468
Trinity Industries, Inc. (Machinery)	2,118	56,000
Triumph Financial, Inc.* (Banks)	597	37,390
Trupanion, Inc.* (Insurance)	302	11,286
TrustCo Bank Corp. (Banks)	277	11,448
Trustmark Corp. (Banks)	809	31,511
Two Harbors Investment Corp. (Mortgage REITs)	2,753	28,907
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	212	16,555
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,200	30,396
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	4,991	24,805
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	3,130	15,024
UniFirst Corp. (Commercial Services & Supplies)	227	43,788
United Community Banks, Inc. (Banks)	3,213	100,310
United Fire Group, Inc. (Insurance)	294	10,687
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	1,603	53,973
Uniti Group, Inc.* (Specialized REITs)	1	7
Unitil Corp. (Multi-Utilities)	474	22,961
Universal Corp. (Tobacco)	660	34,815
Universal Health Realty Income Trust (Health Care REITs)	139	5,450
Upbound Group, Inc. (Specialty Retail)	1,377	24,180
Urban Edge Properties (Retail REITs)	1,730	33,199
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	779	22,264
Vestis Corp. (Commercial Services & Supplies)	2,961	19,750
Viad Corp.* (Commercial Services & Supplies)	568	19,130
Victoria's Secret & Co.* (Specialty Retail)	2,118	114,732
Victory Capital Holdings, Inc.—Class A (Capital Markets)	444	28,012
Vir Biotechnology, Inc.* (Biotechnology)	1,475	8,894
Virtus Investment Partners, Inc. (Capital Markets)	168	27,409
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,264	47,295
Walker & Dunlop, Inc. (Financial Services)	900	54,135
Warrior Met Coal, Inc. (Metals & Mining)	792	69,830
Washington Federal, Inc. (Banks)	2,081	66,654
WD-40 Co. (Household Products)	147	28,944
Werner Enterprises, Inc. (Ground Transportation)	1,581	47,446
Westamerica Bancorp (Banks)	375	17,936
Whitestone REIT* (Retail REITs)	594	8,251
WillScot Mobile Mini Holdings Corp.* (Biotech & Pharma)	2,308	43,460

Common Stocks, continued

	Shares	Value
Winnebago Industries, Inc. (Automobiles)	745	$30,187
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,169	39,367
World Acceptance Corp.* (Consumer Finance)	24	3,369
World Kinect Corp. (Oil, Gas & Consumable Fuels)	1,468	34,395
Worthington Enterprises, Inc. (Household Durables)	448	23,103
Worthington Steel, Inc. (Metals & Mining)	862	29,842
WSFS Financial Corp. (Banks)	679	37,508
Xencor, Inc.* (Biotechnology)	1,887	28,890
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,354	19,146
Yelp, Inc.* (Interactive Media & Services)	648	19,693
Ziff Davis, Inc.* (Interactive Media & Services)	1,043	36,661
TOTAL COMMON STOCKS (Cost $17,553,986)		18,847,590

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $17,003	$17,000	$17,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,000)		17,000

Collateral for Securities Loaned(c) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.79%(d)	104,794	$104,794
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $104,794)		104,794
TOTAL INVESTMENT SECURITIES (Cost $17,675,780)—100.6%		18,969,384
Net other assets (liabilities)—(0.6)%		(106,168)
NET ASSETS—100.0%		$18,863,216

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $100,846.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at December 31, 2025.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2025.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 115

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Air Freight & Logistics	$82,826	0.4%
Automobile Components	347,023	1.8%
Automobiles	30,187	0.2%
Banks	2,428,895	12.9%
Beverages	9,854	0.1%
Biotech & Pharma	43,460	0.2%
Biotechnology	130,082	0.7%
Broadline Retail	60,454	0.3%
Building Products	336,196	1.8%
Capital Markets	376,429	2.0%
Chemicals	957,768	5.1%
Commercial Services & Supplies	460,423	2.4%
Communications Equipment	72,985	0.4%
Construction & Engineering	154,934	0.8%
Consumer Finance	196,945	1.0%
Consumer Staples Distribution & Retail	127,387	0.6%
Containers & Packaging	124,349	0.7%
Distributors	204,273	1.1%
Diversified Consumer Services	154,438	0.8%
Diversified Telecommunication Services	151,665	0.8%
Electric Utilities	143,125	0.7%
Electrical Equipment	72,852	0.4%
Electronic Equipment, Instruments & Components	393,645	2.1%
Energy Equipment & Services	385,473	2.0%
Entertainment	24,704	0.1%
Equity REIT—Diversified	154,273	0.8%
Financial Services	504,547	2.7%
Food Products	161,522	0.8%
Gas Utilities	55,308	0.3%
Ground Transportation	214,920	1.1%
Health Care Equipment & Supplies	672,261	3.6%
Health Care Providers & Services	300,891	1.6%
Health Care REITs	87,913	0.5%
Health Care Technology	20,688	0.1%
Hotel & Resort REITs	205,166	1.1%
Hotels, Restaurants & Leisure	413,582	2.2%
Household Durables	755,503	4.0%
Household Products	125,752	0.7%
Industrial REITs	119,686	0.6%
Insurance	524,085	2.8%
Interactive Media & Services	215,025	1.1%
	Value	% of Net Assets
IT Services	$83,204	0.4%
Leisure Products	15,521	0.1%
Life Sciences Tools & Services	74,095	0.4%
Machinery	584,536	3.2%
Marine Transportation	101,929	0.5%
Media	147,308	0.8%
Metals & Mining	290,198	1.5%
Mortgage REITs	234,125	1.2%
Multi-Utilities	66,896	0.4%
Office REITs	258,327	1.4%
Oil, Gas & Consumable Fuels	759,239	4.1%
Paper & Forest Products	42,131	0.2%
Passenger Airlines	125,670	0.7%
Personal Care Products	38,480	0.2%
Pharmaceuticals	229,132	1.2%
Professional Services	235,862	1.3%
Real Estate Management & Development	69,749	0.4%
Real Estate Services	99,083	0.5%
Residential REITs	55,176	0.3%
Retail—Discretionary	29,185	0.2%
Retail REITs	280,490	1.5%
Semiconductors & Semiconductor Equipment	643,810	3.5%
Software	384,603	2.0%
Specialized REITs	130,450	0.7%
Specialty Retail	960,412	5.0%
Technology Hardware, Storage & Peripherals	7,360	NM
Technology Services	117,450	0.6%
Textiles, Apparel & Luxury Goods	224,559	1.2%
Tobacco	34,815	0.2%
Trading Companies & Distributors	300,155	1.6%
Water Utilities	115,710	0.6%
Wireless Telecommunication Services	106,436	0.6%
Other**	15,626	0.1%
Total	$18,863,216	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

116 :: ProFund VP Technology :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (97.7%)

	Shares	Value
Accenture PLC—Class A (IT Services)	2,503	$671,555
Adobe, Inc.* (Software)	1,689	591,133
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,571	1,407,245
Akamai Technologies, Inc.* (IT Services)	581	50,692
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	4,940	667,592
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,986	538,603
Apple, Inc. (Technology Hardware, Storage & Peripherals)	22,850	6,212,000
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,215	826,223
AppLovin Corp.*—Class A (Software)	1,092	735,811
Arista Networks, Inc.* (Communications Equipment)	4,168	546,133
Autodesk, Inc.* (Software)	860	254,569
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	7,304	2,527,914
Cadence Design Systems, Inc.* (Software)	1,099	343,525
CDW Corp. (Electronic Equipment, Instruments & Components)	525	71,505
Cisco Systems, Inc. (Communications Equipment)	15,905	1,225,162
Cognizant Technology Solutions Corp.—Class A (IT Services)	1,948	161,684
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,149	275,726
Crowdstrike Holdings, Inc.*—Class A (Software)	1,013	474,854
Datadog, Inc.*—Class A (Software)	1,313	178,555
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	1,216	153,070
EPAM Systems, Inc.* (IT Services)	223	45,688
F5, Inc.* (Communications Equipment)	233	59,476
Fair Isaac Corp.* (Software)	96	162,300
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	433	113,113
Fortinet, Inc.* (Software)	2,551	202,575
Gartner, Inc.* (IT Services)	291	73,413
Gen Digital, Inc. (Software)	2,265	61,585
GoDaddy, Inc.*—Class A (IT Services)	545	67,624
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	5,325	127,907
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,775	84,107
Intel Corp. (Semiconductors & Semiconductor Equipment)	18,097	667,779
International Business Machines Corp. (IT Services)	3,773	1,117,601
Intuit, Inc. (Software)	1,125	745,223
Jabil, Inc. (Electronic Equipment, Instruments & Components)	431	98,277
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	694	141,014
KLA Corp. (Semiconductors & Semiconductor Equipment)	530	643,992
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,071	868,054

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,181	$138,973
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,530	1,292,907
Microsoft Corp. (Software)	11,494	5,558,729
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	193	174,927
Motorola Solutions, Inc. (Communications Equipment)	672	257,591
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	806	86,315
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	37,577	7,008,112
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,016	220,533
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,624	87,940
Oracle Corp. (Software)	6,788	1,323,049
Palantir Technologies, Inc.*—Class A (Software)	9,220	1,638,855
Palo Alto Networks, Inc.* (Software)	2,761	508,576
PTC, Inc.* (Software)	483	84,143
Qnity Electronics, Inc.* (Semiconductors & Semiconductor Equipment)	845	68,994
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	4,324	739,620
Roper Technologies, Inc. (Software)	434	193,186
Salesforce, Inc. (Software)	3,842	1,017,784
Sandisk Corp.* (Semiconductors)	562	133,408
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	879	242,068
ServiceNow, Inc.* (Software)	4,187	641,407
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	600	38,046
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,024	59,242
Synopsys, Inc.* (Software)	751	352,760
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,187	270,054
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	189	96,528
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	632	122,330
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,667	636,188
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	960	75,216
Tyler Technologies, Inc.* (Software)	174	78,987
VeriSign, Inc. (IT Services)	337	81,874
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,380	237,733
Workday, Inc.*—Class A (Software)	876	188,147
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	204	49,535
TOTAL COMMON STOCKS (Cost $12,122,589)		46,897,036

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Technology :: 117

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $338,068	$338,000	$338,000
TOTAL REPURCHASE AGREEMENTS (Cost $338,000)		338,000
TOTAL INVESTMENT SECURITIES (Cost $12,460,589)—98.4%		47,235,036
Net other assets (liabilities)—1.6%		745,966
NET ASSETS—100.0%		$47,981,002

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	1/23/26	4.39%	$1,137,263	$(10,527)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Communications Equipment	$2,088,362	4.4%
Electronic Equipment, Instruments & Components	1,745,447	3.7%
IT Services	2,270,131	4.7%
Semiconductors	133,408	0.3%
Semiconductors & Semiconductor Equipment	18,121,493	37.7%
Software	15,335,753	31.9%
Technology Hardware, Storage & Peripherals	7,202,442	15.0%
Other**	1,083,966	2.3%
Total	$47,981,002	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

118 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (74.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	153	$24,495
A.O. Smith Corp. (Building Products)	33	2,207
Abbott Laboratories (Health Care Equipment & Supplies)	502	62,895
AbbVie, Inc. (Biotechnology)	510	116,530
Accenture PLC—Class A (IT Services)	179	48,026
Adobe, Inc.* (Software)	121	42,349
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	470	100,655
Aflac, Inc. (Insurance)	136	14,997
Agilent Technologies, Inc. (Life Sciences Tools & Services)	82	11,158
Air Products & Chemicals, Inc. (Chemicals)	64	15,809
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	123	16,694
Akamai Technologies, Inc.* (IT Services)	42	3,665
Albemarle Corp. (Chemicals)	34	4,809
Alexandria Real Estate Equities, Inc. (Office REITs)	45	2,202
Align Technology, Inc.* (Health Care Equipment & Supplies)	19	2,967
Allegion PLC (Building Products)	25	3,981
Alliant Energy Corp. (Electric Utilities)	74	4,811
Allstate Corp. (Insurance)	76	15,819
Alphabet, Inc.—Class A (Interactive Media & Services)	1,679	525,526
Alphabet, Inc.—Class C (Interactive Media & Services)	1,342	421,120
Altria Group, Inc. (Tobacco)	485	27,965
Amazon.com, Inc.* (Broadline Retail)	2,808	648,142
Amcor PLC (Containers & Packaging)	666	5,554
Ameren Corp. (Multi-Utilities)	78	7,789
American Electric Power Co., Inc. (Electric Utilities)	155	17,873
American Express Co. (Consumer Finance)	155	57,342
American International Group, Inc. (Insurance)	156	13,346
American Tower Corp.—Class A (Specialized REITs)	135	23,702
American Water Works Co., Inc. (Water Utilities)	56	7,308
Ameriprise Financial, Inc. (Capital Markets)	27	13,239
AMETEK, Inc. (Electrical Equipment)	66	13,550
Amgen, Inc. (Biotechnology)	155	50,733
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	353	47,704
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	142	38,510
Aon PLC—Class A (Insurance)	62	21,879
APA Corp. (Oil, Gas & Consumable Fuels)	102	2,495
Apollo Global Management, Inc. (Financial Services)	134	19,398
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,265	1,159,482
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	230	59,108
AppLovin Corp.*—Class A (Software)	78	52,558
Aptiv PLC* (Automobile Components)	62	4,718
Arch Capital Group, Ltd.* (Insurance)	104	9,976
Archer-Daniels-Midland Co. (Food Products)	139	7,990
Ares Management Corporation—Class A (Capital Markets)	59	9,536

Common Stocks, continued

	Shares	Value
Arista Networks, Inc.* (Communications Equipment)	298	$39,047
Arthur J. Gallagher & Co. (Insurance)	74	19,150
Assurant, Inc. (Insurance)	14	3,372
AT&T, Inc. (Diversified Telecommunication Services)	2,046	50,823
Atmos Energy Corp. (Gas Utilities)	46	7,711
Autodesk, Inc.* (Software)	61	18,057
Automatic Data Processing, Inc. (Professional Services)	117	30,096
AutoZone, Inc.* (Specialty Retail)	5	16,958
AvalonBay Communities, Inc. (Residential REITs)	41	7,434
Avery Dennison Corp. (Containers & Packaging)	22	4,001
Axon Enterprise, Inc.* (Aerospace & Defense)	23	13,062
Baker Hughes Co. (Energy Equipment & Services)	285	12,979
Ball Corp. (Containers & Packaging)	77	4,079
Bank of America Corp. (Banks)	1,939	106,645
Baxter International, Inc. (Health Care Equipment & Supplies)	148	2,828
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	83	16,108
Berkshire Hathaway, Inc.*—Class B (Financial Services)	529	265,901
Best Buy Co., Inc. (Specialty Retail)	56	3,748
Biogen, Inc.* (Biotechnology)	42	7,392
Bio-Techne Corp. (Life Sciences Tools & Services)	45	2,646
BlackRock, Inc. (Capital Markets)	42	44,954
Blackstone, Inc. (Capital Markets)	213	32,832
Block, Inc.* (Financial Services)	158	10,284
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	9	48,198
Boston Properties, Inc. (Office REITs)	43	2,902
Boston Scientific Corp.* (Health Care Equipment & Supplies)	428	40,810
Bristol-Myers Squibb Co. (Pharmaceuticals)	588	31,717
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,363	471,735
Broadridge Financial Solutions, Inc. (Professional Services)	34	7,588
Brown & Brown, Inc. (Insurance)	85	6,775
Brown-Forman Corp.—Class B (Beverages)	51	1,329
Builders FirstSource, Inc.* (Building Products)	32	3,292
Bunge Global SA (Food Products)	39	3,474
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	34	5,466
Cadence Design Systems, Inc.* (Software)	79	24,694
Camden Property Trust (Residential REITs)	31	3,412
Campbell Soup Co. (Food Products)	57	1,589
Capital One Financial Corp. (Consumer Finance)	184	44,594
Cardinal Health, Inc. (Health Care Providers & Services)	69	14,180
Carnival Corp.* (Hotels, Restaurants & Leisure)	313	9,559
Carrier Global Corp. (Building Products)	229	12,100
Carvana Co.* (Specialty Retail)	41	17,303
Caterpillar, Inc. (Machinery)	135	77,336
Cboe Global Markets, Inc. (Capital Markets)	30	7,530
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	85	13,667

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 119

Common Stocks, continued

	Shares	Value
CDW Corp. (Electronic Equipment, Instruments & Components)	38	$5,176
Cencora, Inc. (Health Care Providers & Services)	56	18,914
Centene Corp.* (Health Care Providers & Services)	135	5,555
CenterPoint Energy, Inc. (Multi-Utilities)	188	7,208
CF Industries Holdings, Inc. (Chemicals)	45	3,480
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	14	2,793
Charter Communications, Inc.*—Class A (Media)	25	5,219
Chevron Corp. (Oil, Gas & Consumable Fuels)	546	83,215
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	382	14,134
Chubb, Ltd. (Insurance)	106	33,085
Church & Dwight Co., Inc. (Household Products)	69	5,786
Cincinnati Financial Corp. (Insurance)	45	7,349
Cintas Corp. (Commercial Services & Supplies)	99	18,619
Cisco Systems, Inc. (Communications Equipment)	1,137	87,584
Citigroup, Inc. (Banks)	516	60,212
Citizens Financial Group, Inc. (Banks)	124	7,243
CME Group, Inc. (Capital Markets)	104	28,400
CMS Energy Corp. (Multi-Utilities)	88	6,154
Cognizant Technology Solutions Corp.—Class A (IT Services)	139	11,537
Coinbase Global, Inc.*—Class A (Capital Markets)	66	14,925
Colgate-Palmolive Co. (Household Products)	233	18,412
Comcast Corp.—Class A (Media)	1,049	31,354
Comfort Systems USA, Inc. (Construction & Engineering)	10	9,333
Conagra Brands, Inc. (Food Products)	138	2,389
ConocoPhillips (Oil, Gas & Consumable Fuels)	357	33,418
Consolidated Edison, Inc. (Multi-Utilities)	104	10,329
Constellation Brands, Inc.—Class A (Beverages)	41	5,656
Constellation Energy Corp. (Electric Utilities)	90	31,794
Copart, Inc.* (Commercial Services & Supplies)	257	10,062
Corning, Inc. (Electronic Equipment, Instruments & Components)	225	19,701
Corpay, Inc.* (Software)	20	6,019
Corteva, Inc. (Chemicals)	195	13,071
CoStar Group, Inc.* (Real Estate Management & Development)	122	8,203
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	128	110,380
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	220	5,790
CRH plc (Construction Materials)	193	24,087
Crowdstrike Holdings, Inc.*—Class A (Software)	72	33,751
Crown Castle International Corp. (Specialized REITs)	126	11,198
CSX Corp. (Ground Transportation)	538	19,503
Cummins, Inc. (Machinery)	40	20,418
CVS Health Corp. (Health Care Providers & Services)	366	29,046
D.R. Horton, Inc. (Household Durables)	79	11,377
Danaher Corp. (Life Sciences Tools & Services)	181	41,435
Common Stocks, continued

	Shares	Value
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	34	$6,257
Datadog, Inc.*—Class A (Software)	94	12,783
DaVita, Inc.* (Health Care Providers & Services)	10	1,136
Dayforce, Inc.* (Professional Services)	46	3,181
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	42	4,354
Deere & Co. (Machinery)	73	33,986
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	87	10,952
Delta Air Lines, Inc. (Passenger Airlines)	187	12,978
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	181	6,630
Dexcom, Inc.* (Health Care Equipment & Supplies)	113	7,500
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	54	8,118
Digital Realty Trust, Inc. (Specialized REITs)	93	14,388
Dollar General Corp. (Consumer Staples Distribution & Retail)	64	8,497
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	55	6,766
Dominion Energy, Inc. (Multi-Utilities)	246	14,413
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	9	3,751
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	108	24,460
Dover Corp. (Machinery)	40	7,810
Dow, Inc. (Chemicals)	205	4,793
DTE Energy Co. (Multi-Utilities)	60	7,739
Duke Energy Corp. (Electric Utilities)	224	26,255
DuPont de Nemours, Inc. (Chemicals)	121	4,864
Eaton Corp. PLC (Electrical Equipment)	112	35,673
eBay, Inc. (Broadline Retail)	130	11,323
Ecolab, Inc. (Chemicals)	74	19,426
Edison International (Electric Utilities)	111	6,662
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	168	14,322
Electronic Arts, Inc. (Entertainment)	65	13,281
Elevance Health, Inc. (Health Care Providers & Services)	64	22,435
Eli Lilly & Co. (Pharmaceuticals)	229	246,103
EMCOR Group, Inc. (Construction & Engineering)	13	7,953
Emerson Electric Co. (Electrical Equipment)	162	21,501
Entergy Corp. (Electric Utilities)	129	11,923
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	157	16,487
EPAM Systems, Inc.* (IT Services)	16	3,278
EQT Corp. (Oil, Gas & Consumable Fuels)	180	9,648
Equifax, Inc. (Professional Services)	35	7,594
Equinix, Inc. (Specialized REITs)	28	21,452
Equity Residential (Residential REITs)	100	6,304
Erie Indemnity Co.—Class A (Insurance)	7	2,007
Essex Property Trust, Inc. (Residential REITs)	19	4,972
Everest Group, Ltd. (Insurance)	12	4,072
Evergy, Inc. (Electric Utilities)	66	4,784
Eversource Energy (Electric Utilities)	108	7,272
Exelon Corp. (Electric Utilities)	292	12,728
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	69	7,615

See accompanying notes to financial statements.

120 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares		Value
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	34		$9,633
Expeditors International of Washington, Inc. (Air Freight & Logistics)	39		5,811
Extra Space Storage, Inc. (Specialized REITs)	61		7,943
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,217		146,453
F5, Inc.* (Communications Equipment)	17		4,339
FactSet Research Systems, Inc. (Capital Markets)	11		3,192
Fair Isaac Corp.* (Software)	7		11,834
Fastenal Co. (Trading Companies & Distributors)	331		13,283
Federal Realty Investment Trust (Retail REITs)	23		2,318
FedEx Corp. (Air Freight & Logistics)	63		18,198
Fidelity National Information Services, Inc. (Financial Services)	149		9,903
Fifth Third Bancorp (Banks)	191		8,941
First Horizon Corp. (Banks)	—	(a)	7
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	31		8,098
FirstEnergy Corp. (Electric Utilities)	150		6,716
Fiserv, Inc.* (Financial Services)	155		10,411
Ford Motor Co. (Automobiles)	1,130		14,826
Fortinet, Inc.* (Software)	182		14,453
Fortive Corp. (Machinery)	92		5,079
Fox Corp.—Class A (Media)	60		4,384
Fox Corp.—Class B (Media)	43		2,792
Franklin Resources, Inc. (Capital Markets)	89		2,126
Freeport-McMoRan, Inc. (Metals & Mining)	414		21,027
Garmin, Ltd. (Household Durables)	47		9,534
Gartner, Inc.* (IT Services)	21		5,298
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	131		10,745
GE Vernova, Inc. (Electrical Equipment)	78		50,979
Gen Digital, Inc. (Software)	162		4,405
Generac Holdings, Inc.* (Electrical Equipment)	17		2,318
General Dynamics Corp. (Aerospace & Defense)	73		24,576
General Electric Co. (Industrial Conglomerates)	304		93,642
General Mills, Inc. (Food Products)	154		7,161
General Motors Co. (Automobiles)	269		21,875
Genuine Parts Co. (Distributors)	40		4,918
Gilead Sciences, Inc. (Biotechnology)	358		43,941
Global Payments, Inc. (Financial Services)	68		5,263
Globe Life, Inc. (Insurance)	23		3,217
GoDaddy, Inc.*—Class A (IT Services)	39		4,839
Halliburton Co. (Energy Equipment & Services)	243		6,867
Hasbro, Inc. (Leisure Products)	38		3,116
HCA Healthcare, Inc. (Health Care Providers & Services)	46		21,476
Healthpeak Properties, Inc. (Health Care REITs)	201		3,232
Henry Schein, Inc.* (Health Care Providers & Services)	29		2,192
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	381		9,152
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	67		19,246
Hologic, Inc.* (Health Care Equipment & Supplies)	64		4,767
Honeywell International, Inc. (Industrial Conglomerates)	183		35,701
Hormel Foods Corp. (Food Products)	84		1,991

Common Stocks, continued

	Shares	Value
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	185	$3,280
Howmet Aerospace, Inc. (Aerospace & Defense)	116	23,782
HP, Inc. (Technology Hardware, Storage & Peripherals)	270	6,016
Hubbell, Inc. (Electrical Equipment)	15	6,662
Humana, Inc. (Health Care Providers & Services)	35	8,965
Huntington Bancshares, Inc. (Banks)	454	7,877
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	11	3,741
IDEX Corp. (Machinery)	22	3,915
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	23	15,560
Illinois Tool Works, Inc. (Machinery)	76	18,719
Incyte Corp.* (Biotechnology)	48	4,741
Ingersoll Rand, Inc. (Machinery)	104	8,239
Insulet Corp.* (Health Care Equipment & Supplies)	20	5,685
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,294	47,749
Interactive Brokers Group, Inc.—Class A (Capital Markets)	129	8,296
Intercontinental Exchange, Inc. (Capital Markets)	165	26,723
International Business Machines Corp. (IT Services)	270	79,976
International Flavors & Fragrances, Inc. (Chemicals)	74	4,987
International Paper Co. (Containers & Packaging)	152	5,988
Intuit, Inc. (Software)	80	52,994
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	102	57,768
Invesco, Ltd. (Capital Markets)	128	3,363
Invitation Homes, Inc. (Residential REITs)	163	4,530
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	49	11,045
Iron Mountain, Inc. (Specialized REITs)	85	7,051
J.B. Hunt Transport Services, Inc. (Ground Transportation)	22	4,275
Jabil, Inc. (Electronic Equipment, Instruments & Components)	31	7,069
Jack Henry & Associates, Inc. (Financial Services)	21	3,832
Jacobs Solutions, Inc. (Professional Services)	35	4,636
Johnson & Johnson (Pharmaceuticals)	695	143,830
Johnson Controls International PLC (Building Products)	176	21,076
JPMorgan Chase & Co. (Banks)	786	253,265
Kenvue, Inc.* (Personal Care Products)	553	9,539
Keurig Dr Pepper, Inc. (Beverages)	392	10,980
KeyCorp (Banks)	268	5,532
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	50	10,160
Kimberly-Clark Corp. (Household Products)	96	9,685
Kimco Realty Corp. (Retail REITs)	195	3,953
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	565	15,532
KKR & Co., Inc. (Capital Markets)	198	25,241
KLA Corp. (Semiconductors & Semiconductor Equipment)	38	46,173

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 121

Common Stocks, continued

	Shares	Value
L3Harris Technologies, Inc. (Aerospace & Defense)	54	$15,853
Labcorp Holdings, Inc. (Health Care Providers & Services)	24	6,021
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	363	62,139
Lamb Weston Holdings, Inc. (Food Products)	40	1,676
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	88	5,728
Leidos Holdings, Inc. (Professional Services)	37	6,675
Lennar Corp.—Class A (Household Durables)	62	6,374
Lennox International, Inc. (Building Products)	9	4,370
Linde PLC (Chemicals)	135	57,564
Live Nation Entertainment, Inc.* (Entertainment)	46	6,555
Lockheed Martin Corp. (Aerospace & Defense)	59	28,537
Loews Corp. (Insurance)	49	5,160
Lowe's Cos., Inc. (Specialty Retail)	162	39,068
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	31	6,442
LyondellBasell Industries N.V.—Class A (Chemicals)	74	3,204
M&T Bank Corp. (Banks)	44	8,865
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	87	14,149
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	64	19,934
Marsh & McLennan Cos., Inc. (Insurance)	141	26,158
Martin Marietta Materials, Inc. (Construction Materials)	17	10,585
Masco Corp. (Building Products)	60	3,808
MasterCard, Inc.—Class A (Financial Services)	237	135,299
Match Group, Inc. (Interactive Media & Services)	68	2,196
McCormick & Co., Inc. (Food Products)	73	4,972
McDonald's Corp. (Hotels, Restaurants & Leisure)	206	62,959
McKesson Corp. (Health Care Providers & Services)	36	29,530
Medtronic PLC (Health Care Equipment & Supplies)	370	35,542
Merck & Co., Inc. (Pharmaceuticals)	716	75,366
Meta Platforms, Inc.—Class A (Interactive Media & Services)	629	415,197
MetLife, Inc. (Insurance)	160	12,630
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6	8,365
MGM Resorts International (Hotels, Restaurants & Leisure)	59	2,153
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	156	9,940
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	324	92,473
Microsoft Corp. (Software)	2,145	1,037,365
Mid-America Apartment Communities, Inc. (Residential REITs)	34	4,723
Moderna, Inc.* (Biotechnology)	100	2,949
Molina Healthcare, Inc.* (Health Care Providers & Services)	15	2,603
Molson Coors Beverage Co.—Class B (Beverages)	49	2,287

Common Stocks, continued

	Shares	Value
Mondelez International, Inc.—Class A (Food Products)	372	$20,024
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	14	12,689
Monster Beverage Corp.* (Beverages)	206	15,794
Moody's Corp. (Capital Markets)	44	22,477
Morgan Stanley (Capital Markets)	349	61,958
Motorola Solutions, Inc. (Communications Equipment)	48	18,399
MSCI, Inc. (Capital Markets)	22	12,622
Nasdaq, Inc. (Capital Markets)	130	12,627
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	58	6,211
Netflix, Inc.* (Entertainment)	1,223	114,668
Newmont Corp. (Metals & Mining)	315	31,453
News Corp.—Class A (Media)	108	2,821
News Corp.—Class B (Media)	36	1,067
NextEra Energy, Inc. (Electric Utilities)	601	48,249
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	343	21,853
NiSource, Inc. (Multi-Utilities)	138	5,763
Nordson Corp. (Machinery)	15	3,606
Norfolk Southern Corp. (Ground Transportation)	65	18,767
Northern Trust Corp. (Capital Markets)	55	7,512
Northrop Grumman Corp. (Aerospace & Defense)	39	22,238
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	131	2,924
NRG Energy, Inc. (Electric Utilities)	55	8,758
Nucor Corp. (Metals & Mining)	66	10,765
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,014	1,308,112
NVR, Inc.* (Household Durables)	1	7,293
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	73	15,845
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	208	8,553
Old Dominion Freight Line, Inc. (Ground Transportation)	53	8,310
Omnicom Group, Inc. (Media)	92	7,429
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	116	6,281
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	182	13,377
Oracle Corp. (Software)	485	94,531
O'Reilly Automotive, Inc.* (Specialty Retail)	244	22,255
Otis Worldwide Corp. (Machinery)	112	9,783
PACCAR, Inc. (Machinery)	152	16,646
Packaging Corp. of America (Containers & Packaging)	26	5,362
Palantir Technologies, Inc.*—Class A (Software)	659	117,137
Palo Alto Networks, Inc.* (Software)	197	36,287
Paramount Skydance Corp.*—Class B (Media)	90	1,206
Parker-Hannifin Corp. (Machinery)	36	31,643
Paychex, Inc. (Professional Services)	93	10,433
Paycom Software, Inc. (Professional Services)	14	2,231
PayPal Holdings, Inc.* (Financial Services)	270	15,763
Pentair PLC (Machinery)	47	4,895
PepsiCo, Inc. (Beverages)	395	56,691
Pfizer, Inc. (Pharmaceuticals)	1,641	40,861
PG&E Corp. (Electric Utilities)	634	10,188

See accompanying notes to financial statements.

122 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Philip Morris International, Inc. (Tobacco)	449	$72,020
Phillips 66 (Oil, Gas & Consumable Fuels)	116	14,969
Pinnacle West Capital Corp. (Electric Utilities)	35	3,105
PNC Financial Services Group, Inc. (Banks)	113	23,586
Pool Corp. (Distributors)	9	2,059
PPG Industries, Inc. (Chemicals)	65	6,660
PPL Corp. (Electric Utilities)	214	7,494
Principal Financial Group, Inc. (Insurance)	58	5,116
Prologis, Inc. (Industrial REITs)	268	34,213
Prudential Financial, Inc. (Insurance)	101	11,401
PTC, Inc.* (Software)	35	6,097
Public Service Enterprise Group, Inc. (Multi-Utilities)	144	11,563
Public Storage (Specialized REITs)	46	11,937
PulteGroup, Inc. (Household Durables)	56	6,567
Qnity Electronics, Inc.* (Semiconductors & Semiconductor Equipment)	60	4,899
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	309	52,854
Quanta Services, Inc. (Construction & Engineering)	43	18,149
Quest Diagnostics, Inc. (Health Care Providers & Services)	32	5,553
Ralliant Corp.* (Electrical Equipment)	1	51
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	11	3,890
Raymond James Financial, Inc. (Capital Markets)	51	8,190
Raytheon Technologies Corp. (Aerospace & Defense)	387	70,975
Realty Income Corp. (Retail REITs)	266	14,994
Regency Centers Corp. (Retail REITs)	48	3,313
Regeneron Pharmaceuticals, Inc. (Biotechnology)	29	22,384
Regions Financial Corp. (Banks)	253	6,856
Republic Services, Inc. (Commercial Services & Supplies)	58	12,292
ResMed, Inc. (Health Care Equipment & Supplies)	42	10,117
Revvity, Inc. (Life Sciences Tools & Services)	33	3,193
Robinhood Markets, Inc.*—Class A (Capital Markets)	227	25,674
Rockwell Automation, Inc. (Electrical Equipment)	32	12,450
Rollins, Inc. (Commercial Services & Supplies)	85	5,102
Roper Technologies, Inc. (Software)	31	13,799
Ross Stores, Inc. (Specialty Retail)	94	16,933
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	73	20,361
S&P Global, Inc. (Capital Markets)	89	46,511
Salesforce, Inc. (Software)	275	72,850
Sandisk Corp.* (Semiconductors)	40	9,495
SBA Communications Corp.—Class A (Specialized REITs)	31	5,996
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	63	17,349
Sempra (Multi-Utilities)	188	16,599
ServiceNow, Inc.* (Software)	299	45,804
Simon Property Group, Inc. (Retail REITs)	94	17,401
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	43	2,727
SLB, Ltd. (Energy Equipment & Services)	431	16,542

Common Stocks, continued

	Shares	Value
Smurfit WestRock PLC (Containers & Packaging)	151	$5,839
Snap-on, Inc. (Machinery)	15	5,169
Solventum Corp.* (Health Care Equipment & Supplies)	43	3,407
Southwest Airlines Co. (Passenger Airlines)	149	6,158
Stanley Black & Decker, Inc. (Machinery)	45	3,343
Starbucks Corp. (Hotels, Restaurants & Leisure)	328	27,621
State Street Corp. (Capital Markets)	81	10,450
Steel Dynamics, Inc. (Metals & Mining)	40	6,778
STERIS PLC (Health Care Equipment & Supplies)	28	7,099
Stryker Corp. (Health Care Equipment & Supplies)	99	34,796
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	145	4,244
Synchrony Financial (Consumer Finance)	104	8,677
Synopsys, Inc.* (Software)	55	25,835
Sysco Corp. (Consumer Staples Distribution & Retail)	138	10,169
T. Rowe Price Group, Inc. (Capital Markets)	63	6,450
Take-Two Interactive Software, Inc.* (Entertainment)	50	12,802
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	59	7,538
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	62	11,439
Target Corp. (Consumer Staples Distribution & Retail)	131	12,805
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	85	19,338
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	14	7,150
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	45	8,710
Tesla, Inc.* (Automobiles)	811	364,723
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	262	45,454
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	18	5,170
Textron, Inc. (Aerospace & Defense)	51	4,446
The AES Corp. (Independent Power/Renewable Electricity Producers)	206	2,954
The Bank of New York Mellon Corp. (Capital Markets)	201	23,334
The Boeing Co.* (Aerospace & Defense)	226	49,069
The Charles Schwab Corp. (Capital Markets)	482	48,157
The Cigna Group (Health Care Providers & Services)	77	21,193
The Clorox Co. (Household Products)	35	3,529
The Coca-Cola Co. (Beverages)	1,117	78,090
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	57	4,672
The Estee Lauder Cos., Inc. (Personal Care Products)	71	7,435
The Goldman Sachs Group, Inc. (Capital Markets)	87	76,474
The Hartford Financial Services Group, Inc. (Insurance)	80	11,024
The Hershey Co. (Food Products)	43	7,825
The Home Depot, Inc. (Specialty Retail)	287	98,756
The J.M. Smucker Co. (Food Products)	31	3,032
The Kraft Heinz Co. (Food Products)	246	5,966

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 123

Common Stocks, continued

	Shares	Value
The Kroger Co. (Consumer Staples Distribution & Retail)	176	$10,996
The Mosaic Co. (Chemicals)	92	2,216
The Procter & Gamble Co. (Household Products)	674	96,591
The Progressive Corp. (Insurance)	169	38,484
The Sherwin-Williams Co. (Chemicals)	67	21,710
The Southern Co. (Electric Utilities)	318	27,730
The TJX Cos., Inc. (Specialty Retail)	321	49,309
The Trade Desk, Inc.*—Class A (Media)	127	4,821
The Travelers Cos., Inc. (Insurance)	64	18,564
The Walt Disney Co. (Entertainment)	515	58,592
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	353	21,219
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	108	62,580
TKO Group Holdings, Inc. (Entertainment)	19	3,971
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	139	28,223
Tractor Supply Co. (Specialty Retail)	153	7,652
Trane Technologies PLC (Building Products)	64	24,909
TransDigm Group, Inc.* (Aerospace & Defense)	16	21,278
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	69	5,406
Truist Financial Corp. (Banks)	369	18,158
Tyler Technologies, Inc.* (Software)	12	5,447
Tyson Foods, Inc.—Class A (Food Products)	82	4,807
U.S. Bancorp (Banks)	449	23,959
Uber Technologies, Inc.* (Ground Transportation)	600	49,026
UDR, Inc. (Residential REITs)	87	3,191
Ulta Beauty, Inc.* (Specialty Retail)	13	7,865
Union Pacific Corp. (Ground Transportation)	171	39,556
United Airlines Holdings, Inc.* (Passenger Airlines)	93	10,399
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	213	21,128
United Rentals, Inc. (Trading Companies & Distributors)	18	14,567
UnitedHealth Group, Inc. (Health Care Providers & Services)	261	86,158
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	16	3,488
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	88	14,326
Ventas, Inc. (Health Care REITs)	136	10,524
Veralto Corp.* (Commercial Services & Supplies)	72	7,184
VeriSign, Inc. (IT Services)	24	5,831
Verisk Analytics, Inc. (Professional Services)	40	8,948
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,217	49,568
Vertex Pharmaceuticals, Inc.* (Biotechnology)	73	33,095
Viatris, Inc. (Pharmaceuticals)	332	4,133
VICI Properties, Inc. (Specialized REITs)	309	8,689
Visa, Inc.—Class A (Financial Services)	487	170,796
Vistra Corp. (Independent Power/Renewable Electricity Producers)	92	14,842
Vulcan Materials Co. (Construction Materials)	38	10,838
W.R. Berkley Corp. (Insurance)	87	6,100
W.W. Grainger, Inc. (Trading Companies & Distributors)	13	13,118
Wabtec Corp. (Machinery)	49	10,459

Common Stocks, continued

	Shares	Value
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,266	$141,045
Warner Bros. Discovery, Inc.* (Entertainment)	715	20,606
Waste Management, Inc. (Commercial Services & Supplies)	107	23,508
Waters Corp.* (Life Sciences Tools & Services)	17	6,457
WEC Energy Group, Inc. (Multi-Utilities)	94	9,913
Wells Fargo & Co. (Banks)	906	84,439
Welltower, Inc. (Health Care REITs)	198	36,751
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	21	5,778
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	99	17,055
Weyerhaeuser Co. (Specialized REITs)	208	4,928
Williams-Sonoma, Inc. (Specialty Retail)	35	6,251
Willis Towers Watson PLC (Insurance)	28	9,201
Workday, Inc.*—Class A (Software)	63	13,531
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	24	2,888
Xcel Energy, Inc. (Electric Utilities)	171	12,630
Xylem, Inc. (Machinery)	70	9,533
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	80	12,102
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	15	3,642
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	57	5,125
Zoetis, Inc. (Pharmaceuticals)	127	15,979
TOTAL COMMON STOCKS (Cost $4,908,631)		16,867,151

Repurchase Agreements(b)(c) (26.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $5,924,196	$5,923,000	$5,923,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,923,000)		5,923,000
TOTAL INVESTMENT SECURITIES (Cost $10,831,631)—100.3%		22,790,151
Net other assets (liabilities)—(0.3)%		(76,040)
NET ASSETS—100.0%		$22,714,111

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $3,312,000.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

124 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: December 31, 2025

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	9	3/23/26	$3,101,625	$(25,895)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	1/27/26	4.39%	$12,386,932	$(114,637)
SPDR S&P 500 ETF	Goldman Sachs International	1/27/26	4.30%	2,614,418	(23,366)
				$15,001,350	$(138,003)
S&P 500	UBS AG	1/27/26	4.44%	$6,551,144	$(58,753)
SPDR S&P 500 ETF	UBS AG	1/27/26	4.44%	3,900,688	(34,894)
				$10,451,832	$(93,647)
				$25,453,182	$(231,650)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 125

ProFund VP UltraBull invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$277,557	1.2%
Air Freight & Logistics	50,603	0.2%
Automobile Components	4,718	NM
Automobiles	401,424	1.8%
Banks	615,585	2.7%
Beverages	170,827	0.8%
Biotechnology	281,765	1.2%
Broadline Retail	659,465	2.8%
Building Products	75,743	0.3%
Capital Markets	582,793	2.6%
Chemicals	162,593	0.8%
Commercial Services & Supplies	76,767	0.3%
Communications Equipment	149,369	0.7%
Construction & Engineering	35,435	0.2%
Construction Materials	45,510	0.2%
Consumer Finance	110,613	0.5%
Consumer Staples Distribution & Retail	300,658	1.3%
Containers & Packaging	30,823	0.1%
Distributors	6,977	NM
Diversified Telecommunication Services	100,391	0.4%
Electric Utilities	248,972	1.2%
Electrical Equipment	143,184	0.6%
Electronic Equipment, Instruments & Components	125,346	0.6%
Energy Equipment & Services	36,388	0.2%
Entertainment	230,475	1.0%
Financial Services	646,850	2.8%
Food Products	72,896	0.3%
Gas Utilities	7,711	NM
Ground Transportation	139,437	0.6%
Health Care Equipment & Supplies	342,713	1.5%
Health Care Providers & Services	278,445	1.2%
Health Care REITs	50,507	0.2%
Hotel & Resort REITs	3,280	NM
Hotels, Restaurants & Leisure	308,602	1.4%
Household Durables	41,145	0.2%
Household Products	134,003	0.6%
Independent Power/Renewable Electricity Producers	17,796	0.1%
Industrial Conglomerates	153,838	0.7%
Industrial REITs	34,213	0.2%
	Value	% of Net Assets
Insurance	$298,882	1.3%
Interactive Media & Services	1,364,039	6.1%
IT Services	162,450	0.7%
Leisure Products	3,116	NM
Life Sciences Tools & Services	155,450	0.7%
Machinery	270,579	1.2%
Media	61,093	0.3%
Metals & Mining	70,023	0.3%
Multi-Utilities	97,470	0.4%
Office REITs	5,104	NM
Oil, Gas & Consumable Fuels	438,603	1.9%
Passenger Airlines	29,535	0.1%
Personal Care Products	16,974	0.1%
Pharmaceuticals	557,989	2.5%
Professional Services	81,382	0.4%
Real Estate Management & Development	21,870	0.1%
Residential REITs	34,566	0.2%
Retail REITs	41,979	0.2%
Semiconductors	9,495	NM
Semiconductors & Semiconductor Equipment	2,394,151	10.5%
Software	1,742,580	7.6%
Specialized REITs	117,284	0.5%
Specialty Retail	286,098	1.3%
Technology Hardware, Storage & Peripherals	1,230,461	5.4%
Textiles, Apparel & Luxury Goods	44,077	0.2%
Tobacco	99,985	0.4%
Trading Companies & Distributors	40,968	0.2%
Water Utilities	7,308	NM
Wireless Telecommunication Services	28,223	0.1%
Other**	5,846,960	25.8%
Total	$22,714,111	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

126 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (69.9%)

	Shares	Value
AAON, Inc. (Building Products)	138	$10,523
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	96	12,084
Acuity, Inc. (Electrical Equipment)	62	22,322
Advanced Drainage Systems, Inc. (Building Products)	145	21,000
AECOM (Construction & Engineering)	269	25,644
AeroVironment, Inc.* (Aerospace & Defense)	65	15,723
Affiliated Managers Group, Inc. (Capital Markets)	57	16,432
AGCO Corp. (Machinery)	126	13,144
Agree Realty Corp. (Retail REITs)	233	16,783
Alaska Air Group, Inc.* (Passenger Airlines)	236	11,871
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	804	13,805
Alcoa Corp. (Metals & Mining)	526	27,952
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	252	6,648
Ally Financial, Inc. (Consumer Finance)	570	25,815
American Airlines Group, Inc.* (Passenger Airlines)	1,342	20,573
American Financial Group, Inc. (Insurance)	141	19,272
American Homes 4 Rent—Class A (Residential REITs)	663	21,282
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	231	9,120
Annaly Capital Management, Inc. (Mortgage REITs)	1,389	31,058
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	678	12,062
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	596	20,538
API Group Corp.* (Industrial Support Services)	753	28,810
Appfolio, Inc.*—Class A (Software)	47	10,935
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	77	19,771
AptarGroup, Inc. (Containers & Packaging)	133	16,221
Aramark (Hotels, Restaurants & Leisure)	534	19,684
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	105	11,569
ASGN, Inc.* (IT Services)	87	4,191
Ashland, Inc. (Chemicals)	93	5,456
Associated Banc-Corp. (Banks)	332	8,552
ATI, Inc. (Metals & Mining)	276	31,674
Autoliv, Inc. (Automobile Components)	142	16,855
AutoNation, Inc.* (Specialty Retail)	56	11,563
Avantor, Inc.* (Life Sciences Tools & Services)	1,386	15,884
Avient Corp. (Chemicals)	186	5,811
Avis Budget Group, Inc.*(a) (Ground Transportation)	34	4,363
Avnet, Inc. (Electronic Equipment, Instruments & Components)	165	7,933
Axalta Coating Systems, Ltd.* (Chemicals)	434	14,023
Bank OZK (Banks)	215	9,894
Bath & Body Works, Inc. (Retail—Discretionary)	419	8,414
Belden, Inc. (Electronic Equipment, Instruments & Components)	80	9,324
BellRing Brands, Inc.* (Personal Care Products)	256	6,843
Bentley Systems, Inc.—Class B (Software)	303	11,564
BILL Holdings, Inc.* (Software)	181	9,872
BioMarin Pharmaceutical, Inc.* (Biotechnology)	391	23,237

Common Stocks, continued

	Shares	Value
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	37	$11,211
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	268	24,128
Black Hills Corp. (Multi-Utilities)	153	10,621
Blackbaud, Inc. (Software)	75	4,749
Booz Allen Hamilton Holding Corporation (Professional Services)	247	20,837
BorgWarner, Inc. (Automobile Components)	435	19,601
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	118	10,058
Brighthouse Financial, Inc.* (Insurance)	116	7,516
Brixmor Property Group, Inc. (Retail REITs)	622	16,309
Bruker Corp.* (Life Sciences Tools & Services)	225	10,600
Brunswick Corp. (Leisure Products)	132	9,800
Burlington Stores, Inc.* (Specialty Retail)	127	36,683
BWX Technologies, Inc. (Aerospace & Defense)	186	32,148
Cabot Corp. (Chemicals)	108	7,158
CACI International, Inc.*—Class A (Professional Services)	45	23,976
Cadence Bank (Banks)	379	16,236
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	242	5,905
Carlisle Cos., Inc. (Building Products)	85	27,189
Carpenter Technology Corp. (Metals & Mining)	101	31,799
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	76	42,006
Cava Group, Inc.* (Leisure Facilities & Services)	203	11,914
Celsius Holdings, Inc.* (Beverages)	325	14,866
Chart Industries, Inc.* (Machinery)	90	18,561
Chemed Corp. (Health Care Providers & Services)	29	12,408
Chewy, Inc.*—Class A (Specialty Retail)	458	15,137
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	42	4,001
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	116	10,753
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	135	15,360
Ciena Corp.* (Communications Equipment)	287	67,121
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	104	12,324
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	156	4,226
Clean Harbors, Inc.* (Commercial Services & Supplies)	102	23,917
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,158	15,378
CNH Industrial N.V. (Machinery)	1,799	16,587
CNO Financial Group, Inc. (Insurance)	194	8,239
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	274	10,075
Coca-Cola Consolidated, Inc. (Beverages)	115	17,629
Cognex Corp. (Electronic Equipment, Instruments & Components)	341	12,269
Coherent Corp.* (Electronic Equipment, Instruments & Components)	319	58,879
Columbia Banking System, Inc. (Banks)	608	16,994
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	51	2,810
Comerica, Inc. (Banks)	260	22,602
Commerce Bancshares, Inc. (Banks)	264	13,802

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 127

Common Stocks, continued

	Shares		Value
Commercial Metals Co. (Metals & Mining)	226		$15,644
CommVault Systems, Inc.* (Software)	90		11,282
Concentrix Corp. (Professional Services)	90		3,742
COPT Defense Properties (Office REITs)	230		6,394
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	388		20,164
Corebridge Financial, Inc (Financial Services)	543		16,382
Coty, Inc.—Class A (Personal Care Products)	747		2,301
Cousins Properties, Inc. (Office REITs)	341		8,791
Crane Co. (Machinery)	100		18,443
Crane NXT Co. (Electronic Equipment, Instruments & Components)	100		4,707
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	106		9,065
Crown Holdings, Inc. (Containers & Packaging)	232		23,888
CubeSmart (Specialized REITs)	464		16,727
Cullen/Frost Bankers, Inc. (Banks)	130		16,462
Curtiss-Wright Corp. (Aerospace & Defense)	75		41,344
Cytokinetics, Inc.* (Biotechnology)	245		15,567
Darling Ingredients, Inc.* (Food Products)	322		11,592
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	406		4,641
Dick's Sporting Goods, Inc. (Specialty Retail)	134		26,528
DocuSign, Inc.* (Software)	408		27,907
Dolby Laboratories, Inc.*—Class A (Software)	124		7,963
Donaldson Co., Inc. (Machinery)	235		20,835
Doximity, Inc.*—Class A (Health Care Technology)	279		12,354
Dropbox, Inc.*—Class A (Software)	355		9,869
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	207		24,775
Duolingo, Inc.* (Diversified Consumer Services)	81		14,216
Dycom Industries, Inc.* (Construction & Engineering)	59		19,936
Dynatrace, Inc.* (Software)	613		26,567
Eagle Materials, Inc. (Construction Materials)	65		13,434
East West Bancorp, Inc. (Banks)	280		31,470
EastGroup Properties, Inc. (Industrial REITs)	108		19,238
EchoStar Corp.*—Class A (Media)	274		29,784
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,010		22,856
elf Beauty, Inc.* (Personal Care Products)	121		9,200
Encompass Health Corp. (Health Care Providers & Services)	205		21,759
EnerSys (Electrical Equipment)	75		11,006
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	308		25,948
Envista Holdings Corp.* (Health Care Equipment & Supplies)	334		7,251
EPR Properties (Specialized REITs)	155		7,735
Equitable Holdings, Inc. (Financial Services)	582		27,731
Equity LifeStyle Properties, Inc. (Residential REITs)	394		23,880
Esab Corp. (Machinery)	116		12,960
Essent Group, Ltd. (Financial Services)	197		12,807
Essential Utilities, Inc. (Water Utilities)	575		22,057
Euronet Worldwide, Inc.* (Financial Services)	79		6,013
Evercore, Inc. (Capital Markets)	79		26,879
Exelixis, Inc.* (Biotechnology)	545		23,887
ExlService Holdings, Inc.* (Professional Services)	323		13,708
Exponent, Inc. (Professional Services)	101		7,015
F&G Annuities & Life, Inc. (Insurance)	—	(b)	10

Common Stocks, continued

	Shares	Value
F.N.B. Corp. (Banks)	728	$12,449
Fabrinet* (Electronic Equipment, Instruments & Components)	73	33,235
Federated Hermes, Inc.—Class B (Capital Markets)	150	7,811
Fidelity National Financial, Inc. (Insurance)	518	28,279
First American Financial Corp. (Insurance)	207	12,718
First Financial Bankshares, Inc. (Banks)	265	7,916
First Horizon Corp. (Banks)	1,001	23,924
First Industrial Realty Trust, Inc. (Industrial REITs)	269	15,406
FirstCash Holdings, Inc. (Consumer Finance)	79	12,591
Five Below, Inc.* (Specialty Retail)	112	21,096
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	752	45,436
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	219	13,335
Flowers Foods, Inc. (Food Products)	429	4,668
Flowserve Corp. (Machinery)	258	17,900
Fluor Corp. (Construction & Engineering)	328	12,999
Fortune Brands Innovations, Inc. (Building Products)	244	12,205
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	509	19,378
FTI Consulting, Inc.* (Professional Services)	62	10,591
GameStop Corp.—Class A (Specialty Retail)	838	16,827
Gaming and Leisure Properties, Inc. (Specialized REITs)	575	25,697
GATX Corp. (Trading Companies & Distributors)	73	12,381
Genpact, Ltd. (Professional Services)	326	15,250
Gentex Corp. (Automobile Components)	445	10,355
Glacier Bancorp, Inc. (Banks)	262	11,541
Globus Medical, Inc.* (Health Care Equipment & Supplies)	226	19,732
Graco, Inc. (Machinery)	337	27,624
Graham Holdings Co.—Class B (Diversified Consumer Services)	7	7,690
Grand Canyon Education, Inc.* (Diversified Consumer Services)	56	9,313
Graphic Packaging Holding Co. (Containers & Packaging)	600	9,036
Greif, Inc.—Class A (Containers & Packaging)	53	3,588
Guidewire Software, Inc.* (Software)	173	34,775
GXO Logistics, Inc.* (Air Freight & Logistics)	233	12,265
H&R Block, Inc. (Diversified Consumer Services)	257	11,200
Haemonetics Corp.* (Health Care Equipment & Supplies)	95	7,614
Halozyme Therapeutics, Inc.* (Biotechnology)	239	16,085
Hamilton Lane, Inc.—Class A (Capital Markets)	83	11,148
Hancock Whitney Corp. (Banks)	170	10,826
Harley-Davidson, Inc. (Automobiles)	240	4,918
Healthcare Realty Trust, Inc. (Health Care REITs)	715	12,119
HealthEquity, Inc.* (Health Care Providers & Services)	175	16,032
Hecla Mining Co. (Metals & Mining)	1,362	26,137
Hexcel Corp. (Aerospace & Defense)	162	11,972
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	318	14,653
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	122	5,460
Hims & Hers Health, Inc.* (Health Care Providers & Services)	423	13,735

See accompanying notes to financial statements.

128 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Home BancShares, Inc. (Banks)	372	$10,334
Houlihan Lokey, Inc. (Capital Markets)	111	19,335
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	85	13,627
IDACORP, Inc. (Electric Utilities)	110	13,922
Illumina, Inc.* (Life Sciences Tools & Services)	311	40,790
Independence Realty Trust, Inc. (Residential REITs)	485	8,478
Ingredion, Inc. (Food Products)	129	14,223
International Bancshares Corp. (Banks)	110	7,308
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	51	3,652
ITT, Inc. (Machinery)	173	30,016
Janus Henderson Group PLC (Capital Markets)	251	11,940
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	124	21,080
Jefferies Financial Group, Inc. (Capital Markets)	335	20,760
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	96	32,301
KB Home (Household Durables)	132	7,446
KBR, Inc. (Professional Services)	258	10,372
Kemper Corp. (Insurance)	119	4,824
Kilroy Realty Corp. (Office REITs)	221	8,259
Kinsale Capital Group, Inc. (Insurance)	45	17,600
Kirby Corp.* (Marine Transportation)	110	12,120
Kite Realty Group Trust (Retail REITs)	440	10,547
Knife River Corp. (Construction Materials)	115	8,090
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	330	17,252
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	343	26,037
Kyndryl Holdings, Inc.* (IT Services)	465	12,350
Lamar Advertising Co.—Class A (Specialized REITs)	177	22,405
Lancaster Colony Corp. (Food Products)	41	6,741
Landstar System, Inc. (Ground Transportation)	70	10,059
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	135	8,984
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	278	20,455
Lear Corp. (Automobile Components)	105	12,033
Lincoln Electric Holdings, Inc. (Machinery)	112	26,840
Lithia Motors, Inc.—Class A (Specialty Retail)	49	16,284
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	51	12,899
LivaNova PLC* (Health Care Equipment & Supplies)	111	6,830
Louisiana-Pacific Corp. (Paper & Forest Products)	129	10,418
Lumentum Holdings, Inc.* (Communications Equipment)	144	53,077
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	130	22,266
Macy's, Inc. (Broadline Retail)	546	12,039
Manhattan Associates, Inc.* (Software)	123	21,317
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	374	16,823
Masimo Corp.* (Health Care Equipment & Supplies)	93	12,096
MasTec, Inc.* (Construction & Engineering)	125	27,171

Common Stocks, continued

	Shares	Value
Matador Resources Co. (Oil, Gas & Consumable Fuels)	237	$10,058
Mattel, Inc.* (Leisure Products)	632	12,539
Maximus, Inc. (Professional Services)	115	9,927
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	45	25,274
MGIC Investment Corp. (Financial Services)	455	13,295
MKS, Inc. (Semiconductors & Semiconductor Equipment)	137	21,893
Morningstar, Inc. (Capital Markets)	48	10,431
MP Materials Corp.* (Metals & Mining)	274	13,842
MSA Safety, Inc. (Commercial Services & Supplies)	75	12,011
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	93	7,821
Mueller Industries, Inc. (Machinery)	226	25,945
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	273	8,531
Murphy USA, Inc. (Specialty Retail)	35	14,123
National Fuel Gas Co. (Gas Utilities)	184	14,731
National Storage Affiliates Trust (Specialized REITs)	144	4,062
Neurocrine Biosciences, Inc.* (Biotechnology)	203	28,792
New Jersey Resources Corp. (Gas Utilities)	204	9,408
New York Community Bancorp, Inc. (Banks)	609	7,667
NewMarket Corp. (Chemicals)	16	10,996
Nexstar Media Group, Inc. (Media)	58	11,777
NEXTracker, Inc.*—Class A (Electrical Equipment)	302	26,307
NNN REIT, Inc. (Retail REITs)	386	15,297
NorthWestern Energy Group, Inc. (Multi-Utilities)	125	8,068
NOV, Inc. (Energy Equipment & Services)	742	11,597
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	73	8,686
Nutanix, Inc.*—Class A (Software)	550	28,430
nVent Electric PLC (Electrical Equipment)	328	33,446
OGE Energy Corp. (Electric Utilities)	410	17,507
Okta, Inc.* (IT Services)	342	29,573
Old National Bancorp (Banks)	707	15,773
Old Republic International Corp. (Insurance)	463	21,131
Olin Corp. (Chemicals)	232	4,833
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	125	13,702
Omega Healthcare Investors, Inc. (Health Care REITs)	601	26,648
ONE Gas, Inc. (Gas Utilities)	122	9,425
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	100	15,786
Option Care Health, Inc.* (Health Care Providers & Services)	323	10,291
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	124	13,698
Oshkosh Corp. (Machinery)	129	16,206
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	515	20,183
Owens Corning (Building Products)	167	18,689
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	406	4,247
Parsons Corp.* (Professional Services)	108	6,674
Paylocity Holding Corp.* (Professional Services)	90	13,725
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	167	4,529
See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 129

Common Stocks, continued

	Shares	Value
Pegasystems, Inc. (Software)	186	$11,108
Penske Automotive Group, Inc. (Specialty Retail)	37	5,857
Penumbra, Inc.* (Health Care Equipment & Supplies)	80	24,872
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	319	28,684
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,412	19,810
Pilgrim's Pride Corp.* (Food Products)	87	3,392
Pinnacle Financial Partners, Inc. (Banks)	303	28,910
Pinterest, Inc.*—Class A (Interactive Media & Services)	1,211	31,352
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	169	18,331
Polaris, Inc. (Leisure Products)	109	6,894
Portland General Electric Co. (Electric Utilities)	229	10,990
Post Holdings, Inc.* (Food Products)	97	9,608
PotlatchDeltic Corp. (Specialized REITs)	145	5,768
Primerica, Inc. (Insurance)	65	16,793
Prosperity Bancshares, Inc. (Banks)	193	13,338
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	635	42,551
PVH Corp. (Textiles, Apparel & Luxury Goods)	98	6,568
Qualys, Inc.* (Software)	73	9,702
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	219	20,124
Range Resources Corp. (Oil, Gas & Consumable Fuels)	482	16,995
Rayonier, Inc. (Specialized REITs)	302	6,538
Rb Global, Inc.* (Commercial Services & Supplies)	377	38,782
RBC Bearings, Inc.* (Machinery)	64	28,699
Regal Rexnord Corp. (Electrical Equipment)	135	18,943
Reinsurance Group of America, Inc. (Insurance)	134	27,264
Reliance, Inc. (Metals & Mining)	106	30,620
RenaissanceRe Holdings, Ltd. (Insurance)	94	26,429
Repligen Corp.* (Life Sciences Tools & Services)	108	17,697
Rexford Industrial Realty, Inc. (Industrial REITs)	472	18,276
RH* (Specialty Retail)	31	5,554
RLI Corp. (Insurance)	187	11,964
Roivant Sciences, Ltd.* (Biotechnology)	891	19,335
Royal Gold, Inc. (Metals & Mining)	165	36,678
RPM International, Inc. (Chemicals)	261	27,143
Ryan Specialty Holdings, Inc.* (Insurance)	230	11,875
Ryder System, Inc. (Ground Transportation)	82	15,694
Sabra Health Care REIT, Inc. (Health Care REITs)	507	9,603
Saia, Inc.* (Ground Transportation)	54	17,632
Science Applications International Corp. (Professional Services)	94	9,462
SEI Investments Co. (Capital Markets)	189	15,502
Selective Insurance Group, Inc. (Insurance)	123	10,291
Sensata Technologies Holding PLC (Electrical Equipment)	296	9,854
Service Corp. International (Diversified Consumer Services)	285	22,222
Shift4 Payments, Inc.*—Class A (Financial Services)	137	8,627
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	67	8,757
Siligan Holdings, Inc. (Containers & Packaging)	178	7,186
Simpson Manufacturing Co., Inc. (Building Products)	84	13,563

Common Stocks, continued

	Shares	Value
SLM Corp. (Consumer Finance)	413	$11,176
Sonoco Products Co. (Containers & Packaging)	201	8,772
Sotera Health Co.* (Life Sciences Tools & Services)	422	7,444
SouthState Bank Corp. (Banks)	204	19,198
Southwest Gas Holdings, Inc. (Gas Utilities)	131	10,483
Spire, Inc. (Gas Utilities)	120	9,924
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	198	15,775
SPX Technologies, Inc.* (Machinery)	101	20,206
STAG Industrial, Inc. (Industrial REITs)	380	13,969
Starwood Property Trust, Inc. (Mortgage REITs)	708	12,751
Sterling Infrastructure, Inc.* (Construction & Engineering)	62	18,986
Stifel Financial Corp. (Capital Markets)	207	25,921
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	79	5,848
Talen Energy Corp.* (Electric Utilities)	93	34,859
Taylor Morrison Home Corp.* (Household Durables)	199	11,715
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	154	23,135
TechnipFMC PLC (Energy Equipment & Services)	822	36,629
Tempur Sealy International, Inc. (Household Durables)	427	38,123
Tenet Healthcare Corp.* (Health Care Providers & Services)	179	35,570
Terex Corp. (Machinery)	133	7,100
Tetra Tech, Inc. (Commercial Services & Supplies)	531	17,810
Texas Capital Bancshares, Inc.* (Banks)	93	8,420
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	134	22,245
The Boston Beer Co., Inc.*—Class A (Beverages)	16	3,122
The Brink's Co. (Commercial Services & Supplies)	84	9,805
The Carlyle Group, Inc. (Capital Markets)	528	31,209
The Ensign Group, Inc. (Health Care Providers & Services)	117	20,381
The Gap, Inc. (Specialty Retail)	460	11,776
The Goodyear Tire & Rubber Co.* (Automobile Components)	582	5,098
The Hanover Insurance Group, Inc. (Insurance)	72	13,159
The Middleby Corp.* (Machinery)	94	13,975
The New York Times Co.—Class A (Media)	328	22,770
The Scotts Miracle-Gro Co. (Chemicals)	90	5,252
The Timken Co. (Machinery)	129	10,853
The Toro Co. (Machinery)	199	15,665
Thor Industries, Inc. (Automobiles)	107	10,985
Toll Brothers, Inc. (Household Durables)	196	26,503
TopBuild Corp.* (Household Durables)	57	23,780
TransUnion (Professional Services)	395	33,872
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	131	9,239
Trex Co., Inc.* (Building Products)	218	7,647
Twilio, Inc.*—Class A (Software)	308	43,810
TXNM Energy, Inc. (Electric Utilities)	199	11,717
UFP Industries, Inc. (Building Products)	118	10,744
UGI Corp. (Gas Utilities)	437	16,357
UiPath, Inc.*—Class A (Software)	854	13,997

See accompanying notes to financial statements.

130 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
UL Solutions, Inc.*—Class A (Professional Services)	153	$12,066
UMB Financial Corp. (Banks)	145	16,681
United Bankshares, Inc. (Banks)	285	10,944
United Therapeutics Corp.* (Biotechnology)	88	42,879
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	90	10,510
Unum Group (Insurance)	313	24,258
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	453	34,120
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	73	9,694
Valaris, Ltd.* (Energy Equipment & Services)	132	6,653
Valley National Bancorp (Banks)	975	11,388
Valmont Industries, Inc. (Construction & Engineering)	40	16,093
Valvoline, Inc.* (Specialty Retail)	258	7,497
VF Corp. (Textiles, Apparel & Luxury Goods)	667	12,059
Viper Energy, Inc.—Class A (Oil & Gas Producers)	342	13,211
Visteon Corp. (Automobile Components)	55	5,231
Vontier Corp. (Electronic Equipment, Instruments & Components)	295	10,968
Vornado Realty Trust (Office REITs)	328	10,916
Voya Financial, Inc. (Financial Services)	193	14,377
Warner Music Group Corp.—Class A (Entertainment)	297	9,109
Watsco, Inc. (Trading Companies & Distributors)	71	23,924
Watts Water Technologies, Inc.—Class A (Machinery)	56	15,457
Weatherford International PLC* (Energy Equipment & Services)	146	11,426
Webster Financial Corp. (Banks)	328	20,644
WESCO International, Inc. (Trading Companies & Distributors)	99	24,220
Western Alliance Bancorp (Banks)	210	17,655
Westlake Corp. (Chemicals)	68	5,028
WEX, Inc.* (Financial Services)	70	10,429
Whirlpool Corp.(a) (Household Durables)	114	8,224
Wingstop, Inc. (Hotels, Restaurants & Leisure)	56	13,355
Wintrust Financial Corp. (Banks)	136	19,016
Woodward, Inc. (Aerospace & Defense)	122	36,883
WP Carey, Inc. (Equity REIT—Diversified)	446	28,705
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	154	11,636
XPO, Inc.* (Ground Transportation)	239	32,483
YETI Holdings, Inc.* (Leisure Products)	158	6,979
Zions Bancorp N.A. (Banks)	300	17,562
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	557	5,665
TOTAL COMMON STOCKS (Cost $3,720,452)		6,515,631

Repurchase Agreements(c)(d) (32.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $3,008,608	$3,008,000	$3,008,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,008,000)		3,008,000

Collateral for Securities Loaned(e) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.79%(f)	11,967	$11,967
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $11,967)		11,967
TOTAL INVESTMENT SECURITIES (Cost $6,740,419)—102.3%		9,535,598
Net other assets (liabilities)—(2.3)%		(210,845)
NET ASSETS—100.0%		$9,324,753

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $11,697.

(b)  Number of shares is less than 0.50.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $1,513,000.

(d)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)  Securities were purchased with cash collateral held from securities on loan at December 31, 2025.

(f)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2025.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 131

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P MidCap 400 Futures Contracts	3	3/23/26	$997,560	$(19,377)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	1/27/26	4.29%	$3,337,035	$(53,468)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	1/27/26	4.06%	2,865,959	(39,948)
				$6,202,994	$(93,416)
S&P MidCap 400	UBS AG	1/27/26	4.44%	$4,297,013	$(60,860)
SPDR S&P MidCap 400 ETF	UBS AG	1/27/26	4.44%	637,304	(8,897)
				$4,934,317	$(69,757)
				$11,137,311	$(163,173)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

132 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: December 31, 2025

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$164,107	1.8%
Air Freight & Logistics	12,265	0.1%
Automobile Components	69,173	0.7%
Automobiles	15,903	0.2%
Banks	427,506	4.5%
Beverages	35,617	0.4%
Biotechnology	169,782	1.8%
Broadline Retail	25,741	0.3%
Building Products	121,560	1.3%
Capital Markets	197,368	2.1%
Chemicals	85,700	0.9%
Commercial Services & Supplies	102,325	1.1%
Communications Equipment	120,198	1.3%
Construction & Engineering	120,829	1.3%
Construction Materials	21,524	0.2%
Consumer Finance	49,582	0.5%
Consumer Staples Distribution & Retail	175,341	1.9%
Containers & Packaging	68,691	0.7%
Diversified Consumer Services	64,641	0.7%
Diversified Telecommunication Services	19,378	0.2%
Electric Utilities	88,995	1.0%
Electrical Equipment	121,878	1.3%
Electronic Equipment, Instruments & Components	242,692	2.6%
Energy Equipment & Services	66,305	0.7%
Entertainment	9,109	0.1%
Equity REIT—Diversified	28,705	0.3%
Financial Services	109,661	1.2%
Food Products	50,224	0.5%
Gas Utilities	70,328	0.8%
Ground Transportation	97,483	1.0%
Health Care Equipment & Supplies	92,020	1.0%
Health Care Providers & Services	130,176	1.4%
Health Care REITs	48,370	0.5%
Health Care Technology	12,354	0.1%
Hotel & Resort REITs	4,247	NM
Hotels, Restaurants & Leisure	152,690	1.6%
Household Durables	115,791	1.2%
Independent Power/Renewable Electricity Producers	13,698	0.1%
Industrial REITs	66,889	0.7%
Industrial Support Services	28,810	0.3%
Insurance	261,622	2.8%
	Value	% of Net Assets
Interactive Media & Services	$37,017	0.4%
IT Services	46,114	0.5%
Leisure Facilities & Services	11,914	0.1%
Leisure Products	36,212	0.4%
Life Sciences Tools & Services	128,900	1.4%
Machinery	357,016	3.8%
Marine Transportation	12,120	0.1%
Media	64,331	0.7%
Metals & Mining	229,724	2.6%
Mortgage REITs	43,809	0.5%
Multi-Utilities	18,689	0.2%
Office REITs	34,360	0.4%
Oil & Gas Producers	13,211	0.1%
Oil, Gas & Consumable Fuels	177,188	2.0%
Paper & Forest Products	10,418	0.1%
Passenger Airlines	32,444	0.3%
Personal Care Products	18,344	0.2%
Pharmaceuticals	43,936	0.5%
Professional Services	191,217	2.1%
Real Estate Management & Development	32,301	0.3%
Residential REITs	53,640	0.6%
Retail—Discretionary	8,414	0.1%
Retail REITs	58,936	0.6%
Semiconductors & Semiconductor Equipment	179,679	1.9%
Software	283,847	3.1%
Specialized REITs	88,932	1.0%
Specialty Retail	214,344	2.4%
Technology Hardware, Storage & Peripherals	42,551	0.5%
Textiles, Apparel & Luxury Goods	36,407	0.4%
Trading Companies & Distributors	108,281	1.2%
Water Utilities	22,057	0.2%
Other**	2,809,122	30.1%
Total	$9,324,753	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraNasdaq-100 :: 133

Common Stocks (71.9%)

	Shares	Value
Adobe, Inc.* (Software)	5,054	$1,768,849
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	19,655	4,209,315
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	5,134	696,786
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,595	634,252
Alphabet, Inc.—Class A (Interactive Media & Services)	25,442	7,963,346
Alphabet, Inc.—Class C (Interactive Media & Services)	23,645	7,419,801
Amazon.com, Inc.* (Broadline Retail)	46,748	10,790,374
American Electric Power Co., Inc. (Electric Utilities)	6,447	743,404
Amgen, Inc. (Biotechnology)	6,499	2,127,187
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,911	1,603,063
Apple, Inc. (Technology Hardware, Storage & Peripherals)	64,617	17,566,778
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,617	2,471,473
AppLovin Corp.*—Class A (Software)	3,713	2,501,894
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	1,670	182,548
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	1,059	1,132,981
AstraZeneca PLCADR (Pharmaceuticals)	7,047	647,831
Atlassian Corp.*—Class A (Software)	2,029	328,982
Autodesk, Inc.* (Software)	2,559	757,490
Automatic Data Processing, Inc. (Professional Services)	4,883	1,256,055
Axon Enterprise, Inc.* (Aerospace & Defense)	953	541,237
Baker Hughes Co. (Energy Equipment & Services)	11,913	542,518
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	389	2,083,224
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	20,652	7,147,657
Cadence Design Systems, Inc.* (Software)	3,286	1,027,138
Charter Communications, Inc.*—Class A (Media)	1,562	326,068
Cintas Corp. (Commercial Services & Supplies)	4,852	912,516
Cisco Systems, Inc. (Communications Equipment)	47,700	3,674,331
Coca-Cola European Partners PLC (Beverages)	5,532	501,752
Cognizant Technology Solutions Corp.—Class A (IT Services)	5,827	483,641
Comcast Corp.—Class A (Media)	43,877	1,311,483
Constellation Energy Corp. (Electric Utilities)	3,770	1,331,828
Copart, Inc.* (Commercial Services & Supplies)	11,686	457,507
CoStar Group, Inc.* (Real Estate Management & Development)	5,117	344,067
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	5,350	4,613,519
Crowdstrike Holdings, Inc.*—Class A (Software)	3,030	1,420,343
CSX Corp. (Ground Transportation)	22,481	814,936
Datadog, Inc.*—Class A (Software)	3,929	534,305

Common Stocks, continued

	Shares	Value
Dexcom, Inc.* (Health Care Equipment & Supplies)	4,708	$312,470
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,459	519,991
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,905	1,110,884
Electronic Arts, Inc. (Entertainment)	3,019	616,872
Exelon Corp. (Electric Utilities)	12,197	531,667
Fastenal Co. (Trading Companies & Distributors)	13,858	556,122
Ferrovial SE (Construction & Engineering)	8,858	572,315
Fortinet, Inc.* (Software)	8,978	712,943
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	5,499	451,028
Gilead Sciences, Inc. (Biotechnology)	14,978	1,838,400
Honeywell International, Inc. (Industrial Conglomerates)	7,665	1,495,365
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	964	652,175
Insmed, Inc.* (Biotechnology)	2,575	448,153
Intel Corp. (Semiconductors & Semiconductor Equipment)	57,586	2,124,923
Intuit, Inc. (Software)	3,359	2,225,069
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,280	2,424,021
Keurig Dr Pepper, Inc. (Beverages)	16,399	459,336
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,586	1,927,117
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	15,163	2,595,602
Linde PLC (Chemicals)	5,637	2,403,560
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	3,239	1,004,867
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	10,408	884,472
MercadoLibre, Inc.* (Broadline Retail)	612	1,232,727
Meta Platforms, Inc.—Class A (Interactive Media & Services)	12,843	8,477,536
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,525	415,773
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	13,586	3,877,580
Microsoft Corp. (Software)	32,504	15,719,584
MicroStrategy, Inc.*—Class A (Software)	3,232	491,102
Mondelez International, Inc.—Class A (Food Products)	15,578	838,563
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	578	523,876
Monster Beverage Corp.* (Beverages)	11,795	904,323
Netflix, Inc.* (Entertainment)	51,155	4,796,293
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	106,264	19,818,237
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	3,038	659,428
Old Dominion Freight Line, Inc. (Ground Transportation)	2,524	395,763
O'Reilly Automotive, Inc.* (Specialty Retail)	10,190	929,430
PACCAR, Inc. (Machinery)	6,341	694,403

See accompanying notes to financial statements.

134 :: ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Palantir Technologies, Inc.*—Class A (Software)	27,578	$4,901,990
Palo Alto Networks, Inc.* (Software)	8,415	1,550,043
Paychex, Inc. (Professional Services)	4,345	487,422
PayPal Holdings, Inc.* (Financial Services)	11,296	659,460
PDD Holdings, Inc.*ADR (Broadline Retail)	8,064	914,377
PepsiCo, Inc. (Beverages)	16,507	2,369,085
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	12,930	2,211,677
Regeneron Pharmaceuticals, Inc. (Biotechnology)	1,247	962,522
Roper Technologies, Inc. (Software)	1,299	578,224
Ross Stores, Inc. (Specialty Retail)	3,926	707,230
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	2,578	709,955
Shopify, Inc.*—Class A (IT Services)	14,760	2,375,917
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,728	1,156,035
Synopsys, Inc.* (Software)	2,242	1,053,112
Take-Two Interactive Software, Inc.* (Entertainment)	2,231	571,203
Tesla, Inc.* (Automobiles)	19,345	8,699,833
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	10,969	1,903,012
The Kraft Heinz Co. (Food Products)	14,290	346,533
Thomson Reuters Corp. (Professional Services)	5,370	708,249
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	13,503	2,741,649
Verisk Analytics, Inc. (Professional Services)	1,683	376,470
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,062	1,388,188
Warner Bros. Discovery, Inc.* (Entertainment)	29,915	862,150
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	4,128	711,131

Common Stocks, continued

	Shares	Value
Workday, Inc.*—Class A (Software)	2,571	$552,199
Xcel Energy, Inc. (Electric Utilities)	7,141	527,434
Zscaler, Inc.* (Software)	1,925	432,971
TOTAL COMMON STOCKS (Cost $86,892,007)		218,970,520

Repurchase Agreements(a)(b) (28.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $85,454,258	$85,437,000	$85,437,000
TOTAL REPURCHASE AGREEMENTS (Cost $85,437,000)		85,437,000
TOTAL INVESTMENT SECURITIES (Cost $172,329,007)—100.0%		304,407,520
Net other assets (liabilities)—NM		24,802
NET ASSETS—100.0%		$304,432,322

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $51,176,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

NM  Not meaningful, amount is less than 0.05%

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq-100 Futures Contracts	51	3/23/26	$25,965,885	$(608,478)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	1/27/26	4.19%	$79,687,881	$(869,666)
Nasdaq-100 Index	Goldman Sachs International	1/27/26	4.39%	92,247,802	(1,071,457)
				$171,935,683	$(1,941,123)
Invesco QQQ Trust, Series 1 ETF	UBS AG	1/27/26	4.44%	$19,213,012	$(209,949)
Nasdaq-100 Index	UBS AG	1/27/26	4.44%	172,769,574	(1,922,744)
				$191,982,586	$(2,132,693)
				$363,918,269	$(4,073,816)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraNasdaq-100 :: 135

ProFund VP UltraNasdaq-100 invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$541,237	0.2%
Automobiles	8,699,833	2.9%
Beverages	4,234,496	1.4%
Biotechnology	7,398,702	2.4%
Broadline Retail	12,937,478	4.2%
Chemicals	2,403,560	0.8%
Commercial Services & Supplies	1,370,023	0.5%
Communications Equipment	3,674,331	1.2%
Construction & Engineering	572,315	0.2%
Consumer Staples Distribution & Retail	4,613,519	1.5%
Electric Utilities	3,134,333	1.0%
Energy Equipment & Services	542,518	0.1%
Entertainment	6,846,518	2.3%
Financial Services	659,460	0.2%
Food Products	1,185,096	0.4%
Ground Transportation	1,210,699	0.4%
Health Care Equipment & Supplies	3,839,694	1.3%
Hotels, Restaurants & Leisure	6,051,796	2.0%
Industrial Conglomerates	1,495,365	0.5%
Interactive Media & Services	23,860,683	7.9%
IT Services	2,859,558	0.9%
Machinery	694,403	0.2%
	Value	% of Net Assets
Media	$1,637,551	0.5%
Oil, Gas & Consumable Fuels	519,991	0.2%
Pharmaceuticals	647,831	0.2%
Professional Services	2,828,196	0.8%
Real Estate Management & Development	344,067	0.1%
Semiconductors & Semiconductor Equipment	53,688,734	17.8%
Software	36,556,238	12.0%
Specialty Retail	1,636,660	0.5%
Technology Hardware, Storage & Peripherals	18,987,864	6.2%
Trading Companies & Distributors	556,122	0.2%
Wireless Telecommunication Services	2,741,649	0.9%
Other**	85,461,802	28.1%
Total	$304,432,322	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

136 :: ProFund VP UltraShort Dow 30 :: Schedule of Portfolio Investments :: December 31, 2025

Repurchase Agreements(a)(b) (78.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $5,001	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000
TOTAL INVESTMENT SECURITIES (Cost $5,000)—78.9%		5,000
Net other assets (liabilities)—21.1%		1,341
NET ASSETS—100.0%		$6,341

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $1,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	1/27/26	(4.14)%	$(10,909)	$91
Dow Jones Industrial Average	UBS AG	1/27/26	(4.04)%	(1,745)	15
				$(12,654)	$106

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraShort Nasdaq-100 :: 137

Repurchase Agreements(a)(b) (99.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $183,037	$183,000	$183,000
TOTAL REPURCHASE AGREEMENTS (Cost $183,000)		183,000
TOTAL INVESTMENT SECURITIES (Cost $183,000)—99.2%		183,000
Net other assets (liabilities)—0.8%		1,472
NET ASSETS—100.0%		$184,472

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $60,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	1/27/26	(4.14)%	$(255,561)	$2,758
Nasdaq-100 Index	UBS AG	1/27/26	(4.04)%	(116,069)	1,289
				$(371,630)	$4,047

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

138 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks (66.5%)

	Shares	Value
10X Genomics, Inc.*—Class A (Medical Equipment & Devices)	375	$6,116
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	79	310
1st Source Corp. (Banks)	63	3,937
3D Systems Corp.* (Machinery)	423	749
4D Molecular Therapeutics, Inc.* (Biotechnology)	136	1,020
8x8, Inc.* (Software)	454	894
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	93	488
A10 Networks, Inc. (Software)	244	4,316
AAR Corp.* (Aerospace & Defense)	133	11,011
Aardvark Therapeutics, Inc.* (Biotech & Pharma)	43	564
Abacus Global Management, Inc. (Insurance)	137	1,171
Abeona Therapeutics, Inc.* (Biotech & Pharma)	148	780
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	158	19,886
ABM Industries, Inc. (Commercial Services & Supplies)	207	8,756
Absci Corp.* (Biotechnology)	463	1,616
Acacia Research Corp.* (Financial Services)	116	434
Academy Sports & Outdoors, Inc. (Specialty Retail)	225	11,241
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	422	11,272
Acadia Realty Trust* (Retail REITs)	448	9,202
Acadian Asset Management, Inc. (Capital Markets)	91	4,277
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	173	1,974
Accendra Health, Inc.* (Health Care Providers & Services)	256	717
ACCO Brands Corp.* (Commercial Services & Supplies)	296	1,104
Accuray, Inc.* (Health Care Equipment & Supplies)	336	277
ACI Worldwide, Inc.* (Software)	351	16,781
Aclaris Therapeutics, Inc.* (Biotech & Pharma)	311	936
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	171	6,746
Acme United Corp. (Wholesale—Discretionary)	11	443
ACNB Corp. (Banks)	35	1,692
ACRES Commercial Realty Corp.* (Specialty Finance)	21	448
Actuate Therapeutics, Inc.* (Biotech & Pharma)	32	196
Acuren Corp.* (Asset Management)	678	6,855
Acushnet Holdings Corp. (Leisure Products)	94	7,503
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	570	4,571
Adamas Trust, Inc. (Mortgage REITs)	289	2,112
AdaptHealth Corp.* (Health Care Providers & Services)	346	3,446
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	507	8,234
ADC Therapeutics S.A.* (Biotechnology)	293	1,034
Addus HomeCare Corp.* (Health Care Providers & Services)	62	6,658
Adeia, Inc. (Software)	369	6,365
Adient PLC (Automobile Components)	276	5,291

Common Stocks, continued

	Shares	Value
ADMA Biologics, Inc.* (Biotechnology)	786	$14,337
Adtalem Global Education, Inc.* (Diversified Consumer Services)	122	12,623
ADTRAN Holdings, Inc. (Communications Equipment)	252	2,190
Advance Auto Parts, Inc. (Specialty Retail)	204	8,017
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	128	26,800
Advanced Flower Capital, Inc. (Mortgage REITs)	59	168
AdvanSix, Inc.* (Chemicals)	89	1,540
Advantage Solutions, Inc.* (Media)	320	282
Aebi Schmidt Holding AG* (Machinery)	127	1,607
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	97	1,958
Aeluma, Inc.* (Semiconductors)	44	756
AeroVironment, Inc.* (Aerospace & Defense)	128	30,962
AerSale Corp.* (Aerospace & Defense)	109	775
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	127	1,687
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	97	826
agilon health, Inc.* (Health Care Providers & Services)	1,047	721
Agilysys, Inc.* (Software)	88	10,458
Agios Pharmaceuticals, Inc.* (Biotechnology)	192	5,226
AirJoule Technologies Corp.* (Electrical Equipment)	81	319
AIRO Group Holdings, Inc.* (Aerospace & Defense)	27	221
AirSculpt Technologies, Inc.*(a) (Health Care Providers & Services)	56	111
Airship AI Holdings, Inc.* (Software)	78	225
Akebia Therapeutics, Inc.* (Biotechnology)	859	1,383
Alamo Group, Inc. (Machinery)	35	5,875
Alarm.com Holdings, Inc.* (Software)	162	8,265
Albany International Corp. (Machinery)	100	5,070
Aldeyra Therapeutics, Inc.* (Biotechnology)	184	953
Alector, Inc.* (Biotechnology)	272	424
Alerus Financial Corp. (Financial Services)	80	1,802
Alexander & Baldwin, Inc. (Equity REIT— Diversified)	248	5,119
Alexander's, Inc. (Retail REITs)	7	1,526
Alico, Inc. (Food Products)	19	691
Alight, Inc.*—Class A (Professional Services)	1,463	2,853
Alignment Healthcare, Inc.* (Health Care Providers & Services)	575	11,356
Alkami Technology, Inc.* (Software)	234	5,398
Alkermes PLC* (Biotechnology)	550	15,389
Allegiant Travel Co.* (Passenger Airlines)	49	4,178
Alliance Laundry Holdings, Inc.* (Machinery)	148	3,012
Allied Motion Technologies, Inc. (Electrical Equipment)	49	2,634
Allogene Therapeutics, Inc.* (Biotechnology)	522	715
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	85	1,684
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	40	7,995
Alpha Teknova, Inc.* (Biotech & Pharma)	37	141
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	398	8,374

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 139

Common Stocks, continued

	Shares	Value
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	45	$752
Alta Equipment Group, Inc. (Trading Companies & Distributors)	67	308
AlTi Global, Inc.* (Capital Markets)	147	682
Altice USA, Inc.*—Class A (Cable & Satellite)	887	1,464
Altimmune, Inc.* (Biotechnology)	301	1,087
Alumis, Inc.* (Pharmaceuticals)	192	1,874
Amalgamated Financial Corp. (Banks)	78	2,498
Ambac Financial Group, Inc.* (Insurance)	140	1,089
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	138	9,776
Ambiq Micro, Inc.* (Semiconductors & Semiconductor Equipment)	16	456
AMC Entertainment Holdings, Inc.* (Entertainment)	1,753	2,735
AMC Networks, Inc.*—Class A (Media)	105	1,000
Amerant Bancorp, Inc. (Banks)	124	2,419
Ameresco, Inc.*—Class A (Construction & Engineering)	109	3,193
American Assets Trust, Inc. (Equity REIT— Diversified)	176	3,332
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	392	2,513
American Battery Technology Co.* (Metals & Mining)	384	1,283
American Coastal Insurance Corporation* (Insurance)	83	1,048
American Eagle Outfitters, Inc. (Specialty Retail)	541	14,266
American Healthcare REIT, Inc. (Health Care REITs)	574	27,012
American Integrity Insurance Group, Inc.* (Insurance)	27	562
American Outdoor Brands, Inc.* (Leisure Products)	42	325
American Public Education, Inc.* (Diversified Consumer Services)	59	2,230
American Realty Investors, Inc.* (Real Estate Management & Development)	4	64
American States Water Co. (Water Utilities)	131	9,496
American Superconductor Corp.* (Electrical Equipment)	148	4,259
American Vanguard Corp. (Chemicals)	87	332
American Woodmark Corp.* (Building Products)	49	2,641
America's Car-Mart, Inc.* (Specialty Retail)	24	606
Ameris Bancorp (Banks)	225	16,711
AMERISAFE, Inc. (Insurance)	64	2,458
Ames National Corp. (Banks)	30	689
Amicus Therapeutics, Inc.* (Biotechnology)	1,010	14,382
AMMO, Inc.* (Leisure Products)	294	503
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	130	2,049
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	510	6,426
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	123	3,294
Amplitude, Inc.*—Class A (Software)	313	3,625
Amprius Technologies, Inc.* (Electrical Equipment)	374	2,951
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	301	3,636

Common Stocks, continued

	Shares	Value
AnaptysBio, Inc.* (Biotechnology)	63	$3,054
Anavex Life Sciences Corp.* (Biotechnology)	284	1,011
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	46	396
Angi, Inc.* (Interactive Media & Services)	122	1,577
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	133	1,708
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	62	4,894
Anika Therapeutics, Inc.* (Biotechnology)	42	404
Annexon, Inc.* (Biotechnology)	339	1,702
Anteris Technologies Global Corp.* (Medical Equipment & Devices)	115	574
Anterix, Inc.* (Diversified Telecommunication Services)	38	830
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	358	5,069
Apartment Investment and Management Co.* (Residential REITs)	448	2,661
Apogee Enterprises, Inc. (Building Products)	72	2,622
Apogee Therapeutics, Inc.* (Biotechnology)	131	9,888
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	474	4,588
Appian Corp.*—Class A (Software)	134	4,746
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	760	9,006
Applied Digital Corp.* (IT Services)	807	19,787
Applied Optoelectronics, Inc.* (Communications Equipment)	205	7,146
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	354	2,287
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	659	5,114
Arbutus Biopharma Corp.* (Biotechnology)	513	2,468
ArcBest Corp. (Ground Transportation)	77	5,713
Arcellx, Inc.* (Biotechnology)	116	7,563
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	2,141	16,100
Archrock, Inc. (Energy Equipment & Services)	586	15,248
Arcosa, Inc. (Construction & Engineering)	165	17,543
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	86	527
Arcus Biosciences, Inc.* (Biotechnology)	267	6,363
Arcutis Biotherapeutics, Inc.* (Biotechnology)	373	10,832
Ardagh Metal Packaging SA (Containers & Packaging)	473	1,939
Ardelyx, Inc.* (Biotechnology)	813	4,740
Ardent Health Partners, Inc.* (Health Care Providers & Services)	79	698
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	117	1,239
Ares Commercial Real Estate Corp. (Mortgage REITs)	179	856
Argan, Inc. (Construction & Engineering)	46	14,413
Arhaus, Inc.* (Specialty Retail)	174	1,951
Arko Corp. (Specialty Retail)	256	1,162
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	337	4,715
Armada Hoffler Properties, Inc. (Equity REIT— Diversified)	271	1,794
ARMOUR Residential REIT, Inc. (Mortgage REITs)	383	6,775
Arq, Inc.* (Chemicals)	109	356
Array Technologies, Inc.* (Electrical Equipment)	515	4,748

See accompanying notes to financial statements.

140 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Arrive AI, Inc.* (Air Freight & Logistics)	10	$26
ArriVent Biopharma, Inc.* (Biotechnology)	100	2,012
Arrow Financial Corp. (Banks)	55	1,727
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	450	29,875
ARS Pharmaceuticals, Inc.* (Biotechnology)	200	2,330
Arteris, Inc.* (Software)	103	1,597
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	212	8,637
Artivion, Inc.* (Health Care Equipment & Supplies)	143	6,522
Arvinas, Inc.* (Pharmaceuticals)	223	2,645
Asana, Inc.*—Class A (Software)	294	4,031
Asbury Automotive Group, Inc.* (Specialty Retail)	66	15,347
Ascent Industries Co.* (Steel)	28	453
ASGN, Inc.* (IT Services)	141	6,792
ASP Isotopes, Inc.* (Chemicals)	314	1,680
Aspen Aerogels, Inc.* (Chemicals)	225	637
Aspen Insurance Holdings Ltd.* (Insurance)	52	1,929
Associated Banc-Corp. (Banks)	565	14,554
Astec Industries, Inc. (Machinery)	78	3,379
Astrana Health, Inc.* (Health Care Providers & Services)	138	3,424
Astria Therapeutics, Inc. (Biotechnology)	140	1,833
Astronics Corp.* (Aerospace & Defense)	104	5,641
Asure Software, Inc.* (Professional Services)	86	810
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	241	860
Ategrity Specialty Holdings, LLC* (Insurance)	22	462
Atkore, Inc.* (Electrical Equipment)	114	7,211
Atlanta Braves Holdings, Inc.* (Entertainment)	157	6,194
Atlanta Braves Holdings, Inc.*—Series A (Entertainment)	23	977
Atlantic International Corp.* (Biotech & Pharma)	18	24
Atlantic Union Bankshares Corp. (Banks)	484	17,085
Atlanticus Holdings Corp.* (Consumer Finance)	18	1,205
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	263	2,477
Atmus Filtration Technologies, Inc. (Machinery)	283	14,691
ATN International, Inc. (Diversified Telecommunication Services)	34	775
Atomera, Inc.* (Semiconductors)	102	225
AtriCure, Inc.* (Health Care Equipment & Supplies)	164	6,488
aTyr Pharma, Inc.* (Biotechnology)	325	255
AudioEye, Inc.* (Software)	27	270
Aura Biosciences, Inc.* (Biotechnology)	149	812
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	405	6,460
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	303	6,530
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	152	1,707
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	236	1,928
AvePoint, Inc.* (Software)	499	6,931
Aviat Networks, Inc.* (Communications Equipment)	39	834
Avidbank Holdings, Inc.* (Banks)	10	266
Avidity Biosciences, Inc.* (Biotechnology)	393	28,346
Avient Corp. (Chemicals)	312	9,747
Avista Corp. (Multi-Utilities)	276	10,637
Avita Medical, Inc.* (Biotechnology)	41	141

Common Stocks, continued

	Shares	Value
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	105	$8,436
Axogen, Inc.* (Health Care Equipment & Supplies)	151	4,942
Axos Financial, Inc.* (Banks)	185	15,940
Axsome Therapeutics, Inc.* (Pharmaceuticals)	139	25,388
Azenta, Inc.* (Life Sciences Tools & Services)	138	4,590
AZZ, Inc. (Building Products)	101	10,825
B&G Foods, Inc. (Food Products)	265	1,140
Backblaze, Inc.*—Class A (IT Services)	187	871
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	101	17,615
Bakkt Holdings, Inc.* (Institutional Financial Services)	49	492
Balchem Corp. (Chemicals)	111	17,022
Bally's Corp.* (Leisure Facilities & Services)	33	545
Banc of California, Inc. (Banks)	436	8,410
BancFirst Corp. (Banks)	71	7,527
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	96	4,282
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	94	1,452
Bank First Corp. (Banks)	31	3,776
Bank of Hawaii Corp. (Banks)	134	9,162
Bank of Marin Bancorp (Banks)	50	1,301
Bank7 Corp. (Banks)	14	574
BankFinancial Corp. (Banking)	38	456
BankUnited, Inc. (Banks)	256	11,410
Bankwell Financial Group, Inc. (Banks)	24	1,100
Banner Corp. (Banks)	116	7,269
Bar Harbor Bankshares (Banks)	56	1,739
BARK, Inc.* (Specialty Retail)	313	189
Barnes & Noble Education, Inc.* (Retail— Discretionary)	55	506
Barrett Business Services, Inc. (Professional Services)	84	3,042
Bassett Furniture Industries, Inc. (Retail— Discretionary)	28	469
BayCom Corp.* (Banks)	35	1,029
BCB Bancorp, Inc. (Banks)	53	428
Beacon Financial Corporation (Banks)	283	7,463
Beam Therapeutics, Inc.* (Biotechnology)	324	8,981
Beazer Homes USA, Inc.* (Household Durables)	94	1,905
Bed Bath & Beyond, Inc.* (Specialty Retail)	233	1,272
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	5	759
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	35	5,937
Belden, Inc. (Electronic Equipment, Instruments & Components)	133	15,501
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	121	5,174
Benitec Biopharma, Inc.* (Biotech & Pharma)	50	674
Beta Bionics, Inc.* (Biotechnology)	132	4,022
Better Home & Finance Holding Co.* (Specialty Finance)	19	619
Beyond Meat, Inc.*(a) (Food Products)	1,300	1,066
BGC Group, Inc.—Class A (Capital Markets)	1,230	10,984
Bicara Therapeutics, Inc.* (Biotechnology)	107	1,801
BigBear.ai Holdings, Inc.*(a) (IT Services)	1,471	7,943

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 141

Common Stocks, continued

	Shares	Value
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	227	$935
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	2	665
BioAge Labs, Inc.* (Pharmaceuticals)	80	1,058
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	710	5,538
Biohaven, Ltd.* (Biotechnology)	318	3,590
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	139	3,361
Biote Corp.*—Class A (Pharmaceuticals)	99	257
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	156	1,161
Bit Digital, Inc.* (Software)	1,079	2,039
Bitdeer Technologies Group* (Technology Services)	334	3,743
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	68	2,679
BK Technologies Corporation* (Technology Hardware)	10	746
BKV Corp.* (Oil, Gas & Consumable Fuels)	76	2,063
Black Hills Corp. (Multi-Utilities)	249	17,286
Black Rock Coffee Bar, Inc.* (Hotels, Restaurants & Leisure)	56	1,246
Blackbaud, Inc. (Software)	130	8,232
BlackLine, Inc.* (Software)	177	9,786
BlackSky Technology, Inc.* (Professional Services)	105	1,969
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	539	10,310
Blaize Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	263	513
Blend Labs, Inc.*—Class A (Software)	669	2,034
Bloom Energy Corp.*—Class A (Electrical Equipment)	742	64,473
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	285	1,758
Blue Bird Corp.* (Machinery)	107	5,029
Blue Foundry Bancorp* (Banks)	61	758
Blue Ridge Bankshares, Inc.* (Banking)	229	978
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	26	1,597
Bluerock Homes Trust, Inc.* (Residential REITs)	1	8
Boise Cascade Co. (Trading Companies & Distributors)	128	9,421
Boot Barn Holdings, Inc.* (Specialty Retail)	104	18,353
Borr Drilling, Ltd.* (Energy Equipment & Services)	903	3,639
Boston Omaha Corp.*—Class A (Media)	74	915
Bowhead Specialty Holdings, Inc.* (Insurance)	60	1,712
Bowman Consulting Group, Ltd.* (Construction & Engineering)	48	1,585
Box, Inc.*—Class A (Software)	477	14,267
Braemar Hotels & Resorts, Inc.* (Hotel & Resort REITs)	187	537
Brandywine Realty Trust (Office REITs)	584	1,705
Braze, Inc.*—Class A (Software)	290	9,944
BRC, Inc.*—Class A (Food Products)	314	349
Bread Financial Holdings, Inc. (Consumer Finance)	155	11,475
Bridgebio Pharma, Inc.* (Biotechnology)	538	41,151
Bridgewater Bancshares, Inc.* (Banks)	71	1,245

Common Stocks, continued

	Shares	Value
Bright Minds Biosciences, Inc.* (Biotech & Pharma)	17	$1,327
BrightSpire Capital, Inc. (Mortgage REITs)	438	2,453
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	378	14,156
BrightView Holdings, Inc.* (Commercial Services & Supplies)	244	3,091
Brinker International, Inc. (Hotels, Restaurants & Leisure)	150	21,527
Bristow Group, Inc.* (Energy Equipment & Services)	97	3,552
Broadstone Net Lease, Inc. (Equity REIT— Diversified)	644	11,186
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	789	8,513
Brookfield Business Corp.—Class A (Industrial Conglomerates)	79	2,835
Brookfield Infrastructure Corp.—Class A (Gas & Water Utilities)	409	18,569
BRT Apartments Corp. (Residential REITs)	37	544
Build-A-Bear Workshop, Inc. (Specialty Retail)	42	2,573
Bumble, Inc.*—Class A (Interactive Media & Services)	247	882
Burford Capital, Ltd. (Financial Services)	683	6,092
Burke & Herbert Financial Services Corp. (Banks)	46	2,866
Business First Bancshares, Inc. (Banks)	97	2,536
Butterfly Network, Inc.* (Medical Equipment & Devices)	665	2,527
BV Financial, Inc.* (Banking)	28	508
Byline Bancorp, Inc. (Banks)	106	3,090
Byrna Technologies, Inc.* (Aerospace & Defense)	61	1,024
C&F Financial Corp.* (Banking)	10	726
C3.ai, Inc.*—Class A (Software)	427	5,756
Cable One, Inc. (Media)	17	1,918
Cabot Corp. (Chemicals)	181	11,997
Cactus, Inc.—Class A (Energy Equipment & Services)	233	10,643
Cadence Bank (Banks)	634	27,160
Cadiz, Inc.* (Water Utilities)	186	1,043
Cadre Holdings, Inc. (Aerospace & Defense)	97	3,961
Calavo Growers, Inc.* (Food Products)	57	1,240
Caledonia Mining Corp. PLC (Metals & Mining)	56	1,466
Caleres, Inc. (Specialty Retail)	112	1,363
California Resources Corp. (Oil, Gas & Consumable Fuels)	249	11,133
California Water Service Group (Water Utilities)	203	8,796
Calix, Inc.* (Communications Equipment)	205	10,851
Cal-Maine Foods, Inc. (Food Products)	150	11,935
Calumet, Inc.* (Chemicals)	234	4,650
Camden National Corp. (Banks)	57	2,473
Camping World Holdings, Inc.—Class A (Specialty Retail)	204	1,985
Candel Therapeutics, Inc.* (Biotechnology)	149	842
Cannae Holdings, Inc.* (Financial Services)	161	2,533
Cantaloupe, Inc.* (Financial Services)	189	2,007
Capital Bancorp, Inc. (Banks)	40	1,127
Capital City Bank Group, Inc. (Banks)	47	2,001
Capitol Federal Financial, Inc. (Banks)	418	2,847
See accompanying notes to financial statements.

142 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	395	$9,638
Capricor Therapeutics, Inc.* (Biotechnology)	131	3,781
CapsoVision, Inc.* (Health Care Equipment & Supplies)	19	203
Cardiff Oncology, Inc.* (Biotechnology)	210	590
CareDx, Inc.* (Biotechnology)	177	3,335
CareTrust REIT, Inc. (Health Care REITs)	763	27,589
Cargurus, Inc.* (Interactive Media & Services)	279	10,699
Carlsmed, Inc.* (Health Care Equipment & Supplies)	23	284
Carriage Services, Inc. (Diversified Consumer Services)	48	2,030
Cars.com, Inc.* (Interactive Media & Services)	183	2,233
Carter Bankshares, Inc.* (Banks)	76	1,494
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	121	3,924
Cartesian Therapeutics, Inc.* (Biotechnology)	36	260
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	213	20,862
Cass Information Systems, Inc. (Financial Services)	40	1,661
Castle Biosciences, Inc.* (Health Care Providers & Services)	96	3,734
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	393	9,173
Cathay General Bancorp (Banks)	226	10,936
Cavco Industries, Inc.* (Household Durables)	26	15,359
CB Financial Services, Inc. (Banking)	15	523
CBIZ, Inc.* (Professional Services)	168	8,476
CBL & Associates Properties, Inc. (Retail REITs)	62	2,294
CECO Environmental Corp.* (Commercial Services & Supplies)	100	5,985
Celcuity, Inc.* (Biotechnology)	109	10,872
Celldex Therapeutics, Inc.* (Biotechnology)	222	6,030
Centerspace (Residential REITs)	57	3,803
Central Garden & Pet Co.* (Household Products)	28	900
Central Garden & Pet Co.*—Class A (Household Products)	171	4,991
Central Pacific Financial Corp. (Banks)	89	2,773
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	57	13,837
Centuri Holdings, Inc.* (Construction & Engineering)	266	6,717
Century Aluminum Co.* (Metals & Mining)	179	7,013
Century Communities, Inc. (Household Durables)	88	5,223
Cerence, Inc.* (Software)	137	1,465
CeriBell, Inc.* (Health Care Equipment & Supplies)	90	1,974
Cerus Corp.* (Health Care Equipment & Supplies)	626	1,290
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	79	1,700
CF Bankshares, Inc. (Banking)	16	399
CG Oncology, Inc.* (Biotechnology)	190	7,889
Chain Bridge Bancorp, Inc.* (Banking)	7	242
Chaince Digital Holdings, Inc.* (Commercial Support Services)	138	686
Champion Homes, Inc.* (Household Durables)	192	16,224
Chart Industries, Inc.* (Machinery)	154	31,759
Chatham Lodging Trust (Hotel & Resort REITs)	158	1,076
Chemung Financial Corp. (Banks)	14	781

Common Stocks, continued

	Shares	Value
Chesapeake Utilities Corp. (Gas Utilities)	79	$9,856
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	62	760
Chimera Investment Corp. (Mortgage REITs)	277	3,443
ChoiceOne Financial Services, Inc. (Banks)	49	1,446
Cidara Therapeutics, Inc.* (Biotechnology)	66	14,579
Cimpress PLC* (Commercial Services & Supplies)	59	3,929
Cinemark Holdings, Inc. (Entertainment)	353	8,204
Cipher Mining, Inc.* (Software)	1,101	16,251
Citi Trends, Inc. (Specialty Retail)	16	665
Citizens & Northern Corp. (Banks)	58	1,170
Citizens Community Bancorp, Inc. (Banking)	32	570
Citizens Financial Services, Inc. (Banks)	15	855
Citizens, Inc.* (Insurance)	153	739
City Holding Co. (Banks)	48	5,722
City Office REIT, Inc. (Office REITs)	133	930
Civista Bancshares, Inc. (Banks)	64	1,422
Claritev Corp.* (Technology Services)	26	1,112
Claros Mortgage Trust, Inc. (Mortgage REITs)	313	958
Clarus Corp.* (Leisure Products)	100	335
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	590	1,239
Cleanspark, Inc.* (Software)	942	9,533
Clear Secure, Inc.—Class A (Software)	293	10,278
Clearfield, Inc.* (Communications Equipment)	39	1,137
ClearPoint Neuro, Inc.* (Medical Equipment & Devices)	89	1,218
Clearwater Analytics Holdings, Inc.*—Class A (Software)	947	22,842
Clearwater Paper Corp.* (Paper & Forest Products)	53	922
Climb Global Solutions, Inc.* (Electronic Equipment, Instruments & Components)	13	1,336
Clipper Realty, Inc.* (Residential REITs)	47	180
Clover Health Investments Corp.* (Health Care Facilities & Services)	1,386	3,258
CNB Financial Corp. (Banks)	99	2,591
CNO Financial Group, Inc. (Insurance)	327	13,888
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	443	16,289
Coastal Financial Corp.* (Banks)	44	5,042
CoastalSouth Bancshares, Inc.* (Banks)	19	442
Codexis, Inc.* (Life Sciences Tools & Services)	303	494
Coeur Mining, Inc.* (Metals & Mining)	2,173	38,744
Cogent Biosciences, Inc.* (Biotechnology)	471	16,730
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	165	3,557
Cohen & Steers, Inc. (Capital Markets)	94	5,901
Coherus Oncology, Inc.*(a) (Biotechnology)	360	511
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	155	3,607
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	107	4,954
Colony Bankcorp, Inc.* (Banks)	57	1,016
Columbia Financial, Inc.* (Banks)	92	1,430
Columbus McKinnon Corp. (Machinery)	96	1,656
Commercial Bancgroup, Inc.* (Banks)	23	565
Commercial Metals Co. (Metals & Mining)	378	26,165
CommScope Holding Co., Inc.* (Communications Equipment)	741	13,434

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 143

Common Stocks, continued

	Shares	Value
Community Financial System, Inc. (Banks)	180	$10,339
Community Health Systems, Inc.* (Health Care Providers & Services)	435	1,357
Community Healthcare Trust, Inc. (Health Care REITs)	93	1,527
Community Trust Bancorp, Inc. (Banks)	54	3,051
Community West Bancshares (Banks)	57	1,283
CommVault Systems, Inc.* (Software)	152	19,055
Compass Diversified Holdings (Financial Services)	228	1,094
Compass Minerals International, Inc. (Metals & Mining)	117	2,298
Compass Therapeutics, Inc.* (Biotechnology)	444	2,384
Compass, Inc.*—Class A (Real Estate Management & Development)	1,665	17,598
Complete Solaria, Inc.* (Renewable Energy)	212	333
CompoSecure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	195	3,760
CompX International, Inc.* (Commercial Services & Supplies)	5	116
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	251	5,818
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	396	7,793
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	74	497
Conduent, Inc.* (Professional Services)	494	948
CONMED Corp. (Health Care Equipment & Supplies)	106	4,304
ConnectOne Bancorp, Inc. (Banks)	162	4,248
Consensus Cloud Solutions, Inc.* (Software)	64	1,396
Consolidated Water Co., Ltd. (Water Utilities)	51	1,800
Constellium SE* (Metals & Mining)	466	8,784
Construction Partners, Inc.*—Class A (Construction & Engineering)	159	17,259
Consumer Portfolio Services, Inc.* (Consumer Finance)	32	299
Contango ORE, Inc.* (Metals & Mining)	38	1,004
Cooper-Standard Holdings, Inc.* (Automobile Components)	57	1,871
COPT Defense Properties (Office REITs)	387	10,759
Core Laboratories, Inc. (Energy Equipment & Services)	159	2,549
Core Molding Technologies, Inc.* (Chemicals)	28	561
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	173	15,312
Core Scientific, Inc.* (IT Services)	985	14,341
CoreCivic, Inc.* (Commercial Services & Supplies)	358	6,841
CorMedix, Inc.* (Pharmaceuticals)	252	2,931
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	158	939
CorVel Corp.* (Health Care Providers & Services)	99	6,699
Corvus Pharmaceuticals, Inc.* (Biotechnology)	194	1,494
Costamare Bulkers Holdings Ltd.* (Marine Transportation)	30	462
Costamare, Inc. (Marine Transportation)	150	2,369
Coursera, Inc.* (Diversified Consumer Services)	484	3,562
Covenant Logistics Group, Inc.—Class A (Ground Transportation)	52	1,146

Common Stocks, continued

	Shares	Value
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	20	$294
CRA International, Inc. (Professional Services)	22	4,415
Cracker Barrel Old Country Store, Inc.(a) (Hotels, Restaurants & Leisure)	75	1,905
Crawford & Co.—Class A (Insurance)	55	619
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	521	74,967
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	800	6,712
Crexendo, Inc.* (Technology Services)	58	375
Cricut, Inc.—Class A (Household Durables)	163	807
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	307	14,291
CRISPR Therapeutics AG*(a) (Biotechnology)	296	15,522
Critical Metals Corp.* (Metals & Mining)	154	1,069
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	106	859
CryoPort, Inc.* (Life Sciences Tools & Services)	166	1,594
CS Disco, Inc.* (Software)	82	636
CSG Systems International, Inc. (Professional Services)	94	7,209
CSP, Inc.* (Technology Services)	24	300
CSW Industrials, Inc. (Building Products)	55	16,144
CTO Realty Growth, Inc. (Equity REIT— Diversified)	106	1,951
CTS Corp. (Electronic Equipment, Instruments & Components)	98	4,201
Cullinan Therapeutics, Inc.* (Biotechnology)	183	1,894
Curbline Properties Corp.* (Retail REITs)	330	7,659
CuriosityStream, Inc. (Entertainment Content)	139	528
Cushman & Wakefield Ltd.* (Real Estate Services)	786	12,725
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	204	1,175
Customers Bancorp, Inc.* (Banks)	109	7,970
CVB Financial Corp. (Banks)	444	8,258
CVR Energy, Inc.* (Oil, Gas & Consumable Fuels)	105	2,671
CVRx, Inc.* (Health Care Equipment & Supplies)	55	391
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	399	2,015
Cytokinetics, Inc.* (Biotechnology)	404	25,669
Daily Journal Corp.* (Software)	4	1,949
Dakota Gold Corp.* (Metals & Mining)	304	1,727
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	129	2,550
Dana, Inc. (Automobile Components)	400	9,504
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	92	1,491
Dave, Inc.* (Software)	35	7,749
Day One Biopharmaceuticals, Inc.* (Biotechnology)	266	2,479
Definitive Healthcare Corp.* (Health Care Technology)	102	293
Delcath Systems, Inc.* (Medical Equipment & Devices)	101	1,020
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	203	6,021
Deluxe Corp. (Commercial Services & Supplies)	150	3,350
Denali Therapeutics, Inc.* (Biotechnology)	449	7,413

See accompanying notes to financial statements.

144 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Denny's Corp.* (Hotels, Restaurants & Leisure)	171	$1,064
Designer Brands, Inc.—Class A (Specialty Retail)	113	840
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	459	5,604
DiaMedica Therapeutics, Inc.* (Biotech & Pharma)	115	915
Diamond Hill Investment Group, Inc. (Capital Markets)	9	1,526
DiamondRock Hospitality Co. (Hotel & Resort REITs)	700	6,272
Dianthus Therapeutics, Inc.* (Biotechnology)	83	3,420
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	84	5,702
Digi International, Inc.* (Communications Equipment)	124	5,368
Digimarc Corp.* (Software)	53	348
Digital Turbine, Inc.* (Software)	368	1,840
DigitalBridge Group, Inc. (Real Estate Management & Development)	601	9,219
DigitalOcean Holdings, Inc.* (IT Services)	232	11,164
Dime Community Bancshares, Inc. (Banks)	135	4,062
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	51	1,639
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	156	7,697
Disc Medicine, Inc.* (Biotechnology)	85	6,750
Distribution Solutions Group, Inc.* (Trading Companies & Distributors)	33	904
Diverisifed Energy Co.* (Oil & Gas Producers)	211	3,055
Diversified Healthcare Trust (Health Care REITs)	745	3,613
DMC Global, Inc.* (Energy Equipment & Services)	66	442
DNOW, Inc.* (Trading Companies & Distributors)	631	8,361
DocGo, Inc.* (Health Care Providers & Services)	305	268
Dole PLC (Food Products)	280	4,197
Domo, Inc.*—Class B (Software)	114	961
Donegal Group, Inc.—Class A (Insurance)	57	1,139
Donnelley Financial Solutions, Inc.* (Capital Markets)	87	4,062
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	126	3,067
Dorman Products, Inc.* (Automobile Components)	94	11,580
Douglas Dynamics, Inc. (Machinery)	77	2,514
Douglas Elliman, Inc. (Real Estate Services)	249	590
Douglas Emmett, Inc. (Office REITs)	550	6,045
Dream Finders Homes, Inc.*—Class A (Household Durables)	100	1,710
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	203	3,008
Ducommun, Inc.* (Aerospace & Defense)	47	4,471
D-Wave Quantum, Inc.* (Software)	1,136	29,705
DXP Enterprises, Inc.* (Trading Companies & Distributors)	44	4,831
Dycom Industries, Inc.* (Construction & Engineering)	95	32,100
Dynavax Technologies Corp.* (Biotechnology)	342	5,260
Dyne Therapeutics, Inc.* (Biotechnology)	420	8,215
Dynex Capital, Inc. (Mortgage REITs)	499	6,991
Eagle Bancorp Montana, Inc. (Banking)	25	498
Eagle Bancorp, Inc. (Banks)	96	2,056

Common Stocks, continued

	Shares	Value
Eagle Financial Services, Inc. (Banking)	16	$637
Easterly Government Properties, Inc. (Office REITs)	144	3,051
Eastern Bankshares, Inc. (Banks)	752	13,859
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	164	1,387
ECB BanCorp., Inc.* (Banking)	25	435
EchoStar Corp.*—Class A (Media)	460	50,003
Ecovyst, Inc.* (Chemicals)	387	3,766
Edgewell Personal Care Co. (Personal Care Products)	153	2,609
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	229	5,683
Editas Medicine, Inc.* (Biotechnology)	307	629
eGain Corp.* (Software)	55	566
eHealth, Inc.* (Insurance)	98	451
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	95	994
Electromed, Inc.* (Medical Equipment & Devices)	23	670
Eledon Pharmaceuticals, Inc.* (Biotech & Pharma)	191	288
Ellington Financial, Inc. (Mortgage REITs)	331	4,495
Elme Communities (Residential REITs)	299	5,202
Embecta Corp. (Health Care Equipment & Supplies)	198	2,352
Emerald Holding, Inc. (Media)	47	210
Emergent BioSolutions, Inc.* (Biotechnology)	177	2,188
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	50	152
Empire State Realty Trust, Inc. (Equity REIT— Diversified)	475	3,097
Employers Holdings, Inc. (Insurance)	76	3,281
Enact Holdings, Inc. (Financial Services)	96	3,805
Enanta Pharmaceuticals, Inc.* (Biotechnology)	92	1,451
Encore Capital Group, Inc.* (Consumer Finance)	76	4,131
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	625	1,550
Energizer Holdings, Inc. (Household Products)	213	4,237
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	775	11,269
Energy Recovery, Inc.* (Machinery)	176	2,374
Energy Services of America Corp. (Engineering & Construction)	40	327
Enerpac Tool Group Corp. (Machinery)	180	6,883
EnerSys (Electrical Equipment)	127	18,638
Enhabit, Inc.* (Health Care Providers & Services)	168	1,549
Enliven Therapeutics, Inc.* (Pharmaceuticals)	133	2,048
Ennis, Inc. (Commercial Services & Supplies)	83	1,495
Enova International, Inc.* (Consumer Finance)	82	12,890
Enovis Corp.* (Health Care Equipment & Supplies)	194	5,168
Enovix Corp.* (Electrical Equipment)	572	4,181
Enpro, Inc. (Machinery)	72	15,417
Enterprise Financial Services Corp. (Banks)	124	6,696
Entrada Therapeutics, Inc.* (Biotechnology)	97	997
Entravision Communications Corp.—Class A (Media)	211	618
Envela Corp.* (Renewable Energy)	23	308
Enviri Corp. (Commercial Services & Supplies)	258	4,623
Eos Energy Enterprises, Inc.* (Renewable Energy)	1,047	11,998

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 145

Common Stocks, continued

	Shares	Value
ePlus, Inc. (Electronic Equipment, Instruments & Components)	90	$7,893
Epsilon Energy Ltd. (Oil & Gas Producers)	65	302
Equity Bancshares, Inc.*—Class A (Banks)	52	2,322
Erasca, Inc.* (Biotechnology)	589	2,191
Ermenegildo Zegna NV (Apparel & Textile Products)	210	2,153
Escalade, Inc. (Leisure Products)	35	472
ESCO Technologies, Inc. (Machinery)	88	17,194
Esperion Therapeutics, Inc.* (Pharmaceuticals)	793	2,934
Esquire Financial Holdings, Inc. (Banks)	25	2,552
Essent Group, Ltd. (Financial Services)	322	20,933
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	674	19,991
Ethan Allen Interiors, Inc. (Household Durables)	79	1,804
Eton Pharmaceuticals, Inc.* (Biotech & Pharma)	87	1,471
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	99	356
Eve Holding, Inc.* (Aerospace & Defense)	325	1,297
Eventbrite, Inc.*—Class A (Entertainment)	257	1,144
EverCommerce, Inc.*(a) (Software)	50	606
EverQuote, Inc.*—Class A (Interactive Media & Services)	99	2,673
EVERTEC, Inc. (Financial Services)	218	6,342
EVgo, Inc.* (Specialty Retail)	435	1,266
EVI Industries, Inc.* (Trading Companies & Distributors)	17	419
Evolent Health, Inc.*—Class A (Health Care Technology)	398	1,592
Evolus, Inc.* (Pharmaceuticals)	176	1,170
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	107	379
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	519	3,716
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	81	2,272
eXp World Holdings, Inc. (Real Estate Management & Development)	299	2,706
Expensify, Inc.* (Software)	203	307
Exponent, Inc. (Professional Services)	172	11,947
Expro Group Holdings N.V.* (Energy Equipment & Services)	302	4,032
Extreme Networks, Inc.* (Communications Equipment)	448	7,459
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	256	4,677
F&G Annuities & Life, Inc. (Insurance)	144	4,442
Fabrinet* (Electronic Equipment, Instruments & Components)	123	56,000
Falcon's Beyond Global, Inc.* (Professional Services)	49	735
Faraday Future Intelligent Electric, Inc.* (Software)	484	494
Farmers & Merchants Bancorp, Inc. (Banks)	43	1,063
Farmers National Banc Corp. (Banks)	124	1,652
Farmland Partners, Inc. (Specialized REITs)	132	1,279
Fastly, Inc.*—Class A (IT Services)	473	4,815
Fate Therapeutics, Inc.* (Biotechnology)	369	363
FB BanCorp, Inc.* (Banking)	60	771
FB Financial Corp. (Banks)	141	7,868

Common Stocks, continued

	Shares	Value
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	32	$5,618
Federal Signal Corp. (Machinery)	204	22,152
Fennec Pharmaceuticals, Inc.* (Biotechnology)	79	608
Ferroglobe PLC (Metals & Mining)	405	1,879
Fidelis Insurance Holdings, Ltd. (Insurance)	190	3,718
Fidelity D&D Bancorp, Inc. (Banks)	16	696
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	300	3,408
Finance Of America Companies, Inc.* (Specialty Finance)	17	412
Financial Institutions, Inc. (Banks)	67	2,088
Finward BanCorp. (Banking)	12	422
Finwise Bancorp* (Banking)	32	574
Firefly Aerospace, Inc.* (Aerospace & Defense)	73	1,633
First Advantage Corp.* (Professional Services)	269	3,909
First Bancorp (Banks)	137	6,958
First Bancorp (Banks)	540	11,194
First Bank (Banks)	73	1,202
First Busey Corp. (Banks)	287	6,828
First Business Financial Services, Inc. (Banks)	27	1,466
First Capital, Inc. (Banking)	11	651
First Commonwealth Financial Corp. (Banks)	354	5,968
First Community Bancshares, Inc.* (Banks)	53	1,788
First Community Corp (Banking)	25	741
First Financial Bancorp* (Banks)	324	8,106
First Financial Bankshares, Inc. (Banks)	457	13,651
First Financial Corp. (Banks)	39	2,356
First Foundation, Inc. (Banks)	215	1,324
First Internet Bancorp (Banks)	26	543
First Interstate BancSystem, Inc.—Class A (Banks)	304	10,518
First Merchants Corp. (Banks)	196	7,346
First Mid Bancshares, Inc. (Banks)	74	2,886
First National Corp. (Banking)	26	656
First Savings Financial Group, Inc.* (Banking)	19	605
First United Corp.* (Banking)	20	749
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	187	2,820
First Western Financial, Inc.* (Banks)	28	751
FirstCash Holdings, Inc. (Consumer Finance)	134	21,358
Firstsun Capital Bancorp* (Banking)	43	1,619
FitLife Brands, Inc.* (Biotech & Pharma)	13	212
Five Star Bancorp (Banks)	53	1,896
Five9, Inc.* (Software)	263	5,273
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	106	2,645
Flexsteel Industries, Inc. (Household Durables)	12	474
Flotek Industries, Inc.* (Oil & Gas Services & Equipment)	48	827
Flowco Holdings, Inc.*—Class A (Oil & Gas Services & Equipment)	68	1,274
Fluence Energy, Inc.* (Electrical Equipment)	216	4,272
Fluor Corp. (Construction & Engineering)	546	21,638
Flushing Financial Corp. (Banks)	109	1,654
flyExclusive, Inc.* (Passenger Airlines)	18	74
Flywire Corp.* (Financial Services)	398	5,636
Foghorn Therapeutics, Inc.* (Biotechnology)	113	610
Fold Holdings, Inc.* (Capital Markets)	21	55
Forafric Global PLC* (Food Products)	19	210
Forestar Group, Inc.* (Real Estate Management & Development)	66	1,626

See accompanying notes to financial statements.

146 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Forge Global Holdings, Inc.* (Institutional Financial Services)	38	$1,693
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	264	14,726
Forrester Research, Inc.* (Professional Services)	39	317
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	310	5,348
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	35	1,293
Forward Air Corp.* (Air Freight & Logistics)	73	1,825
Four Corners Property Trust, Inc. (Specialized REITs)	359	8,279
Fox Factory Holding Corp.* (Automobile Components)	143	2,447
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	278	2,788
Franklin Covey Co.* (Professional Services)	37	621
Franklin Electric Co., Inc. (Machinery)	132	12,610
Franklin Financial Services Corp. (Banking)	14	703
Franklin Street Properties Corp. (Office REITs)	268	253
Frequency Electronics Inc* (Technology Hardware)	22	1,184
Fresh Del Monte Produce, Inc. (Food Products)	113	4,026
Freshworks, Inc.*—Class A (Software)	682	8,355
Friedman Industries, Inc.* (Steel)	23	472
Frontdoor, Inc.* (Diversified Consumer Services)	249	14,365
Frontier Group Holdings, Inc.* (Passenger Airlines)	287	1,352
FrontView REIT, Inc. (Retail REITs)	70	1,033
FRP Holdings, Inc.* (Real Estate Management & Development)	39	889
FS Bancorp, Inc.* (Banks)	22	906
FTAI Infrastructure, Inc. (Ground Transportation)	372	1,715
fuboTV, Inc.* (Interactive Media & Services)	1,132	2,853
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	146	1,651
Fulgent Genetics, Inc.* (Health Care Providers & Services)	70	1,839
Fulton Financial Corp. (Banks)	619	11,965
Funko, Inc.*—Class A (Leisure Products)	138	469
FutureFuel Corp.* (Oil, Gas & Consumable Fuels)	85	271
FVCBankcorp, Inc.* (Banks)	52	723
Gaia, Inc.* (Retail—Discretionary)	57	207
Gambling.com Group, Ltd.* (Media)	64	349
Gannett Co., Inc.* (Media)	478	2,462
Garret Motion, Inc. (Automotive)	539	9,395
GATX Corp. (Trading Companies & Distributors)	122	20,690
GBank Financial Holdings, Inc.* (Specialty Finance)	31	1,050
GCM Grosvenor, Inc.—Class A (Capital Markets)	177	2,004
Genco Shipping & Trading, Ltd. (Marine Transportation)	107	1,972
Gencor Industries, Inc.* (Machinery)	35	454
GeneDx Holdings Corp.* (Health Care Providers & Services)	65	8,454
Genesco, Inc.* (Specialty Retail)	34	842
Genie Energy, Ltd.—Class B (Electric Utilities)	71	978
Genius Sports Ltd.* (Leisure Facilities & Services)	742	8,177
Gentherm, Inc.* (Automobile Components)	103	3,746
Genworth Financial, Inc.*—Class A (Insurance)	1,379	12,452
German American Bancorp, Inc.* (Banks)	123	4,819

Common Stocks, continued

	Shares	Value
Geron Corp.* (Biotechnology)	1,853	$2,446
Getty Images Holdings, Inc.*(a) (Interactive Media & Services)	373	500
Getty Realty Corp. (Retail REITs)	183	5,009
Gevo, Inc.* (Renewable Energy)	785	1,570
Gibraltar Industries, Inc.* (Building Products)	101	4,993
GigaCloud Technology, Inc.*—Class A (Distributors)	83	3,261
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	123	3,562
Ginkgo Bioworks Holdings, Inc.* (Health Care Facilities & Services)	140	1,163
Glacier Bancorp, Inc. (Banks)	436	19,205
Gladstone Commercial Corp. (Equity REIT— Diversified)	157	1,675
Gladstone Land Corp. (Specialized REITs)	116	1,061
Glaukos Corp.* (Health Care Equipment & Supplies)	190	21,452
Global Business Travel Group, Inc.* (Hotels, Restaurants & Leisure)	443	3,389
Global Industrial Co. (Trading Companies & Distributors)	49	1,432
Global Medical REIT, Inc. (Health Care REITs)	43	1,451
Global Net Lease, Inc. (Equity REIT— Diversified)	673	5,788
Global Water Resources, Inc. (Water Utilities)	43	363
Globalstar, Inc.* (Telecommunications)	170	10,376
Gogo, Inc.* (Wireless Telecommunication Services)	265	1,235
GoHealth, Inc.*—Class A (Insurance)	32	69
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	331	12,317
Gold.com, Inc. (Distributors)	64	2,179
Golden Entertainment, Inc.* ARS (Hotels, Restaurants & Leisure)	66	1,795
Golden Matrix Group, Inc.* (Entertainment)	73	58
Goosehead Insurance, Inc.*—Class A (Insurance)	80	5,892
Gossamer Bio, Inc.* (Biotechnology)	652	2,021
Graham Corp. (Machinery)	35	2,248
Graham Holdings Co.—Class B (Diversified Consumer Services)	11	12,085
GRAIL, Inc.* (Biotechnology)	119	10,185
Granite Construction, Inc. (Construction & Engineering)	149	17,187
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	183	860
Gray Television, Inc. (Media)	298	1,442
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	226	2,965
Great Southern Bancorp, Inc. (Banks)	28	1,724
Green Brick Partners, Inc.* (Household Durables)	106	6,642
Green Dot Corp.*—Class A (Consumer Finance)	182	2,331
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	228	2,234
Greene County Bancorp, Inc. (Banks)	24	534
Greenlight Capital Re, Ltd.*—Class A (Insurance)	89	1,298
Greenwich Lifesciences, Inc.*(a) (Biotechnology)	21	441
Greif, Inc.—Class A (Containers & Packaging)	86	5,822
Greif, Inc.—Class B (Containers & Packaging)	16	1,195

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 147

Common Stocks, continued

	Shares	Value
Grid Dynamics Holdings, Inc.* (IT Services)	226	$2,041
Griffon Corp. (Building Products)	130	9,575
Grindr, Inc.* (Interactive Media & Services)	111	1,503
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	321	3,242
Group 1 Automotive, Inc. (Specialty Retail)	42	16,519
Groupon, Inc.* (Broadline Retail)	86	1,514
Guardant Health, Inc.* (Health Care Providers & Services)	412	42,081
Guardian Pharmacy Services, Inc.* (Consumer Staples Distribution & Retail)	77	2,317
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	54	11,231
Gyre Therapeutics, Inc.* (Biotechnology)	40	282
H.B. Fuller Co. (Chemicals)	186	11,060
H2O America* (Water Utilities)	113	5,536
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	415	13,043
Haemonetics Corp.* (Health Care Equipment & Supplies)	164	13,145
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	105	1,999
Hamilton Beach Brands Holding Co.*—Class A (Household Durables)	24	395
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	152	4,241
Hancock Whitney Corp. (Banks)	288	18,340
Hanmi Financial Corp. (Banks)	102	2,757
Hanover Bancorp, Inc.* (Banking)	15	347
Harmonic, Inc.* (Communications Equipment)	382	3,778
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	148	5,538
Harrow, Inc.* (Pharmaceuticals)	107	5,243
Haverty Furniture Cos., Inc. (Specialty Retail)	46	1,075
Hawaiian Electric Industries, Inc.* (Electric Utilities)	592	7,282
Hawkins, Inc. (Chemicals)	66	9,376
Hawthorn Bancshares, Inc. (Banking)	20	698
HBT Financial, Inc. (Banks)	39	1,008
HCI Group, Inc. (Insurance)	37	7,093
Health Catalyst, Inc.* (Health Care Technology)	229	547
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	239	4,570
HealthEquity, Inc.* (Health Care Providers & Services)	290	26,567
HealthStream, Inc. (Health Care Technology)	81	1,869
HeartFlow, Inc.* (Health Care Technology)	66	1,924
Heartland Express, Inc. (Ground Transportation)	149	1,345
Hecla Mining Co. (Metals & Mining)	2,157	41,392
Helen of Troy, Ltd.* (Household Durables)	78	1,658
Helios Technologies, Inc. (Machinery)	113	6,044
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	472	2,959
Helmerich & Payne, Inc. (Energy Equipment & Services)	328	9,407
Herbalife, Ltd.* (Personal Care Products)	347	4,473
Herc Holdings, Inc. (Trading Companies & Distributors)	111	16,470
Heritage Commerce Corp. (Banks)	203	2,438
Heritage Financial Corp. (Banks)	116	2,743
Heritage Insurance Holdings, Inc.* (Insurance)	83	2,429

Common Stocks, continued

	Shares	Value
Heron Therapeutics, Inc.* (Biotechnology)	521	$677
Hertz Global Holdings, Inc.*(a) (Ground Transportation)	401	2,061
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	136	292
HighPeak Energy, Inc.(a) (Oil, Gas & Consumable Fuels)	75	356
Hillenbrand, Inc. (Machinery)	240	7,613
Hillman Solutions Corp. (Machinery)	672	5,820
Hilltop Holdings, Inc.* (Banks)	148	5,023
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	206	9,219
Himalaya Shipping, Ltd. (Marine Transportation)	95	865
Hims & Hers Health, Inc.* (Health Care Providers & Services)	696	22,599
Hingham Institution for Savings (Banks)	6	1,704
Hippo Holdings, Inc.* (Insurance)	61	1,835
HireQuest, Inc. (Professional Services)	19	200
HNI Corp. (Commercial Services & Supplies)	216	9,081
Holley, Inc.* (Automobile Components)	259	1,070
Hologic, Inc.* (Biotechnology)	81	760
Home Bancorp, Inc. (Banks)	23	1,329
Home BancShares, Inc. (Banks)	639	17,751
HomeTrust Bancshares, Inc. (Banks)	54	2,319
Hope Bancorp, Inc. (Banks)	420	4,603
Horace Mann Educators Corp. (Insurance)	138	6,373
Horizon Bancorp, Inc. (Banks)	171	2,900
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	16	1,561
Hub Group, Inc.*—Class A (Air Freight & Logistics)	203	8,650
Hudson Pacific Properties, Inc.* (Office REITs)	180	1,949
Hudson Technologies, Inc.* (Trading Companies & Distributors)	131	897
Humacyte, Inc.* (Biotechnology)	526	505
Huron Consulting Group, Inc.* (Professional Services)	58	10,029
Hut 8 Corp.* (Software)	325	14,931
Hyliion Holdings Corp.* (Machinery)	420	773
Hyster-Yale, Inc.—Class A (Machinery)	40	1,188
I3 Verticals, Inc.*—Class A (Financial Services)	80	2,015
IBEX Holdings, Ltd.* (Professional Services)	34	1,298
Ibotta, Inc.*—Class A (Media)	47	1,068
ICF International, Inc.* (Professional Services)	62	5,289
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	115	2,119
ICU Medical, Inc.* (Health Care Equipment & Supplies)	82	11,699
Idaho Strategic Resources, Inc.* (Metals & Mining)	49	1,975
Ideaya Biosciences, Inc.* (Biotechnology)	272	9,403
IDT Corp.—Class B (Diversified Telecommunication Services)	55	2,817
IES Holdings, Inc.* (Construction & Engineering)	31	12,060
iHeartMedia, Inc.*—Class A (Media)	413	1,718
IMAX Corp.* (Entertainment)	149	5,507
Immersion Corp. (Technology Hardware, Storage & Peripherals)	95	646
ImmunityBio, Inc.*(a) (Biotechnology)	1,001	1,982
Immunome, Inc.* (Biotechnology)	318	6,831
Immunovant, Inc.* (Biotechnology)	238	6,050

See accompanying notes to financial statements.

148 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	92	$16,009
Independence Realty Trust, Inc. (Residential REITs)	816	14,263
Independent Bank Corp./Massachusetts (Banks)	171	12,497
Independent Bank Corp./Michigan (Banks)	68	2,212
indie Semiconductor, Inc.*(a)—Class A (Semiconductors & Semiconductor Equipment)	665	2,347
Indivior PLC* (Biotech & Pharma)	411	14,746
Industrial Logistics Properties Trust (Industrial REITs)	181	1,003
Infinity Natural Resources, Inc.*—Class A (Oil & Gas Producers)	52	766
Information Services Group, Inc. (IT Services)	120	694
Ingevity Corp.* (Chemicals)	124	7,338
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	50	3,428
Inhibikase Therapeutics, Inc.* (Biotech & Pharma)	205	420
Inhibrx Biosciences, Inc.* (Biotechnology)	31	2,449
Inmune Bio, Inc.* (Biotechnology)	69	108
Innodata, Inc.* (Professional Services)	104	5,299
Innospec, Inc. (Chemicals)	84	6,429
Innovage Holding Corp.* (Health Care Providers & Services)	69	358
Innovative Industrial Properties, Inc. (Industrial REITs)	94	4,452
Innovex International, Inc.* (Energy Equipment & Services)	132	2,887
Innoviva, Inc.* (Pharmaceuticals)	214	4,278
Innventure, Inc.* (Capital Markets)	93	389
Inogen, Inc.* (Health Care Equipment & Supplies)	81	544
Inseego Corp.* (Technology Hardware)	43	442
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	99	8,066
Insperity, Inc. (Professional Services)	122	4,724
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	85	796
Installed Building Products, Inc. (Household Durables)	79	20,491
Insteel Industries, Inc. (Building Products)	63	1,995
Intapp, Inc.* (Software)	194	8,889
Integer Holdings Corp.* (Health Care Equipment & Supplies)	117	9,176
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	227	2,819
Intellia Therapeutics, Inc.* (Biotechnology)	349	3,138
InterDigital, Inc. (Software)	88	28,017
Interface, Inc. (Commercial Services & Supplies)	197	5,500
International Bancshares Corp. (Banks)	185	12,291
International Game Technology PLC (Hotels, Restaurants & Leisure)	356	5,511
International Money Express, Inc.* (Financial Services)	93	1,428
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	136	6,603
Interparfums, Inc. (Personal Care Products)	62	5,260
Intrepid Potash, Inc.* (Chemicals)	37	1,026
Intuitive Machines, Inc.* (Aerospace & Defense)	371	6,021

Common Stocks, continued

	Shares	Value
InvenTrust Properties Corp. (Retail REITs)	265	$7,476
Invesco Mortgage Capital, Inc.(a) (Mortgage REITs)	243	2,044
Investar Holding Corp. (Banks)	31	828
Investors Title Co.* (Insurance)	5	1,248
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	1,148	51,510
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,043	2,847
iRadimed Corp.* (Health Care Equipment & Supplies)	28	2,724
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	108	19,163
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	543	1,830
Ispire Technology, Inc.* (Tobacco)	64	179
Itron, Inc.* (Electronic Equipment, Instruments & Components)	154	14,300
Ivanhoe Electric, Inc.* (Metals & Mining)	362	5,785
J & J Snack Foods Corp. (Food Products)	53	4,790
J Jill, Inc. (Specialty Retail)	25	343
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	60	1,137
Jackson Financial, Inc.—Class A (Financial Services)	235	25,064
Jade Biosciences, Inc.* (Biotech & Pharma)	157	2,423
JAKKS Pacific, Inc.* (Leisure Products)	31	523
James River Group Holdings, Inc. (Insurance)	125	795
Jamf Holding Corp.* (Software)	265	3,448
Janus International Group, Inc.* (Building Products)	460	3,008
Janux Therapeutics, Inc.* (Biotechnology)	145	2,001
JBG SMITH Properties (Office REITs)	203	3,453
Jefferson Capital, Inc. (Consumer Finance)	27	603
JELD-WEN Holding, Inc.* (Building Products)	288	708
JetBlue Airways Corp.* (Passenger Airlines)	1,008	4,586
Joby Aviation, Inc.* (Passenger Airlines)	1,651	21,794
John B. Sanfilippo & Son, Inc. (Food Products)	26	1,836
John Bean Technologies Corp. (Machinery)	177	26,669
John Marshall Bancorp, Inc. (Banks)	43	860
John Wiley & Sons, Inc.—Class A (Media)	138	4,228
Johnson Outdoors, Inc.—Class A (Leisure Products)	20	849
Journey Medical Corp.* (Biotech & Pharma)	49	378
Kadant, Inc. (Machinery)	40	11,401
Kaiser Aluminum Corp. (Metals & Mining)	55	6,317
Kaltura, Inc.* (Software)	309	507
KalVista Pharmaceuticals, Inc.* (Biotechnology)	130	2,100
Karat Packaging, Inc. (Trading Companies & Distributors)	29	655
KB Home (Household Durables)	214	12,072
Kearney Financial Corp. (Banks)	194	1,438
Kelly Services, Inc.—Class A (Professional Services)	104	915
Kennametal, Inc. (Machinery)	258	7,330
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	410	3,965
Keros Therapeutics, Inc.* (Biotechnology)	99	2,016
Kestra Medical Technologies Ltd.* (Medical Equipment & Devices)	67	1,777
Kforce, Inc. (Professional Services)	61	1,886

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 149

Common Stocks, continued

	Shares	Value
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	83	$2,309
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	107	462
Kinetik Holdings, Inc.(a) (Oil, Gas & Consumable Fuels)	150	5,408
Kingstone Companies, Inc. (Insurance)	38	640
Kingsway Financial Services, Inc.* (Insurance)	72	968
Kite Realty Group Trust (Retail REITs)	738	17,689
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	187	1,537
Knife River Corp. (Construction Materials)	194	13,649
Knowles Corp.* (Electronic Equipment, Instruments & Components)	290	6,215
Kodiak Gas Services, Inc. (Energy Equipment & Services)	287	10,734
Kodiak Sciences, Inc.* (Biotechnology)	111	3,104
Kohl's Corp. (Broadline Retail)	370	7,552
Kolibri Global Energy, Inc.* (Oil & Gas Producers)	101	397
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	187	11,424
Kopin Corp.* (Technology Hardware)	608	1,422
Koppers Holdings, Inc. (Chemicals)	64	1,733
Korn Ferry (Professional Services)	178	11,752
Korro Bio, Inc.* (Biotechnology)	22	176
KORU Medical Systems, Inc.* (Medical Equipment & Devices)	147	854
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,609	1,460
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	566	42,965
Krispy Kreme, Inc.(a) (Hotels, Restaurants & Leisure)	262	1,053
Kronos Worldwide, Inc.* (Chemicals)	74	327
Krystal Biotech, Inc.* (Biotechnology)	84	20,709
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	173	7,882
KULR Technology Group, Inc.* (Technology Hardware)	134	397
Kura Oncology, Inc.* (Biotechnology)	273	2,836
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	21	1,099
Kymera Therapeutics, Inc.* (Biotechnology)	191	14,862
L.B. Foster Co.—Class A (Machinery)	34	916
Ladder Capital Corp. (Mortgage REITs)	388	4,264
Lakeland Financial Corp. (Banks)	85	4,850
Lakeland Industries, Inc. (Apparel & Textile Products)	29	256
Lancaster Colony Corp. (Food Products)	68	11,180
Landmark BanCorp, Inc. (Banking)	16	419
Lands' End, Inc.* (Specialty Retail)	31	450
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	227	15,106
Larimar Therapeutics, Inc.* (Biotechnology)	165	629
Latham Group, Inc.* (Leisure Products)	152	965
Laureate Education, Inc.* (Diversified Consumer Services)	431	14,513
La-Z-Boy, Inc. (Household Durables)	141	5,255
LB Pharmaceuticals, Inc.* (Pharmaceuticals)	65	1,447

Common Stocks, continued

	Shares	Value
LCI Industries (Automobile Components)	80	$9,707
LCNB Corp. (Banks)	46	754
Legacy Housing Corp.* (Household Durables)	29	566
Legalzoom.com, Inc.* (Professional Services)	432	4,290
Legence Corporation* (Construction & Engineering)	126	5,423
Leggett & Platt, Inc. (Household Durables)	452	4,972
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	71	5,758
Lemonade, Inc.* (Insurance)	205	14,592
LendingClub Corp.* (Consumer Finance)	384	7,273
LendingTree, Inc.* (Consumer Finance)	38	2,017
LENSAR, Inc.* (Medical Equipment & Devices)	32	372
LENZ Therapeutics, Inc.* (Biotechnology)	55	880
Lexeo Therapeutics, Inc.* (Biotechnology)	214	2,125
LGI Homes, Inc.* (Household Durables)	69	2,964
Liberty Energy, Inc. (Energy Equipment & Services)	536	9,895
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	99	732
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	430	3,208
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	513	13,635
Life360, Inc.* (Software)	70	4,490
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	95	777
LifeMD, Inc.* (Health Care Technology)	133	454
LifeStance Health Group, Inc.* (Health Care Providers & Services)	564	3,971
Lifevantage Corporation (Food Products)	36	222
Lifeway Foods, Inc.* (Food Products)	17	412
Lifezone Metals, Ltd.* (Metals & Mining)	94	401
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	66	12,480
Lightbridge Corp.* (Electrical Equipment)	91	1,150
Limbach Holdings, Inc.* (Construction & Engineering)	36	2,803
Limoneira Co.* (Food Products)	56	707
Lincoln Educational Services Corp.* (Diversified Consumer Services)	101	2,439
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	128	1,846
Lindsay Corp. (Machinery)	37	4,361
LINKBANCORP, Inc. (Banks)	73	603
Lionsgate Studios Corp.* (Entertainment)	695	6,345
Liquidia Corp.* (Pharmaceuticals)	218	7,519
Liquidity Services, Inc.* (Commercial Services & Supplies)	79	2,394
LivaNova PLC* (Health Care Equipment & Supplies)	185	11,383
Live Oak Bancshares, Inc. (Banks)	120	4,122
LiveRamp Holdings, Inc.* (Software)	219	6,432
Livewire Group, Inc.* (Automobiles)	125	553
loanDepot, Inc.* (Specialty Finance)	303	627
Logistic Properties Of The Americas* (Real Estate Owners & Developers)	11	30
LSB Industries, Inc.* (Chemicals)	183	1,556
LSI Industries, Inc. (Electrical Equipment)	92	1,685
LTC Properties, Inc. (Health Care REITs)	154	5,295

See accompanying notes to financial statements.

150 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Lucid Diagnostics, Inc.* (Medical Equipment & Devices)	306	$334
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,237	25,151
Lument Finance Trust, Inc.* (Specialty Finance)	155	219
Luxfer Holdings PLC (Machinery)	91	1,231
LXP Industrial Trust (Industrial REITs)	198	9,817
Lyell Immunopharma, Inc.* (Biotechnology)	1	31
M/I Homes, Inc.* (Household Durables)	89	11,388
Mack-Cali Realty Corp. (Residential REITs)	256	3,809
Madison Square Garden Entertainment Corp.* (Entertainment)	135	7,275
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	63	36,686
Magnera Corp.* (Forestry, Paper & Wood Products)	108	1,635
Magnite, Inc.* (Media)	475	7,710
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	614	13,440
MainStreet Bancshares, Inc.* (Banking)	24	489
Malibu Boats, Inc.*—Class A (Leisure Products)	63	1,777
Mama's Creations, Inc.* (Food Products)	125	1,686
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	82	152
Mannkind Corp.* (Biotechnology)	1,027	5,823
MapLight Therapeutics, Inc.* (Biotechnology)	57	1,001
MARA Holdings, Inc.* (Software)	1,261	11,324
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	371	1,206
Marcus & Millichap, Inc. (Real Estate Management & Development)	81	2,210
Marex Group PLC (Institutional Financial Services)	187	7,174
Marine Products Corp. (Leisure Products)	30	263
MarineMax, Inc.* (Specialty Retail)	64	1,551
MarketWise, Inc. (Capital Markets)	7	105
Marqeta, Inc.*—Class A (Financial Services)	1,239	5,885
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	95	5,481
Marten Transport, Ltd. (Ground Transportation)	198	2,253
Masterbrand, Inc.* (Building Products)	431	4,758
MasterCraft Boat Holdings, Inc.* (Leisure Products)	54	1,021
Materion Corp. (Metals & Mining)	70	8,702
Mativ Holdings, Inc. (Chemicals)	183	2,223
Matrix Service Co.* (Construction & Engineering)	92	1,076
Matson, Inc. (Marine Transportation)	107	13,219
Matthews International Corp.—Class A (Commercial Services & Supplies)	101	2,638
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	23	390
MaxCyte, Inc.* (Life Sciences Tools & Services)	343	532
Maximus, Inc. (Professional Services)	192	16,572
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	280	4,880
Mayville Engineering Co., Inc.* (Machinery)	44	824
Maze Therapeutics, Inc.* (Biotechnology)	73	3,024
MBIA, Inc.* (Insurance)	155	1,110
MBX Biosciences, Inc.* (Pharmaceuticals)	97	3,059
McGrath RentCorp (Trading Companies & Distributors)	83	8,709
Common Stocks, continued

	Shares	Value
McGraw Hill, Inc.* (Diversified Consumer Services)	98	$1,617
Mechanics Bancorp* (Banks)	164	2,399
Medallion Financial Corp.* (Consumer Finance)	55	566
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	115	1,489
Medifast, Inc. (Personal Care Products)	37	395
MediWound, Ltd.* (Pharmaceuticals)	33	609
MeiraGTx Holdings PLC* (Biotechnology)	153	1,216
Mercantile Bank Corp. (Banks)	54	2,597
Merchants Bancorp (Financial Services)	88	2,997
Mercury General Corp. (Insurance)	91	8,559
Mercury Systems, Inc.* (Aerospace & Defense)	177	12,923
Meridian Corporation* (Banking)	31	545
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	198	17,451
Meritage Homes Corp. (Household Durables)	236	15,529
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	18	1,413
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	113	750
Metrocity Bankshares, Inc. (Banks)	66	1,752
Metropolitan Bank Holding Corp. (Banks)	31	2,367
MFA Financial, Inc. (Mortgage REITs)	349	3,249
MGE Energy, Inc. (Electric Utilities)	125	9,803
MGP Ingredients, Inc. (Beverages)	48	1,166
Miami International Holdings, Inc.* (Capital Markets)	80	3,550
Microvast Holdings, Inc.* (Automotive)	675	1,890
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	1,022	846
Mid Penn Bancorp, Inc. (Banks)	66	2,047
Middlefield Banc Corp. (Banks)	25	864
Middlesex Water Co. (Water Utilities)	62	3,126
Midland States Bancorp, Inc. (Banks)	70	1,482
MidWestOne Financial Group, Inc.* (Banks)	56	2,156
Miller Industries, Inc. (Machinery)	38	1,420
MillerKnoll, Inc. (Commercial Services & Supplies)	232	4,241
MiMedx Group, Inc.* (Biotechnology)	401	2,715
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	319	4,271
Minerals Technologies, Inc. (Chemicals)	107	6,522
Mineralys Therapeutics, Inc.* (Biotechnology)	159	5,770
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	814	19,064
Mirum Pharmaceuticals, Inc.* (Biotechnology)	139	10,980
Mission Produce, Inc.* (Food Products)	145	1,682
Mister Car Wash, Inc.* (Diversified Consumer Services)	336	1,868
Mistras Group, Inc.* (Professional Services)	42	531
Mitek Systems, Inc.* (Software)	151	1,593
Mobile Infrastructure Corp.* (Real Estate Owners & Developers)	44	112
Modine Manufacturing Co.* (Automobile Components)	178	23,765
Modiv Industrial, Inc. (Retail REITs)	32	460
Moelis & Co.—Class A (Capital Markets)	252	17,322
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	43	4,115

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 151

Common Stocks, continued

	Shares	Value
Monopar Therapeutics, Inc.* (Biotech & Pharma)	16	$1,045
Monro, Inc. (Specialty Retail)	101	2,024
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	228	381
Monte Rosa Therapeutics, Inc.* (Biotechnology)	158	2,477
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	112	2,781
Moog, Inc.—Class A (Aerospace & Defense)	95	23,137
Motorcar Parts of America, Inc.* (Automotive)	45	555
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	52	1,072
M-Tron Industries, Inc.* (Electrical Equipment)	8	426
Mueller Water Products, Inc.—Class A (Machinery)	529	12,601
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	459	14,344
MVB Financial Corp. (Banks)	38	982
Myers Industries, Inc. (Containers & Packaging)	126	2,359
Myomo, Inc.* (Medical Equipment & Devices)	120	109
MYR Group, Inc.* (Construction & Engineering)	52	11,362
Myriad Genetics, Inc.* (Biotechnology)	309	1,900
N-able, Inc.* (Software)	245	1,833
Nabors Industries, Ltd.* (Energy Equipment & Services)	48	2,606
NACCO Industries, Inc.*—Class A (Oil, Gas & Consumable Fuels)	14	687
NANO Nuclear Energy, Inc.*(a) (Electrical Equipment)	136	3,265
Nano-X Imaging, Ltd.* (Health Care Providers & Services)	218	610
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	117	4,879
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	10	936
National Bank Holdings Corp.—Class A (Banks)	129	4,903
National Bankshares, Inc. (Banks)	21	704
National Beverage Corp.* (Beverages)	81	2,583
National CineMedia, Inc.* (Media)	225	875
National Energy Services Reunited Corp.* (Oil & Gas Services & Equipment)	207	3,242
National Health Investors, Inc. (Health Care REITs)	159	12,143
National HealthCare Corp. (Health Care Providers & Services)	43	5,895
National Presto Industries, Inc.* (Aerospace & Defense)	18	1,922
National Research Corp.* (Health Care Providers & Services)	40	751
National Vision Holdings, Inc.* (Specialty Retail)	264	6,816
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	34	1,144
Natural Grocers by Vitamin Cottage, Inc.* (Consumer Staples Distribution & Retail)	43	1,077
Nature's Sunshine Products, Inc.* (Personal Care Products)	56	1,208
Navan, Inc.* (Hotels, Restaurants & Leisure)	127	2,169
Navient Corp. (Consumer Finance)	231	3,003
Navigator Holdings Ltd. (Transportation & Logistics)	107	1,853

Common Stocks, continued

	Shares	Value
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	543	$3,877
NB Bancorp, Inc.* (Banks)	135	2,676
NBT Bancorp, Inc. (Banks)	174	7,224
NCR Atleos Corp.* (Financial Services)	249	9,489
NCR Voyix Corp.* (Software)	472	4,814
Nelnet, Inc.—Class A (Consumer Finance)	38	5,052
Neogen Corp.* (Health Care Equipment & Supplies)	742	5,187
NeoGenomics, Inc.* (Health Care Providers & Services)	438	5,151
Neonode, Inc.* (Technology Hardware)	43	75
NerdWallet, Inc.*—Class A (Consumer Finance)	145	1,965
Nerdy, Inc.* (Diversified Consumer Services)	202	210
NET Lease Office Properties* (Office REITs)	51	1,315
Net Power, Inc.* (Electrical Equipment)	107	244
NETGEAR, Inc.* (Communications Equipment)	93	2,281
NetScout Systems, Inc.* (Communications Equipment)	237	6,413
NETSTREIT Corp. (Retail REITs)	285	5,027
Neurogene, Inc.* (Biotechnology)	33	680
Neuronetics, Inc.* (Health Care Facilities & Services)	134	185
NeuroPace, Inc.* (Health Care Equipment & Supplies)	86	1,328
New Fortress Energy, Inc.(a) (Oil & Gas Producers)	595	678
New Jersey Resources Corp. (Gas Utilities)	343	15,819
New York Community Bancorp, Inc. (Banks)	1,031	12,980
Newmark Group, Inc.—Class A (Real Estate Management & Development)	502	8,705
Newsmax, Inc.* (Internet Media & Services)	161	1,245
NewtekOne, Inc.*(a) (Financial Services)	76	863
NexPoint Diversified Real Estate Trust (Equity REIT—Diversified)	120	460
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	26	366
NexPoint Residential Trust, Inc. (Residential REITs)	76	2,288
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	461	2,429
Nextdoor Holdings, Inc.* (Interactive Media & Services)	739	1,552
NextNav, Inc.* (Software)	322	5,358
NextNRG, Inc.* (Oil & Gas Producers)	121	175
NEXTracker, Inc.*—Class A (Electrical Equipment)	495	43,120
Nexxen International Ltd.* (Advertising & Marketing)	117	765
NI Holdings, Inc.* (Insurance)	23	306
Niagen Bioscience, Inc.* (Life Sciences Tools & Services)	179	1,138
Nicolet Bankshares, Inc. (Banks)	45	5,459
NioCorp Developments Ltd.* (Metals & Mining)	364	1,929
Nkarta, Inc.* (Biotechnology)	144	266
NL Industries, Inc.* (Commercial Services & Supplies)	29	159
nLight, Inc.* (Electronic Equipment, Instruments & Components)	157	5,889

See accompanying notes to financial statements.

152 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
NMI Holdings, Inc.*—Class A (Financial Services)	265	$10,809
Noble Corp. PLC* (Energy Equipment & Services)	429	12,115
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	696	2,394
Northeast Bank (Banks)	25	2,598
Northeast Community Bancorp, Inc. (Banks)	42	950
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	325	6,978
Northfield Bancorp, Inc. (Banks)	125	1,429
Northpointe Bancshares, Inc. (Banking)	70	1,175
Northrim Bancorp, Inc. (Banks)	74	1,969
Northwest Bancshares, Inc.* (Banks)	493	5,916
Northwest Natural Holding Co. (Gas Utilities)	139	6,497
Northwest Pipe Co.* (Construction & Engineering)	32	2,000
NorthWestern Energy Group, Inc. (Multi-Utilities)	209	13,489
Norwood Financial Corp. (Banks)	29	813
NovaGold Resources, Inc.* (Metals & Mining)	1,028	9,581
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	122	14,517
Novavax, Inc.*(a) (Biotechnology)	508	3,414
Novocure, Ltd.* (Health Care Equipment & Supplies)	345	4,461
NPK International, Inc.* (Energy Equipment & Services)	278	3,314
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	166	1,597
Nurix Therapeutics, Inc.* (Biotechnology)	340	6,450
NuScale Power Corp.* (Electrical Equipment)	430	6,093
Nutex Health, Inc.* (Software)	12	1,975
Nuvalent, Inc.*—Class A (Biotechnology)	170	17,100
Nuvation Bio, Inc.* (Pharmaceuticals)	818	7,329
Nuvectis Pharma, Inc.* (Biotech & Pharma)	52	393
NVE Corp.* (Semiconductors & Semiconductor Equipment)	16	949
Oak Valley Bancorp (Banks)	23	691
Oceaneering International, Inc.* (Energy Equipment & Services)	335	8,050
OceanFirst Financial Corp. (Banks)	191	3,428
Ocular Therapeutix, Inc.* (Pharmaceuticals)	631	7,660
OFG Bancorp (Banks)	150	6,147
Ohio Valley Banc Corp. (Asset Management)	13	520
O-I Glass, Inc. (Containers & Packaging)	522	7,705
Oil States International, Inc.* (Energy Equipment & Services)	191	1,293
Oil-Dri Corp. of America (Household Products)	34	1,664
Oklo, Inc.* (Electric Utilities)	369	26,479
Olaplex Holdings, Inc.* (Personal Care Products)	477	639
Old National Bancorp (Banks)	1,189	26,526
Old Second Bancorp, Inc. (Banks)	171	3,335
Olema Pharmaceuticals, Inc.* (Biotechnology)	202	5,050
Olympic Steel, Inc. (Metals & Mining)	34	1,455
Omada Health, Inc.* (Health Care Providers & Services)	32	505
Omega Flex, Inc.* (Machinery)	12	353
Omeros Corp.* (Pharmaceuticals)	223	3,830
OmniAb, Inc.* (Life Sciences Tools & Services)	357	660

Common Stocks, continued

	Shares	Value
Omnicell, Inc.* (Health Care Equipment & Supplies)	155	$7,022
ON24, Inc.* (Software)	127	1,011
ONE Gas, Inc. (Gas Utilities)	203	15,682
One Liberty Properties, Inc. (Equity REIT— Diversified)	62	1,258
OneSpan, Inc. (Software)	122	1,566
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	339	7,031
OneWater Marine, Inc.* (Specialty Retail)	39	422
Onity Group, Inc.* (Financial Services)	23	1,053
Ooma, Inc.* (Software)	86	1,009
OP Bancorp (Banking)	40	565
OPAL Fuels, Inc.* (Renewable Energy)	72	170
Open Lending Corp.* (Capital Markets)	343	532
OPENLANE, Inc.* (Commercial Services & Supplies)	357	10,631
OPKO Health, Inc.* (Health Care Providers & Services)	1,396	1,759
Oportun Financial Corp.* (Specialty Finance)	137	724
OppFi, Inc.* (Consumer Finance)	91	952
OptimizeRx Corp.* (Health Care Technology)	54	662
Option Care Health, Inc.* (Health Care Providers & Services)	542	17,268
Orange County Bancorp, Inc. (Banks)	40	1,142
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	241	583
Orchid Island Capital, Inc. (Mortgage REITs)	520	3,744
Organogenesis Holdings, Inc.* (Biotechnology)	232	1,202
ORIC Pharmaceuticals, Inc.* (Biotechnology)	224	1,832
Origin Bancorp, Inc. (Banks)	101	3,799
Orion Group Holdings, Inc.* (Construction & Engineering)	128	1,272
Orion SA (Chemicals)	188	993
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	207	22,867
Orrstown Financial Services, Inc. (Banks)	63	2,231
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	132	2,001
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	57	1,012
Oruka Therapeutics Inc* (Biotechnology)	131	3,971
Oscar Health, Inc.*—Class A (Insurance)	671	9,642
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	55	14,028
Otter Tail Corp. (Electric Utilities)	131	10,586
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	185	4,003
Outfront Media, Inc. (Specialized REITs)	502	12,098
Outset Medical, Inc.* (Software)	56	208
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	48	1,642
P10, Inc.—Class A (Capital Markets)	198	1,942
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	936	1,750
Pacira BioSciences, Inc.* (Pharmaceuticals)	152	3,934
PACS Group, Inc.* (Health Care Providers & Services)	149	5,720
Pagaya Technologies, Ltd.*—Class A (Software)	173	3,616
PagerDuty, Inc.* (Software)	303	3,972

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 153

Common Stocks, continued

	Shares	Value
Pagseguro Digital, Ltd.—Class A (Financial Services)	608	$5,861
Palladyne AI Corp.* (Machinery)	103	439
Palomar Holdings, Inc.* (Insurance)	89	11,994
Palvella Therapeutics, Inc.* (Biotechnology)	25	2,617
PAM Transportation Services, Inc.* (Ground Transportation)	16	193
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	101	695
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	111	4,272
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	169	5,939
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	136	4,934
Park Aerospace Corp. (Aerospace & Defense)	62	1,323
Park National Corp. (Banks)	50	7,609
Parke Bancorp, Inc.* (Banks)	34	851
Park-Ohio Holdings Corp.* (Machinery)	33	691
Pathward Financial, Inc. (Banks)	77	5,467
Patria Investments, Ltd.—Class A (Capital Markets)	225	3,575
Patrick Industries, Inc. (Automobile Components)	110	11,927
Patriot National Bancorp, Inc.* (Banking)	232	422
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,177	7,191
Payoneer Global, Inc.* (Financial Services)	945	5,311
Paysafe, Ltd.* (Financial Services)	110	890
Paysign, Inc.* (Financial Services)	118	608
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	284	7,702
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	38	2,195
PCB Bancorp (Banks)	37	801
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	108	3,081
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	415	12,326
Peakstone Realty Trust (Office REITs)	125	1,794
Peapack-Gladstone Financial Corp. (Banks)	54	1,504
Pebblebrook Hotel Trust (Hotel & Resort REITs)	399	4,517
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	294	6,289
Peloton Interactive, Inc.*—Class A (Leisure Products)	1,344	8,279
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	177	3,462
PennyMac Financial Services, Inc. (Financial Services)	99	13,052
PennyMac Mortgage Investment Trust (Mortgage REITs)	296	3,715
Peoples Bancorp of North Carolina, Inc. (Banks)	14	507
Peoples Bancorp, Inc.* (Banks)	118	3,544
Peoples Financial Services Corp. (Banks)	32	1,559
Perdoceo Education Corp. (Diversified Consumer Services)	222	6,511
Perella Weinberg Partners (Capital Markets)	211	3,650
Perimeter Solutions SA* (Chemicals)	472	12,994
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	59	743

Common Stocks, continued

	Shares	Value
Perpetua Resources Corp.* (Metals & Mining)	288	$6,972
Personalis, Inc.* (Health Care Facilities & Services)	170	1,353
Perspective Therapeutics, Inc.* (Biotechnology)	202	556
Petco Health & Wellness Co., Inc.* (Specialty Retail)	269	756
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	135	2,240
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	69	2,578
Phillips Edison & Co., Inc. (Retail REITs)	429	15,260
Phinia, Inc. (Automobile Components)	129	8,087
Phoenix Education Partners, Inc.* (Diversified Consumer Services)	17	515
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	194	6,208
Phreesia, Inc.* (Health Care Technology)	194	3,282
Picard Medical, Inc.* (Health Care Equipment & Supplies)	17	30
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	422	3,519
Pioneer Bancorp, Inc.* (Banks)	37	499
Piper Sandler Cos. (Capital Markets)	59	20,043
Pitney Bowes, Inc. (Commercial Services & Supplies)	547	5,782
PJT Partners, Inc.—Class A (Capital Markets)	78	13,042
Planet Labs PBC* (Professional Services)	808	15,933
Playstudios, Inc.* (Entertainment)	303	197
Playtika Holding, Corp.* (Entertainment Content)	191	755
Plexus Corp.* (Electronic Equipment, Instruments & Components)	91	13,377
Plug Power, Inc.*(a) (Electrical Equipment)	3,820	7,525
Plumas Bancorp* (Banks)	22	983
Plymouth Industrial REIT, Inc. (Industrial REITs)	143	3,129
Polaris, Inc. (Leisure Products)	181	11,449
Ponce Financial Group, Inc.* (Banks)	67	1,095
Porch Group, Inc.* (Software)	294	2,684
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	226	1,026
Portland General Electric Co. (Electric Utilities)	384	18,428
Postal Realty Trust, Inc.—Class A (Office REITs)	79	1,275
PotlatchDeltic Corp. (Specialized REITs)	261	10,383
Powell Industries, Inc. (Electrical Equipment)	32	10,201
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	190	6,753
Power Solutions International, Inc.* (Machinery)	29	1,657
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	422	2,245
PRA Group, Inc.* (Consumer Finance)	132	2,335
Prairie Operating Co.* (Software)	98	166
Praxis Precision Medicines, Inc.* (Biotechnology)	76	22,400
Precigen, Inc.* (Biotechnology)	611	2,554
Preferred Bank (Banks)	40	3,777
Preformed Line Products Co.* (Electrical Equipment)	9	1,860
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	168	10,364
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	87	10,673

See accompanying notes to financial statements.

154 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Prime Medicine, Inc.* (Biotechnology)	337	$1,169
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	171
Primis Financial Corp. (Banks)	71	988
Primoris Services Corp. (Construction & Engineering)	184	22,842
Princeton Bancorp, Inc. (Banks)	18	624
Priority Technology Holdings, Inc.* (Financial Services)	93	507
Privia Health Group, Inc.* (Health Care Providers & Services)	395	9,365
ProAssurance Corp. (Insurance)	173	4,180
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	181	5,694
Pro-Dex, Inc.* (Medical Equipment & Devices)	7	269
Proficient Auto Logistics, Inc.* (Ground Transportation)	82	790
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	97	377
PROG Holdings, Inc.* (Consumer Finance)	133	3,922
Progress Software Corp. (Software)	145	6,229
Progyny, Inc.* (Health Care Providers & Services)	255	6,548
ProPetro Holding Corp.* (Energy Equipment & Services)	272	2,587
Protagonist Therapeutics, Inc.* (Biotechnology)	197	17,206
Protalix BioTherapeutics, Inc.* (Biotech & Pharma)	245	441
Protara Therapeutics, Inc.* (Biotech & Pharma)	120	640
Prothena Corp. PLC* (Biotechnology)	149	1,423
Proto Labs, Inc.* (Machinery)	81	4,098
Provident Financial Services, Inc. (Banks)	437	8,631
PTC Therapeutics, Inc.* (Biotechnology)	264	20,053
PubMatic, Inc.*—Class A (Media)	128	1,135
Pulmonx Corp.* (Health Care Equipment & Supplies)	131	290
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	60	824
Puma Biotechnology, Inc.* (Biotechnology)	146	869
Pure Cycle Corp.* (Water Utilities)	71	780
PureCycle Technologies, Inc.*(a) (Chemicals)	441	3,788
Q2 Holdings, Inc.* (Software)	211	15,226
QCR Holdings, Inc. (Banks)	56	4,665
Quad/Graphics, Inc. (Commercial Services & Supplies)	98	614
Quaker Chemical Corp. (Chemicals)	47	6,454
Qualys, Inc.* (Software)	124	16,480
Quanex Building Products Corp. (Building Products)	156	2,399
Quanterix Corp.* (Life Sciences Tools & Services)	150	954
Quantum Computing, Inc.* (Software)	684	7,018
Quantum-Si, Inc.* (Life Sciences Tools & Services)	533	586
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	230	6,569
QuinStreet, Inc.* (Interactive Media & Services)	188	2,702
Rackspace Technology, Inc.* (IT Services)	284	276
Radian Group, Inc. (Financial Services)	460	16,555
Radiant Logistics, Inc.* (Air Freight & Logistics)	123	779
RadNet, Inc.* (Health Care Providers & Services)	232	16,553

Common Stocks, continued

	Shares	Value
Ramaco Resources, Inc.—Class A (Metals & Mining)	141	$2,538
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	366	33,632
Ranger Bermuda Topco Ltd.* (Insurance)	9	92
Ranger Energy Services, Inc.* (Energy Equipment & Services)	68	951
Ranpak Holdings Corp.* (Containers & Packaging)	159	860
Rapid7, Inc.* (Software)	217	3,298
Rapport Therapeutics, Inc.* (Pharmaceuticals)	97	2,943
Rayonier Advanced Materials, Inc.* (Chemicals)	219	1,290
RBB Bancorp (Banks)	55	1,135
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	28	668
RCM Technologies, Inc. (Technology Services)	17	348
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	62	471
Ready Capital Corp. (Mortgage REITs)	503	1,097
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	1,290	5,276
Red Cat Holdings, Inc.*(a) (Aerospace & Defense)	347	2,752
Red River Bancshares, Inc.* (Banks)	17	1,214
Red Rock Resorts, Inc.*—Class A (Hotels, Restaurants & Leisure)	166	10,284
Red Violet, Inc.* (Software)	38	2,164
Redwire Corp.*(a) (Aerospace & Defense)	248	1,885
Redwood Trust, Inc. (Mortgage REITs)	430	2,378
REGENXBIO, Inc.* (Biotechnology)	159	2,290
Regional Management Corp.* (Consumer Finance)	31	1,201
Relay Therapeutics, Inc.* (Biotechnology)	478	4,044
Remitly Global, Inc.* (Financial Services)	573	7,907
Renasant Corp. (Banks)	320	11,270
Repay Holdings Corp.* (Financial Services)	229	836
Replimune Group, Inc.* (Biotechnology)	235	2,284
ReposiTrak, Inc. (Software)	38	470
Republic Bancorp, Inc.*—Class A (Banks)	28	1,932
Reservoir Media, Inc.* (Entertainment)	69	522
Resideo Technologies, Inc.* (Building Products)	438	15,383
Resolute Holdings Management, Inc.* (Asset Management)	14	2,890
Resources Connection, Inc. (Professional Services)	106	534
REV Group, Inc. (Machinery)	165	10,034
Revolve Group, Inc.* (Specialty Retail)	138	4,166
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	98	3,167
Rezolute, Inc.* (Biotechnology)	274	647
Rezolve AI PLC* (Software)	608	1,563
RGC Resources, Inc. (Gas Utilities)	28	596
Rhinebeck Bancorp, Inc.* (Banking)	15	180
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	180	19,267
Ribbon Communications, Inc.* (Communications Equipment)	318	916
Richardson Electronics, Ltd.* (Electronic Equipment, Instruments & Components)	41	446
Richmond Mutual BanCorp, Inc. (Banking)	28	393
Richtech Robotics, Inc.* (Machinery)	520	1,680
Rigel Pharmaceuticals, Inc.* (Biotechnology)	60	2,570

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 155

Common Stocks, continued

	Shares	Value
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	1,084	$24,011
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	50	1,320
Rimini Street, Inc.* (Software)	166	644
Riot Platforms, Inc.* (Software)	1,183	14,989
Rithm Property Trust, Inc. (Specialty Finance)	24	395
Riverview Bancorp, Inc.* (Banking)	69	346
RLJ Lodging Trust (Hotel & Resort REITs)	466	3,472
Rocket Pharmaceuticals, Inc.* (Biotechnology)	287	1,007
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	24	704
Rogers Corp.* (Electronic Equipment, Instruments & Components)	61	5,586
Root, Inc.*—Class A (Insurance)	42	3,034
RPC, Inc. (Energy Equipment & Services)	303	1,648
Rumble, Inc.*(a) (Internet Media & Services)	362	2,287
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	207	11,166
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	29	1,632
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	311	6,043
RXO, Inc.* (Ground Transportation)	552	6,978
RxSight, Inc.* (Health Care Equipment & Supplies)	118	1,230
Ryerson Holding Corp. (Metals & Mining)	92	2,315
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	210	19,870
S&T Bancorp, Inc.* (Banks)	130	5,116
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	258	2,327
Sabra Health Care REIT, Inc. (Health Care REITs)	807	15,285
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,257	1,710
Safe Builders, Inc. (Marine Transportation)	174	839
Safehold, Inc. (Specialized REITs)	191	2,615
Safety Insurance Group, Inc. (Insurance)	50	3,896
Sally Beauty Holdings, Inc.* (Specialty Retail)	337	4,806
Sana Biotechnology, Inc.* (Biotechnology)	560	2,279
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	10	234
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	123	1,775
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	177	26,563
SANUWAVE Health, Inc.* (Medical Equipment & Devices)	25	746
Satellogic, Inc.* (Telecommunications)	285	533
Saul Centers, Inc. (Retail REITs)	42	1,324
Savara, Inc.* (Biotechnology)	480	2,894
Savers Value Village, Inc.* (Broadline Retail)	130	1,214
SB Financial Group, Inc.* (Banking)	19	423
SBC Medical Group Holdings, Inc.* (Health Care Facilities & Services)	38	164
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	74	2,890
Scholar Rock Holding Corp.* (Biotechnology)	279	12,290
Scholastic Corp. (Media)	69	2,044
Schrodinger, Inc.* (Health Care Technology)	191	3,415
Scilex Holding Co.* (Biotech & Pharma)	8	97

Common Stocks, continued

	Shares	Value
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	153	$7,777
Seacoast Banking Corp. of Florida (Banks)	296	9,300
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	74	445
Seadrill, Ltd.* (Energy Equipment & Services)	213	7,370
Seaport Entertainment Group, Inc.* (Real Estate Owners & Developers)	25	494
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	92	3,340
Security National Financial Corp.*—Class A (Specialty Finance)	56	505
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	321	3,377
Select Medical Holdings Corp. (Health Care Providers & Services)	365	5,420
Selective Insurance Group, Inc. (Insurance)	206	17,235
Selectquote, Inc.* (Insurance)	476	671
SELLAS Life Sciences Group, Inc.*(a) (Biotech & Pharma)	420	1,583
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	45	688
SEMrush Holdings, Inc.* (Software)	174	2,069
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	296	21,812
Seneca Foods Corp.*—Class A (Food Products)	16	1,770
Sensient Technologies Corp. (Chemicals)	143	13,435
Septerna, Inc.* (Pharmaceuticals)	72	2,007
Serve Robotics, Inc.*(a) (Internet Media & Services)	212	2,201
Service Properties Trust (Hotel & Resort REITs)	524	964
ServisFirst Bancshares, Inc. (Banks)	175	12,563
Seven Hills Realty Trust (Mortgage REITs)	75	668
Sezzle, Inc.* (Financial Services)	55	3,491
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	411	3,210
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	132	10,713
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	172	1,988
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	570	4,845
Shoe Carnival, Inc. (Specialty Retail)	62	1,047
Shore Bancshares, Inc. (Banks)	105	1,856
Shoulder Innovations, Inc.* (Health Care Equipment & Supplies)	16	229
Shutterstock, Inc.* (Interactive Media & Services)	83	1,585
SI-BONE, Inc.* (Health Care Equipment & Supplies)	131	2,583
Siebert Financial Corp.* (Asset Management)	48	168
Sierra Bancorp (Banks)	42	1,373
SIGA Technologies, Inc.* (Pharmaceuticals)	139	849
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	142	1,126
Signet Jewelers, Ltd. (Specialty Retail)	136	11,272
Sila Realty Trust, Inc. (Health Care REITs)	189	4,406
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	111	14,508
Silvaco Group, Inc.* (Software)	28	113
Silvercrest Asset Management Group, Inc.— Class A (Capital Markets)	23	349

See accompanying notes to financial statements.

156 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Simmons First National Corp.—Class A (Banks)	490	$9,237
Simulations Plus, Inc. (Health Care Technology)	57	1,039
Sinclair, Inc.* (Media)	131	2,004
Sionna Therapeutics, Inc.* (Biotechnology)	54	2,222
SiriusPoint, Ltd.* (Insurance)	348	7,618
SITE Centers Corp. (Retail REITs)	170	1,091
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	73	25,783
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	326	5,001
Skillsoft Corp.* (Software)	17	158
Sky Harbour Group Corp.* (Transportation Infrastructure)	72	646
Skyward Specialty Insurance Group, Inc.* (Insurance)	121	6,184
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	103	1,870
SkyWest, Inc.* (Passenger Airlines)	137	13,756
SKYX Platforms Corp.* (Electrical Equipment)	243	527
SL Green Realty Corp. (Office REITs)	244	11,193
Sleep Number Corp.* (Specialty Retail)	62	525
Slide Insurance Holdings, Inc.* (Insurance)	91	1,773
SM Energy Co. (Oil, Gas & Consumable Fuels)	387	7,237
SmartFinancial, Inc.* (Banks)	49	1,813
Smartstop Self Storage REIT, Inc. (REITS & Real Estate Management)	106	3,280
Smith & Wesson Brands, Inc. (Leisure Products)	149	1,471
Smith-Midland Corp.* (Construction Materials)	9	327
Solaris Energy Infrastructure, Inc.—Class A (Energy Equipment & Services)	144	6,620
Soleno Therapeutics, Inc.* (Biotechnology)	158	7,315
Solesence, Inc.* (Household Products)	64	102
Solid Biosciences, Inc.* (Biotechnology)	200	1,128
Solid Power, Inc.* (Automobile Components)	523	2,223
Sonic Automotive, Inc.—Class A (Specialty Retail)	51	3,155
Sonida Senior Living, Inc.* (Health Care Providers & Services)	19	620
Sonos, Inc.* (Household Durables)	405	7,112
Sound Financial Bancorp, Inc.* (Banking)	7	305
SoundHound AI, Inc.*(a)—Class A (Software)	1,272	12,682
SoundThinking, Inc.* (Software)	32	257
South Plains Financial, Inc. (Banks)	44	1,707
Southern California BanCorp* (Banks)	76	1,419
Southern First Bancshares, Inc.* (Banks)	26	1,340
Southern Missouri Bancorp, Inc. (Banks)	33	1,951
Southland Holdings, Inc.* (Construction & Engineering)	43	143
Southside Bancshares, Inc. (Banks)	98	2,978
Southwest Gas Holdings, Inc. (Gas Utilities)	220	17,604
Spectrum Brands Holdings, Inc. (Household Products)	80	4,726
Sphere Entertainment Co.* (Entertainment)	94	8,939
Spire Global, Inc.* (Professional Services)	93	698
Spire, Inc. (Gas Utilities)	198	16,375
Spok Holdings, Inc. (Wireless Telecommunication Services)	69	910
Sprinklr, Inc.*—Class A (Software)	382	2,972
Sprout Social, Inc.*—Class A (Software)	178	2,006
SPS Commerce, Inc.* (Software)	129	11,498
SPX Technologies, Inc.* (Machinery)	164	32,809

Common Stocks, continued

	Shares	Value
Spyre Therapeutics, Inc.* (Biotechnology)	234	$7,666
SR Bancorp, Inc. (Banking)	25	394
SSR Mining, Inc. (Metals & Mining)	691	15,147
STAAR Surgical Co.* (Health Care Equipment & Supplies)	169	3,902
Stagwell, Inc. (Media)	379	1,853
Standard BioTools, Inc.* (Life Sciences Tools & Services)	1,015	1,299
Standard Motor Products, Inc. (Automobile Components)	72	2,653
Standex International Corp. (Machinery)	41	8,908
Starz Entertainment Corp.* (Entertainment)	39	456
Stellar Bancorp, Inc. (Banks)	160	4,950
Stepan Co. (Chemicals)	73	3,457
StepStone Group, Inc.—Class A (Capital Markets)	237	15,208
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	206	474
Sterling Infrastructure, Inc.* (Construction & Engineering)	101	30,928
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	244	10,160
Stewart Information Services Corp. (Insurance)	94	6,604
Stitch Fix, Inc.*—Class A (Specialty Retail)	379	1,990
Stock Yards Bancorp, Inc. (Banks)	89	5,781
Stoke Therapeutics, Inc.* (Biotechnology)	152	4,824
StoneCo, Ltd.* (Financial Services)	852	12,601
StoneX Group, Inc.* (Capital Markets)	166	15,792
Strata Critical Medical, Inc.*—Class A (Passenger Airlines)	232	1,116
Strategic Education, Inc. (Diversified Consumer Services)	79	6,336
Strattec Security Corporation (Automobile Components)	14	1,066
Stratus Properties, Inc.* (Real Estate Management & Development)	23	556
Strawberry Fields REIT, Inc. (Health Care REITs)	26	341
Stride, Inc.* (Diversified Consumer Services)	145	9,415
Sturm Ruger & Co., Inc. (Leisure Products)	48	1,567
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	361	1,758
Summit Midstream Corp.* (Oil & Gas Producers)	32	854
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	174	2,504
SunCoke Energy, Inc. (Metals & Mining)	288	2,074
SunOpta, Inc.* (Food Products)	325	1,235
Sunrise Realty Trust, Inc. (Mortgage REITs)	34	321
Sunrun, Inc.* (Electrical Equipment)	759	13,966
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	617	5,516
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	540	6,453
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	37	358
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	183	9,095
Surgery Partners, Inc.* (Health Care Providers & Services)	262	4,048
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	351	2,373

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 157

Common Stocks, continued

	Shares	Value
SWK Holdings Corp.* (Financial Services)	10	$172
Sylvamo Corp. (Paper & Forest Products)	117	5,634
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	132	9,771
Synchronoss Technologies, Inc.* (Software)	32	274
Syndax Pharmaceuticals, Inc.* (Biotechnology)	289	6,072
T1 Energy, Inc.* (Electrical Equipment)	452	3,019
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	75	2,175
Talkspace, Inc.* (Health Care Providers & Services)	489	1,775
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	443	4,882
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	230	5,055
Tanger, Inc. (Retail REITs)	379	12,647
Tango Therapeutics, Inc.*(a) (Biotechnology)	361	3,198
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	109	873
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	133	10,890
Taylor Morrison Home Corp.* (Household Durables)	326	19,191
Taysha Gene Therapies, Inc.* (Biotechnology)	749	4,120
Teads Holding Company* (Interactive Media & Services)	124	87
TechTarget, Inc.* (Media)	98	529
Tecnoglass, Inc. (Building Products)	92	4,629
Tectonic Therapeutic, Inc.* (Biotech & Pharma)	37	772
Teekay Corp.* (Transportation & Logistics)	181	1,634
Teekay Tankers, Ltd.—Class A (Transportation & Logistics)	81	4,328
TEGNA, Inc. (Media)	546	10,599
Tejon Ranch Co.* (Real Estate Management & Development)	71	1,120
Teladoc Health, Inc.* (Health Care Technology)	604	4,228
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	338	13,858
Telos Corp.* (Software)	181	923
Tenable Holdings, Inc.* (Software)	412	9,694
Tennant Co. (Machinery)	63	4,643
Terawulf, Inc.* (Software)	1,029	11,823
Terex Corp. (Machinery)	219	11,690
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	291	11,757
Terreno Realty Corp. (Industrial REITs)	347	20,372
TETRA Technologies, Inc.* (Energy Equipment & Services)	431	4,038
Tevogen Bio Holdings, Inc.* (Biotechnology)	139	46
Texas Capital Bancshares, Inc.* (Banks)	154	13,943
TG Therapeutics, Inc.* (Biotechnology)	493	14,696
The Andersons, Inc. (Consumer Staples Distribution & Retail)	111	5,902
The Arena Group Holdings, Inc.* (Advertising & Marketing)	44	176
The Baldwin Insurance Group, Inc.* (Insurance)	242	5,815
The Bancorp, Inc.* (Banks)	144	9,723
The Bank of NT Butterfield & Son, Ltd. (Banks)	142	7,074
The Beauty Health Co.* (Personal Care Products)	388	539
The Brink's Co. (Commercial Services & Supplies)	143	16,693
The Buckle, Inc. (Specialty Retail)	107	5,716

Common Stocks, continued

	Shares	Value
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	157	$7,925
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	124	7,729
The Chemours Co. (Chemicals)	511	6,025
The E.W. Scripps Co.*—Class A (Media)	215	858
The Eastern Co. (Machinery)	19	374
The Ensign Group, Inc. (Health Care Providers & Services)	191	33,272
The First Bancorp, Inc. (Banks)	37	978
The GEO Group, Inc. (Commercial Services & Supplies)	459	7,399
The Goodyear Tire & Rubber Co.* (Automobile Components)	936	8,199
The Gorman-Rupp Co. (Machinery)	71	3,390
The Greenbrier Cos., Inc. (Machinery)	103	4,814
The Hackett Group, Inc. (IT Services)	85	1,669
The Hain Celestial Group, Inc.* (Food Products)	307	328
The Honest Co., Inc.* (Personal Care Products)	317	818
The Joint Corp.* (Health Care Providers & Services)	48	419
The Lovesac Co.* (Household Durables)	45	664
The Macerich Co. (Retail REITs)	862	15,913
The Manitowoc Co., Inc. (Machinery)	117	1,403
The Marcus Corp. (Entertainment)	77	1,194
The Oncology Institute, Inc.* (Health Care Facilities & Services)	231	822
The Pennant Group, Inc.* (Health Care Providers & Services)	115	3,237
The Real Brokerage, Inc.* (Real Estate Management & Development)	449	1,639
The RealReal, Inc.* (Specialty Retail)	341	5,381
The RMR Group, Inc.—Class A (Real Estate Management & Development)	53	790
The Simply Good Foods Co.* (Food Products)	315	6,325
The St. Joe Co.* (Real Estate Management & Development)	129	7,659
The Vita Coco Co., Inc.* (Beverages)	162	8,588
The York Water Co.* (Water Utilities)	49	1,560
Theravance Biopharma, Inc.* (Pharmaceuticals)	128	2,395
Thermon Group Holdings, Inc.* (Electrical Equipment)	112	4,162
Third Coast Bancshares, Inc.* (Banks)	44	1,672
ThredUp, Inc.*—Class A (Specialty Retail)	333	2,128
Thryv Holdings, Inc.* (Media)	126	762
Tidewater, Inc.* (Energy Equipment & Services)	167	8,435
Timberland Bancorp, Inc. (Banks)	25	895
TimkenSteel Corp. (Metals & Mining)	125	2,145
Tiptree, Inc. (Insurance)	80	1,462
Titan America SA (Construction Materials)	82	1,351
Titan International, Inc.* (Machinery)	165	1,292
Titan Machinery, Inc.* (Trading Companies & Distributors)	72	1,083
Tompkins Financial Corp. (Banks)	46	3,336
Tonix Pharmaceuticals Holding Corp.* (Biotech & Pharma)	39	609
Tootsie Roll Industries, Inc. (Food Products)	61	2,234
Topgolf Callaway Brands Corp.* (Leisure Products)	448	5,228
Torrid Holdings, Inc.* (Specialty Retail)	114	112
TowneBank (Banks)	249	8,309

See accompanying notes to financial statements.

158 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
TPG RE Finance Trust, Inc. (Mortgage REITs)	229	$1,972
Traeger, Inc.* (Household Durables)	112	121
Transcat, Inc.* (Trading Companies & Distributors)	31	1,759
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	6	352
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	114	13,867
Transocean, Ltd. (Energy Equipment & Services)	3,152	13,018
Travelzoo* (Internet Media & Services)	21	150
Travere Therapeutics, Inc.* (Biotechnology)	280	10,699
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	162	397
Tredegar Corp.* (Metals & Mining)	91	653
TreeHouse Foods, Inc.* (Food Products)	171	4,034
Trevi Therapeutics, Inc.* (Pharmaceuticals)	308	3,856
Tri Pointe Homes, Inc.* (Household Durables)	288	9,063
TriCompany Bancshares (Banks)	103	4,879
Triller Group, Inc.* (Internet Media & Services)	327	10
TriMas Corp. (Containers & Packaging)	108	3,829
TriNet Group, Inc. (Professional Services)	102	6,031
Trinity Industries, Inc. (Machinery)	273	7,218
Trinseo PLC (Chemicals)	115	57
TripAdvisor, Inc.* (Interactive Media & Services)	388	5,649
TriSalus Life Sciences, Inc.* (Biotech & Pharma)	103	719
Triumph Financial, Inc.* (Banks)	77	4,823
Tronox Holdings PLC—Class A (Chemicals)	405	1,689
TruBridge, Inc.* (Software)	34	750
TrueBlue, Inc.* (Professional Services)	97	441
TrueCar, Inc.* (Interactive Media & Services)	271	612
Trupanion, Inc.* (Insurance)	126	4,709
TrustCo Bank Corp. (Banks)	63	2,604
Trustmark Corp. (Banks)	191	7,439
TSS, Inc.* (Engineering & Construction)	71	502
TTEC Holdings, Inc. (Professional Services)	68	245
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	347	23,943
Tucows, Inc.*—Class A (IT Services)	23	516
TuHURA Biosciences, Inc.* (Biotech & Pharma)	113	86
Turning Point Brands, Inc. (Tobacco)	59	6,395
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	54	758
Tutor Perini Corp. (Construction & Engineering)	151	10,120
Tvardi Therapeutics, Inc.* (Biotech & Pharma)	18	77
Twist Bioscience Corp.* (Biotechnology)	203	6,439
Two Harbors Investment Corp. (Mortgage REITs)	354	3,717
TXNM Energy, Inc. (Electric Utilities)	342	20,137
Tyra Biosciences, Inc.* (Biotechnology)	88	2,314
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	51	3,983
Udemy, Inc.* (Diversified Consumer Services)	324	1,895
UFP Industries, Inc. (Building Products)	197	17,937
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	26	5,773
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	152	3,850
UMB Financial Corp. (Banks)	247	28,414
UMH Properties, Inc. (Residential REITs)	272	4,328
UniFirst Corp. (Commercial Services & Supplies)	50	9,645

Common Stocks, continued

	Shares	Value
Union Bankshares, Inc. (Banking)	12	$285
Unisys Corp.* (IT Services)	226	624
United Bankshares, Inc. (Banks)	475	18,240
United Community Banks, Inc. (Banks)	416	12,988
United Fire Group, Inc. (Insurance)	71	2,581
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	203	6,835
United Security Bancshares/Fresno CA* (Banking)	47	473
United States Antimony Corp.* (Metals & Mining)	404	2,028
United States Lime & Minerals, Inc. (Construction Materials)	37	4,430
Uniti Group, Inc.* (Specialized REITs)	567	3,975
Unitil Corp. (Multi-Utilities)	60	2,906
Unity Bancorp, Inc. (Banks)	25	1,293
Universal Corp. (Tobacco)	82	4,326
Universal Health Realty Income Trust (Health Care REITs)	44	1,725
Universal Insurance Holdings, Inc. (Insurance)	86	2,907
Universal Logistics Holdings, Inc. (Ground Transportation)	23	349
Universal Technical Institute, Inc.* (Diversified Consumer Services)	158	4,129
Univest Financial Corp. (Banks)	96	3,143
Upbound Group, Inc. (Specialty Retail)	178	3,126
Upstart Holdings, Inc.* (Consumer Finance)	289	12,638
Upstream Bio, Inc.* (Biotechnology)	111	3,014
Upwork, Inc.* (Professional Services)	417	8,265
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,620	18,922
Urban Edge Properties (Retail REITs)	432	8,290
Urban Outfitters, Inc.* (Specialty Retail)	208	15,654
UroGen Pharma, Ltd.* (Biotechnology)	125	2,928
US Gold Corp.* (Metals & Mining)	40	776
US Goldmining, Inc.* (Metals & Mining)	8	71
USA Rare Earth, Inc.* (Metals & Mining)	299	3,558
USANA Health Sciences, Inc.* (Personal Care Products)	37	726
USCB Financial Holdings, Inc. (Banks)	40	737
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	10	560
Utz Brands, Inc. (Food Products)	250	2,595
V2X, Inc.* (Aerospace & Defense)	78	4,255
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	351	1,278
Valaris, Ltd.* (Energy Equipment & Services)	212	10,685
Valhi, Inc. (Chemicals)	8	96
Valley National Bancorp (Banks)	1,646	19,224
Value Line, Inc. (Capital Markets)	3	115
Vanda Pharmaceuticals, Inc.* (Biotechnology)	189	1,667
Varex Imaging Corp.* (Health Care Equipment & Supplies)	139	1,619
Varonis Systems, Inc.* (Software)	395	12,956
Vaxcyte, Inc.* (Biotechnology)	388	17,902
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	202	5,773
Velocity Financial, Inc.* (Financial Services)	39	810
Vera Therapeutics, Inc.* (Biotechnology)	189	9,571
Veracyte, Inc.* (Biotechnology)	266	11,199
Verastem, Inc.* (Biotechnology)	181	1,397
See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 159

Common Stocks, continued

	Shares	Value
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	14	$29
Vericel Corp.* (Biotechnology)	171	6,158
Verra Mobility Corp.* (Professional Services)	542	12,146
Vertex, Inc.*—Class A (Software)	238	4,753
Vestis Corp. (Commercial Services & Supplies)	391	2,608
Via Transportation, Inc.* (Software)	35	1,015
Viad Corp.* (Commercial Services & Supplies)	72	2,425
Viant Technology, Inc.*—Class A (Software)	50	602
Viasat, Inc.* (Communications Equipment)	419	14,439
Viavi Solutions, Inc.* (Communications Equipment)	751	13,383
Vicor Corp.* (Electrical Equipment)	78	8,549
Victoria's Secret & Co.* (Specialty Retail)	235	12,730
Victory Capital Holdings, Inc.—Class A (Capital Markets)	150	9,464
Viemed Healthcare, Inc.* (Health Care Providers & Services)	116	862
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	31	1,097
Vir Biotechnology, Inc.* (Biotechnology)	302	1,821
Virco Mfg. Corp.* (Commercial Services & Supplies)	38	243
Virginia National Bankshares Corp. (Banks)	16	638
Viridian Therapeutics, Inc.* (Biotechnology)	271	8,434
Virtus Investment Partners, Inc. (Capital Markets)	22	3,589
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	411	5,955
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	41	1,579
Visteon Corp. (Automobile Components)	93	8,844
Vital Farms, Inc.* (Food Products)	117	3,737
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	100	1,926
Vivid Seats, Inc.*—Class A (Entertainment)	11	79
Vox Royalty Corp. (Metals & Mining)	202	957
Voyager Technologies, Inc.* (Aerospace & Defense)	47	1,229
Voyager Therapeutics, Inc.* (Biotechnology)	158	621
Vroom, Inc.* (Specialty Finance)	4	80
VSE Corp. (Commercial Services & Supplies)	78	13,476
VTEX* (Software)	191	718
Vuzix Corp.* (Technology Hardware)	229	866
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	337	549
Wabash National Corp. (Machinery)	134	1,159
WaFd, Inc. (Banks)	65	1,921
Waldencast PLC*—Class A (Personal Care Products)	144	271
Walker & Dunlop, Inc. (Financial Services)	112	6,737
Warby Parker, Inc.*—Class A (Specialty Retail)	333	7,256
Warrior Met Coal, Inc. (Metals & Mining)	177	15,606
Washington Federal, Inc. (Banks)	264	8,456
Waterstone Financial, Inc. (Financial Services)	52	861
Watts Water Technologies, Inc.—Class A (Machinery)	93	25,670
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	393	6,681
Waystar Holding Corp.* (Health Care Technology)	374	12,248
WD-40 Co. (Household Products)	46	9,058

Common Stocks, continued

	Shares	Value
Weave Communications, Inc.* (Software)	206	$1,564
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	61	795
Webull Corporation* (Capital Markets)	926	7,195
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	47	3,012
Werner Enterprises, Inc. (Ground Transportation)	203	6,093
WesBanco, Inc. (Banks)	321	10,670
West Bancorp, Inc.* (Banks)	51	1,132
Westamerica Bancorp (Banks)	82	3,922
Western New England Bancorp, Inc. (Banking)	62	782
Westrock Coffee Co.* (Food Products)	122	497
Westwood Holdings Group, Inc.* (Asset Management)	25	430
Weyco Group, Inc. (Distributors)	21	642
Whitefiber, Inc.* (IT Services)	37	585
Whitestone REIT* (Retail REITs)	153	2,125
Willdan Group, Inc.* (Professional Services)	48	4,976
Willis Lease Finance Corp.* (Trading Companies & Distributors)	10	1,356
Winmark Corp. (Specialty Retail)	10	4,049
Winnebago Industries, Inc. (Automobiles)	93	3,768
WisdomTree, Inc. (Capital Markets)	420	5,120
WM Technology, Inc.* (Software)	304	251
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	273	4,955
Workiva, Inc.* (Software)	171	14,749
World Acceptance Corp.* (Consumer Finance)	10	1,404
World Kinect Corp. (Oil, Gas & Consumable Fuels)	184	4,311
Worthington Enterprises, Inc. (Household Durables)	107	5,518
Worthington Steel, Inc. (Metals & Mining)	111	3,843
WSFS Financial Corp. (Banks)	190	10,496
XCF Global, Inc.* (Oil, Gas & Consumable Fuels)	128	35
Xencor, Inc.* (Biotechnology)	239	3,659
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	322	4,553
Xenon Pharmaceuticals, Inc.* (Biotech & Pharma)	258	11,563
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	521	4,090
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	399	946
XOMA Royalty Corp.* (Biotechnology)	32	851
Xometry, Inc.*—Class A (Trading Companies & Distributors)	147	8,742
XPEL, Inc.* (Automobile Components)	86	4,292
Xperi, Inc.* (Software)	154	902
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	93	765
Yelp, Inc.* (Interactive Media & Services)	205	6,230
Yext, Inc.* (Software)	344	2,773
Zenas Biopharma, Inc.* (Biotechnology)	64	2,324
Zeta Global Holdings Corp.*—Class A (Software)	639	13,004
Zevia PBC*—Class A (Beverages)	188	436
Zevra Therapeutics, Inc.* (Pharmaceuticals)	189	1,693
Ziff Davis, Inc.* (Interactive Media & Services)	138	4,851
ZipRecruiter, Inc.* (Interactive Media & Services)	212	827
Zspace, Inc.* (Software)	19	9
Zumiez, Inc.* (Specialty Retail)	45	1,172

See accompanying notes to financial statements.

160 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2025

Common Stocks, continued

	Shares	Value
Zurn Elkay Water Solutions Corp. (Building Products)	510	$23,711
Zymeworks, Inc.* (Biotechnology)	169	4,450
TOTAL COMMON STOCKS (Cost $5,686,024)		9,861,264

Rights (0.0%)

Cartesian Therapeutics, Inc.*CVR (Biotechnology)	403	—
Chinook Therapeutics*CVR (Biotechnology)	243	—
TOTAL RIGHTS (Cost $—)		—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance* (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (34.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $5,060,022	$5,059,000	$5,059,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,059,000)		5,059,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 3.79%(e)	90,155	$90,155
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $90,155)		90,155
TOTAL INVESTMENT SECURITIES (Cost $10,835,179)—101.2%		15,010,419
Net other assets (liabilities)—(1.2)%		(180,969)
NET ASSETS—100.0%		$14,829,450

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $86,565.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $2,513,000.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at December 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2025.

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures	17	3/23/26	$2,123,300	$(72,105)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	1/27/26	3.84%	$4,117,318	$(63,116)
Russell 2000 Index	Goldman Sachs International	1/27/26	4.19%	4,427,727	(74,179)
				$8,545,045	$(137,295)
iShares Russell 2000 ETF	UBS AG	1/27/26	4.44%	$2,967,249	$(45,587)
Russell 2000 Index	UBS AG	1/27/26	4.34%	6,170,028	(99,790)
				$9,137,277	$(145,377)
				$17,682,322	$(282,672)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 161

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Advertising & Marketing	$941	NM
Aerospace & Defense	175,508	1.2%
Air Freight & Logistics	11,280	0.1%
Apparel & Textile Products	2,409	NM
Asset Management	10,863	0.1%
Automobile Components	118,785	0.8%
Automobiles	4,321	NM
Automotive	11,840	0.1%
Banking	21,704	0.1%
Banks	950,792	6.4%
Beverages	12,773	0.1%
Biotech & Pharma	43,520	0.3%
Biotechnology	918,368	6.3%
Broadline Retail	10,280	0.1%
Building Products	121,328	0.8%
Cable & Satellite	1,464	NM
Capital Markets	159,110	1.1%
Chemicals	150,156	1.0%
Commercial Services & Supplies	169,354	1.1%
Commercial Support Services	686	NM
Communications Equipment	89,629	0.6%
Construction & Engineering	235,126	1.6%
Construction Materials	19,757	0.1%
Consumer Finance	96,620	0.7%
Consumer Staples Distribution & Retail	45,604	0.3%
Containers & Packaging	23,709	0.2%
Distributors	6,082	NM
Diversified Consumer Services	104,192	0.7%
Diversified Telecommunication Services	40,510	0.3%
Electric Utilities	93,693	0.6%
Electrical Equipment	224,323	1.5%
Electronic Equipment, Instruments & Components	338,951	2.3%
Energy Equipment & Services	175,173	1.2%
Engineering & Construction	829	NM
Entertainment	49,826	0.3%
Entertainment Content	1,283	NM
Equity REIT—Diversified	56,403	0.4%
Financial Services	211,084	1.4%
Food Products	70,124	0.4%
Forestry, Paper & Wood Products	1,635	NM
Gas & Water Utilities	18,569	0.1%
Gas Utilities	82,429	0.6%
Ground Transportation	28,636	0.2%
Health Care Equipment & Supplies	252,478	1.7%
Health Care Facilities & Services	6,945	NM
Health Care Providers & Services	311,955	2.2%
Health Care REITs	100,387	0.7%
Health Care Technology	31,553	0.2%
Hotel & Resort REITs	57,541	0.4%
Hotels, Restaurants & Leisure	153,389	1.0%
Household Durables	168,668	1.1%
Household Products	25,678	0.2%
Independent Power/Renewable Electricity Producers	23,248	0.2%
Industrial Conglomerates	2,835	NM
Industrial REITs	38,773	0.3%
Institutional Financial Services	9,359	0.1%
Insurance	199,005	1.3%
Interactive Media & Services	49,299	0.3%
	Value	% of Net Assets
Internet Media & Services	$5,893	NM
IT Services	73,053	0.5%
Leisure Facilities & Services	8,722	0.1%
Leisure Products	42,999	0.3%
Life Sciences Tools & Services	35,951	0.2%
Machinery	365,186	2.5%
Marine Transportation	20,421	0.1%
Media	94,582	0.7%
Medical Equipment & Devices	16,586	0.1%
Metals & Mining	235,647	1.7%
Mortgage REITs	82,105	0.6%
Multi-Utilities	44,318	0.3%
Office REITs	47,241	0.3%
Oil & Gas Producers	6,227	NM
Oil & Gas Services & Equipment	5,343	NM
Oil, Gas & Consumable Fuels	277,166	1.9%
Paper & Forest Products	6,556	NM
Passenger Airlines	49,360	0.3%
Personal Care Products	18,535	0.1%
Pharmaceuticals	223,832	1.5%
Professional Services	159,305	1.1%
Real Estate Management & Development	65,028	0.4%
Real Estate Owners & Developers	636	NM
Real Estate Services	13,315	0.1%
REITS & Real Estate Management	3,280	NM
Renewable Energy	14,379	0.1%
Residential REITs	37,086	0.3%
Retail—Discretionary	1,182	NM
Retail REITs	114,025	0.7%
Semiconductors	981	NM
Semiconductors & Semiconductor Equipment	330,843	2.2%
Software	550,008	3.8%
Specialized REITs	39,690	0.2%
Specialty Finance	5,079	NM
Specialty Retail	216,375	1.6%
Steel	925	NM
Technology Hardware	5,132	NM
Technology Hardware, Storage & Peripherals	65,942	0.4%
Technology Services	5,878	NM
Telecommunications	10,909	0.1%
Textiles, Apparel & Luxury Goods	50,847	0.3%
Tobacco	10,900	0.1%
Trading Companies & Distributors	101,607	0.7%
Transportation & Logistics	7,815	0.1%
Transportation Infrastructure	646	NM
Water Utilities	32,500	0.2%
Wholesale—Discretionary	443	NM
Wireless Telecommunication Services	16,003	0.1%
Other**	4,968,186	33.5%
Total	$14,829,450	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

162 :: ProFund VP U.S. Government Plus :: Schedule of Portfolio Investments :: December 31, 2025

U.S. Treasury Obligations (48.4%)

	Principal Amount	Value
U.S. Treasury Bonds 4.63%, 11/15/55	$2,840,000	$2,735,658
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,794,377)		2,735,658

Repurchase Agreements(a)(b) (51.9%)

Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $2,933,592	2,933,000	2,933,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,933,000)		2,933,000
TOTAL INVESTMENT SECURITIES (Cost $5,727,377)—100.3%		5,668,658
Net other assets (liabilities)—(0.3)%		(17,100)
NET ASSETS—100.0%		$5,651,558

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2025, the aggregate amount held in a segregated account was $120,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55	Citibank North America	1/15/26	3.87%	$2,190,538	$(14,209)
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55	Societe Generale	1/15/26	3.94%	2,151,768	(13,382)
				$4,342,306	$(27,591)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2025 :: Schedule of Portfolio Investments :: ProFund VP Utilities :: 163

Common Stocks (98.4%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	6,251	$406,378
Ameren Corp. (Multi-Utilities)	6,578	656,879
American Electric Power Co., Inc. (Electric Utilities)	13,017	1,500,990
American Water Works Co., Inc. (Water Utilities)	4,745	619,223
Atmos Energy Corp. (Gas Utilities)	3,904	654,428
CenterPoint Energy, Inc. (Multi-Utilities)	15,877	608,724
CMS Energy Corp. (Multi-Utilities)	7,401	517,552
Consolidated Edison, Inc. (Multi-Utilities)	8,778	871,831
Constellation Energy Corp. (Electric Utilities)	7,595	2,683,085
Dominion Energy, Inc. (Multi-Utilities)	20,767	1,216,739
DTE Energy Co. (Multi-Utilities)	5,051	651,478
Duke Energy Corp. (Electric Utilities)	18,912	2,216,676
Edison International (Electric Utilities)	9,358	561,667
Entergy Corp. (Electric Utilities)	10,861	1,003,882
Evergy, Inc. (Electric Utilities)	5,599	405,872
Eversource Energy (Electric Utilities)	9,124	614,319
Exelon Corp. (Electric Utilities)	24,570	1,071,006
FirstEnergy Corp. (Electric Utilities)	12,644	566,072
NextEra Energy, Inc. (Electric Utilities)	50,648	4,066,020
NiSource, Inc. (Multi-Utilities)	11,602	484,500
NRG Energy, Inc. (Electric Utilities)	4,661	742,218
PG&E Corp. (Electric Utilities)	53,452	858,974
Pinnacle West Capital Corp. (Electric Utilities)	2,911	258,206
PPL Corp. (Electric Utilities)	17,990	630,010
Public Service Enterprise Group, Inc. (Multi-Utilities)	12,139	974,762
Sempra (Multi-Utilities)	15,873	1,401,426
The AES Corp. (Independent Power/Renewable Electricity Producers)	17,318	248,340

Common Stocks, continued

	Shares	Value
The Southern Co. (Electric Utilities)	26,778	$2,335,041
Vistra Corp. (Independent Power/Renewable Electricity Producers)	7,746	1,249,662
WEC Energy Group, Inc. (Multi-Utilities)	7,911	834,294
Xcel Energy, Inc. (Electric Utilities)	14,386	1,062,550
TOTAL COMMON STOCKS (Cost $10,035,903)		31,972,804

Repurchase Agreements(a) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.49%–3.72%, dated 12/31/25, due 1/2/26, total to be received $541,109	$541,000	$541,000
TOTAL REPURCHASE AGREEMENTS (Cost $541,000)		541,000
TOTAL INVESTMENT SECURITIES (Cost $10,576,903)—100.1%		32,513,804
Net other assets (liabilities)—(0.1)%		(30,890)
NET ASSETS—100.0%		$32,482,914

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	1/23/26	4.39%	$423,816	$(68)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of December 31, 2025:

	Value	% of Net Assets
Electric Utilities	$20,982,966	64.6%
Gas Utilities	654,428	2.0%
Independent Power/Renewable Electricity Producers	1,498,002	4.6%
Multi-Utilities	8,218,185	25.3%
Water Utilities	619,223	1.9%
Other**	510,110	1.6%
Total	$32,482,914	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

This Page Intentionally Left Blank

Statements of
Assets and Liabilities

166 :: Statements of Assets and Liabilities :: December 31, 2025

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
ASSETS:
Total Investment Securities, at cost	$11,349,000	$13,346,200	$2,648,418	$1,191,000	$24,756,558
Securities, at value(a)	—	21,710,098	4,388,853	—	42,139,913
Repurchase agreements, at value	11,349,000	—	34,000	1,191,000	371,000
Total Investment Securities, at value	11,349,000	21,710,098	4,422,853	1,191,000	42,510,913
Cash	29	178,468	466	697	312
Segregated cash balances for futures contracts with brokers	—	—	—	23,028	—
Segregated cash balances for swap agreements with custodian	1,523,500	—	20,000	965	63,000
Dividends and interest receivable	1,146	8,097	9,108	174	480
Receivable for capital shares issued	88,596	10,104	11,279	65,691	115,237
Receivable for investments sold	—	2,945,524	43,889	—	—
Unrealized appreciation on swap agreements	12,324	—	—	7,660	—
Variation margin on futures contracts	—	—	—	2,612	—
Receivable from Advisor	—	—	—	5,957	—
Prepaid expenses	27	33	8	192	59
TOTAL ASSETS	12,974,622	24,852,324	4,507,603	1,297,976	42,690,001
LIABILITIES:
Payable for investments purchased	—	3,041,520	—	—	—
Payable for collateral for securities loaned	—	2,520,389	—	—	1,308,485
Payable for capital shares redeemed	32,127	2,122	49,532	50	27,125
Unrealized depreciation on swap agreements	—	—	906	—	21,000
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	12,636	23,993	3,303	1,756	26,833
Management services fees payable	1,685	3,199	440	234	3,578
Administration and fund accounting fees payable	1,425	2,319	584	187	4,426
Administrative services fees payable	2,440	3,211	927	216	6,149
Distribution fees payable	2,741	4,416	970	268	8,944
Transfer agent fees payable	1,376	2,182	469	223	4,168
Compliance services fees payable	35	57	13	4	108
Interest payable	—	—	—	5,957	—
Other accrued expenses	4,293	6,506	2,205	861	13,933
TOTAL LIABILITIES	58,758	5,609,914	59,349	9,756	1,424,749
Commitments and contingencies (Note 4)
NET ASSETS	$12,915,864	$19,242,410	$4,448,254	$1,288,220	$41,265,252
NET ASSETS CONSIST OF:
Capital	$16,755,325	$15,963,588	$8,033,963	$25,605,839	$25,235,378
Total distributable earnings (loss)	(3,839,461)	3,278,822	(3,585,709)	(24,317,619)	16,029,874
NET ASSETS	$12,915,864	$19,242,410	$4,448,254	$1,288,220	$41,265,252
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	499,655	413,766	124,771	141,206	829,723
NET ASSET VALUE (offering and redemption price per share):	$25.85	$46.51	$35.65	$9.12	$49.73
(a) Includes securities on loan valued at:	$—	$2,342,071	$—	$—	$1,253,725

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

December 31, 2025 :: Statements of Assets and Liabilities :: 167

	ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Dow 30
ASSETS:
Total Investment Securities, at cost	$12,872,100	$8,759,341	$7,626,932	$4,691,184	$360,000
Securities, at value(a)	40,760,081	13,772,566	19,438,062	9,172,965	—
Repurchase agreements, at value	7,342,000	377,000	145,000	188,000	360,000
Total Investment Securities, at value	48,102,081	14,149,566	19,583,062	9,360,965	360,000
Cash	545	567	618	200	879
Segregated cash balances for futures contracts with brokers	221,967	—	—	—	—
Segregated cash balances for swap agreements with custodian	482	100,000	60,000	60,000	—
Dividends and interest receivable	22,007	10,504	5,313	26,843	36
Receivable for capital shares issued	6,000,817	33,047	11	27,810	—
Receivable for investments sold	—	—	—	1,145,893	—
Unrealized appreciation on swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—
Prepaid expenses	3,834	22	37	20	1
TOTAL ASSETS	54,351,733	14,293,706	19,649,041	10,621,731	360,916
LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	28,587	9,338	6,437	1,198,583	42
Unrealized depreciation on swap agreements	38,836	966	6,462	273	3,052
Variation margin on futures contracts	23,479	—	—	—	—
Advisory fees payable	44,774	9,035	12,784	4,795	229
Management services fees payable	5,970	1,205	1,705	639	30
Administration and fund accounting fees payable	6,010	1,494	2,273	1,086	39
Administrative services fees payable	9,614	2,585	3,989	1,936	43
Distribution fees payable	10,593	2,865	4,281	2,050	76
Transfer agent fees payable	5,085	1,351	2,082	975	37
Compliance services fees payable	136	37	55	26	1
Interest payable	—	—	—	—	—
Other accrued expenses	18,351	5,905	7,538	3,642	167
TOTAL LIABILITIES	191,435	34,781	47,606	1,214,005	3,716
Commitments and contingencies (Note 4)
NET ASSETS	$54,160,298	$14,258,925	$19,601,435	$9,407,726	$357,200
NET ASSETS CONSIST OF:
Capital	$11,655,459	$8,094,863	$7,526,980	$5,463,021	$1,954,175
Total distributable earnings (loss)	42,504,839	6,164,062	12,074,455	3,944,705	(1,596,975)
NET ASSETS	$54,160,298	$14,258,925	$19,601,435	$9,407,726	$357,200
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	845,712	233,088	271,458	333,652	15,826
NET ASSET VALUE (offering and redemption price per share):	$64.04	$61.17	$72.21	$28.20	$22.57
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

168 :: Statements of Assets and Liabilities :: December 31, 2025

	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials
ASSETS:
Total Investment Securities, at cost	$19,707,940	$8,498,700	$10,704,684	$667,000	$12,322,486
Securities, at value(a)	35,972,222	30,105,919	17,872,931	—	38,114,248
Repurchase agreements, at value	281,000	383,000	—	667,000	746,000
Total Investment Securities, at value	36,253,222	30,488,919	17,872,931	667,000	38,860,248
Cash	1,768,697	241	120,945	146	458
Segregated cash balances for swap agreements with custodian	730	90,000	—	—	220,000
Segregated cash balances for forward currency contracts with custodian	—	—	—	1,093	—
Dividends and interest receivable	128,312	13,708	37,659	67	12,718
Receivable for capital shares issued	—	1,217,713	119,375	—	2,012,643
Receivable for investments sold	—	—	1,895,286	—	—
Due from Advisor under an expense limitation agreement	—	—	—	688	—
Unrealized appreciation on swap agreements	—	1,630	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	2,894	—
Receivable for tax reclaims	—	—	34,273	—	—
Prepaid expenses	1,356	83	33	1	67
TOTAL ASSETS	38,152,317	31,812,294	20,080,502	671,889	41,106,134
LIABILITIES:
Payable for investments purchased	—	900,151	2,337,137	—	1,994,745
Payable for collateral for securities loaned	2,222,421	—	418,688	—	—
Payable for capital shares redeemed	13,465	1,609	2,018	45	1,754
Unrealized depreciation on forward currency contracts	—	—	—	726	—
Unrealized depreciation on swap agreements	4,091	—	—	—	10,042
Advisory fees payable	32,455	20,516	14,284	—	26,894
Management services fees payable	4,327	2,735	1,905	—	3,585
Administration and fund accounting fees payable	4,136	3,639	1,834	59	3,953
Administrative services fees payable	7,454	6,467	2,660	90	6,428
Distribution fees payable	8,183	6,839	3,499	96	7,494
Transfer agent fees payable	4,024	3,389	1,709	45	3,609
Compliance services fees payable	102	87	44	1	95
Other accrued expenses	9,890	13,134	5,647	3,232	14,247
TOTAL LIABILITIES	2,310,548	958,566	2,789,425	4,294	2,072,846
Commitments and contingencies (Note 4)
NET ASSETS	$35,841,769	$30,853,728	$17,291,077	$667,595	$39,033,288
NET ASSETS CONSIST OF:
Capital	$29,337,898	$6,613,111	$12,164,157	$1,054,781	$15,045,328
Total distributable earnings (loss)	6,503,871	24,240,617	5,126,920	(387,186)	23,987,960
NET ASSETS	$35,841,769	$30,853,728	$17,291,077	$667,595	$39,033,288
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	887,466	839,518	551,831	44,157	661,369
NET ASSET VALUE (offering and redemption price per share):	$40.39	$36.75	$31.33	$15.12	$59.02
(a) Includes securities on loan valued at:	$2,125,781	$—	$408,019	$—	$—

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

December 31, 2025 :: Statements of Assets and Liabilities :: 169

	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
ASSETS:
Total Investment Securities, at cost	$28,084,927	$6,495,718	$4,702,805	$14,382,000	$5,103,253
Securities, at value(a)	15,933,927	33,806,781	16,555,722	—	12,840,170
Repurchase agreements, at value	12,151,000	618,000	198,000	14,382,000	340,000
Total Investment Securities, at value	28,084,927	34,424,781	16,753,722	14,382,000	13,180,170
Cash	139	908	1,388	282	709
Segregated cash balances for swap agreements with custodian	—	210,000	20,000	181	110,000
Segregated cash balances for forward currency contracts with custodian	—	—	—	—	—
Dividends and interest receivable	1,227	23,999	12,914	1,452	1,056
Receivable for capital shares issued	70,157	—	1,746	—	—
Receivable for investments sold	—	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Receivable for tax reclaims	—	—	—	—	—
Prepaid expenses	52	69	27	23	22
TOTAL ASSETS	28,156,502	34,659,757	16,789,797	14,383,938	13,291,957
LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	1,558	39,286	6,583	11,623	31,212
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Unrealized depreciation on swap agreements	—	4,168	456	55,747	3,821
Advisory fees payable	13,541	22,542	13,227	12,612	8,431
Management services fees payable	1,805	3,006	1,764	1,682	1,124
Administration and fund accounting fees payable	3,353	3,681	2,039	1,547	1,526
Administrative services fees payable	—	5,618	3,275	3,001	2,635
Distribution fees payable	—	7,220	3,700	3,028	2,810
Transfer agent fees payable	3,128	3,525	1,796	1,473	1,368
Compliance services fees payable	78	90	48	39	36
Other accrued expenses	9,817	12,141	7,315	5,186	5,306
TOTAL LIABILITIES	33,280	101,277	40,203	95,938	58,269
Commitments and contingencies (Note 4)
NET ASSETS	$28,123,222	$34,558,480	$16,749,594	$14,288,000	$13,233,688
NET ASSETS CONSIST OF:
Capital	$28,162,654	$5,359,094	$4,682,720	$13,583,645	$4,531,881
Total distributable earnings (loss)	(39,432)	29,199,386	12,066,874	704,355	8,701,807
NET ASSETS	$28,123,222	$34,558,480	$16,749,594	$14,288,000	$13,233,688
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	28,162,684	545,113	165,007	573,034	458,319
NET ASSET VALUE (offering and redemption price per share):	$1.00	$63.40	$101.51	$24.93	$28.87
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

170 :: Statements of Assets and Liabilities :: December 31, 2025

	ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials	ProFund VP Mid-Cap
ASSETS:
Total Investment Securities, at cost	$16,187,000	$18,168,600	$11,340,639	$5,401,105	$9,461,000
Securities, at value(a)	—	38,929,020	15,487,326	11,254,404	—
Repurchase agreements, at value	16,187,000	138,000	34,000	127,000	9,461,000
Total Investment Securities, at value	16,187,000	39,067,020	15,521,326	11,381,404	9,461,000
Cash	121	961	359	111	254
Segregated cash balances for futures contracts with brokers	1,020,409	—	—	—	126,598
Segregated cash balances for swap agreements with custodian	30,000	—	—	64,000	281
Dividends and interest receivable	3,987	6,939	14,012	9,173	1,247
Receivable for capital shares issued	174,807	—	26	47	—
Receivable for investments sold	—	—	—	289,132	—
Unrealized appreciation on swap agreements	464	—	—	—	—
Variation margin on futures contracts	224,942	—	—	—	—
Prepaid expenses	21	2,578	1,159	22	704
TOTAL ASSETS	17,641,751	39,077,498	15,536,882	11,743,889	9,590,084
LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	3,793,059	8,595	3,800	196,190	7,951
Unrealized depreciation on swap agreements	—	—	—	1,909	110,084
Variation margin on futures contracts	—	—	—	—	18,939
Advisory fees payable	10,945	29,098	11,381	8,547	8,038
Management services fees payable	1,459	3,880	1,517	1,140	1,072
Administration and fund accounting fees payable	1,384	4,245	2,035	1,382	1,051
Administrative services fees payable	2,782	7,191	3,190	2,502	2,012
Distribution fees payable	2,913	8,069	3,371	2,562	2,031
Transfer agent fees payable	1,370	3,912	1,656	1,263	978
Compliance services fees payable	36	102	42	33	26
Other accrued expenses	4,591	12,224	4,961	5,126	4,016
TOTAL LIABILITIES	3,818,539	77,316	31,953	220,654	156,198
Commitments and contingencies (Note 4)
NET ASSETS	$13,823,212	$39,000,182	$15,504,929	$11,523,235	$9,433,886
NET ASSETS CONSIST OF:
Capital	$10,672,603	$17,370,299	$11,918,209	$6,604,302	$10,291,965
Total distributable earnings (loss)	3,150,609	21,629,883	3,586,720	4,918,933	(858,079)
NET ASSETS	$13,823,212	$39,000,182	$15,504,929	$11,523,235	$9,433,886
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	197,374	523,871	326,681	147,227	519,506
NET ASSET VALUE (offering and redemption price per share):	$70.04	$74.45	$47.46	$78.27	$18.16
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

Amounts designated as ' – ' are $0 or have been rounded to $0.
See accompanying notes to financial statements.

December 31, 2025 :: Statements of Assets and Liabilities :: 171

	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
ASSETS:
Total Investment Securities, at cost	$9,931,894	$8,205,583	$71,162,663	$6,709,381	$69,363,000
Securities, at value(a)	13,584,018	10,322,416	129,341,132	10,179,474	—
Repurchase agreements, at value	74,000	13,000	37,650,000	251,000	69,363,000
Total Investment Securities, at value	13,658,018	10,335,416	166,991,132	10,430,474	69,363,000
Cash	896	650	883	151	296
Segregated cash balances for futures contracts with brokers	—	—	2,215,319	—	—
Segregated cash balances for swap agreements with custodian	—	—	948	80,000	1,031
Dividends and interest receivable	6,243	13,998	43,993	2,385	7,005
Receivable for capital shares issued	—	—	1,285,083	622	233,814
Receivable for investments sold	—	48,606	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	999	737	261	16	61
TOTAL ASSETS	13,666,156	10,399,407	170,537,619	10,513,648	69,605,207
LIABILITIES:
Payable for investments purchased	43,521	55,746	—	—	—
Payable for collateral for securities loaned	4,471	29,460	—	—	—
Payable for capital shares redeemed	1,171	1,492	2,298	86,740	172,663
Unrealized depreciation on swap agreements	—	—	282,958	3,833	3,814,011
Variation margin on futures contracts	—	—	133,205	—	—
Advisory fees payable	9,024	8,479	128,335	7,579	46,239
Management services fees payable	1,203	1,131	17,111	1,011	6,165
Administration and fund accounting fees payable	1,662	1,409	19,320	1,150	6,410
Administrative services fees payable	2,947	2,084	35,096	2,122	13,363
Distribution fees payable	2,861	2,241	37,871	2,250	13,831
Transfer agent fees payable	1,381	1,066	18,199	1,050	6,215
Compliance services fees payable	36	29	474	28	168
Other accrued expenses	4,587	3,308	68,898	4,301	18,617
TOTAL LIABILITIES	72,864	106,445	743,765	110,064	4,097,682
Commitments and contingencies (Note 4)
NET ASSETS	$13,593,292	$10,292,962	$169,793,854	$10,403,584	$65,507,525
NET ASSETS CONSIST OF:
Capital	$9,438,921	$9,029,129	$59,771,183	$6,246,564	$94,309,258
Total distributable earnings (loss)	4,154,371	1,263,833	110,022,671	4,157,020	(28,801,733)
NET ASSETS	$13,593,292	$10,292,962	$169,793,854	$10,403,584	$65,507,525
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	355,586	241,388	2,442,594	254,575	1,020,476
NET ASSET VALUE (offering and redemption price per share):	$38.23	$42.64	$69.51	$40.87	$64.19
(a) Includes securities on loan valued at:	$4,363	$28,810	$—	$—	$—

See accompanying notes to financial statements.

172 :: Statements of Assets and Liabilities :: December 31, 2025

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30	ProFund VP Short Emerging Markets
ASSETS:
Total Investment Securities, at cost	$5,775,540	$5,137,000	$6,018,002	$16,000	$672,000
Securities, at value(a)	8,876,782	—	33,422,802	—	—
Repurchase agreements, at value	69,000	5,137,000	3,150,000	16,000	672,000
Total Investment Securities, at value	8,945,782	5,137,000	36,572,802	16,000	672,000
Cash	181	487	551	464	552
Segregated cash balances for futures contracts with brokers	—	—	—	—	—
Segregated cash balances for swap agreements with custodian	20,000	1,090	100,000	300	507
Dividends and interest receivable	19,004	519	6,610	2	68
Receivable for capital shares issued	4,107,023	104,348	13,142	—	8,849
Receivable for investments sold	—	—	36,165,492	—	—
Unrealized appreciation on swap agreements	431	40,099	—	141	1,391
Variation margin on futures contracts	—	—	—	—	—
Receivable from Advisor	—	229,893	—	—	—
Prepaid expenses	10	15	145	—	26
TOTAL ASSETS	13,092,431	5,513,451	72,858,742	16,907	683,393
LIABILITIES:
Payable for investments purchased	3,991,634	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	7,180	1,412	9,840	1	14
Unrealized depreciation on swap agreements	—	—	29,924	—	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	4,311	4,254	53,507	11	214
Management services fees payable	575	567	7,134	2	29
Administration and fund accounting fees payable	648	742	7,744	2	31
Administrative services fees payable	934	1,019	13,734	1	62
Distribution fees payable	1,117	1,418	15,230	3	62
Transfer agent fees payable	577	685	7,488	1	29
Compliance services fees payable	15	18	191	—	1
Interest payable	—	229,893	—	—	—
Other accrued expenses	2,479	2,211	27,944	4	152
TOTAL LIABILITIES	4,009,470	242,219	172,736	25	594
Commitments and contingencies (Note 4)
NET ASSETS	$9,082,961	$5,271,232	$72,686,006	$16,882	$682,799
NET ASSETS CONSIST OF:
Capital	$5,882,159	$32,042,433	$37,077,779	$138,436	$3,575,708
Total distributable earnings (loss)	3,200,802	(26,771,201)	35,608,227	(121,554)	(2,892,909)
NET ASSETS	$9,082,961	$5,271,232	$72,686,006	$16,882	$682,799
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	195,849	201,002	1,824,342	980	46,497
NET ASSET VALUE (offering and redemption price per share):	$46.38	$26.22	$39.84	$17.23	$14.68
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

December 31, 2025 :: Statements of Assets and Liabilities :: 173

	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
ASSETS:
Total Investment Securities, at cost	$1,811,000	$51,000	$1,645,000	$699,000	$8,209,182
Securities, at value(a)	—	—	—	—	6,520,042
Repurchase agreements, at value	1,811,000	51,000	1,645,000	699,000	4,355,000
Total Investment Securities, at value	1,811,000	51,000	1,645,000	699,000	10,875,042
Cash	971	808	43	1,148	938
Segregated cash balances for futures contracts with brokers	—	—	—	19,816	83,951
Segregated cash balances for swap agreements with custodian	764	652	398	647	99
Dividends and interest receivable	183	5	166	107	6,759
Receivable for capital shares issued	8,786	24,866	49,477	148	9,924
Receivable for investments sold	—	—	—	—	—
Unrealized appreciation on swap agreements	6,882	730	18,001	8,796	—
Variation margin on futures contracts	—	—	—	1,003	—
Receivable from Advisor	—	—	—	—	—
Prepaid expenses	1	4	5	4	12
TOTAL ASSETS	1,828,587	78,065	1,713,090	730,669	10,976,725
LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	60,046
Payable for capital shares redeemed	137	2	128	7	1,566
Unrealized depreciation on swap agreements	—	—	—	—	58,201
Variation margin on futures contracts	—	—	—	—	4,001
Advisory fees payable	1,388	41	944	1,102	4,765
Management services fees payable	185	5	125	147	635
Administration and fund accounting fees payable	213	6	209	151	2,519
Administrative services fees payable	339	10	391	262	1,919
Distribution fees payable	404	11	392	265	1,999
Transfer agent fees payable	202	6	184	160	943
Compliance services fees payable	5	—	5	3	25
Interest payable	—	—	—	—	—
Other accrued expenses	548	36	784	1,039	6,954
TOTAL LIABILITIES	3,421	117	3,162	3,136	143,573
Commitments and contingencies (Note 4)
NET ASSETS	$1,825,166	$77,948	$1,709,928	$727,533	$10,833,152
NET ASSETS CONSIST OF:
Capital	$4,810,963	$2,711,807	$21,137,948	$7,527,867	$8,413,932
Total distributable earnings (loss)	(2,985,797)	(2,633,859)	(19,428,020)	(6,800,334)	2,419,220
NET ASSETS	$1,825,166	$77,948	$1,709,928	$727,533	$10,833,152
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	93,878	13,363	226,758	42,873	266,683
NET ASSET VALUE (offering and redemption price per share):	$19.44	$5.83	$7.54	$16.97	$40.62
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$57,622

See accompanying notes to financial statements.

174 :: Statements of Assets and Liabilities :: December 31, 2025

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull	ProFund VP UltraMid-Cap
ASSETS:
Total Investment Securities, at cost	$11,728,660	$17,675,780	$12,460,589	$10,831,631	$6,740,419
Securities, at value(a)	15,569,611	18,952,384	46,897,036	16,867,151	6,527,598
Repurchase agreements, at value	61,000	17,000	338,000	5,923,000	3,008,000
Total Investment Securities, at value	15,630,611	18,969,384	47,235,036	22,790,151	9,535,598
Cash	857	198	218	406	460
Segregated cash balances for futures contracts with brokers	—	—	—	221,967	75,958
Segregated cash balances for swap agreements with custodian	—	—	180,000	218	154
Dividends and interest receivable	11,518	29,303	9,768	9,707	6,329
Receivable for capital shares issued	365	—	4,014	94	—
Receivable for investments sold	—	—	698,035	—	15,069
Unrealized appreciation on swap agreements	—	—	—	—	—
Prepaid expenses	1,160	1,084	94	2,242	628
TOTAL ASSETS	15,644,511	18,999,969	48,127,165	23,024,785	9,634,196
LIABILITIES:
Payable for investments purchased	—	3,203	—	—	28,026
Payable for collateral for securities loaned	—	104,794	—	—	11,967
Payable for capital shares redeemed	10,808	1,809	52,116	6,979	79,080
Unrealized depreciation on swap agreements	—	—	10,527	231,650	163,173
Variation margin on futures contracts	—	—	—	23,478	11,363
Advisory fees payable	10,106	10,045	31,517	21,849	5,786
Management services fees payable	1,347	1,339	4,202	2,913	772
Administration and fund accounting fees payable	2,023	2,102	5,619	2,811	1,296
Administrative services fees payable	2,899	3,273	6,357	4,051	1,887
Distribution fees payable	3,400	3,529	10,506	4,783	1,928
Transfer agent fees payable	1,634	1,664	5,075	2,331	915
Compliance services fees payable	43	44	137	60	24
Other accrued expenses	4,755	4,951	20,107	9,769	3,226
TOTAL LIABILITIES	37,015	136,753	146,163	310,674	309,443
Commitments and contingencies (Note 4)
NET ASSETS	$15,607,496	$18,863,216	$47,981,002	$22,714,111	$9,324,753
NET ASSETS CONSIST OF:
Capital	$11,498,080	$18,087,005	$9,894,628	$19,498,437	$7,065,715
Total distributable earnings (loss)	4,109,416	776,211	38,086,374	3,215,674	2,259,038
NET ASSETS	$15,607,496	$18,863,216	$47,981,002	$22,714,111	$9,324,753
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	532,115	420,382	635,418	499,227	224,253
NET ASSET VALUE (offering and redemption price per share):	$29.33	$44.87	$75.51	$45.50	$41.58
(a) Includes securities on loan valued at:	$—	$100,846	$—	$—	$11,697

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

December 31, 2025 :: Statements of Assets and Liabilities :: 175

	ProFund VP UltraNasdaq-100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus
ASSETS:
Total Investment Securities, at cost	$172,329,007	$5,000	$183,000	$10,835,179	$5,727,377
Securities, at value(a)	218,970,520	—	—	9,951,419	2,735,658
Repurchase agreements, at value	85,437,000	5,000	183,000	5,059,000	2,933,000
Total Investment Securities, at value	304,407,520	5,000	183,000	15,010,419	5,668,658
Cash	332	474	289	1,720	929
Segregated cash balances for futures contracts with brokers	3,766,043	—	—	356,793	—
Segregated cash balances for swap agreements with custodian	376	771	579	276	81
Dividends and interest receivable	76,695	—	19	10,523	17,350
Receivable for capital shares issued	1,050,350	—	—	24	33
Receivable for investments sold	—	—	—	—	—
Unrealized appreciation on swap agreements	—	106	4,047	—	—
Prepaid expenses	376	—	5	22	12
TOTAL ASSETS	309,301,692	6,351	187,939	15,379,777	5,687,063
LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	90,155	—
Payable for capital shares redeemed	29,133	—	1,686	128,429	378
Unrealized depreciation on swap agreements	4,073,816	—	—	282,672	27,591
Variation margin on futures contracts	226,448	—	—	17,006	—
Advisory fees payable	201,044	4	552	8,154	1,771
Management services fees payable	26,806	—	74	1,087	355
Administration and fund accounting fees payable	33,452	1	113	3,199	649
Administrative services fees payable	63,231	—	125	3,216	1,063
Distribution fees payable	66,426	1	154	3,299	1,245
Transfer agent fees payable	31,902	1	97	1,531	633
Compliance services fees payable	829	—	2	41	16
Other accrued expenses	116,283	3	664	11,538	1,804
TOTAL LIABILITIES	4,869,370	10	3,467	550,327	35,505
Commitments and contingencies (Note 4)
NET ASSETS	$304,432,322	$6,341	$184,472	$14,829,450	$5,651,558
NET ASSETS CONSIST OF:
Capital	$140,010,942	$977,716	$11,124,662	$17,472,354	$15,607,028
Total distributable earnings (loss)	164,421,380	(971,375)	(10,940,190)	(2,642,904)	(9,955,470)
NET ASSETS	$304,432,322	$6,341	$184,472	$14,829,450	$5,651,558
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	5,969,953	3,225	12,751	875,269	536,846
NET ASSET VALUE (offering and redemption price per share):	$50.99	$1.97	$14.47	$16.94	$10.53
(a) Includes securities on loan valued at:	$—	$—	$—	$86,565	$—

See accompanying notes to financial statements.

176 :: Statements of Assets and Liabilities :: December 31, 2025

ProFund VP Utilities
ASSETS:
Total Investment Securities, at cost	$10,576,903
Securities, at value	31,972,804
Repurchase agreements, at value	541,000
Total Investment Securities, at value	32,513,804
Cash	426
Segregated cash balances for swap agreements with custodian	110,000
Dividends and interest receivable	35,024
Receivable for capital shares issued	81,510
Prepaid expenses	60
TOTAL ASSETS	32,740,824
LIABILITIES:
Payable for capital shares redeemed	192,301
Unrealized depreciation on swap agreements	68
Advisory fees payable	26,200
Management services fees payable	3,493
Administration and fund accounting fees payable	3,849
Administrative services fees payable	6,787
Distribution fees payable	7,363
Transfer agent fees payable	3,650
Compliance services fees payable	93
Other accrued expenses	14,106
TOTAL LIABILITIES	257,910
Commitments and contingencies (Note 4)
NET ASSETS	$32,482,914
NET ASSETS CONSIST OF:
Capital	$11,520,566
Total distributable earnings (loss)	20,962,348
NET ASSETS	$32,482,914
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	647,266
NET ASSET VALUE (offering and redemption price per share):	$50.18

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of Operations

178 :: Statements of Operations :: For the Periods Indicated

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$—	$298,157	$123,213	$—	$73,627
Interest	506,754	—	1,999	99,326	23,483
Foreign tax withholding	—	(19,899)	—	—	—
Net income from securities lending	—	59,944	995	—	25,237
TOTAL INVESTMENT INCOME	506,754	338,202	126,207	99,326	122,347
EXPENSES:
Advisory fees	100,098	145,185	34,678	18,014	252,156
Management services fees	13,346	19,358	4,624	2,402	33,621
Administration and fund accounting fees	16,624	23,756	6,293	3,010	41,424
Distribution fees	33,366	48,395	11,559	6,005	84,052
Transfer agency fees	9,182	13,184	3,252	1,672	22,749
Administrative services fees	31,566	36,577	12,697	6,002	60,073
Custody fees	2,031	28,466	696	366	4,969
Trustee fees	168	240	60	33	430
Compliance service fees	108	147	37	15	275
Other fees	12,190	18,339	5,930	2,500	39,245
Recoupment of prior expenses reduced by Advisor	5,974	—	—	565	—
Total Gross Expenses before reductions	224,653	333,647	79,826	40,584	538,994
Expenses reduced and reimbursed by the Advisor	—	(8,387)	(1,453)	(203)	—
Fees paid indirectly	(1,968)	(311)	(694)	(29)	(2,862)
TOTAL NET EXPENSES	222,685	324,949	77,679	40,352	536,132
NET INVESTMENT INCOME (LOSS)	284,069	13,253	48,528	58,974	(413,785)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	829,704	470,878	—	2,471,706
Net realized gains (losses) on futures contracts	—	—	—	(28,595)	—
Net realized gains (losses) on swap agreements	389,196	—	20,763	(376,018)	180,913
Change in net unrealized appreciation/depreciation on investment securities	—	2,699,876	(109,998)	—	7,938,548
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	(8,340)	—
Change in net unrealized appreciation/depreciation on swap agreements	(24,884)	—	(508)	(9,226)	(15,459)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	364,312	3,529,580	381,135	(422,179)	10,575,708
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$648,381	$3,542,833	$429,663	$(363,205)	$10,161,923

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 179

	ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Dow 30
	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$545,033	$150,495	$183,772	$272,056	$—
Interest	436,241	9,388	9,736	6,388	14,984
Foreign tax withholding	(125)	—	—	—	—
Net income from securities lending	454	10,167	—	11	—
TOTAL INVESTMENT INCOME	981,603	170,050	193,508	278,455	14,984
EXPENSES:
Advisory fees	405,442	97,503	158,454	76,044	2,711
Management services fees	54,058	13,000	21,127	10,139	361
Administration and fund accounting fees	69,496	16,321	26,209	12,675	456
Distribution fees	135,147	32,501	52,818	25,348	904
Transfer agency fees	37,234	9,007	14,353	6,936	253
Administrative services fees	129,457	32,559	55,045	27,376	523
Custody fees	8,266	2,097	3,175	1,554	60
Trustee fees	711	163	273	131	5
Compliance service fees	423	103	164	78	3
Other fees	56,021	15,056	25,608	12,635	421
Recoupment of prior expenses reduced by Advisor	13,000	3,179	5,883	4,407	—
Total Gross Expenses before reductions	909,255	221,489	363,109	177,323	5,697
Expenses reduced and reimbursed by the Advisor	(943)	(1,723)	(4,506)	(5,733)	—
Fees paid indirectly	(121)	(1,142)	(3,130)	(1,055)	(9)
TOTAL NET EXPENSES	908,191	218,624	355,473	170,535	5,688
NET INVESTMENT INCOME (LOSS)	73,412	(48,574)	(161,965)	107,920	9,296
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	9,033,406	1,356,472	1,097,682	(197,668)	—
Net realized gains (losses) on futures contracts	265,565	—	—	—	—
Net realized gains (losses) on swap agreements	1,000,812	16,185	6,496	2,167	31,927
Change in net unrealized appreciation/depreciation on investment securities	(3,418,674)	986,454	(347,669)	56,021	—
Change in net unrealized appreciation/depreciation on futures contracts	63,905	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	62,312	4,561	(2,205)	100	1,152
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,007,326	2,363,672	754,304	(139,380)	33,079
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,080,738	$2,315,098	$592,339	$(31,460)	$42,375

See accompanying notes to financial statements.

180 :: Statements of Operations :: For the Periods Indicated

	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials
	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$776,505	$1,190,991	$596,436	$—	$519,583
Non-cash dividends	40,015	—	—	—	—
Interest	11,893	23,937	—	27,498	24,422
Foreign tax withholding	(76,312)	—	(40,479)	—	—
Net income from securities lending	49,242	—	18,151	—	—
TOTAL INVESTMENT INCOME	801,343	1,214,928	574,108	27,498	544,005
EXPENSES:
Advisory fees	230,295	279,991	127,196	4,972	271,281
Management services fees	30,706	37,332	16,959	663	36,171
Administration and fund accounting fees	36,973	46,418	21,066	828	45,143
Distribution fees	76,765	93,330	42,399	1,657	90,427
Transfer agency fees	20,712	25,554	11,687	461	24,864
Administrative services fees	70,670	91,046	35,337	1,531	81,551
Custody fees	35,232	5,731	20,392	5,586	5,379
Trustee fees	364	458	205	10	454
Compliance service fees	239	290	132	5	274
Audit fees	19,911	23,497	11,836	456	24,901
Licensing fees	3,936	11,750	—	2,594	11,237
Other fees	9,122	10,304	5,292	172	10,767
Recoupment of prior expenses reduced by Advisor	—	12,280	—	—	8,996
Total Gross Expenses before reductions	534,925	637,981	292,501	18,935	611,445
Expenses reduced and reimbursed by the Advisor	(13,241)	(6,697)	(7,581)	(7,773)	—
Fees paid indirectly	(4,496)	(3,157)	—	(27)	(3,595)
TOTAL NET EXPENSES	517,188	628,127	284,920	11,135	607,850
NET INVESTMENT INCOME (LOSS)	284,155	586,801	289,188	16,363	(63,845)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(165,466)	6,332,911	971,389	—	2,841,280
Net realized gains (losses) on swap agreements	412,890	(20,138)	—	—	82,997
Net realized gains (losses) on forward currency contracts	—	—	—	28,233	—
Change in net unrealized appreciation/depreciation on investment securities	7,772,009	(3,007,724)	3,031,418	—	731,797
Change in net unrealized appreciation/depreciation on swap agreements	8,183	(3,832)	—	—	(11,072)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	10,473	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,027,616	3,301,217	4,002,807	38,706	3,645,002
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,311,771	$3,888,018	$4,291,995	$55,069	$3,581,157

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 181

	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$—	$599,480	$238,135	$—	$41,000
Non-cash dividends	—	—	—	—	—
Interest	1,201,282	23,757	11,437	531,028	8,832
Foreign tax withholding	—	—	—	—	—
Net income from securities lending	—	—	—	—	13
TOTAL INVESTMENT INCOME	1,201,282	623,237	249,572	531,028	49,845
EXPENSES:
Advisory fees	217,851	249,574	132,369	96,845	102,012
Management services fees	29,047	33,276	17,649	12,913	13,602
Administration and fund accounting fees	37,441	41,155	22,148	16,123	17,071
Distribution fees	—	83,192	44,123	32,282	34,004
Transfer agency fees	19,940	22,672	12,136	9,017	9,326
Administrative services fees	—	77,024	43,630	31,583	35,041
Custody fees	6,729	5,009	3,287	1,994	2,105
Trustee fees	388	423	223	165	170
Compliance service fees	226	251	136	100	107
Audit fees	18,147	21,522	11,295	8,446	9,125
Licensing fees	—	10,300	5,352	—	2,736
Other fees	8,078	9,862	4,888	3,578	3,746
Recoupment of prior expenses reduced by Advisor	—	12,180	2,000	4,000	3,437
Total Gross Expenses before reductions	337,847	566,440	299,236	217,046	232,482
Expenses reduced and reimbursed by the Advisor	(76,068)	(3,196)	(1,301)	—	(2,073)
Fees paid indirectly	(357)	(3,767)	(1,428)	(113)	(1,620)
TOTAL NET EXPENSES	261,422	559,477	296,507	216,933	228,789
NET INVESTMENT INCOME (LOSS)	939,860	63,760	(46,935)	314,095	(178,944)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	2,374,112	823,962	—	1,571,428
Net realized gains (losses) on swap agreements	—	70,211	35,668	2,562,941	8,662
Net realized gains (losses) on forward currency contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	—	1,315,215	1,950,965	—	(343,727)
Change in net unrealized appreciation/depreciation on swap agreements	—	(320)	2,555	26,440	2,136
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	—	3,759,218	2,813,150	2,589,381	1,238,499
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$939,860	$3,822,978	$2,766,215	$2,903,476	$1,059,555

See accompanying notes to financial statements.

182 :: Statements of Operations :: For the Periods Indicated

	ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials	ProFund VP Mid-Cap
	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$—	$207,452	$301,881	$258,479	$—
Interest	465,384	5,157	2,535	8,947	402,418
Foreign tax withholding	—	(74)	(57)	—	—
Net income from securities lending	—	—	346	3	—
TOTAL INVESTMENT INCOME	465,384	212,535	304,705	267,429	402,418
EXPENSES:
Advisory fees	85,833	253,624	116,040	95,580	72,642
Management services fees	11,444	33,816	15,472	12,744	9,686
Administration and fund accounting fees	14,269	42,298	20,615	15,948	12,369
Distribution fees	28,611	84,541	38,680	31,860	24,214
Transfer agency fees	7,972	23,143	10,542	8,778	6,838
Administrative services fees	28,673	90,169	42,674	31,823	23,743
Custody fees	1,800	5,659	2,527	2,004	1,659
Trustee fees	144	428	198	165	127
Compliance service fees	101	262	123	98	78
Other fees	10,301	36,023	16,576	15,572	9,247
Recoupment of prior expenses reduced by Advisor	3,684	2,000	—	2,810	2,000
Total Gross Expenses before reductions	192,832	571,963	263,447	217,382	162,603
Expenses reduced and reimbursed by the Advisor	—	(3,842)	(3,514)	(1,960)	—
Fees paid indirectly	(642)	(4)	(3)	(1,208)	(97)
TOTAL NET EXPENSES	192,190	568,117	259,930	214,214	162,506
NET INVESTMENT INCOME (LOSS)	273,194	(355,582)	44,775	53,215	239,912
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	1,535,116	1,044,410	185,357	—
Net realized gains (losses) on futures contracts	2,840,000	—	—	—	(29,747)
Net realized gains (losses) on swap agreements	49,634	—	—	(4,048)	135,917
Change in net unrealized appreciation/depreciation on investment securities	—	4,747,919	263,043	(573,444)	—
Change in net unrealized appreciation/depreciation on futures contracts	(12,684)	—	—	—	69,940
Change in net unrealized appreciation/depreciation on swap agreements	3,178	—	—	350	(60,333)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,880,128	6,283,035	1,307,453	(391,785)	115,777
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,153,322	$5,927,453	$1,352,228	$(338,570)	$355,689

Amounts designated as ' – ' are $0 or have been rounded to $0.
See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 183

	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$115,976	$220,586	$862,380	$103,150	$—
Interest	2,184	1,626	1,526,811	7,112	1,677,850
Foreign tax withholding	(292)	—	(2,322)	—	—
Net income from securities lending	91	173	123	643	—
TOTAL INVESTMENT INCOME	117,959	222,385	2,386,992	110,905	1,677,850
EXPENSES:
Advisory fees	99,052	81,102	1,185,894	67,669	317,163
Management services fees	13,207	10,814	158,118	9,022	42,288
Administration and fund accounting fees	17,299	14,332	192,550	11,444	50,479
Distribution fees	33,017	27,034	395,298	22,556	105,721
Transfer agency fees	9,061	7,297	106,943	6,257	28,593
Administrative services fees	40,419	31,425	388,356	22,631	107,124
Custody fees	2,245	2,112	24,312	1,350	6,423
Trustee fees	169	136	1,984	118	528
Compliance service fees	106	79	1,233	73	335
Other fees	13,675	10,988	204,787	11,132	49,673
Recoupment of prior expenses reduced by Advisor	—	—	4,000	500	3,475
Total Gross Expenses before reductions	228,250	185,319	2,663,475	152,752	711,802
Expenses reduced and reimbursed by the Advisor	(6,368)	(3,640)	(6,124)	(334)	—
Fees paid indirectly	(5)	(9)	(1,040)	(842)	(646)
TOTAL NET EXPENSES	221,877	181,670	2,656,311	151,576	711,156
NET INVESTMENT INCOME (LOSS)	(103,918)	40,715	(269,319)	(40,671)	966,694
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	971,096	403,790	10,293,855	1,476,720	—
Net realized gains (losses) on futures contracts	—	—	1,484,735	—	—
Net realized gains (losses) on swap agreements	—	—	3,715,137	42,704	39,254,320
Change in net unrealized appreciation/depreciation on investment securities	(148,186)	42,080	10,856,475	1,004,159	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	394,277	—	—
Change in net unrealized appreciation/depreciation on swap agreements	—	—	160,285	(1,901)	(3,447,589)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	822,910	445,870	26,904,764	2,521,682	35,806,731
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$718,992	$486,585	$26,635,445	$2,481,011	$36,773,425

See accompanying notes to financial statements.

184 :: Statements of Operations :: For the Periods Indicated

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30	ProFund VP Short Emerging Markets
	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$162,762	$—	$312,344	$—	$—
Interest	3,807	310,791	75,188	279	14,738
Foreign tax withholding	—	—	(1,552)	—	—
Net income from securities lending	—	—	2	—	—
TOTAL INVESTMENT INCOME	166,569	310,791	385,982	279	14,738
EXPENSES:
Advisory fees	44,198	56,099	522,563	58	2,614
Management services fees	5,893	7,480	69,675	8	349
Administration and fund accounting fees	7,514	9,280	86,446	9	463
Distribution fees	14,733	18,700	174,188	20	871
Transfer agency fees	4,080	5,118	47,529	5	253
Administrative services fees	15,998	14,523	160,014	4	850
Custody fees	895	1,168	11,171	1	54
Trustee fees	78	100	912	—	5
Compliance service fees	46	56	528	—	3
Licensing fees	1,862	—	14,207	3	85
Other fees	5,383	6,720	54,753	8	302
Recoupment of prior expenses reduced by Advisor	500	—	8,861	1	38
Total Gross Expenses before reductions	101,180	119,244	1,150,847	117	5,887
Expenses reduced and reimbursed by the Advisor	(1,454)	—	(1,196)	—	—
Fees paid indirectly	(722)	(261)	(7,302)	(1)	(22)
TOTAL NET EXPENSES	99,004	118,983	1,142,349	116	5,865
NET INVESTMENT INCOME (LOSS)	67,565	191,808	(756,367)	163	8,873
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	507,250	—	9,847,621	—	—
Net realized gains (losses) on futures contracts	—	—	—	—	—
Net realized gains (losses) on swap agreements	2,938	103,299	2,923,608	(1,423)	(64,265)
Change in net unrealized appreciation/depreciation on investment securities	(398,148)	—	(2,527,330)	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(551)	(236,620)	27,470	78	(4,753)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	111,489	(133,321)	10,271,369	(1,345)	(69,018)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$179,054	$58,487	$9,515,002	$(1,182)	$(60,145)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 185

	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$75,222
Interest	64,365	3,470	89,684	60,059	72,083
Foreign tax withholding	—	—	—	—	(113)
Net income from securities lending	—	—	—	—	1,877
TOTAL INVESTMENT INCOME	64,365	3,470	89,684	60,059	149,069
EXPENSES:
Advisory fees	11,667	627	16,323	10,847	58,916
Management services fees	1,556	84	2,176	1,446	7,855
Administration and fund accounting fees	1,845	114	2,746	1,814	17,421
Distribution fees	3,889	209	5,441	3,616	19,639
Transfer agency fees	1,053	62	1,506	999	5,303
Administrative services fees	3,279	219	5,601	3,447	18,726
Custody fees	233	13	335	223	1,256
Trustee fees	18	1	30	21	101
Compliance service fees	13	—	16	12	66
Licensing fees	—	9	911	1,873	9,654
Other fees	1,554	86	1,872	1,399	7,778
Recoupment of prior expenses reduced by Advisor	216	—	1,167	—	—
Total Gross Expenses before reductions	25,323	1,424	38,124	25,697	146,715
Expenses reduced and reimbursed by the Advisor	—	(8)	(1,334)	(1,365)	(14,682)
Fees paid indirectly	(20)	(12)	(89)	(35)	(62)
TOTAL NET EXPENSES	25,303	1,404	36,701	24,297	131,971
NET INVESTMENT INCOME (LOSS)	39,062	2,066	52,983	35,762	17,098
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—	329,721
Net realized gains (losses) on futures contracts	—	—	(48,052)	(25,506)	18,256
Net realized gains (losses) on swap agreements	(389,324)	(18,069)	(448,747)	(237,392)	(40,217)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—	308,633
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(16,727)	(4,505)	18,009
Change in net unrealized appreciation/depreciation on swap agreements	2,741	390	(16,271)	(4,886)	(34,594)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(386,583)	(17,679)	(529,797)	(272,289)	599,808
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(347,521)	$(15,613)	$(476,814)	$(236,527)	$616,906

See accompanying notes to financial statements.

186 :: Statements of Operations :: For the Periods Indicated

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull	ProFund VP UltraMid-Cap
	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$156,758	$273,648	$356,956	$245,443	$94,535
Interest	2,168	1,992	33,485	309,728	105,592
Foreign tax withholding	—	—	(758)	(57)	(73)
Net income from securities lending	360	1,915	—	152	49
TOTAL INVESTMENT INCOME	159,286	277,555	389,683	555,266	200,103
EXPENSES:
Advisory fees	117,834	114,043	383,368	200,231	67,079
Management services fees	15,711	15,206	51,115	26,697	8,944
Administration and fund accounting fees	20,534	20,458	63,210	36,190	12,808
Distribution fees	39,278	38,014	127,789	66,744	22,360
Transfer agency fees	10,626	10,315	34,826	18,744	6,148
Administrative services fees	38,648	38,933	84,836	60,391	25,090
Custody fees	2,680	2,693	9,078	4,237	1,687
Trustee fees	199	196	643	352	115
Compliance service fees	123	122	384	229	72
Licensing fees	1,604	1,591	15,161	2,187	992
Other fees	15,044	14,599	37,355	26,548	8,585
Recoupment of prior expenses reduced by Advisor	6,639	6,905	—	8,500	—
Total Gross Expenses before reductions	268,920	263,075	807,765	451,050	153,880
Expenses reduced and reimbursed by the Advisor	(4,675)	(7,308)	—	(2,288)	(3,079)
Fees paid indirectly	(4)	(3)	(4,684)	(242)	(93)
TOTAL NET EXPENSES	264,241	255,764	803,081	448,520	150,708
NET INVESTMENT INCOME (LOSS)	(104,955)	21,791	(413,398)	106,746	49,395
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	994,296	1,607,356	4,739,826	1,591,565	513,411
Net realized gains (losses) on futures contracts	—	—	—	404,196	(59,849)
Net realized gains (losses) on swap agreements	—	—	64,095	2,801,513	(151,417)
Change in net unrealized appreciation/depreciation on investment securities	(314,150)	(1,103,635)	2,176,452	1,346,887	(368,960)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	108,805	62,410
Change in net unrealized appreciation/depreciation on swap agreements	—	—	12,359	371,786	(95,928)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	680,146	503,721	6,992,732	6,624,752	(100,333)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$575,191	$525,512	$6,579,334	$6,731,498	$(50,938)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 187

	ProFund VP UltraNasdaq-100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus
	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$1,341,567	$—	$—	$114,149	$—
Interest	3,003,421	128	89,646	173,749	274,041
Foreign tax withholding	(3,680)	—	—	(171)	—
Net income from securities lending	151	—	—	2,876	—
TOTAL INVESTMENT INCOME	4,341,459	128	89,646	290,603	274,041
EXPENSES:
Advisory fees	1,963,296	34	15,662	101,007	31,504
Management services fees	261,771	5	2,088	13,468	6,301
Administration and fund accounting fees	315,398	6	2,931	24,226	7,784
Distribution fees	654,432	12	5,221	33,669	15,752
Transfer agency fees	176,168	3	1,494	9,065	4,308
Administrative services fees	685,012	—	3,618	34,351	14,659
Custody fees	39,637	1	674	2,481	998
Trustee fees	3,211	—	43	167	84
Compliance service fees	2,056	—	6	110	48
Licensing fees	105,317	2	768	16,555	—
Other fees	240,278	5	1,996	12,875	5,947
Recoupment of prior expenses reduced by Advisor	—	5	1,906	—	2,386
Total Gross Expenses before reductions	4,446,576	73	36,407	247,974	89,771
Expenses reduced and reimbursed by the Advisor	(45,837)	—	(1,246)	(20,756)	(2,806)
Fees paid indirectly	(2,957)	(1)	(35)	(240)	(501)
TOTAL NET EXPENSES	4,397,782	72	35,126	226,978	86,464
NET INVESTMENT INCOME (LOSS)	(56,323)	56	54,520	63,625	187,577
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,680,539	—	—	527,327	(50,497)
Net realized gains (losses) on futures contracts	1,478,788	—	—	(18,238)	—
Net realized gains (losses) on swap agreements	35,669,739	(1,343)	(1,026,310)	871,709	(306,089)
Change in net unrealized appreciation/depreciation on investment securities	28,189,220	—	—	196,131	8,010
Change in net unrealized appreciation/depreciation on futures contracts	823,899	—	—	95,143	—
Change in net unrealized appreciation/depreciation on swap agreements	2,239,016	48	(12,900)	(162,985)	111,941
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	72,081,201	(1,295)	(1,039,210)	1,509,087	(236,635)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$72,024,878	$(1,239)	$(984,690)	$1,572,712	$(49,058)

See accompanying notes to financial statements.

188 :: Statements of Operations :: For the Periods Indicated

ProFund VP Utilities
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$995,006
Interest	22,818
TOTAL INVESTMENT INCOME	1,017,824
EXPENSES:
Advisory fees	257,524
Management services fees	34,336
Administration and fund accounting fees	42,743
Distribution fees	85,841
Transfer agency fees	23,658
Administrative services fees	86,694
Custody fees	5,137
Trustee fees	443
Compliance service fees	264
Other fees	43,443
Recoupment of prior expenses reduced by Advisor	3,500
Total Gross Expenses before reductions	583,583
Expenses reduced and reimbursed by the Advisor	(3,407)
Fees paid indirectly	(3,323)
TOTAL NET EXPENSES	576,853
NET INVESTMENT INCOME (LOSS)	440,971
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	816,445
Net realized gains (losses) on swap agreements	36,337
Change in net unrealized appreciation/depreciation on investment securities	2,737,032
Change in net unrealized appreciation/depreciation on swap agreements	5,102
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,594,916
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,035,887

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of
Changes in Net Assets

190 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund Access VP High Yield		ProFund VP Asia 30		ProFund VP Banks
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$284,069	$411,012	$13,253	$273,764	$48,528	$56,250
Net realized gains (losses) on investments	389,196	1,210,690	829,704	370,985	491,641	550,967
Change in unrealized appreciation/depreciation on investments	(24,884)	(693,513)	2,699,876	685,851	(110,506)	145,014
Change in net assets resulting from operations	648,381	928,189	3,542,833	1,330,600	429,663	752,231
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(339,615)	(798,444)	(882,108)	(132,757)	(55,386)	(85,083)
Change in net assets resulting from distributions	(339,615)	(798,444)	(882,108)	(132,757)	(55,386)	(85,083)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,289,392	5,776,765	45,789,559	22,396,586	53,411,398	14,950,191
Distributions reinvested	339,615	798,444	882,108	132,757	55,386	85,083
Value of shares redeemed	(14,532,650)	(8,674,748)	(46,310,124)	(22,752,083)	(54,206,153)	(16,504,407)
Change in net assets resulting from capital transactions	(1,903,643)	(2,099,539)	361,543	(222,740)	(739,369)	(1,469,133)
Change in net assets	(1,594,877)	(1,969,794)	3,022,268	975,103	(365,092)	(801,985)
NET ASSETS:
Beginning of year	14,510,741	16,480,535	16,220,142	15,245,039	4,813,346	5,615,331
End of year	$12,915,864	$14,510,741	$19,242,410	$16,220,142	$4,448,254	$4,813,346
SHARE TRANSACTIONS:
Issued	486,381	231,126	1,007,256	603,196	1,566,368	487,733
Reinvested	13,423	32,675	19,664	3,581	1,639	3,247
Redeemed	(582,118)	(347,379)	(1,026,190)	(623,478)	(1,590,572)	(548,871)
Change in shares	(82,314)	(83,578)	730	(16,701)	(22,565)	(57,891)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 191

	ProFund VP Bear		ProFund VP Biotechnology
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$58,974	$64,199	$(413,785)	$(535,706)
Net realized gains (losses) on investments	(404,613)	(366,567)	2,652,619	1,077,859
Change in unrealized appreciation/depreciation on investments	(17,566)	40,737	7,923,089	(915,516)
Change in net assets resulting from operations	(363,205)	(261,631)	10,161,923	(373,363)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(64,199)	(205,227)	(2,603,381)	(16,706,394)
Change in net assets resulting from distributions	(64,199)	(205,227)	(2,603,381)	(16,706,394)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	73,681,936	11,151,435	70,876,899	42,425,170
Distributions reinvested	64,199	205,227	2,603,381	16,706,394
Value of shares redeemed	(73,508,638)	(12,165,347)	(75,905,849)	(50,453,622)
Change in net assets resulting from capital transactions	237,497	(808,685)	(2,425,569)	8,677,942
Change in net assets	(189,907)	(1,275,543)	5,132,973	(8,401,815)
NET ASSETS:
Beginning of year	1,478,127	2,753,670	36,132,279	44,534,094
End of year	$1,288,220	$1,478,127	$41,265,252	$36,132,279
SHARE TRANSACTIONS:
Issued	7,754,915	917,800	1,837,038	840,366
Reinvested	6,744	17,140	73,438	395,605
Redeemed	(7,754,850)	(991,828)	(1,970,338)	(1,013,537)
Change in shares	6,809	(56,888)	(59,862)	222,434

See accompanying notes to financial statements.

192 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Bull		ProFund VP Communication Services		ProFund VP Consumer Discretionary
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$73,412	$214,845	$(48,574)	$(45,154)	$(161,965)	$(168,050)
Net realized gains (losses) on investments	10,299,783	3,048,104	1,372,657	523,868	1,104,178	1,572,995
Change in unrealized appreciation/depreciation on investments	(3,292,457)	9,007,061	991,015	2,466,288	(349,874)	3,710,532
Change in net assets resulting from operations	7,080,738	12,270,010	2,315,098	2,945,002	592,339	5,115,477
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,960,339)	(3,350,805)	—	—	(1,603,776)	(2,497,723)
Change in net assets resulting from distributions	(2,960,339)	(3,350,805)	—	—	(1,603,776)	(2,497,723)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	305,254,604	217,784,799	64,532,723	21,660,643	57,279,475	20,147,194
Distributions reinvested	2,960,339	3,350,805	—	—	1,603,776	2,497,723
Value of shares redeemed	(317,198,401)	(225,408,730)	(65,336,809)	(20,325,836)	(64,616,009)	(22,702,669)
Change in net assets resulting from capital transactions	(8,983,458)	(4,273,126)	(804,086)	1,334,807	(5,732,758)	(57,752)
Change in net assets	(4,863,059)	4,646,079	1,511,012	4,279,809	(6,744,195)	2,560,002
NET ASSETS:
Beginning of year	59,023,357	54,377,278	12,747,913	8,468,104	26,345,630	23,785,628
End of year	$54,160,298	$59,023,357	$14,258,925	$12,747,913	$19,601,435	$26,345,630
SHARE TRANSACTIONS:
Issued	5,186,355	3,863,739	1,175,473	485,353	801,305	303,605
Reinvested	48,955	61,348	—	—	23,351	41,754
Redeemed	(5,398,889)	(3,992,025)	(1,194,365)	(455,390)	(909,263)	(349,721)
Change in shares	(163,579)	(66,938)	(18,892)	29,963	(84,607)	(4,362)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 193

	ProFund VP Consumer Staples		ProFund VP Dow 30
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$107,920	$107,308	$9,296	$12,898
Net realized gains (losses) on investments	(195,501)	1,067,308	31,927	36,870
Change in unrealized appreciation/depreciation on investments	56,121	(77,413)	1,152	(4,384)
Change in net assets resulting from operations	(31,460)	1,097,203	42,375	45,384
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,288,118)	(3,510,813)	(38,592)	(10,184)
Change in net assets resulting from distributions	(1,288,118)	(3,510,813)	(38,592)	(10,184)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	42,685,010	39,106,461	19,154	81,030
Distributions reinvested	1,288,118	3,510,813	38,592	10,184
Value of shares redeemed	(43,155,117)	(41,043,154)	(84,521)	(72,958)
Change in net assets resulting from capital transactions	818,011	1,574,120	(26,775)	18,256
Change in net assets	(501,567)	(839,490)	(22,992)	53,456
NET ASSETS:
Beginning of year	9,909,293	10,748,783	380,192	326,736
End of year	$9,407,726	$9,909,293	$357,200	$380,192
SHARE TRANSACTIONS:
Issued	1,364,907	947,815	820	3,819
Reinvested	43,298	112,526	1,845	490
Redeemed	(1,385,900)	(992,602)	(3,735)	(3,274)
Change in shares	22,305	67,739	(1,070)	1,035

See accompanying notes to financial statements.

194 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Emerging Markets		ProFund VP Energy		ProFund VP Europe 30
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$284,155	$247,894	$586,801	$711,087	$289,188	$319,488
Net realized gains (losses) on investments	247,424	1,003,188	6,312,773	4,346,681	971,389	1,322,700
Change in unrealized appreciation/depreciation on investments	7,780,192	(279,461)	(3,011,556)	(3,173,700)	3,031,418	(974,197)
Change in net assets resulting from operations	8,311,771	971,621	3,888,018	1,884,068	4,291,995	667,991
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(347,625)	(333,422)	(4,679,240)	(2,921,466)	(940,903)	(773,494)
Change in net assets resulting from distributions	(347,625)	(333,422)	(4,679,240)	(2,921,466)	(940,903)	(773,494)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	292,786,776	63,727,095	492,330,869	144,057,113	38,233,624	16,284,499
Distributions reinvested	347,625	333,422	4,679,240	2,921,466	940,903	773,494
Value of shares redeemed	(283,824,612)	(66,924,009)	(501,879,232)	(153,858,406)	(36,281,382)	(21,209,682)
Change in net assets resulting from capital transactions	9,309,789	(2,863,492)	(4,869,123)	(6,879,827)	2,893,145	(4,151,689)
Change in net assets	17,273,935	(2,225,293)	(5,660,345)	(7,917,225)	6,244,237	(4,257,192)
NET ASSETS:
Beginning of year	18,567,834	20,793,127	36,514,073	44,431,298	11,046,840	15,304,032
End of year	$35,841,769	$18,567,834	$30,853,728	$36,514,073	$17,291,077	$11,046,840
SHARE TRANSACTIONS:
Issued	8,283,311	2,141,998	12,452,738	3,237,911	1,332,173	605,659
Reinvested	9,614	11,230	135,945	67,377	33,508	29,693
Redeemed	(8,023,464)	(2,270,189)	(12,641,438)	(3,466,187)	(1,244,884)	(795,228)
Change in shares	269,461	(116,961)	(52,755)	(160,899)	120,797	(159,876)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 195

	ProFund VP Falling U.S. Dollar		ProFund VP Financials
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$16,363	$16,609	$(63,845)	$2,364
Net realized gains (losses) on investments	28,233	(13,858)	2,924,277	548,903
Change in unrealized appreciation/depreciation on investments	10,473	(32,691)	720,725	6,850,672
Change in net assets resulting from operations	55,069	(29,940)	3,581,157	7,401,939
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(16,609)	(29,158)	(517,506)	(2,922,655)
Change in net assets resulting from distributions	(16,609)	(29,158)	(517,506)	(2,922,655)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,526,756	704,839	183,295,671	30,664,404
Distributions reinvested	16,609	29,158	517,506	2,922,655
Value of shares redeemed	(2,351,862)	(1,387,784)	(182,822,873)	(29,991,753)
Change in net assets resulting from capital transactions	191,503	(653,787)	990,304	3,595,306
Change in net assets	229,963	(712,885)	4,053,955	8,074,590
NET ASSETS:
Beginning of year	437,632	1,150,517	34,979,333	26,904,743
End of year	$667,595	$437,632	$39,033,288	$34,979,333
SHARE TRANSACTIONS:
Issued	167,649	48,295	3,240,461	613,258
Reinvested	1,098	2,068	9,153	64,504
Redeemed	(156,239)	(92,521)	(3,247,191)	(604,669)
Change in shares	12,508	(42,158)	2,423	73,093

See accompanying notes to financial statements.

196 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Government Money Market		ProFund VP Health Care		ProFund VP Industrials
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$939,860	$1,306,032	$63,760	$1,410	$(46,935)	$(18,137)
Net realized gains (losses) on investments	—	—	2,444,323	3,852,790	859,630	411,043
Change in unrealized appreciation/depreciation on investments	—	—	1,314,895	(3,207,872)	1,953,520	1,989,642
Change in net assets resulting from operations	939,860	1,306,032	3,822,978	646,328	2,766,215	2,382,548
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(939,860)	(1,306,098)	(3,642,286)	(1,733,203)	(462,588)	(2,225,904)
Change in net assets resulting from distributions	(939,860)	(1,306,098)	(3,642,286)	(1,733,203)	(462,588)	(2,225,904)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	55,607,084	40,374,383	187,909,581	27,540,482	64,349,732	20,758,246
Distributions reinvested	939,860	1,306,098	3,642,286	1,733,203	462,588	2,225,904
Value of shares redeemed	(59,427,419)	(41,617,261)	(189,693,403)	(32,908,168)	(67,024,118)	(22,215,797)
Change in net assets resulting from capital transactions	(2,880,475)	63,220	1,858,464	(3,634,483)	(2,211,798)	768,353
Change in net assets	(2,880,475)	63,154	2,039,156	(4,721,358)	91,829	924,997
NET ASSETS:
Beginning of year	31,003,697	30,940,543	32,519,324	37,240,682	16,657,765	15,732,768
End of year	$28,123,222	$31,003,697	$34,558,480	$32,519,324	$16,749,594	$16,657,765
SHARE TRANSACTIONS:
Issued	55,607,084	40,374,413	2,894,588	394,461	656,157	225,878
Reinvested	939,860	1,306,098	67,953	25,306	4,658	27,115
Redeemed	(59,427,419)	(41,617,262)	(2,923,844)	(471,676)	(683,812)	(242,463)
Change in shares	(2,880,475)	63,249	38,697	(51,909)	(22,997)	10,530

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 197

	ProFund VP International		ProFund VP Internet
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$314,095	$369,306	$(178,944)	$(166,256)
Net realized gains (losses) on investments	2,562,941	(199,279)	1,580,090	1,624,856
Change in unrealized appreciation/depreciation on investments	26,440	(47,817)	(341,591)	1,737,253
Change in net assets resulting from operations	2,903,476	122,210	1,059,555	3,195,853
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(369,306)	(371,382)	(116,678)	(257,577)
Change in net assets resulting from distributions	(369,306)	(371,382)	(116,678)	(257,577)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,342,006	17,892,610	13,488,469	13,235,724
Distributions reinvested	369,306	371,382	116,678	257,577
Value of shares redeemed	(28,968,393)	(18,463,016)	(15,135,141)	(15,102,233)
Change in net assets resulting from capital transactions	1,742,919	(199,024)	(1,529,994)	(1,608,932)
Change in net assets	4,277,089	(448,196)	(587,117)	1,329,344
NET ASSETS:
Beginning of year	10,010,911	10,459,107	13,820,805	12,491,461
End of year	$14,288,000	$10,010,911	$13,233,688	$13,820,805
SHARE TRANSACTIONS:
Issued	1,309,258	845,082	475,187	570,814
Reinvested	15,735	17,829	3,988	11,613
Redeemed	(1,251,606)	(871,467)	(539,044)	(657,730)
Change in shares	73,387	(8,556)	(59,869)	(75,303)

See accompanying notes to financial statements.

198 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Japan		ProFund VP Large-Cap Growth		ProFund VP Large-Cap Value
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$273,194	$452,816	$(355,582)	$(285,173)	$44,775	$94,171
Net realized gains (losses) on investments	2,889,634	1,630,022	1,535,116	3,327,302	1,044,410	2,361,997
Change in unrealized appreciation/depreciation on investments	(9,506)	55,389	4,747,919	4,862,021	263,043	(856,769)
Change in net assets resulting from operations	3,153,322	2,138,227	5,927,453	7,904,150	1,352,228	1,599,399
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,140,148)	(2,031,226)	(3,031,007)	(530,748)	(1,889,479)	(1,916,764)
Change in net assets resulting from distributions	(2,140,148)	(2,031,226)	(3,031,007)	(530,748)	(1,889,479)	(1,916,764)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,816,187	26,913,768	40,255,433	43,399,752	19,920,766	12,202,822
Distributions reinvested	2,140,148	2,031,226	3,031,007	530,748	1,889,479	1,916,764
Value of shares redeemed	(34,506,982)	(29,438,943)	(41,309,480)	(43,262,659)	(22,735,566)	(17,133,520)
Change in net assets resulting from capital transactions	2,449,353	(493,949)	1,976,960	667,841	(925,321)	(3,013,934)
Change in net assets	3,462,527	(386,948)	4,873,406	8,041,243	(1,462,572)	(3,331,299)
NET ASSETS:
Beginning of year	10,360,685	10,747,633	34,126,776	26,085,533	16,967,501	20,298,800
End of year	$13,823,212	$10,360,685	$39,000,182	$34,126,776	$15,504,929	$16,967,501
SHARE TRANSACTIONS:
Issued	519,608	376,420	567,258	716,920	415,395	241,209
Reinvested	35,866	30,353	43,158	8,548	42,242	41,310
Redeemed	(510,546)	(419,101)	(589,817)	(727,714)	(479,614)	(336,826)
Change in shares	44,928	(12,328)	20,599	(2,246)	(21,977)	(54,307)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 199

	ProFund VP Materials		ProFund VP Mid-Cap
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$53,215	$27,562	$239,912	$372,308
Net realized gains (losses) on investments	181,309	1,794,442	106,170	769,514
Change in unrealized appreciation/depreciation on investments	(573,094)	(2,014,322)	9,607	(150,412)
Change in net assets resulting from operations	(338,570)	(192,318)	355,689	991,410
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,661,177)	(73,395)	(372,308)	(316,090)
Change in net assets resulting from distributions	(1,661,177)	(73,395)	(372,308)	(316,090)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	82,450,500	10,204,904	4,150,109	7,976,517
Distributions reinvested	1,661,177	73,395	372,308	316,090
Value of shares redeemed	(83,277,828)	(11,933,009)	(5,267,237)	(9,107,501)
Change in net assets resulting from capital transactions	833,849	(1,654,710)	(744,820)	(814,894)
Change in net assets	(1,165,898)	(1,920,423)	(761,439)	(139,574)
NET ASSETS:
Beginning of year	12,689,133	14,609,556	10,195,325	10,334,899
End of year	$11,523,235	$12,689,133	$9,433,886	$10,195,325
SHARE TRANSACTIONS:
Issued	968,545	112,743	230,940	443,643
Reinvested	21,621	832	21,214	18,615
Redeemed	(994,475)	(132,957)	(297,680)	(515,542)
Change in shares	(4,309)	(19,382)	(45,526)	(53,284)

See accompanying notes to financial statements.

200 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Mid-Cap Growth		ProFund VP Mid-Cap Value		ProFund VP Nasdaq-100
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(103,918)	$(99,731)	$40,715	$36,545	$(269,319)	$625,620
Net realized gains (losses) on investments	971,096	1,363,849	403,790	1,088,339	15,493,727	12,618,034
Change in unrealized appreciation/depreciation on investments	(148,186)	270,655	42,080	(309,896)	11,411,037	18,874,491
Change in net assets resulting from operations	718,992	1,534,773	486,585	814,988	26,635,445	32,118,145
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,251,839)	(596,396)	(1,050,819)	(502,670)	(11,559,525)	(19,907,327)
Change in net assets resulting from distributions	(1,251,839)	(596,396)	(1,050,819)	(502,670)	(11,559,525)	(19,907,327)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,793,914	20,588,502	15,878,663	14,350,559	503,679,063	290,912,754
Distributions reinvested	1,251,839	596,396	1,050,819	502,670	11,559,525	19,907,327
Value of shares redeemed	(8,952,623)	(24,026,112)	(16,523,021)	(17,001,185)	(539,549,756)	(291,449,558)
Change in net assets resulting from capital transactions	1,093,130	(2,841,214)	406,461	(2,147,956)	(24,311,168)	19,370,523
Change in net assets	560,283	(1,902,837)	(157,773)	(1,835,638)	(9,235,248)	31,581,341
NET ASSETS:
Beginning of year	13,033,009	14,935,846	10,450,735	12,286,373	179,029,102	147,447,761
End of year	$13,593,292	$13,033,009	$10,292,962	$10,450,735	$169,793,854	$179,029,102
SHARE TRANSACTIONS:
Issued	230,263	507,923	364,621	332,842	7,721,241	4,794,145
Reinvested	33,688	15,395	25,831	12,662	175,304	334,915
Redeemed	(235,149)	(605,763)	(386,450)	(400,199)	(8,296,691)	(4,834,164)
Change in shares	28,802	(82,445)	4,002	(54,695)	(400,146)	294,896

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 201

	ProFund VP Pharmaceuticals		ProFund VP Precious Metals
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(40,671)	$19,410	$966,694	$898,696
Net realized gains (losses) on investments	1,519,424	416,485	39,254,320	45,898
Change in unrealized appreciation/depreciation on investments	1,002,258	(92,793)	(3,447,589)	61,569
Change in net assets resulting from operations	2,481,011	343,102	36,773,425	1,006,163
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(20,150)	(1,036,921)	(898,696)	(809,641)
Change in net assets resulting from distributions	(20,150)	(1,036,921)	(898,696)	(809,641)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,094,229	12,138,332	204,389,694	285,992,607
Distributions reinvested	20,150	1,036,921	898,696	809,641
Value of shares redeemed	(15,545,812)	(13,246,589)	(198,930,484)	(288,414,917)
Change in net assets resulting from capital transactions	(1,431,433)	(71,336)	6,357,906	(1,612,669)
Change in net assets	1,029,428	(765,155)	42,232,635	(1,416,147)
NET ASSETS:
Beginning of year	9,374,156	10,139,311	23,274,890	24,691,037
End of year	$10,403,584	$9,374,156	$65,507,525	$23,274,890
SHARE TRANSACTIONS:
Issued	413,748	361,701	4,398,935	11,151,633
Reinvested	618	35,162	20,114	30,997
Redeemed	(455,801)	(395,689)	(4,288,158)	(11,264,992)
Change in shares	(41,435)	1,174	130,891	(82,362)

See accompanying notes to financial statements.

202 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Real Estate		ProFund VP Rising Rates Opportunity		ProFund VP Semiconductor
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$67,565	$84,357	$191,808	$282,615	$(756,367)	$(863,303)
Net realized gains (losses) on investments	510,188	(115,350)	103,299	704,325	12,771,229	26,602,274
Change in unrealized appreciation/depreciation on investments	(398,699)	157,793	(236,620)	367,284	(2,499,860)	11,848,349
Change in net assets resulting from operations	179,054	126,800	58,487	1,354,224	9,515,002	37,587,320
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(88,297)	(290,646)	(777,026)	(4,486,965)	(31,394,991)	(5,758,274)
Change in net assets resulting from distributions	(88,297)	(290,646)	(777,026)	(4,486,965)	(31,394,991)	(5,758,274)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	94,005,318	9,808,392	3,138,618	8,832,077	73,020,342	115,641,392
Distributions reinvested	88,297	290,646	777,026	4,486,965	31,394,991	5,758,274
Value of shares redeemed	(92,420,028)	(9,103,725)	(6,708,104)	(9,623,958)	(106,799,225)	(114,501,252)
Change in net assets resulting from capital transactions	1,673,587	995,313	(2,792,460)	3,695,084	(2,383,892)	6,898,414
Change in net assets	1,764,344	831,467	(3,510,999)	562,343	(24,263,881)	38,727,460
NET ASSETS:
Beginning of year	7,318,617	6,487,150	8,782,231	8,219,888	96,949,887	58,222,427
End of year	$9,082,961	$7,318,617	$5,271,232	$8,782,231	$72,686,006	$96,949,887
SHARE TRANSACTIONS:
Issued	1,984,999	203,425	111,192	237,565	1,621,177	2,579,027	(a)
Reinvested	1,858	6,615	29,578	144,433	860,608	115,062	(a)
Redeemed	(1,947,411)	(190,482)	(242,886)	(262,787)	(2,569,415)	(2,624,529	)(a)
Change in shares	39,446	19,558	(102,116)	119,211	(87,630)	69,560

(a)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred October 14, 2024.

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 203

	ProFund VP Short Dow 30		ProFund VP Short Emerging Markets
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$163	$178	$8,873	$17,444
Net realized gains (losses) on investments	(1,423)	(670)	(64,265)	(50,060)
Change in unrealized appreciation/depreciation on investments	78	67	(4,753)	7,423
Change in net assets resulting from operations	(1,182)	(425)	(60,145)	(25,193)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(178)	(200)	(17,444)	(29,923)
Change in net assets resulting from distributions	(178)	(200)	(17,444)	(29,923)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,413	—	2,111,745	2,067,830
Distributions reinvested	178	200	17,444	29,923
Value of shares redeemed	(1,207)	(40)	(1,817,092)	(2,107,533)
Change in net assets resulting from capital transactions	12,384	160	312,097	(9,780)
Change in net assets	11,024	(465)	234,508	(64,896)
NET ASSETS:
Beginning of year	5,858	6,323	448,291	513,187
End of year	$16,882	$5,858	$682,799	$448,291
SHARE TRANSACTIONS:
Issued	737	—	114,360	95,472
Reinvested	10	10	1,070	1,413
Redeemed	(68)	(2)	(90,181)	(97,485)
Change in shares	679	8	25,249	(600)

See accompanying notes to financial statements.

204 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Short International		ProFund VP Short Mid-Cap		ProFund VP Short Nasdaq-100
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$39,062	$18,684	$2,066	$2,666	$52,983	$119,093
Net realized gains (losses) on investments	(389,324)	16,786	(18,069)	(9,160)	(496,799)	(761,121)
Change in unrealized appreciation/depreciation on investments	2,741	2,523	390	(312)	(32,998)	66,215
Change in net assets resulting from operations	(347,521)	37,993	(15,613)	(6,806)	(476,814)	(575,813)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(18,684)	(29,900)	(2,666)	(7,165)	(119,093)	(205,004)
Change in net assets resulting from distributions	(18,684)	(29,900)	(2,666)	(7,165)	(119,093)	(205,004)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,611,485	1,217,426	1,115,940	879,391	22,830,873	50,890,508
Distributions reinvested	18,684	29,900	2,666	7,165	119,093	205,004
Value of shares redeemed	(1,949,487)	(1,261,957)	(1,083,029)	(881,291)	(22,572,367)	(52,755,845)
Change in net assets resulting from capital transactions	1,680,682	(14,631)	35,577	5,265	377,599	(1,660,333)
Change in net assets	1,314,477	(6,538)	17,298	(8,706)	(218,308)	(2,441,150)
NET ASSETS:
Beginning of year	510,689	517,227	60,650	69,356	1,928,236	4,369,386
End of year	$1,825,166	$510,689	$77,948	$60,650	$1,709,928	$1,928,236
SHARE TRANSACTIONS:
Issued	157,014	50,254	173,582	131,138	2,483,729	4,566,264
Reinvested	915	1,279	446	1,094	15,133	20,460
Redeemed	(84,657)	(51,715)	(170,358)	(131,846)	(2,473,926)	(4,740,213)
Change in shares	73,272	(182)	3,670	386	24,936	(153,489)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 205

	ProFund VP Short Small-Cap		ProFund VP Small-Cap
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$35,762	$50,717	$17,098	$68,524
Net realized gains (losses) on investments	(262,898)	(199,626)	307,760	(307,812)
Change in unrealized appreciation/depreciation on investments	(9,391)	(2,827)	292,048	587,908
Change in net assets resulting from operations	(236,527)	(151,736)	616,906	348,620
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(50,717)	(109,373)	(71,629)	(99,601)
Change in net assets resulting from distributions	(50,717)	(109,373)	(71,629)	(99,601)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,230,887	19,757,460	7,502,498	13,621,549
Distributions reinvested	50,717	109,373	71,629	99,601
Value of shares redeemed	(31,541,177)	(19,525,204)	(7,975,393)	(18,438,772)
Change in net assets resulting from capital transactions	(1,259,573)	341,629	(401,266)	(4,717,622)
Change in net assets	(1,546,817)	80,520	144,011	(4,468,603)
NET ASSETS:
Beginning of year	2,274,350	2,193,830	10,689,141	15,157,744
End of year	$727,533	$2,274,350	$10,833,152	$10,689,141
SHARE TRANSACTIONS:
Issued	1,567,948	931,874	186,597	373,849
Reinvested	2,764	5,109	1,915	2,959
Redeemed	(1,643,865)	(920,233)	(210,587)	(529,966)
Change in shares	(73,153)	16,750	(22,075)	(153,158)

See accompanying notes to financial statements.

206 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Small-Cap Growth		ProFund VP Small-Cap Value		ProFund VP Technology
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(104,955)	$(80,349)	$21,791	$50,126	$(413,398)	$(486,233)
Net realized gains (losses) on investments	994,296	1,230,870	1,607,356	478,643	4,803,921	11,924,986
Change in unrealized appreciation/depreciation on investments	(314,150)	(335,913)	(1,103,635)	25,951	2,188,811	(911,177)
Change in net assets resulting from operations	575,191	814,608	525,512	554,720	6,579,334	10,527,576
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,315,907)	(752,384)	(718,417)	(151,910)	(11,365,422)	(4,305,449)
Change in net assets resulting from distributions	(1,315,907)	(752,384)	(718,417)	(151,910)	(11,365,422)	(4,305,449)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,889,106	14,773,733	11,619,515	17,499,182	127,357,260	20,251,373
Distributions reinvested	1,315,907	752,384	718,417	151,910	11,365,422	4,305,449
Value of shares redeemed	(5,194,360)	(15,448,735)	(11,893,225)	(18,889,381)	(145,561,933)	(28,281,623)
Change in net assets resulting from capital transactions	10,653	77,382	444,707	(1,238,289)	(6,839,251)	(3,724,801)
Change in net assets	(730,063)	139,606	251,802	(835,479)	(11,625,339)	2,497,326
NET ASSETS:
Beginning of year	16,337,559	16,197,953	18,611,414	19,446,893	59,606,341	57,109,015
End of year	$15,607,496	$16,337,559	$18,863,216	$18,611,414	$47,981,002	$59,606,341
SHARE TRANSACTIONS:
Issued	132,667	473,605	266,244	395,114	1,694,949	269,551
Reinvested	45,818	26,025	17,420	3,836	161,120	57,056
Redeemed	(176,753)	(508,912)	(276,741)	(438,182)	(1,993,440)	(379,366)
Change in shares	1,732	(9,282)	6,923	(39,232)	(137,371)	(52,759)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 207

	ProFund VP UltraBull		ProFund VP UltraMid-Cap
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$106,746	$144,096	$49,395	$95,833
Net realized gains (losses) on investments	4,797,274	4,235,812	302,145	885,719
Change in unrealized appreciation/depreciation on investments	1,827,478	2,079,358	(402,478)	349,740
Change in net assets resulting from operations	6,731,498	6,459,266	(50,938)	1,331,292
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,747,748)	(123,401)	(94,740)	(69,792)
Change in net assets resulting from distributions	(2,747,748)	(123,401)	(94,740)	(69,792)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,635,578	49,338,317	7,594,678	14,012,828
Distributions reinvested	2,747,748	123,401	94,740	69,792
Value of shares redeemed	(57,093,737)	(41,016,653)	(8,865,169)	(15,489,202)
Change in net assets resulting from capital transactions	(14,710,411)	8,445,065	(1,175,751)	(1,406,582)
Change in net assets	(10,726,661)	14,780,930	(1,321,429)	(145,082)
NET ASSETS:
Beginning of year	33,440,772	18,659,842	10,646,182	10,791,264
End of year	$22,714,111	$33,440,772	$9,324,753	$10,646,182
SHARE TRANSACTIONS:
Issued	974,941	1,287,710	189,236	357,974
Reinvested	66,693	3,247	2,402	1,878
Redeemed	(1,332,088)	(1,122,886)	(228,639)	(406,476)
Change in shares	(290,454)	168,071	(37,001)	(46,624)

See accompanying notes to financial statements.

208 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP UltraNasdaq-100		ProFund VP UltraShort Dow 30		ProFund VP UltraShort Nasdaq-100
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(56,323)	$620,132	$56	$53	$54,520	$54,484
Net realized gains (losses) on investments	40,829,066	48,911,907	(1,343)	(687)	(1,026,310)	(1,123,833)
Change in unrealized appreciation/depreciation on investments	31,252,135	23,637,106	48	62	(12,900)	10,975
Change in net assets resulting from operations	72,024,878	73,169,145	(1,239)	(572)	(984,690)	(1,058,374)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(27,859,261)	(662,578)	(53)	(108)	(54,484)	(71,933)
Change in net assets resulting from distributions	(27,859,261)	(662,578)	(53)	(108)	(54,484)	(71,933)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	257,388,353	222,076,664	5,000	—	156,375,771	96,862,012
Distributions reinvested	27,859,261	662,578	53	108	54,484	71,933
Value of shares redeemed	(269,530,550)	(237,629,066)	(90)	(94)	(155,578,322)	(96,046,247)
Change in net assets resulting from capital transactions	15,717,064	(14,889,824)	4,963	14	851,933	887,698
Change in net assets	59,882,681	57,616,743	3,671	(666)	(187,241)	(242,609)
NET ASSETS:
Beginning of year	244,549,641	186,932,898	2,670	3,336	371,713	614,322
End of year	$304,432,322	$244,549,641	$6,341	$2,670	$184,472	$371,713
SHARE TRANSACTIONS:
Issued	5,930,127	6,005,833	2,203	—	6,624,347	3,629,958
Reinvested	594,521	16,348	23	36	3,388	2,843
Redeemed	(6,159,747)	(6,459,050)	(40)	(32)	(6,631,601)	(3,633,542)
Change in shares	364,901	(436,869)	2,186	4	(3,866)	(741)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 209

	ProFund VP UltraSmall-Cap		ProFund VP U.S. Government Plus
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$63,625	$121,854	$187,577	$242,469
Net realized gains (losses) on investments	1,380,798	50,933	(356,586)	(689,226)
Change in unrealized appreciation/depreciation on investments	128,289	928,206	119,951	(616,406)
Change in net assets resulting from operations	1,572,712	1,100,993	(49,058)	(1,063,163)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(130,741)	(104,681)	(187,577)	(242,414)
Change in net assets resulting from distributions	(130,741)	(104,681)	(187,577)	(242,414)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,619,366	43,412,836	7,162,724	11,766,747
Distributions reinvested	130,741	104,681	187,577	242,307
Value of shares redeemed	(37,069,151)	(45,807,082)	(7,515,070)	(14,491,148)
Change in net assets resulting from capital transactions	(2,319,044)	(2,289,565)	(164,769)	(2,482,094)
Change in net assets	(877,073)	(1,293,253)	(401,404)	(3,787,671)
NET ASSETS:
Beginning of year	15,706,523	16,999,776	6,052,962	9,840,633
End of year	$14,829,450	$15,706,523	$5,651,558	$6,052,962
SHARE TRANSACTIONS:
Issued	2,395,040	2,937,168	657,734	999,005
Reinvested	8,864	7,985	17,422	20,815
Redeemed	(2,564,576)	(3,140,355)	(703,006)	(1,228,536)
Change in shares	(160,672)	(195,202)	(27,850)	(208,716)

See accompanying notes to financial statements.

210 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Utilities
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$440,971	$448,436
Net realized gains (losses) on investments	852,782	56,094
Change in unrealized appreciation/depreciation on investments	2,742,134	4,702,233
Change in net assets resulting from operations	4,035,887	5,206,763
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(462,894)	(470,058)
Change in net assets resulting from distributions	(462,894)	(470,058)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	301,900,656	80,065,990
Distributions reinvested	462,894	470,058
Value of shares redeemed	(306,461,876)	(78,383,497)
Change in net assets resulting from capital transactions	(4,098,326)	2,152,551
Change in net assets	(525,333)	6,889,256
NET ASSETS:
Beginning of year	33,008,247	26,118,991
End of year	$32,482,914	$33,008,247
SHARE TRANSACTIONS:
Issued	6,290,834	1,834,619
Reinvested	9,197	11,615
Redeemed	(6,392,109)	(1,804,685)
Change in shares	(92,078)	41,549

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Financial Highlights

212 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund Access VP High Yield
Year Ended December 31, 2025	$24.93	0.54	1.00	1.54	(0.62)	—	—	(0.62)
Year Ended December 31, 2024	$24.76	0.67	0.84	1.51	(0.67)	(0.67)	—	(1.34)
Year Ended December 31, 2023	$23.59	0.67	1.75	2.42	(0.67)	(0.58)	—	(1.25)
Year Ended December 31, 2022	$26.51	0.11	(2.22)	(2.11)	(0.11)	(0.70)	—	(0.81)
Year Ended December 31, 2021	$27.10	(0.34)	0.41	0.07	—	(0.66)	—	(0.66)
ProFund VP Asia 30
Year Ended December 31, 2025	$39.27	0.03	9.36	9.39	(2.15)	—	—	(2.15)
Year Ended December 31, 2024	$35.48	0.65	3.43	4.08	(0.29)	—	—	(0.29)
Year Ended December 31, 2023	$35.46	(0.03)	1.62	1.59	(0.04)	—	(1.53)	(1.57)
Year Ended December 31, 2022	$53.26	(0.17)	(12.40)	(12.57)	(0.21)	—	(5.02)	(5.23)
Year Ended December 31, 2021	$75.87	0.24	(12.05)	(11.81)	—	—	(10.80)	(10.80)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund Access VP High Yield
Year Ended December 31, 2025	$25.85	6.24%		1.68%	1.67%	2.13%	$12,916	— (d)
Year Ended December 31, 2024	$24.93	6.31%		1.69%	1.68%	2.69%	$14,511	1,298%
Year Ended December 31, 2023	$24.76	10.43%		1.72%	1.68%	2.77%	$16,481	1,254%
Year Ended December 31, 2022	$23.59	(7.97)%		1.69%	1.68%	0.46%	$17,015	1,532%
Year Ended December 31, 2021	$26.51	0.27%		1.72%	1.68%	(1.28)%	$15,325	1,351%
ProFund VP Asia 30
Year Ended December 31, 2025	$46.51	24.12%		1.72%	1.68%	0.07%	$19,242	249%
Year Ended December 31, 2024	$39.27	11.56%		1.83%	1.68%	1.75%	$16,220	141%
Year Ended December 31, 2023	$35.48	4.32%		1.83%	1.68%	(0.09)%	$15,245	151%
Year Ended December 31, 2022	$35.46	(24.42)%		1.74%	1.68%	(0.44)%	$17,741	202%
Year Ended December 31, 2021	$53.26	(18.52	)%(e)	1.68%	1.68%	0.33%	$21,907	125%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During October 2024, the Fund's principal investment strategy changed the types of instruments used to obtain exposure to the high yield market.

(e)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.34%.

See accompanying notes to financial statements.

Financial Highlights :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Banks
Year Ended December 31, 2025	$32.67	0.35	3.07	3.42	(0.44)	—	(0.44)
Year Ended December 31, 2024	$27.36	0.36	5.57	5.93	(0.62)	—	(0.62)
Year Ended December 31, 2023	$25.10	0.46	2.11	2.57	(0.31)	—	(0.31)
Year Ended December 31, 2022	$31.63	0.20	(6.49)	(6.29)	(0.24)	—	(0.24)
Year Ended December 31, 2021	$23.77	0.17	7.93	8.10	(0.24)	—	(0.24)
ProFund VP Bear
Year Ended December 31, 2025	$11.00	0.25	(1.83)	(1.58)	(0.30)	—	(0.30)
Year Ended December 31, 2024	$14.40	0.42	(2.33)	(1.91)	(0.99)	(0.50)	(1.49)
Year Ended December 31, 2023	$17.04	0.52	(3.11)	(2.59)	(0.05)	—	(0.05)
Year Ended December 31, 2022	$14.56	0.03	2.45	2.48	—	—	—
Year Ended December 31, 2021	$19.59	(0.28)	(4.49)	(4.77)	—	(0.26)	(0.26)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Banks
Year Ended December 31, 2025	$35.65	10.53	%(d)	1.73%	1.68%	1.05%	$4,448	1,125%
Year Ended December 31, 2024	$32.67	22.24	%(e)	1.79%	1.68%	1.22%	$4,813	262%
Year Ended December 31, 2023	$27.36	10.39%		1.79%	1.68%	1.98%	$5,615	430%
Year Ended December 31, 2022	$25.10	(19.88)%		1.74%	1.68%	0.69%	$4,496	599%
Year Ended December 31, 2021	$31.63	34.09%		1.68%	1.68%	0.57%	$7,500	551%
ProFund VP Bear
Year Ended December 31, 2025	$9.12	(14.47)%		1.69%	1.68%	2.46%	$1,288	—
Year Ended December 31, 2024	$11.00	(13.71)%		2.05%	1.68%	3.42%	$1,478	—
Year Ended December 31, 2023	$14.40	(15.27)%		1.72%	1.68%	3.31%	$2,754	—
Year Ended December 31, 2022	$17.04	17.03%		1.70%	1.68%	0.20%	$4,958	—
Year Ended December 31, 2021	$14.56	(24.57)%		1.69%	1.68%	(1.68)%	$1,557	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.12%.

(e)  During the year ended December 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.21%.

See accompanying notes to financial statements.

214 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Biotechnology
Year Ended December 31, 2025	$40.62	(0.50)	12.97	12.47	—	(3.36)	(3.36)
Year Ended December 31, 2024	$66.75	(0.66)	1.61	0.95	—	(27.08)	(27.08)
Year Ended December 31, 2023	$70.69	(0.64)	7.07	6.43	—	(10.37)	(10.37)
Year Ended December 31, 2022	$94.46	(0.14)	(8.78)	(8.92)	—	(14.85)	(14.85)
Year Ended December 31, 2021	$82.13	(0.14)	13.01	12.87	—	(0.54)	(0.54)
ProFund VP Bull
Year Ended December 31, 2025	$58.48	0.08	8.82	8.90	(0.24)	(3.10)	(3.34)
Year Ended December 31, 2024	$50.53	0.20	10.95	11.15	(0.42)	(2.78)	(3.20)
Year Ended December 31, 2023	$48.67	0.43	10.74	11.17	—	(9.31)	(9.31)
Year Ended December 31, 2022	$70.29	(0.05)	(13.46)	(13.51)	—	(8.11)	(8.11)
Year Ended December 31, 2021	$59.38	(0.42)	15.37	14.95	—	(4.04)	(4.04)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Biotechnology
Year Ended December 31, 2025	$49.73	34.03%	1.60%	1.59%	(1.23)%	$41,265	222%
Year Ended December 31, 2024	$40.62	(0.15)%	1.67%	1.66%	(1.24)%	$36,132	134%
Year Ended December 31, 2023	$66.75	10.14%	1.68%	1.67%	(0.99)%	$44,534	130%
Year Ended December 31, 2022	$70.69	(7.71)%	1.63%	1.63%	(0.19)%	$49,395	29%
Year Ended December 31, 2021	$94.46	15.73%	1.58%	1.58%	(0.15)%	$61,798	43%
ProFund VP Bull
Year Ended December 31, 2025	$64.04	15.56%	1.68%	1.68%	0.14%	$54,160	136%
Year Ended December 31, 2024	$58.48	22.49%	1.71%	1.68%	0.36%	$59,023	64%
Year Ended December 31, 2023	$50.53	23.74%	1.75%	1.68%	0.86%	$54,377	125%
Year Ended December 31, 2022	$48.67	(19.74)%	1.71%	1.68%	(0.10)%	$43,609	199%
Year Ended December 31, 2021	$70.29	26.33%	1.65%	1.65%	(0.66)%	$65,540	49%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
See accompanying notes to financial statements.

Financial Highlights :: 215

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Communication Services
Year Ended December 31, 2025	$50.59	(0.21)	10.79	10.58	—	—	—
Year Ended December 31, 2024	$38.14	(0.19)	12.64	12.45	—	—	—
Year Ended December 31, 2023	$29.19	(0.09)	9.36	9.27	(0.32)	—	(0.32)
Year Ended December 31, 2022	$37.77	0.36	(8.35)	(7.99)	(0.59)	—	(0.59)
Year Ended December 31, 2021	$32.25	0.53	5.38	5.91	(0.39)	—	(0.39)
ProFund VP Consumer Discretionary
Year Ended December 31, 2025	$73.99	(0.54)	4.33	3.79	—	(5.57)	(5.57)
Year Ended December 31, 2024	$65.99	(0.48)	15.06	14.58	—	(6.58)	(6.58)
Year Ended December 31, 2023	$52.38	(0.42)	17.08	16.66	—	(3.05)	(3.05)
Year Ended December 31, 2022	$77.36	(0.43)	(23.92)	(24.35)	—	(0.63)	(0.63)
Year Ended December 31, 2021	$76.15	(0.76)	8.12	7.36	—	(6.15)	(6.15)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Communication Services
Year Ended December 31, 2025	$61.17	20.91%		1.70%	1.68%	(0.37)%	$14,259	414%
Year Ended December 31, 2024	$50.59	32.64%		1.75%	1.68%	(0.43)%	$12,748	119%
Year Ended December 31, 2023	$38.14	31.82%		1.77%	1.68%	(0.26)%	$8,468	186%
Year Ended December 31, 2022	$29.19	(21.22)%		1.73%	1.68%	1.14%	$3,864	56%
Year Ended December 31, 2021	$37.77	18.41%		1.69%	1.68%	1.50%	$7,438	105%
ProFund VP Consumer Discretionary
Year Ended December 31, 2025	$72.21	5.51	%(d)	1.72%	1.68%	(0.77)%	$19,601	223%
Year Ended December 31, 2024	$73.99	24.44%		1.75%	1.68%	(0.73)%	$26,346	53%
Year Ended December 31, 2023	$65.99	32.05%		1.77%	1.68%	(0.70)%	$23,786	91%
Year Ended December 31, 2022	$52.38	(31.53)%		1.72%	1.68%	(0.71)%	$15,454	19%
Year Ended December 31, 2021	$77.36	10.23%		1.68%	1.68%	(0.99)%	$30,884	39%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.13%.

See accompanying notes to financial statements.

216 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Consumer Staples
Year Ended December 31, 2025	$31.83	0.33	(0.19)	0.14	(0.31)	(3.46)	(3.77)
Year Ended December 31, 2024	$44.12	0.36	3.88	4.24	(0.73)	(15.80)	(16.53)
Year Ended December 31, 2023	$50.22	0.59	1.74	2.33	(0.11)	(8.32)	(8.43)
Year Ended December 31, 2022	$69.45	0.09	(17.04)	(16.95)	(0.03)	(2.25)	(2.28)
Year Ended December 31, 2021	$62.19	0.02	11.42	11.44	(0.27)	(3.91)	(4.18)
ProFund VP Dow 30
Year Ended December 31, 2025	$22.50	0.57	1.96	2.53	(0.82)	(1.64)	(2.46)
Year Ended December 31, 2024	$20.60	0.74	1.72	2.46	(0.56)	—	(0.56)
Year Ended December 31, 2023	$18.15	0.61	1.85	2.46	(0.01)	—	(0.01)
Year Ended December 31, 2022	$23.90	0.01	(2.22)	(2.21)	—	(3.54)	(3.54)
Year Ended December 31, 2021	$23.26	(0.34)	4.18	3.84	—	(3.20)	(3.20)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Consumer Staples
Year Ended December 31, 2025	$28.20	(0.17)%	1.75%	1.68%	1.06%	$9,408	361%
Year Ended December 31, 2024	$31.83	10.36%	1.76%	1.68%	0.96%	$9,909	327%
Year Ended December 31, 2023	$44.12	3.92%	1.77%	1.68%	1.21%	$10,749	167%
Year Ended December 31, 2022	$50.22	(24.70)%	1.73%	1.68%	0.15%	$11,460	88%
Year Ended December 31, 2021	$69.45	19.65%	1.69%	1.68%	0.03%	$26,376	65%
ProFund VP Dow 30
Year Ended December 31, 2025	$22.57	12.12%	1.58%	1.57%	2.57%	$357	—
Year Ended December 31, 2024	$22.50	12.15%	1.62%	1.62%	3.44%	$380	—
Year Ended December 31, 2023	$20.60	13.54%	1.64%	1.63%	3.26%	$327	—
Year Ended December 31, 2022	$18.15	(8.85)%	1.57%	1.57%	0.05%	$269	—
Year Ended December 31, 2021	$23.90	17.51%	1.47%	1.47%	(1.47)%	$218	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Highlights :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Emerging Markets
Year Ended December 31, 2025	$30.04	0.33	10.47	10.80	(0.45)	—	(0.45)
Year Ended December 31, 2024	$28.29	0.34	1.88	2.22	(0.47)	—	(0.47)
Year Ended December 31, 2023	$25.02	0.34	3.49	3.83	(0.56)	—	(0.56)
Year Ended December 31, 2022	$30.04	0.63	(5.48)	(4.85)	(0.17)	—	(0.17)
Year Ended December 31, 2021	$36.64	0.15	(6.75)	(6.60)	—	—	—
ProFund VP Energy
Year Ended December 31, 2025	$40.92	0.62	1.36	1.98	(0.93)	(5.22)	(6.15)
Year Ended December 31, 2024	$42.19	0.70	1.06	1.76	(0.95)	(2.08)	(3.03)
Year Ended December 31, 2023	$44.29	0.75	(1.84)	(1.09)	(1.01)	—	(1.01)
Year Ended December 31, 2022	$28.04	0.82	15.85	16.67	(0.42)	—	(0.42)
Year Ended December 31, 2021	$18.78	0.58	9.13	9.71	(0.45)	—	(0.45)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Emerging Markets
Year Ended December 31, 2025	$40.39	36.13%		1.74%	1.68%	0.92%	$35,842	951%
Year Ended December 31, 2024	$30.04	7.85%		1.81%	1.68%	1.16%	$18,568	230%
Year Ended December 31, 2023	$28.29	15.31	%(d)	1.81%	1.68%	1.26%	$20,793	141%
Year Ended December 31, 2022	$25.02	(16.19)%		1.78%	1.68%	2.38%	$18,753	53%
Year Ended December 31, 2021	$30.04	(18.01)%		1.69%	1.68%	0.43%	$19,702	60%
ProFund VP Energy
Year Ended December 31, 2025	$36.75	5.86%		1.71%	1.68%	1.57%	$30,854	1,360%
Year Ended December 31, 2024	$40.92	3.77%		1.74%	1.68%	1.60%	$36,514	291%
Year Ended December 31, 2023	$42.19	(2.49)%		1.75%	1.68%	1.74%	$44,431	72%
Year Ended December 31, 2022	$44.29	59.43%		1.71%	1.68%	2.09%	$63,086	48%
Year Ended December 31, 2021	$28.04	51.93%		1.69%	1.68%	2.30%	$30,740	80%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.13%.

See accompanying notes to financial statements.

218 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Europe 30
Year Ended December 31, 2025	$25.63	0.49	6.90	7.39	(0.70)	(0.99)	(1.69)
Year Ended December 31, 2024	$25.90	0.59	0.56	1.15	(0.51)	(0.91)	(1.42)
Year Ended December 31, 2023	$22.52	0.44	3.46	3.90	(0.52)	—	(0.52)
Year Ended December 31, 2022	$25.62	0.43	(2.37)	(1.94)	(0.29)	(0.87)	(1.16)
Year Ended December 31, 2021	$20.76	0.32	4.76	5.08	(0.22)	—	(0.22)
ProFund VP Falling U.S. Dollar
Year Ended December 31, 2025	$13.83	0.37	1.13	1.50	(0.21)	—	(0.21)
Year Ended December 31, 2024	$15.59	0.51	(1.29)	(0.78)	(0.98)	—	(0.98)
Year Ended December 31, 2023	$15.10	0.50	(0.01)	0.49	—	—	—
Year Ended December 31, 2022	$16.55	(0.01)	(1.44)	(1.45)	—	—	—
Year Ended December 31, 2021	$18.37	(0.30)	(1.15)	(1.45)	—	(0.37)	(0.37)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Europe 30
Year Ended December 31, 2025	$31.33	29.59%	1.72%	1.68%	1.70%	$17,291	195%
Year Ended December 31, 2024	$25.63	4.35%	1.78%	1.68%	2.21%	$11,047	116%
Year Ended December 31, 2023	$25.90	17.47%	1.77%	1.68%	1.83%	$15,304	120%
Year Ended December 31, 2022	$22.52	(7.76)%	1.75%	1.68%	1.82%	$14,379	131%
Year Ended December 31, 2021	$25.62	24.53%	1.69%	1.68%	1.30%	$17,489	138%
ProFund VP Falling U.S. Dollar
Year Ended December 31, 2025	$15.12	10.81%	2.86%	1.68%	2.47%	$668	—
Year Ended December 31, 2024	$13.83	(5.12)%	3.32%	1.68%	3.43%	$438	—
Year Ended December 31, 2023	$15.59	3.25%	2.97%	1.68%	3.28%	$1,151	—
Year Ended December 31, 2022	$15.10	(8.76)%	2.41%	1.68%	(0.05)%	$505	—
Year Ended December 31, 2021	$16.55	(8.03)%	2.23%	1.68%	(1.68)%	$481	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Highlights :: 219

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities		Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Financials
Year Ended December 31, 2025	$53.08	(0.10)		6.91		6.81		—	(0.87)	(0.87)
Year Ended December 31, 2024	$45.92	—	(d)	12.20		12.20		(0.14)	(4.90)	(5.04)
Year Ended December 31, 2023	$42.23	0.13		5.59		5.72		(0.20)	(1.83)	(2.03)
Year Ended December 31, 2022	$50.42	0.15		(7.78)		(7.63)		(0.04)	(0.52)	(0.56)
Year Ended December 31, 2021	$41.61	0.03		12.16		12.19		(0.17)	(3.21)	(3.38)
ProFund VP Government Money Market
Year Ended December 31, 2025	$1.000	0.032		—		0.032		(0.032)	—	(0.032)
Year Ended December 31, 2024	$1.000	0.042		—		0.042		(0.042)	—	(0.042)
Year Ended December 31, 2023	$1.000	0.041		—	(d)	0.041		(0.041)	—	(0.041)
Year Ended December 31, 2022	$1.000	0.010		—	(d)	0.010		(0.010)	—	(0.010)
Year Ended December 31, 2021	$1.000	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Financials
Year Ended December 31, 2025	$59.02	12.90%	1.69%	1.68%		(0.18)%	$39,033	436%
Year Ended December 31, 2024	$53.08	28.45%	1.73%	1.68%		0.01%	$34,979	21%
Year Ended December 31, 2023	$45.92	13.88%	1.75%	1.68%		0.31%	$26,905	48%
Year Ended December 31, 2022	$42.23	(15.14)%	1.71%	1.68%		0.33%	$27,395	14%
Year Ended December 31, 2021	$50.42	30.10%	1.68%	1.68%		0.07%	$41,801	31%
ProFund VP Government Money Market
Year Ended December 31, 2025	$1.000	3.27%	1.16%	0.90%		3.24%	$28,123	—
Year Ended December 31, 2024	$1.000	4.31%	1.17%	0.90%		4.23%	$31,004	—
Year Ended December 31, 2023	$1.000	4.15%	1.28%	0.90	%(e)	4.06%	$30,941	—
Year Ended December 31, 2022	$1.000	1.02%	1.16%	0.49	%(f)(g)	1.01%	$36,622	—
Year Ended December 31, 2021	$1.000	0.01%	1.07%	—	%(f)(h)	0.01%	$46,350	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  Amount is less than $0.005.

(e)  The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% through September 30, 2023. Effective October 1, 2023, the contractual expense limit was reduced from 1.35% to 0.90%.

(f)  The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

(g)  The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% (excluding amounts contractually waived to support a minimum net yield).

(h)  Amount is less than 0.005%.

See accompanying notes to financial statements.

220 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Health Care
Year Ended December 31, 2025	$64.21	0.12	6.57	6.69	—	(7.50)	(7.50)
Year Ended December 31, 2024	$66.70	— (d)	0.75	0.75	(0.04)	(3.20)	(3.24)
Year Ended December 31, 2023	$74.44	0.05	0.51	0.56	—	(8.30)	(8.30)
Year Ended December 31, 2022	$84.07	(0.15)	(5.18)	(5.33)	—	(4.30)	(4.30)
Year Ended December 31, 2021	$75.46	(0.24)	15.51	15.27	(0.03)	(6.63)	(6.66)
ProFund VP Industrials
Year Ended December 31, 2025	$88.60	(0.25)	15.48	15.23	—	(2.32)	(2.32)
Year Ended December 31, 2024	$88.65	(0.10)	12.81	12.71	(0.18)	(12.58)	(12.76)
Year Ended December 31, 2023	$83.02	0.18	13.02	13.20	—	(7.57)	(7.57)
Year Ended December 31, 2022	$99.95	(0.18)	(15.43)	(15.61)	—	(1.32)	(1.32)
Year Ended December 31, 2021	$90.68	(0.44)	15.06	14.62	—	(5.35)	(5.35)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Health Care
Year Ended December 31, 2025	$63.40	12.56%	1.70%	1.68%	0.19%		$34,558	511%
Year Ended December 31, 2024	$64.21	0.82%	1.74%	1.68%	—	%(e)	$32,519	41%
Year Ended December 31, 2023	$66.70	0.82%	1.74%	1.68%	0.07%		$37,241	13%
Year Ended December 31, 2022	$74.44	(6.03)%	1.69%	1.68%	(0.20)%		$43,635	30%
Year Ended December 31, 2021	$84.07	21.54%	1.68%	1.68%	(0.30)%		$55,677	10%
ProFund VP Industrials
Year Ended December 31, 2025	$101.51	17.25%	1.69%	1.68%	(0.27)%		$16,750	279%
Year Ended December 31, 2024	$88.60	15.47%	1.74%	1.68%	(0.11)%		$16,658	59%
Year Ended December 31, 2023	$88.65	16.30%	1.76%	1.68%	0.21%		$15,733	82%
Year Ended December 31, 2022	$83.02	(15.60)%	1.72%	1.68%	(0.21)%		$14,194	73%
Year Ended December 31, 2021	$99.95	16.40%	1.69%	1.68%	(0.45)%		$21,804	72%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  Amount is less than $0.005.

(e)  Amount is less than 0.005%.

See accompanying notes to financial statements.

Financial Highlights :: 221

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP International
Year Ended December 31, 2025	$20.04	0.56	5.00	5.56	(0.67)	—	(0.67)
Year Ended December 31, 2024	$20.58	0.72	(0.51)	0.21	(0.75)	—	(0.75)
Year Ended December 31, 2023	$17.81	0.62	2.15	2.77	—	—	—
Year Ended December 31, 2022	$22.33	(0.03)	(3.63)	(3.66)	—	(0.86)	(0.86)
Year Ended December 31, 2021	$20.52	(0.35)	2.16	1.81	—	—	—
ProFund VP Internet
Year Ended December 31, 2025	$26.67	(0.37)	2.81	2.44	—	(0.24)	(0.24)
Year Ended December 31, 2024	$21.05	(0.30)	6.38	6.08	—	(0.46)	(0.46)
Year Ended December 31, 2023	$16.40	(0.26)	8.12	7.86	—	(3.21)	(3.21)
Year Ended December 31, 2022	$51.30	(0.36)	(21.75)	(22.11)	—	(12.79)	(12.79)
Year Ended December 31, 2021	$58.55	(0.84)	3.30	2.46	—	(9.71)	(9.71)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP International
Year Ended December 31, 2025	$24.93	27.97%		1.68%	1.68%		2.43%	$14,288	—
Year Ended December 31, 2024	$20.04	0.88%		1.70%	1.68%		3.43%	$10,011	—
Year Ended December 31, 2023	$20.58	15.55%		1.71%	1.68%		3.19%	$10,459	—
Year Ended December 31, 2022	$17.81	(16.45)%		1.68%	1.65%		(0.16)%	$12,772	—
Year Ended December 31, 2021	$22.33	8.82%		1.60%	1.60%		(1.60)%	$12,151	—
ProFund VP Internet
Year Ended December 31, 2025	$28.87	9.13%		1.71%	1.68%		(1.32)%	$13,234	47%
Year Ended December 31, 2024	$26.67	29.34	%(d)	1.74%	1.68%		(1.29)%	$13,821	76%
Year Ended December 31, 2023	$21.05	49.85%		1.76%	1.68%		(1.34)%	$12,491	83%
Year Ended December 31, 2022	$16.40	(46.13)%		1.70%	1.69	%(e)	(1.40)%	$8,133	28%
Year Ended December 31, 2021	$51.30	5.30%		1.68%	1.68%		(1.47)%	$19,532	57%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

222 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Japan
Year Ended December 31, 2025	$67.96	1.58	16.49	18.07	(3.38)	(12.61)	(15.99)
Year Ended December 31, 2024	$65.23	2.39	11.89	14.28	(1.89)	(9.66)	(11.55)
Year Ended December 31, 2023	$48.48	1.93	14.82	16.75	—	—	—
Year Ended December 31, 2022	$56.77	(0.12)	(5.32)	(5.44)	—	(2.85)	(2.85)
Year Ended December 31, 2021	$63.65	(1.02)	3.20	2.18	—	(9.06)	(9.06)
ProFund VP Large-Cap Growth
Year Ended December 31, 2025	$67.81	(0.74)	13.88	13.14	—	(6.50)	(6.50)
Year Ended December 31, 2024	$51.60	(0.60)	17.94	17.34	—	(1.13)	(1.13)
Year Ended December 31, 2023	$47.65	(0.18)	13.09	12.91	—	(8.96)	(8.96)
Year Ended December 31, 2022	$85.95	(0.46)	(24.71)	(25.17)	—	(13.13)	(13.13)
Year Ended December 31, 2021	$77.23	(0.75)	20.84	20.09	—	(11.37)	(11.37)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Japan
Year Ended December 31, 2025	$70.04	30.69%	1.68%	1.68%	2.39%	$13,823	—
Year Ended December 31, 2024	$67.96	22.22%	1.71%	1.68%	3.37%	$10,361	—
Year Ended December 31, 2023	$65.23	34.51%	1.73%	1.68%	3.26%	$10,748	—
Year Ended December 31, 2022	$48.48	(9.92)%	1.69%	1.68%	(0.22)%	$7,448	—
Year Ended December 31, 2021	$56.77	3.89%	1.69%	1.68%	(1.68)%	$7,261	—
ProFund VP Large-Cap Growth
Year Ended December 31, 2025	$74.45	19.96%	1.69%	1.68%	(1.05)%	$39,000	121%
Year Ended December 31, 2024	$67.81	33.78%	1.75%	1.68%	(0.99)%	$34,127	163%
Year Ended December 31, 2023	$51.60	27.86%	1.78%	1.68%	(0.36)%	$26,086	178%
Year Ended December 31, 2022	$47.65	(30.64)%	1.73%	1.68%	(0.76)%	$15,799	132%
Year Ended December 31, 2021	$85.95	29.86%	1.69%	1.68%	(0.94)%	$37,180	122%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Highlights :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Large-Cap Value
Year Ended December 31, 2025	$48.67	0.14	5.01	5.15	(0.32)	(6.04)	(6.36)
Year Ended December 31, 2024	$50.37	0.28	4.66	4.94	(0.20)	(6.44)	(6.64)
Year Ended December 31, 2023	$45.11	0.16	8.71	8.87	(0.24)	(3.37)	(3.61)
Year Ended December 31, 2022	$49.32	0.23	(3.59)	(3.36)	(0.23)	(0.62)	(0.85)
Year Ended December 31, 2021	$40.50	0.22	9.03	9.25	(0.43)	—	(0.43)
ProFund VP Materials
Year Ended December 31, 2025	$83.74	0.34	6.18 (d)	6.52	(0.20)	(11.79)	(11.99)
Year Ended December 31, 2024	$85.48	0.17	(1.47)	(1.30)	(0.37)	(0.07)	(0.44)
Year Ended December 31, 2023	$76.40	0.33	9.12	9.45	(0.37)	—	(0.37)
Year Ended December 31, 2022	$84.94	0.36	(8.08)	(7.72)	(0.13)	(0.69)	(0.82)
Year Ended December 31, 2021	$69.36	0.14	17.52	17.66	(0.23)	(1.85)	(2.08)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Large-Cap Value
Year Ended December 31, 2025	$47.46	11.37%	1.70%	1.68%	0.29%	$15,505	146%
Year Ended December 31, 2024	$48.67	10.42%	1.77%	1.68%	0.55%	$16,968	91%
Year Ended December 31, 2023	$50.37	20.09%	1.78%	1.68%	0.34%	$20,299	151%
Year Ended December 31, 2022	$45.11	(6.82)%	1.73%	1.68%	0.51%	$15,986	214%
Year Ended December 31, 2021	$49.32	22.93%	1.70%	1.68%	0.48%	$17,877	79%
ProFund VP Materials
Year Ended December 31, 2025	$78.27	8.05%	1.71%	1.68%	0.42%	$11,523	653%
Year Ended December 31, 2024	$83.74	(1.55)%	1.75%	1.68%	0.19%	$12,689	48%
Year Ended December 31, 2023	$85.48	12.38%	1.77%	1.68%	0.40%	$14,610	69%
Year Ended December 31, 2022	$76.40	(9.14)%	1.71%	1.68%	0.46%	$13,568	65%
Year Ended December 31, 2021	$84.94	25.63%	1.68%	1.68%	0.18%	$17,284	134%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to financial statements.

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Mid-Cap
Year Ended December 31, 2025	$18.04	0.44	0.40	0.84	(0.72)	—	(0.72)
Year Ended December 31, 2024	$16.71	0.60	1.23	1.83	(0.50)	—	(0.50)
Year Ended December 31, 2023	$14.68	0.49	1.54	2.03	—	—	—
Year Ended December 31, 2022	$21.47	(0.04)	(3.10)	(3.14)	—	(3.65)	(3.65)
Year Ended December 31, 2021	$18.15	(0.33)	4.31	3.98	—	(0.66)	(0.66)
ProFund VP Mid-Cap Growth
Year Ended December 31, 2025	$39.88	(0.30)	2.45	2.15	—	(3.80)	(3.80)
Year Ended December 31, 2024	$36.50	(0.27)	5.29	5.02	—	(1.64)	(1.64)
Year Ended December 31, 2023	$31.75	(0.13)	5.07	4.94	—	(0.19)	(0.19)
Year Ended December 31, 2022	$50.76	(0.21)	(9.92)	(10.13)	—	(8.88)	(8.88)
Year Ended December 31, 2021	$47.68	(0.51)	8.14	7.63	—	(4.55)	(4.55)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Mid-Cap
Year Ended December 31, 2025	$18.16	4.78%	1.68%	1.68%	2.48%	$9,434	—
Year Ended December 31, 2024	$18.04	11.14%	1.70%	1.68%	3.41%	$10,195	—
Year Ended December 31, 2023	$16.71	13.83%	1.74%	1.68%	3.19%	$10,335	—
Year Ended December 31, 2022	$14.68	(14.92)%	1.70%	1.67%	(0.22)%	$9,993	—
Year Ended December 31, 2021	$21.47	22.21%	1.61%	1.61%	(1.61)%	$15,850	—
ProFund VP Mid-Cap Growth
Year Ended December 31, 2025	$38.23	5.67%	1.73%	1.68%	(0.79)%	$13,593	100%
Year Ended December 31, 2024	$39.88	13.89%	1.80%	1.68%	(0.68)%	$13,033	164%
Year Ended December 31, 2023	$36.50	15.56%	1.82%	1.68%	(0.40)%	$14,936	150%
Year Ended December 31, 2022	$31.75	(20.34)%	1.76%	1.68%	(0.57)%	$11,954	94%
Year Ended December 31, 2021	$50.76	16.97%	1.73%	1.68%	(1.02)%	$20,702	113%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Mid-Cap Value
Year Ended December 31, 2025	$44.02	0.16	2.23	2.39	(0.13)	(3.64)	(3.77)
Year Ended December 31, 2024	$42.06	0.14	3.80	3.94	(0.11)	(1.87)	(1.98)
Year Ended December 31, 2023	$39.51	0.07	5.15	5.22	(0.12)	(2.55)	(2.67)
Year Ended December 31, 2022	$50.46	0.11	(4.32)	(4.21)	(0.07)	(6.67)	(6.74)
Year Ended December 31, 2021	$39.36	0.04	11.18	11.22	(0.12)	—	(0.12)
ProFund VP Nasdaq-100
Year Ended December 31, 2025	$62.98	(0.11)	11.57	11.46	(0.27)	(4.66)	(4.93)
Year Ended December 31, 2024	$57.87	0.24	12.84	13.08	(0.26)	(7.71)	(7.97)
Year Ended December 31, 2023	$38.21	0.28	19.64	19.92	—	(0.26)	(0.26)
Year Ended December 31, 2022	$73.87	(0.34)	(23.34)	(23.68)	—	(11.98)	(11.98)
Year Ended December 31, 2021	$70.73	(0.81)	15.53	14.72	—	(11.58)	(11.58)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Mid-Cap Value
Year Ended December 31, 2025	$42.64	5.84%	1.71%	1.68%	0.38%	$10,293	158%
Year Ended December 31, 2024	$44.02	9.85%	1.80%	1.68%	0.33%	$10,451	144%
Year Ended December 31, 2023	$42.06	13.45%	1.81%	1.68%	0.19%	$12,286	130%
Year Ended December 31, 2022	$39.51	(8.45)%	1.74%	1.68%	0.25%	$13,192	175%
Year Ended December 31, 2021	$50.46	28.53%	1.70%	1.68%	0.08%	$18,681	172%
ProFund VP Nasdaq-100
Year Ended December 31, 2025	$69.51	18.62%	1.68%	1.68%	(0.17)%	$169,794	16%
Year Ended December 31, 2024	$62.98	23.43%	1.74%	1.68%	0.40%	$179,029	8%
Year Ended December 31, 2023	$57.87	52.17%	1.76%	1.68%	0.57%	$147,448	22%
Year Ended December 31, 2022	$38.21	(33.91)%	1.74%	1.68%	(0.67)%	$76,535	9%
Year Ended December 31, 2021	$73.87	24.80%	1.68%	1.68%	(1.15)%	$177,581	13%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
See accompanying notes to financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Pharmaceuticals
Year Ended December 31, 2025	$31.67	(0.15)	9.42	9.27	(0.07)	—	(0.07)
Year Ended December 31, 2024	$34.39	0.06	0.84	0.90	—	(3.62)	(3.62)
Year Ended December 31, 2023	$37.31	0.03	(2.07)	(2.04)	(0.19)	(0.69)	(0.88)
Year Ended December 31, 2022	$42.16	0.16	(2.71)	(2.55)	(0.03)	(2.27)	(2.30)
Year Ended December 31, 2021	$38.54	0.07	4.18	4.25	(0.11)	(0.52)	(0.63)
ProFund VP Precious Metals
Year Ended December 31, 2025	$26.16	1.00	37.93	38.93	(0.90)	—	(0.90)
Year Ended December 31, 2024	$25.40	0.93	0.74	1.67	(0.91)	—	(0.91)
Year Ended December 31, 2023	$25.03	0.82	(0.45)	0.37	—	—	—
Year Ended December 31, 2022	$28.13	(0.09)	(3.01)	(3.10)	—	—	—
Year Ended December 31, 2021	$30.89	(0.49)	(2.27)	(2.76)	—	—	—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Pharmaceuticals
Year Ended December 31, 2025	$40.87	29.34%		1.69%	1.68%	(0.45)%	$10,404	143%
Year Ended December 31, 2024	$31.67	3.41	%(d)	1.74%	1.68%	0.19%	$9,374	107%
Year Ended December 31, 2023	$34.39	(5.49)%		1.77%	1.68%	0.09%	$10,139	128%
Year Ended December 31, 2022	$37.31	(6.13)%		1.70%	1.68%	0.41%	$13,527	64%
Year Ended December 31, 2021	$42.16	11.20%		1.68%	1.68%	0.18%	$16,790	60%
ProFund VP Precious Metals
Year Ended December 31, 2025	$64.19	150.31%		1.68%	1.68%	2.28%	$65,508	—
Year Ended December 31, 2024	$26.16	6.58%		1.73%	1.68%	3.41%	$23,275	—
Year Ended December 31, 2023	$25.40	1.48%		1.76%	1.68%	3.25%	$24,691	—
Year Ended December 31, 2022	$25.03	(11.02)%		1.71%	1.68%	(0.33)%	$27,228	—
Year Ended December 31, 2021	$28.13	(8.94)%		1.68%	1.68%	(1.68)%	$30,204	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.15%.

See accompanying notes to financial statements.

Financial Highlights :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Real Estate
Year Ended December 31, 2025	$46.79	0.54	(0.23	)(d)	0.31	(0.72)	—	(0.72)
Year Ended December 31, 2024	$47.41	0.56	0.97		1.53	(0.67)	(1.48)	(2.15)
Year Ended December 31, 2023	$54.22	0.68	4.03		4.71	(0.57)	(10.95)	(11.52)
Year Ended December 31, 2022	$79.69	0.32	(21.06)		(20.74)	(0.48)	(4.25)	(4.73)
Year Ended December 31, 2021	$58.15	0.19	21.37		21.56	(0.02)	—	(0.02)
ProFund VP Rising Rates Opportunity
Year Ended December 31, 2025	$28.97	0.71	(0.22)		0.49	(1.18)	(2.06)	(3.24)
Year Ended December 31, 2024	$44.70	1.11	6.10		7.21	(1.45)	(21.49)	(22.94)
Year Ended December 31, 2023	$43.99	1.44	(0.67)		0.77	(0.06)	—	(0.06)
Year Ended December 31, 2022	$27.76	0.04	16.19		16.23	—	—	—
Year Ended December 31, 2021	$27.78	(0.50)	0.48		(0.02)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Real Estate
Year Ended December 31, 2025	$46.38	0.63%	1.72%	1.68%	1.15%	$9,083	1,433%
Year Ended December 31, 2024	$46.79	3.55%	1.77%	1.68%	1.19%	$7,319	82%
Year Ended December 31, 2023	$47.41	9.73%	1.80%	1.68%	1.38%	$6,487	114%
Year Ended December 31, 2022	$54.22	(26.56)%	1.74%	1.68%	0.49%	$5,596	85%
Year Ended December 31, 2021	$79.69	37.07%	1.69%	1.68%	0.27%	$13,927	147%
ProFund VP Rising Rates Opportunity
Year Ended December 31, 2025	$26.22	1.67%	1.59%	1.59%	2.56%	$5,271	—
Year Ended December 31, 2024	$28.97	19.00%	4.44%	1.66%	3.42%	$8,782	—
Year Ended December 31, 2023	$44.70	1.75%	1.68%	1.67%	3.21%	$8,220	—
Year Ended December 31, 2022	$43.99	58.47%	1.66%	1.66%	0.10%	$16,990	—
Year Ended December 31, 2021	$27.76	(0.07)%	1.64%	1.64%	(1.64)%	$5,890	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Semiconductor
Year Ended December 31, 2025	$50.71	(0.49)	18.93	18.44	—	(29.31)	(29.31)
Year Ended December 31, 2024(d)	$31.60	(0.45)	22.77	22.32	—	(3.21)	(3.21)
Year Ended December 31, 2023(d)	$16.46	(0.14)	15.52	15.38	—	(0.24)	(0.24)
Year Ended December 31, 2022(d)	$27.88	(0.07)	(10.22)	(10.29)	—	(1.13)	(1.13)
Year Ended December 31, 2021(d)	$20.63	(0.13)	9.24	9.11	—	(1.86)	(1.86)
ProFund VP Short Dow 30
Year Ended December 31, 2025	$19.48	0.39	(2.16)	(1.77)	(0.48)	—	(0.48)
Year Ended December 31, 2024	$21.58	0.60	(2.02)	(1.42)	(0.68)	—	(0.68)
Year Ended December 31, 2023	$23.45	0.68	(2.55)	(1.87)	—	—	—
Year Ended December 31, 2022	$22.35	(0.04)	1.14	1.10	—	—	—
Year Ended December 31, 2021	$27.63	(0.41)	(4.87)	(5.28)	—	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Semiconductor
Year Ended December 31, 2025	$39.84	41.70%		1.65%	1.64%		(1.09)%	$72,686	353%
Year Ended December 31, 2024(d)	$50.71	70.73%		1.70%	1.68%		(1.00)%	$96,950	323%
Year Ended December 31, 2023(d)	$31.60	93.66%		1.70%	1.68%		0.55%	$58,222	176%
Year Ended December 31, 2022(d)	$16.46	(37.50)%		1.70%	1.69	%(e)	(0.36)%	$7,904	276%
Year Ended December 31, 2021(d)	$27.88	48.49%		1.64%	1.64%		(0.55)%	$21,310	230%
ProFund VP Short Dow 30
Year Ended December 31, 2025	$17.23	(9.25)%		1.51%	1.50%		2.11%	$17	—
Year Ended December 31, 2024	$19.48	(6.75)%		1.76%	1.68%		2.93%	$6	—
Year Ended December 31, 2023	$21.58	(8.01)%		1.69%	1.68%		2.91%	$6	—
Year Ended December 31, 2022	$23.45	4.92%		1.74%	1.68%		(0.17)%	$7	—
Year Ended December 31, 2021	$22.35	(19.12	)%(f)	1.68%	1.68%		(1.68)%	$7	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred October 14, 2024.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

(f)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.60%.

See accompanying notes to financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Short Emerging Markets
Year Ended December 31, 2025	$21.10	0.45	(5.87)	(5.42)	(1.00)	—	(1.00)
Year Ended December 31, 2024	$23.49	0.75	(1.85)	(1.10)	(1.29)	—	(1.29)
Year Ended December 31, 2023	$26.73	0.83	(3.97)	(3.14)	(0.05)	(0.05)	(0.10)
Year Ended December 31, 2022	$25.52	0.04	1.64	1.68	—	(0.47)	(0.47)
Year Ended December 31, 2021	$23.20	(0.39)	2.71	2.32	—	—	—
ProFund VP Short International
Year Ended December 31, 2025	$24.78	0.52	(5.67)	(5.15)	(0.19)	—	(0.19)
Year Ended December 31, 2024	$24.88	0.82	— (d)	0.82	(0.92)	—	(0.92)
Year Ended December 31, 2023	$28.27	0.86	(3.77)	(2.91)	(0.48)	—	(0.48)
Year Ended December 31, 2022	$25.14	0.21	2.92	3.13	—	—	—
Year Ended December 31, 2021	$29.03	(0.43)	(3.46)	(3.89)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Short Emerging Markets
Year Ended December 31, 2025	$14.68	(26.15)%	1.69%	1.68%	2.55%	$683	—
Year Ended December 31, 2024	$21.10	(4.65)%	1.72%	1.68%	3.42%	$448	—
Year Ended December 31, 2023	$23.49	(11.78)%	1.75%	1.68%	3.32%	$513	—
Year Ended December 31, 2022	$26.73	6.69%	1.70%	1.67%	0.14%	$862	—
Year Ended December 31, 2021	$25.52	9.96%	1.68%	1.68%	(1.68)%	$711	—
ProFund VP Short International
Year Ended December 31, 2025	$19.44	(20.81)%	1.63%	1.63%	2.51%	$1,825	—
Year Ended December 31, 2024	$24.78	3.50%	1.69%	1.68%	3.41%	$511	—
Year Ended December 31, 2023	$24.88	(10.29)%	1.72%	1.68%	3.27%	$517	—
Year Ended December 31, 2022	$28.27	12.45%	1.68%	1.67%	0.71%	$3,016	—
Year Ended December 31, 2021	$25.14	(13.40)%	1.63%	1.63%	(1.63)%	$537	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  Amount is less than $0.005.

See accompanying notes to financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Short Mid-Cap
Year Ended December 31, 2025	$6.26	0.16	(0.44)	(0.28)	(0.15)	—	(0.15)
Year Ended December 31, 2024	$7.45	0.22	(0.68)	(0.46)	(0.73)	—	(0.73)
Year Ended December 31, 2023	$8.29	0.26	(1.03)	(0.77)	(0.07)	—	(0.07)
Year Ended December 31, 2022	$7.60	0.03	0.66	0.69	—	—	—
Year Ended December 31, 2021	$20.13	(0.18)	(4.08)	(4.26)	—	(8.27)	(8.27)
ProFund VP Short Nasdaq-100
Year Ended December 31, 2025	$9.55	0.22	(1.71)	(1.49)	(0.52)	—	(0.52)
Year Ended December 31, 2024	$12.30	0.38	(2.34)	(1.96)	(0.79)	—	(0.79)
Year Ended December 31, 2023	$18.22	0.47	(6.36)	(5.89)	—	(0.03)	(0.03)
Year Ended December 31, 2022	$13.49	(0.01)	4.74	4.73	—	—	—
Year Ended December 31, 2021	$18.22	(0.27)	(4.26)	(4.53)	—	(0.20)	(0.20)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Short Mid-Cap
Year Ended December 31, 2025	$5.83	(4.51)%		1.70%	1.68%		2.47%	$78	—
Year Ended December 31, 2024	$6.26	(6.55)%		1.79%	1.68%		3.33%	$61	—
Year Ended December 31, 2023	$7.45	(9.35)%		1.80%	1.68%		3.27%	$69	—
Year Ended December 31, 2022	$8.29	9.08%		1.71%	1.68%		0.41%	$96	—
Year Ended December 31, 2021	$7.60	(23.87	)%(d)	1.69%	1.68%		(1.68)%	$45	—
ProFund VP Short Nasdaq-100
Year Ended December 31, 2025	$7.54	(15.80)%		1.75%	1.69	%(e)	2.44%	$1,710	—
Year Ended December 31, 2024	$9.55	(16.21)%		1.75%	1.68%		3.45%	$1,928	—
Year Ended December 31, 2023	$12.30	(32.40)%		1.78%	1.68%		3.24%	$4,369	—
Year Ended December 31, 2022	$18.22	35.06%		1.73%	1.68%		(0.04)%	$7,484	—
Year Ended December 31, 2021	$13.49	(25.13)%		1.68%	1.68%		(1.68)%	$1,823	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.16%.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

Financial Highlights :: 231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Short Small-Cap
Year Ended December 31, 2025	$19.60	0.48	(2.40)	(1.92)	(0.71)	—	(0.71)
Year Ended December 31, 2024	$22.10	0.71	(2.06)	(1.35)	(1.15)	—	(1.15)
Year Ended December 31, 2023	$26.34	0.83	(3.67)	(2.84)	(0.07)	(1.33)	(1.40)
Year Ended December 31, 2022	$22.35	0.08	3.91	3.99	—	—	—
Year Ended December 31, 2021	$27.61	(0.39)	(4.87)	(5.26)	—	—	—
ProFund VP Small-Cap
Year Ended December 31, 2025	$37.02	0.08	3.91	3.99	(0.39)	—	(0.39)
Year Ended December 31, 2024	$34.30	0.24	2.96	3.20	(0.48)	—	(0.48)
Year Ended December 31, 2023	$29.85	0.26	4.19	4.45	—	—	—
Year Ended December 31, 2022	$43.20	(0.07)	(9.16)	(9.23)	—	(4.12)	(4.12)
Year Ended December 31, 2021	$39.82	(0.50)	5.55	5.05	—	(1.67)	(1.67)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Short Small-Cap
Year Ended December 31, 2025	$16.97	(10.08)%	1.78%	1.68%	2.47%	$728	—
Year Ended December 31, 2024	$19.60	(6.51)%	1.81%	1.68%	3.38%	$2,274	—
Year Ended December 31, 2023	$22.10	(10.88)%	1.81%	1.68%	3.32%	$2,194	—
Year Ended December 31, 2022	$26.34	17.81%	1.79%	1.68%	0.32%	$3,045	—
Year Ended December 31, 2021	$22.35	(19.05)%	1.69%	1.68%	(1.68)%	$996	—
ProFund VP Small-Cap
Year Ended December 31, 2025	$40.62	10.86%	1.87%	1.68%	0.22%	$10,833	13%
Year Ended December 31, 2024	$37.02	9.46%	1.85%	1.68%	0.67%	$10,689	13%
Year Ended December 31, 2023	$34.30	14.91%	1.87%	1.68%	0.84%	$15,158	15%
Year Ended December 31, 2022	$29.85	(21.85)%	1.80%	1.68%	(0.19)%	$10,221	12%
Year Ended December 31, 2021	$43.20	12.88%	1.70%	1.68%	(1.13)%	$14,587	24%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Small-Cap Growth
Year Ended December 31, 2025	$30.80	(0.20)	1.26	1.06	—	(2.53)	(2.53)
Year Ended December 31, 2024	$30.01	(0.15)	2.40	2.25	—	(1.46)	(1.46)
Year Ended December 31, 2023	$26.82	(0.07)	4.10	4.03	—	(0.84)	(0.84)
Year Ended December 31, 2022	$40.99	(0.16)	(8.79)	(8.95)	—	(5.22)	(5.22)
Year Ended December 31, 2021	$36.56	(0.33)	7.53	7.20	—	(2.77)	(2.77)
ProFund VP Small-Cap Value
Year Ended December 31, 2025	$45.01	0.06	2.00	2.06	(0.16)	(2.04)	(2.20)
Year Ended December 31, 2024	$42.96	0.12	2.35	2.47	(0.16)	(0.26)	(0.42)
Year Ended December 31, 2023	$39.83	0.11	4.96	5.07	(0.01)	(1.93)	(1.94)
Year Ended December 31, 2022	$54.49	0.02	(6.33)	(6.31)	—	(8.35)	(8.35)
Year Ended December 31, 2021	$42.42	(0.01)	12.12	12.11	(0.04)	—	(0.04)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Small-Cap Growth
Year Ended December 31, 2025	$29.33	3.62%		1.71%	1.68%	(0.67)%	$15,607	57%
Year Ended December 31, 2024	$30.80	7.80%		1.74%	1.68%	(0.48)%	$16,338	116%
Year Ended December 31, 2023	$30.01	15.19	%(d)	1.77%	1.68%	(0.25)%	$16,198	95%
Year Ended December 31, 2022	$26.82	(22.41)%		1.71%	1.68%	(0.52)%	$13,844	73%
Year Ended December 31, 2021	$40.99	20.64%		1.68%	1.68%	(0.82)%	$25,215	112%
ProFund VP Small-Cap Value
Year Ended December 31, 2025	$44.87	5.00%		1.73%	1.68%	0.14%	$18,863	115%
Year Ended December 31, 2024	$45.01	5.87%		1.75%	1.68%	0.29%	$18,611	130%
Year Ended December 31, 2023	$42.96	12.94%		1.78%	1.68%	0.28%	$19,447	98%
Year Ended December 31, 2022	$39.83	(12.41)%		1.71%	1.68%	0.04%	$18,404	102%
Year Ended December 31, 2021	$54.49	28.56%		1.69%	1.68%	(0.01)%	$27,120	147%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.11%.

See accompanying notes to financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Technology
Year Ended December 31, 2025	$77.13	(0.61)	16.78	16.17	—	(17.79)	(17.79)
Year Ended December 31, 2024	$69.18	(0.61)	14.18	13.57	—	(5.62)	(5.62)
Year Ended December 31, 2023	$48.61	(0.40)	28.03	27.63	—	(7.06)	(7.06)
Year Ended December 31, 2022	$92.90	(0.57)	(30.90)	(31.47)	—	(12.82)	(12.82)
Year Ended December 31, 2021	$75.35	(0.76)	24.96	24.20	—	(6.65)	(6.65)
ProFund VP UltraBull
Year Ended December 31, 2025	$42.35	0.17	9.48	9.65	(0.34)	(6.16)	(6.50)
Year Ended December 31, 2024	$30.02	0.26	12.32	12.58	(0.25)	—	(0.25)
Year Ended December 31, 2023	$20.67	0.20	9.15	9.35	—	—	—
Year Ended December 31, 2022	$46.43	(0.06)	(17.03)	(17.09)	—	(8.67)	(8.67)
Year Ended December 31, 2021	$29.36	(0.28)	17.35	17.07	—	—	—

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Technology
Year Ended December 31, 2025	$75.51	22.60%	1.58%	1.57%		(0.81)%	$47,981	176%
Year Ended December 31, 2024	$77.13	19.80%	1.65%	1.65%		(0.82)%	$59,606	41%
Year Ended December 31, 2023	$69.18	57.95%	1.67%	1.66%		(0.65)%	$57,109	33%
Year Ended December 31, 2022	$48.61	(35.72)%	1.63%	1.63%		(0.90)%	$27,032	179%
Year Ended December 31, 2021	$92.90	34.96%	1.58%	1.58%		(0.92)%	$54,587	163%
ProFund VP UltraBull
Year Ended December 31, 2025	$45.50	24.38%	1.69%	1.68%		0.40%	$22,714	65%
Year Ended December 31, 2024	$42.35	42.02%	1.72%	1.68%		0.68%	$33,441	79%
Year Ended December 31, 2023	$30.02	45.23%	1.74%	1.70	%(d)	0.80%	$18,660	44%
Year Ended December 31, 2022	$20.67	(39.12)%	1.72%	1.72	%(d)	(0.21)%	$10,253	31%
Year Ended December 31, 2021	$46.43	58.14%	1.67%	1.67%		(0.76)%	$19,780	443%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP UltraMid-Cap
Year Ended December 31, 2025	$40.75	0.22	1.06 (d)	1.28	(0.45)	—	(0.45)
Year Ended December 31, 2024	$35.05	0.35	5.59	5.94	(0.24)	—	(0.24)
Year Ended December 31, 2023	$28.67	0.23	6.15	6.38	—	—	—
Year Ended December 31, 2022	$73.95	(0.10)	(21.97)	(22.07)	—	(23.21)	(23.21)
Year Ended December 31, 2021	$50.42	(0.55)	24.08	23.53	—	—	—
ProFund VP UltraNasdaq-100
Year Ended December 31, 2025	$43.63	(0.01)	12.33	12.32	(0.11)	(4.85)	(4.96)
Year Ended December 31, 2024	$30.94	0.11	12.69	12.80	(0.11)	—	(0.11)
Year Ended December 31, 2023	$14.36	0.11	16.47	16.58	—	—	—
Year Ended December 31, 2022	$99.32	(0.21)	(51.50)	(51.71)	—	(33.25)	(33.25)
Year Ended December 31, 2021	$92.87	(1.08)	35.05	33.97	—	(27.52)	(27.52)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP UltraMid-Cap
Year Ended December 31, 2025	$41.58	3.20%	1.72%	1.69	%(e)	0.55%	$9,325	39%
Year Ended December 31, 2024	$40.75	17.02%	1.77%	1.68%		0.90%	$10,646	34%
Year Ended December 31, 2023	$35.05	22.21%	1.80%	1.68%		0.75%	$10,791	31%
Year Ended December 31, 2022	$28.67	(32.17)%	1.73%	1.68%		(0.24)%	$8,402	42%
Year Ended December 31, 2021	$73.95	46.67%	1.69%	1.68%		(0.83)%	$17,870	66%
ProFund VP UltraNasdaq-100
Year Ended December 31, 2025	$50.99	29.25%	1.70%	1.68%		(0.02)%	$304,432	26%
Year Ended December 31, 2024	$43.63	41.41%	1.77%	1.68%		0.28%	$244,550	15%
Year Ended December 31, 2023	$30.94	115.46%	1.78%	1.68%		0.46%	$186,933	39%
Year Ended December 31, 2022	$14.36	(60.93)%	1.77%	1.68%		(0.69)%	$84,528	25%
Year Ended December 31, 2021	$99.32	52.51%	1.69%	1.68%		(1.20)%	$268,234	20%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP UltraShort Dow 30
Year Ended December 31, 2025	$2.57	0.03	(0.61)	(0.58)	(0.02)	—	(0.02)
Year Ended December 31, 2024	$3.22	0.05	(0.59)	(0.54)	(0.11)	—	(0.11)
Year Ended December 31, 2023	$3.97	0.10	(0.84)	(0.74)	(0.01)	—	(0.01)
Year Ended December 31, 2022	$3.72	0.01	0.24	0.25	—	—	—
Year Ended December 31, 2021	$73.45	(0.09)	(19.00)	(19.09)	—	(50.64)	(50.64)
ProFund VP UltraShort Nasdaq-100
Year Ended December 31, 2025	$22.37	0.54	(7.88)	(7.34)	(0.56)	—	(0.56)
Year Ended December 31, 2024	$35.39	0.98	(12.81)	(11.83)	(1.19)	—	(1.19)
Year Ended December 31, 2023(e)	$83.33	1.90	(49.84)	(47.94)	—	—	—
Year Ended December 31, 2022(e)	$53.33	(0.10)	30.10	30.00	—	—	—
Year Ended December 31, 2021(e)	$107.14	(1.25)	(38.86)	(40.11)	—	(13.70)	(13.70)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP UltraShort Dow 30
Year Ended December 31, 2025	$1.97	(22.79)%		1.60%	1.57%	1.22%	$6	—
Year Ended December 31, 2024	$2.57	(17.34)%		1.89%	1.58%	1.79%	$3	—
Year Ended December 31, 2023	$3.22	(18.76)%		1.54%	1.51%	2.72%	$3	—
Year Ended December 31, 2022	$3.97	6.72%		1.37%	1.35%	0.13%	$4	—
Year Ended December 31, 2021	$3.72	(35.11	)%(d)	1.41%	1.41%	(1.41)%	$4	—
ProFund VP UltraShort Nasdaq-100
Year Ended December 31, 2025	$14.47	(33.04)%		1.75%	1.68%	2.61%	$184	—
Year Ended December 31, 2024	$22.37	(33.81)%		1.69%	1.68%	3.61%	$372	—
Year Ended December 31, 2023(e)	$35.39	(57.49)%		1.82%	1.68%	3.40%	$614	—
Year Ended December 31, 2022(e)	$83.33	56.04%		1.75%	1.68%	(0.10)%	$4,664	—
Year Ended December 31, 2021(e)	$53.33	(42.71)%		1.74%	1.68%	(1.68)%	$449	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.40%.

(e)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

See accompanying notes to financial statements.

236 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital		Total Distributions
ProFund VP UltraSmall-Cap
Year Ended December 31, 2025	$15.16	0.07	1.87	1.94	(0.16)	—	—		(0.16)
Year Ended December 31, 2024	$13.81	0.12	1.34	1.46	(0.11)	—	—		(0.11)
Year Ended December 31, 2023	$11.27	0.09	2.45	2.54	—	—	—		—
Year Ended December 31, 2022	$26.25	(0.05)	(10.86)	(10.91)	—	(4.07)	—		(4.07)
Year Ended December 31, 2021	$23.21	(0.33)	5.56	5.23	—	(2.19)	—		(2.19)
ProFund VP U.S. Government Plus
Year Ended December 31, 2025	$10.72	0.32	(0.19)	0.13	(0.32)	—	—		(0.32)
Year Ended December 31, 2024	$12.72	0.39	(2.00)	(1.61)	(0.39)	—	—		(0.39)
Year Ended December 31, 2023	$13.27	0.42	(0.43)	(0.01)	(0.54)	—	—	(d)	(0.54)
Year Ended December 31, 2022	$22.76	0.13	(9.62)	(9.49)	—	—	—		—
Year Ended December 31, 2021	$30.55	(0.12)	(2.80)	(2.92)	—	(4.87)	—		(4.87)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP UltraSmall-Cap
Year Ended December 31, 2025	$16.94	12.93%	1.84%	1.68%	0.47%	$14,829	28%
Year Ended December 31, 2024	$15.16	10.70%	1.88%	1.68%	0.80%	$15,707	34%
Year Ended December 31, 2023	$13.81	22.54%	1.90%	1.68%	0.72%	$17,000	33%
Year Ended December 31, 2022	$11.27	(43.68)%	1.84%	1.68%	(0.35)%	$12,588	51%
Year Ended December 31, 2021	$26.25	23.30%	1.72%	1.68%	(1.20)%	$28,250	24%
ProFund VP U.S. Government Plus
Year Ended December 31, 2025	$10.53	1.17%	1.42%	1.37%	2.98%	$5,652	394%
Year Ended December 31, 2024	$10.72	(12.83)%	1.44%	1.38%	3.36%	$6,053	401%
Year Ended December 31, 2023	$12.72	0.04%	1.48%	1.38%	3.20%	$9,841	394%
Year Ended December 31, 2022	$13.27	(41.70)%	1.43%	1.38%	0.76%	$7,614	395%
Year Ended December 31, 2021	$22.76	(7.08)%	1.39%	1.38%	(0.49)%	$15,215	393%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  Amount is less than $0.005.
See accompanying notes to financial statements.

Financial Highlights :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Utilities
Year Ended December 31, 2025	$44.65	0.62	5.62	6.24	(0.69)	(0.02)	(0.71)
Year Ended December 31, 2024	$37.43	0.62	7.27	7.89	(0.67)	—	(0.67)
Year Ended December 31, 2023	$41.50	0.58	(4.11)	(3.53)	(0.54)	—	(0.54)
Year Ended December 31, 2022	$42.47	0.41	(0.51)	(0.10)	(0.42)	(0.45)	(0.87)
Year Ended December 31, 2021	$37.37	0.51	5.18	5.69	(0.59)	—	(0.59)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Utilities
Year Ended December 31, 2025	$50.18	13.98%	1.70%	1.68%	1.28%	$32,483	800%
Year Ended December 31, 2024	$44.65	21.27%	1.75%	1.68%	1.48%	$33,008	178%
Year Ended December 31, 2023	$37.43	(8.59)%	1.78%	1.68%	1.49%	$26,119	29%
Year Ended December 31, 2022	$41.50	(0.25)%	1.71%	1.68%	0.99%	$39,018	29%
Year Ended December 31, 2021	$42.47	15.41%	1.69%	1.68%	1.31%	$34,775	24%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

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Notes to Financial Statements

240 :: Notes to Financial Statements :: December 31, 2025

1. Organization

ProFunds (the "Trust") consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements ("financial statements") relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds VP" and individually, a "ProFund VP"):

Classic ProFunds VP:

ProFund VP Asia 30	ProFund VP Large-Cap Value
ProFund VP Bull	ProFund VP Mid-Cap
ProFund VP Dow 30	ProFund VP Mid-Cap Growth
ProFund VP Emerging Markets	ProFund VP Mid-Cap Value
ProFund VP Europe 30	ProFund VP Nasdaq-100
ProFund VP International	ProFund VP Small-Cap
ProFund VP Japan	ProFund VP Small-Cap Growth
ProFund VP Large-Cap Growth	ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull	ProFund VP UltraNasdaq-100
ProFund VP UltraMid-Cap	ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear	ProFund VP Short Nasdaq-100
ProFund VP Short Dow 30	ProFund VP Short Small-Cap
ProFund VP Short Emerging Markets	ProFund VP UltraShort Dow 30
ProFund VP Short International	ProFund VP UltraShort Nasdaq-100
ProFund VP Short Mid-Cap

Sector ProFunds VP:

ProFund VP Banks	ProFund VP Internet
ProFund VP Biotechnology	ProFund VP Materials
ProFund VP Communication Services	ProFund VP Pharmaceuticals
ProFund VP Consumer Discretionary	ProFund VP Precious Metals
ProFund VP Consumer Staples	ProFund VP Real Estate
ProFund VP Energy	ProFund VP Semiconductor
ProFund VP Financials	ProFund VP Technology
ProFund VP Health Care	ProFund VP Utilities
ProFund VP Industrials

Non-Equity ProFunds VP:

ProFund Access VP High Yield	ProFund VP Rising Rates Opportunity
ProFund VP Falling U.S. Dollar	ProFund VP U.S. Government Plus

Money Market ProFund VP:

ProFund VP Government Money Market

Each ProFund VP's investment objective is disclosed in its prospectus. The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the "non-money market ProFunds VP." Each non-money market ProFund VP, other than ProFund VP Consumer Discretionary, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund VPs' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

Each ProFund VP included herein is deemed to be an individual reporting segment and Officers of the Trust collectively act as the ProFund VP's chief operating decision maker ("CODM"). The CODM monitors the operating results of each ProFund VP as a whole and each ProFund VP's long-term strategic asset allocation is guided by the ProFund VP's investment objective and principal investment strategies as described in its prospectus and executed by ProFund Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund VP's financial statements.

December 31, 2025 :: Notes to Financial Statements :: 241

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds VP within the Trust invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of the ProFund VP's total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of December 31, 2025, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 3.65% dated 12/31/25, due 1/2/26(1)	Natwest Markets, LLC, 3.72% dated 12/31/25, due 1/2/26(2)	RBC Capital Markets, LLC, 3.54% dated 12/31/25, due 1/2/26(3)	Societe Generale, 3.66% dated 12/31/25, due 1/2/26(4)	UMB Bank, N.A., 3.49% dated 12/31/25, due 1/2/26(5)
ProFund Access VP High Yield	$1,610,000	$2,951,000	$1,610,000	$3,756,000	$1,422,000
ProFund VP Banks	4,000	8,000	4,000	11,000	7,000
ProFund VP Bear	167,000	309,000	167,000	393,000	155,000
ProFund VP Biotechnology	52,000	96,000	52,000	122,000	49,000
ProFund VP Bull	1,041,000	1,909,000	1,041,000	2,429,000	922,000
ProFund VP Communication Services	53,000	98,000	53,000	124,000	49,000
ProFund VP Consumer Discretionary	20,000	37,000	20,000	47,000	21,000
ProFund VP Consumer Staples	26,000	48,000	26,000	62,000	26,000
ProFund VP Dow 30	49,000	93,000	49,000	118,000	51,000
ProFund VP Emerging Markets	39,000	72,000	39,000	92,000	39,000
ProFund VP Energy	54,000	99,000	54,000	126,000	50,000
ProFund VP Falling U.S. Dollar	93,000	173,000	93,000	219,000	89,000

242 :: Notes to Financial Statements :: December 31, 2025

Fund Name	HSBC Securities (USA), Inc., 3.65% dated 12/31/25, due 1/2/26(1)	Natwest Markets, LLC, 3.72% dated 12/31/25, due 1/2/26(2)	RBC Capital Markets, LLC, 3.54% dated 12/31/25, due 1/2/26(3)	Societe Generale, 3.66% dated 12/31/25, due 1/2/26(4)	UMB Bank, N.A., 3.49% dated 12/31/25, due 1/2/26(5)
ProFund VP Financials	$105,000	$194,000	$105,000	$246,000	$96,000
ProFund VP Government Money Market	1,723,000	3,160,000	1,723,000	4,022,000	1,523,000
ProFund VP Health Care	87,000	160,000	87,000	204,000	80,000
ProFund VP Industrials	28,000	51,000	28,000	65,000	26,000
ProFund VP International	2,039,000	3,740,000	2,039,000	4,759,000	1,805,000
ProFund VP Internet	48,000	88,000	48,000	112,000	44,000
ProFund VP Japan	2,296,000	4,210,000	2,296,000	5,358,000	2,027,000
ProFund VP Large-Cap Growth	19,000	35,000	19,000	45,000	20,000
ProFund VP Large-Cap Value	4,000	8,000	4,000	11,000	7,000
ProFund VP Materials	18,000	33,000	18,000	42,000	16,000
ProFund VP Mid-Cap	1,342,000	2,459,000	1,342,000	3,131,000	1,187,000
ProFund VP Mid-Cap Growth	10,000	19,000	10,000	24,000	11,000
ProFund VP Mid-Cap Value	1,000	3,000	1,000	4,000	4,000
ProFund VP Nasdaq-100	5,340,000	9,792,000	5,340,000	12,462,000	4,716,000
ProFund VP Pharmaceuticals	35,000	65,000	35,000	83,000	33,000
ProFund VP Precious Metals	9,839,000	18,040,000	9,839,000	22,960,000	8,685,000
ProFund VP Real Estate	9,000	17,000	9,000	22,000	12,000
ProFund VP Rising Rates Opportunity	727,000	1,334,000	727,000	1,699,000	650,000
ProFund VP Semiconductor	446,000	819,000	446,000	1,042,000	397,000
ProFund VP Short Dow 30	1,000	3,000	1,000	4,000	7,000
ProFund VP Short Emerging Markets	94,000	174,000	94,000	221,000	89,000
ProFund VP Short International	255,000	470,000	255,000	599,000	232,000
ProFund VP Short Mid-Cap	5,000	12,000	5,000	15,000	14,000
ProFund VP Short Nasdaq-100	232,000	426,000	232,000	543,000	212,000
ProFund VP Short Small-Cap	97,000	180,000	97,000	229,000	96,000
ProFund VP Small-Cap	616,000	1,131,000	616,000	1,440,000	552,000
ProFund VP Small-Cap Growth	8,000	15,000	8,000	20,000	10,000
ProFund VP Small-Cap Value	2,000	4,000	2,000	5,000	4,000
ProFund VP Technology	47,000	87,000	47,000	111,000	46,000
ProFund VP UltraBull	839,000	1,539,000	839,000	1,960,000	746,000
ProFund VP UltraMid-Cap	426,000	780,000	426,000	994,000	382,000
ProFund VP UltraNasdaq-100	12,120,000	22,221,000	12,120,000	28,280,000	10,696,000
ProFund VP UltraShort Dow 30	—	1,000	—	1,000	3,000
ProFund VP UltraShort Nasdaq-100	25,000	45,000	25,000	58,000	30,000
ProFund VP UltraSmall-Cap	716,000	1,315,000	716,000	1,673,000	639,000
ProFund VP U.S. Government Plus	415,000	761,000	415,000	970,000	372,000
ProFund VP Utilities	76,000	140,000	76,000	179,000	70,000
	$43,298,000	$79,424,000	$43,298,000	$101,092,000	$38,419,000

Each repurchase agreement was fully collateralized by U.S. government securities as of December 31, 2025, as follows:

(1)  U.S. Treasury Notes, 3.50%, due 11/15/2028, total value of $44,168,564.

(2)  U.S. Treasury Notes, 4.00% to 4.375%, due 11/30/2028 to 2/15/2034, which had an aggregate value of $81,017,233.

(3)  U.S. Treasury Notes, 3.875%, due 5/31/2027, total value $44,168,506.

(4)  U.S. Treasury Inflation-Protected Securities (TIPS), 1.75%, due 1/15/2034, U.S. Treasury Bonds, 1.625% to 4.50%, due 2/15/2043 to 11/15/2054, which had an aggregate value of $103,118,179.

(5)  U.S. Treasury Notes, 4.125% to 4.625%, due 11/15/2026 to 2/15/2028, which had an aggregate value of $39,192,350.

Investments in Other Investment Companies

Each non money-market ProFund VP may invest in other investment companies, including exchange-traded funds ("ETFs") and unit investment trusts ("UITs"), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund VP invests in, and thus, is a shareholder of, another investment company, the ProFund VP's shareholders will indirectly bear the ProFund VP's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund VP to the ProFund VP's own investment adviser and the other expenses that the ProFund VP bears directly in connection with the ProFund

VP's own operations. Because most ETFs are investment companies, the ProFund VP's investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund VP's investment in the shares of another investment company up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund VP may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to "funds of funds" arrangements.

December 31, 2025 :: Notes to Financial Statements :: 243

Depositary Receipts

Each non-money market ProFund VP, may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Each non-money market ProFund VP (other than the Non-Equity ProFunds VP) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds VP may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended December 31, 2025, were utilized to gain exposure or inverse exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended December 31, 2025. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with swap agreements in the ProFund VP Bear, ProFund VP Semiconductor, ProFund VP Short Nasdaq-100, and ProFund VP Small-Cap was 85%, 19%, 82%, and 18%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended December 31, 2025. The volume associated with futures contracts in the ProFund VP Bear and ProFund VP Short NASDAQ-100 was 14% and 18%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended December 31, 2025.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq-100 (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor is also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference

244 :: Notes to Financial Statements :: December 31, 2025

between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund VP's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes

December 31, 2025 :: Notes to Financial Statements :: 245

the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of December 31, 2025, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund VP's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP's illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP's rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP's custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP's ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time

246 :: Notes to Financial Statements :: December 31, 2025

counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/ from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP's Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025.

	Assets			Liabilities
Fund Name	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$—	$—	$—	$906	$—
ProFund VP Bear	2,883	7,660	—	—	—	—
ProFund VP Biotechnology	—	—	—	—	21,000	—
ProFund VP Bull	—	—	—	25,895	38,836	—
ProFund VP Communication Services	—	—	—	—	966	—
ProFund VP Consumer Discretionary	—	—	—	—	6,462	—
ProFund VP Consumer Staples	—	—	—	—	273	—
ProFund VP Dow 30	—	—	—	—	3,052	—
ProFund VP Emerging Markets	—	—	—	—	4,091	—
ProFund VP Energy	—	1,630	—	—	—	—
ProFund VP Financials	—	—	—	—	10,042	—
ProFund VP Health Care	—	—	—	—	4,168	—
ProFund VP Industrials	—	—	—	—	456	—
ProFund VP International	—	—	—	—	55,747	—
ProFund VP Internet	—	—	—	—	3,821	—
ProFund VP Japan	—	464	—	17,884	—	—
ProFund VP Materials	—	—	—	—	1,909	—
ProFund VP Mid-Cap	—	—	—	32,294	110,084	—
ProFund VP Nasdaq-100	—	—	—	357,928	282,958	—
ProFund VP Pharmaceuticals	—	—	—	—	3,833	—
ProFund VP Precious Metals	—	—	—	—	3,814,011	—
ProFund VP Real Estate	—	431	—	—	—	—
ProFund VP Semiconductor	—	—	—	—	29,924	—
ProFund VP Short Dow 30	—	141	—	—	—	—
ProFund VP Short Emerging Markets	—	1,391	—	—	—	—
ProFund VP Short International	—	6,882	—	—	—	—
ProFund VP Short Mid-Cap	—	730	—	—	—	—

December 31, 2025 :: Notes to Financial Statements :: 247

	Assets			Liabilities
Fund Name	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
ProFund VP Short Nasdaq-100	$—	$18,001	$—	$—	$—	$—
ProFund VP Short Small-Cap	4,298	8,796	—	—	—	—
ProFund VP Small-Cap	—	—	—	17,201	58,201	—
ProFund VP Technology	—	—	—	—	10,527	—
ProFund VP UltraBull	—	—	—	25,895	231,650	—
ProFund VP UltraMid-Cap	—	—	—	19,377	163,173	—
ProFund VP UltraNasdaq-100	—	—	—	608,478	4,073,816	—
ProFund VP UltraShort Dow 30	—	106	—	—	—	—
ProFund VP UltraShort Nasdaq-100	—	4,047	—	—	—	—
ProFund VP UltraSmall-Cap	—	—	—	72,105	282,672	—
ProFund VP Utilities	—	—	—	—	68	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	2,894	—	—	726
Interest Rate Risk Exposure:
ProFund Access VP High Yield	—	12,324	—	—	—	—
ProFund VP Rising Rates Opportunity	—	40,099	—	—	—	—
ProFund VP U.S. Government Plus	—	—	—	—	27,591	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP's Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$20,763	$—	$—	$(508)	$—
ProFund VP Bear	(28,595)	(376,018)	—	(8,340)	(9,226)	—
ProFund VP Biotechnology	—	180,913	—	—	(15,459)	—
ProFund VP Bull	265,565	1,000,812	—	63,905	62,312	—
ProFund VP Communication Services	—	16,185	—	—	4,561	—
ProFund VP Consumer Discretionary	—	6,496	—	—	(2,205)	—
ProFund VP Consumer Staples	—	2,167	—	—	100	—
ProFund VP Dow 30	—	31,927	—	—	1,152	—
ProFund VP Emerging Markets	—	412,890	—	—	8,183	—
ProFund VP Energy	—	(20,138)	—	—	(3,832)	—
ProFund VP Financials	—	82,997	—	—	(11,072)	—
ProFund VP Health Care	—	70,211	—	—	(320)	—
ProFund VP Industrials	—	35,668	—	—	2,555	—
ProFund VP International	—	2,562,941	—	—	26,440	—
ProFund VP Internet	—	8,662	—	—	2,136	—
ProFund VP Japan	2,840,000	49,634	—	(12,684)	3,178	—
ProFund VP Materials	—	(4,048)	—	—	350	—
ProFund VP Mid-Cap	(29,747)	135,917	—	69,940	(60,333)	—
ProFund VP Nasdaq-100	1,484,735	3,715,137	—	394,277	160,285	—
ProFund VP Pharmaceuticals	—	42,704	—	—	(1,901)	—
ProFund VP Precious Metals	—	39,254,320	—	—	(3,447,589)	—
ProFund VP Real Estate	—	2,938	—	—	(551)	—
ProFund VP Semiconductor	—	2,923,608	—	—	27,470	—
ProFund VP Short Dow 30	—	(1,423)	—	—	78	—

248 :: Notes to Financial Statements :: December 31, 2025

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
ProFund VP Short Emerging Markets	$—	$(64,265)	$—	$—	$(4,753)	$—
ProFund VP Short International	—	(389,324)	—	—	2,741	—
ProFund VP Short Mid-Cap	—	(18,069)	—	—	390	—
ProFund VP Short Nasdaq-100	(48,052)	(448,747)	—	(16,727)	(16,271)	—
ProFund VP Short Small-Cap	(25,506)	(237,392)	—	(4,505)	(4,886)	—
ProFund VP Small-Cap	18,256	(40,217)	—	18,009	(34,594)	—
ProFund VP Technology	—	64,095	—	—	12,359	—
ProFund VP UltraBull	404,196	2,801,513	—	108,805	371,786	—
ProFund VP UltraMid-Cap	(59,849)	(151,417)	—	62,410	(95,928)	—
ProFund VP UltraNasdaq-100	1,478,788	35,669,739	—	823,899	2,239,016	—
ProFund VP UltraShort Dow 30	—	(1,343)	—	—	48	—
ProFund VP UltraShort Nasdaq-100	—	(1,026,310)	—	—	(12,900)	—
ProFund VP UltraSmall-Cap	(18,238)	871,709	—	95,143	(162,985)	—
ProFund VP Utilities	—	36,337	—	—	5,102	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	28,233	—	—	10,473
Interest Rate Risk Exposure:
ProFund Access VP High Yield	—	389,196	—	—	(24,884)	—
ProFund VP Rising Rates Opportunity	—	103,299	—	—	(236,620)	—
ProFund VP U.S. Government Plus	—	(306,089)	—	—	111,941	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts as of December 31, 2025. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Fund Name	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund Access VP High Yield
Swap Agreements — Goldman Sachs International	$7,466	$—	$—	$7,466
Swap Agreements — UBS AG	4,858	—	—	4,858
ProFund VP Banks
Swap Agreements — Goldman Sachs International	(906)	—	906	—
ProFund VP Bear
Swap Agreements — Goldman Sachs International	4,714	—	—	4,714
Swap Agreements — UBS AG	2,946	—	—	2,946
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(21,000)	—	21,000	—
ProFund VP Bull
Swap Agreements — Goldman Sachs International	(23,795)	23,795	—	—
Swap Agreements — UBS AG	(15,041)	15,041	—	—
ProFund VP Communication Services
Swap Agreements — Goldman Sachs International	(966)	—	966	—
ProFund VP Consumer Discretionary
Swap Agreements — Goldman Sachs International	(6,462)	—	6,462	—
ProFund VP Consumer Staples
Swap Agreements — Goldman Sachs International	(273)	—	273	—

December 31, 2025 :: Notes to Financial Statements :: 249

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Fund Name	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	$(2,388)	$2,388	$—	$—
Swap Agreements — UBS AG	(664)	664	—	—
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	(2,295)	2,295	—	—
Swap Agreements — UBS AG	(1,796)	1,796	—	—
ProFund VP Energy
Swap Agreements — Goldman Sachs International	1,630	—	—	1,630
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	1,142
Depreciation	(359)
Net Depreciation	783	—	—	783
Forward Currency Contracts — UBS AG
Appreciation	1,752
Depreciation	(367)
Net Depreciation	1,385	—	—	1,385
ProFund VP Financials
Swap Agreements — Goldman Sachs International	(10,042)	—	10,042	—
ProFund VP Health Care
Swap Agreements — Goldman Sachs International	(4,168)	—	4,168	—
ProFund VP Industrials
Swap Agreements — Goldman Sachs International	(456)	—	456	—
ProFund VP International
Swap Agreements — Goldman Sachs International	(25,828)	25,828	—	—
Swap Agreements — UBS AG	(29,919)	29,919	—	—
ProFund VP Internet
Swap Agreements — Goldman Sachs International	(3,821)	—	3,821	—
ProFund VP Japan
Swap Agreements — Goldman Sachs International	464	—	—	464
ProFund VP Materials
Swap Agreements — Goldman Sachs International	(1,909)	—	1,909	—
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	(44,465)	44,465	—	—
Swap Agreements — UBS AG	(65,619)	65,619	—	—
ProFund VP Nasdaq-100
Swap Agreements — Goldman Sachs International	(193,880)	193,880	—	—
Swap Agreements — UBS AG	(89,078)	89,078	—	—
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(3,833)	—	3,833	—
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	(2,104,794)	2,104,794	—	—
Swap Agreements — UBS AG	(1,709,217)	1,709,217	—	—
ProFund VP Real Estate
Swap Agreements — Goldman Sachs International	431	—	—	431
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	10,676	—	—	10,676
Swap Agreements — Societe' Generale	29,423	—	—	29,423
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(29,924)	—	29,924	—
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	117	—	—	117
Swap Agreements — UBS AG	24	—	—	24
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	223	—	—	223
Swap Agreements — UBS AG	1,168	—	—	1,168
ProFund VP Short International
Swap Agreements — Goldman Sachs International	3,577	—	—	3,577
Swap Agreements — UBS AG	3,305	—	—	3,305

250 :: Notes to Financial Statements :: December 31, 2025

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Fund Name	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	$481	$—	$—	$481
Swap Agreements — UBS AG	249	—	—	249
ProFund VP Short Nasdaq-100
Swap Agreements — Goldman Sachs International	14,692	—	—	14,692
Swap Agreements — UBS AG	3,309	—	—	3,309
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	2,363	—	—	2,363
Swap Agreements — UBS AG	6,433	—	—	6,433
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	(39,192)	39,192	—	—
Swap Agreements — UBS AG	(19,009)	19,009	—	—
ProFund VP Technology
Swap Agreements — Goldman Sachs International	(10,527)	—	10,527	—
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	(138,003)	138,003	—	—
Swap Agreements — UBS AG	(93,647)	93,647	—	—
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	(93,416)	93,416	—	—
Swap Agreements — UBS AG	(69,757)	69,757	—	—
ProFund VP UltraNasdaq-100
Swap Agreements — Goldman Sachs International	(1,941,123)	1,941,123	—	—
Swap Agreements — UBS AG	(2,132,693)	2,132,693	—	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	91	—	—	91
Swap Agreements — UBS AG	15	—	—	15
ProFund VP UltraShort Nasdaq-100
Swap Agreements — Goldman Sachs International	2,758	—	—	2,758
Swap Agreements — UBS AG	1,289	—	—	1,289
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	(137,295)	137,295	—	—
Swap Agreements — UBS AG	(145,377)	145,377	—	—
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	(14,209)	14,209	—	—
Swap Agreements — Societe' Generale	(13,382)	13,382	—	—
ProFund VP Utilities
Swap Agreements — Goldman Sachs International	(68)	—	68	—

*  The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**  Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending

Each non money-market ProFund VP, except for ProFund Access VP High Yield, may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar- denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund VP lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund VP in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund VP in connection with these loans may not be sold or pledged by the ProFund VP and, accordingly, is not reflected in the ProFund VP's assets and liabilities. The ProFunds VP may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds VP are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund VP if a material

December 31, 2025 :: Notes to Financial Statements :: 251

event affecting the ProFund VP's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund VP or the borrower at any time. No securities loan shall be made on behalf of a ProFund VP if, as a result, the aggregate value of all securities loaned by the particular ProFund VP exceeds one-third of the value of such ProFund VP's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund VP has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund VP would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund VP's securities as agreed, the ProFund VP may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund VP. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund VP could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund VP and any additional required collateral is delivered to the ProFund VP, or excess collateral returned by the ProFund VP, on the next business day.

The following table is a summary of the ProFunds VP securities lending transactions as of December 31, 2025:

Fund Name	Value of Securities on Loan	Value of Cash Collateral Received*
ProFund VP Asia 30	$2,342,071	$2,520,389
ProFund VP Biotechnology	1,253,725	1,308,485
ProFund VP Emerging Markets	2,125,781	2,222,421
ProFund VP Europe 30	408,019	418,688
ProFund VP Mid-Cap Growth	4,363	4,471
ProFund VP Mid-Cap Value	28,810	29,460
ProFund VP Small-Cap	57,622	60,046
ProFund VP Small-Cap Value	100,846	104,794
ProFund VP UltraMid-Cap	11,697	11,967
ProFund VP UltraSmall-Cap	86,565	90,155

*  Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loan section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statements of Operations as Foreign tax withholding. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction's legal obligation to pay reclaims, as well as payment history and market convention. Any receivables at period end are disclosed in the Statements of Assets and Liabilities as Receivable for Tax Reclaims. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund Access VP High Yield, ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund Access VP High Yield and ProFund VP Real Estate declare and pay dividends from net investment income quarterly, if any. Net realized capital gains, if any, will at least be distributed annually.

252 :: Notes to Financial Statements :: December 31, 2025

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., passive foreign investment company ("PFIC") sales, return of capital, net operating loss, and distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., PFIC mark-to-market, corporate actions, wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. For ProFund Access VP High Yield, distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the "Rule"), the Trust's Board of Trustees designated the Advisor the "Valuation Designee" as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust's security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds' VP own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is

December 31, 2025 :: Notes to Financial Statements :: 253

principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued using the quoted daily forward rate obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the year ended December 31, 2025, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of December 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund Access VP High Yield
Repurchase Agreements	$—	$—	$11,349,000	$—	$11,349,000	$—
Swap Agreements	—	—	—	12,324	—	12,324
Total	$—	$—	$11,349,000	$12,324	$11,349,000	$12,324
ProFund VP Asia 30
Common Stocks	$19,189,709	$—	$—	$—	$19,189,709	$—
Collateral for Securities Loaned	2,520,389	—	—	—	2,520,389	—
Total	$21,710,098	$—	$—	$—	$21,710,098	$—
ProFund VP Banks
Common Stocks	$4,388,853	$—	$—	$—	$4,388,853	$—
Repurchase Agreements	—	—	34,000	—	34,000	—
Swap Agreements	—	—	—	(906)	—	(906)
Total	$4,388,853	$—	$34,000	$(906)	$4,422,853	$(906)
ProFund VP Bear
Repurchase Agreements	$—	$—	$1,191,000	$—	$1,191,000	$—
Futures Contracts	—	2,883	—	—	—	2,883
Swap Agreements	—	—	—	7,660	—	7,660
Total	$—	$2,883	$1,191,000	$7,660	$1,191,000	$10,543
ProFund VP Biotechnology
Common Stocks	$40,827,249	$—	$—	$—	$40,827,249	$—
Rights	—	—	4,179	—	4,179	—
Repurchase Agreements	—	—	371,000	—	371,000	—
Collateral for Securities Loaned	1,308,485	—	—	—	1,308,485	—
Swap Agreements	—	—	—	(21,000)	—	(21,000)
Total	$42,135,734	$—	$375,179	$(21,000)	$42,510,913	$(21,000)
ProFund VP Bull
Common Stocks	$40,760,081	$—	$—	$—	$40,760,081	$—
Repurchase Agreements	—	—	7,342,000	—	7,342,000	—
Futures Contracts	—	(25,895)	—	—	—	(25,895)
Swap Agreements	—	—	—	(38,836)	—	(38,836)
Total	$40,760,081	$(25,895)	$7,342,000	$(38,836)	$48,102,081	$(64,731)

254 :: Notes to Financial Statements :: December 31, 2025

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Communication Services
Common Stocks	$13,772,566	$—	$—	$—	$13,772,566	$—
Repurchase Agreements	—	—	377,000	—	377,000	—
Swap Agreements	—	—	—	(966)	—	(966)
Total	$13,772,566	$—	$377,000	$(966)	$14,149,566	$(966)
ProFund VP Consumer Discretionary
Common Stocks	$19,438,062	$—	$—	$—	$19,438,062	$—
Repurchase Agreements	—	—	145,000	—	145,000	—
Swap Agreements	—	—	—	(6,462)	—	(6,462)
Total	$19,438,062	$—	$145,000	$(6,462)	$19,583,062	$(6,462)
ProFund VP Consumer Staples
Common Stocks	$9,172,965	$—	$—	$—	$9,172,965	$—
Repurchase Agreements	—	—	188,000	—	188,000	—
Swap Agreements	—	—	—	(273)	—	(273)
Total	$9,172,965	$—	$188,000	$(273)	$9,360,965	$(273)
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$360,000	$—	$360,000	$—
Swap Agreements	—	—	—	(3,052)	—	(3,052)
Total	$—	$—	$360,000	$(3,052)	$360,000	$(3,052)
ProFund VP Emerging Markets
Common Stocks	$33,251,587	$—	$—	$—	$33,251,587	$—
Preferred Stocks	498,214	—	—	—	498,214	—
Repurchase Agreements	—	—	281,000	—	281,000	—
Collateral for Securities Loaned	2,222,421	—	—	—	2,222,421	—
Swap Agreements	—	—	—	(4,091)	—	(4,091)
Total	$35,972,222	$—	$281,000	$(4,091)	$36,253,222	$(4,091)
ProFund VP Energy
Common Stocks	$30,105,919	$—	$—	$—	$30,105,919	$—
Repurchase Agreements	—	—	383,000	—	383,000	—
Swap Agreements	—	—	—	1,630	—	1,630
Total	$30,105,919	$—	$383,000	$1,630	$30,488,919	$1,630
ProFund VP Europe 30
Common Stocks	$17,454,243	$—	$—	$—	$17,454,243	$—
Collateral for Securities Loaned	418,688	—	—	—	418,688	—
Total	$17,872,931	$—	$—	$—	$17,872,931	$—
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$667,000	$—	$667,000	$—
Forward Currency Contracts	—	—	—	2,168	—	2,168
Total	$—	$—	$667,000	$2,168	$667,000	$2,168
ProFund VP Financials
Common Stocks	$38,114,248	$—	$—	$—	$38,114,248	$—
Repurchase Agreements	—	—	746,000	—	746,000	—
Swap Agreements	—	—	—	(10,042)	—	(10,042)
Total	$38,114,248	$—	$746,000	$(10,042)	$38,860,248	$(10,042)
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$15,933,927	$—	$15,933,927	$—
Repurchase Agreements	—	—	12,151,000	—	12,151,000	—
Total	$—	$—	$28,084,927	$—	$28,084,927	$—
ProFund VP Health Care
Common Stocks	$33,806,781	$—	$—	$—	$33,806,781	$—
Repurchase Agreements	—	—	618,000	—	618,000	—
Swap Agreements	—	—	—	(4,168)	—	(4,168)
Total	$33,806,781	$—	$618,000	$(4,168)	$34,424,781	$(4,168)

December 31, 2025 :: Notes to Financial Statements :: 255

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Industrials
Common Stocks	$16,555,722	$—	$—	$—	$16,555,722	$—
Repurchase Agreements	—	—	198,000	—	198,000	—
Swap Agreements	—	—	—	(456)	—	(456)
Total	$16,555,722	$—	$198,000	$(456)	$16,753,722	$(456)
ProFund VP International
Repurchase Agreements	$—	$—	$14,382,000	$—	$14,382,000	$—
Swap Agreements	—	—	—	(55,747)	—	(55,747)
Total	$—	$—	$14,382,000	$(55,747)	$14,382,000	$(55,747)
ProFund VP Internet
Common Stocks	$12,840,170	$—	$—	$—	$12,840,170	$—
Repurchase Agreements	—	—	340,000	—	340,000	—
Swap Agreements	—	—	—	(3,821)	—	(3,821)
Total	$12,840,170	$—	$340,000	$(3,821)	$13,180,170	$(3,821)
ProFund VP Japan
Repurchase Agreements	$—	$—	$16,187,000	$—	$16,187,000	$—
Futures Contracts	—	(17,884)	—	—	—	(17,884)
Swap Agreements	—	—	—	464	—	464
Total	$—	$(17,884)	$16,187,000	$464	$16,187,000	$(17,420)
ProFund VP Large-Cap Growth
Common Stocks	$38,929,020	$—	$—	$—	$38,929,020	$—
Repurchase Agreements	—	—	138,000	—	138,000	—
Total	$38,929,020	$—	$138,000	$—	$39,067,020	$—
ProFund VP Large-Cap Value
Common Stocks	$15,487,326	$—	$—	$—	$15,487,326	$—
Repurchase Agreements	—	—	34,000	—	34,000	—
Total	$15,487,326	$—	$34,000	$—	$15,521,326	$—
ProFund VP Materials
Common Stocks	$11,254,404	$—	$—	$—	$11,254,404	$—
Repurchase Agreements	—	—	127,000	—	127,000	—
Swap Agreements	—	—	—	(1,909)	—	(1,909)
Total	$11,254,404	$—	$127,000	$(1,909)	$11,381,404	$(1,909)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$9,461,000	$—	$9,461,000	$—
Futures Contracts	—	(32,294)	—	—	—	(32,294)
Swap Agreements	—	—	—	(110,084)	—	(110,084)
Total	$—	$(32,294)	$9,461,000	$(110,084)	$9,461,000	$(142,378)
ProFund VP Mid-Cap Growth
Common Stocks	$13,579,547	$—	$—	$—	$13,579,547	$—
Repurchase Agreements	—	—	74,000	—	74,000	—
Collateral for Securities Loaned	4,471	—	—	—	4,471	—
Total	$13,584,018	$—	$74,000	$—	$13,658,018	$—
ProFund VP Mid-Cap Value
Common Stocks	$10,292,956	$—	$—	$—	$10,292,956	$—
Repurchase Agreements	—	—	13,000	—	13,000	—
Collateral for Securities Loaned	29,460	—	—	—	29,460	—
Total	$10,322,416	$—	$13,000	$—	$10,335,416	$—
ProFund VP Nasdaq-100
Common Stocks	$129,341,132	$—	$—	$—	$129,341,132	$—
Repurchase Agreements	—	—	37,650,000	—	37,650,000	—
Futures Contracts	—	(357,928)	—	—	—	(357,928)
Swap Agreements	—	—	—	(282,958)	—	(282,958)
Total	$129,341,132	$(357,928)	$37,650,000	$(282,958)	$166,991,132	$(640,886)

256 :: Notes to Financial Statements :: December 31, 2025

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Pharmaceuticals
Common Stocks	$10,179,474	$—	$—	$—	$10,179,474	$—
Repurchase Agreements	—	—	251,000	—	251,000	—
Swap Agreements	—	—	—	(3,833)	—	(3,833)
Total	$10,179,474	$—	$251,000	$(3,833)	$10,430,474	$(3,833)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$69,363,000	$—	$69,363,000	$—
Swap Agreements	—	—	—	(3,814,011)	—	(3,814,011)
Total	$—	$—	$69,363,000	$(3,814,011)	$69,363,000	$(3,814,011)
ProFund VP Real Estate
Common Stocks	$8,876,782	$—	$—	$—	$8,876,782	$—
Repurchase Agreements	—	—	69,000	—	69,000	—
Swap Agreements	—	—	—	431	—	431
Total	$8,876,782	$—	$69,000	$431	$8,945,782	$431
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$5,137,000	$—	$5,137,000	$—
Swap Agreements	—	—	—	40,099	—	40,099
Total	$—	$—	$5,137,000	$40,099	$5,137,000	$40,099
ProFund VP Semiconductor
Common Stocks	$33,422,802	$—	$—	$—	$33,422,802	$—
Repurchase Agreements	—	—	3,150,000	—	3,150,000	—
Swap Agreements	—	—	—	(29,924)	—	(29,924)
Total	$33,422,802	$—	$3,150,000	$(29,924)	$36,572,802	$(29,924)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$16,000	$—	$16,000	$—
Swap Agreements	—	—	—	141	—	141
Total	$—	$—	$16,000	$141	$16,000	$141
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$672,000	$—	$672,000	$—
Swap Agreements	—	—	—	1,391	—	1,391
Total	$—	$—	$672,000	$1,391	$672,000	$1,391
ProFund VP Short International
Repurchase Agreements	$—	$—	$1,811,000	$—	$1,811,000	$—
Swap Agreements	—	—	—	6,882	—	6,882
Total	$—	$—	$1,811,000	$6,882	$1,811,000	$6,882
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$51,000	$—	$51,000	$—
Swap Agreements	—	—	—	730	—	730
Total	$—	$—	$51,000	$730	$51,000	$730
ProFund VP Short Nasdaq-100
Repurchase Agreements	$—	$—	$1,645,000	$—	$1,645,000	$—
Swap Agreements	—	—	—	18,001	—	18,001
Total	$—	$—	$1,645,000	$18,001	$1,645,000	$18,001
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$699,000	$—	$699,000	$—
Futures Contracts	—	4,298	—	—	—	4,298
Swap Agreements	—	—	—	8,796	—	8,796
Total	$—	$4,298	$699,000	$8,796	$699,000	$13,094

December 31, 2025 :: Notes to Financial Statements :: 257

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments^	Investment Securities		Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Small-Cap
Common Stocks	$6,459,996	$—	$—		$—	$6,459,996	$—
Rights	—	—	—	*	—	—	—
Trust	—	—	—	*	—	—	—
Repurchase Agreements	—	—	4,355,000		—	4,355,000	—
Collateral for Securities Loaned	60,046	—	—		—	60,046	—
Futures Contracts	—	(17,201)	—		—	—	(17,201)
Swap Agreements	—	—	—		(58,201)	—	(58,201)
Total	$6,520,042	$(17,201)	$4,355,000		$(58,201)	$10,875,042	$(75,402)
ProFund VP Small-Cap Growth
Common Stocks	$15,569,611	$—	$—		$—	$15,569,611	$—
Repurchase Agreements	—	—	61,000		—	61,000	—
Total	$15,569,611	$—	$61,000		$—	$15,630,611	$—
ProFund VP Small-Cap Value
Common Stocks	$18,847,590	$—	$—		$—	$18,847,590	$—
Repurchase Agreements	—	—	17,000		—	17,000	—
Collateral for Securities Loaned	104,794	—	—		—	104,794	—
Total	$18,952,384	$—	$17,000		$—	$18,969,384	$—
ProFund VP Technology
Common Stocks	$46,897,036	$—	$—		$—	$46,897,036	$—
Repurchase Agreements	—	—	338,000		—	338,000	—
Swap Agreements	—	—	—		(10,527)	—	(10,527)
Total	$46,897,036	$—	$338,000		$(10,527)	$47,235,036	$(10,527)
ProFund VP UltraBull
Common Stocks	$16,867,151	$—	$—		$—	$16,867,151	$—
Repurchase Agreements	—	—	5,923,000		—	5,923,000	—
Futures Contracts	—	(25,895)	—		—	—	(25,895)
Swap Agreements	—	—	—		(231,650)	—	(231,650)
Total	$16,867,151	$(25,895)	$5,923,000		$(231,650)	$22,790,151	$(257,545)
ProFund VP UltraMid-Cap
Common Stocks	$6,515,631	$—	$—		$—	$6,515,631	$—
Repurchase Agreements	—	—	3,008,000		—	3,008,000	—
Collateral for Securities Loaned	11,967	—	—		—	11,967	—
Futures Contracts	—	(19,377)	—		—	—	(19,377)
Swap Agreements	—	—	—		(163,173)	—	(163,173)
Total	$6,527,598	$(19,377)	$3,008,000		$(163,173)	$9,535,598	$(182,550)
ProFund VP UltraNasdaq-100
Common Stocks	$218,970,520	$—	$—		$—	$218,970,520	$—
Repurchase Agreements	—	—	85,437,000		—	85,437,000	—
Futures Contracts	—	(608,478)	—		—	—	(608,478)
Swap Agreements	—	—	—		(4,073,816)	—	(4,073,816)
Total	$218,970,520	$(608,478)	$85,437,000		$(4,073,816)	$304,407,520	$(4,682,294)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$5,000		$—	$5,000	$—
Swap Agreements	—	—	—		106	—	106
Total	$—	$—	$5,000		$106	$5,000	$106
ProFund VP UltraShort Nasdaq-100
Repurchase Agreements	$—	$—	$183,000		$—	$183,000	$—
Swap Agreements	—	—	—		4,047	—	4,047
Total	$—	$—	$183,000		$4,047	$183,000	$4,047

258 :: Notes to Financial Statements :: December 31, 2025

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments^	Investment Securities		Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraSmall-Cap
Common Stocks	$9,861,264	$—	$—		$—	$9,861,264	$—
Rights	—	—	—	*	—	—	—
Trust	—	—	—	*	—	—	—
Repurchase Agreements	—	—	5,059,000		—	5,059,000	—
Collateral for Securities Loaned	90,155	—	—		—	90,155	—
Futures Contracts	—	(72,105)	—		—	—	(72,105)
Swap Agreements	—	—	—		(282,672)	—	(282,672)
Total	$9,951,419	$(72,105)	$5,059,000		$(282,672)	$15,010,419	$(354,777)
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$2,735,658		$—	$2,735,658	$—
Repurchase Agreements	—	—	2,933,000		—	2,933,000	—
Swap Agreements	—	—	—		(27,591)	—	(27,591)
Total	$—	$—	$5,668,658		$(27,591)	$5,668,658	$(27,591)
ProFund VP Utilities
Common Stocks	$31,972,804	$—	$—		$—	$31,972,804	$—
Repurchase Agreements	—	—	541,000		—	541,000	—
Swap Agreements	—	—	—		(68)	—	(68)
Total	$31,972,804	$—	$541,000		$(68)	$32,513,804	$(68)

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

*  Securities have $0 market value.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP's net assets in excess of $2 billion. During the year ended December 31, 2025, no Fund's annual investment advisory fee was subject to such reductions.

Ultimus Fund Solutions, LLC ("Ultimus") acts as the Trust's administrator (the "Administrator") and fund accounting agent. The Trust pays Ultimus for its services as Administrator and fund accounting agent, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration and fund accounting fees also include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust's compliance program. Additionally, Ultimus provides legal administration services to the Trust pursuant to a separate agreement. The Trust pays Ultimus a monthly fee for its services as Legal Administrator. Fees paid for the year ended December 31,

2025, to Ultimus by the ProFund VPs for administrator and fund accounting services, are reflected on the Statements of Operations as "Administration and fund accounting fees".

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the year ended December 31, 2025, for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $72,617 for the year ended December 31, 2025. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

December 31, 2025 :: Notes to Financial Statements :: 259

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees, a monthly/quarterly fee equal on an annual basis of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees." Throughout the year ended December 31, 2025, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $71,330 for the year ended December 31, 2025. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Effective September 1, 2025, the Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $375,000, inclusive of all meetings. During the year ended December 31, 2025, actual Trustee compensation was $1,025,001 in aggregate from the Trust and affiliated trusts. Prior to September 1, 2025, the Trust, together with affiliated Trusts, paid each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 0.90% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. For the non-money market ProFunds VP, these expense limitations remain in effect until at least April 30, 2026.

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Statements of Operations. During the year, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

Fund Name	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
ProFund VP Asia 30	$(8,387)	$(7,400)	$(987)	$—
ProFund VP Banks	(1,453)	(1,282)	(171)	—
ProFund VP Bear	(203)	(179)	(24)	—
ProFund VP Bull	(943)	(832)	(111)	—
ProFund VP Communication Services	(1,723)	(1,520)	(203)	—
ProFund VP Consumer Discretionary	(4,506)	(3,976)	(530)	—
ProFund VP Consumer Staples	(5,733)	(5,058)	(675)	—
ProFund VP Emerging Markets	(13,241)	(11,683)	(1,558)	—
ProFund VP Energy	(6,697)	(5,909)	(788)	—
ProFund VP Europe 30	(7,581)	(6,689)	(892)	—
ProFund VP Falling U.S. Dollar	(7,773)	(4,972)	(663)	(2,138)
ProFund VP Government Money Market	(76,068)	(67,119)	(8,949)	—
ProFund VP Health Care	(3,196)	(2,820)	(376)	—
ProFund VP Industrials	(1,301)	(1,148)	(153)	—
ProFund VP Internet	(2,073)	(1,829)	(244)	—
ProFund VP Large-Cap Growth	(3,842)	(3,390)	(452)	—
ProFund VP Large-Cap Value	(3,514)	(3,101)	(413)	—
ProFund VP Materials	(1,960)	(1,729)	(231)	—
ProFund VP Mid-Cap Growth	(6,368)	(5,619)	(749)	—
ProFund VP Mid-Cap Value	(3,640)	(3,212)	(428)	—
ProFund VP Nasdaq-100	(6,124)	(5,403)	(721)	—
ProFund VP Pharmaceuticals	(334)	(295)	(39)	—
ProFund VP Real Estate	(1,454)	(1,283)	(171)	—
ProFund VP Semiconductor	(1,196)	(1,055)	(141)	—
ProFund VP Short Mid-Cap	(8)	(7)	(1)	—
ProFund VP Short Nasdaq-100	(1,334)	(1,177)	(157)	—
ProFund VP Short Small-Cap	(1,365)	(1,204)	(161)	—
ProFund VP Small-Cap	(14,682)	(12,955)	(1,727)	—
ProFund VP Small-Cap Growth	(4,675)	(4,125)	(550)	—
ProFund VP Small-Cap Value	(7,308)	(6,448)	(860)	—
ProFund VP UltraBull	(2,288)	(2,019)	(269)	—

260 :: Notes to Financial Statements :: December 31, 2025

Fund Name	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
ProFund VP UltraMid-Cap	$(3,079)	$(2,717)	$(362)	$—
ProFund VP UltraNasdaq-100	(45,837)	(40,444)	(5,393)	—
ProFund VP UltraShort Nasdaq-100	(1,246)	(1,099)	(147)	—
ProFund VP UltraSmall-Cap	(20,756)	(18,314)	(2,442)	—
ProFund VP U.S. Government Plus	(2,806)	(2,338)	(468)	—
ProFund VP Utilities	(3,407)	(3,006)	(401)	—

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." These amounts are allocated proportionally as recoupments of advisory and management services fees, respectively, as shown in the table below.

Fund Name	Recoupment of prior expenses reduced by the Advisor	Recoupment allocated to advisory fees	Recoupment allocated to management services fees
ProFund Access VP High Yield	$5,974	$5,271	$703
ProFund VP Bear	565	499	66
ProFund VP Bull	13,000	11,471	1,529
ProFund VP Communication Services	3,179	2,805	374
ProFund VP Consumer Discretionary	5,883	5,191	692
ProFund VP Consumer Staples	4,407	3,889	518
ProFund VP Energy	12,280	10,835	1,445
ProFund VP Financials	8,996	7,938	1,058
ProFund VP Health Care	12,180	10,747	1,433
ProFund VP Industrials	2,000	1,765	235
ProFund VP International	4,000	3,529	471
ProFund VP Internet	3,437	3,033	404
ProFund VP Japan	3,684	3,251	433
ProFund VP Large-Cap Growth	2,000	1,765	235
ProFund VP Materials	2,810	2,479	331
ProFund VP Mid-Cap	2,000	1,765	235
ProFund VP Nasdaq-100	4,000	3,529	471
ProFund VP Pharmaceuticals	500	441	59
ProFund VP Precious Metals	3,475	3,066	409
ProFund VP Real Estate	500	441	59
ProFund VP Semiconductor	8,861	7,819	1,042
ProFund VP Short Dow 30	1	1	—
ProFund VP Short Emerging Markets	38	34	4
ProFund VP Short International	216	191	25
ProFund VP Short Nasdaq-100	1,167	1,030	137
ProFund VP Small-Cap Growth	6,639	5,858	781
ProFund VP Small-Cap Value	6,905	6,093	812
ProFund VP UltraBull	8,500	7,500	1,000
ProFund VP UltraShort Dow 30	5	4	1
ProFund VP UltraShort Nasdaq-100	1,906	1,681	225
ProFund VP U.S. Government Plus	2,386	1,988	398
ProFund VP Utilities	3,500	3,088	412

As of December 31, 2025, the recoupments that may potentially be made by the ProFunds VP are shown in the table below. As of December 31, 2025, no commitment or contingent liability is expected:

Fund Name	Expires 4/30/26	Expires 4/30/27	Expires 4/30/28	Expires 4/30/29	Total
ProFund Access VP High Yield	$—	$539	$—	$—	$539
ProFund VP Asia 30	15,415	25,206	22,715	2,924	66,260
ProFund VP Banks	6,886	4,317	3,111	778	15,092
ProFund VP Bear	—	1,200	829	—	2,029
ProFund VP Bull	8,942	34,434	5,741	—	49,117
ProFund VP Communication Services	3,195	7,684	—	1,723	12,602
ProFund VP Consumer Discretionary	6,182	21,213	—	4,506	31,901

December 31, 2025 :: Notes to Financial Statements :: 261

Fund Name	Expires 4/30/26	Expires 4/30/27	Expires 4/30/28	Expires 4/30/29	Total
ProFund VP Consumer Staples	$7,736	$12,311	$—	$5,733	$25,780
ProFund VP Emerging Markets	25,649	28,104	21,265	6,654	81,672
ProFund VP Energy	23,266	29,540	—	6,697	59,503
ProFund VP Europe 30	15,452	11,637	16,835	3,213	47,137
ProFund VP Falling U.S. Dollar	4,514	12,693	7,152	5,084	29,443
ProFund VP Financials	10,820	19,042	—	—	29,862
ProFund VP Government Money Market	—	81,574	69,853	49,893	201,320
ProFund VP Health Care	9,366	20,257	—	3,196	32,819
ProFund VP Industrials	2,461	15,135	5,989	—	23,585
ProFund VP International	1,551	548	1,464	—	3,563
ProFund VP Internet	3,370	8,967	—	2,073	14,410
ProFund VP Japan	—	3,269	—	—	3,269
ProFund VP Large-Cap Growth	10,667	21,702	17,711	—	50,080
ProFund VP Large-Cap Value	10,632	15,437	13,155	1,943	41,167
ProFund VP Materials	6,866	12,928	—	1,960	21,754
ProFund VP Mid-Cap	3,489	5,855	602	—	9,946
ProFund VP Mid-Cap Growth	12,813	18,465	15,244	3,091	49,613
ProFund VP Mid-Cap Value	10,985	14,821	12,133	1,303	39,242
ProFund VP Nasdaq-100	61,747	81,574	68,717	—	212,038
ProFund VP Pharmaceuticals	5,666	8,879	1,741	—	16,286
ProFund VP Precious Metals	9,968	18,972	6,453	—	35,393
ProFund VP Real Estate	2,321	8,241	4,939	—	15,501
ProFund VP Short Emerging Markets	560	478	—	—	1,038
ProFund VP Short International	128	—	—	—	128
ProFund VP Short Mid-Cap	178	147	56	—	381
ProFund VP Short Nasdaq-100	6,338	4,372	—	1,334	12,044
ProFund VP Short Small-Cap	3,055	4,004	1,226	1,175	9,460
ProFund VP Small-Cap	18,514	20,201	16,853	10,472	66,040
ProFund VP Small-Cap Growth	2,546	14,265	—	4,675	21,486
ProFund VP Small-Cap Value	5,595	16,930	—	7,308	29,833
ProFund VP UltraBull	—	—	7,664	—	7,664
ProFund VP UltraMid-Cap	3,796	12,122	6,981	2,141	25,040
ProFund VP UltraNasdaq-100	136,878	142,350	167,394	21,875	468,497
ProFund VP UltraShort Nasdaq-100	3,442	1,846	—	1,246	6,534
ProFund VP UltraSmall-Cap	31,072	28,036	23,765	17,248	100,121
ProFund VP U.S. Government Plus	5,622	7,199	—	2,806	15,627
ProFund VP Utilities	14,646	32,709	7,351	—	54,706

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2026, to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such recoupments shall be made monthly, but only to the extent that such recoupments would not cause the ProFund VP Government Money Market's net yield to fall below the highest previously determined minimum yield, and such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of December 31, 2025, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

Fund Name	Expires 4/30/26	Total
ProFund VP Government Money Market	$28,512	$28,512

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2025, were as follows:

Fund Name	Purchases	Sales
ProFund VP Asia 30	$47,493,991	$48,062,540
ProFund VP Banks	49,095,667	49,778,291
ProFund VP Biotechnology	73,698,390	79,152,280
ProFund VP Bull	60,083,158	74,780,068
ProFund VP Communication Services	53,246,790	54,364,542
ProFund VP Consumer Discretionary	46,382,030	53,821,502

262 :: Notes to Financial Statements :: December 31, 2025

Fund Name	Purchases	Sales
ProFund VP Consumer Staples	$35,543,057	$35,976,708
ProFund VP Emerging Markets	264,882,983	256,594,530
ProFund VP Energy	463,540,798	472,879,535
ProFund VP Europe 30	34,760,162	32,353,287
ProFund VP Financials	155,389,653	155,246,231
ProFund VP Health Care	163,589,753	165,610,119
ProFund VP Industrials	48,609,862	51,362,778
ProFund VP Internet	6,334,763	8,369,790
ProFund VP Large-Cap Growth	42,330,815	44,032,187
ProFund VP Large-Cap Value	23,050,035	25,710,253
ProFund VP Materials	78,309,839	79,159,801
ProFund VP Mid-Cap Growth	13,299,707	13,584,339
ProFund VP Mid-Cap Value	17,284,733	17,851,730
ProFund VP Nasdaq-100	19,683,047	35,169,240
ProFund VP Pharmaceuticals	12,726,047	14,173,111
ProFund VP Real Estate	88,661,723	87,058,206
ProFund VP Semiconductor	193,009,406	209,752,692
ProFund VP Small-Cap	786,938	1,563,456
ProFund VP Small-Cap Growth	8,931,667	10,326,586
ProFund VP Small-Cap Value	17,943,682	18,077,536
ProFund VP Technology	89,677,437	108,775,500
ProFund VP UltraBull	12,186,355	19,994,398
ProFund VP UltraMid-Cap	2,546,100	3,619,452
ProFund VP UltraNasdaq-100	58,913,349	49,440,921
ProFund VP UltraSmall-Cap	2,624,238	3,759,547
ProFund VP Utilities	270,489,091	274,556,446

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2025, were as follows:

Fund Name	Purchases	Sales
ProFund VP U.S. Government Plus	$10,911,831	$10,943,281

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP's position in a particular instrument when desired. Each of these factors may prevent a ProFund VP from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the ProFund VP's returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a ProFund VP to losses in excess of those amounts initially invested.

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, each ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP's net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP's investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly

December 31, 2025 :: Notes to Financial Statements :: 263

and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP's return.

Holding Period Risk

Certain ProFunds VP are "geared" funds ("Geared Funds") in the sense that the ProFund VP has an investment objective to match a multiple, the inverse, or an inverse multiple of the daily performance of a benchmark. A Geared Fund does not seek to achieve its stated multiple, inverse, or an inverse multiple of the daily performance of its underlying benchmark (the "Daily Target") for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP's prospectus.

Active Management Risk

ProFund Access VP High Yield Fund is actively managed, and its performance reflects the investment decisions that the Advisor makes for the ProFund. The Advisor's judgements about the ProFund VP's investments may prove to be incorrect. If the investments selected and strategies employed by the ProFund VP fail to produce the intended results, the ProFund VP could underperform or have negative returns as compared to other funds with a similar investment objective and/ or strategies.

Concentration Risk

Certain non-money market ProFunds VP may be subject to concentration risk. Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP's benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund VP's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund VP seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund VP from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund VP's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund VP will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund VP's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with

264 :: Notes to Financial Statements :: December 31, 2025

regulatory restrictions, either of which may negatively affect the ProFund VP's correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the ProFund Access VP High Yield, the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP's ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund VP that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund VP, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events.

Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund VP's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund VP invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund VP shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund VP's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund VP information, impede trading, cause reputational damage, and subject the ProFund VP to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund VP and its shareholders could be negatively impacted as a result. While a ProFund VP or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund VP invests, which could result in material adverse consequences for such issuers, and may cause the ProFund VP's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund VP could affect such a counterparty's ability to meet its obligations to the ProFund VP, which may result in losses to the ProFund VP and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund VP.

December 31, 2025 :: Notes to Financial Statements :: 265

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund VP and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund VP may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund VP's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund VP's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund VP to complete redemptions and otherwise affect ProFund VP performance and ProFund VP trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund VP's performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, the institution of tariffs or other trade barriers, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund VP and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a ProFund VP's investments, even beyond any direct exposure a ProFund VP may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund VP performance and the value of an investment in the ProFund VP.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund VP. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

266 :: Notes to Financial Statements :: December 31, 2025

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund VP's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund VP would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund VP's performance.

Index Performance Risk

Certain ProFunds VP linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund VP achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds VP that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds VP and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. The FEDL01 remained around 3.64% during the year ended December 31, 2025. Each ProFund VP with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds VP with short/inverse derivative exposure generally benefited from financing rates.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund VP's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund VP's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund VP's investment may not keep pace with inflation, which may result in losses to the ProFund VP investors or adversely affect the real value of shareholder's investments in a ProFund VP. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

Risks of Government Regulation

The Financial Industry Regulatory Authority ("FINRA") issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as "complex products" – which could include the leveraged and inverse funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors' ability to buy the funds.

7. Federal Income Tax Information

In this reporting period, the ProFunds VP adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the ProFunds VP financial positions or results of operations. For the year ended December 31, 2025, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the ProFunds VP.

During the fiscal year ended December 31, 2024, ProFund VP Bear and ProFund VP Rising Rates Opportunity paid capital gain distributions to meet the distribution requirements under Subchapter M of the Internal Revenue Code for a prior year and incurred $5,957 and $229,893 of interest fees, respectively, related to the distribution. These amounts were voluntarily reimbursed by the Advisor and are not subject to recoupment in future periods. As of December 31, 2025, no assessment has been made by the tax authority.

December 31, 2025 :: Notes to Financial Statements :: 267

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended December 31, 2025				Year Ended December 31, 2024
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund Access VP High Yield	$339,615	$—	$—	$339,615	$798,444	$—	$—	$798,444
ProFund VP Asia 30	882,108	—	—	882,108	132,757	—	—	132,757
ProFund VP Banks	55,386	—	—	55,386	85,083	—	—	85,083
ProFund VP Bear	64,199	—	—	64,199	131,745	—	—	131,745
ProFund VP Biotechnology	1,732,586	870,795	—	2,603,381	—	16,706,394	—	16,706,394
ProFund VP Bull	2,615,977	344,362	—	2,960,339	3,046,049	304,756	—	3,350,805
ProFund VP Communication Services	—	—	—	—	—	—	—	—
ProFund VP Consumer Discretionary	469,303	1,134,473	—	1,603,776	48,876	2,448,847	—	2,497,723
ProFund VP Consumer Staples	347,628	940,490	—	1,288,118	214,461	3,296,352	—	3,510,813
ProFund VP Dow 30	38,592	—	—	38,592	10,184	—	—	10,184
ProFund VP Emerging Markets	347,625	—	—	347,625	333,422	—	—	333,422
ProFund VP Energy	751,082	3,928,158	—	4,679,240	919,340	2,002,126	—	2,921,466
ProFund VP Europe 30	391,102	549,801	—	940,903	277,716	495,778	—	773,494
ProFund VP Falling U.S. Dollar	16,609	—	—	16,609	29,158	—	—	29,158
ProFund VP Financials	215,850	301,656	—	517,506	318,825	2,603,830	—	2,922,655
ProFund VP Government Money Market	939,860	—	—	939,860	1,306,098	—	—	1,306,098
ProFund VP Health Care	44,277	3,598,009	—	3,642,286	23,646	1,709,557	—	1,733,203
ProFund VP Industrials	278,579	184,009	—	462,588	117,546	2,108,358	—	2,225,904
ProFund VP International	369,306	—	—	369,306	371,382	—	—	371,382
ProFund VP Internet	116,678	—	—	116,678	257,577	—	—	257,577
ProFund VP Japan	1,158,429	981,719	—	2,140,148	1,012,848	1,018,378	—	2,031,226
ProFund VP Large-Cap Growth	599,496	2,431,511	—	3,031,007	294,318	236,430	—	530,748
ProFund VP Large-Cap Value	308,426	1,581,053	—	1,889,479	1,512,248	404,516	—	1,916,764
ProFund VP Materials	27,562	1,633,615	—	1,661,177	62,256	11,139	—	73,395
ProFund VP Mid-Cap	372,308	—	—	372,308	316,090	—	—	316,090
ProFund VP Mid-Cap Growth	266,825	985,014	—	1,251,839	20,691	575,705	—	596,396
ProFund VP Mid-Cap Value	222,834	827,985	—	1,050,819	408,837	93,833	—	502,670
ProFund VP Nasdaq-100	5,981,374	5,578,151	—	11,559,525	11,487,731	8,419,596	—	19,907,327
ProFund VP Pharmaceuticals	20,150	—	—	20,150	—	1,036,921	—	1,036,921
ProFund VP Precious Metals	898,696	—	—	898,696	809,641	—	—	809,641
ProFund VP Real Estate	88,297	—	—	88,297	143,996	146,650	—	290,646
ProFund VP Rising Rates Opportunity	777,026	—	—	777,026	1,635,070	16,086	—	1,651,156
ProFund VP Semiconductor	19,714,058	11,680,933	—	31,394,991	5,756,750	1,524	—	5,758,274
ProFund VP Short Dow 30	178	—	—	178	200	—	—	200
ProFund VP Short Emerging Markets	17,444	—	—	17,444	29,923	—	—	29,923
ProFund VP Short International	18,684	—	—	18,684	29,900	—	—	29,900
ProFund VP Short Mid-Cap	2,666	—	—	2,666	7,165	—	—	7,165
ProFund VP Short Nasdaq-100	119,093	—	—	119,093	205,004	—	—	205,004
ProFund VP Short Small-Cap	50,717	—	—	50,717	109,373	—	—	109,373
ProFund VP Small-Cap	71,629	—	—	71,629	99,601	—	—	99,601
ProFund VP Small-Cap Growth	—	1,315,907	—	1,315,907	42,550	709,834	—	752,384
ProFund VP Small-Cap Value	51,968	666,449	—	718,417	151,910	—	—	151,910
ProFund VP Technology	—	11,365,422	—	11,365,422	224,890	4,080,559	—	4,305,449
ProFund VP UltraBull	2,624,794	122,954	—	2,747,748	123,401	—	—	123,401
ProFund VP UltraMid-Cap	94,740	—	—	94,740	69,792	—	—	69,792
ProFund VP UltraNasdaq-100	23,200,610	4,658,651	—	27,859,261	662,578	—	—	662,578
ProFund VP UltraShort Dow 30	53	—	—	53	108	—	—	108
ProFund VP UltraShort Nasdaq-100	54,484	—	—	54,484	71,933	—	—	71,933
ProFund VP UltraSmall-Cap	130,741	—	—	130,741	104,681	—	—	104,681
ProFund VP U.S. Government Plus	187,577	—	—	187,577	242,414	—	—	242,414
ProFund VP Utilities	448,437	14,457	—	462,894	470,058	—	—	470,058

268 :: Notes to Financial Statements :: December 31, 2025

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund Access VP High Yield	$4,725	$—	$—	$(3,856,510)	$12,324	$(3,839,461)
ProFund VP Asia 30	1,143,630	—	—	(571,113)	2,706,305	3,278,822
ProFund VP Banks	50,535	—	—	(4,926,185)	1,289,941	(3,585,709)
ProFund VP Bear	58,974	—	—	(24,384,253)	7,660	(24,317,619)
ProFund VP Biotechnology	1,191,285	3,211,515	—	—	11,627,074	16,029,874
ProFund VP Bull	1,695,521	7,906,208	—	—	32,903,110	42,504,839
ProFund VP Communication Services	559,526	1,304,612	—	—	4,299,924	6,164,062
ProFund VP Consumer Discretionary	27,766	1,226,523	—	—	10,820,166	12,074,455
ProFund VP Consumer Staples	107,920	213,397	—	—	3,623,388	3,944,705
ProFund VP Dow 30	34,352	—	—	(1,628,275)	(3,052)	(1,596,975)
ProFund VP Emerging Markets	827,439	—	—	(6,403,135)	12,079,567	6,503,871
ProFund VP Energy	2,468,576	4,039,508	—	—	17,732,533	24,240,617
ProFund VP Europe 30	1,198,102	272,745	—	—	3,656,073	5,126,920
ProFund VP Falling U.S. Dollar	16,362	—	—	(403,548)	—	(387,186)
ProFund VP Financials	57,723	3,268,334	—	—	20,661,903	23,987,960
ProFund VP Government Money Market	—	—	(66)	(39,366)	—	(39,432)
ProFund VP Health Care	82,761	2,381,863	—	—	26,734,762	29,199,386
ProFund VP Industrials	378,723	575,962	—	—	11,112,189	12,066,874
ProFund VP International	1,224,966	—	—	(464,864)	(55,747)	704,355
ProFund VP Internet	88,622	1,177,401	—	—	7,435,784	8,701,807
ProFund VP Japan	1,452,401	1,697,744	—	—	464	3,150,609
ProFund VP Large-Cap Growth	—	1,432,268	—	—	20,197,615	21,629,883
ProFund VP Large-Cap Value	165,001	1,302,901	—	—	2,118,818	3,586,720
ProFund VP Materials	53,215	149,568	—	—	4,716,150	4,918,933
ProFund VP Mid-Cap	239,912	—	—	(987,907)	(110,084)	(858,079)
ProFund VP Mid-Cap Growth	—	991,519	—	—	3,162,852	4,154,371
ProFund VP Mid-Cap Value	185,977	210,294	—	—	867,562	1,263,833
ProFund VP Nasdaq-100	3,918,117	11,919,410	—	—	94,185,144	110,022,671
ProFund VP Pharmaceuticals	258,524	1,315,501	—	—	2,582,995	4,157,020
ProFund VP Precious Metals	35,641,003	—	—	(60,628,725)	(3,814,011)	(28,801,733)
ProFund VP Real Estate	262,885	280,843	—	—	2,657,074	3,200,802
ProFund VP Rising Rates Opportunity	191,808	—	—	(27,003,108)	40,099	(26,771,201)
ProFund VP Semiconductor	—	6,863,667	—	—	28,744,560	35,608,227
ProFund VP Short Dow 30	163	—	—	(121,858)	141	(121,554)
ProFund VP Short Emerging Markets	8,873	—	—	(2,903,173)	1,391	(2,892,909)
ProFund VP Short International	39,062	—	—	(3,031,741)	6,882	(2,985,797)
ProFund VP Short Mid-Cap	2,066	—	—	(2,636,655)	730	(2,633,859)
ProFund VP Short Nasdaq-100	52,983	—	—	(19,499,004)	18,001	(19,428,020)
ProFund VP Short Small-Cap	35,762	—	—	(6,844,892)	8,796	(6,800,334)
ProFund VP Small-Cap	28,505	—	—	(80,095)	2,470,810	2,419,220
ProFund VP Small-Cap Growth	147,630	670,392	—	—	3,291,394	4,109,416
ProFund VP Small-Cap Value	996,922	336,092	—	—	(556,803)	776,211
ProFund VP Technology	601,899	4,810,036	—	—	32,674,439	38,086,374
ProFund VP UltraBull	3,684,128	946,393	—	(12,621,316)	11,206,469	3,215,674
ProFund VP UltraMid-Cap	50,918	—	—	(156,265)	2,364,385	2,259,038
ProFund VP UltraNasdaq-100	33,753,921	5,597,931	—	—	125,069,528	164,421,380
ProFund VP UltraShort Dow 30	56	—	—	(971,537)	106	(971,375)
ProFund VP UltraShort Nasdaq-100	54,520	—	—	(10,998,757)	4,047	(10,940,190)
ProFund VP UltraSmall-Cap	81,651	—	—	(6,033,395)	3,308,840	(2,642,904)
ProFund VP U.S. Government Plus	55	—	—	(9,869,215)	(86,310)	(9,955,470)
ProFund VP Utilities	533,443	731,529	—	—	19,697,376	20,962,348

December 31, 2025 :: Notes to Financial Statements :: 269

As of the latest tax year ended December 31, 2025, the following ProFunds VP have net capital loss carryforwards ("CLCFs") as summarized in the tables below.

Fund	No Expiration Date
ProFund Access VP High Yield	$3,856,510	*
ProFund VP Asia 30	571,113
ProFund VP Banks	4,926,185	*
ProFund VP Bear	24,384,253	*
ProFund VP Dow 30	1,628,275	*
ProFund VP Emerging Markets	6,403,135
ProFund VP Falling U.S. Dollar	403,548	*
ProFund VP Government Money Market	39,366
ProFund VP International	464,864	*
ProFund VP Mid-Cap	987,907
ProFund VP Precious Metals	60,628,725	*
ProFund VP Rising Rates Opportunity	27,003,108	*
ProFund VP Short Dow 30	121,858	*
ProFund VP Short Emerging Markets	2,903,173	*
ProFund VP Short International	3,031,741	*
ProFund VP Short Mid-Cap	2,636,655	*
ProFund VP Short Nasdaq-100	19,499,004	*
ProFund VP Short Small-Cap	6,844,892	*
ProFund VP Small-Cap	80,095
ProFund VP UltraBull	12,621,316	*
ProFund VP UltraMid-Cap	156,265
ProFund VP UltraShort Dow 30	971,537	*
ProFund VP UltraShort Nasdaq-100	10,998,757	*
ProFund VP UltraSmall-Cap	6,033,395
ProFund VP U.S. Government Plus	9,869,215	*

*  All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

As of December 31, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund Access VP High Yield	$11,349,000	$12,324	$—	$12,324
ProFund VP Asia 30	19,003,793	8,444,933	(5,738,628)	2,706,305
ProFund VP Banks	3,132,006	1,773,350	(483,409)	1,289,941
ProFund VP Bear	1,191,000	7,660	—	7,660
ProFund VP Biotechnology	30,862,839	18,142,937	(6,515,863)	11,627,074
ProFund VP Bull	15,160,135	35,253,510	(2,350,400)	32,903,110
ProFund VP Communication Services	9,848,676	5,407,248	(1,107,324)	4,299,924
ProFund VP Consumer Discretionary	8,756,434	11,988,008	(1,167,842)	10,820,166
ProFund VP Consumer Staples	5,737,304	4,607,485	(984,097)	3,623,388
ProFund VP Dow 30	360,000	—	(3,052)	(3,052)
ProFund VP Emerging Markets	24,169,564	16,517,548	(4,437,981)	12,079,567
ProFund VP Energy	12,758,016	21,694,951	(3,962,418)	17,732,533
ProFund VP Europe 30	14,216,858	7,239,998	(3,583,925)	3,656,073
ProFund VP Falling U.S. Dollar	667,000	—	—	—
ProFund VP Financials	18,188,303	26,611,446	(5,949,543)	20,661,903
ProFund VP Government Money Market	28,084,927	—	—	—
ProFund VP Health Care	7,685,851	27,923,672	(1,188,910)	26,734,762
ProFund VP Industrials	5,641,077	12,021,375	(909,186)	11,112,189
ProFund VP International	14,382,000	—	(55,747)	(55,747)
ProFund VP Internet	5,740,565	8,356,540	(920,756)	7,435,784
ProFund VP Japan	16,187,000	464	—	464
ProFund VP Large-Cap Growth	18,869,405	20,937,331	(739,716)	20,197,615
ProFund VP Large-Cap Value	13,402,508	4,292,080	(2,173,262)	2,118,818
ProFund VP Materials	6,663,345	5,962,039	(1,245,889)	4,716,150

270 :: Notes to Financial Statements :: December 31, 2025

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Mid-Cap	$9,461,000	$—	$(110,084)	$(110,084)
ProFund VP Mid-Cap Growth	10,495,166	3,928,640	(765,788)	3,162,852
ProFund VP Mid-Cap Value	9,467,854	2,267,860	(1,400,298)	867,562
ProFund VP Nasdaq-100	72,523,030	97,057,781	(2,872,637)	94,185,144
ProFund VP Pharmaceuticals	7,843,646	3,980,826	(1,397,831)	2,582,995
ProFund VP Precious Metals	69,363,000	—	(3,814,011)	(3,814,011)
ProFund VP Real Estate	6,289,139	3,091,991	(434,917)	2,657,074
ProFund VP Rising Rates Opportunity	5,137,000	40,099	—	40,099
ProFund VP Semiconductor	7,798,318	30,565,074	(1,820,514)	28,744,560
ProFund VP Short Dow 30	16,000	141	—	141
ProFund VP Short Emerging Markets	672,000	1,391	—	1,391
ProFund VP Short International	1,811,000	6,882	—	6,882
ProFund VP Short Mid-Cap	51,000	730	—	730
ProFund VP Short Nasdaq-100	1,645,000	18,001	—	18,001
ProFund VP Short Small-Cap	699,000	8,796	—	8,796
ProFund VP Small-Cap	8,346,031	3,103,444	(632,634)	2,470,810
ProFund VP Small-Cap Growth	12,339,217	4,249,257	(957,863)	3,291,394
ProFund VP Small-Cap Value	19,526,187	2,255,695	(2,812,498)	(556,803)
ProFund VP Technology	14,550,070	34,805,329	(2,130,890)	32,674,439
ProFund VP UltraBull	11,352,032	11,984,036	(777,567)	11,206,469
ProFund VP UltraMid-Cap	7,008,040	2,981,810	(617,425)	2,364,385
ProFund VP UltraNasdaq-100	175,264,176	134,056,981	(8,987,453)	125,069,528
ProFund VP UltraShort Dow 30	5,000	106	—	106
ProFund VP UltraShort Nasdaq-100	183,000	4,047	—	4,047
ProFund VP UltraSmall-Cap	11,418,907	4,543,192	(1,234,352)	3,308,840
ProFund VP U.S. Government Plus	5,727,377	—	(86,310)	(86,310)
ProFund VP Utilities	12,816,360	21,750,766	(2,053,390)	19,697,376

8. Share Splits and Reverse Share Splits

Effective October 14, 2024, the ProFund VP Semiconductor underwent a 4-for-1 share split.

Effective March 13, 2023, the ProFund VP UltraShort Nasdaq-100 underwent a 1-for-5 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds VP by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds VP or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

9. Shareholder Concentration

As of December 31, 2025, the Advisor was deemed a significant shareholder of ProFund VP Dow 30 and ProFund VP UltraShort

Dow 30, as the Advisor's ownership of total shares outstanding of each ProFund VP was 45% and 100%, respectively.

10. New Accounting Pronouncements

In December 2025, the FASB issued Accounting Standards Update 2025-11 ("ASU 2025-11"), Interim Reporting (Topic 270): Narrow-Scope Improvements, to improve the guidance in Topic 270, Interim Reporting, by improving the navigability of the required interim disclosures and clarifying when that guidance is applicable. The amendments also provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025-11 is effective for annual periods beginning after December 15, 2027, for public business entities and for interim reporting periods within annual reporting periods beginning after December 15, 2028, for entities other than public business entities. Early adoption is permitted for all entities. Fund Management is evaluating the impacts of these changes on the ProFunds VP's financial statements.

11. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP's financial statements.

271 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ProFunds and Shareholders of each of the fifty-one funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (fifty-one of the funds constituting ProFunds, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025, and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

ProFund Access VP High Yield

ProFund VP Asia 30

ProFund VP Banks

ProFund VP Bear

ProFund VP Biotechnology

ProFund VP Bull

ProFund VP Communication Services

ProFund VP Consumer Discretionary

ProFund VP Consumer Staples

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Energy

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP Government Money Market

ProFund VP Health Care

ProFund VP Industrials

ProFund VP International

ProFund VP Internet

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Materials

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Rising Rates Opportunity

ProFund VP Semiconductor

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

ProFund VP Technology

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2026

We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.

Additional Tax Information (unaudited) :: 272

Other Federal Income Tax Information:

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended
December 31, 2025, qualify for the corporate dividends received deduction for the following ProFunds VP:

Fund	Percentage
ProFund VP Banks	100%
ProFund VP Biotechnology	5%
ProFund VP Bull	23%
ProFund VP Consumer Discretionary	43%
ProFund VP Consumer Staples	78%
ProFund VP Energy	100%
ProFund VP Europe 30	8%
ProFund VP Financials	100%
ProFund VP Health Care	100%
ProFund VP Industrials	87%
ProFund VP Internet	35%
ProFund VP Large-Cap Growth	29%
ProFund VP Large-Cap Value	100%
ProFund VP Materials	100%
ProFund VP Mid-Cap Growth	40%
ProFund VP Mid-Cap Value	70%
ProFund VP Nasdaq-100	14%
ProFund VP Pharmaceuticals	100%
ProFund VP Semiconductor	2%
ProFund VP Small-Cap	100%
ProFund VP Small-Cap Value	100%
ProFund VP UltraBull	7%
ProFund VP UltraMid-Cap	87%
ProFund VP UltraNasdaq-100	5%
ProFund VP UltraSmall-Cap	76%
ProFund VP Utilities	100%

For the fiscal year ended December 31, 2025, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Fund	Amount
ProFund VP Biotechnology	$870,795
ProFund VP Bull	344,362
ProFund VP Consumer Discretionary	1,134,473
ProFund VP Consumer Staples	940,490
ProFund VP Energy	3,928,158
ProFund VP Europe 30	549,801
ProFund VP Financials	301,656
ProFund VP Health Care	3,598,009
ProFund VP Industrials	184,009
ProFund VP Japan	981,719
ProFund VP Large-Cap Growth	2,431,511
ProFund VP Large-Cap Value	1,581,053
ProFund VP Materials	1,633,615
ProFund VP Mid-Cap Growth	985,014
ProFund VP Mid-Cap Value	827,985
ProFund VP Nasdaq-100	5,578,151
ProFund VP Semiconductor	11,680,933
ProFund VP Small-Cap Growth	1,315,907
ProFund VP Small-Cap Value	666,449
ProFund VP Technology	11,365,422
ProFund VP UltraBull	122,954
ProFund VP UltraNasdaq-100	4,658,651
ProFund VP Utilities	14,457

Form N-CSR – Items 8-11 (unaudited)

274 :: Form N-CSR – Items 8-11 :: December 31, 2025 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 29, 2025, the Board of Trustees (the "Board") of ProFunds (the "Trust") considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the "Advisor") and the Trust, on behalf of each of its operational series (each a "Fund" and collectively the "Funds") (the "Advisory Agreement"). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each, a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively-managed and are designed to meet a specified investment objective (each, an "Active Fund" and, collectively, the "Active Funds"). Certain other Funds are "geared" funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying index or security (each, a "Geared Fund" and, collectively, the "Geared Funds"). The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

In considering whether to approve the continuance of the Advisory Agreement, the Board did not identify any particular information that was most relevant and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by Trust counsel and their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuance of the Advisory Agreement, including information that addressed, among other things:

•  the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;

•  the costs of the services to be provided and the profits realized by the Advisor;

•  the investment performance of the Funds and the Advisor;

•  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

•  other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds to assist them in evaluating the terms of the Advisory Agreement. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuance of the Advisory Agreement, including, among other things:

•  information about the advisory services that were being provided by the Advisor with respect to the Funds;

•  the Advisor's Form ADV;

•  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

•  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

•  information regarding advisory fees earned and advisory fees waived for previous periods;

•  performance information for prior periods;

•  comparative industry fee data;

•  information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory management services with respect to the Funds;

•  information regarding the Advisor's trade allocation and best execution policies and procedures;

•  information about the financial condition of the Advisor;

•  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

•  the Advisor's reputation, expertise and resources.

December 31, 2025 (unaudited) :: Form N-CSR – Items 8-11 :: 275

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds for each Fund (the "Peer Group") with similar investment strategies, as well as to assist them in evaluating information with respect to certain aspects of their review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board also considered information they received throughout the year as part of its regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there were expected to be no significant differences between the nature and scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. Among other things, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

•  the key features of each Fund, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

•  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio Advisor's staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  the Advisor's ability to monitor compliance with the Securities and Exchange Commission's liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;

•  a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency;

•  for certain cryptocurrency-linked Funds, the Advisor's familiarity with digital assets and Bitcoin and Ether in particular, as well as processes related to assessing risk and liquidity with respect to investments in cryptocurrency derivatives, the Advisor's familiarity with the market for cryptocurrency derivatives and its ability to manage the Funds and obtain appropriate exposure in that market, the appropriateness of investing in cryptocurrency-related instruments by the Funds as open-end mutual funds and the potential benefits of a futures-based approach; and

•  information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor's ability to negotiate generally favorable terms with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund's shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds or other investment vehicles offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the challenges in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Groups compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers. The Board noted that the methodology used to compile the

276 :: Form N-CSR – Items 8-11 :: December 31, 2025 (unaudited)

Peer Group and comparative data was substantially similar to that used in prior years and is continually re-evaluated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fees.

The Board considered that, in cases where a Fund had higher fees and expenses than other funds in its respective Peer Group, such differences reflected the Advisor's belief, after considering relevant factors, that the fees and expenses are fair and reasonable in light of the nature and quality of the services provided and in relation to fees by funds in the Peer Group to their advisers. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the nature and scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, securities lending, marketing, client services, collateral management and counterparty management. The Board noted that for these reasons it presents challenges to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized the challenges in comparing fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were fair and reasonable in relation to the nature and quality of the services provided and that the continuance of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2025, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance when compared with target performance was generally within expected ranges. The Board further noted that Matching Fund performance compared with benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund's performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund's total return.

With respect to the Active Funds, the Board considered each Fund's relative performance as compared to its respective Peer Group average, universe average, and benchmark index returns for each of the one-year, three-year, five-year and ten-year periods ended June 30, 2025, as applicable. The Board noted that each Active Fund's performance was generally in line with the comparative Peer Groups, even if an Active Fund underperformed one or more of its peers for a particular period.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

With regard to the VP Government Money Market Fund, the Board considered that the Advisor has contractually undertaken to waive fees and/or reimburse expenses to maintain a minimum yield floor limit at 0.02% and has also contractually agreed to waive total operating expenses to 0.90%. The Board noted that under the minimum yield agreement there have been no payments or deferred fee or reimbursed expenses from the Fund since March 4, 2020. The Advisor also confirmed it will not recoup any amounts of fees previously waived or expenses previously reimbursed without first notifying the Independent Trustees.

Profitability

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, employee compensation, information technology, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profitability, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

December 31, 2025 (unaudited) :: Form N-CSR – Items 8-11 :: 277

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund, as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the Ultra Japan ProFund and the UltraShort Japan ProFund, each of which pay 0.90%, the Nasdaq-100 ProFund which pays 0.70%, the ProFund VP US Government Plus which pays 0.50%, and the Bitcoin ProFund and Short Bitcoin ProFund, each of which each pays 0.45%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund's annual investment advisory fee by 0.025% on non-money market mutual fund net assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion. The Board considered that for the periods presented, none of the Funds were subject to advisory fee reductions as a result of breakpoint fee reductions.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory management services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds since the Advisor needs to account for significant asset flows both into and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFunds Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Advisory Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

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P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/25

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract, if approved by the Board of Directors in the most recent half-year, is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Not applicable

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	March 03, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	March 03, 2026

By (Signature and Title)*	/s/ Rebecca Colvin
Rebecca Colvin, Treasurer and Principal Financial Officer

Date	March 02, 2026

* Print the name and title of each signing officer under his or her signature.